UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-01944
Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)
711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices) (Zip code)
Princor Financial Services Corporation, Des Moines, IA 50392-2080

(Name and address of agent for service)
Registrant’s telephone number, including area code: 515-247-6783
Date of fiscal year end: December 31, 2008
Date of reporting period: June 30, 2008

ITEM 1 — REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2008

SHAREHOLDER EXPENSE EXAMPLE
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$910.54	$4.32	0.91%
Hypothetical	1,000.00	1,020.34	4.57	0.91
Diversified International Account Class 2
Actual	1,000.00	908.88	5.51	1.16
Hypothetical	1,000.00	1,019.10	5.82	1.16
Equity Income Account Class 1
Actual	1,000.00	857.08	2.31	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Equity Income Account Class 2
Actual	1,000.00	855.87	3.46	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Income Account Class 1
Actual	1,000.00	1,004.44	2.49	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Income Account Class 2
Actual	1,000.00	1,002.87	3.73	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
LargeCap Blend Account II Class 1
Actual	1,000.00	897.88	3.59	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

SHAREHOLDER EXPENSE EXAMPLE
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
LargeCap Blend Account II Class 2
Actual	$1,000.00	$896.00	$4.76	1.01%
Hypothetical	1,000.00	1,019.84	5.07	1.01
LargeCap Growth Account Class 1
Actual	1,000.00	889.58	3.19	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
LargeCap Growth Account Class 2
Actual	1,000.00	888.86	4.37	0.93
Hypothetical	1,000.00	1,020.24	4.67	0.93
MidCap Stock Account Class 1
Actual	1,000.00	922.22	3.63	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
MidCap Stock Account Class 2
Actual	1,000.00	921.35	4.82	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01
Money Market Account Class 1
Actual	1,000.00	1,014.90	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Money Market Account Class 2
Actual	1,000.00	1,013.66	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Mortgage Securities Account Class 1
Actual	1,000.00	1,014.18	2.50	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Mortgage Securities Account Class 2
Actual	1,000.00	1,013.59	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Real Estate Securities Account Class 1
Actual	1,000.00	966.86	4.30	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88
Real Estate Securities Account Class 2
Actual	1,000.00	966.67	5.53	1.13
Hypothetical	1,000.00	1,019.24	5.67	1.13
SAM Balanced Portfolio Class 1
Actual	1,000.00	936.47	1.16	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Balanced Portfolio Class 2
Actual	1,000.00	935.18	2.36	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	961.97	1.17	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	960.91	2.39	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	912.23	1.14	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	911.17	2.33	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

SHAREHOLDER EXPENSE EXAMPLE
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$977.35	$1.18	0.24%
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Flexible Income Portfolio Class 2
Actual	1,000.00	975.32	2.41	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	896.88	1.13	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	895.70	2.31	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Short-Term Income Account Class 1
Actual	1,000.00	1,019.08	2.56	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51
Short-Term Income Account Class 2
Actual	1,000.00	1,016.63	3.81	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
SmallCap Growth Account II Class 1
Actual	1,000.00	904.85	4.83	1.02
Hypothetical	1,000.00	1,019.79	5.12	1.02
SmallCap Growth Account II Class 2
Actual	1,000.00	903.71	6.01	1.27
Hypothetical	1,000.00	1,018.55	6.37	1.27
SmallCap Value Account I Class 1
Actual	1,000.00	899.06	4.77	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01
SmallCap Value Account I Class 2
Actual	1,000.00	898.77	5.95	1.26
Hypothetical	1,000.00	1,018.60	6.32	1.26
West Coast Equity Account Class 1
Actual	1,000.00	897.89	2.97	0.63
Hypothetical	1,000.00	1,021.73	3.17	0.63
West Coast Equity Account Class 2
Actual	1,000.00	896.55	4.15	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	Diversified
	International		Equity Income
Amounts in thousands, except per share amounts	Account		Account(a)	Income Account

Investment in securities—at cost	$496,961		$486,901	$167,197

Foreign currency—at cost	$258		$—	$—

Assets
Investment in securities—at value	$532,589	(b)	$486,143 (b)	$165,250	(b)
Foreign currency—at value	258		—	—
Cash	4		10	3
Receivables:
Capital Shares sold	1,005		7,182	1,478
Dividends and interest	1,642		1,041	2,182
Foreign tax refund	22		—	—
Investment securities sold	4,824		—	3,957
Prepaid directors’ expenses	—		—	1

Total Assets	540,344		494,376	172,871
Liabilities
Accrued management and investment advisory fees	345		201	65
Accrued distribution fees	1		12	2
Accrued directors expenses	1		—	—
Accrued other expenses	113		2	2
Payables:
Capital Shares reacquired	695		98	124
Investment securities purchased	6,298		1,017	3,948
Collateral obligation on securities loaned, at value	35,864		22,183	9,130

Total Liabilities	43,317		23,513	13,271

Net Assets Applicable to Outstanding Shares	$497,027		$470,863	$159,600

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$469,076		$495,997	$157,735
Accumulated undistributed (overdistributed) net investment income (operating loss)	6,779		6,149	3,538
Accumulated undistributed (overdistributed) net realized gain (loss)	(14,485)		(30,525)	274
Net unrealized appreciation (depreciation) of investments	35,628		(758)	(1,947)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	29		—	—

Total Net Assets	$497,027		$470,863	$159,600

Capital Stock (par value: $.01 a share):
Shares authorized	300,000		200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$490,337		$413,083	$148,191
Shares issued and outstanding	31,302		27,454	15,215
Net Asset Value per share	$15.66		$15.05	$9.74

Class 2: Net Assets	6,690		57,780	11,409
Shares issued and outstanding	426		3,868	1,177
Net Asset Value per share	$15.71		$14.94	$9.69

(a)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.

(b)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

		LargeCap
	LargeCap Blend	Growth		MidCap Stock
Amounts in thousands, except per share amounts	Account II(a)	Account(b)		Account

Investment in securities—at cost	$266,000	$272,713		$68,344

Assets
Investment in securities—at value	$246,750 (c)	$307,538	(c)	$78,317	(c)
Cash	792	11		10
Receivables:
Capital Shares sold	507	1,453		400
Dividends and interest	295	229		78
Investment securities sold	1,471	4,603		293
Variation margin on futures contracts	1	—		—
Prepaid directors’ expenses	—	—		1

Total Assets	249,816	313,834		79,099

Liabilities
Accrued management and investment advisory fees	154	181		40
Accrued distribution fees	1	—		2
Accrued other expenses	4	1		1
Payables:
Capital Shares reacquired	158	102		14
Investment securities purchased	516	478		476
Collateral obligation on securities loaned, at value	9,926	348		17,022

Total Liabilities	10,759	1,110		17,555

Net Assets Applicable to Outstanding Shares	$239,057	$312,724		$61,544

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$261,660	$335,461		$51,530
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,392	923		345
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,732)	(58,485)		(304)
Net unrealized appreciation (depreciation) of investments	(19,263)	34,825		9,973

Total Net Assets	$239,057	$312,724		$61,544

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000		200,000
Net Asset Value Per Share:
Class 1: Net Assets	$236,978	$311,586		$50,193
Shares issued and outstanding	34,401	19,633		4,744
Net Asset Value per share	$6.89	$15.87		$10.58

Class 2: Net Assets	2,079	1,138		11,351
Shares issued and outstanding	301	72		1,082
Net Asset Value per share	$6.90	$15.88		$10.49

(a)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.

(b)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.

(c)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

		Mortgage	Real Estate
	Money Market	Securities	Securities
Amounts in thousands, except per share amounts	Account	Account	Account

Investment in securities—at cost	$316,110	$204,227	$212,761

Assets
Investment in securities—at value	$316,110	$202,237 (a)	$195,588 (a)
Cash	8	11	10
Receivables:
Capital Shares sold	3,821	1,983	478
Dividends and interest	88	1,053	687
Investment securities sold	—	1	—
Prepaid directors’ expenses	1	1	—

Total Assets	320,028	205,286	196,763

Liabilities
Accrued management and investment advisory fees	115	79	139
Accrued distribution fees	2	—	1
Accrued other expenses	3	2	1
Payables:
Capital Shares reacquired	1,199	8	19
Investment securities purchased	—	3,017	63
Collateral obligation on securities loaned, at value	—	7,149	14,178

Total Liabilities	1,319	10,255	14,401

Net Assets Applicable to Outstanding Shares	$318,709	$195,031	$182,362

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$318,709	$197,915	$202,558
Accumulated undistributed (overdistributed) net investment income (operating loss)	—	4,460	1,047
Accumulated undistributed (overdistributed) net realized gain (loss)	—	(5,354)	(4,070)
Net unrealized appreciation (depreciation) of investments	—	(1,990)	(17,173)

Total Net Assets	$318,709	$195,031	$182,362

Capital Stock (par value: $.01 a share):
Shares authorized	1,500,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$310,009	$192,403	$181,181
Shares issued and outstanding	310,009	19,318	14,374
Net Asset Value per share	$1.00	$9.96	$12.60

Class 2: Net Assets	8,700	2,628	1,181
Shares issued and outstanding	8,700	264	93
Net Asset Value per share	$1.00	$9.96	$12.64

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
 June 30, 2008 (unaudited)

		SAM	SAM
		Conservative	Conservative
	SAM Balanced	Balanced	Growth
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Portfolio

Investment in affiliated securities—at cost	$562,816	$81,133	$250,967

Assets
Investment in affiliated securities—at value	$584,644	$80,802	$266,957
Receivables:
Capital Shares sold	8,260	2,382	822
Dividends and interest	233	42	61
Prepaid directors’ expenses	—	1	—

Total Assets	593,137	83,227	267,840

Liabilities
Accrued management and investment advisory fees	118	16	55
Accrued distribution fees	38	6	23
Accrued directors expenses	1	—	—
Payables:
Capital Shares reacquired	309	24	40

Total Liabilities	466	46	118

Net Assets Applicable to Outstanding Shares	$592,671	$83,181	$267,722

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$536,791	$80,108	$235,531
Accumulated undistributed (overdistributed) net investment income (operating loss)	21,580	3,497	8,436
Accumulated undistributed (overdistributed) net realized gain (loss)	12,472	(93)	7,765
Net unrealized appreciation (depreciation) of investments	21,828	(331)	15,990

Total Net Assets	$592,671	$83,181	$267,722

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$415,459	$56,968	$158,697
Shares issued and outstanding	27,403	5,041	9,430
Net Asset Value per share	$15.16	$11.30	$16.83

Class 2: Net Assets	177,212	26,213	109,025
Shares issued and outstanding	11,767	2,337	6,522
Net Asset Value per share	$15.06	$11.22	$16.72

See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
 June 30, 2008 (unaudited)

		SAM Strategic
	SAM Flexible	Growth	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Portfolio	Income Account

Investment in securities—at cost	$—	$—	$77,694

Investment in affiliated securities—at cost	$124,588	$129,489	$—

Assets
Investment in securities—at value	$—	$—	$77,615 (a)
Investment in affiliated securities—at value	125,973	134,678	—
Cash	—	—	11
Receivables:
Capital Shares sold	1,087	544	690
Dividends and interest	71	28	674
Investment securities sold	—	—	—
Prepaid directors’ expenses	—	—	1

Total Assets	127,131	135,250	78,991

Liabilities
Accrued management and investment advisory fees	25	28	28
Accrued distribution fees	9	15	—
Accrued other expenses	—	—	1
Payables:
Capital Shares reacquired	157	55	20
Variation margin on futures contracts	—	—	4
Collateral obligation on securities loaned, at value	—	—	10,735

Total Liabilities	191	98	10,788

Net Assets Applicable to Outstanding Shares	$126,940	$135,152	$68,203

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$118,825	$125,856	$67,591
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,923	3,453	1,472
Accumulated undistributed (overdistributed) net realized gain (loss)	807	654	(763)
Net unrealized appreciation (depreciation) of investments	1,385	5,189	(97)

Total Net Assets	$126,940	$135,152	$68,203

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$81,609	$64,194	$66,245
Shares issued and outstanding	6,808	3,648	26,833
Net Asset Value per share	$11.99	$17.60	$2.47

Class 2: Net Assets	45,331	70,958	1,958
Shares issued and outstanding	3,809	4,054	796
Net Asset Value per share	$11.90	$17.50	$2.46

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	SmallCap
	Growth Account	SmallCap Value	West Coast
Amounts in thousands, except per share amounts	II(a)	Account I(b)	Equity Account

Investment in securities—at cost	$110,901	$188,960	$87,053

Assets
Investment in securities—at value	$110,377 (c)	$174,098 (c)	$118,747	(c)
Cash	3,978	3,421	10
Receivables:
Capital Shares sold	247	950	578
Dividends and interest	19	296	86
Expense reimbursement from Manager	—	13	—
Investment securities sold	838	9,860	133
Prepaid directors’ expenses	1	—	1

Total Assets	115,460	188,638	119,555
Liabilities
Accrued management and investment advisory fees	77	144	59
Accrued distribution fees	1	—	2
Accrued other expenses	7	5	3
Payables:
Capital Shares reacquired	48	3	48
Investment securities purchased	1,559	3,648	50
Variation margin on futures contracts	—	86	—
Collateral obligation on securities loaned, at value	22,647	32,951	9,169

Total Liabilities	24,339	36,837	9,331

Net Assets Applicable to Outstanding Shares	$91,121	$151,801	$110,224

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$125,679	$173,202	$76,203
Accumulated undistributed (overdistributed) net investment income (operating loss)	(290)	762	378
Accumulated undistributed (overdistributed) net realized gain (loss)	(33,744)	(7,076)	1,949
Net unrealized appreciation (depreciation) of investments	(524)	(15,087)	31,694

Total Net Assets	$91,121	$151,801	$110,224

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$87,742	$151,640	$98,109
Shares issued and outstanding	8,540	12,089	4,838
Net Asset Value per share	$10.27	$12.54	$20.28

Class 2: Net Assets	3,379	161	12,115
Shares issued and outstanding	330	13	601
Net Asset Value per share	$10.23	$12.55	$20.16

(a)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.

(b)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.

(c)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2008 (unaudited)

	Diversified
	International	Equity Income
Amounts in thousands	Account	Account(a)	Income Account

Net Investment Income (Operating Loss)
Income:
Dividends	$10,063	$6,783	$38
Withholding tax	(1,159)	—	—
Interest	38	344	5,269
Securities lending	367	95	38

Total Income	9,309	7,222	5,345

Expenses:
Management and investment advisory fees	2,133	1,280	424
Distribution Fees — Class 2	9	81	16
Custodian fees	205	2	2
Directors’ expenses	5	6	1
Other expenses	8	1	—

Total Expenses	2,360	1,370	443

Net Investment Income (Operating Loss)	6,949	5,852	4,902

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign tax refund of $8, $0 and $0, respectively)	(14,272)	(25,532)	253
Foreign currency transactions	(101)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(45,226)	(62,862)	(4,277)
Translation of assets and liabilities in foreign currencies	31	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(59,568)	(88,394)	(4,024)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,619)	$(82,542)	$878

(a)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.
See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2008 (unaudited)

	LargeCap Blend	LargeCap Growth	MidCap Stock
Amounts in thousands	Account II(a)	Account(b)	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$2,311	$1,879	$546
Interest	4	195	45
Securities lending	16	4	18

Total Income	2,331	2,078	609

Expenses:
Management and investment advisory fees	940	1,146	262
Distribution Fees — Class 2	3	2	15
Custodian fees	5	2	2
Directors’ expenses	4	3	1
Other expenses	—	2	—

Total Expenses	952	1,155	280

Net Investment Income (Operating Loss)	1,379	923	329

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(2,980)	(1,418)	115
Futures contracts	(220)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(25,957)	(43,858)	(6,477)
Futures contracts	3	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(29,154)	(45,276)	(6,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,775)	$(44,353)	$(6,033)

(a)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.

(b)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.
See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2008 (unaudited)

	Money Market	Mortgage	Real Estate
Amounts in thousands	Account	Securities Account	Securities Account

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$—	$1,897
Interest	5,265	5,371	44
Securities lending	—	26	17

Total Income	5,265	5,397	1,958

Expenses:
Management and investment advisory fees	690	522	857
Distribution Fees — Class 2	10	4	2
Custodian fees	4	2	2
Directors’ expenses	4	1	3
Other expenses	1	—	—

Total Expenses	709	529	864

Net Investment Income (Operating Loss)	4,556	4,868	1,094

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	231	890
Change in unrealized appreciation/depreciation of:
Investments	—	(1,642)	(8,262)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	—	(1,411)	(7,372)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,556	$3,457	$(6,278)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2008 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$22,564	$3,628	$8,957

Total Income	22,564	3,628	8,957

Expenses:
Management and investment advisory fees	735	95	369
Distribution Fees — Class 2	239	35	145
Directors’ expenses	11	2	6
Other expenses	1	—	1

Total Expenses	986	132	521

Net Investment Income (Operating Loss)	21,578	3,496	8,436

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	104	(876)	1,475
Other investment companies	22,350	2,102	15,322
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(89,212)	(8,061)	(58,098)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(66,758)	(6,835)	(41,301)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(45,180)	$(3,339)	$(32,865)

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2008 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$6,166	$3,757	$—
Interest	—	—	1,646
Securities lending	—	—	15

Total Income	6,166	3,757	1,661

Expenses:
Management and investment advisory fees	178	206	182
Distribution Fees — Class 2	62	92	2
Custodian fees	—	—	2
Directors’ expenses	2	4	1

Total Expenses	242	302	187

Net Investment Income (Operating Loss)	5,924	3,455	1,474

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	—	(161)
Investment transactions in affiliates	(134)	(3,157)	—
Futures contracts	—	—	(68)
Other investment companies	2,168	8,673	—
Change in unrealized appreciation/depreciation of:
Investments	—	—	102
Investments in affiliates	(11,797)	(32,785)	—
Futures contracts	—	—	3

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(9,763)	(27,269)	(124)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,839)	$(23,814)	$1,350

See accompanying notes.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Six Months Ended June 30, 2008 (unaudited)

	SmallCap Growth	SmallCap Value	West Coast Equity
Amounts in thousands	Account II(a)	Account I(b)	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$107	$1,441	$693
Interest	5	11	28
Securities lending	57	86	30

Total Income	169	1,538	751
Expenses:
Management and investment advisory fees	464	872	380
Distribution Fees — Class 2	4	—	17
Custodian fees	9	12	3
Directors’ expenses	2	3	2
Other expenses	—	3	—

Total Gross Expenses	479	890	402
Less: Reimbursement from Manager — Class 1	1	76	—

Total Net Expenses	478	814	402

Net Investment Income (Operating Loss)	(309)	724	349

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(4,957)	(3,950)	2,413
Futures contracts	—	(237)	—
Change in unrealized appreciation/depreciation of:
Investments	(5,214)	(14,065)	(17,463)
Futures contracts	—	(226)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(10,171)	(18,478)	(15,050)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,480)	$(17,754)	$(14,701)

(a)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.

(b)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.
See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Diversified International Account		Equity Income Account(a)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$6,949	$8,050	$5,852	$11,605
Net realized gain (loss) from investment transactions and foreign currency transactions	(14,373)	102,815	(25,532)	29,526
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(45,195)	(22,719)	(62,862)	(11,790)

Net Increase (Decrease) in Net Assets Resulting from Operations	(52,619)	88,146	(82,542)	29,341

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(7,552)	(5,481)	(10,050)	(5,037)
Class 2	(85)	(41)	(1,288)	(561)
From net realized gain on investments:
Class 1	(99,649)	(53,129)	(30,043)	(23,426)
Class 2	(1,354)	(554)	(4,327)	(3,562)

Total Dividends and Distributions	(108,640)	(59,205)	(45,708)	(32,586)

Capital Share Transactions
Shares sold:
Class 1	29,045	77,996	46,470	108,652
Class 2	216	4,241	1,640	12,926
Shares issued in acquisition:
Class 1	N/A	142,947	N/A	163,558
Class 2	N/A	5,229	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	107,201	58,610	40,093	28,463
Class 2	1,439	595	5,615	4,123
Shares redeemed:
Class 1	(63,172)	(140,805)	(75,222)	(80,222)
Class 2	(860)	(2,357)	(10,063)	(9,951)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	73,869	146,456	8,533	227,549

Total Increase (Decrease)	(87,390)	175,397	(119,717)	224,304

Net Assets
Beginning of period	584,417	409,020	590,580	366,276

End of period (including undistributed net investment income as set forth below)	$497,027	$584,417	$470,863	$590,580

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$6,779	$7,568	$6,149	$11,631

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,499	3,647	2,700	5,504
Class 2	11	199	95	655
Shares issued in acquisition:
Class 1	N/A	7,056	N/A	8,474
Class 2	N/A	258	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	6,493	2,787	2,463	1,417
Class 2	87	28	347	207
Shares redeemed:
Class 1	(3,284)	(6,710)	(4,306)	(4,070)
Class 2	(44)	(113)	(573)	(509)

Net Increase (Decrease)	4,762	7,152	726	11,678

(a)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.
See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Income Account		LargeCap Blend Account II(a)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$4,902	$11,078	$1,379	$3,139
Net realized gain (loss) from investment transactions and foreign currency transactions	253	544	(3,200)	108,333
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(4,277)	(442)	(25,954)	(87,046)

Net Increase (Decrease) in Net Assets Resulting from Operations	878	11,180	(27,775)	24,426

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(10,514)	(11,182)	(3,105)	(1,788)
Class 2	(821)	(924)	(21)	(16)
From net realized gain on investments:
Class 1	(192)	(261)	(96,559)	(8,971)
Class 2	(16)	(23)	(848)	(128)

Total Dividends and Distributions	(11,543)	(12,390)	(100,533)	(10,903)

Capital Share Transactions
Shares sold:
Class 1	20,425	15,103	12,147	45,399
Class 2	360	1,067	87	370
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	249,645
Class 2	N/A	N/A	N/A	3,748
Shares issued in reinvestment of dividends and distributions:
Class 1	10,706	11,443	99,664	10,759
Class 2	837	947	869	144
Shares redeemed:
Class 1	(43,547)	(37,728)	(19,090)	(250,201)
Class 2	(2,384)	(4,956)	(465)	(1,603)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,603)	(14,124)	93,212	58,261

Total Increase (Decrease)	(24,268)	(15,334)	(35,096)	71,784

Net Assets
Beginning of period	183,868	199,202	274,153	202,369

End of period (including undistributed net investment income as set forth below)	$159,600	$183,868	$239,057	$274,153

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$3,538	$9,993	$1,392	$3,139

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,959	1,447	1,109	3,562
Class 2	34	102	7	30
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	20,130
Class 2	N/A	N/A	N/A	302
Shares issued in reinvestment of dividends and distributions:
Class 1	1,097	1,143	13,486	828
Class 2	86	95	117	11
Shares redeemed:
Class 1	(4,134)	(3,614)	(1,751)	(19,198)
Class 2	(230)	(480)	(40)	(126)

Net Increase (Decrease)	(1,188)	(1,307)	12,928	5,539

(a)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.
See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	LargeCap Growth Account(a)		MidCap Stock Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$923	$1,507	$329	$1,049
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,418)	57,766	115	15,431
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(43,858)	36,283	(6,477)	(23,154)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,353)	95,556	(6,033)	(6,674)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,454)	(773)	(804)	(766)
Class 2	(2)	—	(154)	(88)
From net realized gain on investments:
Class 1	—	—	(12,628)	(5,437)
Class 2	—	—	(2,887)	(883)

Total Dividends and Distributions	(1,456)	(773)	(16,473)	(7,174)

Capital Share Transactions
Shares sold:
Class 1	27,574	37,393	5,122	6,629
Class 2	86	438	871	5,401
Shares issued in acquisition:
Class 1	N/A	302,213	N/A	N/A
Class 2	N/A	1,176	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,454	773	13,432	6,203
Class 2	2	—	3,041	971
Shares redeemed:
Class 1	(67,513)	(168,034)	(17,043)	(37,840)
Class 2	(168)	(511)	(967)	(3,534)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,565)	173,448	4,456	(22,170)

Total Increase (Decrease)	(84,374)	268,231	(18,050)	(36,018)

Net Assets
Beginning of period	397,098	128,867	79,594	115,612

End of period (including undistributed net investment income as set forth below)	$312,724	$397,098	$61,544	$79,594

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$923	$1,457	$345	$1,073

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,711	2,409	366	386
Class 2	5	28	63	313
Shares issued in acquisition:
Class 1	N/A	20,724	N/A	N/A
Class 2	N/A	81	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	88	49	1,166	334
Class 2	—	—	266	53
Shares redeemed:
Class 1	(4,255)	(9,939)	(1,203)	(2,160)
Class 2	(10)	(32)	(70)	(213)

Net Increase (Decrease)	(2,461)	13,320	588	(1,287)

(a)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.
See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Money Market Account		Mortgage Securities Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$4,556	$11,089	$4,868	$11,827
Net realized gain (loss) from investment transactions and foreign currency transactions	—	—	231	137
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	—	—	(1,642)	3,703

Net Increase (Decrease) in Net Assets Resulting from Operations	4,556	11,089	3,457	15,667

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,449)	(10,916)	(12,150)	(13,352)
Class 2	(107)	(173)	(164)	(232)

Total Dividends and Distributions	(4,556)	(11,089)	(12,314)	(13,584)

Capital Share Transactions
Shares sold:
Class 1	128,242	269,747	23,256	11,170
Class 2	11,066	9,653	76	127
Shares issued in acquisition:
Class 1	N/A	12,209	N/A	N/A
Class 2	N/A	2,869	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,449	10,901	12,150	13,352
Class 2	107	173	164	232
Shares redeemed:
Class 1	(95,029)	(200,720)	(60,885)	(59,043)
Class 2	(7,119)	(8,049)	(810)	(2,079)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	41,716	96,783	(26,049)	(36,241)

Total Increase (Decrease)	41,716	96,783	(34,906)	(34,158)

Net Assets
Beginning of period	276,993	180,210	229,937	264,095

End of period (including undistributed net investment income as set forth below)	$318,709	$276,993	$195,031	$229,937

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$—	$—	$4,460	$11,714

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	128,242	269,747	2,210	1,080
Class 2	11,066	9,653	7	12
Shares issued in acquisition:
Class 1	N/A	12,209	N/A	N/A
Class 2	N/A	2,869	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,449	10,901	1,218	1,343
Class 2	107	173	17	23
Shares redeemed:
Class 1	(95,029)	(200,720)	(5,715)	(5,701)
Class 2	(7,119)	(8,049)	(77)	(203)

Net Increase (Decrease)	41,716	96,783	(2,340)	(3,446)

See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$1,094	$4,055	$21,578	$23,517
Net realized gain (loss) from investment transactions and foreign currency transactions	890	54,892	22,454	75,452
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,262)	(106,102)	(89,212)	(40,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,278)	(47,155)	(45,180)	58,455

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,078)	(2,181)	(15,830)	(12,377)
Class 2	(24)	(12)	(6,681)	(5,094)
From net realized gain on investments:
Class 1	(59,405)	(30,109)	(49,181)	—
Class 2	(394)	(245)	(22,251)	—

Total Dividends and Distributions	(63,901)	(32,547)	(93,943)	(17,471)

Capital Share Transactions
Shares sold:
Class 1	12,977	34,837	130,882	52,307
Class 2	94	412	5,162	15,718
Shares issued in acquisition:
Class 1	N/A	53,604	N/A	N/A
Class 2	N/A	2,668	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	63,483	32,290	65,011	12,377
Class 2	418	257	28,932	5,094
Shares redeemed:
Class 1	(30,302)	(92,836)	(164,771)	(118,910)
Class 2	(322)	(1,292)	(27,132)	(45,256)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	46,348	29,940	38,084	(78,670)

Total Increase (Decrease)	(23,831)	(49,762)	(101,039)	(37,686)

Net Assets
Beginning of period	206,193	255,955	693,710	731,396

End of period (including undistributed net investment income as set forth below)	$182,362	$206,193	$592,671	$693,710

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,047	$4,055	$21,580	$23,516

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	713	1,493	7,322	2,756
Class 2	4	17	286	841
Shares issued in acquisition:
Class 1	N/A	2,089	N/A	N/A
Class 2	N/A	104	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,551	1,399	4,117	657
Class 2	30	11	1,844	272
Shares redeemed:
Class 1	(1,635)	(4,048)	(9,139)	(6,347)
Class 2	(17)	(56)	(1,523)	(2,432)

Net Increase (Decrease)	3,646	1,009	2,907	(4,253)

See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

	SAM Conservative Balanced		SAM Conservative Growth
Amounts in thousands	Portfolio		Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$3,496	$2,982	$8,436	$10,534
Net realized gain (loss) from investment transactions and foreign currency transactions	1,226	4,931	16,797	43,846
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,061)	(2,468)	(58,098)	(19,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,339)	5,445	(32,865)	35,294

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,966)	(1,450)	(5,962)	(4,568)
Class 2	(942)	(968)	(3,823)	(1,867)
From net realized gain on investments:
Class 1	(3,514)	(541)	(15,851)	—
Class 2	(1,806)	(390)	(10,940)	—

Total Dividends and Distributions	(8,228)	(3,349)	(36,576)	(6,435)

Capital Share Transactions
Shares sold:
Class 1	32,989	14,557	21,896	21,881
Class 2	2,431	3,501	6,244	14,160
Shares issued in reinvestment of dividends and distributions:
Class 1	5,480	1,991	21,813	4,568
Class 2	2,747	1,358	14,763	1,867
Shares redeemed:
Class 1	(24,307)	(10,546)	(93,346)	(78,558)
Class 2	(4,317)	(9,197)	(15,235)	(20,387)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,023	1,664	(43,865)	(56,469)

Total Increase (Decrease)	3,456	3,760	(113,306)	(27,610)

Net Assets
Beginning of period	79,725	75,965	381,028	408,638

End of period (including undistributed net investment income as set forth below)	$83,181	$79,725	$267,722	$381,028

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$3,497	$2,979	$8,436	$10,526

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,634	1,128	1,120	1,046
Class 2	193	273	321	687
Shares issued in reinvestment of dividends and distributions:
Class 1	471	156	1,229	218
Class 2	238	107	837	89
Shares redeemed:
Class 1	(1,929)	(815)	(4,801)	(3,804)
Class 2	(345)	(717)	(787)	(994)

Net Increase (Decrease)	1,262	132	(2,081)	(2,758)

See accompanying notes.

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$5,924	$8,065	$3,455	$5,076
Net realized gain (loss) from investment transactions and foreign currency transactions	2,034	10,708	5,516	24,742
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(11,797)	(8,394)	(32,785)	(9,568)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,839)	10,379	(23,814)	20,250

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,083)	(5,584)	(2,252)	(1,778)
Class 2	(2,897)	(2,575)	(2,364)	(714)
From net realized gain on investments:
Class 1	(6,769)	(1,785)	(9,795)	—
Class 2	(4,017)	(869)	(11,094)	—

Total Dividends and Distributions	(18,766)	(10,813)	(25,505)	(2,492)

Capital Share Transactions
Shares sold:
Class 1	39,140	9,327	17,633	25,085
Class 2	3,630	4,322	4,517	12,299
Shares issued in reinvestment of dividends and distributions:
Class 1	11,852	7,369	12,047	1,778
Class 2	6,914	3,444	13,458	714
Shares redeemed:
Class 1	(68,870)	(28,895)	(88,996)	(34,488)
Class 2	(10,116)	(17,691)	(5,878)	(8,210)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,450)	(22,124)	(47,219)	(2,822)

Total Increase (Decrease)	(40,055)	(22,558)	(96,538)	14,936

Net Assets
Beginning of period	166,995	189,553	231,690	216,754

End of period (including undistributed net investment income as set forth below)	$126,940	$166,995	$135,152	$231,690

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$5,923	$8,063	$3,453	$5,076

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,803	651	816	1,068
Class 2	258	304	210	531
Shares issued in reinvestment of dividends and distributions:
Class 1	968	527	644	75
Class 2	568	248	724	30
Shares redeemed:
Class 1	(4,898)	(2,013)	(4,128)	(1,478)
Class 2	(736)	(1,239)	(276)	(353)

Net Increase (Decrease)	(1,037)	(1,522)	(2,010)	(127)

See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Growth Account II(a)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$1,474	$2,051	$(309)	$(715)
Net realized gain (loss) from investment transactions and foreign currency transactions	(229)	(148)	(4,957)	23,500
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	105	224	(5,214)	(16,104)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,350	2,127	(10,480)	6,681

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,997)	(1,994)	—	N/A
Class 2	(56)	(138)	—	—

Total Dividends and Distributions	(2,053)	(2,132)	—	—

Capital Share Transactions
Shares sold:
Class 1	9,317	40,578	6,488	13,816
Class 2	244	433	148	5,184
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	43,676
Class 2	N/A	N/A	N/A	3,960
Shares issued in reinvestment of dividends and distributions:
Class 1	1,997	1,994	—	—
Class 2	56	138	—	—
Shares redeemed:
Class 1	(20,554)	(8,881)	(12,278)	(33,780)
Class 2	(705)	(1,393)	(351)	(5,270)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(9,645)	32,869	(5,993)	27,586

Total Increase (Decrease)	(10,348)	32,864	(16,473)	34,267

Net Assets
Beginning of period	78,551	45,687	107,594	73,327

End of period (including undistributed net investment income as set forth below)	$68,203	$78,551	$91,121	$107,594

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,472	$2,052	$(290)	$—

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,683	16,272	638	1,199
Class 2	96	173	15	443
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	4,083
Class 2	N/A	N/A	N/A	370
Shares issued in reinvestment of dividends and distributions:
Class 1	808	821	—	—
Class 2	23	57	—	—
Shares redeemed:
Class 1	(8,074)	(3,542)	(1,225)	(2,937)
Class 2	(280)	(558)	(35)	(463)

Net Increase (Decrease)	(3,744)	13,223	(607)	2,695

(a)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.
See accompanying notes.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	SmallCap Value Account I(a)		West Coast Equity Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$724	$1,440	$349	$1,180
Net realized gain (loss) from investment transactions and foreign currency transactions	(4,187)	13,850	2,413	10,653
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(14,291)	(34,065)	(17,463)	783

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,754)	(18,775)	(14,701)	12,616

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,414)	(731)	(1,044)	(960)
Class 2	(1)	(1)	(99)	(81)
From net realized gain on investments:
Class 1	(17,058)	(14,836)	(9,540)	(4,445)
Class 2	(19)	(19)	(1,202)	(585)

Total Dividends and Distributions	(18,492)	(15,587)	(11,885)	(6,071)

Capital Share Transactions
Shares sold:
Class 1	11,630	36,783	8,002	9,198
Class 2	1	80	522	2,189
Shares issued in acquisition:
Class 1	N/A	35,648	N/A	N/A
Class 2	N/A	255	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	18,472	15,567	10,584	5,405
Class 2	20	20	1,301	666
Shares redeemed:
Class 1	(20,955)	(46,953)	(25,227)	(44,547)
Class 2	(56)	(76)	(2,520)	(4,854)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,112	41,324	(7,338)	(31,943)

Total Increase (Decrease)	(27,134)	6,962	(33,924)	(25,398)

Net Assets
Beginning of period	178,935	171,973	144,148	169,546

End of period (including undistributed net investment income as set forth below)	$151,801	$178,935	$110,224	$144,148

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$762	$1,453	$378	$1,172

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	800	2,079	350	371
Class 2	—	4	23	89
Shares issued in acquisition:
Class 1	N/A	1,940	N/A	N/A
Class 2	N/A	14	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,340	838	489	217
Class 2	1	1	61	27
Shares redeemed:
Class 1	(1,443)	(2,683)	(1,114)	(1,817)
Class 2	(3)	(4)	(110)	(198)

Net Increase (Decrease)	695	2,189	(301)	(1,311)

(a)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.
See accompanying notes.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
1. Organization
Principal Variable Contracts Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2008, the Fund consists of 40 Accounts. The financial statements for Diversified International Account, Equity Income Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Stock Account, Money Market Account, Mortgage Securities Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Fixed Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, SmallCap Value Account I, and West Coast Equity Account, known as the “Accounts”, are presented herein.
On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.
Effective January 3, 2007, the initial purchases of $10,000 of Class 2 shares of Diversified International Account, LargeCap Blend Account II, LargeCap Growth Account, Money Market Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I (the “Principal Accounts”) were made by Principal Life Insurance Company.
Effective January 5, 2007, Diversified International Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Stock Account, Money Market Account, Mortgage Securities Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, SmallCap Value Account I, and West Coast Equity Account (the “Acquiring Accounts”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Variable Trust (VT) (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Funds immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses, and unrealized appreciation/depreciation) and net assets of the Acquiring Accounts immediately prior to and immediately following the acquisition were as follows:

									Net Assets
				Accumulated					of
				Net	Accumulated		Net Assets	Net Assets	Acquiring
				Investment	Realized	Unrealized	of	of	Account
		Conversion Ratio		Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class		(Loss)	(Losses)	(Depreciation)	Fund	Account	acquisition
Fund	Fund	1	2	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
VT International Growth Fund	Diversified International Account	0.71	0.70	$(662)	$(75)	$19,931	$148,176	$400,852	$549,028

VT Income Fund*	Income Account	1.00	1.00	12,320	(890)	3,272	199,897	—	199,897

VT Growth & Income Fund	LargeCap Blend Account II	1.62	1.62	—	(12,284)	—	253,393	200,760	454,152

VT Growth Fund	LargeCap Growth Account	1.00	0.99	—	(66,194)	22,140	303,389	128,889	432,277

VT Mid Cap Stock Fund*	MidCap Stock Account	1.00	1.00	854	5,995	40,007	116,083	—	116,083

VT Money Market Fund	Money Market Account	1.00	1.00	—	—	—	15,078	180,072	195,150

VT U.S. Government Securities Fund*	Mortgage Securities Account	1.00	1.00	13,824	(5,367)	(3,349)	265,187	—	265,187

VT REIT Fund	Real Estate Securities Account	0.54	0.53	—	—	13,205	56,272	252,106	308,378

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
1. Organization (Continued)

									Net Assets
				Accumulated					of
				Net	Accumulated		Net Assets	Net Assets	Acquiring
				Investment	Realized	Unrealized	of	of	Account
		Conversion Ratio		Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class		(Loss)	(Losses)	(Depreciation)	Fund	Account	acquisition
Fund	Fund	1	2	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
VT Balanced Portfolio*	SAM Balanced Portfolio	1.00	1.00	$21,385	$2,061	$129,187	$728,483	$—	$728,483

VT Conservative Balanced Portfolio*	SAM Conservative Balanced Portfolio	1.00	1.00	2,687	1,118	8,725	75,783	—	75,783

VT Conservative Growth Portfolio*	SAM Conservative Growth Portfolio	1.00	1.00	9,253	(14,550)	76,615	405,481	—	405,481

VT Flexible Income Portfolio*	SAM Flexible Income Portfolio	1.00	1.00	8,467	2,247	20,785	189,450	—	189,450

VT Strategic Growth Portfolio*	SAM Strategic Growth Portfolio	1.00	1.00	4,104	(2,145)	37,949	215,718	—	215,718

VT Short Term Income Fund*	Short-Term Income Account	1.00	1.00	2,170	(499)	(388)	45,761	—	45,761

VT Small Cap Growth Fund	SmallCap Growth Account II	0.96	0.94	—	(21,731)	8,140	47,636	72,563	120,199

VT Small Cap Value Fund	SmallCap Value Account I	0.56	0.56	—	558	2,092	35,903	168,894	204,797

VT West Coast Equity Fund*	West Coast Equity Account	1.00	1.00	1,031	4,658	47,879	168,993	—	168,993

*	Designates the survivor for accounting and performance reporting purposes (the “Reorganized Accounts”).
Effective January 5, 2007, Equity Income Account I (now known as Equity Income Account) acquired all the assets and assumed all the liabilities of VT Equity Income Fund and Equity Income Account (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Account I at an approximate exchange rate of 1.00 for VT Equity Income Fund Class 1 and Class 2 shares, and .53 for Equity Income Account Class 1 shares. The aggregate net assets of VT Equity Income Fund, Equity Income Account, and Equity Income Account I immediately prior to the acquisition were approximately $364,608,000 (including approximately $5,616,000 of accumulated net investment income, $26,854,000 of accumulated realized gains, and $70,612,000 of unrealized appreciation), $163,558,000 (including approximately $1,583,000 of unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Account I immediately following the acquisition were $528,166,000. VT Equity Income Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).
On June 13, 2008 the Accounts had name changes as follows:

Former Account Name	New Account Name
Equity Income Account I	Equity Income Account
Growth Account	LargeCap Growth Account
LargeCap Blend Account	LargeCap Blend Account II
LargeCap Stock Index Account	LargeCap S&P 500 Index Account
SmallCap Growth Account	SmallCap Growth Account II
SmallCap Value Account	SmallCap Value Account I

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
1. Organization (Continued)
All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.
To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective January 1, 2008, the Accounts adopted the provisions of FAS 157.
In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives. As required by FAS 157, the Accounts do not adjust the quoted price for these securities.
•Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.
•Level 3 — significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
The following is a summary of the inputs used as of June 30, 2008 in valuing the Accounts’ securities carried at value (amounts in thousands):

			Level 2—Other Significant		Level 3—Significant
	Level 1—Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Account	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Diversified International Account	$352	$—	$532,237	$—	$—	$—	$532,589	$—

Equity Income Account	377,154	—	108,989	—	—	—	486,143	—

Income Account	—	—	165,250	—	—	—	165,250	—

LargeCap Blend Account II	225,992	(13)	20,758	—	—	—	246,750	(13)

LargeCap Growth Account	275,246	—	32,292	—	—	—	307,538	—

MidCap Stock Account	53,442	—	24,875	—	—	—	78,317	—

Money Market Account	—	—	316,110	—	—	—	316,110	—

Mortgage Securities Account	—	—	202,237	—	—	—	202,237	—

Real Estate Securities	178,009	—	17,579	—	—	—	195,588	—

SAM Balanced Portfolio	584,644	—	—	—	—	—	584,644	—

SAM Conservative Balanced Portfolio	80,802	—	—	—	—	—	80,802	—

SAM Conservative Growth Portfolio	266,957	—	—	—	—	—	266,957	—

SAM Flexible Income Portfolio	125,973	—	—	—	—	—	125,973	—

SAM Strategic Growth Portfolio	134,678	—	—	—	—	—	134,678	—

Short-Term Income Account	—	(18)	77,615	—	—	—	77,615	(18)

SmallCap Growth Account II	84,243	—	26,134	—	—	—	110,377	—

SmallCap Value Account I	135,661	(225)	38,437	—	—	—	174,098	(225)

West Coast Equity Account	104,385	—	14,362	—	—	—	118,747	—

*	Other financial instruments are derivative instruments such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

		Accrued		Change in		Transfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Portfolio	January 1, 2008	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	June 30, 2008
Investments in Securities
Diversified International Account	$112	$—	$—	$—	$—	$(112)	$—
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.
Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by Principal Management Corporation.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.
Gains realized upon disposition of certain foreign securities held by the Accounts are subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2008, Diversified International Account had a foreign tax refund receivable of $22,000, no deferred tax liability, and no capital loss carryforward relating to Indian securities.
Foreign Currency Contracts. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of June 30, 2008 are included in the schedules of investments.
3. Operating Policies
Futures Contracts. The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.
Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
3. Operating Policies (Continued)
Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.
Line of Credit. Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .400%. At June 30, 2008, the Accounts had no outstanding borrowings under the line of credit.
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral is usually invested in short-term securities and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2008, the market value of securities on loan and the cash collateral received by the Accounts is as follows (in thousands):

	Market	Cash
	Value	Collateral
Diversified International Account	$34,371	$35,864
Equity Income Account	21,172	22,183
Income Account	9,013	9,130
LargeCap Blend Account II	9,541	9,926
LargeCap Growth Account	325	348
MidCap Stock Account	16,326	17,022
Mortgage Securities Account	7,024	7,149
Real Estate Securities Account	13,859	14,178
Short-Term Income Account	10,563	10,735
SmallCap Growth Account II	21,711	22,647
SmallCap Value Account I	31,238	32,951
West Coast Equity Account	8,779	9,169

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
3. Operating Policies (Continued)
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
Swap Agreements. Certain of the Accounts may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Accounts will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.
Details of swap agreements open at year end are included in the Accounts’ schedules of investments.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

	Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55

	Net Assets of Account
	First	Next	Next	Over $3
	$1 billion	$1 billion	$1 billion	Billion
MidCap Stock Account	0.75%	0.70%	0.65%	0.60%

	Net Assets of Account
	(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Account
	(in millions)
	First $500	Over $500
West Coast Equity Account	.625%	.50%

	Net Assets of Account
	(in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Income Account	.50%	.45%
Mortgage Securities Account	.50	.45

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2008 through June 30, 2008
	Class 1	Class 2	Expiration
SmallCap Value Account I	1.01%	1.26%	April 30, 2009

	From January 1, 2008 through April 29, 2008
	Class 1	Class 2	Expiration
Diversified International Account	1.04%	1.29%	April 29, 2008
Equity Income Account	0.66	0.91	April 29, 2008
Income Account	0.55	0.80	April 29, 2008
LargeCap Blend Account II	0.78	1.03	April 29, 2008
LargeCap Growth Account	0.80	1.05	April 29, 2008
MidCap Stock Account	0.80	1.05	April 29, 2008
Money Market	0.72	0.97	April 29, 2008
Mortgage Securities Account	0.54	0.79	April 29, 2008
Real Estate Securities Account	0.90	1.15	April 29, 2008
SAM Balanced Portfolio	0.28	0.53	April 29, 2008
SAM Conservative Balanced Portfolio	0.35	0.60	April 29, 2008
SAM Conservative Growth Portfolio	0.29	0.54	April 29, 2008
SAM Flexible Income Portfolio	0.30	0.55	April 29, 2008
SAM Strategic Growth Portfolio	0.30	0.55	April 29, 2008
Short-Term Income Account	0.61	0.86	April 29, 2008
SmallCap Growth Account II	1.02	1.27	April 29, 2008
West Coast Equity Account	0.68	0.93	April 29, 2008
Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
Affiliated Ownership. At June 30, 2008, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

Class 1
Diversified International Account	24,722
Equity Income Account	13,132
LargeCap Blend Account II	30,849
LargeCap Growth Account	7,231
Money Market Account	283,069
Real Estate Securities Account	11,086
SAM Balanced Portfolio	10,108
SAM Conservative Balanced Portfolio	3,134
SAM Conservative Growth Portfolio	1,472
SAM Flexible Income Portfolio	2,550
SAM Strategic Growth Portfolio	1,144
SmallCap Growth II Account	5,987
SmallCap Value I Account	10,926
West Coast Equity Account	110
Affiliated Brokerage Commissions. The Accounts did not pay brokerage commissions to any member of the Principal Financial Group during the period ended June 30, 2008. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended
June 30, 2008
SmallCap Growth Account II	$1
5. Investment Transactions
For the period ended June 30, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Diversified International Account	$257,828	$286,446
Equity Income Account	271,837	310,108
Income Account	12,280	35,530
LargeCap Blend Account II	78,133	79,912
LargeCap Growth Account	144,274	189,772
MidCap Stock Account	13,189	25,544
Mortgage Securities Account	10,417	49,349
Real Estate Securities Account	37,069	44,860
SAM Balanced Portfolio	114,500	133,909
SAM Conservative Balanced Portfolio	33,077	23,127
SAM Conservative Growth Portfolio	33,016	89,828
SAM Flexible Income Portfolio	36,901	65,603
SAM Strategic Growth Portfolio	24,416	84,651
Short-Term Income Account	18,278	21,709
SmallCap Growth II Account	37,036	42,683
SmallCap Value I Account	43,431	55,361
West Coast Equity Account	7,078	26,323
For the period ended June 30, 2008, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Income Account	$4,461	$2,902
Mortgage Securities Account	3,537	4,470
Short-Term Income Account	2,130	2,891
The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
5. Investment Transactions (Continued)
Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.
Certain of the Accounts experienced an in-kind-redemption during the period ended June 30, 2008. The in-kind redemption resulted in realized gains (losses) of $3,184,000, ($2,769,000), $309,000, $4,401,000, ($470,000), $231,000, $878,000, $174,000, ($87,000), $50,000, $1,408,000, for Diversified International Account, Equity Income Account, Income Account, LargeCap Growth Account, MidCap Stock Account, Mortgage Securities Account, Real Estate Securities Account, Short-term Income Account, SmallCap Growth Account II, SmallCap Value Account I and West Coast Equity Account, respectively. These realized gains (losses) are included in net realized gain (loss) from investment transactions on the statement of operations.
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2008 and December 31, 2007 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain		Section 1250 Gains
	2008	2007	2008	2007	2008	2007
Diversified International Account	$32,412	$25,313	$76,228	$33,892	$—	$—
Equity Income Account	20,197	8,643	25,511	23,943	—	—
Income Account	11,335	12,390	208	—	—	—
LargeCap Blend Account II	15,975	5,332	84,558	5,571	—	—
LargeCap Growth Account	1,456	773	—	—	—	—
MidCap Stock Account	1,477	1,238	14,996	5,936	—	—
Money Market Account	4,556	11,089	—	—	—	—
Mortgage Securities Account	12,314	13,584	—	—	—	—
Real Estate Securities Account	5,099	2,670	58,472	29,071	330	806
SAM Balanced Portfolio	22,940	17,471	71,003	—	—	—
SAM Conservative Balanced Portfolio	3,089	2,537	5,139	812	—	—
SAM Conservative Growth Portfolio	9,785	6,435	26,791	—	—	—
SAM Flexible Income Portfolio	8,007	8,332	10,759	2,481	—	—
SAM Strategic Growth Portfolio	4,616	2,492	20,889	—	—	—
Short-Term Income Account	2,053	2,132	—	—	—	—
SmallCap Growth Account II	—	—	—	—	—	—
SmallCap Value Account I	5,978	3,046	12,514	12,541	—	—
West Coast Equity Account	1,572	1,190	10,313	4,881	—	—
The acquisitions of VT Equity Income Fund, VT Income Fund, VT Mid Cap Stock Fund, VT U.S. Government Securities Fund, VT Balanced Portfolio, VT Flexible Income Portfolio, VT Conservative Balanced Portfolio, VT Conservative Growth Portfolio, VT Strategic Growth Portfolio, VT Short Term Income Fund, and VT West Coast Equity Fund, by corresponding series of Principal Variable Contracts Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Distributable Earnings. As of December 31, 2007, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains	Section 1250 Gains
Diversified International Account	$32,411	$76,232	—
Equity Income Account	20,212	25,441	—
Income Account	11,335	208	—
LargeCap Blend Account II	15,986	84,548	—
LargeCap Growth Account	1,457	—	—
MidCap Stock Account	1,592	14,991	—
Mortgage Securities Account	12,312	—	—
Real Estate Securities Account	5,177	57,973	172
SAM Balanced Portfolio	23,943	69,997	—
SAM Conservative Balanced Portfolio	3,159	5,069	—
SAM Conservative Growth Portfolio	10,526	26,049	—
SAM Flexible Income Portfolio	8,089	10,675	—
SAM Strategic Growth Portfolio	5,076	20,428	—
Short-Term Income Account	2,052	—	—
SmallCap Value Account I	5,982	12,473	—
West Coast Equity Account	1,601	10,280	—
As of December 31, 2007, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2007, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
									Annual
	2008	2009	2010	2011	2012	2013	2014	2015	Limitations*
LargeCap Growth Account	$—	$24,880	$21,991	$5,349	$1,468	$—	$—	$—	$5,349
Mortgage Securities Account	17	—	—	1,673	1,119	782	1,308	436	—
Short-Term Income Account	76	35	—	112	85	—	42	43	—
SmallCap Growth Account II	—	—	22,207	—	7,505	—	—	—	1,977

*	In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.
Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2007, the Accounts had approximate post-October losses as follows (amounts in thousands):

Diversified International Account	$19
Equity Income Account	3,640
Mortgage Securities Account	58
Real Estate Securities Account	4,361
Short-Term Income Account	58
SmallCap Growth Account II	346
SmallCap Value Account I	2,025

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.17%)
Advertising Sales (0.05%)
Teleperformance (a)	6,950	$257

Advertising Services (0.05%)
Aegis Group PLC	53,025	114
Taylor Nelson Sofres PLC	31,472	145

		259

Aerospace & Defense (0.55%)
BAE Systems PLC	284,256	2,506
VT Group PLC	18,333	231

		2,737

Aerospace & Defense Equipment (0.24%)
Cobham PLC	298,919	1,178

Agricultural Chemicals (3.50%)
Agruim Inc (b)	24,300	2,620
Incitec Pivot Ltd	21,636	3,837
Potash Corp of Saskatchewan (b)	24,800	5,754
Syngenta AG	5,928	1,928
Yara International ASA	36,500	3,232

		17,371

Agricultural Operations (0.30%)
Golden Agri-Resources Ltd	2,269,000	1,501

Apparel Manufacturers (0.02%)
Benetton Group SpA	8,517	100

Appliances (0.03%)
SEB SA	2,118	124

Applications Software (0.15%)
Infosys Technologies Ltd ADR	12,203	530
NSD CO LTD	5,400	61
SimCorp A/S	750	136

		727

Auto - Car & Light Trucks (1.06%)
Daihatsu Motor Co Ltd	149,000	1,706
Fiat SpA (a)	85,856	1,407
Toyota Motor Corp	45,833	2,163

		5,276

Auto/Truck Parts & Equipment - Original (0.80%)
Denso Corp	59,500	2,045
Hyundai Mobis	5,504	446
Musashi Seimitsu Industry Co Ltd	5,200	119
Tokai Rika Co Ltd	6,500	134
Toyota Boshoku Corp	41,300	1,107
TS Tech Co Ltd	8,600	139

		3,990

Auto/Truck Parts & Equipment - Replacement (0.03%)
Weichai Power Co Ltd (a)	37,000	159

Beverages - Wine & Spirits (0.07%)
Central European Distribution Corp (a)(b)	4,750	352

Bicycle Manufacturing (0.25%)
Shimano Inc	24,700	1,240

Brewery (0.14%)
Cia de Bebidas das Americas ADR	5,079	322
Fomento Economico Mexicano SAB de CV	82,800	377

		699

Building - Heavy Construction (0.84%)
ACS Actividades de Construccion y Servicios SA (a)	43,146	2,168
Trevi Finanziana SpA	7,507	193
Vinci SA	29,731	1,825

		4,186

Building - Maintenance & Service (0.33%)
Aeon Delight Co Ltd	4,800	98
Babcock International Group	124,118	1,518

		1,616

Building - Residential & Commercial (0.05%)
Desarrolladora Homex SAB de CV ADR (a)(b)	4,487	263

Building & Construction - Miscellaneous (0.44%)
GS Engineering & Construction Corp	2,345	256
Koninklijke Boskalis Westminster NV	27,849	1,493
Murray & Roberts Holdings Ltd	21,949	244
Orascom Construction Industries	3,221	218

		2,211

Building & Construction Products - Miscellaneous (0.05%)
Bauer AG (a)	2,784	268

Building Products - Cement & Aggregate (0.42%)
Adelaide Brighton Ltd	62,126	223
Cemex SAB de CV (b)	58,209	144
Lafarge SA	11,106	1,703

		2,070

Cable TV (0.01%)
SKY Perfect JSAT Holdings Inc	157	64

Casino Hotels (0.14%)
Genting Bhd	296,700	509
Resorts World Bhd	246,330	196

		705

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (2.25%)
America Movil SAB de CV ADR	12,320	$650
China Mobile Ltd	94,785	1,274
Hutchison Telecommunications International Ltd (b)	643,586	913
Mobile Telesystems OJSC ADR	3,395	260
MTN Group Ltd	21,877	348
SK Telecom Co Ltd	820	149
SK Telecom Co Ltd ADR	17,912	372
Vimpel-Communications ADR	17,927	532
Vodafone Group PLC	2,246,762	6,675

		11,173

Chemicals - Diversified (1.75%)
Bayer AG	56,164	4,717
Israel Chemicals Ltd	30,122	702
K+S AG	4,978	2,861
Nippon Synthetic Chemical Industry Co Ltd	28,000	142
Nufarm Ltd	6,972	106
Takasago International Corp	8,377	48
Tessenderlo Chemie NV	2,160	115

		8,691

Chemicals - Plastics (0.04%)
Formosa Plastics Corp	85,000	205

Chemicals - Specialty (0.42%)
SGL Carbon AG (b)	30,070	2,100

Coal (0.70%)
Banpu Public Co Ltd (b)(c)	20,300	328
Bumi Resources Tbk PT	924,000	822
Exxaro Resources Ltd	10,638	196
Fording Canadian Coal Trust (a)(b)	21,100	2,017
Straits Asia Resources Ltd (a)	42,000	109

		3,472

Commercial Banks (13.39%)
Alpha Bank AE	82,191	2,485
Axis Bank Ltd	13,600	191
Banco do Brasil SA	25,600	417
Banco Espirito Santo SA	62,396	974
Banco Santander SA	317,428	5,832
Bangkok Bank Public Co (b)(c)	72,800	261
Bank Leumi Le-Israel BM	89,950	449
Bank of Communications Co Ltd	134,000	157
Bank of Kyoto Ltd/The	118,000	1,232
Bank of Novia Scotia (a)(b)	58,400	2,673
Bank Rakyat Indonesia	446,000	247
BNP Paribas (a)	38,475	3,486
BOC Hong Kong Holdings Ltd	1,045,500	2,769
Canadian Western Bank (a)	9,400	228
Chiba Bank Ltd/The	188,000	1,317
China Construction Bank Corp (a)	613,000	494
China Merchants Bank Co Ltd	129,000	405
Commercial Bank of Qatar (b)	37,429	318
DnB NOR ASA	118,500	1,508
Hang Seng Bank Ltd	150,400	3,173
HSBC Holdings PLC	361,522	5,586
Industrial and Commercial Bank of China (Asia) Ltd	81,000	219
Industrial and Commercial Bank of China Ltd	859,000	587
Intesa Sanpaolo SpA	500,991	2,861
Julius Baer Holding AG	22,264	1,504
Kansai Urban Banking Corp	16,000	40
KBC Groep NV	23,376	2,596
Keiyo Bank Ltd/The	27,000	163
Komercni Banka AS	1,059	246
Kookmin Bank	4,199	248
Korea Exchange Bank	43,540	597
Mitsubishi UFJ Financial Group Inc	261,800	2,320
Musashino Bank Ltd/The	2,499	101
National Bank of Greece SA	64,018	2,885
Nordea Bank AB	161,000	2,221
Oversea-Chinese Banking Corp	353,000	2,120
Powszechna Kasa Oszczednosci Bank Polaki SA	18,708	403
Raiffeisen International Bank Holding AS	13,658	1,745
San-In Godo Bank Ltd/The	10,000	87
Sberank RF GDR (a)(b)(c)	1,166	438
Siam Commercial Bank Public (b)(c)	94,100	218
Standard Chartered PLC	115,284	3,284
Sumitomo Mitsui Financial Group Inc	373	2,807
Suruga Bank Ltd	133,000	1,730
Sydbank A/S	20,200	770
Torinto Dominion Bank (a)(b)	31,300	1,972
Turkiye Garanti Bankasi AS	76,085	175

		66,539

Commercial Services (0.33%)
Aggreko PLC	95,634	1,399
Daiseki Co Ltd	7,500	239

		1,638

Computer Data Security (0.21%)
Gemalto NV (b)	29,260	1,065

Computers (0.80%)
Acer Inc	213,000	420
Asustek Computer Inc	160,000	435
Research in Motion Ltd (b)	26,800	3,146

		4,001

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers - Integrated Systems (0.02%)
Ingenico	3,378	$118

Consulting Services (0.03%)
Bureau Veritas SA	2,591	154

Cosmetics & Toiletries (0.05%)
Oriflame Cosmetics SA	3,850	248

Distribution & Wholesale (0.03%)
Matsuda Sangyo Co Ltd	5,000	125

Diversified Financial Services (0.72%)
First Financial Holding Co Ltd	822,000	902
International Personal Finance	48,730	267
Sampo Oyj	62,847	1,588
SFCG Co Ltd	1,940	231
Shinhan Financial Group Co Ltd	7,790	352
Woori Finance Holdings Co Ltd	15,790	252

		3,592

Diversified Manufacturing Operations (0.23%)
Cookson Group PLC	91,608	1,145

Diversified Minerals (3.36%)
Anglo American PLC	75,736	5,319
BHP Billiton Ltd	51,801	2,170
BHP Billiton PLC	95,257	3,643
Pan Australian Resources Ltd (b)	136,631	134
Straits Resources Ltd	19,840	130
Sumitomo Metal Mining Co Ltd	107,000	1,640
Xstrata PLC	45,685	3,662

		16,698

Diversified Operations (2.19%)
Citic Pacific Ltd	350,400	1,292
GEA Group AG	51,196	1,802
Groupe Bruxelles Lambert SA	14,734	1,754
GS Holdings Corp	4,120	158
Hutchison Whampoa Ltd	193,000	1,945
Mitie Group	66,998	283
Noble Group Ltd	853,200	1,486
Shanghai Industrial Holdings Ltd	58,000	170
Sime Darby Bhd	116,900	331
Wharf Holdings Ltd	393,875	1,649

		10,870

E-Commerce - Services (0.04%)
Dena Co Ltd (a)	33	195

Electric - Generation (0.11%)
CEZ	6,344	563

Electric - Integrated (3.26%)
Atco Ltd (a)	4,400	225
Cia Paranaense de Energia	18,100	366
E.ON AG	35,985	7,257
Enel SpA (a)	295,312	2,808
RWE AG	23,460	2,953
Tenaga Nasional BHD	61,028	152
Unified Energy System OAO (b)(c)	1,600	160
Union Fenosa SA	39,421	2,298

		16,219

Electric Products - Miscellaneous (0.91%)
LG Electronics Inc	3,968	449
Mitsubishi Electric Corp	176,000	1,898
Sharp Corp	120,000	1,954
Vossloh AG	1,816	237

		4,538

Electronic Components - Miscellaneous (1.00%)
AU Optronics Corp	245,000	385
Chemring Group PLC	4,296	203
Hon Hai Precision Industry Co Ltd	43,873	216
Laird PLC	19,166	150
LG Display Co Ltd	5,740	215
NEC Corp	336,000	1,759
Nippon Electric Glass Co Ltd	117,000	2,024

		4,952

Electronic Components - Semiconductors (0.29%)
Samsung Electronics Co Ltd	2,413	1,442

E-Marketing & Information (0.03%)
CyberAgent Inc	116	144

Energy (0.07%)
Centennial Coal Company Ltd (a)	66,175	355

Energy-Alternate Sources (0.50%)
Canadian Solar Inc (a)(b)	3,317	134
Vestas Wind Systems A/S (b)	18,100	2,369

		2,503

Engineering - Research & Development Services (1.01%)
ABB Ltd (b)	161,206	4,586
Manz Automation AG (b)	251	65
Shinko Plantech Co Ltd	13,500	208
WSP Group PLC	15,540	163

		5,022

Enterprise Software & Services (0.41%)
Autonomy Corp PLC (b)	70,852	1,279
Aveva Group PLC	5,399	166
Axon Group PLC	11,637	105
Hitachi Software Engineering Co Ltd	6,300	138
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Enterprise Software & Services (continued)
Temenos Group AG (b)	10,992	$341

		2,029

Entertainment Software (0.26%)
UBISOFT Entertainment (b)	14,874	1,305

Feminine Health Care Products (0.03%)
Hengan International Group Co Ltd (a)	51,000	150

Finance - Investment Banker & Broker (0.68%)
Credit Suisse Group AG	31,512	1,447
Mediobanca SpA	81,240	1,382
Tong Yang Investment Bank	21,747	245
Tullett Prebon PLC	37,151	318

		3,392

Finance - Mortgage Loan/Banker (0.05%)
Housing Development Finance Corp	5,336	244

Finance - Other Services (1.02%)
Grupo Financiero Banorte SAB de CV	64,800	305
ICAP PLC	110,166	1,189
IG Group Holdings PLC	205,026	1,349
Intermediate Capital Group PLC	4,265	115
Man Group PLC	168,448	2,094

		5,052

Food - Catering (0.50%)
Compass Group PLC	327,979	2,479

Food - Dairy Products (0.04%)
Wimm-Bill-Dann Foods ADR (a)	1,780	187

Food - Meat Products (0.02%)
Yonekyu Corp	9,500	114

Food - Miscellaneous/Diversified (2.50%)
East Asiatic Co Ltd A/S	2,675	185
Nestle SA	175,930	7,950
Nutreco Holding NV	6,292	423
Unicharm Petcare Corp	3,800	113
Unilever PLC	132,589	3,774

		12,445

Food - Retail (1.33%)
Casino Guichard Perrachon SA (a)	17,726	2,009
WM Morrison Supermarkets PLC	390,612	2,072
Woolworths Ltd	107,396	2,517

		6,598

Gambling (Non-Hotel) (0.04%)
Paddy Power PLC	6,088	192

Gold Mining (0.56%)
Barrick Gold Corp. (b)	51,600	2,359
Gold Fields Ltd	15,914	202
Red Back Mining Inc (b)	24,865	210

		2,771

Hotels & Motels (0.03%)
Millennium & Copthorne Hotels PLC	20,765	134

Import & Export (2.67%)
ITOCHU Corp	235,000	2,503
Marubeni Corp	196,000	1,637
Mitsubishi Corp	145,800	4,806
Mitsui & Co Ltd	195,000	4,306

		13,252

Industrial Audio & Video Products (0.03%)
EVS Broadcast Equipment SA	1,598	143

Industrial Gases (0.49%)
Air Water Inc	12,000	141
Linde AG	16,244	2,286

		2,427

Instruments - Controls (0.01%)
Rotork Plc	3,049	67

Internet Application Software (0.05%)
Tencent Holdings Ltd (a)	29,400	227

Internet Content - Information & News (0.03%)
Kakaku.com Inc	46	137

Internet Security (0.06%)
Check Point Software Technologies Ltd (b)	13,517	320

Investment Companies (0.42%)
Investor AB	84,400	1,783
Israel Corp Ltd/The (b)	207	321

		2,104

Leisure & Recreation Products (0.43%)
Beneteau SA	3,632	80
Fields Corp	71	125
Sankyo Co Ltd	29,700	1,935

		2,140

Life & Health Insurance (1.26%)
Aviva PLC	221,354	2,209
China Life Insurance Co Ltd	66,000	231
Power Corp Of Canada (a)	58,700	1,797
Prudential PLC	167,045	1,774
Sanlam Ltd	122,144	259

		6,270

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery - Construction & Mining (0.56%)
Danieli & Co SpA	3,314	$124
Komatsu Ltd	94,800	2,643

		2,767

Machinery - Electrical (0.07%)
Konecranes Oyj	7,819	324

Machinery - General Industry (1.06%)
Alstom SA (a)	10,681	2,466
Bucher Industries AG	1,006	266
MAN AG	23,065	2,557

		5,289

Machinery Tools & Related Products (0.07%)
Gildemeister AG	7,376	209
Meyer Burger Technology AG (b)	412	124

		333

Medical - Biomedical/Gene (0.33%)
CSL Ltd/Australia	47,747	1,634

Medical - Drugs (4.03%)
Actelion Ltd (b)	20,811	1,114
GlaxoSmithKline PLC	19,921	441
Grifols SA	52,461	1,676
Hisamitsu Pharmaceutical Co Inc	33,100	1,440
Ipsen	2,505	128
Laboratorios Almirall SA	8,971	195
Merck KGAA	12,442	1,765
Mitsubishi Tanabe Pharma Corp	107,000	1,399
Novartis AG	16,034	883
Novo Nordisk A/S	54,100	3,541
Roche Holding AG	32,330	5,823
Shire Ltd	97,980	1,607

		20,012

Medical - Generic Drugs (0.19%)
Teva Pharmaceutical Industries Ltd ADR	20,984	961

Medical - Nursing Homes (0.05%)
Orpea (b)	3,046	150
Southern Cross Healthcare Ltd	41,291	107

		257

Medical Products (0.51%)
Hogy Medical Co Ltd	2,400	122
Sonova Holding AG	26,568	2,203
SSL International PLC	22,970	204

		2,529

Metal - Copper (0.12%)
Antofagasta PLC	25,670	336
Quadra Mining Ltd (b)	12,000	250

		586

Metal - Diversified (1.21%)
Nippon Denko Co Ltd	9,000	104
Rio Tinto Ltd	14,383	1,868
Rio Tinto PLC	33,957	4,064

		6,036

Metal - Iron (0.17%)
Ferrexpo PLC	16,576	130
Kumba Iron Ore Ltd	6,506	262
Labrador Iron Ore Royalty Income Fund	4,000	219
Mount Gibson Iron Ltd (b)	76,668	229

		840

Metal Processors & Fabrication (0.11%)
Advanced Metallurgical Group NV (b)	1,690	144
Jiangxi Copper Co Ltd	196,000	385

		529

Mining Services (0.02%)
Major Drilling Group International (b)	2,500	123

Miscellaneous Manufacturers (0.01%)
Peace Mark Holdings Ltd	94,000	65

Mortgage Banks (0.04%)
Home Capital Group Inc	5,700	221

Multi-Line Insurance (0.76%)
Baloise Holding AG	17,669	1,861
Zurich Financial Services AG	7,582	1,941

		3,802

Multimedia (0.79%)
Vivendi (a)	103,378	3,923

Non-Ferrous Metals (0.08%)
Grupo Mexico SAB de CV	181,200	411

Oil - Field Services (1.27%)
Eurasia Drilling Co Ltd (b)(c)	12,698	330
Fugro NV	24,502	2,093
John Wood Group PLC	193,648	1,907
Petrofac Ltd	133,576	1,965

		6,295

Oil & Gas Drilling (0.28%)
Precision Drilling Trust (b)	51,100	1,378

Oil Company - Exploration & Production (3.88%)
Addax Petroleum Corp	26,451	1,277
Canadian Oil Sands Trust (a)	48,300	2,605
CNOOC Ltd	516,000	888
Crescent Point Energy Trust (b)	10,015	397
Dana Petroleum PLC (b)	36,217	1,371
EnCana Corp(b)	51,358	4,702
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company - Exploration & Production (continued)
Inpex Holdings Inc	192	$2,423
JKX Oil & Gas PLC	14,497	151
NAL Oil & Gas Trust	7,700	127
Nexen(b)	50,500	2,014
Oao Gazprom (b)(c)(d)	3,832	555
Oao Gazprom (b)	43,590	2,524
TriStar Oil and Gas Ltd (b)	13,400	271

		19,305

Oil Company - Integrated (8.14%)
BG Group PLC	222,913	5,803
BP PLC	582,221	6,764
China Petroleum & Chemical Corp	332,000	311
ENI SpA	119,586	4,462
LUKOIL ADR	10,749	1,060
OMV AG	22,622	1,776
PetroChina Co Ltd	335,199	434
Petroleo Brasileiro SA ADR	45,548	3,226
Rosneft Oil Co	20,141	234
Royal Dutch Shell PLC - A shares	48,210	1,981
Royal Dutch Shell PLC - B shares	66,275	2,667
Sasol Ltd	18,991	1,118
StatoilHydro ASA	88,650	3,305
Total SA (a)	85,494	7,296

		40,437

Oil Field Machinery & Equipment (0.03%)
Wellstream Holdings PLC (b)	4,976	129

Oil Refining & Marketing (0.29%)
Reliance Industries Ltd (d)	9,210	906
Singapore Petroleum Co Ltd	55,000	267
Tupras-Turkiye Petrol Rafinerileri AS	11,282	261

		1,434

Petrochemicals (0.05%)
PTT Chemical PLC (b)(c)	77,100	242

Platinum (0.11%)
Impala Platinum Holdings Ltd	14,182	560

Printing-Commercial (0.03%)
Nissha Printing Co Ltd	2,200	127

Property & Casualty Insurance (0.90%)
Beazley Group PLC	100,187	222
Dongbu Insurance Co Ltd	4,440	163
Millea Holdings Inc	64,700	2,522
Mitsui Sumitomo Insurance Group Holding, Inc.	44,900	1,548

		4,455

Real Estate Management & Services (0.10%)
Deutsche Euroshop AG	6,767	259
Fabege AB	23,700	158
Midland Holdings Ltd	122,000	76

		493

Real Estate Operator & Developer (1.24%)
Agile Property Holdings Ltd (a)	172,000	150
Brookfield Asset Management Inc (a)(b)	67,304	2,185
Cyrela Brazil Realty SA	17,800	246
Hysan Development Co Ltd	34,000	93
Kerry Properties Ltd	309,500	1,625
Mitsui Fudosan Co Ltd	77,000	1,646
Shenzhen Investment Ltd	552,000	199

		6,144

Recycling (0.01%)
Asahi Pretec Corp	2,200	69

Reinsurance (0.60%)
Hannover Rueckversicherung AG	3,279	162
Muenchener Rueckversicherungs AG	16,197	2,837

		2,999

REITS - Diversified (0.42%)
Eurocommercial Properties NV	5,975	285
Suntec Real Estate Investment Trust	99,238	99
Unibail-Rodamco(a)	7,350	1,700

		2,084

REITS - Shopping Centers (0.05%)
Vastned Retail NV	3,343	268

Retail - Apparel & Shoe (0.78%)
Fast Retailing Co Ltd	19,264	1,825
Hennes & Mauritz AB	37,750	2,047

		3,872

Retail - Automobile (0.06%)
PT Astra International Tbk	136,000	284

Retail - Bookstore (0.02%)
WH Smith PLC	11,214	83

Retail - Building Products (0.03%)
Kohnan Shoji Co Ltd	10,300	140

Retail - Computer Equipment (0.35%)
Game Group PLC	303,781	1,758

Retail - Consumer Electronics (0.21%)
GOME Electrical Appliances Holdings Ltd (a)	1,928,000	915
JB Hi-Fi Ltd (a)	12,997	130

		1,045

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Convenience Store (0.28%)
FamilyMart Co Ltd	34,100	$1,394

Retail — Drug Store (0.48%)
Shoppers Drug Mart Corp (a)	43,600	2,390

Retail — Jewelry (0.28%)
Swatch Group AG	5,578	1,394

Retail — Major Department Store (0.02%)
David Jones Ltd (a)	45,002	121

Retail — Music Store (0.03%)
HMV Group PLC	53,446	138

Rubber — Tires (0.35%)
Cheng Shin Rubber Industry Co Ltd	127,000	172
Nokian Renkaat OYJ (a)	32,927	1,581

		1,753

Rubber & Plastic Products (0.04%)
Ansell Ltd	10,654	94
Kureha Corp	19,000	115

		209

Security Services (0.31%)
G4S PLC	355,879	1,435
Prosegur Cia de Seguridad SA	2,462	107

		1,542

Semiconductor Component — Integrated Circuits (0.26%)
Powertech Technology Inc	59,000	207
Taiwan Semiconductor Manufacturing Co Ltd	501,676	1,074

		1,281

Soap & Cleaning Products (0.51%)
Reckitt Benckiser Group PLC	49,700	2,519

Steel — Producers (2.08%)
ArcelorMittal	43,051	4,257
BE Group AB	7,600	73
Dongkuk Steel Mill Co Ltd	6,140	265
Evraz Group SA (c)	3,875	451
Mechel ADR (a)	8,119	402
OneSteel Ltd	224,446	1,601
POSCO ADR	6,261	812
Salzgitter AG	11,246	2,059
Shougang Concord International Enterprises Company Ltd	672,000	220
Tata Steel Ltd (b)	12,023	212

		10,352

Steel — Specialty (0.37%)
Hitachi Metals Ltd	104,000	1,708
Mitsubishi Steel Manufacturing Co Ltd	28,527	131

		1,839

Telecommunication Services (0.68%)
Bharti Airtel Ltd (b)	11,857	199
Chunghwa Telecom Co Ltd (b)	321,000	830
Digi.Com BHD	30,100	220
Telenet Group Holding NV (b)	4,462	101
Telenor ASA	89,200	1,678
Telmex Internacional SAB de CV ADR (a)(b)	22,810	367

		3,395

Telephone — Integrated (2.42%)
Koninklijke (Royal) KPN NV	167,737	2,879
Tele Norte Leste Participacoes SA ADR (a)	14,867	370
Telefonica SA	226,731	6,026
Telefonos de Mexico SAB de CV ADR (a)	12,846	304
Telstra Corp Ltd	600,051	2,439

		12,018

Tobacco (2.08%)
British American Tobacco PLC	111,027	3,846
Imperial Tobacco Group PLC	103,972	3,875
Japan Tobacco Inc	617	2,632

		10,353

Tools — Hand Held (0.04%)
Hitachi Koki Co Ltd	10,666	176

Toys (1.09%)
Nintendo Co Ltd	9,600	5,415

Transport — Marine (0.70%)
China COSCO Holdings Co Ltd	122,000	298
China Shipping Development Co Ltd	72,000	216
Inui Steamship Co Ltd	12,200	180
Jinhui Shipping & Transportation Ltd	20,044	195
Mitsui OSK Lines Ltd	143,000	2,038
Pacific Basin Shipping Ltd	187,249	267
Smit Internationale NV	2,892	282

		3,476

Transport — Services (0.41%)
Kintetsu World Express Inc	6,800	174
Koninklijke Vopak NV	1,649	112
Viterra lnc (b)	125,831	1,727

		2,013

Transport — Truck (0.04%)
Hitachi Transport System Ltd	15,900	201

Travel Services (0.02%)
Flight Centre Ltd	7,706	123
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Water (0.05%)
Northumbrian Water Group PLC	40,040	$251

Web Portals (0.11%)
Iliad SA	708	69
NHN Corp (b)	1,619	282
So-net Entertainment Corp	53	190

		541

Wire & Cable Products (0.04%)
Leoni AG	4,063	174

Wireless Equipment (0.27%)
Nokia OYJ	55,153	1,345

TOTAL COMMON STOCKS		$487,955

PREFERRED STOCKS (1.34%)
Auto — Car & Light Trucks (0.35%)
Porsche Automobil Holding SE	11,231	1,728

Commercial Banks (0.21%)
Banco Bradesco SA	38,400	781
Banco Itau Holding Financeira SA	11,967	242

		1,023

Diversified Minerals (0.41%)
Cia Vale do Rio Doce	68,156	2,026

Electric — Distribution (0.06%)
Eletropaulo Metropolitana Eletricidade	13,331	313

Food — Meat Products (0.09%)
Sadia SA	65,500	464

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	1,113	4

Steel — Producers (0.22%)
Gerdau SA	16,300	389
Usinas Siderurgicas de Minas Gerais SA	14,672	722

		1,111

TOTAL PREFERRED STOCKS		$6,669

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.42%)
Commercial Paper (0.42%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$1,050	$1,050
Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	1,051	1,051

		2,101

TOTAL SHORT TERM INVESTMENTS		$2,101

REPURCHASE AGREEMENTS (7.22%)
Money Center Banks (7.22%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $36,224,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (e)	$35,866	$35,864

TOTAL REPURCHASE AGREEMENTS		$35,864

Total Investments		$532,589
Liabilities in Excess of Other Assets, Net — (7.15)%		(35,562)

TOTAL NET ASSETS — 100.00%		$497,027

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,983 or 0.60% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,461 or 0.29% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$65,786
Unrealized Depreciation	(30,422)

Net Unrealized Appreciation (Depreciation)	35,364
Cost for federal income tax purposes	497,225
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

Portfolio Summary (unaudited)
Country	Percent

United Kingdom	18.49%
Japan	15.21%
Canada	8.37%
Switzerland	7.73%
United States	7.71%
Germany	7.30%
France	5.61%
Hong Kong	3.94%
Spain	3.68%
Australia	3.56%
Italy	2.68%
Netherlands	2.54%
Brazil	1.99%
Norway	1.96%
Denmark	1.41%
Korea, Republic Of	1.35%
Russian Federation	1.35%
Sweden	1.27%
Greece	1.08%
Luxembourg	1.00%
Taiwan, Province Of China	0.98%
Finland	0.97%
Belgium	0.95%
Singapore	0.82%
China	0.81%
Austria	0.71%
South Africa	0.64%
Mexico	0.57%
Israel	0.55%
India	0.46%
Malaysia	0.28%
Indonesia	0.27%
Thailand	0.21%
Portugal	0.20%
Czech Republic	0.16%
Turkey	0.09%
Poland	0.08%
Qatar	0.06%
Egypt	0.04%
Ireland	0.04%
Cayman Islands	0.03%
Liabilities in Excess of Other Assets, Net	(7.15%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.21%)
Aerospace & Defense (2.76%)
Boeing Co	101,900	$6,697
General Dynamics Corp	74,700	6,290

		12,987

Agricultural Operations (0.46%)
Archer-Daniels-Midland Co	64,000	2,160

Apparel Manufacturers (0.50%)
VF Corp	33,400	2,377

Applications Software (1.42%)
Microsoft Corp	243,600	6,701

Auto — Car & Light Trucks (0.79%)
Daimler AG (a)	60,222	3,714

Auto — Medium & Heavy Duty Trucks (0.46%)
Paccar Inc	51,400	2,150

Auto/Truck Parts & Equipment — Original (0.31%)
Johnson Controls Inc	51,100	1,466

Beverages — Wine & Spirits (0.25%)
Diageo PLC ADR	16,100	1,189

Brewery (0.67%)
Molson Coors Brewing Co	58,400	3,173

Cellular Telecommunications (0.56%)
Vodafone Group PLC ADR	89,900	2,648

Chemicals — Diversified (1.52%)
Bayer AG ADR	32,200	2,693
EI Du Pont de Nemours & Co	104,400	4,478

		7,171

Commercial Banks (2.29%)
Barclays PLC — Rights (b)(c)	162,987	—
Barclays PLC ADR (a)	162,987	3,773
BB&T Corp (a)	104,085	2,370
Lloyds TSB Group PLC ADR (a)	148,942	3,675
Regions Financial Corp (a)	87,200	951

		10,769

Commercial Services — Finance (0.53%)
Automatic Data Processing Inc	59,200	2,481

Computers (1.76%)
Hewlett-Packard Co	187,600	8,294

Consumer Products — Miscellaneous (0.51%)
Kimberly-Clark Corp	40,200	2,403

Distribution & Wholesale (0.77%)
Genuine Parts Co	91,394	3,627

Diversified Manufacturing Operations (4.76%)
Dover Corp	85,600	4,141
General Electric Co	339,600	9,064
Honeywell International Inc	61,500	3,092
Parker Hannifin Corp	49,500	3,530
Tyco International Ltd	64,400	2,579

		22,406

Electric — Integrated (4.60%)
FPL Group Inc	118,100	7,745
PG&E Corp	108,700	4,314
Progress Energy Inc	144,800	6,057
Xcel Energy Inc	177,500	3,563

		21,679

Electric Products — Miscellaneous (1.23%)
Emerson Electric Co	117,290	5,800

Electronic Components — Semiconductors (3.36%)
Intel Corp	636,200	13,665
Microchip Technology Inc (a)	69,900	2,135

		15,800

Electronics — Military (0.91%)
L-3 Communications Holdings Inc	47,100	4,280

Fiduciary Banks (1.77%)
Bank of New York Mellon Corp/The	220,075	8,325

Finance — Investment Banker & Broker (1.62%)
JPMorgan Chase & Co	222,700	7,641

Food — Miscellaneous/Diversified (2.35%)
Cadbury PLC ADR	57,000	2,868
ConAgra Foods Inc	164,800	3,178
Kraft Foods Inc	176,376	5,018

		11,064

Food — Retail (1.31%)
Safeway Inc	216,100	6,170

Forestry (1.34%)
Plum Creek Timber Co Inc (a)	23,700	1,012
Weyerhaeuser Co	103,300	5,283

		6,295

Gas — Distribution (1.25%)
Sempra Energy	104,100	5,876

Investment Companies (0.69%)
American Capital Strategies Ltd (a)	137,459	3,267
See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (2.51%)
AllianceBernstein Holding LP	89,742	$4,907
Franklin Resources Inc	75,500	6,920

		11,827

Life & Health Insurance (1.07%)
Lincoln National Corp	74,500	3,376
Unum Group	81,900	1,675

		5,051

Medical — Drugs (6.37%)
Abbott Laboratories	68,300	3,618
AstraZeneca PLC ADR	29,700	1,263
Bristol-Myers Squibb Co	275,200	5,650
Novartis AG ADR	79,000	4,348
Sanofi-Aventis SA ADR	43,900	1,459
Schering-Plough Corp	202,900	3,995
Wyeth	201,700	9,673

		30,006

Medical — Generic Drugs (1.46%)
Teva Pharmaceutical Industries Ltd ADR	149,600	6,852

Medical — HMO (0.75%)
Aetna Inc	87,100	3,530

Metal — Diversified (0.64%)
Freeport-McMoRan Copper & Gold Inc	25,700	3,012

Motorcycle/Motor Scooter (0.94%)
Harley-Davidson Inc	121,627	4,410

Multi-Line Insurance (4.58%)
ACE Ltd	137,500	7,575
Allstate Corp/The	98,344	4,483
Hartford Financial Services Group Inc	70,000	4,520
MetLife Inc	94,500	4,987

		21,565

Multimedia (0.54%)
Walt Disney Co/The	81,900	2,555

Non-Hazardous Waste Disposal (0.83%)
Waste Management Inc (a)	103,300	3,895

Oil Company — Exploration & Production (1.70%)
Enerplus Resources Fund (a)	97,400	4,504
Penn West Energy Trust	103,000	3,485

		7,989

Oil Company — Integrated (2.11%)
Chevron Corp	55,784	5,530
Marathon Oil Corp	85,100	4,414

		9,944

Oil Refining & Marketing (0.24%)
Valero Energy Corp	27,600	1,137

Pipelines (1.45%)
Enterprise Products Partners LP (a)	43,600	1,288
Kinder Morgan Energy Partners LP	61,500	3,428
Spectra Energy Corp	72,900	2,095

		6,811

Regional Banks (5.30%)
Bank of America Corp	339,202	8,097
PNC Financial Services Group Inc	123,800	7,069
US Bancorp	127,000	3,542
Wachovia Corp	54,800	851
Wells Fargo & Co	228,100	5,417

		24,976

REITS — Diversified (0.28%)
Vornado Realty Trust	14,800	1,302

REITS — Hotels (0.27%)
Host Hotels & Resorts Inc	94,500	1,290

REITS — Shopping Centers (0.18%)
Kimco Realty Corp	25,100	866

REITS — Storage (0.31%)
Public Storage	18,200	1,470

REITS — Warehouse & Industrial (1.16%)
AMB Property Corp	37,200	1,874
Prologis	65,800	3,576

		5,450

Retail — Discount (2.60%)
Wal-Mart Stores Inc	217,500	12,224

Retail — Drug Store (0.82%)
CVS/Caremark Corp	97,000	3,838

Retail — Major Department Store (0.61%)
JC Penney Co Inc	79,100	2,871

Retail — Regional Department Store (0.61%)
Macy’s Inc	147,100	2,857

Retail — Restaurants (1.55%)
McDonald’s Corp	130,000	7,309

Semiconductor Component — Integrated Circuits (1.20%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	515,900	5,628
See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Steel — Producers (1.02%)
United States Steel Corp	26,000	$4,804

Telecommunication Services (0.44%)
Telus Corp	51,873	2,092

Telephone — Integrated (6.43%)
AT&T Inc	322,100	10,852
BT Group PLC ADR	58,200	2,312
Nippon Telegraph & Telephone Corp ADR	113,100	2,748
Telstra Corp Ltd ADR	50,600	1,024
Verizon Communications Inc	325,700	11,530
Windstream Corp	146,407	1,807

		30,273

Television (0.93%)
CBS Corp	225,400	4,393

Tobacco (0.76%)
Lorillard Inc (c)	51,500	3,562

Toys (1.14%)
Mattel Inc	313,830	5,373

Transport — Rail (2.66%)
Norfolk Southern Corp	76,000	4,763
Union Pacific Corp	102,600	7,746

		12,509

TOTAL COMMON STOCKS		$443,584

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (0.33%)
Electric — Integrated (0.02%)
Texas-New Mexico Power Co
6.25%, 1/15/2009	$100	100

Medical — HMO (0.10%)
Aetna Inc
7.88%, 3/ 1/2011	450	480

Telecommunication Services (0.21%)
Telus Corp
8.00%, 6/ 1/2011	925	993

TOTAL BONDS		$1,573

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030	34	35
7.00%, 9/ 1/2030	11	11

		46

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$46

REPURCHASE AGREEMENTS (8.70%)
Money Center Banks (8.70%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $22,405,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (d)	$22,185	$22,183
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $9,660,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	9,379	9,379
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $9,660,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	9,379	9,378

		40,940

TOTAL REPURCHASE AGREEMENTS		$40,940

Total Investments		$486,143
Liabilities in Excess of Other Assets, Net — (3.25)%		(15,280)

TOTAL NET ASSETS — 100.00%		$470,863

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(c)	Non-Income Producing Security

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$40,005
Unrealized Depreciation	(41,657)

Net Unrealized Appreciation (Depreciation)	(1,652)
Cost for federal income tax purposes	487,795
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent

Financial	30.74%
Consumer, Non-cyclical	15.52%
Industrial	13.14%
Consumer, Cyclical	11.09%
Communications	9.12%
Technology	7.74%
Utilities	5.87%
Energy	5.50%
Basic Materials	4.52%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(3.25%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (1.04%)
Finance — Investment Banker & Broker (0.43%)
Lehman Brothers Holdings Inc	33,675	$685

Finance — Mortgage Loan/Banker (0.61%)
Freddie Mac 8.38%; Series Z	40,000	972

TOTAL PREFERRED STOCKS		$1,657

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (63.64%)
Aerospace & Defense (0.67%)
Boeing Co
8.75%, 8/15/2021	$850	1,068

Airlines (1.27%)
Southwest Airlines Co 1994-A Pass Through Certificate
9.15%, 7/ 1/2016	1,675	2,030

Cable TV (3.21%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	1,275	1,344
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013	425	456
COX Communications Inc
7.88%, 8/15/2009	2,100	2,155
Time Warner Cable Inc
6.55%, 5/ 1/2037	1,275	1,174

		5,129

Casino Hotels (0.29%)
Harrah’s Operating Co Inc
6.50%, 6/ 1/2016	850	463

Casino Services (0.64%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	1,125	1,024

Cellular Telecommunications (1.10%)
Vodafone Group PLC
7.75%, 2/15/2010	1,675	1,750

Cruise Lines (2.02%)
Carnival Corp
7.20%, 10/ 1/2023	1,475	1,623
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	850	855
6.88%, 12/ 1/2013	850	740

		3,218

Electric — Integrated (10.00%)
Exelon Generation Co LLC
6.20%, 10/ 1/2017	850	828
Florida Power Corp
6.35%, 9/15/2037	425	432
Illinois Power Co
7.50%, 6/15/2009	1,550	1,577
Metropolitan Edison Co
4.95%, 3/15/2013	850	834
Mirant Americas Generation LLC
8.50%, 10/ 1/2021	1,675	1,562
Nisource Finance Corp
5.25%, 9/15/2017	1,675	1,485
Ohio Edison Co
5.45%, 5/ 1/2015	850	813
Oncor Electric Delivery Co
7.00%, 9/ 1/2022	1,675	1,633
Pacific Gas & Electric Co
4.20%, 3/ 1/2011	1,900	1,884
Pacificorp
4.95%, 8/15/2014	1,275	1,260
5.25%, 6/15/2035	850	737
Public Service Co of New Mexico
4.40%, 9/15/2008	425	424
Southwestern Electric Power Co
5.38%, 4/15/2015	1,275	1,215
Texas-New Mexico Power Co
6.25%, 1/15/2009	1,275	1,274

		15,958

Finance — Commercial (0.37%)
CIT Group Inc
5.40%, 1/30/2016	850	585

Finance — Consumer Loans (0.53%)
American General Finance Corp
4.63%, 5/15/2009	850	843

Finance — Investment Banker & Broker (7.10%)
Citigroup Inc
6.50%, 1/18/2011	2,525	2,597
Goldman Sachs Group Inc/The
6.88%, 1/15/2011	2,100	2,180
Jefferies Group Inc
7.75%, 3/15/2012	1,275	1,286
6.25%, 1/15/2036	425	311
JPMorgan Chase & Co
5.13%, 9/15/2014	850	826
7.90%, 4/29/2049 (a)	1,000	938
Merrill Lynch & Co Inc
6.00%, 2/17/2009	1,675	1,669
Morgan Stanley
4.75%, 4/ 1/2014	850	774
6.25%, 8/ 9/2026	850	748

		11,329

Finance — Leasing Company (0.10%)
DVI Inc
0.00%, 2/ 1/2004 (b)(c)(d)	900	108
See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

Finance — Leasing Company (continued)
DVI Inc (continued)
0.00%, 2/ 1/2004 (b)(c)(d)	$400	$48

		156

Food — Retail (1.36%)
Safeway Inc
7.50%, 9/15/2009	2,100	2,169

Forestry (0.26%)
Weyerhaeuser Co
7.38%, 3/15/2032	425	422

Investment Management & Advisory Services (0.53%)
Legg Mason Inc
6.75%, 7/ 2/2008	850	850

Life & Health Insurance (0.26%)
American General Corp
7.50%, 7/15/2025	425	411

Medical — Hospitals (2.39%)
HCA Inc
8.75%, 9/ 1/2010	331	335
9.25%, 11/15/2016	850	876
7.50%, 11/ 6/2033	250	192
Tenet Healthcare Corp
6.38%, 12/ 1/2011	2,525	2,418

		3,821

Medical — Wholesale Drug Distribution (0.55%)
Cardinal Health Inc
6.75%, 2/15/2011	850	880

Metal — Diversified (1.01%)
Xstrata Canada Corp
6.00%, 10/15/2015	1,675	1,613

Multi-Line Insurance (0.53%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (e)	850	854

Multimedia (1.38%)
Historic TW Inc
9.15%, 2/ 1/2023	250	287
News America Holdings Inc
8.00%, 10/17/2016	1,000	1,111
News America Inc
6.40%, 12/15/2035	850	804

		2,202

Non-Hazardous Waste Disposal (1.88%)
Allied Waste North America Inc
7.25%, 3/15/2015 (f)	1,675	1,671
Waste Management Inc
7.38%, 8/ 1/2010	1,275	1,332

		3,003

Oil Company — Exploration & Production (1.86%)
OPTI Canada Inc
7.88%, 12/15/2014	1,675	1,654
XTO Energy Inc
6.25%, 4/15/2013	1,275	1,313

		2,967

Oil Company — Integrated (0.81%)
Petro-Canada
4.00%, 7/15/2013	850	793
9.25%, 10/15/2021	425	502

		1,295

Physical Therapy & Rehabilitation Centers (0.86%)
Healthsouth Corp
10.75%, 6/15/2016 (f)	1,275	1,371

Pipelines (4.01%)
ANR Pipeline Co
9.63%, 11/ 1/2021	1,000	1,278
El Paso Natural Gas Co
7.50%, 11/15/2026	2,100	2,135
Enterprise Products Operating LP
6.38%, 2/ 1/2013	850	871
Express Pipeline LP
7.39%, 12/31/2017 (e)	1,072	1,204
Southern Natural Gas Co
8.00%, 3/ 1/2032	850	918

		6,406

Publishing — Books (0.84%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011	1,275	1,335

Regional Banks (4.09%)
Bank of America Corp
5.42%, 3/15/2017	800	732
8.00%, 12/29/2049 (a)	850	796
Bank One Corp
10.00%, 8/15/2010	325	350
NCNB Corp
9.38%, 9/15/2009	925	967
Wachovia Corp
7.98%, 2/28/2049 (a)	2,000	1,837
Wells Fargo & Co
4.63%, 4/15/2014	1,900	1,845

		6,527

Reinsurance (0.25%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	425	404
See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Healthcare (3.29%)
HCP Inc
6.00%, 3/ 1/2015	$1,675	$1,550
Health Care REIT Inc
6.20%, 6/ 1/2016	1,675	1,533
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011	2,100	2,162

		5,245

REITS — Office Property (1.06%)
Arden Realty LP
5.20%, 9/ 1/2011	850	857
5.25%, 3/ 1/2015	850	835

		1,692

REITS — Shopping Centers (0.51%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010	850	821
Savings & Loans — Thrifts (0.49%)
Washington Mutual Preferred Funding LLC
9.75%, 10/29/2049 (e)	1,000	787
Special Purpose Entity (1.85%)
CCM Merger Inc
8.00%, 8/ 1/2013 (e)	1,675	1,428
CDX North America High Yield
7.63%, 6/29/2012 (e)	1,658	1,522

		2,950

Telecommunication Services (1.64%)
Qwest Corp
8.88%, 3/15/2012 (a)	1,675	1,708
Telus Corp
8.00%, 6/ 1/2011	850	913

		2,621

Telephone — Integrated (2.24%)
Deutsche Telekom International Finance BV
8.50%, 6/15/2010 (a)	3,375	3,570

Toys (0.56%)
Mattel Inc
7.30%, 6/13/2011	850	888

Transport — Rail (1.34%)
Norfolk Southern Corp
6.20%, 4/15/2009	2,100	2,133

Transport —Services (0.49%)
Trailer Bridge Inc
9.25%, 11/15/2011	850	784

TOTAL BONDS		$101,574

CONVERTIBLE BONDS (1.70%)
Containers — Paper & Plastic (0.77%)
Sealed Air Corp
3.00%, 6/30/2033 (a)(e)	1,275	1,219

Therapeutics (0.93%)
CV Therapeutics Inc
3.25%, 8/16/2013	2,000	1,485

TOTAL CONVERTIBLE BONDS		$2,704

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (29.54%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.83%)
5.50%, 11/ 1/2017	397	402
5.50%, 1/ 1/2018	262	265
5.00%, 4/ 1/2018	772	771
5.00%, 8/ 1/2019	2,380	2,369
9.00%, 1/ 1/2025	11	12
6.50%, 6/ 1/2029	97	101
6.50%, 8/ 1/2029	127	132
6.00%, 3/ 1/2031	143	145
5.50%, 5/ 1/2031	254	252
7.00%, 1/ 1/2032	123	130
6.00%, 5/ 1/2032	409	416
5.00%, 5/ 1/2033	2,338	2,255
4.50%, 8/ 1/2033	2,100	1,957
5.50%, 6/ 1/2035	1,813	1,791
5.00%, 11/ 1/2035	2,736	2,631
5.50%, 1/ 1/2036	2,628	2,597
5.00%, 2/ 1/2036	3,859	3,711
5.50%, 4/ 1/2036	1,381	1,362
6.00%, 6/ 1/2038	3,925	3,969

		25,268

Federal National Mortgage Association (FNMA) (4.51%)
5.00%, 1/ 1/2018	743	742
7.00%, 1/ 1/2030	14	15
6.50%, 5/ 1/2031	92	96
6.00%, 4/ 1/2032	466	473
6.50%, 4/ 1/2032	465	483
6.50%, 5/ 1/2032	178	184
5.50%, 3/ 1/2033	866	859
5.50%, 6/ 1/2033	2,141	2,125
5.50%, 2/ 1/2035	2,248	2,223

		7,200

Government National Mortgage Association (GNMA) (0.28%)
9.00%, 2/15/2025	16	18
7.00%, 6/20/2031	157	167
6.00%, 5/20/2032 (a)	265	270

		455

See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury (8.92%)
4.50%, 5/15/2017 (f)	$1,685	$1,755
5.38%, 2/15/2031	4,210	4,678
4.50%, 2/15/2036 (f)	4,210	4,180
5.00%, 5/15/2037 (f)	3,365	3,616

		14,229

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$47,152

REPURCHASE AGREEMENTS (7.62%)
Money Center Banks (7.62%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $9,222,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (g)	$9,131	$9,130

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,562,000; 2.19% - 7.125%; dated 01/21/09-01/15/30)	1,516	1,517
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,562,000; 3.75% - 5.375%; dated 08/13/10 - 06/28/13)	1,516	1,516

		12,163

TOTAL REPURCHASE AGREEMENTS		$12,163

Total Investments		$165,250
Liabilities in Excess of Other Assets, Net — (3.54)%		(5,650)

TOTAL NET ASSETS — 100.00%		$159,600

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:
Unrealized Appreciation	$3,023
Unrealized Depreciation	(6,153)

Net Unrealized Appreciation (Depreciation)	(3,130)
Cost for federal income tax purposes	168,380
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	29.01%
Mortgage Securities	20.63%
Communications	10.41%
Utilities	10.00%
Government	9.52%
Energy	6.68%
Consumer, Non-cyclical	6.09%
Industrial	5.14%
Consumer, Cyclical	4.78%
Basic Materials	1.28%
Liabilities in Excess of Other Assets, Net	(3.54%)

TOTAL NET ASSETS	100.00%

(a)	Variable Rate

(b)	Non-Income Producing Security

(c)	Security is Illiquid

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $156 or 0.10% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,014 or 4.39% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.97%)
Advertising Agencies (0.33%)
Omnicom Group Inc	17,500	$785

Advertising Sales (0.14%)
Lamar Advertising Co (a)(b)	9,400	339

Aerospace & Defense (1.70%)
Boeing Co	13,500	887
General Dynamics Corp	11,400	960
Lockheed Martin Corp	9,000	888
Northrop Grumman Corp	9,500	636
Raytheon Co	5,800	326
Rockwell Collins Inc	7,500	360

		4,057

Aerospace & Defense Equipment (0.65%)
United Technologies Corp	25,000	1,543

Agricultural Chemicals (0.62%)
Monsanto Co	10,900	1,378
Potash Corp of Saskatchewan	400	92

		1,470

Agricultural Operations (0.11%)
Archer-Daniels-Midland Co	7,800	263

Airlines (0.08%)
Southwest Airlines Co	14,600	190

Apparel Manufacturers (0.16%)
Coach Inc (b)	13,400	387

Applications Software (3.08%)
Intuit Inc (b)	13,000	358
Microsoft Corp	226,200	6,223
Red Hat Inc (a)(b)	37,600	778

		7,359

Athletic Footwear (0.13%)
Nike Inc	5,400	322

Audio & Video Products (0.03%)
Harman International Industries Inc	2,000	83

Auto — Car & Light Trucks (0.08%)
General Motors Corp (a)	17,400	200

Auto — Medium & Heavy Duty Trucks (0.25%)
Paccar Inc	14,400	602

Auto/Truck Parts & Equipment — Original (0.10%)
Johnson Controls Inc	8,000	229

Beverages - Non-Alcoholic (1.59%)
Coca-Cola Co/The	35,500	1,845
PepsiCo Inc	30,900	1,965

		3,810

Brewery (0.58%)
Anheuser-Busch Cos Inc	22,200	1,379

Broadcasting Services & Programming (0.10%)
Discovery Holding Co (b)	10,600	233

Building — Residential & Commercial (0.18%)
Lennar Corp (a)	34,200	422

Building Products — Wood (0.09%)
Masco Corp	13,000	205

Cable TV (0.56%)
Cablevision Systems Corp (b)	8,300	188
DISH Network Corp (b)	7,600	223
Shaw Communications Inc	14,600	297
Time Warner Cable Inc (a)(b)	24,000	635

		1,343

Casino Hotels (0.51%)
Las Vegas Sands Corp (a)(b)	7,200	342
Melco Crown Entertainment Ltd ADR (a)(b)	32,600	304
MGM Mirage (b)	9,210	312
Wynn Resorts Ltd (a)	3,200	260

		1,218

Casino Services (0.27%)
International Game Technology	26,100	652

Cellular Telecommunications (0.31%)
MetroPCS Communications Inc (b)	30,600	542
NII Holdings Inc (b)	4,200	199

		741

Chemicals — Diversified (0.78%)
Dow Chemical Co/The	24,600	859
EI Du Pont de Nemours & Co	23,300	999

		1,858

Chemicals — Specialty (0.13%)
Ecolab Inc (a)	3,900	167
Sigma-Aldrich Corp	2,800	151

		318

Coal (0.73%)
Arch Coal Inc	3,700	278
Consol Energy Inc	7,800	876
Peabody Energy Corp	6,700	590

		1,744

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCK (continued)
Coatings & Paint (0.04%)
Sherwin-Williams Co/The	2,300	$106

Commercial Banks (0.44%)
BB&T Corp (a)	3,700	84
First Horizon National Corp (a)	40,000	297
Marshall & Ilsley Corp (a)	28,898	443
Synovus Financial Corp (a)	26,800	234

		1,058

Commercial Services (0.06%)
Quanta Services Inc (a)(b)	4,400	146

Commercial Services — Finance (0.96%)
Automatic Data Processing Inc	13,500	566
H&R Block Inc	46,500	995
Moody’s Corp (a)	4,100	141
Paychex Inc	3,800	119
Western Union Co/The	19,100	472

		2,293

Computer Aided Design (0.29%)
Autodesk Inc (b)	20,400	690

Computer Services (0.14%)
Computer Sciences Corp (b)	7,300	342

Computers (4.24%)
Apple Inc (b)	22,800	3,818
Dell Inc (b)	93,600	2,048
Hewlett-Packard Co	47,600	2,104
International Business Machines Corp	18,200	2,157

		10,127

Computers — Memory Devices (0.55%)
EMC Corp/Massachusetts (b)	52,400	770
SanDisk Corp (b)	15,900	297
Seagate Technology	13,000	249

		1,316

Consulting Services (0.36%)
Accenture Ltd	21,300	867

Consumer Products — Miscellaneous (0.78%)
Clorox Co	11,900	621
Fortune Brands Inc (a)	7,400	462
Kimberly-Clark Corp	12,900	771

		1,854

Cosmetics & Toiletries (2.13%)
Avon Products Inc	12,400	447
Colgate-Palmolive Co	5,100	352
Estee Lauder Cos Inc/The	2,800	130
Procter & Gamble Co	68,292	4,153

		5,082

Data Processing & Management (0.08%)
Fiserv Inc (b)	4,400	200

Disposable Medical Products (0.08%)
CR Bard Inc	2,300	202

Diversified Financial Services (0.08%)
IntercontinentalExchange Inc (b)	1,700	194

Diversified Manufacturing Operations (4.64%)
3M Co	16,600	1,155
Cooper Industries Ltd	5,400	213
Danaher Corp	24,100	1,863
General Electric Co	165,700	4,423
Honeywell International Inc	11,700	588
Illinois Tool Works Inc	19,400	922
ITT Corp	8,100	513
Leggett & Platt Inc	14,600	245
Tyco International Ltd	29,500	1,181

		11,103

Diversified Minerals (0.15%)
BHP Billiton Ltd ADR (a)	4,200	358

Drug Delivery Systems (0.05%)
Hospira Inc (b)	3,000	120

E-Commerce — Products (0.53%)
Amazon.com Inc (b)	17,300	1,269

E-Commerce - Services (0.10%)
Expedia Inc (b)	13,000	239

Electric — Generation (0.37%)
AES Corp/The (b)	46,400	891

Electric — Integrated (2.53% )
Allegheny Energy Inc	2,400	120
Ameren Corp	1,200	51
Centerpoint Energy Inc	24,800	398
Constellation Energy Group Inc	9,600	788
Entergy Corp	6,100	735
FirstEnergy Corp	14,400	1,185
PG&E Corp	7,100	282
PPL Corp	21,000	1,098
Public Service Enterprise Group Inc	17,100	785
TECO Energy Inc (a)	28,100	604

		6,046

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCK (continued)
Electronic Components — Miscellaneous (0.67%)
Tyco Electronics Ltd	44,400	$1,590

Electronic Components — Semiconductors (1.81%)
Advanced Micro Devices Inc (a)(b)	62,100	362
Intel Corp	86,400	1,856
MEMC Electronic Materials Inc (b)	4,200	259
Texas Instruments Inc	47,700	1,343
Xilinx Inc	20,000	505

		4,325

Electronic Measurement Instruments (0.14%)
Agilent Technologies Inc (b)	9,100	323

Engineering — Research & Development Services (0.37%)
Fluor Corp	2,300	428
Foster Wheeler Ltd (b)	2,800	205
McDermott International Inc (b)	3,900	241

		874

Enterprise Software & Services (0.24%)
Oracle Corp (b)	27,300	573

Entertainment Software (0.16%)
Electronic Arts Inc (b)	8,800	391

Fiduciary Banks (0.89%)
Bank of New York Mellon Corp/The	27,100	1,025
Northern Trust Corp	3,400	233
State Street Corp	13,400	858

		2,116

Finance — Commercial (0.04%)
CIT Group Inc (a)	12,600	86

Finance — Credit Card (0.40%)
American Express Co	21,400	806
Discover Financial Services	10,900	144

		950

Finance — Investment Banker & Broker (3.79%)
Citigroup Inc	141,060	2,364
Goldman Sachs Group Inc/The	9,400	1,644
Interactive Brokers Group Inc (a)(b)	6,600	212
JPMorgan Chase & Co	73,188	2,511
Lehman Brothers Holdings Inc	18,700	370
Merrill Lynch & Co Inc (a)	23,800	755
Morgan Stanley	33,400	1,205

		9,061

Finance — Mortgage Loan/Banker (0.25%)
Fannie Mae	12,300	240
Freddie Mac	21,400	351

		591

Finance — Other Services (0.21%)
CME Group Inc	1,300	498

Food — Miscellaneous/Diversified (1.12%)
Campbell Soup Co	14,700	492
ConAgra Foods Inc	10,000	193
General Mills Inc	9,100	553
Kraft Foods Inc	40,593	1,155
Sara Lee Corp	23,700	290

		2,683

Food — Retail (0.25%)
Kroger Co/The	9,600	277
SUPERVALU Inc	8,400	259
Whole Foods Market Inc (a)	2,600	62

		598

Food — Wholesale & Distribution (0.14%)
Sysco Corp	12,100	333

Forestry (0.10%)
Weyerhaeuser Co	4,700	240

Gas — Distribution (0.43%)
NiSource Inc	5,600	100
Sempra Energy	16,400	926

		1,026

Gold Mining (0.17%)
Agnico-Eagle Mines Ltd (a)	5,500	409

Health Care Cost Containment (0.24%)
McKesson Corp	10,400	581

Hotels & Motels (0.29%)
Marriott International Inc/DE	26,400	693

Human Resources (0.11%)
Monster Worldwide Inc (b)	5,300	109
Robert Half International Inc	6,800	163

		272

Independent Power Producer (0.51%)
Dynegy Inc (b)	52,500	449
NRG Energy Inc (b)	15,900	682
Reliant Energy Inc (b)	4,400	94

		1,225

Industrial Automation & Robots (0.09%)
Rockwell Automation Inc/DE	5,000	219

Industrial Gases (0.50%)
Praxair Inc	12,800	1,206
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCK (continued)
Instruments — Scientific (0.08%)
Waters Corp (b)	2,900	$187

Insurance Brokers (0.31%)
Aon Corp	14,300	657
Marsh & McLennan Cos Inc	3,200	85

		742

Investment Management & Advisory Services (0.45%)
Ameriprise Financial Inc	14,820	603
Franklin Resources Inc	4,600	421
Janus Capital Group Inc	2,000	53

		1,077

Life & Health Insurance (0.30%)
Prudential Financial Inc	12,100	723

Machinery — Construction & Mining (0.20%)
Terex Corp (b)	9,500	488

Machinery — Farm (0.46%)
Deere & Co	15,300	1,104

Medical — Biomedical/Gene (1.99%)
Amgen Inc (b)	22,800	1,075
Biogen Idec Inc (b)	6,200	346
Celgene Corp (b)	13,800	881
Genentech Inc (b)	2,300	175
Genzyme Corp (b)	3,300	238
Gilead Sciences Inc (b)	35,300	1,869
Millipore Corp (b)	2,400	163

		4,747

Medical — Drugs (3.96%)
Abbott Laboratories	27,700	1,467
Allergan Inc/United States	12,900	672
Bristol-Myers Squibb Co	46,000	944
Cephalon Inc (b)	2,300	153
Eli Lilly & Co	20,500	946
Merck & Co Inc	55,600	2,096
Pfizer Inc	43,200	755
Schering-Plough Corp	43,300	853
Wyeth	33,200	1,592

		9,478

Medical — HMO (1.27%)
Aetna Inc	10,400	422
Cigna Corp	16,000	566
Coventry Health Care Inc (b)	6,400	195
Humana Inc (b)	12,400	493
UnitedHealth Group Inc	19,500	512
WellPoint Inc (b)	17,800	848

		3,036

Medical — Wholesale Drug Distribution (0.05%)
Cardinal Health Inc	2,500	$129

Medical Instruments (0.94%)
Medtronic Inc	32,500	1,682
St Jude Medical Inc (b)	14,000	572

		2,254

Medical Laboratory & Testing Service (0.12%)
Laboratory Corp of America Holdings (a)(b)	4,100	285

Medical Products (2.86%)
Baxter International Inc	17,000	1,087
Becton Dickinson & Co	5,300	431
Covidien Ltd	17,600	843
Johnson & Johnson	58,900	3,789
Stryker Corp	5,800	365
Zimmer Holdings Inc (b)	4,700	320

		6,835

Metal — Diversified (0.60%)
Freeport-McMoRan Copper & Gold Inc	12,153	1,424

Metal — Iron (0.18%)
Cleveland-Cliffs Inc	3,600	429

Metal Processors & Fabrication (0.07%)
Precision Castparts Corp	1,700	164

Motorcycle/Motor Scooter (0.11%)
Harley-Davidson Inc	7,200	261

Multi-Line Insurance (1.99%)
ACE Ltd	13,600	749
American International Group Inc	59,300	1,569
Assurant Inc	2,300	152
Genworth Financial Inc	13,600	242
Hartford Financial Services Group Inc	8,800	568
Loews Corp (a)	9,600	450
MetLife Inc	19,300	1,019

		4,749

Multimedia (1.57%)
EW Scripps Co	4,500	187
McGraw-Hill Cos Inc/The (a)	6,600	265
Meredith Corp (a)	3,400	96
News Corp	39,700	597
Time Warner Inc	101,100	1,496
Viacom Inc (b)	6,500	198
Walt Disney Co/The	28,900	902

		3,741

Networking Products (1.09%)
Cisco Systems Inc (b)	70,300	1,635
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCK (continued)
Networking Products (continued)
Juniper Networks Inc (b)	43,500	$965

		2,600

Non-Hazardous Waste Disposal (0.38%)
Allied Waste Industries Inc (b)	55,200	697
Republic Services Inc	6,950	206

		903

Oil — Field Services (2.83%)
Baker Hughes Inc	15,200	1,328
BJ Services Co	17,700	565
Schlumberger Ltd	42,000	4,512
Smith International Inc	4,400	366

		6,771

Oil & Gas Drilling (0.79%)
Nabors Industries Ltd (a)(b)	9,700	478
Transocean Inc	9,274	1,413

		1,891

Oil Company — Exploration & Production (2.21%)
Devon Energy Corp	7,300	877
EOG Resources Inc	9,100	1,194
Newfield Exploration Co (b)	6,300	411
Occidental Petroleum Corp	13,800	1,240
Range Resources Corp	3,600	236
XTO Energy Inc	19,500	1,336

		5,294

Oil Company — Integrated (7.88%)
Chevron Corp	47,800	4,738
ConocoPhillips	11,400	1,076
Exxon Mobil Corp	120,800	10,646
Murphy Oil Corp	14,100	1,383
Total SA ADR	11,600	989

		18,832

Oil Field Machinery & Equipment (0.65%)
FMC Technologies Inc (b)	12,800	985
National Oilwell Varco Inc (b)	6,477	574

		1,559

Oil Refining & Marketing (0.43%)
Sunoco Inc	11,300	460
Valero Energy Corp	13,800	568

		1,028

Optical Supplies (0.11%)
Alcon Inc	1,600	260

Paper & Related Products (0.23%)
International Paper Co	16,900	394
MeadWestvaco Corp (a)	6,700	160

		554

Pharmacy Services (0.35%)
Medco Health Solutions Inc (b)	17,600	831

Pipelines (1.04%)
Spectra Energy Corp	39,200	1,127
Williams Cos Inc	33,700	1,358

		2,485

Property & Casualty Insurance (0.36%)
Progressive Corp/The	9,300	174
Travelers Cos Inc/The	16,015	695

		869

Radio (0.05%)
XM Satellite Radio Holdings Inc (a)(b)	14,800	116

Regional Banks (2.93%)
Bank of America Corp	114,686	2,738
National City Corp (b)(c)(d)(e)	6,300	30
National City Corp (a)	20,300	97
PNC Financial Services Group Inc	9,000	514
SunTrust Banks Inc	6,900	250
US Bancorp	44,400	1,238
Wachovia Corp	29,800	463
Wells Fargo & Co	70,000	1,662

		6,992

REITS — Apartments (0.24%)
Equity Residential	14,900	570

REITS — Office Property (0.23%)
Boston Properties Inc	6,100	550

REITS — Regional Malls (0.39%)
Simon Property Group Inc	10,300	926

REITS — Warehouse & Industrial (0.17%)
Prologis	7,500	408

Retail — Apparel & Shoe (0.12%)
Ross Stores Inc	8,100	288

Retail — Bedding (0.41%)
Bed Bath & Beyond Inc (b)	34,900	981

Retail — Building Products (0.80%)
Home Depot Inc	41,900	981
Lowe’s Cos Inc	44,400	922

		1,903

Retail — Computer Equipment (0.03%)
GameStop Corp (b)	1,700	69
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCK (continued)
Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	2,550	$101

Retail — Discount (1.70%)
Costco Wholesale Corp	8,900	624
Target Corp	5,000	232
Wal-Mart Stores Inc	57,200	3,215

		4,071

Retail — Drug Store (0.70%)
CVS/Caremark Corp	34,478	1,364
Walgreen Co	9,700	316

		1,680

Retail — Regional Department Store (0.42%)
Kohl’s Corp (b)	24,900	997

Retail — Restaurants (0.88%)
McDonald’s Corp	25,900	1,456
Yum! Brands Inc	18,600	653

		2,109

Savings & Loans — Thrifts (0.03%)
Washington Mutual Inc (b)(e)	13,400	66

Schools (0.08%)
Apollo Group Inc (b)	4,200	186

Semiconductor Component — Integrated Circuits (0.39%)
Marvell Technology Group Ltd (b)	52,400	925

Semiconductor Equipment (0.34%)
Applied Materials Inc	30,900	590
ASML Holding NV	9,600	234

		824

Steel — Producers (0.27%)
Nucor Corp	8,700	650

Telecommunication Equipment (0.29%)
Alcatel-Lucent ADR (b)	116,192	702

Telecommunication Equipment — Fiber Optics (0.38%)
Corning Inc	15,600	360
JDS Uniphase Corp (a)(b)	48,700	553

		913

Telephone — Integrated (2.49%)
AT&T Inc	146,677	4,942
Sprint Nextel Corp	106,000	1,007

		5,949

Therapeutics (0.06%)
Warner Chilcott Ltd (a)(b)	7,900	134

Tobacco (0.99%)
Lorillard Inc (b)	4,100	284
Philip Morris International Inc	42,200	2,084

		2,368

Tools — Hand Held (0.05%)
Stanley Works/The	2,700	121

Toys (0.07%)
Mattel Inc	9,100	156

Transport — Rail (0.67%)
Canadian National Railway Co (a)	10,100	486
Norfolk Southern Corp	4,800	301
Union Pacific Corp	10,800	815

		1,602

Transport — Services (0.27%)
Expeditors International Washington Inc	15,200	654

Web Portals (1.32%)
Google Inc (b)	6,000	3,159

Wireless Equipment (1.49%)
American Tower Corp (b)	21,660	915
Crown Castle International Corp (b)	13,600	527
Motorola Inc	52,400	384
Qualcomm Inc	39,100	1,735

		3,561

TOTAL COMMON STOCKS		$236,579

PREFERRED STOCKS (0.04%)
Regional Banks (0.04%)
National City Corp (b)(d)(e)	1	95

TOTAL PREFERRED STOCKS		$95

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.06%)
Commercial Paper (0.06%)
United States Treasury Bill
2.40%, 7/24/2008 (f)	$150	$150

TOTAL SHORT TERM INVESTMENTS		$150

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (4.15%)
Money Center Banks (4.15%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $10,026,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (g)	$9,927	$9,926

TOTAL REPURCHASE AGREEMENTS		$9,926

Total Investments		$246,750
Liabilities in Excess of Other Assets, Net — (3.22)%		(7,693)

TOTAL NET ASSETS — 100.00%		$239,057

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.24%
Financial	17.67%
Energy	16.57%
Technology	11.33%
Communications	10.75%
Industrial	10.51%
Consumer, Cyclical	7.48%
Utilities	3.84%
Basic Materials	3.77%
Government	0.06%
Liabilities in Excess of Other Assets, Net	(3.22%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.62%

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Restricted Security. At the end of the period, the value of this security totaled $30 or 0.01% of net assets. The security was purchased on April 29, 2008 at a cost of $32 ($5.00 per share).

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $191 or 0.08% of net assets.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $150 or 0.06% of net assets.

(g)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$20,496
Unrealized Depreciation	(41,284)

Net Unrealized Appreciation (Depreciation)	(20,788)
Cost for federal income tax purposes	267,538
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini;
September 2008	23	$1,486	$1,473	$(13)
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
LargeCap Growth Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.25%)
Aerospace & Defense Equipment (1.41%)
United Technologies Corp	71,400	$4,405

Agricultural Chemicals (4.37%)
Monsanto Co	50,358	6,367
Potash Corp of Saskatchewan	31,900	7,292

		13,659

Applications Software (4.00%)
Microsoft Corp	454,300	12,498

Athletic Footwear (0.91%)
Nike Inc	47,981	2,860

Beverages - Non-Alcoholic (2.79%)
Coca-Cola Co/The	167,833	8,724

Coal (1.60%)
Peabody Energy Corp	57,000	5,019

Commercial Services (1.55%)
Alliance Data Systems Corp (a)	85,700	4,848

Commercial Services — Finance (4.82%)
Mastercard Inc	23,534	6,249
Visa Inc	49,974	4,063
Western Union Co/The	192,300	4,754

		15,066

Computers (7.15%)
Apple Inc (a)	52,022	8,711
Hewlett-Packard Co	209,800	9,275
Research In Motion Ltd (a)	37,541	4,388

		22,374

Cosmetics & Toiletries (1.49%)
Avon Products Inc	129,129	4,651

E-Commerce — Products (1.05%)
Amazon.com Inc (a)	44,600	3,271

E-Commerce — Services (1.50%)
eBay Inc (a)	171,500	4,687

Electric Products — Miscellaneous (1.91%)
Emerson Electric Co	121,100	5,988

Electronic Components — Semiconductors (1.18%)
MEMC Electronic Materials Inc (a)	60,200	3,705

Energy - Alternate Sources (1.68%)
First Solar Inc (a)	19,300	5,265

Entertainment Software (0.52%)
Activision Inc (a)	48,000	1,636

Fiduciary Banks (1.43%)
State Street Corp	69,728	4,462

Finance — Investment Banker & Broker (4.35%)
Goldman Sachs Group Inc/The	40,700	7,118
JPMorgan Chase & Co	189,500	6,502

		13,620

Food — Miscellaneous/Diversified (1.03%)
General Mills Inc	53,000	3,221

Instruments — Scientific (1.30%)
Thermo Fisher Scientific Inc (a)	72,700	4,052

Machinery — Construction & Mining (0.94%)
Caterpillar Inc	40,000	2,953

Machinery — Farm (1.83%)
Deere & Co	79,500	5,734

Medical — Biomedical/Gene (5.26%)
Genzyme Corp (a)	48,800	3,515
Gilead Sciences Inc (a)	244,600	12,951

		16,466

Medical — Generic Drugs (1.70%)
Teva Pharmaceutical Industries Ltd ADR	116,200	5,322

Medical Instruments (2.16%)
Intuitive Surgical Inc (a)	25,049	6,748

Medical Products (2.12%)
Baxter International Inc	103,800	6,637

Networking Products (2.18%)
Cisco Systems Inc (a)	292,800	6,811

Oil & Gas Drilling (1.27%)
Transocean Inc	26,000	3,962

Oil Company — Exploration & Production (6.42%)
Chesapeake Energy Corp	77,000	5,079
Devon Energy Corp	85,200	10,238
Occidental Petroleum Corp	53,000	4,762

		20,079

Oil Company — Integrated (1.60%)
Hess Corp	39,600	4,997

Oil Field Machinery & Equipment (2.11%)
National Oilwell Varco Inc (a)	74,300	6,592
See accompanying notes

Schedule of Investments
LargeCap Growth Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Optical Supplies (1.94%)
Alcon Inc	37,200	$6,056

Pharmacy Services (1.60%)
Express Scripts Inc (a)	79,600	4,993

Regional Banks (1.23%)
Capital One Financial Corp	101,400	3,854

Retail — Apparel & Shoe (1.01%)
Guess ? Inc	83,960	3,144

Retail — Discount (4.52%)
Wal-Mart Stores Inc	251,600	14,140

Retail — Major Department Store (0.00%)

Retail — Restaurants (2.28%)
McDonald’s Corp	126,600	7,117

Semiconductor Equipment (1.09%)
Applied Materials Inc	179,000	3,418

Steel — Producers (1.22%)
Nucor Corp	51,075	3,814

Transport — Rail (1.11%)
Union Pacific Corp	46,000	3,473

Web Portals (2.93%)
Google Inc (a)	17,390	9,154

Wireless Equipment (2.69%)
American Tower Corp (a)	75,000	3,169
Qualcomm Inc	118,000	5,235

		8,404

TOTAL COMMON STOCKS		$297,879

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.98%)

Commercial Paper (2.98%)

Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$4,655	$4,655

Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	4,656	4,656

		9,311

TOTAL SHORT TERM INVESTMENTS		$9,311

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.11%)

Money Center Banks (0.11%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $351,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$348	$348

TOTAL REPURCHASE AGREEMENTS		$348

Total Investments		$307,538

Other Assets in Excess of Liabilities, Net - 1.66%		5,186

TOTAL NET ASSETS - 100.00%		$312,724

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$47,387
Unrealized Depreciation	(13,649)

Net Unrealized Appreciation (Depreciation)	33,738
Cost for federal income tax purposes	273,800
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Consumer, Non-cyclical	26.45%
Energy	14.68%
Technology	13.95%
Communications	10.34%
Financial	10.10%
Consumer, Cyclical	8.72%
Industrial	8.51%
Basic Materials	5.59%
Other Assets in Excess of Liabilities, Net	1.66%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Stock Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.83%)
Aerospace & Defense (0.73%)
Spirit Aerosystems Holdings Inc (a)	23,500	$451

Airlines (1.58%)
AMR Corp (a)(b)	79,300	406
Continental Airlines Inc (a)(b)	55,900	565

		971

Auto/Truck Parts & Equipment — Original (2.13%)
Magna International Inc (b)	22,100	1,309

Chemicals — Diversified (0.15%)
Rockwood Holdings Inc (a)	2,600	90

Chemicals — Specialty (4.91%)
Cabot Corp (b)	62,700	1,524
Lubrizol Corp	21,800	1,010
OM Group Inc (a)	14,900	489

		3,023

Coatings & Paint (1.46%)
Valspar Corp (b)	47,400	896

Commercial Banks (1.92%)
Cullen/Frost Bankers Inc	20,850	1,039
TCF Financial Corp (b)	12,049	145

		1,184

Commercial Services (2.26%)
Weight Watchers International Inc (b)	39,100	1,392

Computers — Integrated Systems (0.76%)
Diebold Inc	13,200	470

Computers - Memory Devices (2.04%)
NetApp Inc (a)	57,900	1,254

Computers — Peripheral Equipment (0.57%)
Electronics for Imaging Inc (a)	24,243	354

Cosmetics & Toiletries (2.56%)
Estee Lauder Cos Inc/The	33,900	1,575

Data Processing & Management (2.73%)
Fidelity National Information Services	45,453	1,678

Diversified Manufacturing Operations (2.40%)
Teleflex Inc	26,543	1,476

Electric — Integrated (7.48%)
DTE Energy Co (b)	36,100	1,532
Northeast Utilities	58,600	1,496
Wisconsin Energy Corp	34,900	1,578

		4,606

Electronic Components — Semiconductors (2.54%)
Microchip Technology Inc (b)	51,250	1,565

Electronic Parts Distribution (2.69%)
Arrow Electronics Inc (a)	53,900	1,656

Enterprise Software & Services (3.11%)
BMC Software Inc (a)	53,100	1,912

Food — Dairy Products (0.76%)
Dean Foods Co (a)	23,900	469

Machinery Tools & Related Products (3.82%)
Lincoln Electric Holdings Inc (b)	29,900	2,353

Medical — Generic Drugs (1.51%)
Mylan Inc/PA (b)	77,125	931

Medical — Hospitals (3.43%)
Universal Health Services Inc (b)	33,400	2,112

Medical — Wholesale Drug Distribution (0.53%)
AmerisourceBergen Corp	8,100	324

Medical Information Systems (2.21%)
IMS Health Inc	58,302	1,358

Medical Instruments (1.60%)
Edwards Lifesciences Corp (a)(b)	15,900	986

Medical Laboratory & Testing Service (2.84%)
Covance Inc (a)	20,300	1,746

Multi-Line Insurance (1.41%)
HCC Insurance Holdings Inc	41,011	867

Non-Hazardous Waste Disposal (3.55%)
Allied Waste Industries Inc (a)	27,200	343
Republic Services Inc	62,000	1,842

		2,185

Office Furnishings — Original (1.71%)
HNI Corp (b)	59,700	1,054

Oil & Gas Drilling (4.01% )
Nabors Industries Ltd (a)(b)	50,087	2,466

Oil Company — Exploration & Production (3.43%)
Cimarex Energy Co	23,100	1,609
Noble Energy Inc	5,006	504

		2,113

Oil Refining & Marketing (0.51%)
Frontier Oil Corp	13,138	314
See accompanying notes

Schedule of Investments
MidCap Stock Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (1.90%)
Fidelity National Financial Inc	92,626	$1,167

Reinsurance (1.86%)
Max Capital Group Ltd	53,800	1,148

REITS — Office Property (2.78%)
Alexandria Real Estate Equities Inc (b)	17,600	1,713

REITS — Regional Malls (1.17%)
General Growth Properties Inc	20,500	718

REITS — Shopping Centers (0.69%)
Tanger Factory Outlet Centers (b)	11,800	424

Rental — Auto & Equipment (0.94%)
Aaron Rents Inc (b)	25,796	576

Retail — Apparel & Shoe (1.41%)
J Crew Group Inc (a)(b)	17,300	571
Nordstrom Inc (b)	9,882	300

		871

Retail — Jewelry (2.95%)
Tiffany & Co (b)	44,500	1,813

Retail — Restaurants (0.40%)
Papa John’s International Inc (a)(b)	9,365	249

Savings & Loans — Thrifts (2.37%)
Washington Federal Inc (b)	80,650	1,460

Toys (2.27%)
Mattel Inc	81,500	1,395

Transport — Marine (2.75%)
Tidewater Inc	26,000	1,691

TOTAL COMMON STOCKS		$58,365

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (32.42%)

Money Center Banks (32.42%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $17,193,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$17,023	$17,022

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,509,000; 2.19% - 7.125%; dated 01/21/09-01/15/30)	1,465	1,465

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,509,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	$1,465	$1,465

		19,952

TOTAL REPURCHASE AGREEMENTS		$19,952

Total Investments		$78,317

Liabilities in Excess of Other Assets, Net - (27.25)%		(16,773)

TOTAL NET ASSETS - 100.00%		$61,544

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$14,670
Unrealized Depreciation	(5,111)

Net Unrealized Appreciation (Depreciation)	9,559
Cost for federal income tax purposes	68,758

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	46.52%
Consumer, Non-cyclical	16.43%
Industrial	15.94%
Technology	13.96%
Consumer, Cyclical	12.45%
Energy	7.95%
Utilities	7.48%
Basic Materials	6.52%
Liabilities in Excess of Other Assets, Net	(27.25%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (89.91%)
Agricultural Operations (1.53%)
Cargill Inc
2.30%, 7/30/2008	$1,400	$1,398
2.38%, 9/ 4/2008	1,200	1,195
2.55%, 9/17/2008	1,200	1,193
2.60%, 9/22/2008	1,100	1,093

		4,879

Asset Backed Securities (2.92%)
CAFCO
2.75%, 7/ 7/2008	1,100	1,099
2.70%, 7/18/2008	1,100	1,099
2.90%, 7/24/2008	1,100	1,098
2.68%, 7/29/2008	800	798
2.60%, 8/21/2008	1,200	1,196
2.62%, 8/22/2008	1,200	1,195
2.65%, 9/ 5/2008	825	821
FCAR Owner Trust I
2.68%, 7/ 1/2008	1,000	1,000
2.80%, 7/ 2/2008	1,000	1,000

		9,306

Chemicals — Diversified (1.63%)
BASF AG
2.36%, 7/ 9/2008	1,100	1,099
2.20%, 7/15/2008	1,200	1,199
2.07%, 7/22/2008	1,000	999
2.17%, 7/29/2008	1,000	998
2.17%, 8/27/2008	900	897

		5,192

Commercial Banks (12.59%)
Calyon North America
2.67%, 7/17/2008	1,100	1,099
2.41%, 7/21/2008	1,100	1,099
2.81%, 8/ 4/2008	1,100	1,097
2.56%, 9/ 5/2008	1,200	1,194
Nordea North America
2.66%, 7/ 8/2008	1,000	999
2.66%, 7/14/2008	1,200	1,199
2.66%, 7/16/2008	1,200	1,199
2.85%, 7/23/2008	1,100	1,098
2.54%, 8/25/2008	740	737
2.71%, 9/25/2008	790	785
Skandinaviska Enskilda Banken
2.88%, 7/22/2008	1,100	1,098
2.52%, 7/25/2008	730	729
Societe Generale North America Inc
2.84%, 8/ 1/2008	1,200	1,197
2.85%, 8/ 4/2008	1,000	997
2.58%, 8/29/2008	1,400	1,394
2.71%, 9/10/2008	1,300	1,293
2.71%, 9/30/2008	1,200	1,192
State Street Corp
2.55%, 7/ 1/2008	1,200	1,200
2.60%, 7/24/2008	1,200	1,198
Suntrust Bank
2.60%, 7/ 2/2008	1,200	1,200
Svenska Handelsbanken
2.63%, 7/ 7/2008	1,300	1,299
2.66%, 7/10/2008	1,200	1,199
2.66%, 7/11/2008	1,200	1,199
2.49%, 8/ 5/2008	1,400	1,397
2.54%, 8/11/2008	775	773
2.55%, 8/20/2008	780	777
Toronto — Dominion Holdings
2.57%, 7/24/2008	1,200	1,198
2.48%, 9/ 8/2008	1,200	1,194
2.56%, 9/12/2008	930	925
2.72%, 9/16/2008	1,200	1,193
Westpac Banking Corp
2.61%, 8/ 8/2008	1,200	1,197
2.52%, 8/13/2008	1,300	1,296
2.30%, 8/14/2008	1,100	1,097
2.59%, 8/14/2008	1,100	1,097
2.64%, 9/12/2008	1,200	1,194
2.63%, 10/ 6/2008	1,100	1,092

		40,131

Commercial Banks - Non US (1.52%)
DNB NOR Bank ASA
2.77%, 10/28/2008	1,300	1,288
2.73%, 10/30/2008	1,200	1,189
2.90%, 11/24/2008	1,200	1,186
Swedbank AB
2.81%, 10/ 2/2008	1,200	1,191

		4,854

Diversified Financial Services (2.31%)
General Electric Capital
2.36%, 7/ 8/2008	1,000	1,000
2.45%, 7/10/2008	1,100	1,099
2.50%, 7/18/2008	1,000	999
2.33%, 8/ 7/2008	875	873
2.45%, 8/11/2008	1,000	997
2.35%, 8/25/2008	1,300	1,295
2.48%, 9/25/2008	1,100	1,094

		7,357

Finance — Auto Loans (2.44%)
Toyota Motor Credit
2.25%, 8/ 6/2008	510	509
2.60%, 8/22/2008	1,200	1,196
2.35%, 9/ 4/2008	1,300	1,294
2.51%, 9/26/2008	865	860
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Auto Loans (continued)
Toyota Motor Credit (continued)
2.53%, 9/26/2008	$1,650	$1,640
2.64%, 10/22/2008	1,200	1,190
2.65%, 10/29/2008	1,100	1,090

		7,779

Finance — Consumer Loans (4.77%)
American General Finance
2.66%, 7/17/2008	1,200	1,199
2.63%, 8/25/2008	1,150	1,145
2.69%, 9/ 3/2008	1,200	1,194
2.61%, 9/ 9/2008	1,300	1,293
2.76%, 9/15/2008	820	815
HSBC Finance
2.40%, 8/12/2008	1,200	1,197
2.50%, 8/20/2008	1,100	1,096
2.62%, 9/18/2008	640	636
2.50%, 9/19/2008	1,300	1,293
2.62%, 9/24/2008	1,200	1,193
2.60%, 10/10/2008	1,200	1,191
2.75%, 10/14/2008	960	952
John Deere Capital Corp
2.02%, 7/ 7/2008	1,000	1,000
2.17%, 8/11/2008	1,000	998

		15,202

Finance — Credit Card (2.36%)
American Express Credit
2.40%, 7/14/2008	560	559
2.64%, 7/17/2008	1,100	1,099
2.66%, 7/17/2008	1,000	999
2.64%, 7/28/2008	1,000	998
2.88%, 7/30/2008	700	698
2.49%, 8/ 6/2008	875	873
2.45%, 8/15/2008	1,000	997
2.53%, 9/17/2008	1,300	1,293

		7,516

Finance — Investment Banker & Broker (10.93%)
Citigroup Funding
2.82%, 7/1/2008	1,300	1,300
2.72%, 7/ 3/2008	1,000	1,000
2.65%, 8/ 7/2008	1,200	1,197
2.60%, 8/26/2008	960	956
2.59%, 8/29/2008	1,000	996
2.78%, 9/19/2008	1,100	1,093
2.78%, 9/23/2008	1,300	1,292
Goldman Sachs Group
2.45%, 8/ 1/2008	1,200	1,197
2.52%, 8/ 5/2008	1,200	1,197
2.38%, 8/26/2008	930	927
ING U.S. Funding
2.63%, 7/14/2008	1,000	999
2.84%, 7/25/2008	1,100	1,098
2.33%, 7/31/2008	1,100	1,098
2.61%, 8/ 7/2008	1,000	997
2.50%, 8/11/2008	1,200	1,197
2.59%, 9/ 3/2008	1,200	1,194
JP Morgan Chase
2.55%, 7/21/2008	1,200	1,198
2.40%, 7/22/2008	1,100	1,098
2.47%, 7/23/2008	1,200	1,198
2.60%, 7/29/2008	1,100	1,098
2.40%, 8/ 4/2008	670	668
2.53%, 9/ 2/2008	1,200	1,195
Merrill Lynch & Co Inc
2.55%, 7/ 3/2008	1,400	1,400
Morgan Stanley
3.07%, 7/16/2008	1,100	1,099
2.87%, 7/28/2008	600	599
2.66%, 8/22/2008	1,300	1,295
2.67%, 9/11/2008	1,200	1,194
2.59%, 9/16/2008	1,020	1,014
2.69%, 9/18/2008	1,300	1,292
2.72%, 9/26/2008	1,200	1,192
Morgan Stanley Institutional Liquidity
2.61%, 12/31/2008	1,570	1,570

		34,848

Finance — Leasing Company (2.31%)
International Lease Finance
2.68%, 7/14/2008	1,200	1,199
2.85%, 7/21/2008	740	739
2.71%, 7/25/2008	1,200	1,198
2.64%, 8/27/2008	1,025	1,021
River Fuel Funding
2.53%, 7/31/2008	1,000	998
2.85%, 7/31/2008	1,000	997
2.85%, 7/31/2008	1,200	1,197

		7,349

Finance — Mortgage Loan/Banker (1.19%)
Federal Home Loan Bank Discount Notes
2.11%, 8/ 8/2008	1,200	1,197
2.07%, 8/13/2008	1,300	1,297
Freddie Mac Discount Notes
2.44%, 10/20/2008	1,300	1,290

		3,784

Finance — Other Services (5.34%)
Commoloco
2.57%, 8/19/2008	590	588
2.69%, 8/20/2008	1,000	996
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Other Services (continued)
CRC Funding
2.57%, 7/28/2008	$1,300	$1,298
2.55%, 7/29/2008	1,000	998
2.70%, 7/30/2008	1,300	1,297
2.67%, 8/ 4/2008	1,100	1,097
2.66%, 8/28/2008	1,700	1,693
Park Avenue Receivables Company
2.40%, 7/ 8/2008	1,300	1,299
2.60%, 8/ 1/2008	950	948
2.72%, 8/15/2008	1,100	1,096
2.65%, 8/18/2008	1,100	1,096
2.58%, 9/ 3/2008	1,400	1,394
2.60%, 9/ 9/2008	1,300	1,293
2.72%, 9/18/2008	750	746
Private Export Funding
2.05%, 10/ 8/2008	1,200	1,193

		17,032

Food — Miscellaneous/Diversified (2.42%)
Unilever Capital
2.45%, 9/29/2008	1,100	1,093
2.47%, 10/ 7/2008	1,100	1,093
2.60%, 10/ 9/2008	1,200	1,191
2.66%, 10/23/2008	1,200	1,190
2.55%, 10/27/2008	1,200	1,190
2.68%, 10/27/2008	770	763
2.70%, 11/ 5/2008	1,200	1,189

		7,709

Life & Health Insurance (2.08%)
Prudential PLC
2.42%, 7/ 2/2008	1,000	1,000
2.55%, 7/10/2008	1,100	1,099
2.59%, 7/11/2008	1,000	999
3.70%, 7/14/2008	740	739
2.65%, 8/ 6/2008	1,100	1,097
2.58%, 8/11/2008	1,100	1,097
2.84%, 9/26/2008	600	596

		6,627

Medical — Drugs (1.40%)
AstraZeneca PLC
4.05%, 7/ 7/2008	550	550
3.57%, 7/25/2008	1,200	1,197
2.74%, 8/ 6/2008	630	628
2.91%, 8/20/2008	1,100	1,096
2.40%, 10/15/2008	1,000	993

		4,464

Money Center Banks (9.09%)
Allied Irish Bank
2.65%, 9/ 8/2008	1,000	995
Bank of America
2.55%, 7/11/2008	570	570
2.61%, 8/ 8/2008	2,100	2,094
2.72%, 8/13/2008	1,000	997
2.58%, 8/19/2008	600	598
2.79%, 8/19/2008	1,000	996
2.67%, 8/21/2008	1,200	1,195
2.62%, 9/22/2008	1,300	1,292
Bank of Scotland PLC
2.60%, 7/16/2008	1,000	999
2.74%, 8/ 5/2008	1,100	1,097
2.68%, 8/7/2008	900	897
2.85%, 9/11/2008	1,200	1,193
2.77%, 9/15/2008	1,200	1,193
2.79%, 9/17/2008	1,200	1,193
BNP Paribas Finance
2.64%, 7/ 2/2008	1,100	1,100
2.32%, 7/18/2008	1,100	1,099
2.81%, 7/30/2008	1,200	1,197
2.89%, 8/25/2008	1,200	1,195
2.82%, 8/26/2008	1,100	1,095
2.81%, 8/28/2008	1,200	1,195
UBS Finance Delaware LLC
2.66%, 8/12/2008	1,200	1,196
2.66%, 8/21/2008	1,100	1,096
2.58%, 8/28/2008	910	906
2.61%, 9/ 2/2008	1,400	1,394
2.63%, 9/ 4/2008	1,200	1,194
2.74%, 10/ 2/2008	1,000	993

		28,969

Multi-line Insurance (0.69%)
Genworth Financial
2.45%, 7/28/2008	1,200	1,198
2.40%, 8/11/2008	1,000	997

		2,195

Regional Banks (1.19%)
Wells Fargo & Co
2.14%, 7/ 3/2008	1,100	1,100
2.30%, 7/ 8/2008	1,400	1,399
2.30%, 8/12/2008	1,300	1,297

		3,796

Sovereign Agency (0.41%)
Fannie Mae Discount Notes
2.35%, 9/10/2008	1,300	1,294

Special Purpose Banks (0.37%)
Dexia Delaware LLC
2.60%, 8/ 6/2008	1,200	1,197
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Special Purpose Entity (13.57%)
American Honda Finance Corp
2.05%, 7/18/2008	$1,100	$1,099
2.12%, 8/ 5/2008	1,300	1,297
2.14%, 8/14/2008	1,400	1,396
2.41%, 9/10/2008	1,200	1,194
Barclays U.S. Funding
2.73%, 7/ 9/2008	1,100	1,099
2.88%, 7/28/2008	805	803
2.85%, 8/18/2008	1,200	1,196
Charta LLC
2.70%, 7/11/2008	630	630
2.90%, 7/22/2008	1,200	1,198
2.70%, 8/21/2008	1,200	1,195
2.65%, 8/27/2008	1,300	1,295
2.80%, 9/16/2008	1,100	1,093
2.82%, 9/25/2008	1,300	1,291
Danske Corp
2.80%, 9/18/2008	1,000	994
DWS Scudder Money Market Series
2.67%, 12/31/2008	3,880	3,880
Prudential Funding Corp
2.72%, 7/15/2008	1,200	1,199
2.45%, 7/16/2008	1,010	1,009
2.42%, 8/27/2008	1,400	1,395
Ranger Funding
2.55%, 8/13/2008	1,300	1,296
2.63%, 8/18/2008	1,100	1,096
2.63%, 8/19/2008	1,300	1,295
2.65%, 8/22/2008	620	618
2.75%, 9/16/2008	940	935
2.68%, 9/18/2008	1,200	1,193
2.83%, 10/14/2008	1,359	1,348
Sheffield Receivables
2.73%, 7/ 9/2008	1,200	1,199
2.52%, 7/11/2008	1,300	1,299
2.55%, 8/ 7/2008	1,000	997
2.75%, 9/ 5/2008	1,300	1,294
Yorktown Capital
2.85%, 7/21/2008	1,200	1,198
2.73%, 7/23/2008	1,200	1,198
2.47%, 7/24/2008	1,400	1,398
2.58%, 8/20/2008	1,000	996
2.58%, 9/ 2/2008	500	498
2.58%, 9/ 4/2008	1,300	1,294
2.68%, 9/16/2008	840	835

		43,250

Supranational Bank (2.44%)
Corp Andina de Fomento
2.74%, 7/15/2008	1,200	1,199
2.65%, 8/12/2008	1,200	1,196
2.67%, 8/14/2008	1,200	1,196
2.71%, 9/ 5/2008	1,100	1,095
2.71%, 9/11/2008	1,100	1,094
2.75%, 9/24/2008	1,000	993
2.92%, 10/16/2008	1,000	991

		7,764

Telephone — Integrated (3.01%)
AT&T Inc
2.08%, 7/30/2008	1,000	999
2.24%, 8/18/2008	630	628
2.30%, 9/ 8/2008	1,100	1,095
2.32%, 9/15/2008	1,300	1,294
Telstra Corp
2.80%, 7/23/2008	1,100	1,098
2.75%, 8/15/2008	1,100	1,096
2.60%, 8/21/2008	1,300	1,295
2.65%, 9/ 4/2008	1,200	1,194
Verizon Communications Inc
2.50%, 8/19/2008	910	907

		9,606

Tools — Hand held (1.40%)
Stanley Works
2.20%, 7/ 9/2008	1,000	1,000
2.15%, 7/10/2008	1,000	1,000
2.17%, 7/15/2008	900	899
2.20%, 7/16/2008	910	909
2.30%, 9/ 8/2008	650	647

		4,455

TOTAL COMMERCIAL PAPER		$286,555

CERTIFICATE OF DEPOSIT (0.81%)
Commercial Banks (0.81%)
Wachovia Bank
2.80%, 10/ 3/2008	1,400	1,400
2.88%, 10/24/2008	1,200	1,200

		2,600

TOTAL CERTIFICATE OF DEPOSIT		$2,600

BONDS (5.55%)
Asset Backed Securities (0.40%)
Caterpillar Financial Asset Trust
3.01%, 12/26/2008	213	213
CNH Equipment Trust
2.75%, 12/15/2008	516	516
John Deere Owner Trust
2.79%, 2/17/2009	536	536

		1,265

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Auto — Car & Light Trucks (0.25%)
BMW US Capital LLC
2.45%, 7/ 7/2008 (a)(b)	$800	$800

Automobile Sequential (1.25%)
BMW Vehicle Lease Trust
5.06%, 7/15/2008	22	22
Capital Auto Receivables Asset Trust
3.39%, 8/15/2008 (b)	250	250
Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (b)	197	197
Honda Auto Receivables Owner Trust
2.92%, 2/18/2009 (a)	1,000	1,000
Hyundai Auto Receivables Trust
2.85%, 1/15/2009	1,280	1,280
Nissan Auto Receivables Owner Trust
2.79%, 2/17/2009	800	800
Volkswagen Auto Loan Enhanced Trust
2.84%, 1/20/2009	423	423

		3,972

Commercial Banks (1.19%)
Allied Irish Banks PLC
2.48%, 7/21/2008 (a)(b)	1,000	1,000
BES Finance Ltd
2.52%, 7/ 2/2008 (a)(b)	1,000	1,000
Skandinaviska Enskilda Banken AB
2.79%, 9/22/2008 (a)(b)	800	800
Svenska Handelsbanken AB
2.94%, 7/ 7/2008 (a)(b)	1,000	1,000

		3,800

Diversified Financial Services (0.44%)
IBM International Group Capital LLC
2.87%, 8/26/2008 (a)(b)	1,400	1,400

Diversified Manufacturing Operations (0.19%)
Danaher Corp
6.00%, 10/15/2008	600	604

Electric Products — Miscellaneous (0.13%)
Emerson Electric Co
5.00%, 10/15/2008	400	402

Finance — Consumer Loans (0.21%)
John Deere Capital Corp
2.98%, 9/25/2008 (a)	665	665

Finance — Investment Banker & Broker (0.65%)
Goldman Sachs Group LP
2.92%, 7/25/2008 (a)(b)	1,000	1,000
JPMorgan Chase & Co
2.45%, 7/2/2008 (a)	500	500
Lehman Brothers Holdings Inc
2.99%, 9/29/2008 (a)	570	570

		2,070

Retail — Discount (0.12%)
Target Corp
5.40%, 10/ 1/2008	400	402

Special Purpose Entity (0.72%)
Allstate Life Global Funding Trusts
2.48%, 7/ 7/2008 (a)	700	700

American Self Storage Corp
3.00%, 5/ 1/2046	500	500
BASF Finance Europe NV
2.81%, 7/21/2008 (a)(b)	800	800
South Central Communications
3.00%, 4/1/2018	300	300

		2,300

TOTAL BONDS		$17,680

TAX-EXEMPT BONDS (2.91%)
California (0.81%)
California Statewide Communities Development Fannie Mae
2.58%, 12/15/2036	750	750
County of Sacramento CA Bayersiche Landesbank
2.75%, 7/ 1/2022	705	705
Los Angeles Department of Water & Power Dexia Credit Local
2.58%, 7/ 1/2025	700	700
San Jose Redevelopment Agency/CA JP Morgan Chase Bank
2.58%, 8/1/2028	425	425

		2,580

Colorado (0.22%)
Sheridan Redevelopment Agency Citibank NA
2.60%, 12/ 1/2029	700	700

Iowa (0.19%)
Iowa Finance Authority Dexia/Fannie Mae/Ginnie Mae
2.65%, 1/ 1/2038	600	600

Massachusetts (0.22%)
Massachusetts Housing Finance Agency/MA JP Morgan Chase
2.58%, 6/ 1/2034	700	700

Michigan (0.16%)
Calvin College JP Morgan Chase
3.03%, 7/ 3/2008	500	500

Minnesota (0.09%)
St Paul Housing & Redevelopment Authority U.S. Bank
2.65%, 1/ 1/2024	300	300
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
New York (0.23%)
New York State Housing Finance Agency Fannie Mae
2.55%, 5/15/2033	$720	$720

Pennsylvania (0.23%)
Montgomery County Industrial Development Authority JP Morgan Chase
2.68%, 8/ 1/2037	750	750

Texas (0.25%)
Port of Port Arthur Navigation District Motiva Enterprises LLC
2.68%, 5/ 1/2038	800	800

Utah (0.25%)
Utah Telecommunication Open Infrastructure Agency Advanced Comm SPL Key Bank NA
2.75%, 6/ 1/2040	800	800

Washington (0.26%)
Washington State Housing Finance Commission Bank of America
2.50%, 7/ 1/2030	565	565
Washington State Housing Finance Commission Fannie Mae
2.53%, 5/15/2033	260	260

		825

TOTAL TAX-EXEMPT BONDS		$9,275

Total Investments		$316,110
Other Assets in Excess of Liabilities, Net — 0.82%		2,599

TOTAL NET ASSETS — 100.00%		$318,709

Portfolio Summary (unaudited)

Sector	Percent

Financial	78.03%
Consumer, Non-cyclical	5.35%
Asset Backed Securities	4.56%
Communications	3.02%
Revenue	1.96%
Industrial	1.71%
Basic Materials	1.63%
Government	1.59%
Insured	0.73%
Consumer, Cyclical	0.38%
Tax Allocation	0.22%
Other Assets in Excess of Liabilities, Net	0.82%

TOTAL NET ASSETS	100.00%

(a)	Variable Rate

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,247 or 2.59% of net assets.
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (25.62%)
Finance — Mortgage Loan/Banker (4.54%)
Federal Farm Credit Bank
3.70%, 5/15/2013	$2,500	$2,451
Federal Home Loan Banks
6.50%, 8/14/2009	2,045	2,125
7.38%, 2/12/2010	2,455	2,620
4.50%, 9/16/2013 (a)	1,640	1,662

		8,858

Mortgage Backed Securities (20.23%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	2,866	2,831
5.50%, 5/25/2034	874	841
Chase Mortgage Finance Corp
6.00%, 5/25/2035	1,940	1,768
Countrywide Alternative Loan Trust
4.00%, 8/25/2033	307	298
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018	1,657	1,601
5.25%, 5/25/2034	3,275	3,098
5.75%, 12/25/2035	3,006	2,848
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	1,431	1,338
Fannie Mae
8.70%, 12/25/2019	15	17
8.00%, 4/25/2022	182	187
5.00%, 2/25/2027	732	44
5.50%, 2/25/2032	2,155	2,172
7.00%, 4/25/2032	1,030	1,085
Fannie Mae Grantor Trust
7.30%, 5/25/2010	2,455	2,592
Freddie Mac
6.50%, 5/15/2030	371	372
5.50%, 10/15/2031	1,640	1,661
4.50%, 5/15/2032	716	711
5.50%, 1/15/2033	1,132	1,138
5.50%, 4/15/2033 (b)	1,640	1,644
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	669	692
GSR Mortgage Loan Trust 5.00%, 5/25/2033	597	595
6.00%, 2/25/2035	1,547	1,528
MASTR Alternative Loans Trust
5.39%, 1/25/2020 (b)	1,354	1,276
Prime Mortgage Trust
4.75%, 11/25/2019	1,683	1,614
4.75%, 10/25/2020 (b)	1,740	1,649
Residential Funding Mortgage Securities
5.50%, 12/25/2033	2,450	2,221
Structured Asset Securities Corp
5.00%, 5/25/2035	1,618	1,454
Wells Fargo Mortgage Backed Securities
6.00%, 4/25/2037	2,457	2,171

		39,446

Regional Agencies (0.85%)
US Department of Housing and Urban Development
6.16%, 8/ 1/2011	1,650	1,655

TOTAL BONDS		$49,959

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (67.41%)
Federal Home Loan Mortgage Corporation (FHLMC) (32.71%)
5.50%, 12/ 1/2008	5	5
7.00%, 11/ 1/2012	11	11
6.00%, 1/ 1/2013	74	77
7.00%, 1/ 1/2013	23	24
6.50%, 11/ 1/2016	123	128
6.00%, 4/ 1/2017	340	349
6.00%, 4/ 1/2017	282	289
6.00%, 5/ 1/2017	330	338
4.50%, 4/ 1/2018	694	678
5.00%, 4/ 1/2018	901	899
4.00%, 8/ 1/2018	1,766	1,678
5.50%, 11/ 1/2018	860	872
4.50%, 1/ 1/2019	1,808	1,768
5.50%, 7/ 1/2019	1,017	1,030
6.50%, 12/ 1/2021	262	272
6.50%, 4/ 1/2022	315	328
6.50%, 5/ 1/2022	205	213
6.50%, 5/ 1/2023	43	45
5.50%, 6/ 1/2024	1,301	1,298
6.50%, 1/ 1/2028	21	22
7.00%, 1/ 1/2028	246	261
6.50%, 3/ 1/2029	39	41
6.50%, 4/ 1/2029	413	435
8.50%, 7/ 1/2029	50	56
8.00%, 12/ 1/2030	23	25
7.50%, 2/ 1/2031	47	51
6.00%, 5/ 1/2031	157	160
7.00%, 6/ 1/2031	30	32
6.50%, 10/ 1/2031	101	105
7.00%, 10/ 1/2031	46	49
6.50%, 1/ 1/2032	293	305
7.00%, 4/ 1/2032	460	486
6.00%, 9/ 1/2032	239	243
5.50%, 11/ 1/2032	966	958
5.00%, 2/ 1/2033	1,273	1,228
5.50%, 4/ 1/2033	1,838	1,823
5.00%, 6/ 1/2033	1,296	1,251
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 8/ 1/2033	$566	$528
4.50%, 8/ 1/2033	665	620
5.00%, 8/ 1/2033	1,978	1,908
5.00%, 8/ 1/2033	2,039	1,968
5.50%, 8/ 1/2033	1,518	1,508
6.00%, 11/ 1/2033	697	711
6.00%, 11/ 1/2033	658	671
5.50%, 12/ 1/2033	1,873	1,855
6.00%, 12/ 1/2033	817	831
5.50%, 1/ 1/2034	2,044	2,021
5.50%, 1/ 1/2034	1,427	1,411
5.00%, 5/ 1/2034	2,538	2,445
6.00%, 5/ 1/2034	1,074	1,089
6.00%, 5/ 1/2034	2,136	2,159
5.50%, 11/ 1/2034	1,760	1,741
5.00%, 5/ 1/2035	1,200	1,154
4.50%, 6/ 1/2035	2,999	2,785
5.00%, 7/ 1/2035	5,427	5,218
5.50%, 9/ 1/2035	2,402	2,373
5.00%, 10/ 1/2035	2,382	2,291
5.00%, 6/ 1/2036	2,777	2,670
7.00%, 7/ 1/2036	2,153	2,259
6.00%, 6/ 1/2038	3,000	3,034
5.72%, 1/ 1/2037 (b)	1,023	1,030
6.02%, 3/ 1/2037 (b)	1,646	1,679

		63,792

Federal National Mortgage Association (FNMA) (24.52%)
6.00%, 12/ 1/2016	347	357
5.50%, 1/ 1/2017	494	505
6.00%, 8/ 1/2017	447	460
5.50%, 12/ 1/2017	419	426
5.00%, 4/ 1/2018	774	773
5.50%, 5/ 1/2018	997	1,012
5.00%, 6/ 1/2018	1,474	1,473
5.00%, 10/ 1/2018	1,317	1,315
4.50%, 12/ 1/2018	1,385	1,355
5.00%, 2/ 1/2019	386	386
5.00%, 2/ 1/2019	486	485
8.00%, 5/ 1/2022	5	5
6.00%, 10/ 1/2022	451	460
8.50%, 2/ 1/2023	3	3
6.50%, 9/ 1/2024	134	138
8.00%, 5/ 1/2027	100	108
8.00%, 9/ 1/2027	22	23
8.50%, 10/ 1/2027	71	77
7.00%, 8/ 1/2028	96	103
6.50%, 11/ 1/2028	12	12
7.00%, 12/ 1/2028	67	71
6.50%, 2/ 1/2029	18	19
6.50%, 3/ 1/2029	62	65
6.50%, 4/ 1/2029	110	115
7.00%, 4/ 1/2029	29	30
6.50%, 7/ 1/2029	713	741
7.50%, 11/ 1/2029	51	55
9.00%, 9/ 1/2030	27	30
6.50%, 6/ 1/2031	52	54
6.50%, 6/ 1/2031	27	29
6.00%, 8/ 1/2031	379	385
7.00%, 11/ 1/2031	237	250
6.50%, 1/ 1/2032	62	65
6.50%, 3/ 1/2032	277	288
6.50%, 3/ 1/2032	95	99
6.50%, 4/ 1/2032	407	422
6.50%, 8/ 1/2032	150	156
6.50%, 11/ 1/2032	140	145
6.50%, 11/ 1/2032	181	188
6.50%, 12/ 1/2032	327	340
5.50%, 2/ 1/2033	1,115	1,109
6.50%, 2/ 1/2033	126	130
5.50%, 5/ 1/2033	132	132
5.50%, 5/ 1/2033	705	700
5.50%, 6/ 1/2033	1,458	1,447
5.50%, 2/ 1/2034	2,940	2,902
6.00%, 2/ 1/2034	134	135
5.50%, 4/ 1/2034	316	312
5.00%, 6/ 1/2034	1,938	1,868
5.50%, 7/ 1/2034	777	765
6.50%, 7/ 1/2034	323	335
6.50%, 7/ 1/2034	813	845
5.50%, 8/ 1/2034	848	837
5.50%, 9/ 1/2034	2,441	2,409
6.00%, 9/ 1/2034	1,465	1,483
5.00%, 6/ 1/2035	2,185	2,102
5.50%, 10/ 1/2035	3,341	3,303
6.00%, 10/ 1/2035	1,899	1,920
5.50%, 11/ 1/2035	2,450	2,422
6.50%, 2/ 1/2036	1,619	1,669
6.50%, 5/ 1/2036	1,866	1,924
5.99%, 10/ 1/2036 (b)	1,794	1,819
6.00%, 4/ 1/2037	2,190	2,212
6.00%, 5/ 1/2038	1,998	2,018

		47,821

Government National Mortgage Association (GNMA) (6.00%)
7.50%, 1/ 15/2023	3	3
7.50%, 1/ 15/2023	3	3
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.50%, 1/15/2023	$7	$8
7.50%, 2/15/2023	2	2
7.50%, 2/15/2023	5	5
7.50%, 2/15/2023	9	10
7.50%, 3/15/2023	5	6
7.50%, 3/15/2023	13	14
7.50%, 4/15/2023	36	38
7.50%, 6/15/2023	7	7
7.50%, 6/15/2023	18	20
7.50%, 6/15/2023	1	1
7.50%, 6/15/2023	20	21
7.50%, 7/15/2023	2	2
7.50%, 8/15/2023	—	—
7.50%, 9/15/2023	11	12
7.50%, 9/15/2023	6	6
7.50%, 10/15/2023	34	36
7.50%, 10/15/2023	19	21
7.50%, 11/15/2023	14	15
8.00%, 7/15/2026	3	3
8.00%, 8/15/2026	8	9
8.00%, 1/15/2027	4	4
8.00%, 2/15/2027	1	1
8.00%, 6/15/2027	1	1
7.00%, 1/15/2028	8	8
7.00%, 1/15/2028	8	8
7.00%, 1/15/2028	34	36
7.00%, 1/15/2028	9	10
7.00%, 1/15/2028	4	5
7.00%, 1/15/2029	44	47
7.00%, 3/15/2029	24	26
7.75%, 12/15/2029	17	18
6.50%, 7/15/2032	262	272
6.00%, 8/15/2034	1,721	1,752
6.00%, 2/20/2029	65	66
6.50%, 3/20/2031	86	89
6.50%, 4/20/2031	85	88
7.00%, 6/20/2031	43	46
6.00%, 5/20/2032 (b)	309	315
5.50%, 7/20/2033	1,356	1,350
6.00%, 7/20/2033	931	949
5.50%, 2/20/2034	1,158	1,152
5.50%, 3/20/2034	1,462	1,456
6.50%, 4/20/2034	200	206
6.00%, 6/20/2038	3,500	3,553

		11,700

U.S. Treasury (4.18%)
4.50%, 2/28/2011 (a)	1,640	1,710
4.00%, 2/15/2014 (a)	1,640	1,692
4.75%, 5/15/2014 (a)	2,865	3,071
4.88%, 8/15/2016 (a)	820	879
4.50%, 2/15/2036 (a)	820	814

		8,166

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$131,479

REPURCHASE AGREEMENTS (10.66%)

Money Center Banks (10.66%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $7,221,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (c)	$7,149	$7,149

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $7,030,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	6,826	6,825

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $7,030,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	6,826	6,825

		20,799

TOTAL REPURCHASE AGREEMENTS		$20,799

Total Investments		$202,237
Liabilities in Excess of Other Assets, Net — (3.69)%		(7,206)

TOTAL NET ASSETS — 100.00%		$195,031

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Variable Rate

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$1,223
Unrealized Depreciation	(3,730)

Net Unrealized Appreciation (Depreciation)	(2,507)
Cost for federal income tax purposes	204,744
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent

Mortgage Securities	83.45%
Financial	10.66%
Government	9.58%
Liabilities in Excess of Other Assets, Net	(3.69%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Real Estate Securities Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (97.61%)
Hotels & Motels (0.80%)
Marriott International Inc/DE	25,770	$676
Starwood Hotels & Resorts Worldwide Inc	19,515	782

		1,458

REITS — Apartments (14.28%)
American Campus Communities Inc (a)	23,591	657
AvalonBay Communities Inc	76,973	6,863
Equity Residential	143,275	5,483
Essex Property Trust Inc	56,835	6,053
Home Properties Inc (a)	61,280	2,945
Mid-America Apartment Communities Inc	70,585	3,603
Post Properties Inc	14,810	440

		26,044

REITS — Diversified (8.60%)
Digital Realty Trust Inc	80,660	3,300
Entertainment Properties Trust	90,639	4,481
Vornado Realty Trust	89,699	7,893

		15,674

REITS — Healthcare (10.27%)
HCP Inc	24,790	788
Health Care REIT Inc (a)	97,252	4,328
LTC Properties Inc	49,850	1,274
Nationwide Health Properties Inc (a)	183,410	5,776
Ventas Inc	154,230	6,566

		18,732

REITS — Hotels (2.95%)
Host Hotels & Resorts Inc	311,981	4,259
Sunstone Hotel Investors Inc	67,490	1,120

		5,379

REITS — Manufactured Homes (0.95%)
Equity Lifestyle Properties Inc	39,540	1,740

REITS — Office Property (13.09%)
Alexandria Real Estate Equities Inc	47,278	4,602
Boston Properties Inc	144,835	13,067
Douglas Emmett Inc	115,369	2,535
SL Green Realty Corp	44,260	3,661

		23,865

REITS — Regional Malls (16.37%)
General Growth Properties Inc	162,048	5,677
Simon Property Group Inc	211,745	19,034
Taubman Centers Inc	105,643	5,139

		29,850

REITS — Shopping Centers (12.34%)
Acadia Realty Trust	124,631	2,885
Federal Realty Investment Trust	91,578	6,319
Kimco Realty Corp	219,140	7,565
Saul Centers Inc	33,775	1,587
Tanger Factory Outlet Centers (a)	115,225	4,140

		22,496

REITS — Single Tenant (2.03%)
National Retail Properties Inc (a)	177,418	3,708

REITS — Storage (5.97%)
Public Storage	134,820	10,892

REITS — Warehouse & Industrial (9.96%)
AMB Property Corp	107,449	5,413
Prologis	234,734	12,758

		18,171

TOTAL COMMON STOCKS		$178,009

	Principal
	Amount	Value
	(000’s)	(000’s)
SHORT TERM INVESTMENTS (1.87%)
Commercial Paper (1.87%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$1,700	$1,700

Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	1,701	1,701

		3,401

TOTAL SHORT TERM INVESTMENTS		$3,401

REPURCHASE AGREEMENTS (7.77%)
Money Center Banks (7.77%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $14,320,000; 0.00% -7.25%; dated 07/08/08 -09/26/36) (b)	$14,179	$14,178

TOTAL REPURCHASE AGREEMENTS		$14,178

Total Investments		$195,588
Liabilities in Excess of Other Assets, Net — (7.25)%		(13,226)

TOTAL NET ASSETS — 100.00%		$182,362

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
Real Estate Securities Account
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$9,102
Unrealized Depreciation	(26,342)

Net Unrealized Appreciation (Depreciation)	(17,240)
Cost for federal income tax purposes	212,828
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
REIT	Percent

REITS — Regional Malls	16.37%
REITS — Apartments	14.28%
REITS — Office Property	13.09%
REITS — Shopping Centers	12.34%
REITS — Healthcare	10.27%
REITS — Warehouse & Industrial	9.96%
REITS — Diversified	8.60%
Money Center Banks	7.78%
REITS — Storage	5.97%
REITS — Hotels	2.95%
REITS — Single Tenant	2.03%
REITS — Manufactured Homes	0.95%
Finance — Other Services	0.93%
Special Purpose Entity	0.93%
Hotels & Motels	0.80%
Liabilities in Excess of Other Assets, Net	(7.25%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (98.65%)
Principal Funds, Inc. Institutional Class (20.55%)
Disciplined LargeCap Blend Fund (a)	3,447,400	$45,885
High Yield Fund (a)	3,028,255	24,014
LargeCap Growth Fund II (a)(b)	4,250,530	34,769
Preferred Securities Fund (a)	1,909,133	17,087

		121,755

Principal Variable Contracts Fund, Inc.
Class 1 (78.10%)
Diversified International Account (a)	2,603,110	40,765
Equity Income Account (a)	4,830,180	72,694
Income Account (a)	6,483,678	63,151
International Emerging Markets Account (a)	656,777	11,572
LargeCap Growth Account (a)	4,602,329	73,039
MidCap Stock Account (a)	1,606,632	16,998
Money Market Account (a)	6,148,680	6,149
Mortgage Securities Account (a)	9,720,747	96,819
Real Estate Securities Account (a)	880,918	11,100
Short-Term Income Account (a)	12,166,448	30,051
SmallCap Growth Account II (a)(b)	878,164	9,019
SmallCap Value Account I (a)	445,406	5,585
West Coast Equity Account (a)	1,279,450	25,947

		462,889

TOTAL INVESTMENT COMPANIES		$584,644

Total Investments		$584,644
Other Assets in Excess of Liabilities, Net — 1.35%		8,027

TOTAL NET ASSETS — 100.00%		$592,671

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$41,219
Unrealized Depreciation	(29,368)

Net Unrealized Appreciation (Depreciation)	11,851
Cost for federal income tax purposes	572,793
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Fund Type	Percent

Domestic Equity Funds	49.78%
Fixed Income Funds	40.04%
International Equity Funds	8.83%
Other Assets in Excess of Liabilities, Net	1.35%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	3,667,094	$61,722	518,420	$7,270	738,114	$10,011	3,447,400	$56,423
Diversified International Account	2,251,259	35,382	807,747	14,148	455,896	8,823	2,603,110	40,159
Equity Income Account	4,660,700	59,881	1,076,592	18,419	907,112	15,772	4,830,180	62,360
High Yield Fund	3,332,229	25,387	412,416	3,340	716,390	5,720	3,028,255	22,853
Income Account	6,967,874	67,049	1,053,410	10,676	1,537,606	16,213	6,483,678	62,114
International Emerging Markets Account	495,745	10,541	258,563	5,289	97,531	2,348	656,777	13,528
LargeCap Growth Account	4,949,885	54,418	625,247	10,091	972,803	15,323	4,602,329	51,159
LargeCap Growth Fund II	4,644,177	41,798	505,807	4,183	899,454	7,285	4,250,530	37,820
MidCap Stock Account	1,325,977	13,374	553,874	6,848	273,219	3,872	1,606,632	16,963
Money Market Account	6,954,317	6,954	563,862	564	1,369,499	1,369	6,148,680	6,149
Mortgage Securities Account	10,680,103	107,605	1,324,793	13,617	2,284,149	24,347	9,720,747	97,184
Preferred Securities Fund	2,174,626	20,660	203,191	1,942	468,684	4,491	1,909,133	18,096
Real Estate Securities Account	684,197	13,009	335,450	4,935	138,729	2,663	880,918	15,078
Short-Term Income Account	13,408,194	33,237	1,591,741	4,012	2,833,487	7,218	12,166,448	30,142
SmallCap Growth Account II	904,715	5,015	137,119	1,402	163,670	1,610	878,164	5,205
SmallCap Value Account I	429,951	7,620	101,543	1,452	86,088	1,247	445,406	7,538
West Coast Equity Account	1,246,680	18,469	281,189	6,312	248,419	5,597	1,279,450	20,045

		$582,121		$114,500		$133,909		$562,816

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,558	$—
Diversified International Account	2,638	-548	6,201
Equity Income Account	3,152	-168	3,950
High Yield Fund	1,015	-154	—
Income Account	4,498	602	82
International Emerging Markets Account	1,893	46	1,563
LargeCap Growth Account	339	1,973	—
LargeCap Growth Fund II	—	-876	—
MidCap Stock Account	414	613	4,123
Money Market Account	96	—	—
Mortgage Securities Account	6,152	309	—
Preferred Securities Fund	553	-15	—
Real Estate Securities Account	309	-203	3,556
Short-Term Income Account	910	111	—
SmallCap Growth Account II	—	398	—
SmallCap Value Account I	219	-287	459
West Coast Equity Account	376	861	2,416

	$22,564	$104	$22,350

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (97.14%)
Principal Funds, Inc. Institutional Class (17.37%)
Disciplined LargeCap Blend Fund (a)	292,050	$3,887
High Yield Fund (a)	589,696	4,677
LargeCap Growth Fund II (a)(b)	384,936	3,149
Preferred Securities Fund (a)	306,062	2,739

		14,452

Principal Variable Contracts Fund, Inc.
Class 1 (79.77%)
Diversified International Account (a)	241,902	3,788
Equity Income Account (a)	430,470	6,479
Income Account (a)	1,451,656	14,139
International Emerging Markets Account (a)	63,468	1,118
LargeCap Growth Account (a)	399,563	6,341
MidCap Stock Account (a)	168,884	1,787
Money Market Account (a)	850,397	850
Mortgage Securities Account (a)	2,111,408	21,030
Real Estate Securities Account (a)	81,521	1,027
Short-Term Income Account (a)	2,454,445	6,063
SmallCap Growth Account II (a)(b)	81,542	837
SmallCap Value Account I (a)	29,924	375
West Coast Equity Account (a)	124,054	2,516

		66,350

TOTAL INVESTMENT COMPANIES		$80,802

Total Investments		$80,802
Other Assets in Excess of Liabilities, Net — 2.86%		2,379

TOTAL NET ASSETS — 100.00%		$83,181

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$3,675
Unrealized Depreciation	(5,325)

Net Unrealized Appreciation (Depreciation)	(1,650)
Cost for federal income tax purposes	82,452
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Fund Type	Percent

Fixed Income Funds	59.50%
Domestic Equity Funds	31.74%
International Equity Funds	5.90%
Other Assets in Excess of Liabilities, Net	2.86%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	264,654	$4,438	112,553	$1,559	85,157	$1,159	292,050	$4,548
Diversified International Account	175,377	2,734	123,597	2,250	57,072	1,105	241,902	3,835
Equity Income Account	349,485	4,826	193,615	3,355	112,630	1,961	430,470	6,156
High Yield Fund	556,878	4,346	200,382	1,617	167,564	1,338	589,696	4,559
Income Account	1,308,193	13,298	518,303	5,353	374,840	3,947	1,451,656	14,682
International Emerging Markets Account	40,976	901	35,299	761	12,807	307	63,468	1,326
LargeCap Growth Account	357,371	3,962	160,842	2,576	118,650	1,874	399,563	4,629
LargeCap Growth Fund II	350,050	3,164	151,052	1,243	116,166	944	384,936	3,352
MidCap Stock Account	118,755	1,469	87,687	1,137	37,558	532	168,884	2,002
Money Market Account	818,505	819	275,419	275	243,527	244	850,397	850
Mortgage Securities Account	1,925,309	19,855	735,735	7,706	549,636	5,854	2,111,408	21,699
Preferred Securities Fund	298,505	2,813	93,532	893	85,975	822	306,062	2,882
Real Estate Securities Account	55,543	1,105	44,585	701	18,607	357	81,521	1,399
Short-Term Income Account	2,338,237	5,831	748,379	1,891	632,171	1,608	2,454,445	6,102
SmallCap Growth Account II	69,393	388	34,364	344	22,215	219	81,542	508
SmallCap Value Account I	24,797	433	12,615	181	7,488	108	29,924	481
West Coast Equity Account	102,376	1,677	54,757	1,235	33,079	748	124,054	2,123

		$72,059		$33,077		$23,127		$81,133

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-290	$—
Diversified International Account	242	-44	570
Equity Income Account	276	-64	347
High Yield Fund	186	-66	—
Income Account	996	-22	18
International Emerging Markets Account	181	-29	150
LargeCap Growth Account	29	-35	—
LargeCap Growth Fund II	—	-111	—
MidCap Stock Account	43	-72	432
Money Market Account	13	—	—
Mortgage Securities Account	1,319	-8	—
Preferred Securities Fund	83	-2	—
Real Estate Securities Account	28	-50	324
Short-Term Income Account	181	-12	—
SmallCap Growth Account II	—	-5	—
SmallCap Value Account I	15	-25	30
West Coast Equity Account	36	-41	231

	$3,628	$-876	$2,102

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.71%)
Principal Funds, Inc. Institutional Class (20.34%)
Disciplined LargeCap Blend Fund (a)	2,069,223	$27,541
High Yield Fund (a)	879,290	6,973
LargeCap Growth Fund II (a)(b)	1,967,312	16,093
Preferred Securities Fund (a)	429,972	3,848

		54,455

Principal Variable Contracts Fund, Inc.
Class 1 (79.37%)
Diversified International Account (a)	1,723,468	26,989
Equity Income Account (a)	2,907,406	43,756
Income Account (a)	1,276,929	12,437
International Emerging Markets Account (a)	424,633	7,482
LargeCap Growth Account (a)	2,947,118	46,771
MidCap Stock Account (a)	1,213,754	12,842
Money Market Account (a)	2,672,764	2,673
Mortgage Securities Account (a)	1,949,436	19,416
Real Estate Securities Account (a)	611,787	7,709
Short-Term Income Account (a)	2,274,044	5,617
SmallCap Growth Account II (a)(b)	540,409	5,550
SmallCap Value Account I (a)	312,653	3,921
West Coast Equity Account (a)	854,999	17,339

		212,502

TOTAL INVESTMENT COMPANIES		$266,957

Total Investments		$266,957
Other Assets in Excess of Liabilities, Net — 0.29%		765

TOTAL NET ASSETS — 100.00%		$267,722

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$23,596
Unrealized Depreciation	(16,638)

Net Unrealized Appreciation (Depreciation)	6,958
Cost for federal income tax purposes	259,999
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Fund Type	Percent

Domestic Equity Funds	67.80%
Fixed Income Funds	19.04%
International Equity Funds	12.87%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,666,645	$44,867	85,387	$1,228	682,809	$9,304	2,069,223	$34,466
Diversified International Account	1,743,173	29,568	411,407	6,948	431,112	8,313	1,723,468	27,565
Equity Income Account	3,344,770	42,190	357,587	5,960	794,951	13,839	2,907,406	35,104
High Yield Fund	1,139,291	8,487	58,536	476	318,537	2,551	879,290	6,454
Income Account	1,639,096	15,615	120,999	1,200	483,166	5,094	1,276,929	11,923
International Emerging Markets Account	381,924	8,315	132,542	2,555	89,833	2,153	424,633	8,665
LargeCap Growth Account	3,796,190	45,460	89,952	1,462	939,024	14,856	2,947,118	34,023
LargeCap Growth Fund II	2,536,041	22,870	63,353	528	632,082	5,134	1,967,312	17,661
MidCap Stock Account	1,180,148	11,848	330,705	3,887	297,099	4,202	1,213,754	12,554
Money Market Account	3,206,622	3,207	270,823	271	804,681	805	2,672,764	2,673
Mortgage Securities Account	2,584,324	25,823	162,604	1,645	797,492	8,494	1,949,436	19,118
Preferred Securities Fund	602,406	5,699	22,581	217	195,015	1,880	429,972	4,045
Real Estate Securities Account	563,725	11,123	209,443	2,970	161,381	3,082	611,787	10,467
Short-Term Income Account	2,781,143	6,931	177,388	445	684,487	1,742	2,274,044	5,661
SmallCap Growth Account II	668,450	3,758	16,040	165	144,081	1,431	540,409	2,940
SmallCap Value Account I	365,914	6,447	42,885	598	96,146	1,392	312,653	5,334
West Coast Equity Account	989,326	14,096	111,932	2,461	246,259	5,556	854,999	12,314

		$306,304		$33,016		$89,828		$250,967

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,325	$—
Diversified International Account	1,780	-638	4,184
Equity Income Account	1,928	793	2,418
High Yield Fund	323	42	—
Income Account	900	202	16
International Emerging Markets Account	1,248	-52	1,031
LargeCap Growth Account	221	1,957	—
LargeCap Growth Fund II	—	-603	—
MidCap Stock Account	319	1,021	3,176
Money Market Account	45	—	—
Mortgage Securities Account	1,253	144	—
Preferred Securities Fund	135	9	—
Real Estate Securities Account	219	-544	2,523
Short-Term Income Account	173	27	—
SmallCap Growth Account II	—	448	—
SmallCap Value Account I	157	-319	328
West Coast Equity Account	256	1,313	1,646

	$8,957	$1,475	$15,322

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.24%)
Principal Funds, Inc. Institutional Class (17.59%)
Disciplined LargeCap Blend Fund (a)	456,811	$6,080
High Yield Fund (a)	965,399	7,656
LargeCap Growth Fund II (a)(b)	457,467	3,742
Preferred Securities Fund (a)	541,972	4,851

		22,329

Principal Variable Contracts Fund, Inc.
Class 1 (81.65%)
Diversified International Account (a)	238,560	3,736
Equity Income Account (a)	396,472	5,967
Income Account (a)	2,875,336	28,006
International Emerging Markets Account (a)	56,309	992
LargeCap Growth Account (a)	383,833	6,091
MidCap Stock Account (a)	229,094	2,424
Money Market Account (a)	1,320,050	1,320
Mortgage Securities Account (a)	3,591,252	35,769
Real Estate Securities Account (a)	75,066	946
Short-Term Income Account (a)	6,234,549	15,399
SmallCap Growth Account II (a)(b)	88,815	912
SmallCap Value Account I (a)	47,764	599
West Coast Equity Account (a)	73,142	1,483

		103,644

TOTAL INVESTMENT COMPANIES		$125,973

Total Investments		$125,973
Other Assets in Excess of Liabilities, Net - 0.76%		967

TOTAL NET ASSETS - 100.00%		$126,940

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$5,203
Unrealized Depreciation	(5,044)

Net Unrealized Appreciation (Depreciation)	159
Cost for federal income tax purposes	125,814

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.26%
Domestic Equity Funds	22.25%
International Equity Funds	3.73%
Other Assets in Excess of Liabilities, Net	0.76%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	543,510	$9,159	152,734	$2,107	239,433	$3,249	456,811	$7,188
Diversified International Account	231,452	5,029	107,483	1,928	100,375	1,948	238,560	4,750
Equity Income Account	432,558	4,959	143,041	2,477	179,127	3,112	396,472	4,683
High Yield Fund	1,200,481	8,619	257,439	2,082	492,521	3,929	965,399	6,829
Income Account	3,506,911	34,691	751,614	7,754	1,383,189	14,588	2,875,336	28,157
International Emerging Markets Account	49,925	1,337	27,101	573	20,717	499	56,309	1,355
LargeCap Growth Account	469,799	4,619	121,434	1,922	207,400	3,267	383,833	3,601
LargeCap Growth Fund II	562,465	5,072	139,128	1,132	244,126	1,979	457,467	3,990
MidCap Stock Account	215,190	2,276	107,134	1,373	93,230	1,318	229,094	2,427
Money Market Account	1,702,973	1,703	308,499	308	691,422	691	1,320,050	1,320
Mortgage Securities Account	4,475,400	45,751	865,178	9,047	1,749,326	18,659	3,591,252	36,245
Preferred Securities Fund	682,591	6,582	114,917	1,107	255,536	2,439	541,972	5,212
Real Estate Securities Account	65,863	1,277	36,548	563	27,345	525	75,066	1,279
Short-Term Income Account	8,010,222	19,983	1,355,985	3,433	3,131,658	7,977	6,234,549	15,376
SmallCap Growth Account II	100,211	469	28,996	291	40,392	399	88,815	440
SmallCap Value Account I	51,340	910	18,305	262	21,881	317	47,764	782
West Coast Equity Account	80,449	988	24,105	542	31,412	707	73,142	954

		$153,424		$36,901		$65,603		$124,588

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-829	$—
Diversified International Account	244	-259	574
Equity Income Account	261	359	327
High Yield Fund	366	57	—
Income Account	2,016	300	37
International Emerging Markets Account	164	-56	136
LargeCap Growth Account	28	327	—
LargeCap Growth Fund II	—	-235	—
MidCap Stock Account	60	96	598
Money Market Account	24	—	—
Mortgage Securities Account	2,292	106	—
Preferred Securities Fund	167	-38	—
Real Estate Securities Account	27	-36	307
Short-Term Income Account	471	-63	—
SmallCap Growth Account II	—	79	—
SmallCap Value Account I	24	-73	50
West Coast Equity Account	22	131	139

	$6,166	$-134	$2,168

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.65%)
Principal Funds, Inc. Institutional Class (25.64%)
Disciplined LargeCap Blend Fund (a)	1,402,154	$18,663
High Yield Fund (a)	625,602	4,961
LargeCap Growth Fund II (a)(b)	1,347,804	11,025

		34,649

Principal Variable Contracts Fund, Inc.
Class 1 (74.01%)
Diversified International Account (a)	986,588	15,450
Equity Income Account (a)	1,621,059	24,397
International Emerging Markets Account (a)	236,231	4,162
LargeCap Growth Account (a)	1,559,334	24,747
MidCap Stock Account (a)	749,096	7,925
Money Market Account (a)	1,403,510	1,404
Real Estate Securities Account (a)	310,849	3,917
Short-Term Income Account (a)	571,144	1,411
SmallCap Growth Account II (a)(b)	302,572	3,107
SmallCap Value Account I (a)	212,150	2,660
West Coast Equity Account (a)	534,968	10,849

		100,029

TOTAL INVESTMENT COMPANIES		$134,678

Total Investments		$134,678
Other Assets in Excess of Liabilities, Net - 0.35%		474

TOTAL NET ASSETS - 100.00%		$135,152

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$10,990
Unrealized Depreciation	(10,662)

Net Unrealized Appreciation (Depreciation)	328
Cost for federal income tax purposes	134,350

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	79.39%
International Equity Funds	14.51%
Fixed Income Funds	5.75%
Other Assets in Excess of Liabilities, Net	0.35%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,134,095	$35,939	140,951	$2,002	872,892	$11,809	1,402,154	$23,074
Diversified International Account	1,184,948	21,221	283,557	4,931	481,917	9,335	986,588	16,095
Equity Income Account	2,255,487	33,488	278,936	4,737	913,364	15,873	1,621,059	21,399
High Yield Fund	996,749	7,870	64,803	527	435,950	3,478	625,602	4,769
International Emerging Markets Account	257,558	5,601	83,079	1,659	104,406	2,524	236,231	4,815
LargeCap Growth Account	2,381,675	29,326	135,943	2,198	958,284	15,037	1,559,334	18,186
LargeCap Growth Fund II	2,073,555	18,697	108,178	900	833,929	6,730	1,347,804	12,046
MidCap Stock Account	879,768	9,577	227,765	2,745	358,437	5,091	749,096	7,775
Money Market Account	2,210,994	2,211	98,953	99	906,437	906	1,403,510	1,404
Real Estate Securities Account	337,437	6,928	111,364	1,599	137,952	2,657	310,849	5,353
Short-Term Income Account	912,343	2,274	32,150	80	373,349	951	571,144	1,422
SmallCap Growth Account II	448,418	2,859	31,594	323	177,440	1,743	302,572	1,762
SmallCap Value Account I	295,804	5,235	36,796	520	120,450	1,743	212,150	3,601
West Coast Equity Account	741,981	11,655	94,059	2,096	301,072	6,774	534,968	7,788

		$192,881		$24,416		$84,651		$129,489

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-3,058	$—
Diversified International Account	1,002	-722	2,355
Equity Income Account	1,061	-953	1,329
High Yield Fund	260	-150	—
International Emerging Markets Account	683	79	564
LargeCap Growth Account	115	1,699	—
LargeCap Growth Fund II	—	-821	—
MidCap Stock Account	193	544	1,927
Money Market Account	28	—	—
Real Estate Securities Account	110	-517	1,266
Short-Term Income Account	43	19	—
SmallCap Growth Account II	—	323	—
SmallCap Value Account I	105	-411	219
West Coast Equity Account	157	811	1,013

	$3,757	$-3,157	$8,673

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (77.34%)
Agricultural Operations (1.45%)
Cargill Inc
5.20%, 1/22/2013 (a)	$1,000	$990

Asset Backed Securities (0.22%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011	135	134
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025	16	13

		147

Automobile Sequential (0.52%)
WFS Financial Owner Trust
3.93%, 2/17/2012	354	354

Commercial Services — Finance (1.17%)
Western Union Co/The
5.40%, 11/17/2011	800	796

Computers (0.58%)
Hewlett-Packard Co
4.50%, 3/ 1/2013	400	396

Consumer Products — Miscellaneous (0.86%)
Clorox Co
5.00%, 3/ 1/2013	600	590

Diversified Financial Services (1.18%)
General Electric Capital Corp
5.72%, 8/22/2011	800	804

Diversified Manufacturing Operations (0.58%)
Honeywell International Inc
4.25%, 3/ 1/2013	400	394

Electric — Integrated (2.93%)
Alabama Power Co
4.85%, 12/15/2012	325	327
Pacific Gas & Electric Co
3.60%, 3/ 1/2009	275	275
Texas-New Mexico Power Co
6.25%, 1/15/2009	600	599
Virginia Electric and Power Co
5.10%, 11/30/2012	800	800

		2,001

Federal & Federally Sponsored Credit (4.75%)
Federal Farm Credit Bank
3.45%, 1/11/2010	1,620	1,633
2.88%, 8/ 4/2010	1,620	1,607

		3,240

Fiduciary Banks (0.69%)
Bank of New York Mellon Corp/The
4.95%, 11/ 1/2012	475	474

Finance (0.14%)
Green Tree Financial Corp
7.70%, 9/15/2026	65	46
Mid-State Trust
8.33%, 4/ 1/2030	53	53

		99

Finance — Commercial (0.47%)
Caterpillar Financial Services Corp
4.85%, 12/ 7/2012	325	324

Finance — Consumer Loans (1.51%)
John Deere Capital Corp
4.95%, 12/17/2012	1,025	1,030

Finance — Investment Banker & Broker (0.58%)
Citigroup Inc
5.50%, 8/27/2012	400	394

Finance — Mortgage Loan/Banker (14.92%)
Fannie Mae
4.25%, 5/15/2009	1,015	1,027
4.88%, 5/18/2012	810	837
4.75%, 11/19/2012	1,015	1,044
Federal Home Loan Banks
5.25%, 8/ 5/2009	2,025	2,076
4.63%, 10/10/2012	1,015	1,040
Freddie Mac
5.00%, 1/16/2009	810	820
4.75%, 11/ 3/2009 (b)	1,620	1,658
4.13%, 7/12/2010	810	824
5.25%, 7/18/2011	810	848

		10,174

Food — Miscellaneous/Diversified (1.19%)
Kellogg Co
5.13%, 12/ 3/2012	800	810

Gas — Distribution (0.40%)
Sempra Energy
4.75%, 5/15/2009	275	276

Industrial Gases (0.29%)
Air Products & Chemicals Inc
4.15%, 2/ 1/2013	200	196

Medical — Biomedical/Gene (1.80%)
Amgen Inc
4.00%, 11/18/2009	1,225	1,226

Medical — HMO (0.57%)
UnitedHealth Group Inc
4.88%, 2/15/2013	400	387
See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — Wholesale Drug Distribution (1.17%)
Cardinal Health Inc
6.25%, 7/15/2008	$800	$801

Mortgage Backed Securities (18.36%)
Banc of America Funding Corp
5.75%, 3/25/2036	806	776
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	811	801
Bear Stearns Commercial Mortgage Securities
5.82%, 5/14/2016 (a)	1,000	1,020
Chase Mortgage Finance Corp
5.50%, 5/25/2035	494	491
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 10/25/2035	1,028	1,029
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	291	267
Fannie Mae
5.00%, 11/25/2035	432	435
Freddie Mac
5.50%, 4/15/2027	1,126	1,148
4.25%, 6/15/2027	56	56
5.50%, 10/15/2027	898	917
6.00%, 9/15/2029	1,056	1,087
4.50%, 5/15/2030	810	807
Ginnie Mae
4.50%, 8/20/2032	305	299
GSR Mortgage Loan Trust
6.00%, 2/25/2035	378	373
6.00%, 6/25/2036	626	622
Lehman Mortgage Trust
5.75%, 4/25/2036	1,018	990
Residential Asset Securitization Trust
6.00%, 5/25/2036	660	605
Residential Funding Mortgage Securities
5.50%, 9/25/2036	811	798

		12,521

Multimedia (0.70%)
Walt Disney Co/The
4.70%, 12/ 1/2012	475	478

Networking Products (0.91%)
Cisco Systems Inc
5.25%, 2/22/2011	600	618

Oil Company — Exploration & Production (1.58%)
Apache Corp
6.25%, 4/15/2012	1,025	1,077

Property & Casualty Insurance (0.91%)
Fidelity National Financial Inc
7.30%, 8/15/2011	600	618

Quarrying (0.69%)
Vulcan Materials Co
5.60%, 11/30/2012	475	472

Real Estate Operator & Developer (1.72%)
Duke Realty LP
6.25%, 5/15/2013	500	490
ERP Operating LP
5.50%, 10/ 1/2012	700	683

		1,173

Regional Banks (1.46%)
Wells Fargo & Co
4.38%, 1/31/2013	1,025	992

Reinsurance (1.17%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008	800	801

REITS — Healthcare (1.19%)
Nationwide Health Properties Inc
6.50%, 7/15/2011	800	810

REITS — Single Tenant (1.16%)
CPG Partners LP
3.50%, 3/15/2009	800	790

Retail — Drug Store (0.58%)
CVS/Caremark Corp
4.00%, 9/15/2009	400	398

Savings & Loans — Thrifts (0.23%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	200	160

Steel — Producers (1.66%)
Nucor Corp
5.00%, 12/ 1/2012	1,125	1,131

Telephone — Integrated (2.59%)
AT&T Inc
4.95%, 1/15/2013	475	473
Koninklijke KPN NV
8.00%, 10/ 1/2010	1,225	1,296

		1,769

Television (0.55%)
Univision Communications Inc
7.85%, 7/15/2011	400	374

Textile — Home Furnishings (0.72%)
Mohawk Industries Inc
7.20%, 4/15/2012	475	490
See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Rail (1.50%)
Canadian National Railway Co
4.25%, 8/ 1/2009	$1,025	$1,023

Transport — Services (0.59%)
United Parcel Service Inc
4.50%, 1/15/2013	400	401

Water (1.10%)
Veolia Environnement
5.25%, 6/ 3/2013	750	749

TOTAL BONDS		$52,748

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (14.98%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.19%)
9.50%, 8/ 1/2016	5	6
6.00%, 5/ 1/2017	117	120
6.51%, 11/ 1/2021 (c)	7	7

		133

Federal National Mortgage Association (FNMA) (0.30%)
6.50%, 1/ 1/2014	32	33
6.50%, 1/ 1/2014	34	35
8.50%, 11/ 1/2017	10	11
6.61%, 1/ 1/2019 (c)	3	3
5.61%, 4/ 1/2019 (c)	3	3
7.05%, 11/ 1/2022 (c)	1	1
8.00%, 5/ 1/2027	70	76
6.36%, 11/ 1/2032 (c)	35	35
5.28%, 11/ 1/2035 (c)	9	9

		206

Government National Mortgage Association (GNMA) (0.19%)
8.00%, 6/15/2009	2	2
8.00%, 8/15/2012	3	3
11.00%, 12/15/2015	4	5
11.00%, 12/15/2015	2	2
10.00%, 2/15/2018	7	8
10.00%, 9/15/2018	5	5
10.00%, 9/15/2018	5	6
10.00%, 2/15/2019	37	42
10.00%, 6/15/2019	1	1
10.00%, 5/15/2020	16	18
10.00%, 6/15/2020	11	12
9.00%, 12/15/2020	9	10
10.00%, 12/15/2020	2	2
10.00%, 2/15/2025	7	7
10.00%, 4/15/2025	2	2
9.00%, 4/20/2025	1	1

		126

U.S. Treasury (14.30%)
3.25%, 8/15/2008 (b)(d)	225	225
4.88%, 5/31/2009	810	828
3.63%, 10/31/2009 (b)	4,865	4,947
3.13%, 11/30/2009 (b)	1,620	1,637
4.75%, 5/31/2012 (b)	2,000	2,115

		9,752

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$10,217

REPURCHASE AGREEMENTS (21.48%)
Money Center Banks (21.48%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $10,843,000; 0.00% —7.25%; dated 07/08/08 — 09/26/36) (e)	$10,736	$10,735
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $2,016,000; 2.19% — 7.125%; dated 01/21/09 — 01/15/30)	1,958	1,958
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $2,016,000; 3.75% — 5.375%; dated 08/13/10 — 06/28/13)	1,958	1,957

		14,650

TOTAL REPURCHASE AGREEMENTS		$14,650

Total Investments		$77,615

Liabilities in Excess of Other Assets, Net — (13.80)%		(9,412)

TOTAL NET ASSETS — 100.00%		$68,203

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,010 or 2.95% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Variable Rate

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $75 or 0.11% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$399
Unrealized Depreciation	(586)

Net Unrealized Appreciation (Depreciation)	(187)
Cost for federal income tax purposes	77,802
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 5 Year Note;
September 2008	35	$3,852	$3,870	$(18)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Government	33.96%
Financial	33.75%
Mortgage Securities	19.04%
Consumer, Non-cyclical	8.21%
Communications	4.75%
Utilities	4.44%
Industrial	2.67%
Basic Materials	2.64%
Energy	1.58%
Consumer, Cyclical	1.30%
Asset Backed Securities	0.88%
Technology	0.58%
Liabilities in Excess of Other Assets, Net	(13.80%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.67%
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.28%)
Aerospace & Defense Equipment (0.66%)
AAR Corp(a)(b)	21,065	$285
DRS Technologies Inc	3,983	314

		599

Alternative Waste Tech (0.92%)
Darling International Inc (b)	50,579	836

Apparel Manufacturers (0.21%)
True Religion Apparel Inc (b)	7,200	192

Applications Software (2.18%)
Callidus Software Inc (b)	15,022	75
EPIQ Systems Inc (b)	6,675	95
Nuance Communications Inc (a)(b)	69,242	1,085
Progress Software Corp (b)	16,659	426
Verint Systems Inc (b)	12,972	304

		1,985

Auto/Truck Parts & Equipment — Original (0.21%)
Amerigon Inc (a)(b)	14,350	102
Wonder Auto Technology Inc (b)	12,620	89

		191

Auto/Truck Parts & Equipment — Replacement (0.14%)
Exide Technologies (a)(b)	7,336	123

Batteries & Battery Systems (0.62%)
EnerSys (b)	16,500	565

Building & Construction — Miscellaneous (0.16%)
Layne Christensen Co (a)(b)	3,349	147

Cellular Telecommunications (0.12%)
Centennial Communications Corp (b)	15,321	107

Coal (0.43%)
Alpha Natural Resources Inc (a)(b)	3,713	387

Commercial Banks (1.74%)
PrivateBancorp Inc (a)	6,400	194
Prosperity Bancshares Inc	12,400	332
SVB Financial Group (a)(b)	13,140	632
Texas Capital Bancshares Inc (b)	21,750	348
Wilshire Bancorp Inc	9,000	77

		1,583

Commercial Services (1.16%)
Arbitron Inc (a)	4,300	204
Healthcare Services Group (a)	18,900	288
TeleTech Holdings Inc (a)(b)	28,500	569

		1,061

Computer Aided Design (0.99%)
Ansys Inc (b)	19,220	906

Computer Services (0.11%)
BluePhoenix Solutions Ltd (b)	759	3
iGate Corp (b)	11,649	95

		98

Computers — Integrated Systems (1.83%)
Brocade Communications Systems Inc (b)	57,460	474
Micros Systems Inc (b)	27,915	851
Stratasys Inc (a)(b)	18,700	345

		1,670

Computers — Memory Devices (0.18%)
Data Domain Inc (a)(b)	7,220	168

Computers — Peripheral Equipment (0.23%)
Compellent Technologies Inc (a)(b)	12,100	137
Icad Inc (b)	24,561	73

		210

Consulting Services (0.77%)
CRA International Inc (a)(b)	10,806	391
FTI Consulting Inc (b)	4,578	313

		704

Containers — Metal & Glass (0.34%)
Greif Inc	4,810	308

Cosmetics & Toiletries (1.01%)
Bare Escentuals Inc (a)(b)	18,615	349
Chattem Inc (a)(b)	8,800	572

		921

Data Processing & Management (0.46%)
FalconStor Software Inc (a)(b)	59,775	423

Decision Support Software (0.67%)
DemandTec Inc (a)(b)	6,811	51
Interactive Intelligence Inc (a)(b)	17,983	209
SPSS Inc (a)(b)	9,580	349

		609

Diagnostic Equipment (0.52%)
Gen-Probe Inc (b)	5,560	264
Hansen Medical Inc (a)(b)	12,600	211

		475

Diagnostic Kits (0.22%)
Medtox Scientific Inc (b)	4,455	62
Meridian Bioscience Inc (a)	4,982	134

		196

Disposable Medical Products (0.29%)
Volcano Corp (b)	21,994	268
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (0.82%)
Chindex International Inc (b)	4,947	$73
LKQ Corp (b)	37,162	671

		744

Diversified Manufacturing Operations (1.70%)
Actuant Corp	6,550	205
Ameron International Corp	1,190	143
Colfax Corp (b)	4,900	123
ESCO Technologies Inc (b)	13,538	635
Koppers Holdings Inc	8,410	352
Lydall Inc (b)	7,282	92

		1,550

E-Commerce — Products (0.10%)
1-800-FLOWERS.COM Inc (a)(b)	13,422	87

Educational Software (1.03%)
Blackboard Inc (a)(b)	20,215	773
SkillSoft PLC ADR (b)	18,704	169

		942

Electric Products — Miscellaneous (0.19%)
GrafTech International Ltd (b)	6,350	170

Electronic Components — Miscellaneous (0.41%)
Technitrol Inc	22,000	374

Electronic Components — Semiconductors (3.55%)
Actel Corp (b)	5,639	95
Advanced Analogic Technologies Inc (b)	60,115	248
AXT Inc (b)	20,788	87
Cavium Networks Inc (a)(b)	10,450	220
Diodes Inc (a)(b)	15,350	424
Emcore Corp (a)(b)	11,063	69
Microsemi Corp (a)(b)	62,563	1,576
Monolithic Power Systems Inc (a)(b)	13,103	283
Rubicon Technology Inc (b)	7,135	145
Skyworks Solutions Inc (a)(b)	8,680	86

		3,233

Electronic Design Automation (0.75%)
Ansoft Corp (b)	18,880	687

Electronic Measurement Instruments (1.49%)
Axsys Technologies Inc (b)	4,040	210
Flir Systems Inc (b)	16,893	685
Itron Inc (a)(b)	3,695	364
LeCroy Corp (b)	11,542	103

		1,362

Electronic Security Devices (0.18%)
Taser International Inc (a)(b)	32,700	163

Energy — Alternate Sources (0.84%)
Energy Conversion Devices Inc (a)(b)	7,031	518
Evergreen Solar Inc (a)(b)	7,354	71
FuelCell Energy Inc (a)(b)	14,264	101
Headwaters Inc (a)(b)	6,712	79

		769

Engineering — Research & Development Services (0.96%)
EMCOR Group Inc (b)	20,920	597
Stanley Inc (a)(b)	8,373	281

		878

Enterprise Software & Services (2.95%)
Advent Software Inc (a)(b)	8,464	306
Concur Technologies Inc (a)(b)	3,109	103
Lawson Software Inc (a)(b)	36,840	268
Omnicell Inc (a)(b)	44,672	589
Taleo Corp (a)(b)	4,757	93
Ultimate Software Group Inc (b)	37,300	1,329

		2,688

E-Services — Consulting (0.44%)
GSI Commerce Inc (a)(b)	29,491	402

Finance — Consumer Loans (0.11%)
Portfolio Recovery Associates Inc (a)(b)	2,556	96

Firearms & Ammunition (0.32%)
Smith & Wesson Holding Corp (a)(b)	55,130	287

Food — Miscellaneous/Diversified (0.84%)
Chiquita Brands International Inc (a)(b)	22,931	348
Diamond Foods Inc	14,420	332
Hain Celestial Group Inc (a)(b)	3,640	86

		766

Footwear & Related Apparel (0.49%)
Iconix Brand Group Inc (a)(b)	36,810	445

Hazardous Waste Disposal (0.18%)
American Ecology Corp	5,530	163

Health Care Cost Containment (0.08%)
Transcend Services Inc (b)	8,212	73

Housewares (0.04%)
Lifetime Brands Inc (a)	4,054	33

Human Resources (0.74%)
Emergency Medical Services Corp (a)(b)	5,450	123
Kenexa Corp (b)	4,241	80
SuccessFactors Inc (a)(b)	18,584	203
TrueBlue Inc (a)(b)	20,174	267

		673

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Identification Systems — Development (0.08%)
L-1 Identity Solutions Inc (a)(b)	5,621	$75

Independent Power Producer (0.10%)
Synthesis Energy Systems Inc (a)(b)	10,312	93

Industrial Automation & Robots (0.10%)
Cognex Corp	3,823	88

Industrial Gases (1.06%)
Airgas Inc	16,500	963

Instruments — Controls (0.17%)
Woodward Governor Co	4,350	155

Instruments — Scientific (0.12%)
FEI Co (a)(b)	4,940	113

Internet Application Software (0.12%)
Cybersource Corp (b)	6,778	113

Internet Content — Entertainment (0.11%)
Shanda Interactive Entertainment Ltd ADR (b)	3,626	98

Internet Content — Information & News (0.19%)
TheStreet.com Inc	26,082	170

Internet Incubators (0.27%)
Internet Capital Group Inc (b)	31,411	243

Internet Infrastructure Software (0.17%)
AsiaInfo Holdings Inc (b)	12,746	151

Internet Security (0.26%)
Blue Coat Systems Inc (b)	16,700	236

Internet Telephony (0.18%)
j2 Global Communications Inc (b)	7,260	167

Lasers — Systems & Components (0.89%)
II-VI Inc (a)(b)	23,291	813

Machinery — Construction & Mining (0.48%)
Bucyrus International Inc	6,050	442

Machinery — Electrical (0.20%)
Baldor Electric Co (a)	5,300	185

Machinery — General Industry (2.36%)
Chart Industries Inc (b)	6,710	326
DXP Enterprises Inc (b)	2,819	118
Gardner Denver Inc (b)	6,500	369
Middleby Corp (a)(b)	10,234	449

Wabtec Corp	18,280	889

		2,151

Machinery — Print Trade (0.09%)
Presstek Inc (a)(b)	16,239	81

Machinery Tools & Related Products (0.53%)
Kennametal Inc	14,700	479

Medical — Biomedical/Gene (4.96%)
Alexion Pharmaceuticals Inc (b)	9,232	669
AMAG Pharmaceuticals Inc (a)(b)	5,500	188
Applera Corp — Celera Group (b)	15,363	174
BioMimetic Therapeutics Inc (a)(b)	6,700	80
Illumina Inc (b)	9,404	819
Integra LifeSciences Holdings Corp (a)(b)	12,200	543
Martek Biosciences Corp (a)(b)	10,970	370
Myriad Genetics Inc (a)(b)	4,393	200
Regeneron Pharmaceuticals Inc (b)	10,200	147
RTI Biologics Inc (a)(b)	16,672	146
Sangamo Biosciences Inc (a)(b)	42,397	422
Seattle Genetics Inc/WA (a)(b)	34,961	296
Sequenom Inc (a)(b)	18,870	301
Third Wave Technologies Inc (a)(b)	15,102	168

		4,523

Medical —Drugs (0.90%)
Array Biopharma Inc (a)(b)	21,700	102
Auxilium Pharmaceuticals Inc (a)(b)	14,650	493
Rigel Pharmaceuticals Inc (a)(b)	9,900	224

		819

Medical — Generic Drugs (0.61%)
Perrigo Co	17,570	558

Medical — Outpatient & Home Medical Care (0.26%)
Res-Care Inc (b)	13,400	238

Medical Information Systems (0.86%)
Phase Forward Inc (a)(b)	43,435	781

Medical Instruments (2.33%)
Abaxis Inc (b)	14,300	345
Arthrocare Corp (a)(b)	3,834	156
Bruker BioSciences Corp (b)	8,181	105
Cepheid Inc(b)	3,895	110
Conceptus Inc (a)(b)	11,350	210
Genomic Health Inc (a)(b)	10,100	193
Micrus Endovascular Corp (a)(b)	15,550	218
NuVasive Inc (a)(b)	2,567	115
Symmetry Medical Inc (b)	6,788	110
Thoratec Corp (a)(b)	26,587	462
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Instruments (continued)
Trans1 Inc (b)	6,760	$102

		2,126

Medical Laboratory & Testing Service (1.08%)
Bio-Reference Labs Inc (a)(b)	16,343	365
Icon Plc ADR (b)	8,200	619

		984

Medical Laser Systems (0.09%)
Biolase Technology Inc (a)(b)	24,994	85

Medical Products (0.98%)
Cyberonics Inc (a)(b)	6,400	139
Haemonetics Corp (b)	4,790	266
Luminex Corp (a)(b)	15,161	312
Wright Medical Group Inc (b)	6,178	175

		892

Metal Processors & Fabrication (0.12%)
Kaydon Corp	2,194	113

Miscellaneous Manufacturers (0.05%)
American Railcar Industries Inc (a)	2,640	44

Multimedia (0.96%)
Factset Research Systems Inc	15,569	877

Networking Products (0.60%)
Atheros Communications Inc (b)	6,790	204
Ixia (b)	49,090	341

		545

Oil — Field Services (2.85%)
Cal Dive International Inc (a)(b)	19,840	284
Core Laboratories NV	4,818	686
Hornbeck Offshore Services Inc (a)(b)	9,893	559
Tetra Technologies Inc (b)	31,168	739
Willbros Group Inc (b)	7,604	333

		2,601

Oil Company — Exploration & Production (4.66%)
Arena Resources Inc (b)	10,500	555
Carrizo Oil & Gas Inc (a)(b)	2,892	197
Comstock Resources Inc (b)	3,150	266
GMX Resources Inc (a)(b)	2,456	182
Penn Virginia Corp (a)	9,173	692
PetroHawk Energy Corp (b)	34,332	1,590
Quicksilver Resources Inc (b)	4,470	173
Rex Energy Corp (b)	19,300	509
Whiting Petroleum Corp (b)	776	82

		4,246

Oil Field Machinery & Equipment (2.19%)
Complete Production Services Inc (b)	27,500	1,002

Mitcham Industries Inc (b)	7,602	130
T-3 Energy Services Inc (b)	10,900	866

		1,998

Patient Monitoring Equipment (0.48%)
Masimo Corp (b)	12,788	439

Pharmacy Services (0.05%)
BioScrip Inc (b)	18,010	47

Physical Therapy & Rehabilitation Centers (0.78%)
Psychiatric Solutions Inc (a)(b)	16,105	609
RehabCare Group Inc (b)	6,228	100

		709

Physician Practice Management (1.05%)
Pediatrix Medical Group Inc (b)	19,487	959

Power Converter & Supply Equipment (0.27%)
A-Power Energy Generation Systems Ltd (a) (b)	4,647	124
Powell Industries Inc (b)	2,382	120

		244

Printing — Commercial (0.14%)
VistaPrint Ltd (a)(b)	4,800	128

Private Corrections (0.13%)
Geo Group Inc/The (b)	5,310	119

Property & Casualty Insurance (0.11%)
PMA Capital Corp (b)	11,291	104

Publicly Traded Investment Fund (0.70%)
iShares Russell 2000 Growth Index Fund (a)	8,400	640

Reinsurance (0.09%)
Argo Group International Holdings Ltd (b)	2,396	80

REITS — Healthcare (0.68%)
Ventas Inc	14,449	615

REITS — Office Property (0.29%)
BioMed Realty Trust Inc	10,632	261

REITS — Single Tenant (0.33%)
National Retail Properties Inc	14,550	304

Research & Development (1.88%)
Kendle International Inc (a)(b)	26,971	980
Parexel International Corp (b)	27,814	732

		1,712

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Respiratory Products (0.26%)
Resmed Inc (b)	6,616	$236

Retail — Apparel & Shoe (3.77%)
Aeropostale Inc (b)	27,270	854
Charlotte Russe Holding Inc (b)	15,970	284
Childrens Place Retail Stores Inc/The (a)(b)	12,769	461
Gymboree Corp (b)	11,700	469
J Crew Group Inc (a)(b)	3,450	114
Phillips-Van Heusen Corp	18,928	693
Wet Seal Inc/The (b)	116,958	558

		3,433

Retail — Discount (0.13%)
99 Cents Only Stores (a)(b)	18,482	122

Retail — Home Furnishings (0.05%)
Pier 1 Imports Inc (a)(b)	12,537	43

Retail — Miscellaneous/Diversified (0.09%)
Titan Machinery Inc (a)(b)	2,526	79

Retail — Perfume & Cosmetics (0.19%)
Ulta Salon Cosmetics & Fragrance Inc (b)	15,692	176

Retail — Restaurants (2.15%)
California Pizza Kitchen Inc (a)(b)	18,945	212
CKE Restaurants Inc (a)	38,652	482
Panera Bread Co (a)(b)	11,600	536
Red Robin Gourmet Burgers Inc (a)(b)	13,800	383
Texas Roadhouse Inc (b)	38,900	349

		1,962

Schools (0.81%)
Capella Education Co (b)	8,589	512
Corinthian Colleges Inc (a)(b)	12,485	145
K12 Inc (a)(b)	3,900	84

		741

Seismic Data Collection (0.76%)
ION Geophysical Corp (a)(b)	39,500	689

Semiconductor Component — Integrated Circuits (1.41%)
Anadigics Inc (a)(b)	11,648	115
Hittite Microwave Corp (b)	10,500	374
Power Integrations Inc (b)	22,176	701
Standard Microsystems Corp (b)	3,460	94

		1,284

Semiconductor Equipment (0.76%)
Amtech Systems Inc (a)(b)	7,830	84
BTU International Inc (b)	6,204	74
Formfactor Inc (a)(b)	7,620	140
LTX Corp (b)	27,981	62

Varian Semiconductor Equipment Associates Inc (b)	6,955	242
Veeco Instruments Inc (a)(b)	5,352	86

		688

Software Tools (0.23%)
ArcSight Inc (b)	24,100	212

Steel— Producers (1.37%)
Steel Dynamics Inc	31,844	1,244

Superconductor Production & Systems (0.21%)
American Superconductor Corp (a)(b)	5,219	187

Taiwan, Province Of China (0.10%)
Himax Technologies Inc ADR	17,801	91

Telecommunication Equipment (1.36%)
Comtech Telecommunications Corp (b)	9,400	461
Nice Systems Ltd ADR (b)	26,281	777

		1,238

Telecommunication Equipment — Fiber Optics (0.61%)
Harmonic Inc (b)	58,735	559

Telecommunication Services (1.29%)
Cbeyond Inc (b)	16,500	264
Knology Inc (a)(b)	8,601	95
NeuStar Inc (a)(b)	8,918	192
Neutral Tandem Inc (b)	32,222	564
PAETEC Holding Corp (a)(b)	9,462	60

		1,175

Therapeutics (0.78%)
BioMarin Pharmaceutical Inc (a)(b)	10,070	292
Isis Pharmaceuticals Inc (a)(b)	15,067	205
United Therapeutics Corp (a)(b)	2,200	215

		712

Toys (0.81%)
Jakks Pacific Inc (b)	3,429	75
Marvel Entertainment Inc (a)(b)	20,700	665

		740

Transactional Software (0.45%)
Innerworkings Inc (a)(b)	34,500	413

Transport — Marine (0.49%)
Genco Shipping & Trading Ltd	6,800	443

Transport— Services (1.44%)
HUB Group Inc (b)	38,523	1,315

Transport— Truck (1.12%)
Landstar System Inc	13,036	720
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Truck (continued)
Old Dominion Freight Line Inc (b)	9,980	$299

		1,019

Veterinary Diagnostics (0.57%)
Neogen Corp (b)	4,355	100
VCA Antech Inc (b)	15,032	417

		517

Web Hosting & Design (0.22%)
NaviSite Inc (b)	22,630	86
NIC Inc (a)	16,890	115

		201

Web Portals (0.25%)
United Online Inc (a)	22,350	224

Wire & Cable Products (0.13%)
Fushi Copperweld Inc (b)	5,010	119

Wireless Equipment (1.96%)
Ceragon Networks Ltd (a)(b)	25,800	200
Globecomm Systems Inc (b)	12,501	103
SBA Communications Corp (b)	32,060	1,154
Viasat Inc (b)	16,260	329

		1,786

X-Ray Equipment (0.17%)
Hologic Inc (a)(b)	7,240	158

TOTAL COMMON STOCKS		$87,730

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (24.85%)
Money Center Banks (24.85%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $22,874,000; 0.00% —7.25%; dated 07/08/08 — 09/26/36) (c)	$22,649	$22,647

TOTAL REPURCHASE AGREEMENTS		$22,647

Total Investments		$110,377
Liabilities in Excess of Other Assets, Net — (21.13)%		(19,256)

TOTAL NET ASSETS — 100.00%		$91,121

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$11,302
Unrealized Depreciation	(12,101)

Net Unrealized Appreciation (Depreciation)	(799)
Cost for federal income tax purposes	111,176
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	28.20%
Consumer, Non-cyclical	23.97%
Technology	18.75%
Industrial	16.97%
Energy	11.73%
Communications	9.20%
Consumer, Cyclical	9.09%
Basic Materials	2.42%
Funds	0.70%
Utilities	0.10%
Liabilities in Excess of Other Assets, Net	(21.13%)

TOTAL NET ASSETS	100.00%

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (92.61%)
Advanced Materials & Products (0.39%)
Ceradyne Inc (a)	17,300	$593

Aerospace & Defense (0.29%)
Esterline Technologies Corp (a)	8,800	433

Aerospace & Defense Equipment (0.58%)
Curtiss-Wright Corp	9,600	430
Ducommun Inc (a)	4,200	96
Moog Inc (a)	4,450	166
Triumph Group Inc	4,100	193

		885

Agricultural Operations (0.10%)
Andersons Inc/The	3,700	151

Airlines (0.42%)
Hawaiian Holdings Inc (a)(b)	3,200	22
Republic Airways Holdings Inc (a)	36,600	317
Skywest Inc	23,400	296

		635

Apparel Manufacturers (0.27%)
Maidenform Brands Inc (a)(b)	14,700	199
Oxford Industries Inc	900	17
Quiksilver Inc (a)	20,400	200

		416

Applications Software (0.26%)
American Reprographics Co (a)(b)	6,700	112
Progress Software Corp (a)	6,900	176
Quest Software Inc (a)	6,900	102

		390

Auction House & Art Dealer (0.12%)
Sotheby’s (b)	7,125	188

Auto/Truck Parts & Equipment — Original (0.57%)
American Axle & Manufacturing Holdings (b)	5,900	47
Lear Corp (a)(b)	43,075	611
Spartan Motors Inc (b)	12,200	91
Tenneco Inc (a)(b)	8,400	114

		863

Auto/Truck Parts & Equipment — Replacement (0.54%)
ATC Technology Corp (a)	33,400	778
Commercial Vehicle Group Inc (a)	4,300	40

		818

Batteries & Battery Systems (0.12%)
Greatbatch Inc (a)(b)	10,300	178

Broadcasting Services & Programming (0.27%)
DG FastChannel Inc (a)(b)	23,900	412

Building — Heavy Construction (0.17%)
Perini Corp (a)	7,925	262

Building — Maintenance & Service (0.07%)
ABM Industries Inc	4,925	110

Building & Construction — Miscellaneous (0.10%)
Layne Christensen Co (a)(b)	3,500	153

Building & Construction Products — Miscellaneous (0.62%)
Gibraltar Industries Inc	5,100	81
NCI Building Systems Inc (a)(b)	16,700	613
Quanex Building Products Corp (b)	16,050	239

		933

Building Products — Air & Heating (0.40%)
Comfort Systems USA Inc	45,689	614

Building Products — Doors & Windows (0.16%)
Apogee Enterprises Inc (b)	15,100	244

Building Products — Wood (0.12%)
Universal Forest Products Inc	6,200	186

Cellular Telecommunications (0.51%)
Centennial Communications Corp (a)	52,900	370
Syniverse Holdings Inc (a)	25,000	405

		775

Chemicals — Diversified (0.49%)
Innospec Inc (b)	8,900	168
Olin Corp	7,725	202
Rockwood Holdings Inc (a)	10,600	369

		739

Chemicals — Plastics (0.16%)
Schulman A Inc	5,675	131
Spartech Corp (b)	11,100	104

		235

Chemicals — Specialty (2.16%)
Arch Chemicals Inc	2,075	69
HB Fuller Co	36,025	808
Hercules Inc	32,500	550
Minerals Technologies Inc	3,400	216
NewMarket Corp	5,300	351
OM Group Inc (a)	10,775	353
Sensient Technologies Corp	19,600	552
WR Grace & Co (a)(b)	12,000	282
Zep Inc	6,300	94

		3,275

Circuit Boards (0.46%)
Park Electrochemical Corp	12,175	296
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Circuit Boards (continued)
TTM Technologies Inc (a)(b)	30,700	$406

		702

Collectibles (0.10%)
RC2 Corp (a)(b)	7,800	145

Commercial Banks (7.57%)
1st Source Corp	5,110	82
Amcore Financial Inc (b)	5,471	31
Ameris Bancorp	6,740	59
Bancfirst Corp	4,100	175
Banco Latinoamericano de Exportaciones (b)	7,200	117
Banner Corp	2,500	22
Cathay General Bancorp (b)	5,100	55
Central Pacific Financial Corp (b)	15,600	166
Chemical Financial Corp (b)	7,093	145
Citizens Republic Bancorp Inc (b)	7,355	21
City Bank/Lynnwood WA (b)	8,100	70
City Holding Co	14,000	571
Colonial BancGroup Inc/The (b)	17,800	79
Columbia Banking System Inc	5,857	113
Community Bank System Inc	16,000	330
Community Trust Bancorp Inc (b)	13,863	364
Cullen/Frost Bankers Inc	1,500	75
CVB Financial Corp	44,150	417
East West Bancorp Inc (b)	12,400	88
First Bancorp/Puerto Rico (b)	23,600	150
First Bancorp/Troy NC	3,200	40
First Commonwealth Financial Corp	13,650	127
First Community Bancshares Inc/VA (b)	4,800	135
First Merchants Corp	5,500	100
First State Bancorporation/NM (b)	4,650	26
FNB Corp/PA (b)	22,875	269
Frontier Financial Corp	4,200	36
Glacier Bancorp Inc (b)	5,300	85
Green Bankshares Inc (b)	9,400	132
Hancock Holding Co	2,600	102
Hanmi Financial Corp	50,800	265
Heartland Financial USA Inc (b)	2,800	51
Heritage Commerce Corp (b)	1,100	11
IBERIABANK Corp	12,700	565
Independent Bank Corp/Rockland MA	14,200	338
Integra Bank Corp	7,900	62
Lakeland Bancorp Inc	4,000	49
Lakeland Financial Corp	5,200	99
MainSource Financial Group Inc (b)	9,821	152
Nara Bancorp Inc	11,300	121
National Penn Bancshares Inc (b)	47,961	637
NBT Bancorp Inc	11,300	233
Old National Bancorp/IN (b)	14,800	211
Old Second Bancorp Inc	1,400	16
Oriental Financial Group Inc	19,800	282
Pacific Capital Bancorp NA (b)	24,500	338
PacWest Bancorp (b)	5,000	74
Peoples Bancorp Inc/OH	5,365	102
Prosperity Bancshares Inc	9,800	262
Provident Bankshares Corp (b)	15,300	98
Renasant Corp (b)	7,850	116
Republic Bancorp Inc/KY	4,335	107
S&T Bancorp Inc	6,100	177
SCBT Financial Corp	1,102	31
Sierra Bancorp (b)	1,300	21
Simmons First National Corp	4,000	112
Southside Bancshares Inc (b)	5,500	101
Southwest Bancorp Inc/Stillwater OK	15,200	175
StellarOne Corp	951	14
Sterling Bancorp/NY	7,200	86
Sterling Bancshares Inc/TX	62,775	571
Sterling Financial Corp/WA	32,120	133
Suffolk Bancorp (b)	2,500	73
Susquehanna Bancshares Inc (b)	13,400	183
SVB Financial Group (a)(b)	1,950	94
Taylor Capital Group Inc (b)	4,500	34
Trico Bancshares	5,400	59
UCBH Holdings Inc	23,300	52
UMB Financial Corp (b)	5,700	292
Umpqua Holdings Corp (b)	19,768	240
Union Bankshares Corp/VA (b)	3,150	47
United Bankshares Inc (b)	4,100	94
United Community Banks Inc/GA (b)	13,200	113
Washington Trust Bancorp Inc	5,400	106
West Coast Bancorp/OR	17,900	155
Westamerica Bancorporation (b)	3,000	158

		11,492

Commercial Services (0.09%)
First Advantage Corp (a)	4,225	67
Live Nation Inc (a)(b)	6,425	68

		135

Commercial Services — Finance (1.05%)
Advance America Cash Advance Centers Inc (b)	15,000	76
CBIZ Inc (a)	17,325	138
Deluxe Corp	54,725	975
Dollar Financial Corp (a)(b)	22,528	340
Global Cash Access Holdings Inc (a)(b)	9,700	67

		1,596

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Communications Software (0.04%)
Digi International Inc (a)(b)	8,400	$66

Computer Aided Design (0.41%)
Aspen Technology Inc (a)	33,900	451
Parametric Technology Corp (a)	10,580	176

		627

Computer Services (0.56%)
Ciber Inc (a)	19,000	118
COMSYS IT Partners Inc (a)(b)	6,500	59
Perot Systems Corp (a)	28,150	423
SI International Inc (a)	3,100	65
SYKES Enterprises Inc (a)	8,600	162
Virtusa Corp (a)(b)	2,600	26

		853

Computer Software (0.04%)
Avid Technology Inc (a)(b)	3,950	67

Computers (0.01%)
Palm Inc (b)	3,380	18

Computers — Integrated Systems (0.09%)
MTS Systems Corp	3,850	138

Computers — Memory Devices (0.31%)
Imation Corp	15,400	353
Quantum Corp (a)	70,400	95
Silicon Storage Technology Inc (a)	9,100	25

		473

Computers — Peripheral Equipment (0.16%)
Electronics for Imaging Inc (a)	16,100	235

Consulting Services (0.70%)
CRA International Inc (a)(b)	1,200	43
Forrester Research Inc (a)(b)	2,400	74
Gartner Inc (a)(b)	14,900	309
MAXIMUS Inc (b)	3,200	112
Watson Wyatt Worldwide Inc	9,875	522

		1,060

Consumer Products — Miscellaneous (1.01%)
American Greetings Corp	12,300	152
Helen of Troy Ltd (a)	9,200	148
Jarden Corp (a)(b)	2,365	43
Prestige Brands Holdings Inc (a)	2,100	22
Tupperware Brands Corp	34,100	1,167

		1,532

Containers — Metal & Glass (0.76%)
Greif Inc	7,250	464
Silgan Holdings Inc (b)	13,700	695

		1,159

Containers — Paper & Plastic (0.10%)
Pactiv Corp (a)	7,150	152

Cosmetics & Toiletries (0.10%)
Elizabeth Arden Inc (a)(b)	9,900	150

Data Processing & Management (0.08%)
CSG Systems International Inc (a)(b)	8,900	98
infoGROUP Inc	3,600	16

		114

Decision Support Software (0.03%)
SPSS Inc (a)(b)	1,200	44

Disposable Medical Products (0.09%)
ICU Medical Inc (a)(b)	6,175	141

Distribution & Wholesale (0.47%)
Core-Mark Holding Co Inc (a)(b)	8,100	212
United Stationers Inc (a)	9,400	347
Watsco Inc (b)	3,600	151

		710

Diversified Manufacturing Operations (2.43%)
Actuant Corp (b)	8,400	263
Acuity Brands Inc	16,000	769
Ameron International Corp	3,600	432
AO Smith Corp (b)	5,300	174
Barnes Group Inc	29,200	674
EnPro Industries Inc (a)(b)	30,100	1,124
Koppers Holdings Inc	6,175	259

		3,695

Diversified Operations (0.07%)
Compass Diversified Holdings	8,800	101

Diversified Operations & Commercial Services (0.24%)
Chemed Corp	3,600	132
Viad Corp	8,900	229

		361

E-Commerce — Products (0.43%)
FTD Group Inc (b)	48,600	648

Electric — Integrated (3.19%)
Avista Corp	5,900	127
Black Hills Corp (b)	2,600	83
Cleco Corp	22,050	514
El Paso Electric Co (a)	29,125	577
Great Plains Energy Inc (b)	6,725	170
Idacorp Inc (b)	2,925	84
See accompanying notes

102

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
Portland General Electric Co	56,800	$1,279
UIL Holdings Corp	6,900	203
Unisource Energy Corp (b)	28,400	881
Westar Energy Inc	42,800	921

		4,839

Electric Products — Miscellaneous (1.13%)
GrafTech International Ltd (a)	63,800	1,712

Electronic Components — Miscellaneous (0.69%)
Bel Fuse Inc	200	5
Benchmark Electronics Inc (a)(b)	15,200	248
CTS Corp	24,425	245
Methode Electronics Inc	10,000	105
OSI Systems Inc (a)(b)	5,875	126
Plexus Corp (a)	3,700	102
Technitrol Inc	12,875	219

		1,050

Electronic Components — Semiconductors (1.44%)
Actel Corp (a)	5,700	96
Amkor Technology Inc (a)	35,500	370
Applied Micro Circuits Corp (a)(b)	4,950	42
DSP Group Inc (a)(b)	14,800	104
Lattice Semiconductor Corp (a)	13,500	42
PMC - Sierra Inc (a)	33,500	256
QLogic Corp (a)(b)	9,850	144
Semtech Corp (a)(b)	5,500	77
Skyworks Solutions Inc (a)(b)	59,800	590
Zoran Corp (a)	39,800	466

		2,187

Electronic Design Automation (0.18%)
Mentor Graphics Corp (a)(b)	17,700	280

Electronic Measurement Instruments (0.09%)
Analogic Corp	1,500	94
Eagle Test Systems Inc (a)(b)	4,000	45

		139

Engineering — Research & Development Services (0.40%)
EMCOR Group Inc (a)	21,475	613

Engines — Internal Combustion (0.00%)

Enterprise Software & Services (1.29%)
JDA Software Group Inc (a)	6,800	123
Mantech International Corp (a)	6,650	320
MedAssets Inc (a)(b)	4,800	82
MicroStrategy Inc (a)	2,050	133
Sybase Inc (a)(b)	32,100	944
SYNNEX Corp (a)(b)	14,100	354

		1,956

E-Services — Consulting (0.07%)
Perficient Inc (a)(b)	11,700	113

Fiduciary Banks (0.18%)
Boston Private Financial Holdings Inc (b)	35,175	199
Wilmington Trust Corp (b)	2,525	67

		266

Finance — Consumer Loans (0.45%)
Encore Capital Group Inc (a)(b)	6,800	60
Ocwen Financial Corp (a)(b)	11,300	52
World Acceptance Corp (a)(b)	17,100	576

		688

Finance — Credit Card (0.11%)
Advanta Corp — Class B (b)	15,050	95
CompuCredit Corp (a)(b)	11,700	70

		165

Finance — Investment Banker & Broker (1.28%)
Greenhill & Co Inc (b)	2,050	110
Interactive Brokers Group Inc (a)	5,700	183
Knight Capital Group Inc (a)	50,925	916
LaBranche & Co Inc (a)	2,900	21
optionsXpress Holdings Inc	7,900	177
Penson Worldwide Inc (a)(b)	5,200	62
Piper Jaffray Cos (a)(b)	2,600	76
Stifel Financial Corp (a)	3,200	110
SWS Group Inc	17,700	294

		1,949

Finance — Leasing Company (0.12%)
Financial Federal Corp	8,550	188

Finance — Mortgage Loan/Banker (0.14%)
Federal Agricultural Mortgage Corp (b)	8,600	213

Finance — Other Services (0.07%)
BGC Partners Inc (a)(b)	2,500	19
FCStone Group Inc (a)(b)	3,200	89

		108

Financial Guarantee Insurance (0.31%)
Assured Guaranty Ltd (b)	26,100	470

Food — Baking (0.11%)
Flowers Foods Inc	5,775	164

Food — Miscellaneous/Diversified (0.27%)
Chiquita Brands International Inc (a)(b)	9,900	150
Corn Products International Inc	1,287	63
See accompanying notes

103

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
Ralcorp Holdings Inc (a)(b)	4,100	$203

		416

Food — Retail (0.07%)
Ruddick Corp (b)	3,100	106

Food — Wholesale & Distribution (1.22%)
Fresh Del Monte Produce Inc (a)	17,800	420
Nash Finch Co (b)	19,500	668
Spartan Stores Inc	33,300	766

		1,854

Footwear & Related Apparel (0.67%)
Deckers Outdoor Corp (a)	3,800	529
Skechers U.S.A. Inc (a)	10,625	210
Steven Madden Ltd (a)	7,200	132
Wolverine World Wide Inc	5,525	148

		1,019

Funeral Services & Related Items (0.21%)
Stewart Enterprises Inc	45,100	325

Gas — Distribution (2.65%)
Atmos Energy Corp	6,175	170
Laclede Group Inc/The	8,000	323
New Jersey Resources Corp	30,350	991
Nicor Inc	7,400	315
Northwest Natural Gas Co (b)	3,575	165
South Jersey Industries Inc	8,900	333
Southwest Gas Corp	32,200	957
WGL Holdings Inc	22,250	773

		4,027

Health Care Cost Containment (0.08%)
Healthspring Inc (a)	7,525	127
Home Furnishings (0.26%)
Ethan Allen Interiors Inc	8,900	219
Furniture Brands International Inc (b)	12,700	170

		389

Hotels & Motels (0.09%)
Choice Hotels International Inc	5,300	140

Human Resources (0.49%)
AMN Healthcare Services Inc (a)	7,500	127
Heidrick & Struggles International Inc (b)	4,225	117
Kforce Inc (a)	10,800	92
MPS Group Inc (a)(b)	20,300	216
Spherion Corp (a)	42,075	194

		746

Identification Systems — Development (0.20%)
Checkpoint Systems Inc (a)(b)	14,825	310
Internet Application Software (0.26%)
Interwoven Inc (a)	23,500	282
Vignette Corp (a)	8,925	107

		389

Internet Incubators (0.04%)
CMGI Inc (a)(b)	5,700	60

Internet Infrastructure Equipment (0.26%)
Avocent Corp (a)	20,900	389

Internet Infrastructure Software (0.22%)
TIBCO Software Inc (a)	43,700	334

Internet Security (0.13%)
SonicWALL Inc (a)(b)	30,850	199

Intimate Apparel (0.19%)
Warnaco Group Inc/The (a)	6,400	282

Investment Companies (0.18%)
MCG Capital Corp	19,001	76
Patriot Capital Funding Inc	26,636	166
TICC Capital Corp (b)	4,879	27

		269

Investment Management & Advisory Services (0.31%)
Calamos Asset Management Inc	3,583	61
Cohen & Steers Inc (b)	7,300	190
Waddell & Reed Financial Inc	6,175	216

		467

Lasers — Systems & Components (0.21%)
Cymer Inc (a)(b)	5,625	151
Electro Scientific Industries Inc (a)	1,300	19
Newport Corp (a)(b)	6,700	76
Rofin-Sinar Technologies Inc (a)	2,425	73

		319

Life & Health Insurance (0.55%)
American Equity Investment Life Holding (b)	12,500	102
Delphi Financial Group Inc	26,600	616
Phoenix Cos Inc/The (b)	16,075	122

		840

Machinery — Construction & Mining (0.07%)
Astec Industries Inc (a)(b)	3,100	100

Machinery — Electrical (0.48%)
Regal—Beloit Corp	17,275	730

Machinery — General Industry (1.75%)
Applied Industrial Technologies Inc	48,450	1,171
See accompanying notes

104

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (continued)
Intevac Inc (a)(b)	6,500	$73
Kadant Inc (a)	800	18
Robbins & Myers Inc	6,600	329
Tennant Co (b)	5,200	157
Wabtec Corp	18,700	909

		2,657

Machinery — Material Handling (0.34%)
Cascade Corp	4,700	199
Columbus McKinnon Corp/NY (a)	13,250	319

		518

Medical — Biomedical/Gene (0.45%)
Applera Corp — Celera Group (a)	4,800	54
Arena Pharmaceuticals Inc (a)(b)	2,400	12
Bio-Rad Laboratories Inc (a)	5,500	445
Exelixis Inc (a)(b)	8,700	43
Protalix BioTherapeutics Inc (a)(b)	9,800	27
Seattle Genetics Inc/WA (a)(b)	5,500	47
Third Wave Technologies Inc (a)(b)	4,900	55

		683

Medical — Drugs (0.59%)
Auxilium Pharmaceuticals Inc (a)(b)	3,100	104
Barrier Therapeutics Inc (a)	4,900	20
Bionovo Inc (a)(b)	15,900	19
Medivation Inc (a)(b)	2,000	24
Rigel Pharmaceuticals Inc (a)(b)	1,800	41
Sciele Pharma Inc (a)(b)	13,450	260
ULURU Inc (a)(b)	6,700	6
Valeant Pharmaceuticals International (a)	4,300	73
Viropharma Inc (a)(b)	31,025	343

		890

Medical — Generic Drugs (0.25%)
Alpharma Inc (a)(b)	4,100	93
Par Pharmaceutical Cos Inc (a)(b)	3,200	52
Perrigo Co (b)	7,500	238

		383

Medical — HMO (0.70%)
AMERIGROUP Corp (a)	28,800	599
Centene Corp (a)(b)	8,900	150
Magellan Health Services Inc (a)	6,300	233
Molina Healthcare Inc (a)(b)	3,000	73

		1,055

Medical — Hospitals (0.08%)
Medcath Corp (a)	7,000	126

Medical — Outpatient & Home Medical Care (0.79%)
Apria Healthcare Group Inc (a)	3,900	76
Gentiva Health Services Inc (a)	37,125	707
Lincare Holdings Inc (a)	6,300	179
Res-Care Inc (a)	13,100	233

		1,195

Medical Instruments (0.38%)
Conmed Corp (a)	21,200	563
SurModics Inc (a)(b)	400	18

		581

Medical Products (0.37%)
Invacare Corp	22,700	464
Power Medical Interventions Inc (a)(b)	2,600	15
PSS World Medical Inc (a)(b)	5,100	83

		562

Medical Sterilization Products (0.16%)
STERIS Corp	8,450	243

Metal Processors & Fabrication (0.69%)
CIRCOR International Inc	5,400	265
Mueller Industries Inc	13,025	419
Worthington Industries Inc (b)	17,800	365

		1,049

Motion Pictures & Services (0.03%)
Macrovision Solutions Corp (a)(b)	3,300	49

MRI — Medical Diagnostic Imaging (0.05%)
Alliance Imaging Inc (a)	8,400	73

Multilevel Direct Selling (0.12%)
Nu Skin Enterprises Inc	12,000	179

Multimedia (0.07%)
Martha Stewart Living Omnimedia (a)(b)	15,100	112

Music (0.10%)
Steinway Musical Instruments (a)(b)	5,500	145

Networking Products (0.70%)
3Com Corp (a)	34,400	73
Adaptec Inc (a)	11,500	37
Anixter International Inc (a)(b)	7,600	452
Black Box Corp	5,700	155
Foundry Networks Inc (a)(b)	9,600	113
Ixia (a)(b)	15,925	111
Polycom Inc (a)(b)	5,000	122

		1,063

Office Automation & Equipment (0.33%)
IKON Office Solutions Inc	44,800	505
See accompanying notes

105

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Office Supplies & Forms (0.11%)
Ennis Inc	10,325	$162

Oil — Field Services (0.73%)
Oil States International Inc (a)	2,675	170
RPC Inc (b)	7,362	123
Trico Marine Services Inc (a)(b)	16,500	601
Union Drilling Inc (a)	10,100	219

		1,113

Oil & Gas Drilling (0.32%)
Grey Wolf Inc (a)(b)	20,800	188
Parker Drilling Co (a)(b)	14,675	147
Pioneer Drilling Co (a)	8,400	158

		493

Oil Company — Exploration & Production (3.03%)
Bois d’Arc Energy Inc (a)(b)	7,000	170
Callon Petroleum Co (a)(b)	14,275	391
Comstock Resources Inc (a)	8,100	684
Energy Partners Ltd (a)	6,927	103
McMoRan Exploration Co (a)(b)	6,800	187
Rosetta Resources Inc (a)(b)	4,200	120
Stone Energy Corp (a)	24,000	1,582
Swift Energy Co (a)	18,650	1,232
Vaalco Energy Inc (a)(b)	14,700	124

		4,593

Oil Field Machinery & Equipment (0.13%)
Gulf Island Fabrication Inc (b)	4,000	196

Oil Refining & Marketing (0.23%)
Alon USA Energy Inc (b)	10,700	128
Holly Corp	6,175	228

		356

Paper & Related Products (0.81%)
Buckeye Technologies Inc (a)	51,800	438
Rock-Tenn Co	19,300	579
Schweitzer-Mauduit International Inc (b)	12,600	212

		1,229

Physical Therapy & Rehabilitation Centers (0.26%)
Psychiatric Solutions Inc (a)(b)	8,900	337
RehabCare Group Inc (a)	3,900	62

		399

Platinum (0.05%)
Stillwater Mining Co (a)(b)	5,800	69

Power Converter & Supply Equipment (0.18%)
Advanced Energy Industries Inc (a)	19,519	267

Printing — Commercial (0.30%)
Consolidated Graphics Inc (a)	8,200	404
Valassis Communications Inc (a)(b)	4,400	55

		459

Private Corrections (0.11%)
Geo Group Inc/The (a)(b)	7,700	173

Property & Casualty Insurance (3.80%)
American Physicians Capital Inc	7,000	339
Amerisafe Inc (a)	38,800	618
Amtrust Financial Services Inc	20,100	253
Castlepoint Holdings Ltd	3,600	33
Employers Holdings Inc	9,300	193
FPIC Insurance Group Inc (a)(b)	6,300	286
Hallmark Financial Services (a)(b)	2,800	27
Harleysville Group Inc	5,200	176
Infinity Property & Casualty Corp	2,400	100
Meadowbrook Insurance Group Inc	10,600	56
Navigators Group Inc (a)	11,550	624
Philadelphia Consolidated Holding Co (a)	4,900	166
PMA Capital Corp (a)	41,200	379
ProAssurance Corp (a)	7,725	372
RLI Corp	1,400	69
Safety Insurance Group Inc	18,925	675
SeaBright Insurance Holdings Inc (a)	15,050	218
Selective Insurance Group	27,425	514
Zenith National Insurance Corp	19,100	672

		5,770

Publicly Traded Investment Fund (0.00%)

Publishing — Books (0.27%)
Scholastic Corp (a)	14,250	408

Publishing — Newspapers (0.07%)
Lee Enterprises Inc (b)	28,000	112

Quarrying (0.37%)
Compass Minerals International Inc	6,900	556

Racetracks (0.17%)
International Speedway Corp	4,926	192
Speedway Motorsports Inc	3,375	69

		261

Radio (0.35%)
Cox Radio Inc (a)(b)	33,775	398
Entercom Communications Corp (b)	14,500	102
Westwood One Inc (a)	19,300	24

		524

Real Estate Management & Services (0.03%)
HFF Inc (a)	6,900	39
See accompanying notes

106

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Reinsurance (1.93%)
Argo Group International Holdings Ltd (a)	12,472	$419
Aspen Insurance Holdings Ltd	44,550	1,054
Max Capital Group Ltd	23,200	495
Platinum Underwriters Holdings Ltd	29,600	965

		2,933

REITS — Apartments (0.11%)
Associated Estates Realty Corp	2,900	31
Home Properties Inc (b)	2,900	139

		170

REITS — Diversified (1.18%)
Entertainment Properties Trust	10,425	516
Lexington Realty Trust	89,900	1,225
Resource Capital Corp	6,400	46

		1,787

REITS — Healthcare (1.23%)
LTC Properties Inc	10,800	276
Medical Properties Trust Inc (b)	16,925	172
Nationwide Health Properties Inc	3,400	107
Omega Healthcare Investors Inc	17,000	283
Senior Housing Properties Trust	52,600	1,027

		1,865

REITS — Hotels (0.97%)
Ashford Hospitality Trust Inc	46,900	217
DiamondRock Hospitality Co	33,300	363
Hersha Hospitality Trust	10,100	76
Strategic Hotels & Resorts Inc	17,100	160
Sunstone Hotel Investors Inc	39,250	651

		1,467

REITS — Manufactured Homes (0.23%)
Equity Lifestyle Properties Inc	7,600	334
Sun Communities Inc (b)	800	15

		349

REITS — Mortgage (0.99%)
Anthracite Capital Inc (b)	49,200	346
Anworth Mortgage Asset Corp (b)	23,200	151
Arbor Realty Trust Inc (b)	11,300	101
Capital Trust Inc/NY	4,400	85
MFA Mortgage Investments Inc	75,237	491
NorthStar Realty Finance Corp (b)	40,400	336

		1,510

REITS — Office Property (0.94%)
BioMed Realty Trust Inc	30,950	759
Corporate Office Properties Trust	3,900	134
Maguire Properties Inc (b)	5,900	72
Parkway Properties Inc/Md (b)	13,800	465

		1,430

REITS — Regional Malls (0.63%)
Glimcher Realty Trust	5,500	61
Pennsylvania Real Estate Investment Trust	38,375	888

		949

REITS — Shopping Centers (0.56%)
Cedar Shopping Centers Inc (b)	15,925	187
Inland Real Estate Corp	17,500	252
Saul Centers Inc	8,800	413

		852

REITS — Single Tenant (0.80%)
National Retail Properties Inc (b)	50,125	1,048
Realty Income Corp	7,250	165

		1,213

REITS — Storage (0.04%)
Extra Space Storage Inc (b)	4,400	68

REITS — Warehouse & Industrial (0.54%)
DCT Industrial Trust Inc	52,000	431
First Industrial Realty Trust Inc	5,775	159
First Potomac Realty Trust	14,600	222

		812

Rental — Auto & Equipment (0.96%)
Aaron Rents Inc	12,425	277
Electro Rent Corp	2,600	33
Rent-A-Center Inc/TX (a)	55,625	1,144

		1,454

Retail — Apparel & Shoe (1.62%)
Aeropostale Inc (a)	4,600	144
AnnTaylor Stores Corp (a)	4,241	101
Brown Shoe Co Inc	23,450	318
Cato Corp/The	16,000	228
Charlotte Russe Holding Inc (a)	4,600	82
Collective Brands Inc (a)	14,600	170
Dress Barn Inc (a)(b)	6,400	85
Finish Line	14,800	129
Genesco Inc (a)	7,000	216
Gymboree Corp (a)	13,400	537
Phillips-Van Heusen Corp	4,000	146
Shoe Carnival Inc (a)(b)	3,200	38
Stage Stores Inc	20,375	238
Tween Brands Inc (a)(b)	1,200	20

		2,452

Retail — Appliances (0.03%)
Conn’s Inc (a)	2,800	45

Retail — Auto Parts (0.07%)
CSK Auto Corp (a)(b)	9,400	99
See accompanying notes

107

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Automobile (0.19%)
Asbury Automotive Group Inc	22,100	$284

Retail — Bookstore (0.03%)
Barnes & Noble Inc	2,100	52

Retail — Computer Equipment (0.24%)
Insight Enterprises Inc (a)	5,400	63
PC Connection Inc (a)(b)	8,100	76
PC Mall Inc (a)	3,700	50
Systemax Inc (b)	9,900	175

		364

Retail — Convenience Store (0.17%)
Casey’s General Stores Inc	1,300	30
Pantry Inc/The (a)	21,650	231

		261

Retail — Hair Salons (0.10%)
Regis Corp	5,900	155

Retail — Jewelry (0.14%)
Movado Group Inc	10,375	205

Retail — Office Supplies (0.01%)
School Specialty Inc (a)(b)	700	21

Retail — Pawn Shops (0.65%)
Cash America International Inc	28,000	868
Ezcorp Inc (a)	8,900	113

		981

Retail — Restaurants (0.75%)
Bob Evans Farms Inc	100	3
CEC Entertainment Inc (a)	3,500	98
Domino’s Pizza Inc (a)	13,200	152
Jack in the Box Inc (a)	30,000	672
Papa John’s International Inc (a)	7,850	209

		1,134

Rubber & Plastic Products (0.13%)
Myers Industries Inc	24,700	201

Savings & Loans — Thrifts (1.39%)
Berkshire Hills Bancorp Inc (b)	400	10
Brookline Bancorp Inc (b)	19,100	183
Dime Community Bancshares	22,025	364
Downey Financial Corp (b)	5,500	15
First Financial Holdings Inc	5,100	88
First Niagara Financial Group Inc	58,346	750
First Place Financial Corp/OH(b)	4,700	44
FirstFed Financial Corp (a)(b)	3,900	31
Flushing Financial Corp	2,500	47
MASSBANK Corp	300	12
Provident Financial Services Inc (b)	17,103	240
Provident New York Bancorp (b)	7,900	87
United Community Financial Corp/OH	13,800	52
WSFS Financial Corp	4,200	187

		2,110

Seismic Data Collection (0.09%)
Dawson Geophysical Co (a)	2,175	129

Semiconductor Component — Integrated Circuits (0.83%)
Cirrus Logic Inc (a)(b)	14,500	81
Emulex Corp (a)	51,000	594
Micrel Inc (b)	11,775	108
Pericom Semiconductor Corp (a)	3,600	53
Standard Microsystems Corp (a)	6,100	166
TriQuint Semiconductor Inc (a)	42,100	255

		1,257

Semiconductor Equipment (0.81%)
Asyst Technologies Inc (a)	3,900	14
Brooks Automation Inc (a)(b)	5,500	46
Cabot Microelectronics Corp (a)(b)	5,625	187
Cohu Inc	1,400	21
Entegris Inc (a)	47,239	309
Kulicke & Soffa Industries Inc (a)(b)	10,400	76
MKS Instruments Inc (a)	21,200	464
Photronics Inc (a)(b)	4,300	30
Rudolph Technologies Inc (a)(b)	10,575	81

		1,228

Steel — Producers (0.56%)
Carpenter Technology Corp	3,600	157
Olympic Steel Inc (b)	5,900	448
Schnitzer Steel Industries Inc	2,200	252

		857

Steel — Specialty (0.07%)
Sutor Technology Group Ltd (a)	1,100	8
Universal Stainless & Alloy (a)(b)	2,750	102

		110

Telecommunication Equipment (0.47%)
Arris Group Inc (a)	38,277	323
Plantronics Inc	15,400	344
Utstarcom Inc (a)(b)	9,500	52

		719

Telecommunication Equipment — Fiber Optics (0.15%)
Finisar Corp (a)(b)	14,200	17
Harmonic Inc (a)	12,500	119
MRV Communications Inc (a)	8,200	10
Oplink Communications Inc (a)(b)	8,375	80

		226

See accompanying notes

108

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Services (0.75%)
Consolidated Communications Holdings Inc	3,900	$58
Iowa Telecommunications Services Inc	10,800	190
MasTec Inc (a)(b)	12,400	132
Premiere Global Services Inc (a)	44,100	643
RCN Corp (a)	9,175	99
USA Mobility Inc (a)	2,700	21

		1,143

Telephone — Integrated (0.66%)
Atlantic Tele-Network Inc	3,000	83
Cincinnati Bell Inc (a)	230,025	915

		998

Television (0.25%)
LIN TV Corp (a)(b)	7,700	46
Sinclair Broadcast Group Inc	44,300	337

		383

Textile — Apparel (0.24%)
Perry Ellis International Inc (a)	17,450	370

Therapeutics (0.26%)
Cypress Bioscience Inc (a)(b)	3,800	27
Onyx Pharmaceuticals Inc (a)(b)	3,500	125
United Therapeutics Corp (a)(b)	2,500	244

		396

Tobacco (0.53%)
Alliance One International Inc (a)	91,700	469
Universal Corp/Richmond VA	7,500	339

		808

Toys (0.81%)
Jakks Pacific Inc (a)	43,500	950
Marvel Entertainment Inc (a)(b)	8,775	282

		1,232

Transport — Air Freight (0.28%)
Atlas Air Worldwide Holdings Inc (a)(b)	8,500	420

Transport — Marine (1.73%)
Eagle Bulk Shipping Inc (b)	9,600	284
Genco Shipping & Trading Ltd (b)	10,300	671
Gulfmark Offshore Inc (a)	18,900	1,100
Knightsbridge Tankers Ltd (b)	8,100	261
TBS International Ltd (a)(b)	7,600	304

		2,620

Transport — Services (0.36%)
Pacer International Inc	25,400	546

Transport — Truck (0.32%)
Arkansas Best Corp (b)	13,200	484

Water (0.08%)
American States Water Co (b)	3,600	126

Web Portals (0.31%)
Earthlink Inc (a)(b)	27,200	235
United Online Inc (b)	23,250	233

		468

Wire & Cable Products (0.35%)
Belden Inc	4,900	166
Encore Wire Corp	12,300	261
Insteel Industries Inc	5,956	109

		536

Wireless Equipment (0.15%)
EMS Technologies Inc (a)	5,875	128
Powerwave Technologies Inc (a)(b)	14,400	61
RF Micro Devices Inc (a)(b)	12,200	37

		226

TOTAL COMMON STOCKS		$140,591

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.37%)
U.S. Treasury (0.37%)
4.63%, 11/30/2008 (c)	$550	556

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$556

REPURCHASE AGREEMENTS (21.71%)
Money Center Banks (21.71%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $33,281,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (d)	$32,953	$32,951

TOTAL REPURCHASE AGREEMENTS		$32,951

Total Investments		$174,098
Liabilities in Excess of Other Assets, Net — (14.69)%		(22,297)

TOTAL NET ASSETS - 100.00%		$151,801

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $344 or 0.23% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.

See accompanying notes

109

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$16,253
Unrealized Depreciation	(31,913)

Net Unrealized Appreciation (Depreciation)	(15,660)
Cost for federal income tax purposes	189,758
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
Russell 2000; September 2008	26	$9,217	$8,992	$(225)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	48.34%
Industrial	16.11%
Consumer, Non-cyclical	12.39%
Consumer, Cyclical	9.03%
Technology	6.88%
Communications	6.39%
Utilities	5.92%
Basic Materials	4.66%
Energy	4.53%
Government	0.37%
Diversified	0.07%
Exchange Traded Funds	0.00%
Liabilities in Excess of Other Assets, Net	(14.69%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.92%
See accompanying notes

110

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.57%)
Advanced Materials & Products (0.06%)
Ceradyne Inc (a)(b)	2,100	$72

Advertising Sales (0.01%)
Focus Media Holding Ltd ADR (a)(b)	600	17

Aerospace & Defense (2.64%)
Boeing Co	27,011	1,775
Northrop Grumman Corp	11,000	736
Teledyne Technologies Inc (b)	8,100	395

		2,906

Agricultural Chemicals (0.31%)
Potash Corp of Saskatchewan	1,500	343

Agricultural Operations (0.39%)
Archer-Daniels-Midland Co	12,700	429

Airlines (0.70%)
Alaska Air Group Inc (a)(b)	19,160	294
Cathay Pacific Airways Ltd ADR (b)	50,300	473

		767

Apparel Manufacturers (0.19%)
Columbia Sportswear Co (a)	5,824	214

Applications Software (3.82%)
Actuate Corp (b)	56,000	219
Microsoft Corp	130,430	3,588
Quest Software Inc (b)	27,300	404

		4,211

Athletic Footwear (1.40%)
Nike Inc	25,853	1,541

Auto — Car & Light Trucks (0.81%)
Toyota Motor Corp ADR (a)	9,500	893

Auto — Medium & Heavy Duty Trucks (1.36%)
Paccar Inc	35,800	1,498

Auto/Truck Parts & Equipment — Original (0.11%)
Johnson Controls Inc	4,100	118

Beverages — Non-Alcoholic (0.75%)
Hansen Natural Corp (a)(b)	1,000	29
PepsiCo Inc	12,600	801

		830

Building — Mobile Home & Manufactured Housing (0.16%)
Monaco Coach Corp	59,104	180

Building — Residential & Commercial (0.07%)
KB Home (a)	4,500	76

Building & Construction Products — Miscellaneous (0.55%)
Simpson Manufacturing Co Inc	25,600	608

Cellular Telecommunications (0.22%)
China Mobile Ltd ADR	800	53
NII Holdings Inc (b)	3,950	188

		241

Chemicals — Specialty (0.07%)
Symyx Technologies (a)(b)	10,500	73

Commercial Banks (1.41%)
Banner Corp	6,300	56
Cascade Bancorp (a)	2,600	20
City National Corp/CA	17,000	715
East West Bancorp Inc (a)	33,300	235
Pacific Capital Bancorp NA (a)	7,100	98
UCBH Holdings Inc	9,600	21
UnionBanCal Corp	9,700	392
Zions Bancorporation (a)	500	16

		1,553

Computer Aided Design (0.19%)
Autodesk Inc (b)	6,300	213

Computers (2.24%)
Apple Inc (b)	4,600	770
Hewlett-Packard Co	38,500	1,702

		2,472

Computers — Integrated Systems (0.13%)
Echelon Corp (a)(b)	12,854	140

Computers — Memory Devices (0.13%)
NetApp Inc (b)	6,700	145

Consumer Products — Miscellaneous (1.11%)
Central Garden and Pet Co — A Shares (b)	1,800	7
Central Garden and Pet Co (b)	6,100	28
Clorox Co	22,870	1,194

		1,229

Cosmetics & Toiletries (1.71%)
Bare Escentuals Inc (a)(b)	7,587	142
Colgate-Palmolive Co	4,608	318
Estee Lauder Cos Inc/The	7,000	325
Procter & Gamble Co	18,100	1,101

		1,886

Diagnostic Kits (0.11%)
OraSure Technologies Inc (a)(b)	31,916	119
See accompanying notes

111

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Dialysis Centers (0.57%)
DaVita Inc (b)	11,800	$627

Disposable Medical Products (0.29%)
CR Bard Inc	3,600	317

Distribution & Wholesale (0.01%)
Building Materials Holding Corp (a)	7,770	14

Diversified Manufacturing Operations (0.61%)
General Electric Co	25,000	667

E-Commerce — Products (0.39%)
Amazon.com Inc (b)	3,100	227
Blue Nile Inc (a)(b)	4,697	200

		427

E-Commerce — Services (0.14%)
eBay Inc (b)	5,800	159

Electric — Integrated (0.91%)
Edison International	10,600	545
PG&E Corp	11,500	456

		1,001

Electronic Components — Semiconductors (1.88%)
Intel Corp	62,630	1,345
Lattice Semiconductor Corp (b)	1,000	3
LSI Corp (a)(b)	26,000	160
Nvidia Corp (b)	9,500	178
Pixelworks Inc (b)	16,166	28
QLogic Corp (a)(b)	21,200	309
Supertex Inc (a)(b)	2,174	51

		2,074

Electronic Forms (1.66%)
Adobe Systems Inc (b)	46,340	1,825

Electronic Measurement Instruments (1.17%)
Flir Systems Inc (a)(b)	3,500	142
Itron Inc (a)(b)	6,900	679
Trimble Navigation Ltd (b)	13,000	464

		1,285

Engineering — Research & Development Services (1.87%)
Jacobs Engineering Group Inc (b)	25,594	2,065

Enterprise Software & Services (1.36%)
Informatica Corp (b)	17,400	262
Omnicell Inc (b)	3,538	47
Oracle Corp (b)	41,500	871
Sybase Inc (b)	11,000	323

		1,503

Entertainment Software (0.43%)
Electronic Arts Inc (b)	10,700	475

Fiduciary Banks (0.90%)
Northern Trust Corp	14,500	994

Finance — Investment Banker & Broker (2.67%)
Charles Schwab Corp/The	111,900	2,299
Goldman Sachs Group Inc/The	3,700	647

		2,946

Finance — Mortgage Loan/Banker (0.01%)
Fannie Mae	800	16

Food — Miscellaneous/Diversified (0.08%)
Ralcorp Holdings Inc (a)(b)	1,800	89

Food — Retail (1.36%)
Dairy Farm International Holdings Ltd ADR	18,095	434
Kroger Co/The	17,590	508
Safeway Inc	19,500	557

		1,499

Forestry (1.79%)
Plum Creek Timber Co Inc (a)	14,100	602
Weyerhaeuser Co	26,735	1,367

		1,969

Gas — Distribution (1.10%)
Sempra Energy	21,500	1,214

Health Care Cost Containment (1.21%)
McKesson Corp	23,800	1,331

Hotels & Motels (0.55%)
Red Lion Hotels Corp (b)	75,960	605

Human Resources (0.78%)
AMN Healthcare Services Inc (a)(b)	18,284	309
Resources Connection Inc	14,112	287
Robert Half International Inc	11,200	269

		865

Industrial Automation & Robots (0.08%)
Intermec Inc (b)	4,300	91

Instruments — Scientific (2.06%)
Applera Corp — Applied Biosystems Group	14,700	492
Dionex Corp (b)	17,324	1,150
FEI Co (a)(b)	26,060	594
Waters Corp (b)	500	32

		2,268

Internet Application Software (0.26%)
Art Technology Group Inc (b)	90,103	288
See accompanying notes

112

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Internet Security (0.19%)
VeriSign Inc (a)(b)	5,500	$208

Investment Management & Advisory Services (1.79%)
Franklin Resources Inc	21,500	1,970

Lasers — Systems & Components (0.15%)
Electro Scientific Industries Inc (a)(b)	11,743	166

Life & Health Insurance (1.52%)
StanCorp Financial Group Inc	35,600	1,672

Machinery — Farm (0.05%)
Deere & Co	700	50

Machinery — Material Handling (0.24%)
Cascade Corp	6,300	267

Medical — Biomedical/Gene (2.87%)
Amgen Inc (b)	16,007	755
Dendreon Corp (a)(b)	16,700	74
Genentech Inc (b)	13,000	987
Gilead Sciences Inc (b)	18,199	964
Martek Biosciences Corp (a)(b)	11,526	388

		3,168

Medical — Drugs (2.57%)
Abbott Laboratories	15,500	821
Allergan Inc/United States	38,724	2,016

		2,837

Medical — Generic Drugs (0.35%)
Watson Pharmaceuticals Inc (b)	14,100	383

Medical — HMO (0.14%)
Health Net Inc (b)	6,480	156

Medical — Nursing Homes (0.10%)
Sun Healthcare Group Inc (b)	7,900	106

Medical Instruments (0.52%)
Beckman Coulter Inc	3,000	202
Techne Corp (b)	4,829	374

		576

Medical Products (1.80%)
Johnson & Johnson	2,600	167
Mentor Corp (a)	15,200	423
Stryker Corp	2,500	157
Varian Medical Systems Inc (b)	23,800	1,234

		1,981

Metal Processors & Fabrication (0.83%)
Precision Castparts Corp	9,550	920

Multimedia (1.34%)
Walt Disney Co/The	47,270	1,475

Networking Products (2.06%)
Cisco Systems Inc (b)	87,800	2,042
Polycom Inc (a)(b)	9,400	229

		2,271

Non-Hazardous Waste Disposal (0.50%)
Waste Connections Inc (b)	17,100	546

Office Supplies & Forms (0.04%)
Avery Dennison Corp	1,000	44

Oil — Field Services (0.67%)
Schlumberger Ltd	6,850	736

Oil & Gas Drilling (1.26%)
Nabors Industries Ltd (a)(b)	28,200	1,388

Oil Company — Exploration & Production (7.09%)
Apache Corp	11,400	1,585
Berry Petroleum Co	37,200	2,190
Occidental Petroleum Corp	45,000	4,044

		7,819

Oil Company — Integrated (3.62%)
Chevron Corp	35,588	3,528
Exxon Mobil Corp	5,300	467

		3,995

Property & Casualty Insurance (0.30%)
Mercury General Corp	7,200	336

Publicly Traded Investment Fund (0.16%)
iShares Russell 3000 Index Fund	2,300	172

Publishing — Newspapers (0.03%)
McClatchy Co (a)	5,618	38

Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (b)	2,000	38

Regional Banks (2.87%)
Bank of America Corp	3,700	88
US Bancorp	11,400	318
Wells Fargo & Co	116,146	2,759

		3,165

REITS — Apartments (0.32%)
Essex Property Trust Inc	3,300	351

REITS — Healthcare (1.02%)
HCP Inc	26,200	833
See accompanying notes

113

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (continued)
Nationwide Health Properties Inc (a)	9,259	$292

		1,125

REITS — Office Property (0.07%)
Alexandria Real Estate Equities Inc	800	78

REITS — Warehouse & Industrial (0.69%)
AMB Property Corp	15,004	756

Respiratory Products (0.33%)
Resmed Inc (b)	10,100	361

Retail — Apparel & Shoe (1.00%)
Nordstrom Inc	27,300	827
Ross Stores Inc	7,900	281

		1,108

Retail — Automobile (0.71%)
Copart Inc (b)	18,300	784

Retail — Discount (2.47%)
Costco Wholesale Corp	38,820	2,723

Retail — Drug Store (0.39%)
CVS/Caremark Corp	10,823	428

Retail — Restaurants (0.98%)
Jack in the Box Inc (b)	5,000	112
McCormick & Schmick’s Seafood Restaurant (a)(b)	3,238	31
Starbucks Corp (b)	59,240	933

		1,076

Savings & Loans — Thrifts (1.17%)
Washington Federal Inc	70,497	1,276
Washington Mutual Inc (a)	2,000	10

		1,286

Semiconductor Component — Integrated Circuits (0.68%)
Cypress Semiconductor Corp (b)	11,300	280
Exar Corp (a)(b)	5,600	42
Linear Technology Corp	13,000	423

		745

Semiconductor Equipment (0.71%)
Applied Materials Inc	17,325	331
Kla-Tencor Corp	7,800	318
Novellus Systems Inc (a)(b)	6,200	131

		780

Steel — Producers (2.81%)
Reliance Steel & Aluminum Co	7,200	555
Schnitzer Steel Industries Inc	22,223	2,547

		3,102

Steel Pipe & Tube (0.22%)
Northwest Pipe Co (a)(b)	4,260	238

Therapeutics (0.33%)
Amylin Pharmaceuticals Inc (a)(b)	7,400	188
CV Therapeutics Inc (a)(b)	21,000	173

		361

Toys (0.20%)
Mattel Inc	13,000	223

Transport — Equipment & Leasing (0.35%)
Greenbrier Cos Inc	19,000	386

Transport — Services (1.53%)
Expediters International Washington Inc	39,300	1,690

Travel Services (0.23%)
Ambassadors Group Inc	16,988	253

Ultra Sound Imaging Systems (0.67%)
SonoSite Inc (a)(b)	26,493	742

Veterinary Diagnostics (0.59%)
VCA Antech Inc (b)	23,500	653

Water (0.26%)
California Water Service Group	8,600	282

Web Portals (1.63%)
Google Inc (b)	2,750	1,448
Yahoo! Inc (b)	16,700	345

		1,793

Wireless Equipment (0.28%)
Qualcomm Inc	6,900	306

Wound, Burn & Skin Care (0.05%)
Obagi Medical Products Inc (b)	5,994	51

TOTAL COMMON STOCKS		$107,552

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (10.16%)
Money Center Banks (10.16%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $9,261,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$9,170	$9,169
See accompanying notes

114

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,043,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	$1,013	$1,013
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,043,000; 3.75% - 5.375%; dated 08/13/10 - 06/28/13)	1,013	1,013

		11,195

TOTAL REPURCHASE AGREEMENTS		$11,195

Total Investments		$118,747
Liabilities in Excess of Other Assets, Net — (7.73)%		(8,523)

TOTAL NET ASSETS — 100.00%		$110,224

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$37,601
Unrealized Depreciation	(6,338)

Net Unrealized Appreciation (Depreciation)	31,263
Cost for federal income tax purposes	87,484

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	24.93%
Consumer, Non-cyclical	18.72%
Technology	13.23%
Industrial	12.91%
Energy	12.64%
Consumer, Cyclical	11.34%
Communications	6.55%
Basic Materials	4.98%
Utilities	2.27%
Funds	0.16%
Liabilities in Excess of Other Assets, Net	(7.73%)

TOTAL NET ASSETS	100.00%

See accompanying notes

115

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005		2004		2003
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period	$21.67		$20.64		$16.83	$13.75		$11.48		$8.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26		0.30		0.25	0.18		0.17		0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.98)		2.96		4.31	3.05		2.22		2.67

Total From Investment Operations	(1.72)		3.26		4.56	3.23		2.39		2.80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.21)		(0.23)	(0.15)		(0.12)		(0.10)
Distributions from Realized Gains	(3.99)		(2.02)		(0.52)	—		—		—

Total Dividends and Distributions	(4.29)		(2.23)		(0.75)	(0.15)		(0.12)		(0.10)

Net Asset Value, End of Period	$15.66		$21.67		$20.64	$16.83		$13.75		$11.48

Total Return(c)	(8.95	)%(d)	16.09%		27.96%	23.79%		21.03%		32.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$490,337		$576,345		$409,020	$293,647		$226,753		$167,726
Ratio of Expenses to Average Net Assets(e)	0.91	%(f)	0.90%		0.91%	0.97%		0.96%		0.92%
Ratio of Gross Expenses to Average Net Assets	—		—		—	0.97	%(g)	0.97	%(h)	0.93	%(h)
Ratio of Net Investment Income to Average Net Assets	2.68	%(f)	1.41%		1.34%	1.27%		1.39%		1.33%
Portfolio Turnover Rate	98.6	%(f)	113.8	%(i)	107.0%	121.2%		170.1%		111.5%

	2008(a)		2007(j)
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period	$21.71		$20.27
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		3.38

Total From Investment Operations	(1.76)		3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.15)
Distributions from Realized Gains	(3.99)		(2.02)

Total Dividends and Distributions	(4.24)		(2.17)

Net Asset Value, End of Period	$15.71		$21.71

Total Return(c)	(9.11	)%(d)	18.09	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,690		$8,072
Ratio of Expenses to Average Net Assets(e)	1.16	%(f)	1.15	%(f)
Ratio of Net Investment Income to Average Net Assets	2.41	%(f)	1.09	%(f)
Portfolio Turnover Rate	98.6	%(f)	113.8	%(i)

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.

(h)	Expense ratio without commission rebates and custodian credits.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

116

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006		2005		2004		2003
Equity Income Account(b)
Class 1 shares
Net Asset Value, Beginning of Period	$19.32		$19.39		$17.64		$16.26		$13.90		$11.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.40		0.32		0.40		0.32		0.31
Net Realized and Unrealized Gain (Loss) on Investments	(2.84)		0.66		2.71		1.26		2.30		2.95

Total From Investment Operations	(2.64)		1.06		3.03		1.66		2.62		3.26

Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)		(0.20)		(0.33)		(0.28)		(0.26)		(0.31)
Distributions from Realized Gains	(1.22)		(0.93)		(0.95)		—		—		(0.06)

Total Dividends and Distributions	(1.63)		(1.13)		(1.28)		(0.28)		(0.26)		(0.37)

Net Asset Value, End of Period	$15.05		$19.32		$19.39		$17.64		$16.26		$13.90

Total Return(d)	(14.29	)%(e)	5.24%		18.17%		10.27%		19.12%		30.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$413,083		$513,914		$296,113		$237,482		$189,517		$149,603
Ratio of Expenses to Average Net Assets(f)	0.50	%(g)	0.49%		0.66%		0.66%		0.67%		0.70%
Ratio of Gross Expenses to Average Net Assets	—		—		0.66	%(h)	0.66	%(h)	0.67	%(h)	0.70	%(h)
Ratio of Net Investment Income to Average Net Assets	2.30	%(g)	2.01%		1.74%		2.40%		2.15%		2.63%
Portfolio Turnover Rate	109.0	%(g)	84.0	%(i)	87.0%		46.0%		26.0%		23.0%

	2008(a)		2007		2006		2005		2004		2003
Equity Income Account(b)
Class 2 shares
Net Asset Value, Beginning of Period	$19.17		$19.24		$17.53		$16.18		$13.85		$10.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18		0.34		0.27		0.36		0.28		0.29
Net Realized and Unrealized Gain (Loss) on Investments	(2.83)		0.67		2.69		1.24		2.30		2.93

Total From Investment Operations	(2.65)		1.01		2.96		1.60		2.58		3.22

Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.15)		(0.30)		(0.25)		(0.25)		(0.30)
Distributions from Realized Gains	(1.22)		(0.93)		(0.95)		—		—		(0.06)

Total Dividends and Distributions	(1.58)		(1.08)		(1.25)		(0.25)		(0.25)		(0.36)

Net Asset Value, End of Period	$14.94		$19.17		$19.24		$17.53		$16.18		$13.85

Total Return(d)	(14.41	)%(e)	5.00%		17.86%		9.97%		18.82%		29.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,780		$76,666		$70,163		$41,976		$24,094		$12,619
Ratio of Expenses to Average Net Assets(f)	0.75	%(g)	0.74%		0.91%		0.91%		0.92%		0.95%
Ratio of Gross Expenses to Average Net Assets	—		—		0.91	%(h)	0.91	%(h)	0.92	%(h)	0.95	%(h)
Ratio of Net Investment Income to Average Net Assets	2.05	%(g)	1.74%		1.49%		2.15%		1.90%		2.38%
Portfolio Turnover Rate	109.0	%(g)	84.0	%(i)	87.0%		46.0%		26.0%		23.0%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.
See accompanying notes.

117

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.46		$10.55	$10.69		$11.08		$11.18		$10.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.30		0.60	0.61		0.60		0.61		0.63
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		0.01	(0.13)		(0.34)		(0.03)		0.42

Total From Investment Operations	0.04		0.61	0.48		0.26		0.58		1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.75)		(0.68)	(0.61)		(0.65)		(0.68)		(0.66)
Distributions from Realized Gains	(0.01)		(0.02)	(0.01)		—		—		—

Total Dividends and Distributions	(0.76)		(0.70)	(0.62)		(0.65)		(0.68)		(0.66)

Net Asset Value, End of Period	$9.74		$10.46	$10.55		$10.69		$11.08		$11.18

Total Return(c)	0.44	%(d)	5.90%	4.90%		2.40%		5.56%		9.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$148,191		$170,478	$182,728		$185,140		$185,570		$193,953
Ratio of Expenses to Average Net Assets(e)	0.50	%(f)	0.50%	0.54%		0.54%		0.55%		0.56%
Ratio of Gross Expenses to Average Net Assets	—		—	0.54	%(g)	0.54	%(g)	0.55	%(g)	0.56	%(g)
Ratio of Net Investment Income to Average Net Assets	5.78	%(f)	5.76%	5.79%		5.50%		5.53%		5.74%
Portfolio Turnover Rate	20.3	%(f)	9.1%	24.0%		13.0%		20.0%		24.0%

	2008(a)		2007	2006		2005		2004		2003
Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.40		$10.49	$10.62		$11.01		$11.12		$10.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.29		0.59	0.58		0.57		0.58		0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		(0.01)	(0.12)		(0.34)		(0.03)		0.41

Total From Investment Operations	0.03		0.58	0.46		0.23		0.55		1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.73)		(0.65)	(0.58)		(0.62)		(0.66)		(0.66)
Distributions from Realized Gains	(0.01)		(0.02)	(0.01)		—		—		—

Total Dividends and Distributions	(0.74)		(0.67)	(0.59)		(0.62)		(0.66)		(0.66)

Net Asset Value, End of Period	$9.69		$10.40	$10.49		$10.62		$11.01		$11.12

Total Return(c)	0.29	%(d)	5.77%	4.59%		2.06%		5.31%		9.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,409		$13,390	$16,474		$20,374		$23,358		$21,188
Ratio of Expenses to Average Net Assets(e)	0.75	%(f)	0.75%	0.79%		0.79%		0.80%		0.81%
Ratio of Gross Expenses to Average Net Assets	—		—	0.79	%(g)	0.79	%(g)	0.80	%(g)	0.81	%(g)
Ratio of Net Investment Income to Average Net Assets	5.52	%(f)	5.68%	5.54%		5.25%		5.28%		5.49%
Portfolio Turnover Rate	20.3	%(f)	9.1%	24.0%		13.0%		20.0%		24.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

118

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
LargeCap Blend Account II(b)
Class 1 shares
Net Asset Value, Beginning of Period	$12.59		$12.46		$11.19	$10.73	$10.37		$8.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.12		0.13	0.10	0.13		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		0.55		1.56	0.40	0.92		1.90

Total From Investment Operations	(0.96)		0.67		1.69	0.50	1.05		2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.09)		(0.08)	—	(0.11)		(0.06)
Distributions from Realized Gains	(4.59)		(0.45)		(0.34)	(0.04)	(0.58)		—

Total Dividends and Distributions	(4.74)		(0.54)		(0.42)	(0.04)	(0.69)		(0.06)

Net Asset Value, End of Period	$6.89		$12.59		$12.46	$11.19	$10.73		$10.37

Total Return(d)	(10.21	)%(e)	5.21%		15.72%	4.74%	10.36%		23.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$236,978		$271,426		$202,369	$135,072	$90,751		$54,632
Ratio of Expenses to Average Net Assets	0.76	%(f)	0.74%		0.76%	0.78%	0.76%		0.80%
Ratio of Gross Expenses to Average Net Assets(g)	—		—		—	—	0.78	%(h)	0.83	%(h)
Ratio of Net Investment Income to Average Net Assets	1.10	%(f)	0.96%		1.09%	0.96%	1.23%		1.08%
Portfolio Turnover Rate	62.4	%(f)	80.0	%(i)	50.7%	44.1%	75.6%		56.2%

	2008(a)		2007(j)
LargeCap Blend Account II(b)
Class 2 shares
Net Asset Value, Beginning of Period	$12.59		$12.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		0.59

Total From Investment Operations	(0.98)		0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.06)
Distributions from Realized Gains	(4.59)		(0.45)

Total Dividends and Distributions	(4.71)		(0.51)

Net Asset Value, End of Period	$6.90		$12.59

Total Return(d)	(10.40	)%(e)	5.28	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,079		$2,727
Ratio of Expenses to Average Net Assets(k)	1.01	%(f)	1.00	%(f)
Ratio of Net Investment Income to Average Net Assets	0.85	%(f)	0.69	%(f)
Portfolio Turnover Rate	62.4	%(f)	80.0	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.

(k)	Reflects Manager’s contractual expense limit.
See accompanying notes.

119

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
LargeCap Growth Account(b)
Class 1 shares
Net Asset Value, Beginning of Period	$17.92		$14.57		$13.29	$11.94	$10.95		$8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.05		0.09	0.03	0.07		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.02)		3.33		1.23	1.40	0.95		2.26

Total From Investment Operations	(1.98)		3.38		1.32	1.43	1.02		2.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.03)		(0.04)	(0.08)	(0.03)		(0.02)

Total Dividends and Distributions	(0.07)		(0.03)		(0.04)	(0.08)	(0.03)		(0.02)

Net Asset Value, End of Period	$15.87		$17.92		$14.57	$13.29	$11.94		$10.95

Total Return(d)	(11.04	)%(e)	23.20%		9.92%	12.09%	9.38%		26.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$311,586		$395,726		$128,867	$124,254	$134,956		$141,107
Ratio of Expenses to Average Net Assets(f)	0.68	%(g)	0.68%		0.61%	0.62%	0.60%		0.61%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	0.60	%(h)	0.61	%(h)
Ratio of Net Investment Income to Average Net Assets	0.55	%(g)	0.34%		0.63%	0.26%	0.67%		0.35%
Portfolio Turnover Rate	88.6	%(g)	105.4	%(i)	99.3%	78.3%	122.4%		40.8%

	2008(a)		2007(j)
LargeCap Growth Account(b)
Class 2 shares
Net Asset Value, Beginning of Period	$17.90		$14.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.01)		3.26

Total From Investment Operations	(1.99)		3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		—

Total Dividends and Distributions	(0.03)		—

Net Asset Value, End of Period	$15.88		$17.90

Total Return(d)	(11.11	)%(e)	22.35	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,138		$1,372
Ratio of Expenses to Average Net Assets(f)	0.93	%(g)	0.93	%(g)
Ratio of Net Investment Income to Average Net Assets	0.28	%(g)	0.09	%(g)
Portfolio Turnover Rate	88.6	%(g)	105.4	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

120

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
MidCap Stock Account
Class 1 shares
Net Asset Value, Beginning of Period	$15.22		$17.73	$17.34		$16.44		$14.63		$11.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.19	0.14		0.27		0.08		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)		(1.33)	2.49		1.84		2.03		3.12

Total From Investment Operations	(0.87)		(1.14)	2.63		2.11		2.11		3.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.17)	(0.32)		(0.08)		(0.05)		(0.04)
Distributions from Realized Gains	(3.54)		(1.20)	(1.92)		(1.13)		(0.25)		—

Total Dividends and Distributions	(3.77)		(1.37)	(2.24)		(1.21)		(0.30)		(0.04)

Net Asset Value, End of Period	$10.58		$15.22	$17.73		$17.34		$16.44		$14.63

Total Return(c)	(7.78	)%(d)	(7.86)%	16.88%		13.39%		14.59%		27.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,193		$67,168	$103,824		$103,543		$108,347		$84,408
Ratio of Expenses to Average Net Assets(e)	0.76	%(f)	0.75%	0.80%		0.81%		0.81%		0.83%
Ratio of Gross Expenses to Average Net Assets	—		—	0.80	%(g)	0.81	%(g)	0.81	%(g)	0.83	%(g)
Ratio of Net Investment Income to Average Net Assets	0.99	%(f)	1.10%	0.80%		1.62%		0.54%		0.47%
Portfolio Turnover Rate	39.6	%(f)	26.9%	14.0%		27.0%		32.0%		37.0%

	2008(a)		2007	2006		2005		2004		2003
MidCap Stock Account
Class 2 shares
Net Asset Value, Beginning of Period	$15.10		$17.60	$17.24		$16.36		$14.58		$11.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.16	0.09		0.22		0.04		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		(1.34)	2.47		1.84		2.02		3.11

Total From Investment Operations	(0.88)		(1.18)	2.56		2.06		2.06		3.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.12)	(0.28)		(0.05)		(0.03)		(0.02)
Distributions from Realized Gains	(3.54)		(1.20)	(1.92)		(1.13)		(0.25)		—

Total Dividends and Distributions	(3.73)		(1.32)	(2.20)		(1.18)		(0.28)		(0.02)

Net Asset Value, End of Period	$10.49		$15.10	$17.60		$17.24		$16.36		$14.58

Total Return(c)	(7.86	)%(d)	(8.10)%	16.56%		13.12%		14.28%		27.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,351		$12,426	$11,788		$7,692		$6,080		$3,725
Ratio of Expenses to Average Net Assets(e)	1.01	%(f)	1.00%	1.05%		1.06%		1.06%		1.08%
Ratio of Gross Expenses to Average Net Assets	—		—	1.05	%(g)	1.06	%(g)	1.06	%(g)	1.08	%(g)
Ratio of Net Investment Income to Average Net Assets	0.70	%(f)	0.90%	0.55%		1.37%		0.29%		0.22%
Portfolio Turnover Rate	39.6	%(f)	26.9%	14.0%		27.0%		32.0%		37.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

121

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
Money Market Account
Class 1 shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.05	0.05	0.03	0.01	0.01

Total From Investment Operations	0.01		0.05	0.05	0.03	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Total Dividends and Distributions	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	1.49	%(d)	4.94%	4.67%	2.69%	0.92%	0.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$310,009		$272,347	$180,210	$150,653	$140,553	$151,545
Ratio of Expenses to Average Net Assets(e)	0.45	%(f)	0.47%	0.49%	0.61%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.95	%(f)	4.81%	4.59%	2.66%	0.91%	0.74%

	2008(a)		2007(g)
Money Market Account
Class 2 shares
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.04

Total From Investment Operations	0.01		0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)

Total Dividends and Distributions	(0.01)		(0.04)

Net Asset Value, End of Period	$1.00		$1.00

Total Return(c)	1.37	%(d)	4.59	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,700		$4,646
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.72	%(f)
Ratio of Net Investment Income to Average Net Assets	2.58	%(f)	4.55	%(f)

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Period from January 8, 2007, date operations commenced, through December 31, 2007.
See accompanying notes.

122

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.49		$10.41	$10.47		$10.71		$10.75		$11.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24		0.49	0.47		0.46		0.45		0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.16	(0.03)		(0.22)		(0.06)		(0.23)

Total From Investment Operations	0.15		0.65	0.44		0.24		0.39		0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)		(0.57)	(0.50)		(0.48)		(0.43)		(0.53)

Total Dividends and Distributions	(0.68)		(0.57)	(0.50)		(0.48)		(0.43)		(0.53)

Net Asset Value, End of Period	$9.96		$10.49	$10.41		$10.47		$10.71		$10.75

Total Return(c)	1.42	%(d)	6.58%	4.45%		2.27%		3.78%		2.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$192,403		$226,615	$259,054		$266,902		$263,816		$204,193
Ratio of Expenses to Average Net Assets(e)	0.50	%(f)	0.50%	0.53%		0.54%		0.54%		0.56%
Ratio of Gross Expenses to Average Net Assets	—		—	0.53	%(g)	0.54	%(g)	0.54	%(g)	0.56	%(g)
Ratio of Net Investment Income to Average Net Assets	4.65	%(f)	4.73%	4.54%		4.39%		4.21%		4.26%
Portfolio Turnover Rate	14.1	%(f)	6.2%	16.0%		33.0%		28.0%		46.0%

	2008(a)		2007	2006		2005		2004		2003
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.47		$10.39	$10.43		$10.66		$10.70		$11.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.46	0.44		0.43		0.42		0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.17	(0.02)		(0.22)		(0.06)		(0.23)

Total From Investment Operations	0.14		0.63	0.42		0.21		0.36		0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.65)		(0.55)	(0.46)		(0.44)		(0.40)		(0.53)

Total Dividends and Distributions	(0.65)		(0.55)	(0.46)		(0.44)		(0.40)		(0.53)

Net Asset Value, End of Period	$9.96		$10.47	$10.39		$10.43		$10.66		$10.70

Total Return(c)	1.36	%(d)	6.21%	4.22%		2.02%		3.59%		1.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,628		$3,322	$5,041		$8,742		$12,757		$16,323
Ratio of Expenses to Average Net Assets(e)	0.75	%(f)	0.75%	0.78%		0.79%		0.79%		0.81%
Ratio of Gross Expenses to Average Net Assets	—		—	0.78	%(g)	0.79	%(g)	0.79	%(g)	0.81	%(g)
Ratio of Net Investment Income to Average Net Assets	4.40	%(f)	4.47%	4.29%		4.14%		3.96%		4.01%
Portfolio Turnover Rate	14.1	%(f)	6.2%	16.0%		33.0%		28.0%		46.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

123

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
Real Estate Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$19.06		$26.09		$20.51	$17.88	$14.90		$11.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.35		0.23	0.40	0.39		0.49
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		(4.45)		6.84	2.39	4.66		3.87

Total From Investment Operations	(0.01)		(4.10)		7.07	2.79	5.05		4.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)		(0.20)		(0.39)	—	(0.35)		(0.42)
Distributions from Realized Gains	(6.04)		(2.73)		(1.10)	(0.16)	(1.72)		(0.28)

Total Dividends and Distributions	(6.45)		(2.93)		(1.49)	(0.16)	(2.07)		(0.70)

Net Asset Value, End of Period	$12.60		$19.06		$26.09	$20.51	$17.88		$14.90

Total Return(c)	(3.31	)%(d)	(17.69)%		36.61%	15.85%	34.53%		38.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$181,181		$204,752		$255,955	$178,922	$146,022		$93,018
Ratio of Expenses to Average Net Assets(e)	0.88	%(f)	0.86%		0.87%	0.89%	0.90%		0.91%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	0.90	%(g)	0.92	%(g)
Ratio of Net Investment Income to Average Net Assets	1.12	%(f)	1.51%		1.01%	2.16%	2.37%		3.83%
Portfolio Turnover Rate	38.6	%(f)	81.3	%(h)	35.8%	23.6%	58.8%		53.9%

	2008(a)		2007(i)
Real Estate Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$19.06		$25.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(4.00)

Total From Investment Operations	(0.02)		(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.13)
Distributions from Realized Gains	(6.04)		(2.73)

Total Dividends and Distributions	(6.40)		(2.86)

Net Asset Value, End of Period	$12.64		$19.06

Total Return(c)	(3.33	)%(d)	(16.50	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,181		$1,441
Ratio of Expenses to Average Net Assets(e)	1.13	%(f)	1.11	%(f)
Ratio of Net Investment Income to Average Net Assets	0.83	%(f)	1.17	%(f)
Portfolio Turnover Rate	38.6	%(f)	81.3	%(h)

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

124

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$19.17		$18.09	$16.72		$16.08		$14.88		$12.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.63		0.64	0.41		0.36		0.32		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		0.92	1.33		0.59		1.16		2.46

Total From Investment Operations	(1.10)		1.56	1.74		0.95		1.48		2.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.71)		(0.48)	(0.37)		(0.31)		(0.28)		(0.33)
Distributions from Realized Gains	(2.20)		—	—		—		—		—

Total Dividends and Distributions	(2.91)		(0.48)	(0.37)		(0.31)		(0.28)		(0.33)

Net Asset Value, End of Period	$15.16		$19.17	$18.09		$16.72		$16.08		$14.88

Total Return(c)	(6.35	)%(d)	8.67%	10.61%		6.01%		10.12%		22.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$415,459		$481,245	$507,193		$462,438		$467,076		$419,273
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.23%	0.27%		0.28%		0.28%		0.29%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.27	%(h)	0.28	%(h)	0.28	%(h)	0.29	%(h)
Ratio of Net Investment Income to Average Net Assets	7.01	%(g)	3.40%	2.39%		2.26%		2.13%		2.50%
Portfolio Turnover Rate	36.8	%(g)	42.1%	11.0%		4.0%		4.0%		7.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$19.04		$17.97	$16.61		$15.99		$14.82		$12.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.60		0.58	0.37		0.32		0.28		0.30
Net Realized and Unrealized Gain (Loss) on Investments	(1.72)		0.92	1.32		0.58		1.16		2.45

Total From Investment Operations	(1.12)		1.50	1.69		0.90		1.44		2.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.66)		(0.43)	(0.33)		(0.28)		(0.27)		(0.32)
Distributions from Realized Gains	(2.20)		—	—		—		—		—

Total Dividends and Distributions	(2.86)		(0.43)	(0.33)		(0.28)		(0.27)		(0.32)

Net Asset Value, End of Period	$15.06		$19.04	$17.97		$16.61		$15.99		$14.82

Total Return(c)	(6.48	)%(d)	8.39%	10.38%		5.72%		9.83%		22.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$177,212		$212,465	$224,203		$198,280		$164,802		$91,631
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.48%	0.52%		0.53%		0.53%		0.54%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.52	%(h)	0.53	%(h)	0.53	%(h)	0.54	%(h)
Ratio of Net Investment Income to Average Net Assets	6.80	%(g)	3.13%	2.14%		2.01%		1.88%		2.25%
Portfolio Turnover Rate	36.8	%(g)	42.1%	11.0%		4.0%		4.0%		7.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

125

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$13.07		$12.74	$12.07		$11.82		$11.15		$9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.55		0.52	0.39		0.35		0.34		0.36
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)		0.43	0.64		0.18		0.56		1.29

Total From Investment Operations	(0.46)		0.95	1.03		0.53		0.90		1.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)		(0.45)	(0.33)		(0.28)		(0.23)		(0.23)
Distributions from Realized Gains	(0.84)		(0.17)	(0.03)		—		—		—

Total Dividends and Distributions	(1.31)		(0.62)	(0.36)		(0.28)		(0.23)		(0.23)

Net Asset Value, End of Period	$11.30		$13.07	$12.74		$12.07		$11.82		$11.15

Total Return(c)	(3.80	)%(d)	7.55%	8.83%		4.59%		8.21%		17.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,968		$50,531	$43,249		$43,818		$40,458		$31,600
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.24%	0.33%		0.38%		0.33%		0.31%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.33	%(h)	0.38	%(h)	0.33	%(h)	0.36	%(h)
Ratio of Net Investment Income to Average Net Assets	8.83	%(g)	4.05%	3.22%		3.00%		3.02%		3.48%
Portfolio Turnover Rate	57.9	%(g)	45.0%	11.0%		4.0%		1.0%		6.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$12.97		$12.64	$11.98		$11.75		$11.11		$9.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52		0.49	0.36		0.32		0.31		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		0.43	0.64		0.17		0.55		1.29

Total From Investment Operations	(0.47)		0.92	1.00		0.49		0.86		1.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)		(0.42)	(0.31)		(0.26)		(0.22)		(0.22)
Distributions from Realized Gains	(0.84)		(0.17)	(0.03)		—		—		—

Total Dividends and Distributions	(1.28)		(0.59)	(0.34)		(0.26)		(0.22)		(0.22)

Net Asset Value, End of Period	$11.22		$12.97	$12.64		$11.98		$11.75		$11.11

Total Return(c)	(3.91	)%(d)	7.34%	8.50%		4.37%		7.88%		16.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,213		$29,194	$32,716		$29,984		$20,845		$9,128
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.49%	0.58%		0.63%		0.58%		0.56%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.58	%(h)	0.63	%(h)	0.58	%(h)	0.61	%(h)
Ratio of Net Investment Income to Average Net Assets	8.40	%(g)	3.85%	2.97%		2.75%		2.77%		3.23%
Portfolio Turnover Rate	57.9	%(g)	45.0%	11.0%		4.0%		1.0%		6.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

126

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$21.18		$19.70	$17.85		$16.89		$15.32		$12.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.51		0.57	0.28		0.25		0.21		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(2.23)		1.26	1.86		0.93		1.58		3.23

Total From Investment Operations	(1.72)		1.83	2.14		1.18		1.79		3.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.72)		(0.35)	(0.29)		(0.22)		(0.22)		(0.30)
Distributions from Realized Gains	(1.91)		—	—		—		—		—

Total Dividends and Distributions	(2.63)		(0.35)	(0.29)		(0.22)		(0.22)		(0.30)

Net Asset Value, End of Period	$16.83		$21.18	$19.70		$17.85		$16.89		$15.32

Total Return(c)	(8.78	)%(d)	9.29%	12.20%		7.04%		11.78%		28.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$158,697		$251,682	$284,083		$293,378		$303,584		$284,165
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.23%	0.28%		0.29%		0.28%		0.30%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.28	%(h)	0.29	%(h)	0.28	%(h)	0.30	%(h)
Ratio of Net Investment Income to Average Net Assets	5.19	%(g)	2.74%	1.50%		1.47%		1.36%		1.75%
Portfolio Turnover Rate	21.1	%(g)	46.8%	8.0%		9.0%		10.0%		11.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$21.03		$19.56	$17.73		$16.80		$15.25		$12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.55		0.51	0.23		0.21		0.17		0.20
Net Realized and Unrealized Gain (Loss) on Investments	(2.28)		1.26	1.86		0.91		1.58		3.20

Total From Investment Operations	(1.73)		1.77	2.09		1.12		1.75		3.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)		(0.30)	(0.26)		(0.19)		(0.20)		(0.28)
Distributions from Realized Gains	(1.91)		—	—		—		—		—

Total Dividends and Distributions	(2.58)		(0.30)	(0.26)		(0.19)		(0.20)		(0.28)

Net Asset Value, End of Period	$16.72		$21.03	$19.56		$17.73		$16.80		$15.25

Total Return(c)	(8.88	)%(d)	9.04%	11.95%		6.71%		11.58%		28.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,025		$129,346	$124,555		$94,662		$73,830		$40,576
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.48%	0.53%		0.54%		0.53%		0.55%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.53	%(h)	0.54	%(h)	0.53	%(h)	0.55	%(h)
Ratio of Net Investment Income to Average Net Assets	5.74	%(g)	2.47%	1.25%		1.22%		1.11%		1.50%
Portfolio Turnover Rate	21.1	%(g)	46.8%	8.0%		9.0%		10.0%		11.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

127

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Flexible Income Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$14.36		$14.42	$14.08		$14.10		$13.71		$12.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52		0.67	0.56		0.52		0.51		0.56
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		0.18	0.36		(0.05)		0.35		1.08

Total From Investment Operations	(0.28)		0.85	0.92		0.47		0.86		1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.90)		(0.69)	(0.57)		(0.47)		(0.47)		(0.34)
Distributions from Realized Gains	(1.19)		(0.22)	(0.01)		(0.02)		—		—

Total Dividends and Distributions	(2.09)		(0.91)	(0.58)		(0.49)		(0.47)		(0.34)

Net Asset Value, End of Period	$11.99		$14.36	$14.42		$14.08		$14.10		$13.71

Total Return(c)	(2.26	)%(d)	6.09%	6.84%		3.41%		6.47%		13.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$81,609		$113,970	$126,456		$143,367		$149,055		$143,283
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.24%	0.29%		0.30%		0.28%		0.30%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.29	%(h)	0.30	%(h)	0.28	%(h)	0.30	%(h)
Ratio of Net Investment Income to Average Net Assets	7.49	%(g)	4.66%	3.99%		3.74%		3.67%		4.33%
Portfolio Turnover Rate	50.1	%(g)	28.4%	6.0%		5.0%		5.0%		4.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Flexible Income Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$14.26		$14.32	$13.98		$14.02		$13.65		$12.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.59		0.63	0.53		0.49		0.47		0.53
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		0.19	0.36		(0.07)		0.36		1.07

Total From Investment Operations	(0.31)		0.82	0.89		0.42		0.83		1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.86)		(0.66)	(0.54)		(0.44)		(0.46)		(0.33)
Distributions from Realized Gains	(1.19)		(0.22)	(0.01)		(0.02)		—		—

Total Dividends and Distributions	(2.05)		(0.88)	(0.55)		(0.46)		(0.46)		(0.33)

Net Asset Value, End of Period	$11.90		$14.26	$14.32		$13.98		$14.02		$13.65

Total Return(c)	(2.47	)%(d)	5.86%	6.61%		3.09%		6.24%		13.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,331		$53,025	$63,097		$79,487		$67,752		$34,501
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.49%	0.54%		0.55%		0.53%		0.55%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.54	%(h)	0.55	%(h)	0.53	%(h)	0.55	%(h)
Ratio of Net Investment Income to Average Net Assets	8.64	%(g)	4.39%	3.74%		3.49%		3.42%		4.08%
Portfolio Turnover Rate	50.1	%(g)	28.4%	6.0%		5.0%		5.0%		4.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

128

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Strategic Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$23.91		$22.07	$19.74		$18.45		$16.46		$12.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.55	0.23		0.19		0.14		0.14
Net Realized and Unrealized Gain (Loss) on Investments	(2.59)		1.57	2.32		1.22		1.96		3.98

Total From Investment Operations	(2.23)		2.12	2.55		1.41		2.10		4.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.76)		(0.28)	(0.22)		(0.12)		(0.11)		(0.21)
Distributions from Realized Gains	(3.32)		—	—		—		—		—

Total Dividends and Distributions	(4.08)		(0.28)	(0.22)		(0.12)		(0.11)		(0.21)

Net Asset Value, End of Period	$17.60		$23.91	$22.07		$19.74		$18.45		$16.46

Total Return(c)	(10.31	)%(d)	9.61%	13.06%		7.71%		12.83%		33.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$64,194		$150,975	$146,789		$136,966		$130,069		$105,077
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.24%	0.29%		0.31%		0.29%		0.31%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.29	%(h)	0.31	%(h)	0.29	%(h)	0.31	%(h)
Ratio of Net Investment Income to Average Net Assets	3.31	%(g)	2.34%	1.10%		1.01%		0.80%		0.99%
Portfolio Turnover Rate	28.3	%(g)	45.7%	7.0%		9.0%		4.0%		9.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Strategic Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$23.77		$21.95	$19.64		$18.38		$16.42		$12.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52		0.47	0.17		0.14		0.09		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(2.76)		1.57	2.32		1.22		1.97		3.98

Total From Investment Operations	(2.24)		2.04	2.49		1.36		2.06		4.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.71)		(0.22)	(0.18)		(0.10)		(0.10)		(0.20)
Distributions from Realized Gains	(3.32)		—	—		—		—		—

Total Dividends and Distributions	(4.03)		(0.22)	(0.18)		(0.10)		(0.10)		(0.20)

Net Asset Value, End of Period	$17.50		$23.77	$21.95		$19.64		$18.38		$16.42

Total Return(c)	(10.43	)%(d)	9.34%	12.77%		7.47%		12.54%		32.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,958		$80,715	$69,965		$48,413		$34,129		$14,766
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.49%	0.54%		0.56%		0.54%		0.56%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.54	%(h)	0.56	%(h)	0.54	%(h)	0.56	%(h)
Ratio of Net Investment Income to Average Net Assets	4.83	%(g)	2.04%	0.85%		0.76%		0.55%		0.74%
Portfolio Turnover Rate	28.3	%(g)	45.7%	7.0%		9.0%		4.0%		9.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

129

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$2.50		$2.52	$2.52		$2.58		$2.63		$2.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.11	0.11		0.10		0.10		0.11
Net Realized and Unrealized Gain (Loss) on Investments	—		—	—		(0.06)		(0.05)		0.04

Total From Investment Operations	0.05		0.11	0.11		0.04		0.05		0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.13)	(0.11)		(0.10)		(0.10)		(0.17)

Total Dividends and Distributions	(0.08)		(0.13)	(0.11)		(0.10)		(0.10)		(0.17)

Net Asset Value, End of Period	$2.47		$2.50	$2.52		$2.52		$2.58		$2.63

Total Return(c)	1.91	%(d)	4.50%	4.59%		1.64%		2.07%		5.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,245		$76,165	$42,466		$47,221		$48,574		$46,628
Ratio of Expenses to Average Net Assets(e)	0.51	%(f)	0.50%	0.61%		0.60%		0.61%		0.63%
Ratio of Gross Expenses to Average Net Assets	—		—	0.61	%(g)	0.60	%(g)	0.61	%(g)	0.63	%(g)
Ratio of Net Investment Income to Average Net Assets	4.04	%(f)	4.56%	4.30%		4.01%		3.74%		4.31%
Portfolio Turnover Rate	60.5	%(f)	46.8%	13.0%		22.0%		17.0%		38.0%

	2008(a)		2007	2006		2005		2004		2003
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$2.49		$2.51	$2.51		$2.56		$2.62		$2.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.11	0.10		0.09		0.09		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.01)	—		(0.05)		(0.05)		0.04

Total From Investment Operations	0.04		0.10	0.10		0.04		0.04		0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.12)	(0.10)		(0.09)		(0.10)		(0.16)

Total Dividends and Distributions	(0.07)		(0.12)	(0.10)		(0.09)		(0.10)		(0.16)

Net Asset Value, End of Period	$2.46		$2.49	$2.51		$2.51		$2.56		$2.62

Total Return(c)	1.66	%(d)	4.24%	4.24%		1.76%		1.60%		5.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,958		$2,386	$3,221		$5,156		$7,096		$6,157
Ratio of Expenses to Average Net Assets(e)	0.76	%(f)	0.75%	0.86%		0.85%		0.86%		0.88%
Ratio of Gross Expenses to Average Net Assets	—		—	0.86	%(g)	0.85	%(g)	0.86	%(g)	0.88	%(g)
Ratio of Net Investment Income to Average Net Assets	3.78	%(f)	4.33%	4.05%		3.76%		3.49%		4.06%
Portfolio Turnover Rate	60.5	%(f)	46.8%	13.0%		22.0%		17.0%		38.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

130

Financial Highlights
Principal Variable Contracts Funds, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
SmallCap Growth Account II(b)
Class 1 shares
Net Asset Value, Beginning of Period	$11.35		$10.81		$9.92	$9.30	$8.36		$5.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.07)		(0.06)	(0.07)	(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.05)		0.61		0.95	0.69	1.00		2.66

Total From Investment Operations	(1.08)		0.54		0.89	0.62	0.94		2.62

Net Asset Value, End of Period	$10.27		$11.35		$10.81	$9.92	$9.30		$8.36

Total Return(d)	(9.52	)%(e)	5.00%		8.97%	6.67%	11.24%		45.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,742		$103,626		$73,327	$66,656	$63,453		$55,628
Ratio of Expenses to Average Net Assets(f)	1.02	%(g)	1.01%		1.02%	1.05%	0.99%		0.99%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.01	%(h)	1.02	%(h)
Ratio of Net Investment Income to Average Net Assets	(0.66	)%(g)	(0.59)%		(0.62)%	(0.77)%	(0.70)%		(0.64)%
Portfolio Turnover Rate	81.2	%(g)	86.5	%(i)	77.6%	68.2%	43.3%		54.1%

	2008(a)		2007(j)
SmallCap Growth Account II(b)
Class 2 shares
Net Asset Value, Beginning of Period	$11.32		$10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.04)		0.70

Total From Investment Operations	(1.09)		0.60

Net Asset Value, End of Period	$10.23		$11.32

Total Return(d)	(9.63	)%(e)	5.60	%(e)

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,379		$3,968
Ratio of Expenses to Average Net Assets(f)	1.27	%(g)	1.26	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.91	)%(g)	(0.84	)%(g)
Portfolio Turnover Rate	81.2	%(g)	86.5	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

131

Financial Highlights
Principal Variable Contracts Funds, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
SmallCap Value Account I(b)
Class 1 shares
Net Asset Value, Beginning of Period	$15.69		$18.66		$17.61	$16.83	$15.04		$10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07		0.13		0.09	0.07	0.03		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.50)		(1.68)		2.98	0.96	3.37		5.14

Total From Investment Operations	(1.43)		(1.55)		3.07	1.03	3.40		5.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.07)		(0.06)	(0.01)	(0.03)		(0.05)
Distributions from Realized Gains	(1.59)		(1.35)		(1.96)	(0.24)	(1.58)		(0.41)

Total Dividends and Distributions	(1.72)		(1.42)		(2.02)	(0.25)	(1.61)		(0.46)

Net Asset Value, End of Period	$12.54		$15.69		$18.66	$17.61	$16.83		$15.04

Total Return(d)	(10.09	)%(e)	(9.52)%		18.64%	6.22%	23.08%		50.61%

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$151,640		$178,698		$171,973	$132,035	$107,206		$82,135
Ratio of Expenses to Average Net Assets(f)	1.01	%(g)	1.01%		1.11%	1.13%	1.12%		1.16%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.13	%(h)	1.18	%(h)
Ratio of Net Investment Income to Average Net Assets	0.90	%(g)	0.71%		0.49%	0.38%	0.21%		0.50%
Portfolio Turnover Rate	55.2	%(g)	55.0	%(i)	49.0%	45.3%	38.0%		54.0%

	2008(a)		2007(j)
SmallCap Value Account I(b)
Class 2 shares
Net Asset Value, Beginning of Period	$15.68		$18.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.48)		(1.43)

Total From Investment Operations	(1.43)		(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.03)
Distributions from Realized Gains	(1.59)		(1.35)

Total Dividends and Distributions	(1.70)		(1.38)

Net Asset Value, End of Period	$12.55		$15.68

Total Return(d)	(10.12	)%(e)	(8.51	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$161		$237
Ratio of Expenses to Average Net Assets(f)	1.26	%(g)	1.26	%(g)
Ratio of Net Investment Income to Average Net Assets	0.63	%(g)	0.48	%(g)
Portfolio Turnover Rate	55.2	%(g)	55.0	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

132

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
West Coast Equity Account
Class 1 shares
Net Asset Value, Beginning of Period	$25.13		$24.06	$22.04		$20.45		$18.14		$12.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.20	0.15		0.13		0.16		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(2.48)		1.89	2.45		1.61		2.20		5.43

Total From Investment Operations	(2.41)		2.09	2.60		1.74		2.36		5.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.18)	(0.12)		(0.15)		(0.05)		(0.04)
Distributions from Realized Gains	(2.20)		(0.84)	(0.46)		—		—		—

Total Dividends and Distributions	(2.44)		(1.02)	(0.58)		(0.15)		(0.05)		(0.04)

Net Asset Value, End of Period	$20.28		$25.13	$24.06		$22.04		$20.45		$18.14

Total Return(c)	(10.21	)%(d)	8.73%	12.03%		8.57%		13.03%		43.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$98,109		$128,486	$152,592		$130,071		$119,371		$105,160
Ratio of Expenses to Average Net Assets(e)	0.63	%(f)	0.63%	0.67%		0.68%		0.69%		0.71%
Ratio of Gross Expenses to Average Net Assets	—		—	0.67	%(g)	0.68	%(g)	0.69	%(g)	0.71	%(g)
Ratio of Net Investment Income to Average Net Assets	0.60	%(f)	0.81%	0.66%		0.62%		0.87%		0.42%
Portfolio Turnover Rate	11.7	%(f)	16.6%	18.0%		18.0%		17.0%		16.0%

	2008(a)		2007	2006		2005		2004		2003
West Coast Equity Account
Class 2 shares
Net Asset Value, Beginning of Period	$24.97		$23.91	$21.92		$20.35		$18.08		$12.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.13	0.10		0.08		0.11		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.47)		1.89	2.43		1.60		2.19		5.41

Total From Investment Operations	(2.43)		2.02	2.53		1.68		2.30		5.43
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.12)	(0.08)		(0.11)		(0.03)		(0.02)
Distributions from Realized Gains	(2.20)		(0.84)	(0.46)		—		—		—

Total Dividends and Distributions	(2.38)		(0.96)	(0.54)		(0.11)		(0.03)		(0.02)

Net Asset Value, End of Period	$20.16		$24.97	$23.91		$21.92		$20.35		$18.08

Total Return(c)	(10.34	)%(d)	8.46%	11.75%		8.30%		12.72%		42.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,115		$15,662	$16,954		$10,823		$8,270		$5,202
Ratio of Expenses to Average Net Assets(e)	0.88	%(f)	0.88%	0.92%		0.93%		0.94%		0.96%
Ratio of Gross Expenses to Average Net Assets	—		—	0.92	%(g)	0.93	%(g)	0.94	%(g)	0.96	%(g)
Ratio of Net Investment Income to Average Net Assets	0.35	%(f)	0.55%	0.41%		0.37%		0.62%		0.17%
Portfolio Turnover Rate	11.7	%(f)	16.6%	18.0%		18.0%		17.0%		16.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

133

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	112	The McClatchy
Director since 2004			Company
Member, Nominating and Governance Committee 1948

Kristianne Blake	President, Kristianne Gates Blake,	112	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	112	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	112	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance Committee Member, Executive Committee 1940

Mark A. Grimmett	Executive Vice President and CFO,	112	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee 1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	112	None
Director since 2005 Member, Audit Committee 1951

William C. Kimball	Retired. Former Chairman and CEO,	112	Casey’s General Stores,
Director since 1999	Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance Committee 1947

Barbara A. Lukavsky	President and CEO, Barbican	112	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance Committee 1940

Daniel Pavelich	Retired. Formerly, Chairman and	112	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee 1944

134

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher Director, Vice Chairman and CEO Member, Executive Committee 1952	Director, Principal Management Corporation, since 1999. Director, Principal Funds Distributor, Inc. since 2007. Director, Princor since 1999. President Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh Director Member, Operations Committee 1943	Retired December 2007. Prior thereto, President and Director of Edge Asset Management, Inc. since 2007; President and CEO of WM Group of Funds 1987-2006.	112	None

Larry D. Zimpleman Director and Chairman of the Board Member, Executive Committee 1951	Chairman and Director, Principal Management Corporation and Princor since 2001. Chief Executive Officer Principal Life since 2008, President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

*	Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**	Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.
The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer 711 High Street, Des Moines, IA 50392 1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA 50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955

135

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Nora M. Everett	President since 2008, Senior Vice President and
President	Deputy General Counsel, Principal Financial Group,
711 High Street Des Moines, IA 50392	Inc. 2004-2008. Vice President and Counsel,
1959	Principal Financial Group, Inc. 2001-2004.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel 711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392 1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel 711 High Street, Des Moines, IA 50392 1945

Layne A. Rasmussen	Vice President and Controller — Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392 1958

136

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392 1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392 1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956
The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.
The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.
The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.
Additional information about the Fund is available in the Prospectuses dated April 30, 2008 and the Statement of Additional Information dated April 30, 2008. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

137

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved a new Sub-advisory agreement with Westwood Management Corporation (“Westwood” or “Sub-advisor”) related to the LargeCap Value Account III series of PVC (“LargeCap Value III” or “Fund”).
At its June 9, 2008 meeting, the Board considered whether to enter into a Sub-advisory agreement with Westwood on behalf of LargeCap Value III.
The Board considered the nature, quality and extent of services to be provided under the Sub-advisory agreement. The Board considered the Sub-advisor’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered Principal Management Corporation’s (the “Manager’s”) program for identifying, recommending, monitoring and replacing sub-advisors for PVC and that the due-diligence program recommended Westwood for the Fund.
The Board reviewed the historical composite performance of the Sub-advisor as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Sub-advisor had outperformed its category and benchmark index during most periods over the last five years. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is higher than the subadvisory fee schedule of the existing subadvisor to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Sub-advisor and that the Manager compensates the Sub-advisor from its fees. The Board noted that the Sub-advisor represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.
The Board considered that the Sub-advisory agreement would have a slightly negative impact on the Manager’s profitability during the first year of the Sub-advisory agreement and, therefore, concluded that they need not reassess the profitability of the Fund’s management agreement with the Manager. In concluding that the Sub-advisor’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Sub-advisor because, as the Board noted, the Manager will compensate the Sub-advisor from its own management fees and the Manager had negotiated the Sub-advisory agreement with the Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Sub-advisory agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisor. The Board considered the Sub-advisor’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory agreement are fair and reasonable and that approval of the Sub- advisory agreement is in the best interests of the Fund.

138

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current
prospectus for the Principal Variable Contracts Funds, Inc.
WE’LL GIVE YOU AN EDGE®
www.principalfunds.com
Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®.
Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.
MM 1291B | ©2008 Principal Financial Services, Inc. | 08/2008 | #7182082010

Principal Variable Contracts Funds, Inc.
Semiannual Report
June 30, 2008

1

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
Asset Allocation Account Class 1
Actual	$1,000.00	$930.34	$3.98	0.83%
Hypothetical	1,000.00	1,020.74	4.17	0.83
Balanced Account Class 1
Actual	1,000.00	917.18	3.05	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64
Bond & Mortgage Securities Account Class 1
Actual	1,000.00	959.75	2.00	0.41
Hypothetical	1,000.00	1,022.82	2.06	0.41
Diversified International Account Class 1
Actual	1,000.00	910.54	4.32	0.91
Hypothetical	1,000.00	1,020.34	4.57	0.91
Diversified International Account Class 2
Actual	1,000.00	908.88	5.51	1.16
Hypothetical	1,000.00	1,019.10	5.82	1.16
Equity Income Account Class 1
Actual	1,000.00	857.08	2.31	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Equity Income Account Class 2
Actual	1,000.00	855.87	3.46	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

2

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
Government & High Quality Bond Account Class 1
Actual	$1,000.00	$999.38	$2.24	0.45%
Hypothetical	1,000.00	1,022.63	2.26	0.45
Income Account Class 1
Actual	1,000.00	1,004.44	2.49	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Income Account Class 2
Actual	1,000.00	1,002.87	3.73	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
International Emerging Markets Account Class 1
Actual	1,000.00	888.75	6.57	1.40
Hypothetical	1,000.00	1,017.90	7.02	1.40
International SmallCap Account Class 1
Actual	1,000.00	905.53	6.06	1.28
Hypothetical	1,000.00	1,018.50	6.42	1.28
LargeCap Blend Account II Class 1
Actual	1,000.00	897.88	3.59	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
LargeCap Blend Account II Class 2
Actual	1,000.00	896.00	4.76	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01
LargeCap Growth Account Class 1
Actual	1,000.00	889.58	3.19	0.68
Hypothetical	1,000.00	1,021.48	3.42	0.68
LargeCap Growth Account Class 2
Actual	1,000.00	888.86	4.37	0.93
Hypothetical	1,000.00	1,020.24	4.67	0.93
LargeCap Growth Account I Class 1
Actual	1,000.00	907.18	3.60	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	880.84	1.22	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
LargeCap Value Account Class 1
Actual	1,000.00	882.97	2.86	0.61
Hypothetical	1,000.00	1,021.83	3.07	0.61
LargeCap Value Account II Class 1
Actual	1,000.00	852.32	4.24	0.92
Hypothetical	1,000.00	1,020.29	4.62	0.92
LargeCap Value Account III Class 1
Actual	1,000.00	822.25	3.40	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
MidCap Blend Account Class 1
Actual	1,000.00	987.02	2.82	0.57
Hypothetical	1,000.00	1,022.03	2.87	0.57
MidCap Growth Account I Class 1
Actual	1,000.00	941.19	4.39	0.91
Hypothetical	1,000.00	1,020.34	4.57	0.91
MidCap Stock Account Class 1
Actual	1,000.00	922.22	3.63	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

3

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
MidCap Stock Account Class 2
Actual	$1,000.00	$921.35	$4.82	1.01%
Hypothetical	1,000.00	1,019.84	5.07	1.01
MidCap Value Account II Class 1
Actual	1,000.00	921.64	5.06	1.06
Hypothetical	1,000.00	1,019.59	5.32	1.06
Money Market Account Class 1
Actual	1,000.00	1,014.90	2.25	0.45
Hypothetical	1,000.00	1,022.63	2.26	0.45
Money Market Account Class 2
Actual	1,000.00	1,013.66	3.50	0.70
Hypothetical	1,000.00	1,021.38	3.52	0.70
Mortgage Securities Account Class 1
Actual	1,000.00	1,014.18	2.50	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50
Mortgage Securities Account Class 2
Actual	1,000.00	1,013.59	3.75	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Principal LifeTime 2010 Account Class 1
Actual	1,000.00	929.80	0.62	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Principal LifeTime 2020 Account Class 1
Actual	1,000.00	921.42	0.62	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Principal LifeTime 2030 Account Class 1
Actual	1,000.00	913.20	0.62	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Principal LifeTime 2040 Account Class 1
Actual	1,000.00	908.15	0.62	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Principal LifeTime 2050 Account Class 1
Actual	1,000.00	905.67	0.57	0.12
Hypothetical	1,000.00	1,024.27	0.60	0.12
Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	947.89	0.63	0.13
Hypothetical	1,000.00	1,024.22	0.65	0.13
Real Estate Securities Account Class 1
Actual	1,000.00	966.86	4.30	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88
Real Estate Securities Account Class 2
Actual	1,000.00	966.67	5.53	1.13
Hypothetical	1,000.00	1,019.24	5.67	1.13
SAM Balanced Portfolio Class 1
Actual	1,000.00	936.47	1.16	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Balanced Portfolio Class 2
Actual	1,000.00	935.18	2.36	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	961.97	1.17	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	960.91	2.39	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

4

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2008	Annualized
	January 1, 2008	June 30, 2008	to June 30, 2008(a)	Expense Ratio
SAM Conservative Growth Portfolio Class 1
Actual	$1,000.00	$912.23	$1.14	0.24%
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	911.17	2.33	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
SAM Flexible Income Portfolio Class 1
Actual	1,000.00	977.35	1.18	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Flexible Income Portfolio Class 2
Actual	1,000.00	975.32	2.41	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	896.88	1.13	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24
SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	895.70	2.31	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Short-Term Bond Account Class 1
Actual	1,000.00	966.17	2.40	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49
Short-Term Income Account Class 1
Actual	1,000.00	1,019.08	2.56	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51
Short-Term Income Account Class 2
Actual	1,000.00	1,016.63	3.81	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76
SmallCap Blend Account Class 1
Actual	1,000.00	898.77	4.06	0.86
Hypothetical	1,000.00	1,020.59	4.32	0.86
SmallCap Growth Account II Class 1
Actual	1,000.00	904.85	4.83	1.02
Hypothetical	1,000.00	1,019.79	5.12	1.02
SmallCap Growth Account II Class 2
Actual	1,000.00	903.71	6.01	1.27
Hypothetical	1,000.00	1,018.55	6.37	1.27
SmallCap Value Account I Class 1
Actual	1,000.00	899.06	4.77	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01
SmallCap Value Account I Class 2
Actual	1,000.00	898.77	5.95	1.26
Hypothetical	1,000.00	1,018.60	6.32	1.26
West Coast Equity Account Class 1
Actual	1,000.00	897.89	2.97	0.63
Hypothetical	1,000.00	1,021.73	3.17	0.63
West Coast Equity Account Class 2
Actual	1,000.00	896.55	4.15	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

5

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			Bond &
			Mortgage
	Asset Allocation	Balanced	Securities
Amounts in thousands, except per share amounts	Account	Account	Account(a)

Investment in securities—at cost	$77,157	$106,436	$672,121

Assets
Investment in securities—at value	$83,245	$104,528 (b)	$630,163 (b)
Cash	16,306	130	1,194
Receivables:
Capital Shares sold	180	7	702
Dividends and interest	301	412	4,031
Foreign currency contracts	477	—	—
Investment securities sold	13	4,263	28,533
Unrealized gain on swap agreements	—	—	131
Variation margin on futures contracts	1,997	—	—
Prepaid directors’ expenses	1	1	—

Total Assets	102,520	109,341	664,754

Liabilities
Accrued management and investment advisory fees	61	44	151
Accrued other expenses	6	14	7
Payables:
Capital Shares reacquired	191	289	252
Foreign currency contracts	333	—	—
Investment securities purchased	11,208	14,561	167,597
Swap premiums received	—	—	297
Variation margin on futures contracts	—	—	16
Collateral obligation on securities loaned, at value	—	8,340	53,700

Total Liabilities	11,799	23,248	222,020

Net Assets Applicable to Outstanding Shares	$90,721	$86,093	$442,734

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$80,067	$87,599	$480,576
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,623	1,283	11,487
Accumulated undistributed (overdistributed) net realized gain (loss)	3,301	(881)	(7,633)
Net unrealized appreciation (depreciation) of investments	5,542	(1,908)	(41,696)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	188	—	—

Total Net Assets	$90,721	$86,093	$442,734

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$90,721	$86,093	$442,734
Shares issued and outstanding	7,294	6,053	40,929
Net Asset Value per share	$12.44	$14.22	$10.82

(a)	Effective June 13, 2008, Bond Account changed its name to Bond & Mortgage Securities Account.

(b)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

6

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	Diversified			Government &
	International		Equity Income	High Quality
Amounts in thousands, except per share amounts	Account		Account(a)	Bond Account

Investment in securities—at cost	$496,961		$486,901	$457,446

Foreign currency—at cost	$258		$—	$—

Assets
Investment in securities—at value	$532,589	(b)	$486,143 (b)	$446,354 (b)
Foreign currency—at value	258		—	—
Cash	4		10	178
Receivables:
Capital Shares sold	1,005		7,182	325
Dividends and interest	1,642		1,041	2,067
Foreign tax refund	22		—	—
Investment securities sold	4,824		—	18,343
Unrealized gain on swap agreements	—		—	217

Total Assets	540,344		494,376	467,484

Liabilities
Accrued management and investment advisory fees	345		201	113
Accrued distribution fees	1		12	N/A
Accrued directors expenses	1		—	—
Accrued other expenses	113		2	4
Payables:
Capital Shares reacquired	695		98	397
Investment securities purchased	6,298		1,017	95,478
Variation margin on futures contracts	—		—	19
Collateral obligation on securities loaned, at value	35,864		22,183	61,778

Total Liabilities	43,317		23,513	157,789

Net Assets Applicable to Outstanding Shares	$497,027		$470,863	$309,695

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$469,076		$495,997	$318,891
Accumulated undistributed (overdistributed) net investment income (operating loss)	6,779		6,149	7,497
Accumulated undistributed (overdistributed) net realized gain (loss)	(14,485)		(30,525)	(5,720)
Net unrealized appreciation (depreciation) of investments	35,628		(758)	(10,973)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	29		—	—

Total Net Assets	$497,027		$470,863	$309,695

Capital Stock (par value: $.01 a share):
Shares authorized	300,000		200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$490,337		$413,083	$309,695
Shares issued and outstanding	31,302		27,454	28,638
Net Asset Value per share	$15.66		$15.05	$10.81

Class 2: Net Assets	6,690		57,780	N/A
Shares issued and outstanding	426		3,868
Net Asset Value per share	$15.71		$14.94

(a)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.

(b)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

7

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

			International
			Emerging		International
			Markets		SmallCap
Amounts in thousands, except per share amounts	Income Account		Account		Account

Investment in securities—at cost	$167,197		$191,108		$173,812

Foreign currency—at cost	$—		$1,811		$1,747

Assets
Investment in securities—at value	$165,250	(a)	$200,273	(a)	$181,845	(a)
Foreign currency—at value	—		1,803		16
Cash	3		—		20
Receivables:
Capital Shares sold	1,478		581		190
Dividends and interest	2,182		697		591
Foreign tax refund	—		100		—
Investment securities sold	3,957		1,974		573
Prepaid directors’ expenses	1		—		—

Total Assets	172,871		205,428		183,235

Liabilities
Accrued management and investment advisory fees	65		204		167
Accrued distribution fees	2		N/A		N/A
Accrued other expenses	2		71		37
Cash overdraft	—		438		—
Payables:
Capital Shares reacquired	124		128		57
Investment securities purchased	3,948		2,647		1,463
Collateral obligation on securities loaned, at value	9,130		9,991		13,811

Total Liabilities	13,271		13,479		15,535

Net Assets Applicable to Outstanding Shares	$159,600		$191,949		$167,700

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$157,735		$183,897		$166,551
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,538		683		1,297
Accumulated undistributed (overdistributed) net realized gain (loss)	274		(1,805)		(8,192)
Net unrealized appreciation (depreciation) of investments	(1,947)		9,165		8,033
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		9		11

Total Net Assets	$159,600		$191,949		$167,700

Capital Stock (par value: $.01 a share):
Shares authorized	200,000		100,000		100,000
Net Asset Value Per Share:
Class 1: Net Assets	$148,191		$191,949		$167,700
Shares issued and outstanding	15,215		10,892		10,086
Net Asset Value per share	$9.74		$17.62		$16.63

Class 2: Net Assets	11,409		N/A		N/A
Shares issued and outstanding	1,177
Net Asset Value per share	$9.69

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

8

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

				LargeCap
	LargeCap Blend	LargeCap Growth		Growth
Amounts in thousands, except per share amounts	Account II(a)	Account(c)		Account I(b)

Investment in securities—at cost	$266,000	$272,713		$249,776

Assets
Investment in securities—at value	$246,750 (d)	$307,538	(d)	$258,708 (d)
Cash	792	11		3,052
Receivables:
Capital Shares sold	507	1,453		239
Dividends and interest	295	229		112
Investment securities sold	1,471	4,603		697
Variation margin on futures contracts	1	—		—

Total Assets	249,816	313,834		262,808

Liabilities
Accrued management and investment advisory fees	154	181		167
Accrued distribution fees	1	—		N/A
Accrued other expenses	4	1		—
Payables:
Capital Shares reacquired	158	102		160
Investment securities purchased	516	478		206
Collateral obligation on securities loaned, at value	9,926	348		4,723

Total Liabilities	10,759	1,110		5,256

Net Assets Applicable to Outstanding Shares	$239,057	$312,724		$257,552

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$261,660	$335,461		$270,260
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,392	923		(155)
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,732)	(58,485)		(21,485)
Net unrealized appreciation (depreciation) of investments	(19,263)	34,825		8,932

Total Net Assets	$239,057	$312,724		$257,552

Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000		100,000
Net Asset Value Per Share:
Class 1: Net Assets	$236,978	$311,586		$257,552
Shares issued and outstanding	34,401	19,633		14,392
Net Asset Value per share	$6.89	$15.87		$17.90

Class 2: Net Assets	2,079	1,138		N/A
Shares issued and outstanding	301	72
Net Asset Value per share	$6.90	$15.88

(a)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.

(b)	Effective June 13, 2008, Equity Growth Account changed its name to LargeCap Growth Account I.

(c)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.

(d)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

9

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	LargeCap S&P
	500 Index		LargeCap Value	LargeCap Value
Amounts in thousands, except per share amounts	Account(a)		Account(c)	Account II(b)

Investment in securities—at cost	$153,785		$229,007	$5,607

Assets
Investment in securities—at value	$166,358	(d)	$223,427 (d)	$4,936 (d)
Cash	—		67	276
Receivables:
Capital Shares sold	334		562	198
Dividends and interest	215		405	8
Investment securities sold	—		20,523	134
Variation margin on futures contracts	1,281		—	0
Prepaid directors’ expenses	—		—	1

Total Assets	168,188		244,984	5,553

Liabilities
Accrued management and investment advisory fees	35		114	5
Accrued other expenses	6		3	1
Cash overdraft	29		—	—
Payables:
Capital Shares reacquired	160		136	—
Indebtedness	—		405	—
Investment securities purchased	39		19,114	138
Variation margin on futures contracts	1,280		—	—
Collateral obligation on securities loaned, at value	5,318		4,858	144

Total Liabilities	6,867		24,630	288

Net Assets Applicable to Outstanding Shares	$161,321		$220,354	$5,265

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$148,125		$231,359	$5,957
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,592		2,396	50
Accumulated undistributed (overdistributed) net realized gain (loss)	(897)		(7,821)	(59)
Net unrealized appreciation (depreciation) of investments	12,501		(5,580)	(683)

Total Net Assets	$161,321		$220,354	$5,265

Capital Stock (par value: $.01 a share):
Shares authorized	100,000		100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$161,321		$220,354	$5,265
Shares issued and outstanding	17,677		8,388	571
Net Asset Value per share	$9.13		$26.27	$9.23

(a)	Effective June 13, 2008, LargeCap Stock Index Account changed its name to LargeCap S&P 500 Index Account.

(b)	Effective June 13, 2008, Equity Value Account changed its name to LargeCap Value Account II.

(c)	Effective June 13, 2008, Capital Value Account changed its name to LargeCap Value Account.

(d)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

10

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	LargeCap Value		MidCap Blend		MidCap Growth
Amounts in thousands, except per share amounts	Account III(d)		Account(a)		Account I(b)

Investment in securities—at cost	$211,824		$414,265		$74,318

Assets
Investment in securities—at value	$181,680	(c)	$463,812	(c)	$75,980 (c)
Cash	2,863		29		129
Receivables:
Capital Shares sold	4,731		201		68
Dividends and interest	333		119		53
Investment securities sold	4,014		1,301		1,944
Prepaid directors’ expenses	—		—		1
Prepaid expenses	—		1		—

Total Assets	193,621		465,463		78,175

Liabilities
Accrued management and investment advisory fees	119		207		54
Accrued directors expenses	—		2		—
Accrued other expenses	1		—		2
Payables:
Capital Shares reacquired	1		2,498		41
Investment securities purchased	1,760		340		1,806
Collateral obligation on securities loaned, at value	6,038		31,274		6,091

Total Liabilities	7,919		34,321		7,994

Net Assets Applicable to Outstanding Shares	$185,702		$431,142		$70,181

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$210,820		$361,288		$68,721
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,184		862		(20)
Accumulated undistributed (overdistributed) net realized gain (loss)	2,842		19,445		(182)
Net unrealized appreciation (depreciation) of investments	(30,144)		49,547		1,662

Total Net Assets	$185,702		$431,142		$70,181

Capital Stock (par value: $.01 a share):
Shares authorized	100,000		100,000		100,000
Net Asset Value Per Share:
Class 1: Net Assets	$185,702		$431,142		$70,181
Shares issued and outstanding	17,855		11,577		7,305
Net Asset Value per share	$10.40		$37.24		$9.61

(a)	Effective June 13, 2008, MidCap Account changed its name to MidCap Blend Account.

(b)	Effective June 13, 2008, MidCap Growth Account changed its name to MidCap Growth Account I.

(c)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(d)	Effective June 13, 2008, LargeCap Value Account changed its name to LargeCap Value Account III.
See accompanying notes.

11

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	MidCap Stock		MidCap Value	Money Market
Amounts in thousands, except per share amounts	Account		Account II(a)	Account

Investment in securities—at cost	$68,344		$152,612	$316,110

Assets
Investment in securities—at value	$78,317	(b)	$145,586 (b)	$316,110
Cash	10		1,092	8
Receivables:
Capital Shares sold	400		12	3,821
Dividends and interest	78		231	88
Investment securities sold	293		175	—
Prepaid directors’ expenses	1		1	1

Total Assets	79,099		147,097	320,028

Liabilities
Accrued management and investment advisory fees	40		120	115
Accrued distribution fees	2		N/A	2
Accrued other expenses	1		3	3
Payables:
Capital Shares reacquired	14		984	1,199
Investment securities purchased	476		178	—
Collateral obligation on securities loaned, at value	17,022		13,990	—

Total Liabilities	17,555		15,275	1,319

Net Assets Applicable to Outstanding Shares	$61,544		$131,822	$318,709

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$51,530		$144,663	$318,709
Accumulated undistributed (overdistributed) net investment income (operating loss)	345		622	—
Accumulated undistributed (overdistributed) net realized gain (loss)	(304)		(6,437)	—
Net unrealized appreciation (depreciation) of investments	9,973		(7,026)	—

Total Net Assets	$61,544		$131,822	$318,709

Capital Stock (par value: $.01 a share):
Shares authorized	200,000		100,000	1,500,000
Net Asset Value Per Share:
Class 1: Net Assets	$50,193		$131,822	$310,009
Shares issued and outstanding	4,744		10,180	310,009
Net Asset Value per share	$10.58		$12.95	$1.00

Class 2: Net Assets	11,351		N/A	8,700
Shares issued and outstanding	1,082			8,700
Net Asset Value per share	$10.49			$1.00

(a)	Effective June 13, 2008, MidCap Value Account changed its name to MidCap Value Account II.

(b)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

12

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	Mortgage	Principal	Principal
	Securities	LifeTime 2010	LifeTime 2020
Amounts in thousands, except per share amounts	Account	Account	Account

Investment in securities—at cost	$204,227	$—	$—

Investment in affiliated securities—at cost	$—	$53,913	$206,442

Assets
Investment in securities—at value	$202,237 (a)	$—	$—
Investment in affiliated securities—at value	—	46,737	177,576
Cash	11	—	—
Receivables:
Capital Shares sold	1,983	224	792
Dividends and interest	1,053	30	58
Investment securities sold	1	—	—
Prepaid directors’ expenses	1	—	1

Total Assets	205,286	46,991	178,427

Liabilities
Accrued management and investment advisory fees	79	5	19
Accrued other expenses	2	—	—
Payables:
Capital Shares reacquired	8	—	—
Investment securities purchased	3,017	—	—
Collateral obligation on securities loaned, at value	7,149	—	—

Total Liabilities	10,255	5	19

Net Assets Applicable to Outstanding Shares	$195,031	$46,986	$178,408

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$197,915	$51,995	$200,567
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,460	1,102	3,094
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,354)	1,065	3,613
Net unrealized appreciation (depreciation) of investments	(1,990)	(7,176)	(28,866)

Total Net Assets	$195,031	$46,986	$178,408

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$192,403	$46,986	$178,408
Shares issued and outstanding	19,318	4,327	15,725
Net Asset Value per share	$9.96	$10.86	$11.35

Class 2: Net Assets	2,628	N/A	N/A
Shares issued and outstanding	264
Net Asset Value per share	$9.96

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

13

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	Principal	Principal	Principal
	LifeTime 2030	LifeTime 2040	LifeTime 2050
Amounts in thousands, except per share amounts	Account	Account	Account

Investment in affiliated securities—at cost	$35,287	$18,541	$11,983

Assets
Investment in affiliated securities—at value	$30,309	$15,821	$10,322
Receivables:
Capital Shares sold	91	70	37
Dividends and interest	8	3	2
Prepaid directors’ expenses	1	1	1

Total Assets	30,409	15,895	10,362

Liabilities
Accrued management and investment advisory fees	3	2	1
Payables:
Capital Shares reacquired	1	—	—

Total Liabilities	4	2	1

Net Assets Applicable to Outstanding Shares	$30,405	$15,893	$10,361

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$34,436	$18,199	$11,753
Accumulated undistributed (overdistributed) net investment income (operating loss)	373	147	72
Accumulated undistributed (overdistributed) net realized gain (loss)	574	267	197
Net unrealized appreciation (depreciation) of investments	(4,978)	(2,720)	(1,661)

Total Net Assets	$30,405	$15,893	$10,361

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$30,405	$15,893	$10,361
Shares issued and outstanding	2,692	1,363	894
Net Asset Value per share	$11.29	$11.66	$11.59

See accompanying notes.

14

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	Principal
	LifeTime	Real Estate
	Strategic Income	Securities	SAM Balanced
Amounts in thousands, except per share amounts	Account	Account	Portfolio

Investment in securities—at cost	$—	$212,761	$—

Investment in affiliated securities—at cost	$25,685	$—	$562,816

Assets
Investment in securities—at value	$—	$195,588 (a)	$—
Investment in affiliated securities—at value	22,759	—	584,644
Cash	—	10	—
Receivables:
Capital Shares sold	230	478	8,260
Dividends and interest	29	687	233
Prepaid directors’ expenses	1	—	—

Total Assets	23,019	196,763	593,137

Liabilities
Accrued management and investment advisory fees	2	139	118
Accrued distribution fees	N/A	1	38
Accrued directors expenses	—	—	1
Accrued other expenses	—	1	—
Payables:
Capital Shares reacquired	1	19	309
Investment securities purchased	—	63	—
Collateral obligation on securities loaned, at value	—	14,178	—

Total Liabilities	3	14,401	466

Net Assets Applicable to Outstanding Shares	$23,016	$182,362	$592,671

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$24,727	$202,558	$536,791
Accumulated undistributed (overdistributed) net investment income (operating loss)	844	1,047	21,580
Accumulated undistributed (overdistributed) net realized gain (loss)	371	(4,070)	12,472
Net unrealized appreciation (depreciation) of investments	(2,926)	(17,173)	21,828

Total Net Assets	$23,016	$182,362	$592,671

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$23,016	$181,181	$415,459
Shares issued and outstanding	2,140	14,374	27,403
Net Asset Value per share	$10.76	$12.60	$15.16

Class 2: Net Assets	N/A	1,181	177,212
Shares issued and outstanding		93	11,767
Net Asset Value per share		$12.64	$15.06

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

15

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	SAM	SAM
	Conservative	Conservative
	Balanced	Growth	SAM Flexible
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Income Portfolio

Investment in affiliated securities—at cost	$81,133	$250,967	$124,588

Assets
Investment in affiliated securities—at value	$80,802	$266,957	$125,973
Receivables:
Capital Shares sold	2,382	822	1,087
Dividends and interest	42	61	71
Prepaid directors’ expenses	1	—	—

Total Assets	83,227	267,840	127,131

Liabilities
Accrued management and investment advisory fees	16	55	25
Accrued distribution fees	6	23	9
Payables:
Capital Shares reacquired	24	40	157

Total Liabilities	46	118	191

Net Assets Applicable to Outstanding Shares	$83,181	$267,722	$126,940

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$80,108	$235,531	$118,825
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,497	8,436	5,923
Accumulated undistributed (overdistributed) net realized gain (loss)	(93)	7,765	807
Net unrealized appreciation (depreciation) of investments	(331)	15,990	1,385

Total Net Assets	$83,181	$267,722	$126,940

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$56,968	$158,697	$81,609
Shares issued and outstanding	5,041	9,430	6,808
Net Asset Value per share	$11.30	$16.83	$11.99

Class 2: Net Assets	26,213	109,025	45,331
Shares issued and outstanding	2,337	6,522	3,809
Net Asset Value per share	$11.22	$16.72	$11.90

See accompanying notes.

16

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

	SAM Strategic
	Growth	Short-Term	Short-Term
Amounts in thousands, except per share amounts	Portfolio	Bond Account	Income Account

Investment in securities—at cost	$—	$177,404	$77,694

Investment in affiliated securities—at cost	$129,489	$—	$—

Assets
Investment in securities—at value	$—	$164,892 (a)	$77,615 (a)
Investment in affiliated securities—at value	134,678	—	—
Cash	—	150	11
Receivables:
Capital Shares sold	544	36	690
Dividends and interest	28	1,580	674
Investment securities sold	—	370	—
Unrealized gain on swap agreements	—	6	—
Variation margin on futures contracts	—	1	—
Prepaid directors’ expenses	—	1	1

Total Assets	135,250	167,036	78,991

Liabilities
Accrued management and investment advisory fees	28	60	28
Accrued distribution fees	15	N/A	—
Accrued other expenses	—	3	1
Payables:
Capital Shares reacquired	55	148	20
Investment securities purchased	—	17	—
Swap premiums received	—	21	—
Variation margin on futures contracts	—	—	4
Collateral obligation on securities loaned, at value	—	15,411	10,735

Total Liabilities	98	15,660	10,788

Net Assets Applicable to Outstanding Shares	$135,152	$151,376	$68,203

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$125,856	$161,567	$67,591
Accumulated undistributed (overdistributed) net investment income (operating loss)	3,453	3,908	1,472
Accumulated undistributed (overdistributed) net realized gain (loss)	654	(1,608)	(763)
Net unrealized appreciation (depreciation) of investments	5,189	(12,491)	(97)

Total Net Assets	$135,152	$151,376	$68,203

Capital Stock (par value: $.01 a share):
Shares authorized	200,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$64,194	$151,376	$66,245
Shares issued and outstanding	3,648	16,052	26,833
Net Asset Value per share	$17.60	$9.43	$2.47

Class 2: Net Assets	70,958	N/A	1,958
Shares issued and outstanding	4,054		796
Net Asset Value per share	$17.50		$2.46

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

17

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)

		SmallCap
	SmallCap Blend	Growth Account	SmallCap Value
Amounts in thousands, except per share amounts	Account(a)	II(b)	Account I(c)

Investment in securities—at cost	$97,388	$110,901	$188,960

Assets
Investment in securities—at value	$96,216 (d)	$110,377 (d)	$174,098 (d)
Cash	10	3,978	3,421
Receivables:
Capital Shares sold	143	247	950
Dividends and interest	87	19	296
Expense reimbursement from Manager	—	—	13
Investment securities sold	923	838	9,860
Prepaid directors’ expenses	1	1	—

Total Assets	97,380	115,460	188,638

Liabilities
Accrued management and investment advisory fees	56	77	144
Accrued distribution fees	N/A	1	—
Accrued other expenses	4	7	5
Payables:
Capital Shares reacquired	98	48	3
Investment securities purchased	873	1,559	3,648
Variation margin on futures contracts	—	—	86
Collateral obligation on securities loaned, at value	19,958	22,647	32,951

Total Liabilities	20,989	24,339	36,837

Net Assets Applicable to Outstanding Shares	$76,391	$91,121	$151,801

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$81,692	$125,679	$173,202
Accumulated undistributed (overdistributed) net investment income (operating loss)	138	(290)	762
Accumulated undistributed (overdistributed) net realized gain (loss)	(4,267)	(33,744)	(7,076)
Net unrealized appreciation (depreciation) of investments	(1,172)	(524)	(15,087)

Total Net Assets	$76,391	$91,121	$151,801

Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$76,391	$87,742	$151,640
Shares issued and outstanding	9,705	8,540	12,089
Net Asset Value per share	$7.87	$10.27	$12.54

Class 2: Net Assets	N/A	3,379	161
Shares issued and outstanding		330	13
Net Asset Value per share		$10.23	$12.55

(a)	Effective June 13, 2008, SmallCap Account changed its name to SmallCap Blend Account.

(b)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.

(c)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.

(d)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

18

Statement of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
 June 30, 2008 (unaudited)

	West Coast
Amounts in thousands, except per share amounts	Equity Account

Investment in securities—at cost	$87,053

Assets
Investment in securities—at value	$118,747	(a)
Cash	10
Receivables:
Capital Shares sold	578
Dividends and interest	86
Investment securities sold	133
Prepaid directors’ expenses	1

Total Assets	119,555

Liabilities
Accrued management and investment advisory fees	59
Accrued distribution fees	2
Accrued other expenses	3
Payables:
Capital Shares reacquired	48
Investment securities purchased	50
Collateral obligation on securities loaned, at value	9,169

Total Liabilities	9,331

Net Assets Applicable to Outstanding Shares	$110,224

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$76,203
Accumulated undistributed (overdistributed) net investment income (operating loss)	378
Accumulated undistributed (overdistributed) net realized gain (loss)	1,949
Net unrealized appreciation (depreciation) of investments	31,694

Total Net Assets	$110,224

Capital Stock (par value: $.01 a share):
Shares authorized	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$98,109
Shares issued and outstanding	4,838
Net Asset Value per share	$20.28

Class 2: Net Assets	12,115
Shares issued and outstanding	601
Net Asset Value per share	$20.16

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.
See accompanying notes.

19

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

			Bond & Mortgage
	Asset Allocation		Securities
Amounts in thousands	Account	Balanced Account	Account(a)

Net Investment Income (Operating Loss)
Income:
Dividends	$678	$546	$390
Withholding tax	(48)	—	—
Interest	640	1,043	12,516
Securities lending	—	50	510

Total Income	1,270	1,639	13,416

Expenses:
Management and investment advisory fees	381	281	937
Custodian fees	13	15	8
Directors’ expenses	2	2	6
Other expenses	—	1	1

Total Expenses	396	299	952

Net Investment Income (Operating Loss)	874	1,340	12,464

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	4,429	(685)	(679)
Foreign currency transactions	637	—	—
Futures contracts	(874)	—	170
Swap agreements	—	—	(733)
Change in unrealized appreciation/depreciation of:
Investments	(12,066)	(9,010)	(30,580)
Futures contracts	(403)	—	131
Swap agreements	—	—	1
Translation of assets and liabilities in foreign currencies	302	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(7,975)	(9,695)	(31,690)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,101)	$(8,355)	$(19,226)

(a)	Effective June 13, 2008, Bond Account changed its name to Bond & Mortgage Securities Account.
See accompanying notes.

20

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	Diversified		Government &
	International	Equity Income	High Quality Bond
Amounts in thousands	Account	Account(a)	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$10,063	$6,783	$—
Withholding tax	(1,159)	—	—
Interest	38	344	7,880
Securities lending	367	95	326

Total Income	9,309	7,222	8,206

Expenses:
Management and investment advisory fees	2,133	1,280	705
Distribution Fees — Class 2	9	81	N/A
Custodian fees	205	2	2
Directors’ expenses	5	6	5
Other expenses	8	1	3

Total Expenses	2,360	1,370	715

Net Investment Income (Operating Loss)	6,949	5,852	7,491

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign tax refund of $8, $0 and $0, respectively)	(14,272)	(25,532)	(10)
Foreign currency transactions	(101)	—	—
Futures contracts	—	—	317
Options and swaptions	—	—	72
Swap agreements	—	—	1,082
Change in unrealized appreciation/depreciation of:
Investments	(45,226)	(62,862)	(8,737)
Futures contracts	—	—	(208)
Swap agreements	—	—	(291)
Translation of assets and liabilities in foreign currencies	31	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(59,568)	(88,394)	(7,775)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,619)	$(82,542)	$(284)

(a)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.
See accompanying notes.

21

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

		International
		Emerging Markets	International
Amounts in thousands	Income Account	Account	SmallCap Account

Net Investment Income (Operating Loss)
Income:
Dividends	$38	$2,820	$3,011
Withholding tax	—	(291)	(338)
Interest	5,269	4	31
Securities lending	38	35	133

Total Income	5,345	2,568	2,837

Expenses:
Management and investment advisory fees	424	1,261	1,021
Distribution Fees — Class 2	16	N/A	N/A
Custodian fees	2	126	86
Directors’ expenses	1	3	3
Other expenses	—	21	2

Total Expenses	443	1,411	1,112

Net Investment Income (Operating Loss)	4,902	1,157	1,725

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign tax refund of $0, $4 and $0, respectively)	253	(1,482)	(8,114)
Foreign currency transactions	—	(317)	3
Change in unrealized appreciation/depreciation of:
Investments	(4,277)	(24,793)	(12,568)
Translation of assets and liabilities in foreign currencies	—	4	9

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(4,024)	(26,588)	(20,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	$878	$(25,431)	$(18,945)

See accompanying notes.

22

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	LargeCap Blend	LargeCap Growth	LargeCap Growth
Amounts in thousands	Account II(b)	Account(c)	Account I(a)

Net Investment Income (Operating Loss)
Income:
Dividends	$2,311	$1,879	$851
Interest	4	195	5
Securities lending	16	4	6

Total Income	2,331	2,078	862

Expenses:
Management and investment advisory fees	940	1,146	1,009
Distribution Fees — Class 2	3	2	N/A
Custodian fees	5	2	3
Directors’ expenses	4	3	4
Other expenses	—	2	1

Total Expenses	952	1,155	1,017

Net Investment Income (Operating Loss)	1,379	923	(155)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(2,980)	(1,418)	(759)
Futures contracts	(220)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(25,957)	(43,858)	(26,843)
Futures contracts	3	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(29,154)	(45,276)	(27,602)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(27,775)	$(44,353)	$(27,757)

(a)	Effective June 13, 2008, Equity Growth Account changed its name to LargeCap Growth Account I.

(b)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.

(c)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.
See accompanying notes.

23

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands	Index Account(c)	Account(a)	Account II(b)

Net Investment Income (Operating Loss)
Income:
Dividends	$1,776	$3,106	$74
Interest	33	4	—
Securities lending	10	3	—

Total Income	1,819	3,113	74

Expenses:
Management and investment advisory fees	218	722	22
Custodian fees	6	4	2
Directors’ expenses	3	4	1
Other expenses	2	4	—

Total Gross Expenses	229	734	25
Less: Reimbursement from Manager — Class 1	—	—	1

Total Net Expenses	229	734	24

Net Investment Income (Operating Loss)	1,590	2,379	50

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	475	(6,538)	(10)
Futures contracts	(366)	—	(20)
Change in unrealized appreciation/depreciation of:
Investments	(24,497)	(26,315)	(860)
Futures contracts	(115)	—	(10)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(24,503)	(32,853)	(900)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(22,913)	$(30,474)	$(850)

(a)	Effective June 13, 2008, Capital Value Account changed its name to LargeCap Value Account.

(b)	Effective June 13, 2008, Equity Value Account changed its name to LargeCap Value Account II.

(c)	Effective June 13, 2008, LargeCap Stock Index Account changed its name to LargeCap S&P 500 Index Account.
See accompanying notes.

24

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	LargeCap Value	MidCap Blend	MidCap Growth
Amounts in thousands	Account III(c)	Account(a)	Account I(b)

Net Investment Income (Operating Loss)
Income:
Dividends	$2,915	$2,026	$286
Interest	5	118	—
Securities lending	21	52	8

Total Income	2,941	2,196	294

Expenses:
Management and investment advisory fees	750	1,238	324
Custodian fees	2	1	3
Directors’ expenses	4	8	2
Other expenses	—	1	—

Total Expenses	756	1,248	329

Net Investment Income (Operating Loss)	2,185	948	(35)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	3,214	19,474	(148)
Foreign currency transactions	—	4	—
Change in unrealized appreciation/depreciation of:
Investments	(44,633)	(27,395)	(4,595)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(41,419)	(7,917)	(4,743)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(39,234)	$(6,969)	$(4,778)

(a)	Effective June 13, 2008, MidCap Account changed its name to MidCap Blend Account.

(b)	Effective June 13, 2008, MidCap Growth Account changed its name to MidCap Growth Account I.

(c)	Effective June 13, 2008, LargeCap Value Account changed its name to LargeCap Value Account III.
See accompanying notes.

25

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	MidCap Stock	MidCap Value	Money Market
Amounts in thousands	Account	Account II(a)	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$546	$1,261	$—
Interest	45	4	5,265
Securities lending	18	15	—

Total Income	609	1,280	5,265

Expenses:
Management and investment advisory fees	262	718	690
Distribution Fees — Class 2	15	N/A	10
Custodian fees	2	5	4
Directors’ expenses	1	3	4
Other expenses	—	—	1

Total Expenses	280	726	709

Net Investment Income (Operating Loss)	329	554	4,556

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	115	(3,319)	—
Change in unrealized appreciation/depreciation of:
Investments	(6,477)	(9,017)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(6,362)	(12,336)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,033)	$(11,782)	$4,556

(a)	Effective June 13, 2008, MidCap Value Account changed its name to MidCap Value Account II.
See accompanying notes.

26

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	Mortgage	Principal LifeTime	Principal LifeTime
Amounts in thousands	Securities Account	2010 Account	2020 Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$—	$1,132	$3,207
Interest	5,371	—	—
Securities lending	26	—	—

Total Income	5,397	1,132	3,207
Expenses:
Management and investment advisory fees	522	29	109
Distribution Fees — Class 2	4	N/A	N/A
Custodian fees	2	—	—
Directors’ expenses	1	1	3

Total Expenses	529	30	112

Net Investment Income (Operating Loss)	4,868	1,102	3,095

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	231	—	—
Investment transactions in affiliates	—	(9)	(92)
Other investment companies	—	1,092	3,722
Change in unrealized appreciation/depreciation of:
Investments	(1,642)	—	—
Investments in affiliates	—	(5,418)	(21,443)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(1,411)	(4,335)	(17,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,457	$(3,233)	$(14,718)

See accompanying notes.

27

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2030 Account	2040 Account	2050 Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$393	$157	$77

Total Income	393	157	77
Expenses:
Management and investment advisory fees	19	9	6
Directors’ expenses	1	1	—

Total Gross Expenses	20	10	6
Less: Reimbursement from Manager — Class 1	—	—	1

Total Net Expenses	20	10	5

Net Investment Income (Operating Loss)	373	147	72

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(17)	(45)	(3)
Other investment companies	595	317	206
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(3,726)	(2,018)	(1,239)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(3,148)	(1,746)	(1,036)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,775)	$(1,599)	$(964)

See accompanying notes.

28

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	Principal LifeTime
	Strategic Income	Real Estate	SAM Balanced
Amounts in thousands	Account	Securities Account	Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$858	$—	$22,564
Dividends	—	1,897	—
Interest	—	44	—
Securities lending	—	17	—

Total Income	858	1,958	22,564
Expenses:
Management and investment advisory fees	13	857	735
Distribution Fees — Class 2	N/A	2	239
Custodian fees	—	2	—
Directors’ expenses	1	3	11
Other expenses	—	—	1

Total Expenses	14	864	986

Net Investment Income (Operating Loss)	844	1,094	21,578

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	890	—
Investment transactions in affiliates	(3)	—	104
Other investment companies	382	—	22,350
Change in unrealized appreciation/depreciation of:
Investments	—	(8,262)	—
Investments in affiliates	(2,414)	—	(89,212)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(2,035)	(7,372)	(66,758)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,191)	$(6,278)	$(45,180)

See accompanying notes.

29

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	SAM Conservative	SAM Conservative	SAM Flexible
Amounts in thousands	Balanced Portfolio	Growth Portfolio	Income Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$3,628	$8,957	$6,166

Total Income	3,628	8,957	6,166
Expenses:
Management and investment advisory fees	95	369	178
Distribution Fees — Class 2	35	145	62
Directors’ expenses	2	6	2
Other expenses	—	1	—

Total Expenses	132	521	242

Net Investment Income (Operating Loss)	3,496	8,436	5,924

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(876)	1,475	(134)
Other investment companies	2,102	15,322	2,168
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(8,061)	(58,098)	(11,797)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(6,835)	(41,301)	(9,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,339)	$(32,865)	$(3,839)

See accompanying notes.

30

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	SAM Strategic	Short-Term Bond	Short-Term
Amounts in thousands	Growth Portfolio	Account	Income Account

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$3,757	$—	$—
Interest	—	4,169	1,646
Securities lending	—	119	15

Total Income	3,757	4,288	1,661
Expenses:
Management and investment advisory fees	206	373	182
Distribution Fees — Class 2	92	N/A	2
Custodian fees	—	4	2
Directors’ expenses	4	3	1

Total Expenses	302	380	187

Net Investment Income (Operating Loss)	3,455	3,908	1,474

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	(138)	(161)
Investment transactions in affiliates	(3,157)	—	—
Futures contracts	—	231	(68)
Other investment companies	8,673	—	—
Swap agreements	—	(100)	—
Change in unrealized appreciation/depreciation of:
Investments	—	(9,450)	102
Investments in affiliates	(32,785)	—	—
Futures contracts	—	39	3
Swap agreements	—	6	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(27,269)	(9,412)	(124)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,814)	$(5,504)	$1,350

See accompanying notes.

31

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

	SmallCap Blend	SmallCap Growth	SmallCap Value
Amounts in thousands	Account(a)	Account II(b)	Account I(c)

Net Investment Income (Operating Loss)
Income:
Dividends	$404	$107	$1,441
Interest	18	5	11
Securities lending	37	57	86

Total Income	459	169	1,538
Expenses:
Management and investment advisory fees	345	464	872
Distribution Fees — Class 2	N/A	4	—
Custodian fees	4	9	12
Directors’ expenses	2	2	3
Other expenses	—	—	3

Total Expenses	351	479	890
Less: Reimbursement from Manager — Class 1	—	1	76

Total Net Expenses	—	478	814

Net Investment Income (Operating Loss)	108	(309)	724

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(4,198)	(4,957)	(3,950)
Futures contracts	—	—	(237)
Change in unrealized appreciation/depreciation of:
Investments	(5,117)	(5,214)	(14,065)
Futures contracts	—	—	(226)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(9,315)	(10,171)	(18,478)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,207)	$(10,480)	$(17,754)

(a)	Effective June 13, 2008, SmallCap Account changed its name to SmallCap Blend Account.

(b)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.

(c)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.
See accompanying notes.

32

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended June 30, 2008 (unaudited)

West Coast Equity
Amounts in thousands	Account

Net Investment Income (Operating Loss)
Income:
Dividends	$693
Interest	28
Securities lending	30

Total Income	751
Expenses:
Management and investment advisory fees	380
Distribution Fees — Class 2	17
Custodian fees	3
Directors’ expenses	2

Total Expenses	402

Net Investment Income (Operating Loss)	349

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	2,413
Change in unrealized appreciation/depreciation of:
Investments	(17,463)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(15,050)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,701)

See accompanying notes.

33

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Asset Allocation Account		Balanced Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$874	$2,024	$1,340	$2,872
Net realized gain (loss) from investment transactions and foreign currency transactions	4,192	7,512	(685)	8,331
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(12,167)	1,970	(9,010)	(5,329)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,101)	11,506	(8,355)	5,874

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,564)	(1,435)	(2,956)	(2,869)
From net realized gain on investments:
Class 1	(6,987)	(4,533)	(3,470)	—

Total Dividends and Distributions	(9,551)	(5,968)	(6,426)	(2,869)

Capital Share Transactions
Shares sold:
Class 1	5,179	9,214	1,083	5,202
Shares issued in reinvestment of dividends and distributions:
Class 1	9,551	5,968	6,426	2,869
Shares redeemed:
Class 1	(10,638)	(19,820)	(11,918)	(18,001)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,092	(4,638)	(4,409)	(9,930)

Total Increase (Decrease)	(12,560)	900	(19,190)	(6,925)

Net Assets
Beginning of period	103,281	102,381	105,283	112,208

End of period (including undistributed net investment income as set forth below) .	$90,721	$103,281	$86,093	$105,283

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,623	$2,673	$1,283	$2,864

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	366	634	69	313
Shares issued in reinvestment of dividends and distributions:
Class 1	736	421	432	171
Shares redeemed:
Class 1	(752)	(1,367)	(760)	(1,081)

Net Increase (Decrease)	350	(312)	(259)	(597)

See accompanying notes.

34

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

	Bond & Mortgage Securities
Amounts in thousands	Account(a)		Diversified International Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$12,464	$25,112	$6,949	$8,050
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,242)	131	(14,373)	102,815
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(30,448)	(10,328)	(45,195)	(22,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,226)	14,915	(52,619)	88,146

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(25,851)	(19,521)	(7,552)	(5,481)
Class 2	N/A	N/A	(85)	(41)
From net realized gain on investments:
Class 1	—	—	(99,649)	(53,129)
Class 2	N/A	N/A	(1,354)	(554)

Total Dividends and Distributions	(25,851)	(19,521)	(108,640)	(59,205)

Capital Share Transactions
Shares sold:
Class 1	27,647	99,869	29,045	77,996
Class 2	N/A	N/A	216	4,241
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	142,947
Class 2	N/A	N/A	N/A	5,229
Shares issued in reinvestment of dividends and distributions:
Class 1	25,851	19,521	107,201	58,610
Class 2	N/A	N/A	1,439	595
Shares redeemed:
Class 1	(39,484)	(55,821)	(63,172)	(140,805)
Class 2	N/A	N/A	(860)	(2,357)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	14,014	63,569	73,869	146,456

Total Increase (Decrease)	(31,063)	58,963	(87,390)	175,397

Net Assets
Beginning of period	473,797	414,834	584,417	409,020

End of period (including undistributed net investment income as set forth below) .	$442,734	$473,797	$497,027	$584,417

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$11,487	$24,908	$6,779	$7,568

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,357	8,329	1,499	3,647
Class 2	N/A	N/A	11	199
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	7,056
Class 2	N/A	N/A	N/A	258
Shares issued in reinvestment of dividends and distributions:
Class 1	2,361	1,671	6,493	2,787
Class 2	N/A	N/A	87	28
Shares redeemed:
Class 1	(3,403)	(4,708)	(3,284)	(6,710)
Class 2	N/A	N/A	(44)	(113)

Net Increase (Decrease)	1,315	5,292	4,762	7,152

(a)	Effective June 13, 2008, Bond Account changed its name to Bond & Mortgage Securities Account.
See accompanying notes.

35

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

			Government & High Quality Bond
Amounts in thousands	Equity Income Account(a)		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$5,852	$11,605	$7,491	$14,971
Net realized gain (loss) from investment transactions and foreign currency transactions	(25,532)	29,526	1,461	(642)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(62,862)	(11,790)	(9,236)	457

Net Increase (Decrease) in Net Assets Resulting from Operations	(82,542)	29,341	(284)	14,786

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(10,050)	(5,037)	(15,001)	(14,132)
Class 2	(1,288)	(561)	N/A	N/A
From net realized gain on investments:
Class 1	(30,043)	(23,426)	—	—
Class 2	(4,327)	(3,562)	N/A	N/A

Total Dividends and Distributions	(45,708)	(32,586)	(15,001)	(14,132)

Capital Share Transactions
Shares sold:
Class 1	46,470	108,652	30,202	38,603
Class 2	1,640	12,926	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	163,558	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	40,093	28,463	15,001	14,132
Class 2	5,615	4,123	N/A	N/A
Shares redeemed:
Class 1	(75,222)	(80,222)	(34,738)	(44,077)
Class 2	(10,063)	(9,951)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	8,533	227,549	10,465	8,658

Total Increase (Decrease)	(119,717)	224,304	(4,820)	9,312

Net Assets
Beginning of period	590,580	366,276	314,515	305,203

End of period (including undistributed net investment income as set forth below) .	$470,863	$590,580	$309,695	$314,515

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$6,149	$11,631	$7,497	$14,998

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,700	5,504	2,630	3,451
Class 2	95	655	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	8,474	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	2,463	1,417	1,383	1,295
Class 2	347	207	N/A	N/A
Shares redeemed:
Class 1	(4,306)	(4,070)	(3,066)	(3,914)
Class 2	(573)	(509)	N/A	N/A

Net Increase (Decrease)	726	11,678	947	832

(a)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.
See accompanying notes.

36

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

			International Emerging Markets
Amounts in thousands	Income Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$4,902	$11,078	$1,157	$1,869
Net realized gain (loss) from investment transactions and foreign currency transactions	253	544	(1,799)	56,270
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(4,277)	(442)	(24,789)	6,062

Net Increase (Decrease) in Net Assets Resulting from Operations	878	11,180	(25,431)	64,201

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(10,514)	(11,182)	(1,805)	(1,739)
Class 2	(821)	(924)	N/A	N/A
From net realized gain on investments:
Class 1	(192)	(261)	(55,894)	(14,901)
Class 2	(16)	(23)	N/A	N/A

Total Dividends and Distributions	(11,543)	(12,390)	(57,699)	(16,640)

Capital Share Transactions
Shares sold:
Class 1	20,425	15,103	17,090	69,184
Class 2	360	1,067	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	10,706	11,443	57,699	16,640
Class 2	837	947	N/A	N/A
Shares redeemed:
Class 1	(43,547)	(37,728)	(26,274)	(28,032)
Class 2	(2,384)	(4,956)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(13,603)	(14,124)	48,515	57,792

Total Increase (Decrease)	(24,268)	(15,334)	(34,615)	105,353

Net Assets
Beginning of period	183,868	199,202	226,564	121,211

End of period (including undistributed net investment income as set forth below) .	$159,600	$183,868	$191,949	$226,564

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$3,538	$9,993	$683	$1,648

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,959	1,447	694	2,987
Class 2	34	102	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,097	1,143	3,076	733
Class 2	86	95	N/A	N/A
Shares redeemed:
Class 1	(4,134)	(3,614)	(1,085)	(1,171)
Class 2	(230)	(480)	N/A	N/A

Net Increase (Decrease)	(1,188)	(1,307)	2,685	2,549

See accompanying notes.

37

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	International SmallCap Account		LargeCap Blend Account II(a)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$1,725	$2,332	$1,379	$3,139
Net realized gain (loss) from investment transactions and foreign currency transactions	(8,111)	31,244	(3,200)	108,333
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(12,559)	(16,865)	(25,954)	(87,046)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,945)	16,711	(27,775)	24,426

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,978)	(3,000)	(3,105)	(1,788)
Class 2	N/A	N/A	(21)	(16)
From net realized gain on investments:
Class 1	(29,450)	(33,929)	(96,559)	(8,971)
Class 2	N/A	N/A	(848)	(128)

Total Dividends and Distributions	(32,428)	(36,929)	(100,533)	(10,903)

Capital Share Transactions
Shares sold:
Class 1	8,650	30,301	12,147	45,399
Class 2	N/A	N/A	87	370
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	249,645
Class 2	N/A	N/A	N/A	3,748
Shares issued in reinvestment of dividends and distributions:
Class 1	32,428	36,929	99,664	10,759
Class 2	N/A	N/A	869	144
Shares redeemed:
Class 1	(20,892)	(31,248)	(19,090)	(250,201)
Class 2	N/A	N/A	(465)	(1,603)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	20,186	35,982	93,212	58,261

Total Increase (Decrease)	(31,187)	15,764	(35,096)	71,784

Net Assets
Beginning of period	198,887	183,123	274,153	202,369

End of period (including undistributed net investment income as set forth below) .	$167,700	$198,887	$239,057	$274,153

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,297	$2,474	$1,392	$3,139

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	431	1,224	1,109	3,562
Class 2	N/A	N/A	7	30
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	20,130
Class 2	N/A	N/A	N/A	302
Shares issued in reinvestment of dividends and distributions:
Class 1	1,840	1,536	13,486	828
Class 2	N/A	N/A	117	11
Shares redeemed:
Class 1	(1,056)	(1,287)	(1,751)	(19,198)
Class 2	N/A	N/A	(40)	(126)

Net Increase (Decrease)	1,215	1,473	12,928	5,539

(a)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.
See accompanying notes.

38

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	LargeCap Growth Account(a)		LargeCap Growth Account I(b)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$923	$1,507	$(155)	$402
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,418)	57,766	(759)	26,135
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(43,858)	36,283	(26,843)	(3,033)

Net Increase (Decrease) in Net Assets Resulting from Operations	(44,353)	95,556	(27,757)	23,504

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,454)	(773)	(401)	(1,572)
Class 2	(2)	—	N/A	N/A

Total Dividends and Distributions	(1,456)	(773)	(401)	(1,572)

Capital Share Transactions
Shares sold:
Class 1	27,574	37,393	6,272	18,012
Class 2	86	438	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	302,213	N/A	38,615
Class 2	N/A	1,176	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,454	773	401	1,572
Class 2	2	—	N/A	N/A
Shares redeemed:
Class 1	(67,513)	(168,034)	(22,186)	(48,979)
Class 2	(168)	(511)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(38,565)	173,448	(15,513)	9,220

Total Increase (Decrease)	(84,374)	268,231	(43,671)	31,152

Net Assets
Beginning of period	397,098	128,867	301,223	270,071

End of period (including undistributed net investment income as set forth below) .	$312,724	$397,098	$257,552	$301,223

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$923	$1,457	$(155)	$401

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,711	2,409	346	925
Class 2	5	28	N/A	N/A
Shares issued in acquisition:
Class 1	N/A	20,724	N/A	2,009
Class 2	N/A	81	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	88	49	21	79
Shares redeemed:
Class 1	(4,255)	(9,939)	(1,220)	(2,524)
Class 2	(10)	(32)	N/A	N/A

Net Increase (Decrease)	(2,461)	13,320	(853)	489

(a)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.

(b)	Effective June 13, 2008, Equity Growth Account changed its name to LargeCap Growth Account I.
See accompanying notes.

39

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	LargeCap S&P 500 Index Account(a)		LargeCap Value Account(b)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$1,590	$3,691	$2,379	$4,929
Net realized gain (loss) from investment transactions and foreign currency transactions	109	7,442	(6,538)	28,009
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(24,612)	1,210	(26,315)	(32,560)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,913)	12,343	(30,474)	378

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(3,668)	(3,267)	(4,911)	(4,680)
From net realized gain on investments:
Class 1	(3,811)	—	(29,007)	(16,889)

Total Dividends and Distributions	(7,479)	(3,267)	(33,918)	(21,569)

Capital Share Transactions
Shares sold:
Class 1	7,086	29,834	5,603	21,156
Shares issued in reinvestment of dividends and distributions:
Class 1	7,479	3,267	33,918	21,569
Shares redeemed:
Class 1	(18,341)	(68,015)	(25,126)	(43,686)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,776)	(34,914)	14,395	(961)

Total Increase (Decrease)	(34,168)	(25,838)	(49,997)	(22,152)

Net Assets
Beginning of period	195,489	221,327	270,351	292,503

End of period (including undistributed net investment income as set forth below) .	$161,321	$195,489	$220,354	$270,351

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,592	$3,689	$2,396	$4,928

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	706	2,756	179	573
Shares issued in reinvestment of dividends and distributions:
Class 1	763	292	1,207	576
Shares redeemed:
Class 1	(1,837)	(6,210)	(790)	(1,191)

Net Increase (Decrease)	(368)	(3,162)	596	(42)

(a)	Effective June 13, 2008, LargeCap Stock Index Account changed its name to LargeCap S&P 500 Index Account.

(b)	Effective June 13, 2008, Capital Value Account changed its name to LargeCap Value Account.
See accompanying notes.

40

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	LargeCap Value Account II(a)		LargeCap Value Account III(b)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$50	$107	$2,185	$4,206
Net realized gain (loss) from investment transactions and foreign currency transactions	(30)	652	3,214	7,608
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(870)	(779)	(44,633)	(20,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	(850)	(20)	(39,234)	(8,861)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1)	(106)	(4,163)	(2,794)
From net realized gain on investments:
Class 1	(235)	(462)	(8,023)	(7,659)

Total Dividends and Distributions	(236)	(568)	(12,186)	(10,453)

Capital Share Transactions
Shares sold:
Class 1	832	2,068	19,614	52,793
Shares issued in reinvestment of dividends and distributions:
Class 1	236	563	12,186	10,453
Shares redeemed:
Class 1	(242)	(3,024)	(16,362)	(22,993)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	826	(393)	15,438	40,253

Total Increase (Decrease)	(260)	(981)	(35,982)	20,939

Net Assets
Beginning of period	5,525	6,506	221,684	200,745

End of period (including undistributed net investment income as set forth below) .	$5,265	$5,525	$185,702	$221,684

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$50	$1	$2,184	$4,162

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	83	161	1,667	3,642
Shares issued in reinvestment of dividends and distributions:
Class 1	23	50	1,062	691
Shares redeemed:
Class 1	(23)	(228)	(1,332)	(1,577)

Net Increase (Decrease)	83	(17)	1,397	2,756

(a)	Effective June 13, 2008, Equity Value Account changed its name to LargeCap Value Account II.

(b)	Effective June 13, 2008, LargeCap Value Account changed its name to LargeCap Value Account III.
See accompanying notes.

41

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	MidCap Blend Account(a)		MidCap Growth Account I(b)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$948	$2,341	$(35)	$68
Net realized gain (loss) from investment transactions and foreign currency transactions	19,478	44,762	(148)	9,021
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(27,395)	(4,131)	(4,595)	(1,201)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,969)	42,972	(4,778)	7,888

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(2,431)	(2,940)	(53)	(89)
From net realized gain on investments:
Class 1	(44,758)	(43,354)	(9,049)	(10,107)

Total Dividends and Distributions	(47,189)	(46,294)	(9,102)	(10,196)

Capital Share Transactions
Shares sold:
Class 1	10,214	34,586	3,139	9,289
Shares issued in reinvestment of dividends and distributions:
Class 1	47,189	46,294	9,102	10,196
Shares redeemed:
Class 1	(44,690)	(62,620)	(8,062)	(12,141)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	12,713	18,260	4,179	7,344

Total Increase (Decrease)	(41,445)	14,938	(9,701)	5,036

Net Assets
Beginning of period	472,587	457,649	79,882	74,846

End of period (including undistributed net investment income as set forth below)	$431,142	$472,587	$70,181	$79,882

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$862	$2,341	$(20)	$68

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	251	801	291	767
Shares issued in reinvestment of dividends and distributions:
Class 1	1,207	1,056	891	851
Shares redeemed:
Class 1	(1,119)	(1,449)	(755)	(1,004)

Net Increase (Decrease)	339	408	427	614

(a)	Effective June 13, 2008, MidCap Account changed its name to MidCap Blend Account.

(b)	Effective June 13, 2008, MidCap Growth Account changed its name to MidCap Growth Account I.
See accompanying notes.

42

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	MidCap Stock Account		MidCap Value Account II(a)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$329	$1,049	$554	$1,123
Net realized gain (loss) from investment transactions and foreign currency transactions	115	15,431	(3,319)	7,051
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(6,477)	(23,154)	(9,017)	(10,489)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,033)	(6,674)	(11,782)	(2,315)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(804)	(766)	(1,054)	(981)
Class 2	(154)	(88)	N/A	N/A
From net realized gain on investments:
Class 1	(12,628)	(5,437)	(10,117)	(12,660)
Class 2	(2,887)	(883)	N/A	N/A

Total Dividends and Distributions	(16,473)	(7,174)	(11,171)	(13,641)

Capital Share Transactions
Shares sold:
Class 1	5,122	6,629	7,587	30,324
Class 2	871	5,401	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	13,432	6,203	11,171	13,641
Class 2	3,041	971	N/A	N/A
Shares redeemed:
Class 1	(17,043)	(37,840)	(14,901)	(19,207)
Class 2	(967)	(3,534)	N/A	N/A

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,456	(22,170)	3,857	24,758

Total Increase (Decrease)	(18,050)	(36,018)	(19,096)	8,802

Net Assets
Beginning of period	79,594	115,612	150,918	142,116

End of period (including undistributed net investment income as set forth below)	$61,544	$79,594	$131,822	$150,918

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$345	$1,073	$622	$1,122

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	366	386	534	1,822
Class 2	63	313	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,166	334	799	785
Class 2	266	53	N/A	N/A
Shares redeemed:
Class 1	(1,203)	(2,160)	(1,064)	(1,172)
Class 2	(70)	(213)	N/A	N/A

Net Increase (Decrease)	588	(1,287)	269	1,435

(a)	Effective June 13, 2008, MidCap Value Account changed its name to MidCap Value Account II.
See accompanying notes.

43

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Money Market Account		Mortgage Securities Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$4,556	$11,089	$4,868	$11,827
Net realized gain (loss) from investment transactions and foreign currency transactions	—	—	231	137
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	—	—	(1,642)	3,703

Net Increase (Decrease) in Net Assets Resulting from Operations	4,556	11,089	3,457	15,667

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,449)	(10,916)	(12,150)	(13,352)
Class 2	(107)	(173)	(164)	(232)

Total Dividends and Distributions	(4,556)	(11,089)	(12,314)	(13,584)

Capital Share Transactions
Shares sold:
Class 1	128,242	269,747	23,256	11,170
Class 2	11,066	9,653	76	127
Shares issued in acquisition:
Class 1	N/A	12,209	N/A	N/A
Class 2	N/A	2,869	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,449	10,901	12,150	13,352
Class 2	107	173	164	232
Shares redeemed:
Class 1	(95,029)	(200,720)	(60,885)	(59,043)
Class 2	(7,119)	(8,049)	(810)	(2,079)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	41,716	96,783	(26,049)	(36,241)

Total Increase (Decrease)	41,716	96,783	(34,906)	(34,158)

Net Assets
Beginning of period	276,993	180,210	229,937	264,095

End of period (including undistributed net investment income as set forth below)	$318,709	$276,993	$195,031	$229,937

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$—	$—	$4,460	$11,714

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	128,242	269,747	2,210	1,080
Class 2	11,066	9,653	7	12
Shares issued in acquisition:
Class 1	N/A	12,209	N/A	N/A
Class 2	N/A	2,869	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,449	10,901	1,218	1,343
Class 2	107	173	17	23
Shares redeemed:
Class 1	(95,029)	(200,720)	(5,715)	(5,701)
Class 2	(7,119)	(8,049)	(77)	(203)

Net Increase (Decrease)	41,716	96,783	(2,340)	(3,446)

See accompanying notes.

44

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2010 Account		Principal LifeTime 2020 Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$1,102	$1,863	$3,095	$7,219
Net realized gain (loss) from investment transactions and foreign currency transactions	1,083	2,919	3,630	13,660
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(5,418)	(3,754)	(21,443)	(15,634)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,233)	1,028	(14,718)	5,245

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,833)	(419)	(7,083)	(711)
From net realized gain on investments:
Class 1	(2,967)	(380)	(13,813)	(896)

Total Dividends and Distributions	(4,800)	(799)	(20,896)	(1,607)

Capital Share Transactions
Shares sold:
Class 1	10,018	21,877	23,419	79,782
Shares issued in reinvestment of dividends and distributions:
Class 1	4,800	799	20,896	1,607
Shares redeemed:
Class 1	(4,690)	(4,950)	(9,537)	(4,382)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	10,128	17,726	34,778	77,007

Total Increase (Decrease)	2,095	17,955	(836)	80,645

Net Assets
Beginning of period	44,891	26,936	179,244	98,599

End of period (including undistributed net investment income as set forth below)	$46,986	$44,891	$178,408	$179,244

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,102	$1,863	$3,094	$7,219

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	818	1,679	1,795	5,758
Shares issued in reinvestment of dividends and distributions:
Class 1	423	61	1,750	114
Shares redeemed:
Class 1	(383)	(382)	(751)	(316)

Net Increase (Decrease)	858	1,358	2,794	5,556

See accompanying notes.

45

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2030 Account		Principal LifeTime 2040 Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$373	$1,198	$147	$590
Net realized gain (loss) from investment transactions and foreign currency transactions	578	2,487	272	1,285
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(3,726)	(2,573)	(2,018)	(1,349)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,775)	1,112	(1,599)	526

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,175)	(85)	(579)	(34)
From net realized gain on investments:
Class 1	(2,513)	(161)	(1,301)	(52)

Total Dividends and Distributions	(3,688)	(246)	(1,880)	(86)

Capital Share Transactions
Shares sold:
Class 1	5,502	17,089	3,514	9,824
Shares issued in reinvestment of dividends and distributions:
Class 1	3,688	246	1,880	86
Shares redeemed:
Class 1	(3,626)	(2,121)	(2,266)	(1,362)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	5,564	15,214	3,128	8,548

Total Increase (Decrease)	(899)	16,080	(351)	8,988

Net Assets
Beginning of period	31,304	15,224	16,244	7,256

End of period (including undistributed net investment income as set forth below)	$30,405	$31,304	$15,893	$16,244

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$373	$1,198	$147	$590

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	423	1,232	264	687
Shares issued in reinvestment of dividends and distributions:
Class 1	309	18	152	6
Shares redeemed:
Class 1	(278)	(152)	(183)	(96)

Net Increase (Decrease)	454	1,098	233	597

See accompanying notes.

46

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

			Principal LifeTime Strategic Income
Amounts in thousands	Principal LifeTime 2050 Account		Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$72	$380	$844	$839
Net realized gain (loss) from investment transactions and foreign currency transactions	203	863	379	647
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(1,239)	(830)	(2,414)	(1,245)

Net Increase (Decrease) in Net Assets Resulting from Operations	(964)	413	(1,191)	241

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(372)	(16)	(831)	(219)
From net realized gain on investments:
Class 1	(877)	(38)	(663)	(144)

Total Dividends and Distributions	(1,249)	(54)	(1,494)	(363)

Capital Share Transactions
Shares sold:
Class 1	2,480	6,002	4,750	10,109
Shares issued in reinvestment of dividends and distributions:
Class 1	1,249	54	1,494	363
Shares redeemed:
Class 1	(655)	(2,125)	(1,753)	(1,795)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,074	3,931	4,491	8,677

Total Increase (Decrease)	861	4,290	1,806	8,555

Net Assets
Beginning of period	9,500	5,210	21,210	12,655

End of period (including undistributed net investment income as set forth below)	$10,361	$9,500	$23,016	$21,210

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$72	$380	$844	$839

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	186	419	405	826
Shares issued in reinvestment of dividends and distributions:
Class 1	101	4	135	30
Shares redeemed:
Class 1	(49)	(148)	(150)	(147)

Net Increase (Decrease)	238	275	390	709

See accompanying notes.

47

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$1,094	$4,055	$21,578	$23,517
Net realized gain (loss) from investment transactions and foreign currency transactions	890	54,892	22,454	75,452
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,262)	(106,102)	(89,212)	(40,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,278)	(47,155)	(45,180)	58,455

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(4,078)	(2,181)	(15,830)	(12,377)
Class 2	(24)	(12)	(6,681)	(5,094)
From net realized gain on investments:
Class 1	(59,405)	(30,109)	(49,181)	—
Class 2	(394)	(245)	(22,251)	—

Total Dividends and Distributions	(63,901)	(32,547)	(93,943)	(17,471)

Capital Share Transactions
Shares sold:
Class 1	12,977	34,837	130,882	52,307
Class 2	94	412	5,162	15,718
Shares issued in acquisition:
Class 1	N/A	53,604	N/A	N/A
Class 2	N/A	2,668	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	63,483	32,290	65,011	12,377
Class 2	418	257	28,932	5,094
Shares redeemed:
Class 1	(30,302)	(92,836)	(164,771)	(118,910)
Class 2	(322)	(1,292)	(27,132)	(45,256)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	46,348	29,940	38,084	(78,670)

Total Increase (Decrease)	(23,831)	(49,762)	(101,039)	(37,686)

Net Assets
Beginning of period	206,193	255,955	693,710	731,396

End of period (including undistributed net investment income as set forth below)	$182,362	$206,193	$592,671	$693,710

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$1,047	$4,055	$21,580	$23,516

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	713	1,493	7,322	2,756
Class 2	4	17	286	841
Shares issued in acquisition:
Class 1	N/A	2,089	N/A	N/A
Class 2	N/A	104	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	4,551	1,399	4,117	657
Class 2	30	11	1,844	272
Shares redeemed:
Class 1	(1,635)	(4,048)	(9,139)	(6,347)
Class 2	(17)	(56)	(1,523)	(2,432)

Net Increase (Decrease)	3,646	1,009	2,907	(4,253)

See accompanying notes.

48

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

	SAM Conservative Balanced		SAM Conservative Growth
Amounts in thousands	Portfolio		Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$3,496	$2,982	$8,436	$10,534
Net realized gain (loss) from investment transactions and foreign currency transactions	1,226	4,931	16,797	43,846
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,061)	(2,468)	(58,098)	(19,086)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,339)	5,445	(32,865)	35,294

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,966)	(1,450)	(5,962)	(4,568)
Class 2	(942)	(968)	(3,823)	(1,867)
From net realized gain on investments:
Class 1	(3,514)	(541)	(15,851)	—
Class 2	(1,806)	(390)	(10,940)	—

Total Dividends and Distributions	(8,228)	(3,349)	(36,576)	(6,435)

Capital Share Transactions
Shares sold:
Class 1	32,989	14,557	21,896	21,881
Class 2	2,431	3,501	6,244	14,160
Shares issued in reinvestment of dividends and distributions:
Class 1	5,480	1,991	21,813	4,568
Class 2	2,747	1,358	14,763	1,867
Shares redeemed:
Class 1	(24,307)	(10,546)	(93,346)	(78,558)
Class 2	(4,317)	(9,197)	(15,235)	(20,387)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	15,023	1,664	(43,865)	(56,469)

Total Increase (Decrease)	3,456	3,760	(113,306)	(27,610)

Net Assets
Beginning of period	79,725	75,965	381,028	408,638

End of period (including undistributed net investment income as set forth below)	$83,181	$79,725	$267,722	$381,028

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$3,497	$2,979	$8,436	$10,526

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,634	1,128	1,120	1,046
Class 2	193	273	321	687
Shares issued in reinvestment of dividends and distributions:
Class 1	471	156	1,229	218
Class 2	238	107	837	89
Shares redeemed:
Class 1	(1,929)	(815)	(4,801)	(3,804)
Class 2	(345)	(717)	(787)	(994)

Net Increase (Decrease)	1,262	132	(2,081)	(2,758)

See accompanying notes.

49

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	SAM Flexible Income Portfolio		SAM Strategic Growth Portfolio
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$5,924	$8,065	$3,455	$5,076
Net realized gain (loss) from investment transactions and foreign currency transactions	2,034	10,708	5,516	24,742
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(11,797)	(8,394)	(32,785)	(9,568)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,839)	10,379	(23,814)	20,250

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(5,083)	(5,584)	(2,252)	(1,778)
Class 2	(2,897)	(2,575)	(2,364)	(714)
From net realized gain on investments:
Class 1	(6,769)	(1,785)	(9,795)	—
Class 2	(4,017)	(869)	(11,094)	—

Total Dividends and Distributions	(18,766)	(10,813)	(25,505)	(2,492)

Capital Share Transactions
Shares sold:
Class 1	39,140	9,327	17,633	25,085
Class 2	3,630	4,322	4,517	12,299
Shares issued in reinvestment of dividends and distributions:
Class 1	11,852	7,369	12,047	1,778
Class 2	6,914	3,444	13,458	714
Shares redeemed:
Class 1	(68,870)	(28,895)	(88,996)	(34,488)
Class 2	(10,116)	(17,691)	(5,878)	(8,210)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,450)	(22,124)	(47,219)	(2,822)

Total Increase (Decrease)	(40,055)	(22,558)	(96,538)	14,936

Net Assets
Beginning of period	166,995	189,553	231,690	216,754

End of period (including undistributed net investment income as set forth below)	$126,940	$166,995	$135,152	$231,690

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$5,923	$8,063	$3,453	$5,076

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	2,803	651	816	1,068
Class 2	258	304	210	531
Shares issued in reinvestment of dividends and distributions:
Class 1	968	527	644	75
Class 2	568	248	724	30
Shares redeemed:
Class 1	(4,898)	(2,013)	(4,128)	(1,478)
Class 2	(736)	(1,239)	(276)	(353)

Net Increase (Decrease)	(1,037)	(1,522)	(2,010)	(127)

See accompanying notes.

50

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	Short-Term Bond Account		Short-Term Income Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$3,908	$7,114	$1,474	$2,051
Net realized gain (loss) from investment transactions and foreign currency transactions	(7)	(464)	(229)	(148)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(9,405)	(2,523)	105	224

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,504)	4,127	1,350	2,127

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(7,051)	(4,679)	(1,997)	(1,994)
Class 2	N/A	N/A	(56)	(138)

Total Dividends and Distributions	(7,051)	(4,679)	(2,053)	(2,132)

Capital Share Transactions
Shares sold:
Class 1	14,831	43,719	9,317	40,578
Class 2	N/A	N/A	244	433
Shares issued in reinvestment of dividends and distributions:
Class 1	7,051	4,679	1,997	1,994
Class 2	N/A	N/A	56	138
Shares redeemed:
Class 1	(14,781)	(11,380)	(20,554)	(8,881)
Class 2	N/A	N/A	(705)	(1,393)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,101	37,018	(9,645)	32,869

Total Increase (Decrease)	(5,454)	36,466	(10,348)	32,864

Net Assets
Beginning of period	156,830	120,364	78,551	45,687

End of period (including undistributed net investment income as set forth below)	$151,376	$156,830	$68,203	$78,551

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$3,908	$7,051	$1,472	$2,052

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,474	4,262	3,683	16,272
Class 2	N/A	N/A	96	173
Shares issued in reinvestment of dividends and distributions:
Class 1	745	464	808	821
Class 2	N/A	N/A	23	57
Shares redeemed:
Class 1	(1,492)	(1,109)	(8,074)	(3,542)
Class 2	N/A	N/A	(280)	(558)

Net Increase (Decrease)	727	3,617	(3,744)	13,223

See accompanying notes.

51

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	SmallCap Blend Account(a)		SmallCap Growth Account II(b)
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$108	$347	$(309)	$(715)
Net realized gain (loss) from investment transactions and foreign currency transactions	(4,198)	8,627	(4,957)	23,500
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(5,117)	(6,581)	(5,214)	(16,104)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,207)	2,393	(10,480)	6,681

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(317)	(322)	—	—
From net realized gain on investments:
Class 1	(8,654)	(11,214)	—	—

Total Dividends and Distributions	(8,971)	(11,536)	—	—

Capital Share Transactions
Shares sold:
Class 1	1,180	7,304	6,488	13,816
Class 2	N/A	N/A	148	5,184
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	43,676
Class 2	N/A	N/A	N/A	3,960
Shares issued in reinvestment of dividends and distributions:
Class 1	8,971	11,536	—	—
Shares redeemed:
Class 1	(8,038)	(20,372)	(12,278)	(33,780)
Class 2	N/A	N/A	(351)	(5,270)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,113	(1,532)	(5,993)	27,586

Total Increase (Decrease)	(16,065)	(10,675)	(16,473)	34,267

Net Assets
Beginning of period	92,456	103,131	107,594	73,327

End of period (including undistributed net investment income as set forth below)	$76,391	$92,456	$91,121	$107,594

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$138	$347	$(290)	$—

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	134	678	638	1,199
Class 2	N/A	N/A	15	443
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	4,083
Class 2	N/A	N/A	N/A	370
Shares issued in reinvestment of dividends and distributions:
Class 1	1,059	1,077	—	—
Shares redeemed:
Class 1	(901)	(1,912)	(1,225)	(2,937)
Class 2	N/A	N/A	(35)	(463)

Net Increase (Decrease)	292	(157)	(607)	2,695

(a)	Effective June 13, 2008, SmallCap Account changed its name to SmallCap Blend Account.

(b)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.
See accompanying notes.

52

Statements of Changes in net assets
Principal Variable Contracts Funds, Inc.
(unaudited)

Amounts in thousands	SmallCap Value Account I(a)		West Coast Equity Account
		Year Ended		Year Ended
	Period Ended	December 31,	Period Ended	December 31,
	June 30, 2008	2007	June 30, 2008	2007
Operations
Net investment income (operating loss)	$724	$1,440	$349	$1,180
Net realized gain (loss) from investment transactions and foreign currency transactions	(4,187)	13,850	2,413	10,653
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(14,291)	(34,065)	(17,463)	783

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,754)	(18,775)	(14,701)	12,616

Dividends and Distributions to Shareholders
From net investment income:
Class 1	(1,414)	(731)	(1,044)	(960)
Class 2	(1)	(1)	(99)	(81)
From net realized gain on investments:
Class 1	(17,058)	(14,836)	(9,540)	(4,445)
Class 2	(19)	(19)	(1,202)	(585)

Total Dividends and Distributions	(18,492)	(15,587)	(11,885)	(6,071)

Capital Share Transactions
Shares sold:
Class 1	11,630	36,783	8,002	9,198
Class 2	1	80	522	2,189
Shares issued in acquisition:
Class 1	N/A	35,648	N/A	N/A
Class 2	N/A	255	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	18,472	15,567	10,584	5,405
Class 2	20	20	1,301	666
Shares redeemed:
Class 1	(20,955)	(46,953)	(25,227)	(44,547)
Class 2	(56)	(76)	(2,520)	(4,854)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	9,112	41,324	(7,338)	(31,943)

Total Increase (Decrease)	(27,134)	6,962	(33,924)	(25,398)

Net Assets
Beginning of period	178,935	171,973	144,148	169,546

End of period (including undistributed net investment income as set forth below)	$151,801	$178,935	$110,224	$144,148

Undistributed (Overdistributed) Net Investment Income (Operating Loss)	$762	$1,453	$378	$1,172

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	800	2,079	350	371
Class 2	—	4	23	89
Shares issued in acquisition:
Class 1	N/A	1,940	N/A	N/A
Class 2	N/A	14	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	1,340	838	489	217
Class 2	1	1	61	27
Shares redeemed:
Class 1	(1,443)	(2,683)	(1,114)	(1,817)
Class 2	(3)	(4)	(110)	(198)

Net Increase (Decrease)	695	2,189	(301)	(1,311)

(a)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.
See accompanying notes.

53

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
1. Organization
Principal Variable Contracts Funds, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2008, the Fund consists of 40 accounts (Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, LargeCap Value Account II, LargeCap Value Account III, MidCap Blend Account, MidCap Growth Account I, MidCap Stock Account, MidCap Value Account II, Money Market Account, Mortgage Securities Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Fixed Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Account, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, SmallCap Value Account I, and West Coast Equity Account), known as the “Accounts”.
On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc., respectively.
Effective January 3, 2007, the initial purchases of $10,000 of Class 2 shares of Diversified International Account, LargeCap Blend Account II, LargeCap Growth Account, Money Market Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I (the “Principal Accounts”) were made by Principal Life Insurance Company.
Effective January 5, 2007, Diversified International Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Stock Account, Money Market Account, Mortgage Securities Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, SmallCap Value Account I, and West Coast Equity Account (the “Acquiring Accounts”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Variable Trust (VT) (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Funds immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses, and unrealized appreciation/depreciation) and net assets of the Acquiring Accounts immediately prior to and immediately following the acquisition were as follows:

									Net Assets
				Accumulated					of
				Net	Accumulated		Net Assets	Net Assets	Acquiring
				Investment	Realized	Unrealized	of	of	Account
		Conversion Ratio		Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class		(Loss)	(Losses)	(Depreciation)	Fund	Account	acquisition
Fund	Account	1	2	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
VT International Growth Fund	Diversified International Account	0.71	0.70	$(662)	$(75)	$19,931	$148,176	$400,852	$549,028

VT Income Fund*	Income Account	1.00	1.00	12,320	(890)	3,272	199,897	—	199,897

VT Growth & Income Fund	LargeCap Blend Account II	1.62	1.62	—	(12,284)	—	253,393	200,760	454,152

VT Growth Fund	LargeCap Growth Account	1.00	0.99	—	(66,194)	22,140	303,389	128,889	432,277

VT Mid Cap Stock Fund*	MidCap Stock Account	1.00	1.00	854	5,995	40,007	116,083	—	116,083

VT Money Market Fund	Money Market Account	1.00	1.00	—	—	—	15,078	180,072	195,150

54

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
1. Organization (Continued)

									Net Assets
				Accumulated					of
				Net	Accumulated		Net Assets	Net Assets	Acquiring
				Investment	Realized	Unrealized	of	of	Account
		Conversion Ratio		Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class		(Loss)	(Losses)	(Depreciation)	Fund	Account	acquisition
Fund	Account	1	2	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
VT U.S. Government Securities Fund*	Mortgage Securities Account	1.00	1.00	13,824	(5,367)	(3,349)	265,187	—	265,187

VT REIT Fund	Real Estate Securities Account	0.54	0.53	—	—	13,205	56,272	252,106	308,378

VT Balanced Portfolio*	SAM Balanced Portfolio	1.00	1.00	$21,385	$2,061	$129,187	$728,483	$—	$728,483

VT Conservative Balanced Portfolio*	SAM Conservative Balanced Portfolio	1.00	1.00	2,687	1,118	8,725	75,783	—	75,783

VT Conservative Growth Portfolio*	SAM Conservative Growth Portfolio	1.00	1.00	9,253	(14,550)	76,615	405,481	—	405,481

VT Flexible Income Portfolio*	SAM Flexible Income Portfolio	1.00	1.00	8,467	2,247	20,785	189,450	—	189,450

VT Strategic Growth Portfolio*	SAM Strategic Growth Portfolio	1.00	1.00	4,104	(2,145)	37,949	215,718	—	215,718

VT Short Term Income Fund*	Short-Term Income Account	1.00	1.00	2,170	(499)	(388)	45,761	—	45,761

VT Small Cap Growth Fund	SmallCap Growth Account II	0.96	0.94	—	(21,731)	8,140	47,636	72,563	120,199

VT Small Cap Value Fund	SmallCap Value Account I	0.56	0.56	—	558	2,092	35,903	168,894	204,797

VT West Coast Equity Fund*	West Coast Equity Account	1.00	1.00	1,031	4,658	47,879	168,993	—	168,993

*	Designates the survivor for accounting and performance reporting purposes (the “Reorganized Accounts”).
Effective January 5, 2007, Equity Income Account I (now known as Equity Income Account) acquired all the assets and assumed all the liabilities of VT Equity Income Fund and Equity Income Account (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Account at an approximate exchange rate of 1.00 for VT Equity Income Fund Class 1 and Class 2 shares, and .53 for Equity Income Account Class 1 shares. The aggregate net assets of VT Equity Income Fund, Equity Income Account, and Equity Income Account immediately prior to the acquisition were approximately $364,608,000 (including approximately $5,616,000 of accumulated net investment income, $26,854,000 of accumulated realized gains, and $70,612,000 of unrealized appreciation), $163,558,000 (including approximately $1,583,000 of unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $528,166,000. VT Equity Income Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Account”).

55

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
1. Organization (Continued)
Effective April 30, 2007, LargeCap Growth Account I acquired all the assets and assumed all the liabilities of LargeCap Growth Equity Account pursuant to an Agreement and Plan of Reorganization approved by the shareholders of LargeCap Growth Equity Account on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from LargeCap Growth Equity Account for shares of LargeCap Growth Account I at an approximate exchange rate of .27. The aggregate net assets of LargeCap Growth Equity Account and LargeCap Growth Account I immediately prior to the acquisition were approximately $38,615,000 (including approximately $0 of accumulated net investment operating loss, $(1,354,000) of accumulated realized losses, and $3,385,000 of unrealized appreciation) and $270,169,000, respectively. The aggregate net assets of LargeCap Growth Account I immediately following the acquisition were $308,783,000.
On June 13, 2008 the Accounts had name changes as follows:

Former Account Name	New Account Name
Bond Account	Bond & Mortgage Securities Account
Capital Value Account	LargeCap Value Account
Equity Growth Account	LargeCap Growth Account I
Equity Income Account I	Equity Income Account
Equity Value Account	LargeCap Value Account II
Growth Account	LargeCap Growth Account
LargeCap Blend Account	LargeCap Blend Account II
LargeCap Stock Index Account	LargeCap S&P 500 Index Account
LargeCap Value Account	LargeCap Value Account III
MidCap Account	MidCap Blend Account
MidCap Growth Account	MidCap Growth Account I
MidCap Value Account	MidCap Value Account II
SmallCap Account	SmallCap Blend Account
SmallCap Growth Account	SmallCap Growth Account II
SmallCap Value Account	SmallCap Value Account I
All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
The Accounts (with the exception of Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

56

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are ordinarily not reflected in the account’s net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.
To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Short-term securities are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. Effective January 1, 2008, the Accounts adopted the provisions of FAS 157.
In accordance with FAS 157, fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives. As required by FAS 157, the Accounts do not adjust the quoted price for these securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.
• Level 3 – significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

57

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of June 30, 2008 in valuing the Accounts’ securities carried at value (amounts shown in thousands):

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Account	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

Asset Allocation Account	$33,224	$(546)	$49,974	$144	$47	$—	$83,245	$(402)
Balanced Account	44,360	—	60,122	—	46	—	104,528	—
Bond & Mortgage Account	—	131	629,130	131	1,033	—	630,163	262
Diversified International Account	352	—	532,237	—	—	—	532,589	—
Equity Income Account	377,154	—	108,989	—	—	—	486,143	—
Government & High Quality Bond Account	—	(98)	445,262	217	1,092	—	446,354	119
Income Account	—	—	165,250	—	—	—	165,250	—
International Emerging Markets Account	1,253	—	199,020	—	—	—	200,273	—
International SmallCap Account	—	—	181,845	—	—	—	181,845	—
LargeCap Blend Account II	225,992	(13)	20,758	—	—	—	246,750	(13)
LargeCap Growth Account	275,246	—	32,292	—	—	—	307,538	—
LargeCap Growth Account I	234,695	—	24,013	—	—	—	258,708	—
LargeCap S&P 500 Index Account	157,162	(72)	9,196	—	—	—	166,358	(72)
LargeCap Value Account	212,883	—	10,544	—	—	—	223,427	—
LargeCap Value Account II	4,573	(12)	363	—	—	—	4,936	(12)
LargeCap Value Account III	161,441	—	20,239	—	—	—	181,680	—

58

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
		Other		Other		Other		Other
	Investments	Financial	Investments	Financial	Investments	Financial	Investments	Financial
Account	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*

MidCap Blend Account	$368,279	$—	$95,533	$—	$—	$—	$463,812	$—
MidCap Growth Account I	66,292	—	9,688	—	—	—	75,980	—
MidCap Stock Account	53,442	—	24,875	—	—	—	78,317	—
MidCap Value Account II	123,750	—	21,836	—	—	—	145,586	—
Money Market Account	—	—	316,110	—	—	—	316,110	—
Mortgage Securities Account	—	—	202,237	—	—	—	202,237	—
Principal LifeTime 2010 Account	46,737	—	—	—	—	—	46,737	—
Principal LifeTime 2020 Account	177,576	—	—	—	—	—	177,576	—
Principal LifeTime 2030 Account	30,309	—	—	—	—	—	30,309	—
Principal LifeTime 2040 Account	15,821	—	—	—	—	—	15,821	—
Principal LifeTime 2050 Account	10,322	—	—	—	—	—	10,322	—
Principal LifeTime Strategic Income Account	22,759	—	—	—	—	—	22,759	—
Real Estate Securities Account	178,009	—	17,579	—	—	—	195,588	—
SAM Balanced Portfolio	584,644	—	—	—	—	—	584,644	—
SAM Conservative Balanced Portfolio	80,802	—	—	—	—	—	80,802	—
SAM Conservative Growth Portfolio	266,957	—	—	—	—	—	266,957	—
SAM Flexible Income Portfolio	125,973	—	—	—	—	—	125,973	—
SAM Strategic Growth Portfolio	134,678	—	—	—	—	—	134,678	—
Short-Term Bond Account	—	15	164,147	6	745	—	164,892	21
Short-Term Income Account	—	(18)	77,615	—	—	—	77,615	(18)
Small Cap Blend Account	72,119	—	24,097	—	—	—	96,216	—
SmallCap Growth Account II	84,243	—	26,134	—	—	—	110,377	—
SmallCap Value Account I	135,661	(225)	38,437	—	—	—	174,098	(225)
West Coast Equity	104,385	—	14,362	—	—	—	118,747	—

*	Other financial instruments are derivative instruments such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation on the instrument.

59

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

		Accrued		Change in		Tranfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Portfolio	January 1, 2008	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	June 30, 2008

Investments in Securities
Asset Allocation Account	$637	$—	$—	$—	$(3)	$(587)	$47
Balanced Account	506	—	—	(4)	—	(456)	46
Bond & Mortgage Securities Account	15,817	3	—	(932)	281	(14,136)	1,033
Diversified International Account	112	—	—	—	—	(112)	—
Government & High Quality Bond Account	12,755	—	—	(43)	—	(11,621)	1,091
International Emerging Markets Account	409	—	—	—	—	(409)	—
Short-Term Bond Account	5,011	—	—	(352)	233	(4,147)	745
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.
Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by Principal Management Corporation.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
Expenses included in the statements of operations of the Principal LifeTime Accounts and SAM Portfolios reflect the expenses of each Principal LifeTime Account and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

60

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.
Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.
Gains realized upon disposition of certain foreign securities held by the Accounts are subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2008, Diversified International Account had a foreign tax refund receivable of $22,000, no deferred tax liability, and no capital loss carryforward, and International Emerging Markets Account had a foreign tax refund receivable of $100,000, no deferred tax liability, and no capital loss carryforward, relating to Indian securities.
Foreign Currency Contracts. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of June 30, 2008 are included in the schedules of investments.
Futures Contracts. The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract.

61

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
3. Operating Policies
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.
Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.
Line of Credit. Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .400%. At June 30, 2008, LargeCap Value Account had outstanding borrowing of $405,000, at an annual rate of 2.6875%. No other Accounts had outstanding borrowings under the line of credit.
Options Contracts. Certain of the Accounts may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase an Account’s exposure to the underlying instrument. Writing call options tends to decrease an Accounts exposure to the underlying instrument. When an Account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. An Account as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk an Account may not be able to enter into a closing transaction because of an illiquid market. An Account may also purchase put and call options. Purchasing call options tends to increase an Accounts exposure to the underlying instrument. Purchasing put options tends to decrease an Account’s exposure to the underlying instrument. An Account pays a premium which is included on the Account’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Accounts’ schedules of investments. Transactions in options written during the periods ended June 30, 2008, were as follows:

Government & High Quality Bond Account	Notional Amount	Premium (thousands)
Beginning of period	—	—
Options written	$15,000,000	$235
Options expired	—	—
Options closed	(15,000,000)	(235)
Options exercised	—	—
Balance at end of period	—	—

62

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
3. Operating Policies (Continued)
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral is usually invested in short-term securities and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2008, the market value of securities on loan and the cash collateral received by the Accounts is as follows (in thousands):

	Market	Cash
	Value	Collateral
Balanced Account	$8,148	$8,340
Bond & Mortgage Securities Account	52,707	53,700
Diversified International Account	34,371	35,864
Equity Income Account	21,172	22,183
Government & High Quality Bond Account	60,902	61,778
Income Account	9,013	9,130
International Emerging Markets Account	9,441	9,991
International SmallCap Account	13,080	13,811
LargeCap Blend Account II	9,541	9,926
LargeCap Growth Account	325	348
LargeCap Growth Account I	4,658	4,723
LargeCap S&P 500 Index Account	5,112	5,318
LargeCap Value Account	4,717	4,858
LargeCap Value Account II	140	144
LargeCap Value Account III	5,730	6,038
MidCap Blend Account	30,565	31,274
MidCap Growth Account I	5,892	6,091
MidCap Stock Account	16,326	17,022
MidCap Value Account II	13,402	13,990
Mortgage Securities Account	7,024	7,149
Real Estate Securities Account	13,859	14,178
Short-Term Bond Account	15,118	15,411
Short-Term Income Account	10,563	10,735
SmallCap Blend Account	19,173	19,958
SmallCap Growth Account II	21,711	22,647
SmallCap Value Account I	31,238	32,951
West Coast Equity Account	8,779	9,169

63

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
3. Operating Policies (Continued)
Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
Swap Agreements. Certain of the Accounts may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Accounts will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.
Details of swap agreements open at year end are included in the Accounts’ schedules of investments.

64

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. The annual rate paid by Principal LifeTime Accounts is 0.1225% of each of the Principal LifeTime Accounts’ average daily net assets up to $3 billion and 0.1125% of each of the Principal LifeTime Accounts’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

	Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.45	0.40	0.35	0.30
International SmallCap Account	1.20	1.15	1.10	1.05	1.00
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
MidCap Growth Account I	0.90	0.85	0.80	0.75	0.70
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
Short-Term Bond Account	0.50	0.45	0.40	0.35	0.30
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

	Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40
LargeCap Value Account II	0.85	0.80	0.75	0.70	0.65
LargeCap Value Account III	0.75	0.70	0.65	0.60	0.55
MidCap Value Account II	1.05	1.00	0.95	0.90	0.85

	Net Assets of Account
	First	Next	Next	Over
	$1 billion	$1 billion	$1 billion	$3 Billion
MidCap Stock Account	0.75%	0.70%	0.65%	0.60%

	Net Assets of Account
	(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Account
	(in millions)
	First $500	Over $500
West Coast Equity Account	.625%	.50%

	Net Assets of Account
	(in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

65

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Income Account	.50%	.45%
Mortgage Securities Account	.50	.45

Overall Fee
LargeCap S&P 500 Index Account	.25%
The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2008 through June 30, 2008
	Class 1	Class 2	Expiration
Principal LifeTime 2040 Account	0.13%	N/A	April 30, 2009
Principal LifeTime 2050 Account	0.12	N/A	April 30, 2009
Principal LifeTime Strategic Income Account	0.14	N/A	April 30, 2009
SmallCap Value Account I	1.01	1.26%	April 30, 2009

	From January 1, 2008 through April 29, 2008
	Class 1	Class 2	Expiration
Diversified International Account	1.04%	1.29%	April 29, 2008
Equity Income Account	0.66	0.91	April 29, 2008
Income Account	0.55	0.80	April 29, 2008
LargeCap Blend Account II	0.78	1.03	April 29, 2008
LargeCap Growth Account	0.80	1.05	April 29, 2008
LargeCap Value Account II	0.90	N/A	April 29, 2008
MidCap Stock Account	0.80	1.05	April 29, 2008
Money Market	0.72	0.97	April 29, 2008
Mortgage Securities Account	0.54	0.79	April 29, 2008
Principal LifeTime 2010 Account	0.16	N/A	April 29, 2008
Principal LifeTime 2020 Account	0.13	N/A	April 29, 2008
Principal LifeTime 2030 Account	0.16	N/A	April 29, 2008
Principal LifeTime 2040 Account	0.13	N/A	April 29, 2008
Principal LifeTime 2050 Account	0.12	N/A	April 29, 2008
Principal LifeTime Strategic Income Account	0.14	N/A	April 29, 2008
Real Estate Securities Account	0.90	1.15	April 29, 2008
SAM Balanced Portfolio	0.28	0.53	April 29, 2008
SAM Conservative Balanced Portfolio	0.35	0.60	April 29, 2008
SAM Conservative Growth Portfolio	0.29	0.54	April 29, 2008
SAM Flexible Income Portfolio	0.30	0.55	April 29, 2008
SAM Strategic Growth Portfolio	0.30	0.55	April 29, 2008
Short-Term Income Account	0.61	0.86	April 29, 2008
SmallCap Growth Account II	1.02	1.27	April 29, 2008
SmallCap Value Account I	1.01	1.26	April 29, 2008
West Coast Equity Account	0.68	0.93	April 29, 2008

66

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.
Affiliated Ownership. At June 30, 2008, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

Class 1
Asset Allocation Account	7,294
Balanced Account	6,053
Bond & Mortgage Securities Account	34,965
Diversified International Account	24,722
Equity Income Account	13,132
Government & High Quality Bond Account	28,638
International Emerging Markets Account	9,441
International SmallCap Account	10,086
LargeCap Blend Account II	30,849
LargeCap Growth Account	7,231
LargeCap Growth Account I	13,511
LargeCap S&P 500 Index Account	17,677
LargeCap Value Account	8,049
LargeCap Value Account II	571
LargeCap Value Account III	17,054
MidCap Blend Account	11,577
MidCap Growth Account I	7,305
MidCap Value Account II	10,180
Money Market Account	283,069
Principal LifeTime 2010 Account	4,326
Principal LifeTime 2020 Account	15,725
Principal LifeTime 2030 Account	2,692
Principal LifeTime 2040 Account	1,363
Principal LifeTime 2050 Account	894
Principal LifeTime Strategic Income Account	2,140
Real Estate Securities Account	11,086
SAM Balanced Portfolio	10,108
SAM Conservative Balanced Portfolio	3,134
SAM Conservative Growth Portfolio	1,472
SAM Flexible Income Portfolio	2,550
SAM Strategic Growth Portfolio	1,144
Short-Term Bond Account	16,052
SmallCap Blend Account	9,705
SmallCap Growth Account II	5,987
SmallCap Value Account I	10,926
West Coast Equity Account	110
Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Account, $5,000 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Accounts did not pay brokerage commissions to any member of the Principal Financial Group during the period ended June 30, 2008. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended
June 30, 2008
MidCap Value Account II	$3
SmallCap Growth Account II	1

67

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
5. Investment Transactions
For the period ended June 30, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Asset Allocation Account	$79,732	$86,942
Balanced Account	102,185	110,201
Bond & Mortgage Securities Account	972,782	968,951
Diversified International Account	257,828	286,446
Equity Income Account	271,837	310,108
Government & High Quality Bond Account	505,760	482,450
Income Account	12,280	35,530
International Emerging Markets Account	140,677	147,576
International SmallCap Account	86,994	97,156
LargeCap Blend Account II	78,133	79,912
LargeCap Growth Account	144,274	189,772
LargeCap Growth Account I	82,563	93,687
LargeCap S&P 500 Index Account	8,556	15,794
LargeCap Value Account	162,463	180,631
LargeCap Value Account II	1,276	561
LargeCap Value Account III	33,993	31,375
MidCap Blend Account	39,067	75,137
MidCap Growth Account I	43,426	47,894
MidCap Stock Account	13,189	25,544
MidCap Value Account II	94,531	96,417
Mortgage Securities Account	10,417	49,349
Principal LifeTime 2010 Account	11,617	4,090
Principal LifeTime 2020 Account	28,535	7,981
Principal LifeTime 2030 Account	5,801	2,575
Principal LifeTime 2040 Account	3,591	1,764
Principal LifeTime 2050 Account	2,616	399
Principal LifeTime Strategic Income Account	5,872	1,792
Real Estate Securities Account	37,069	44,860
SAM Balanced Portfolio	114,500	133,909
SAM Conservative Balanced Portfolio	33,077	23,127
SAM Conservative Growth Portfolio	33,016	89,828
SAM Flexible Income Portfolio	36,901	65,603
SAM Strategic Growth Portfolio	24,416	84,651
Short-Term Bond Account	22,374	26,986
Short-Term Income Account	18,278	21,709
SmallCap Blend Account	27,888	34,085
SmallCap Growth Account II	37,036	42,683
SmallCap Value Account I	43,431	55,361
West Coast Equity Account	7,078	26,323
For the period ended June 30, 2008, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Asset Allocation Account	$3,888	$5,802
Balanced Account	4,792	5,358
Bond & Mortgage Securities Account	30,957	42,193
Government & High Quality Bond Account	34,949	38,941
Income Account	4,461	2,902
Mortgage Securities Account	3,537	4,470
Short Term Bond Account	6,968	4,933
Short Term Income Account	2,130	2,891
The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.
Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.
Certain of the Accounts experienced an in-kind-redemption during the period ended June 30, 2008. The in-kind redemption resulted in realized gains (losses) of $3,184,000, ($2,769,000), $309,000, $466,000, $4,401,000, ($470,000), $231,000, $878,000, $174,000, ($87,000), $50,000, $1,408,000, for Diversified International Account, Equity Income Account, Income Account, International Emerging Markets Account, LargeCap Growth Account, MidCap Stock Account, Mortgage Securities Account, Real Estate Securities Account, Short-term Income Account, SmallCap Growth Account II, SmallCap Value Account I and West Coast Equity Account, respectively. These realized gains (losses) are included in net realized gain (loss) from investment transactions on the statement of operations.

68

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2008 and December 31, 2007 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain*		Section 1250 Gains
	2008	2007	2008	2007	2008	2007
Asset Allocation Account	$4,311	$2,397	$5,240	$3,571	$—	$—
Balanced Account	2,956	2,869	3,470	—	—	—
Bond & Mortgage Securities Account	25,851	19,521	—	—	—	—
Diversified International Account	32,412	25,313	76,228	33,892	—	—
Equity Income Account	20,197	8,643	25,511	23,943	—	—
Government & High Quality Bond Account	15,001	14,132	—	—	—	—
Income Account	11,335	12,390	208	—	—	—
International Emerging Markets Account	31,598	10,596	26,101	6,044	—	—
International SmallCap Account	11,497	12,423	20,931	24,506	—	—
LargeCap Blend Account II	15,975	5,332	84,558	5,571	—	—
LargeCap Growth Account	1,456	773	—	—	—	—
LargeCap Growth Account I	401	1,572	—	—	—	—
LargeCap S&P 500 Index Account	3,668	3,267	3,811	—	—	—
LargeCap Value Account	8,986	4,723	24,932	16,846	—	—
LargeCap Value Account II	2	133	234	435	—	—
LargeCap Value Account III	6,207	3,398	5,979	7,055	—	—
MidCap Blend Account	7,073	11,456	40,116	34,838	—	—
MidCap Growth Account I	5,034	2,219	4,068	7,977	—	—
MidCap Stock Account	1,477	1,238	14,996	5,936	—	—
MidCap Value Account II	7,114	6,240	4,057	7,401	—	—
Money Market Account	4,556	11,089	—	—	—	—
Mortgage Securities Account	12,314	13,584	—	—	—	—
Principal LifeTime 2010 Account	2,161	572	2,639	227	—	—
Principal LifeTime 2020 Account	8,649	1,103	12,247	504	—	—
Principal LifeTime 2030 Account	1,505	174	2,183	72	—	—
Principal LifeTime 2040 Account	695	49	1,185	37	—	—
Principal LifeTime 2050 Account	485	32	764	22	—	—
Principal LifeTime Strategic Income Account	861	292	633	71	—	—
Real Estate Securities Account	5,099	2,670	58,472	29,071	330	806
SAM Balanced Portfolio	22,940	17,471	71,003	—	—	—
SAM Conservative Balanced Portfolio	3,089	2,537	5,139	812	—	—
SAM Conservative Growth Portfolio	9,785	6,435	26,791	—	—	—
SAM Flexible Income Portfolio	8,007	8,332	10,759	2,481	—	—
SAM Strategic Growth Portfolio	4,616	2,492	20,889	—	—	—
Short-Term Bond Account	7,051	4,679	—	—	—	—
Short-Term Income Account	2,053	2,132	—	—	—	—
SmallCap Blend Account	3,084	2,245	5,887	9,291	—	—
SmallCap Growth Account II	—	—	—	—	—	—
SmallCap Value Account I	5,978	3,046	12,514	12,541	—	—
West Coast Equity Account	1,572	1,190	10,313	4,881	—	—

*	The Accounts designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).
The acquisitions of VT Equity Income Fund, VT Income Fund, VT Mid Cap Stock Fund, VT U.S. Government Securities Fund, VT Balanced Portfolio, VT Flexible Income Portfolio, VT Conservative Balanced Portfolio, VT Conservative Growth Portfolio, VT Strategic Growth Portfolio, VT Short Term Income Fund, and VT West Coast Equity Fund, by corresponding series of Principal Variable Contracts Funds, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

69

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Distributable Earnings. As of December 31, 2007, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains	Section 1250 Gains
Asset Allocation Account	$4,309	$5,232	$—
Balanced Account	2,959	3,466	—
Bond & Mortgage Securities Account	25,849	—	—
LargeCap Value Account	8,986	24,919	14
Diversified International Account	32,411	76,232	—
LargeCap Growth Account I	401	—	—
Equity Income Account	20,212	25,441	—
LargeCap Value Account II	2	234	—
Government & High Quality Bond Account	14,999	—	—
LargeCap Growth Account	1,457	—	—
Income Account	11,335	208	—
International Emerging Markets Account	31,597	26,101	—
International SmallCap Account	11,446	20,931	—
LargeCap Blend Account II	15,986	84,548	—
LargeCap S&P 500 Index Account	3,689	3,798	—
LargeCap Value Account III	6,206	5,980	—
MidCap Blend Account	6,982	40,117	—
MidCap Growth Account I	5,042	4,059	—
MidCap Stock Account	1,592	14,991	—
MidCap Value Account II	7,189	4,024	—
Mortgage Securities Account	12,312	—	—
Principal LifeTime 2010 Account	2,292	2,508	—
Principal LifeTime 2020 Account	9,437	11,459	—
Principal LifeTime 2030 Account	1,657	2,031	—
Principal LifeTime 2040 Account	777	1,103	—
Principal LifeTime 2050 Account	536	713	—
Principal LifeTime Strategic Income Account	879	614	—
Real Estate Securities Account	5,177	57,973	172
SAM Balanced Portfolio	23,943	69,997	—
SAM Conservative Balanced Portfolio	3,159	5,069	—
SAM Conservative Growth Portfolio	10,526	26,049	—
SAM Flexible Income Portfolio	8,089	10,675	—
SAM Strategic Growth Portfolio	5,076	20,428	—
Short-Term Bond Account	7,051	—	—
Short-Term Income Account	2,052	—	—
SmallCap Blend Account	3,105	5,845	—
SmallCap Value Account I	5,982	12,473	—
West Coast Equity Account	1,601	10,280	—
As of December 31, 2007, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

70

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
June 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2007, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
									Annual
	2008	2009	2010	2011	2012	2013	2014	2015	Limitations*
Bond & Mortgage Securities Account	$2,183	$302	$1,073	$—	$—	$574	$1,318	$187	$—
LargeCap Growth Account I	—	—	9,225	11,287	—	—	—	—	—
Government & High Quality Bond Account	—	—	171	3,059	—	1,136	1,853	285	—
LargeCap Growth Account	—	24,880	21,991	5,349	1,468	—	—	—	5,349
Mortgage Securities Account	17	—	—	1,673	1,119	782	1,308	436	—
Short-Term Bond Account	—	—	—	1	166	573	445	348	—
Short-Term Income Account	76	35	—	112	85	—	42	43	—
SmallCap Growth Account II	—	—	22,207	—	7,505	—	—	—	1,977

*	In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.
Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company’s taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2007, the Accounts had approximate post-October losses as follows (amounts in thousands):

Diversified International Account	19
Equity Income Account	3,640
International Emerging Markets Account	117
International SmallCap Account	9
LargeCap Value Account	$771
LargeCap Value Account III	373
MidCap Value Account II	2,859
Mortgage Securities Account	58
Real Estate Securities Account	4,361
Short-Term Income Account	58
SmallCap Growth Account II	346
SmallCap Value Account I	2,025

71

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (48.68%)
Advertising Agencies (0.07%)
Interpublic Group of Cos Inc (a)	1,714	$15
Omnicom Group Inc	1,150	51

		66

Advertising Services (0.01%)
JC Decaux SA	72	2
Publicis Groupe	166	5

		7

Aerospace & Defense (0.62%)
BAE Systems PLC	13,142	116
Boeing Co	2,200	144
General Dynamics Corp	1,100	93
Lockheed Martin Corp	900	89
Northrop Grumman Corp	900	60
Raytheon Co	1,100	62

		564

Aerospace & Defense Equipment (0.22%)
United Technologies Corp	3,300	204

Agricultural Chemicals (0.22%)
Monsanto Co	1,300	164
Syngenta AG	62	20
Yara International ASA	175	16

		200

Agricultural Operations (0.08%)
Archer-Daniels-Midland Co	2,100	71

Airlines (0.05%)
Southwest Airlines Co	3,200	42

Apparel Manufacturers (0.07%)
Coach Inc (a)	1,000	29
Jones Apparel Group Inc	500	7
VF Corp	400	28

		64

Appliances (0.02%)
Whirlpool Corp	300	19

Applications Software (0.94%)
Citrix Systems Inc (a)	800	24
Infosys Technologies Ltd ADR	1,100	48
Intuit Inc (a)	1,600	44
Microsoft Corp	26,700	734

		850

Athletic Footwear (0.07%)
Nike Inc	1,100	66

Auto — Car & Light Trucks (0.19%)
Daimler AG	814	50
Peugeot SA	118	6
Renault SA	153	13
Tata Motors Ltd ADR	800	8
Volkswagen AG	325	94

		171

Auto — Medium & Heavy Duty Trucks (0.07%)
Paccar Inc	1,600	67

Beverages — Non-Alcoholic (0.73%)
Coca-Cola Co/The	6,200	322
Coca-Cola Enterprises Inc	1,400	24
Dr Pepper Snapple Group Inc (a)	312	7
PepsiCo Inc	4,800	305

		658

Beverages — Wine & Spirits (0.15%)
Diageo PLC	7,286	134

Brewery (0.17%)
Anheuser-Busch Cos Inc	2,500	155

Broadcasting Services & Programming (0.06%)
Clear Channel Communications Inc	1,651	58

Building — Heavy Construction (0.10%)
Vinci SA	1,484	91

Building — Residential & Commercial (0.02%)
Centex Corp	500	7
KB Home	400	7
Pulte Homes Inc	900	8

		22

Building & Construction — Miscellaneous (0.04%)
Bouygues SA	568	38

Building & Construction Products — Miscellaneous (0.12%)
Cie de Saint-Gobain	1,788	112

Building Products — Cement & Aggregate (0.07%)
Ambuja Cements Ltd	4,240	8
CRH PLC	617	18
Holcim Ltd	251	20
Lafarge SA	138	21

		67

Cable TV (0.18%)
Comcast Corp	8,178	155
ZON Multimedia Servicos de
Telecomunicacoes e Multimedia SGPS SA	680	6

		161

See accompanying notes

72

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Casino Services (0.05%)
International Game Technology	1,706	$43

Cellular Telecommunications (0.27%)
Vimpel-Communications ADR	6,900	205
Vodafone Group PLC	13,532	40

		245

Chemicals — Diversified (0.43%)
Akzo Nobel NV	228	16
BASF SE	830	57
Bayer AG	509	43
Dow Chemical Co/The	2,300	80
EI Du Pont de Nemours & Co	2,300	99
Johnson Matthey PLC	254	9
K+S AG	39	22
PPG Industries Inc	600	35
Rohm & Haas Co	300	14
Solvay SA	124	16

		391

Chemicals — Specialty (0.06%)
Eastman Chemical Co	300	21
Ecolab Inc	500	21
Sigma-Aldrich Corp	300	16

		58

Coatings & Paint (0.02%)
Sherwin-Williams Co/The	400	18

Commercial Banks (1.01%)
Axis Bank Ltd	237	3
Bank Pekao SA	3,170	245
BB&T Corp	700	16
Deutsche Bank AG	383	33
HDFC Bank Ltd ADR	300	21
ICICI Bank Ltd ADR	200	6
Komercni Banka AS	871	203
Marshall & Ilsley Corp	200	3
Powszechna Kasa Oszczednosci Bank Polaki SA	16,790	361
Regions Financial Corp	641	7
State Bank of India Ltd	207	11
Toronto-Dominion Bank	82	5

		914

Commercial Services — Finance (0.31%)
Automatic Data Processing Inc	2,000	84
Equifax Inc	400	13
H&R Block Inc	1,800	39
Moody’s Corp	1,000	34
Paychex Inc	1,300	41
Total System Services Inc	145	3
Western Union Co/The	2,847	70

		284

Computer Aided Design (0.04%)
Autodesk Inc (a)	1,000	34

Computer Services (0.13%)
Affiliated Computer Services Inc (a)	500	27
Computer Sciences Corp (a)	800	37
Electronic Data Systems Corp	2,200	54

		118

Computers (1.54%)
Apple Inc (a)	1,900	318
Dell Inc (a)	6,500	142
Hewlett-Packard Co	8,000	354
International Business Machines Corp	4,600	545
Sun Microsystems Inc (a)	3,300	36

		1,395

Computers — Memory Devices (0.14%)
EMC Corp/Massachusetts (a)	7,000	103
NetApp Inc (a)	1,200	26

		129

Computers — Peripheral Equipment (0.03%)
Lexmark International Inc (a)	500	17
Logitech International SA (a)	231	6

		23

Consumer Products — Miscellaneous (0.16%)
Clorox Co	700	36
Fortune Brands Inc	400	25
Kimberly-Clark Corp	1,400	84

		145

Cosmetics & Toiletries (0.78%)
Avon Products Inc	1,500	54
Colgate-Palmolive Co	1,350	93
L’Oreal SA	306	34
Procter & Gamble Co	8,715	530

		711

Cruise Lines (0.08%)
Carnival Corp	2,283	75

Data Processing & Management (0.03%)
Fiserv Inc (a)	700	32

Disposable Medical Products (0.06%)
CR Bard Inc	600	53

Distribution & Wholesale (0.07%)
Genuine Parts Co	900	36
See accompanying notes

73

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Distribution & Wholesale (continued)
Wolseley PLC	3,676	$27

		63

Diversified Manufacturing Operations (1.92%)
3M Co	2,000	139
Danaher Corp	800	62
Eaton Corp	900	77
General Electric Co	27,400	731
Honeywell International Inc	2,500	126
Illinois Tool Works Inc	1,600	76
ITT Corp	900	57
Leggett & Platt Inc	700	12
Parker Hannifin Corp	900	64
Siemens AG	2,572	284
Textron Inc	900	43
Tyco International Ltd	1,700	68

		1,739

Diversified Minerals (0.23%)
Anglo American PLC	1,174	83
BHP Billiton PLC	2,113	81
Xstrata PLC	554	44

		208

Diversified Operations (0.07%)
LVMH Moet Hennessy Louis Vuitton SA	648	68

Drug Delivery Systems (0.03%)
Hospira Inc (a)	580	23

E-Commerce — Products (0.07%)
Amazon.com Inc (a)	900	66

E-Commerce — Services (0.11%)
eBay Inc (a)	3,656	100

Electric — Generation (0.41%)
AES Corp/The (a)	2,100	41
CEZ	3,744	332

		373

Electric — Integrated (2.03%)
Allegheny Energy Inc	600	30
Ameren Corp	800	34
American Electric Power Co Inc	1,300	52
Consolidated Edison Inc	900	35
Constellation Energy Group Inc	500	41
Dominion Resources Inc/VA	1,700	81
DTE Energy Co	700	30
Duke Energy Corp	3,600	63
E.ON AG	2,093	422
Edison International	1,000	51
Entergy Corp	700	84
Exelon Corp	1,800	162
FirstEnergy Corp	1,000	82
FPL Group Inc	1,200	79
Iberdrola SA	6,569	88
PG&E Corp	1,200	48
PPL Corp	1,100	58
Progress Energy Inc	900	38
Public Service Enterprise Group Inc	1,600	73
RWE AG	1,396	176
Southern Co	2,300	80
Xcel Energy Inc	1,800	36

		1,843

Electric Products — Miscellaneous (0.15%)
Emerson Electric Co	2,400	119
Molex Inc	700	17

		136

Electronic Components — Miscellaneous (0.28%)
Jabil Circuit Inc	800	13
Koninklijke Philips Electronics NV	5,211	177
Tyco Electronics Ltd	1,675	60

		250

Electronic Components — Semiconductors (0.71%)
Advanced Micro Devices Inc (a)	1,500	9
Altera Corp	1,900	39
ARM Holdings Plc	1,339	2
Broadcom Corp (a)	1,200	33
Infineon Technologies AG (a)	733	6
Intel Corp	14,500	311
Micron Technology Inc (a)	2,800	17
National Semiconductor Corp	1,500	31
Nvidia Corp (a)	2,450	46
QLogic Corp (a)	400	6
STMicroelectronics NV	662	7
Texas Instruments Inc	3,800	107
Xilinx Inc	1,200	30

		644

Electronic Forms (0.09%)
Adobe Systems Inc (a)	2,100	83

Electronic Measurement Instruments (0.05%)
Agilent Technologies Inc (a)	1,300	46

Electronic Parts Distribution (0.00%)
Electrocomponents PLC	980	3

Electronics — Military (0.04%)
L-3 Communications Holdings Inc	400	36
See accompanying notes

74

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Engineering — Research & Development Services (0.17%)
ABB Ltd (a)	4,519	$129
Larsen & Toubro Ltd (b)	452	23

		152

Enterprise Software & Services (0.77%)
CA Inc	2,100	49
Oracle Corp (a)	11,571	243
SAP AG	7,744	404

		696

Entertainment Software (0.06%)
Electronic Arts Inc (a)	1,200	53

Fiduciary Banks (0.24%)
Bank of New York Mellon Corp/The	3,924	149
State Street Corp	1,100	70

		219

Finance — Consumer Loans (0.03%)
SLM Corp (a)	1,200	23

Finance — Credit Card (0.15%)
American Express Co	3,600	136

Finance — Investment Banker & Broker (1.12%)
Charles Schwab Corp/The	3,200	66
Citigroup Inc	13,016	218
Credit Suisse Group AG	1,217	56
Goldman Sachs Group Inc/The	1,275	223
JPMorgan Chase & Co	9,328	320
Lehman Brothers Holdings Inc	1,500	30
Merrill Lynch & Co Inc	2,400	76
UBS AG (a)	1,339	28

		1,017

Finance — Mortgage Loan/Banker (0.03%)
Countrywide Financial Corp	400	2
Fannie Mae	900	18
Freddie Mac	700	11

		31

Finance — Other Services (0.17%)
Man Group PLC	12,539	156

Financial Guarantee Insurance (0.01%)
AMBAC Financial Group Inc	400	1
MBIA Inc	1,000	4
MGIC Investment Corp	100	1

		6

Food — Confectionery (0.07%)
WM Wrigley Jr Co	800	62
Cadbury PLC	1,665	21
Campbell Soup Co	1,000	34
ConAgra Foods Inc	1,900	37
General Mills Inc	1,300	79
HJ Heinz Co	1,200	57
Kellogg Co	1,300	62
Kraft Foods Inc	4,900	139
Nestle SA	7,240	327
Sara Lee Corp	3,200	39
Unilever NV	3,012	86

		881

Food — Retail (0.30%)
Carrefour SA	579	33
Koninklijke Ahold NV	668	9
Kroger Co/The	3,200	92
Metro AG	136	9
Safeway Inc	900	26
SUPERVALU Inc	145	4
Tesco PLC	13,528	100

		273

Food — Wholesale & Distribution (0.03%)
Sysco Corp	1,100	30

Forestry (0.09%)
Plum Creek Timber Co Inc	1,300	55
Weyerhaeuser Co	500	26

		81

Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC	1,051	5

Gas — Distribution (0.06%)
Sempra Energy	900	51

Gold Mining (0.06%)
Newmont Mining Corp	1,100	57

Health Care Cost Containment (0.06%)
McKesson Corp	1,000	56

Home Decoration Products (0.02%)
Newell Rubbermaid Inc	900	15

Hotels & Motels (0.21%)
Accor SA	1,067	71
Intercontinental Hotels Group PLC	857	12
Marriott International Inc/DE	1,664	44
Starwood Hotels & Resorts Worldwide Inc	1,078	43
Wyndham Worldwide Corp	1,120	20

		190

See accompanying notes

75

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Human Resources (0.02%)
Monster Worldwide Inc (a)	300	$6
Robert Half International Inc	500	12

		18

Industrial Gases (0.18%)
Air Liquide	224	30
Air Products & Chemicals Inc	500	49
Linde AG	116	16
Praxair Inc	700	66

		161

Instruments — Scientific (0.08%)
Applera Corp — Applied Biosystems Group	700	23
Thermo Fisher Scientific Inc (a)	600	34
Waters Corp (a)	300	19

		76

Insurance Brokers (0.11%)
Aon Corp	900	41
Marsh & McLennan Cos Inc	2,100	56

		97

Internet Security (0.12%)
Symantec Corp (a)	3,548	69
VeriSign Inc (a)	1,100	41

		110

Investment Management & Advisory Services (0.11%)
Ameriprise Financial Inc	680	28
Franklin Resources Inc	600	55
Legg Mason Inc	400	17

		100

Leisure & Recreation Products (0.00%)
Brunswick Corp/DE	400	4

Life & Health Insurance (0.42%)
Aflac Inc	1,700	107
Aviva PLC	5,943	59
Lincoln National Corp	989	45
Prudential Financial Inc	1,500	90
Prudential PLC	7,066	75
Unum Group	100	2

		378

Linen Supply & Related Items (0.01%)
Cintas Corp	400	11

Machinery — Construction & Mining (0.18%)
Caterpillar Inc	2,200	162

Machinery — Farm (0.11%)
Deere & Co	1,400	101
OC Oerlikon Corp AG (a)	12	3

Medical — Biomedical/Gene (0.54%)
Amgen Inc (a)	5,000	236
Biogen Idec Inc (a)	1,505	84
Genzyme Corp (a)	700	50
Gilead Sciences Inc (a)	2,200	117
Millipore Corp (a)	100	7

		494

Medical — Drugs (2.88%)
Abbott Laboratories	5,700	302
Allergan Inc/United States	1,000	52
AstraZeneca PLC	2,366	101
Bristol-Myers Squibb Co	7,800	160
Dr Reddys Laboratories Ltd ADR	700	11
Eli Lilly & Co	4,100	189
Forest Laboratories Inc (a)	1,300	45
GlaxoSmithKline PLC	7,973	177
Merck & Co Inc	6,700	252
Novartis AG	3,629	200
Novo Nordisk A/S	1,116	73
Pfizer Inc	23,400	409
Roche Holding AG	1,019	184
Sanofi-Aventis SA	1,610	108
Schering-Plough Corp	6,400	126
Wyeth	4,700	225

		2,614

Medical — HMO (0.43%)
Aetna Inc	2,300	93
Cigna Corp	1,700	60
Humana Inc (a)	800	32
UnitedHealth Group Inc	4,700	124
WellPoint Inc (a)	1,700	81

		390

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)	2,600	14

Medical — Wholesale Drug Distribution (0.17%)
AmerisourceBergen Corp	1,700	68
Cardinal Health Inc	1,700	88

		156

Medical Information Systems (0.04%)
IMS Health Inc	1,500	35

Medical Instruments (0.38%)
Boston Scientific Corp (a)	2,691	33
Medtronic Inc	4,317	223
See accompanying notes

76

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical Instruments (continued)
St Jude Medical Inc (a)	2,250	$92

		348

Medical Laboratory & Testing Service (0.05%)
Quest Diagnostics Inc	900	44

Medical Products (1.32%)
Baxter International Inc	2,200	141
Becton Dickinson & Co	900	73
Covidien Ltd	1,375	66
Johnson & Johnson	10,000	643
Nobel Biocare Holding AG	1,335	43
Smith & Nephew PLC	6,219	69
Stryker Corp	1,600	101
Zimmer Holdings Inc (a)	900	61

		1,197

Metal — Aluminum (0.08%)
Alcoa Inc	2,100	75

Metal — Diversified (0.43%)
Freeport-McMoRan Copper & Gold Inc	900	105
MMC Norilsk Nickel ADR	7,700	194
Rio Tinto PLC	745	89

		388

Metal Processors & Fabrication (0.07%)
Precision Castparts Corp	500	48
Sterlite Industries India Ltd ADR (a)	1,000	16

		64

Multi-Line Insurance (1.27%)
ACE Ltd	900	50
Allianz SE	702	124
Allstate Corp/The	2,400	109
American International Group Inc	7,375	195
Assicurazioni Generali SpA	4,012	154
AXA SA	3,926	116
Cincinnati Financial Corp	315	8
Hartford Financial Services Group Inc	1,300	84
Loews Corp	1,400	66
MetLife Inc	2,500	132
XL Capital Ltd	600	12
Zurich Financial Services AG	414	106

		1,156

Multimedia (0.59%)
Lagardere SCA	145	8
McGraw-Hill Cos Inc/The	1,082	43
Pearson PLC	845	10
Sanoma-WSOY Oyj	102	2
Thomson Reuters PLC	219	6
Time Warner Inc	11,324	168
Viacom Inc (a)	2,082	64
Vivendi	1,214	46
Walt Disney Co/The	5,538	173
WPP Group PLC	1,226	12

		532

Networking Products (0.45%)
Cisco Systems Inc (a)	17,400	405

Non-Hazardous Waste Disposal (0.07%)
Waste Management Inc	1,700	64

Office Automation & Equipment (0.08%)
Neopost SA	48	5
OCE NV	281	3
Pitney Bowes Inc	700	24
Xerox Corp	3,000	41

		73

Office Supplies & Forms (0.01%)
Avery Dennison Corp	300	13

Oil — Field Services (0.69%)
Baker Hughes Inc	1,100	96
BJ Services Co	1,200	38
Halliburton Co	2,800	149
Schlumberger Ltd	3,200	344

		627

Oil & Gas Drilling (0.19%)
Nabors Industries Ltd (a)	1,000	49
Transocean Inc	809	123

		172

Oil Company — Exploration & Production (1.15%)
Anadarko Petroleum Corp	1,400	105
Apache Corp	1,000	139
Devon Energy Corp	1,300	156
EOG Resources Inc	700	92
Oao Gazprom (a)	4,235	245
Occidental Petroleum Corp	2,200	198
Questar Corp	600	43
XTO Energy Inc	925	63

		1,041

Oil Company — Integrated (3.99%)
BP PLC	14,284	166
Chevron Corp	6,530	647
ConocoPhillips	4,598	434
Exxon Mobil Corp	17,600	1,551
Hess Corp	800	101
LUKOIL ADR	2,500	247
Marathon Oil Corp	2,100	109
See accompanying notes

77

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Oil Company — Integrated (continued)
Royal Dutch Shell PLC — A shares	2,619	$108
Royal Dutch Shell PLC — B shares	1,621	65
Total SA	2,292	195

		3,623

Oil Refining & Marketing (0.07%)
Valero Energy Corp	1,500	62

Optical Supplies (0.17%)
Cie Generale d’Optique Essilor International SA	2,487	152

Paper & Related Products (0.05%)
International Paper Co	1,100	26
MeadWestvaco Corp	500	12
Mondi PLC	386	2
UPM-Kymmene Oyj	452	7

		47

Pharmacy Services (0.20%)
Express Scripts Inc (a)	1,500	94
Medco Health Solutions Inc (a)	1,800	85

		179

Photo Equipment & Supplies (0.02%)
Eastman Kodak Co	1,000	14

Pipelines (0.13%)
Spectra Energy Corp	1,662	48
Williams Cos Inc	1,800	72

		120

Power Converter & Supply Equipment (0.16%)
Schneider Electric SA	1,320	143

Printing — Commercial (0.02%)
RR Donnelley & Sons Co	600	18

Property & Casualty Insurance (0.19%)
Chubb Corp	900	44
Progressive Corp/The	3,100	58
Travelers Cos Inc/The	1,645	72

		174

Publicly Traded Investment Fund (2.41%)
iShares MSCI Emerging Markets Index Fund	13,000	1,763
iShares MSCI Mexico Index Fund	7,400	421
Midcap SPDR Trust Series 1	37	5

		2,189

Publishing — Books (0.03%)
Reed Elsevier NV	701	12
Reed Elsevier PLC	1,179	13
Yell Group PLC	820	1

		26

Publishing — Newspapers (0.04%)
Daily Mail & General Trust	311	2
Gannett Co Inc	960	21
New York Times Co/The	802	12

		35

Publishing — Periodicals (0.01%)
PagesJaunes Groupe SA	119	2
United Business Media PLC	322	3
Wolters Kluwer NV	326	8

		13

Quarrying (0.02%)
Vulcan Materials Co	300	18

Real Estate Operator & Developer (0.00%)
Forestar Real Estate Group Inc (a)	100	2

Regional Banks (0.57%)
Bank of America Corp	12,391	296
Capital One Financial Corp	1,000	38
Comerica Inc	100	3
Fifth Third Bancorp	700	7
Keycorp	500	5
National City Corp	800	4
PNC Financial Services Group Inc	300	17
SunTrust Banks Inc	300	11
US Bancorp	1,600	45
Wachovia Corp	1,699	26
Wells Fargo & Co	2,900	69

		521

Reinsurance (0.02%)
Muenchener Rueckversicherungs AG	101	18

REITS — Apartments (0.07%)
Equity Residential	1,600	61

REITS — Diversified (0.06%)
Land Securities Group PLC	2,108	52

REITS — Hotels (0.02%)
Host Hotels & Resorts Inc	1,310	18

REITS — Warehouse & Industrial (0.08%)
Prologis	1,300	71

Retail — Apparel & Shoe (0.17%)
Abercrombie & Fitch Co	300	19
Gap Inc/The	1,544	26
Hennes & Mauritz AB	1,250	68
See accompanying notes

78

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Apparel & Shoe (continued)
Liz Claiborne Inc	500	$7
Ltd Brands Inc	1,228	20
Nordstrom Inc	600	18

		158

Retail — Auto Parts (0.03%)
Autozone Inc (a)	205	25

Retail — Bedding (0.03%)
Bed Bath & Beyond Inc (a)	998	28

Retail — Building Products (0.21%)
Home Depot Inc	4,593	108
Lowe’s Cos Inc	4,198	87

		195

Retail — Computer Equipment (0.02%)
GameStop Corp (a)	500	20

Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	953	38

Retail — Discount (0.80%)
Costco Wholesale Corp	1,175	82
Target Corp	2,249	105
Wal-Mart Stores Inc	9,600	539

		726

Retail — Drug Store (0.13%)
CVS/Caremark Corp	1,300	52
Walgreen Co	1,975	64

		116

Retail — Jewelry (0.09%)
Compagnie Financiere Richemont SA	1,197	67
Tiffany & Co	446	18

		85

Retail — Major Department Store (0.14%)
JC Penney Co Inc	841	30
Marks & Spencer Group PLC	4,985	33
Sears Holdings Corp (a)	300	22
TJX Cos Inc	1,296	41

		126

Retail — Office Supplies (0.06%)
Staples Inc	2,145	51

Retail — Regional Department Store (0.07%)
Kohl’s Corp (a)	897	36
Macy’s Inc	1,316	25

		61

Retail — Restaurants (0.59%)
Darden Restaurants Inc	900	29
McDonald’s Corp	6,169	347
Starbucks Corp (a)	3,874	61
Yum! Brands Inc	2,696	94

		531

Rubber — Tires (0.07%)
Compagnie Generale des Etablissements Michelin	427	30
Continental AG	360	37

		67

Savings & Loans — Thrifts (0.02%)
Hudson City Bancorp Inc	600	10
Washington Mutual Inc	1,100	5

		15

Schools (0.04%)
Apollo Group Inc (a)	800	35

Semiconductor Component — Integrated Circuits (0.06%)
Analog Devices Inc	900	29
Linear Technology Corp	900	29

		58

Semiconductor Equipment (0.17%)
Applied Materials Inc	4,300	82
ASML Holding NV	423	10
Kla-Tencor Corp	800	33
Novellus Systems Inc (a)	800	17
Teradyne Inc (a)	800	9

		151

Soap & Cleaning Products (0.04%)
Reckitt Benckiser Group PLC	670	34

Steel — Producers (0.22%)
ArcelorMittal	723	72
Nucor Corp	700	52
ThyssenKrupp AG	369	23
United States Steel Corp	300	55

		202

Steel — Specialty (0.02%)
Allegheny Technologies Inc	300	18

Telecommunication Equipment (0.02%)
Alcatel-Lucent	1,532	9
Nortel Networks Corp (a)	38	—
Tellabs Inc (a)	1,600	8

		17

Telecommunication Equipment — Fiber Optics (0.11%)
Corning Inc	3,800	88
See accompanying notes

79

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Telecommunication Equipment — Fiber Optics (continued)
JDS Uniphase Corp (a)	712	$8

		96

Telecommunication Services (0.03%)
Embarq Corp	306	14
Fairpoint Communications Inc	122	1
Tata Communications Ltd ADR	500	9

		24

Telephone — Integrated (1.49%)
AT&T Inc	15,136	510
BT Group PLC	9,010	36
CenturyTel Inc	500	18
Deutsche Telekom AG	4,053	67
Koninklijke (Royal) KPN NV	3,971	68
Portugal Telecom SGPS SA	2,626	30
Qwest Communications International Inc	5,000	20
Sprint Nextel Corp	6,138	58
Swisscom AG	154	51
Telecom Italia SpA — RNC	10,709	17
Telecom Italia SpA	17,007	34
Telefonica SA	7,702	205
Telefonica SA ADR	1	—
Verizon Communications Inc	6,500	230
Windstream Corp	723	9

		1,353

Television (0.72%)
British Sky Broadcasting Group PLC	1,199	11
CBS Corp	2,082	41
Central European Media Enterprises Ltd (a)	2,000	181
CTC Media Inc (a)	6,300	155
Gestevision Telecinco SA	150	2
ITV PLC	4,482	4
Mediaset SpA	886	6
Modern Times Group AB	50	3
Societe Television Francaise 1	165	3
TVN SA	30,463	250

		656

Tobacco (0.61%)
Altria Group Inc	6,700	138
ITC Ltd	4,989	21
Philip Morris International Inc	6,700	331
Reynolds American Inc	700	33
UST Inc	500	27

		550

Tools — Hand Held (0.02%)
Black & Decker Corp	300	17

Toys (0.03%)
Mattel Inc	1,400	24

Transport — Rail (0.45%)
Burlington Northern Santa Fe Corp	1,000	100
CSX Corp	1,700	107
Norfolk Southern Corp	1,000	62
Union Pacific Corp	1,800	136

		405

Transport — Services (0.41%)
Deutsche Post AG	3,132	82
FedEx Corp	900	71
United Parcel Service Inc	3,500	215

		368

Web Portals (0.49%)
Google Inc (a)	700	368
Yahoo! Inc (a)	3,900	81

		449

Wireless Equipment (0.40%)
Motorola Inc	6,200	46
Nokia OYJ	4,140	101
Qualcomm Inc	4,200	186
Telefonaktiebolaget LM Ericsson	2,817	29

		362

TOTAL COMMON STOCKS		$44,166

PREFERRED STOCKS (0.01%)
Soap & Cleaning Products (0.01%)
Henkel AG & Co KGaA	276	11

TOTAL PREFERRED STOCKS		$11

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (10.32%)
Aerospace & Defense (0.05%)
Systems 2001 AT LLC
6.66%, 9/15/2013 (c)	$46	47

Agricultural Chemicals (0.01%)
Monsanto Co
5.13%, 4/15/2018	10	10

Agricultural Operations (0.03%)
Archer-Daniels-Midland Co
5.45%, 3/15/2018	25	24

Asset Backed Securities (0.97%)
Connecticut RRB Special Purpose Trust CL&P
3.01%, 12/30/2010(d)	87	87
Credit-Based Asset Servicing and Securitization
2.54%, 6/25/2036 (d)	14	14
See accompanying notes

80

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Asset Backed Securities (continued)
First Franklin Mortgage Loan Asset Backed Certificates
2.53%, 7/25/2036 (d)	$36	$35
2.53%, 3/25/2037 (d)	95	91
Fremont Home Loan Trust
2.53%, 10/25/2036 (d)	89	84
GSAMP Trust
2.55%, 6/25/2036 (d)	4	4
2.55%, 1/25/2037 (d)	55	53
PSE&G Transition Funding LLC
6.75%, 6/15/2016	250	270
Residential Asset Mortgage Products Inc
2.55%, 8/25/2036 (d)	57	56
Securitized Asset Backed Receivables LLC Trust
2.59%, 2/25/2037 (d)	104	98
Soundview Home Equity Loan Trust
2.59%, 2/25/2037 (d)	94	85

		877

Auto — Car & Light Trucks (0.03%)
Daimler Finance North America LLC
7.20%, 9/1/2009	20	20
8.50%, 1/18/2031	5	6

		26

Beverages — Non-Alcoholic (0.02%)
Dr Pepper Snapple Group Inc
6.82%, 5/ 1/2018 (c)	20	20

Brewery (0.11%)
FBG Finance Ltd
5.13%, 6/15/2015 (c)	45	43
Miller Brewing Co
4.25%, 8/15/2008 (c)	55	55

		98

Cable TV (0.21%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	5	5
Comcast Cable Communications LLC
6.75%, 1/30/2011	25	26
Comcast Corp
6.50%, 1/15/2015	10	10
5.70%, 5/15/2018	35	33
COX Communications Inc
6.25%, 6/1/2018 (c)	30	30
Echostar DBS Corp
6.38%, 10/1/2011	55	53
Time Warner Cable Inc
6.75%, 7/1/2018	30	30

		187

Casino Hotels (0.03%)
MGM Mirage
6.00%, 10/ 1/2009	25	25

Chemicals — Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008	20	20

Commercial Banks (0.08%)
Credit Suisse/New York NY
6.00%, 2/15/2018	80	77

Computers (0.04%)
Dell Inc
5.65%, 4/15/2018 (c)	25	24
Hewlett-Packard Co
5.50%, 3/ 1/2018	15	15

		39

Credit Card Asset Backed Securities (0.79%)
American Express Credit Account Master Trust
2.47%, 10/15/2012 (d)	125	124
Capital One Multi-Asset Execution Trust
5.65%, 7/15/2020	100	98
Citibank Credit Card Issuance Trust
2.79%, 3/22/2012 (d)	150	149
4.40%, 6/20/2014 (d)	250	246
Discover Card Master Trust
5.65%, 3/16/2020	100	97

		714

Data Processing & Management (0.04%)
Fiserv Inc
6.80%, 11/20/2017	40	40

Diversified Financial Services (0.24%)
General Electric Capital Corp
4.25%, 12/ 1/2010	25	25
5.63%, 9/15/2017	75	73
5.63%, 5/ 1/2018	125	121

		219

Diversified Manufacturing Operations (0.10%)
General Electric Co
5.25%, 12/6/2017	45	43
Honeywell International Inc
5.30%, 3/ 1/2018	25	25
Parker Hannifin Corp
5.50%, 5/15/2018	20	20

		88

Diversified Minerals (0.05%)
Rio Tinto Finance USA Ltd
6.50%, 7/15/2018	45	45
See accompanying notes

81

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Diversified Operations (0.04%)
Capmark Financial Group Inc
5.88%, 5/10/2012	$35	$25
6.30%, 5/10/2017	20	13

		38

Drug Delivery Systems (0.06%)
Hospira Inc
3.28%, 3/30/2010 (d)	55	53

Electric — Distribution (0.03%)
Detroit Edison Co/The
6.13%, 10/ 1/2010	25	26

Electric — Integrated (0.47%)
Appalachian Power Co
5.65%, 8/15/2012	15	15
Arizona Public Service Co
5.80%, 6/30/2014	40	38
Consumers Energy Co
4.80%, 2/17/2009	55	55
4.00%, 5/15/2010	15	15
E.ON International Finance BV
5.80%, 4/30/2018 (c)	55	54
Entergy Gulf States Inc
3.43%, 12/ 8/2008 (c)(d)	23	23
3.08%, 12/ 1/2009 (d)	20	20
Nisource Finance Corp
3.21%, 11/23/2009 (d)	30	29
7.88%, 11/15/2010	35	36
6.80%, 1/15/2019	20	20
Ohio Edison Co
6.40%, 7/15/2016	20	20
Ohio Power Co
6.00%, 6/1/2016	40	40
Peco Energy Co
5.35%, 3/ 1/2018	20	19
Union Electric Co
6.40%, 6/15/2017	40	40

		424

Electric Products — Miscellaneous (0.03%)
LG Electronics Inc
5.00%, 6/17/2010 (c)	25	25

Electronic Components — Miscellaneous (0.04%)
Koninklijke Philips Electronics NV
5.75%, 3/11/2018	40	39

Enterprise Software & Services (0.04%)
Oracle Corp
5.75%, 4/15/2018	35	35

Fiduciary Banks (0.03%)
Bank of New York Mellon Corp/The
4.50%, 4/1/2013	25	24

Finance — Consumer Loans (0.20%)
American General Finance Corp
4.63%, 9/1/2010	25	24
HSBC Finance Corp
4.13%, 12/15/2008	15	15
6.75%, 5/15/2011	105	109
SLM Corp
4.00%, 1/15/2010	40	38

		186

Finance — Investment Banker & Broker (0.52%)
Bear Stearns Cos Inc/The
5.55%, 1/22/2017	45	42
7.25%, 2/ 1/2018	30	31
Citigroup Inc
6.13%, 11/21/2017	35	34
5.88%, 5/29/2037	30	25
Goldman Sachs Group Inc/The
6.15%, 4/ 1/2018	50	48
6.75%, 10/ 1/2037	70	64
JPMorgan Chase & Co
6.00%, 2/15/2009	90	91
4.75%, 5/ 1/2013	20	19
Lehman Brothers Holdings Inc
5.75%, 1/ 3/2017	35	31
6.50%, 7/19/2017	40	37
6.88%, 7/17/2037	60	52

		474

Finance — Mortgage Loan/Banker (0.14%)
Nationwide Building Society
4.25%, 2/1/2010 (c)	60	59
SLM Student Loan Trust
2.91%, 10/25/2014 (d)	72	71

		130

Finance — Other Services (0.03%)
NYSE Euronext
4.80%, 6/28/2013	30	30

Food — Miscellaneous/Diversified (0.08%)
ConAgra Foods Inc
7.00%, 10/ 1/2028	15	15
8.25%, 9/15/2030	20	23
Kraft Foods Inc
6.13%, 8/23/2018	35	34

		72

Food -Retail (0.08%)
Delhaize America Inc
9.00%, 4/15/2031	51	60
See accompanying notes

82

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Food — Retail (continued)
Kroger Co/The
6.40%, 8/15/2017	$15	$15

		75

Home Equity — Other (0.29%)
ACE Securities Corp
2.80%, 5/25/2034 (d)	22	16
Argent Securities Inc
2.53%, 10/25/2036 (d)	77	75
Bayview Financial Acquisition Trust
2.59%, 11/28/2036 (d)	26	26
Citigroup Mortgage Loan Trust Inc
2.55%, 8/25/2036 (d)	4	3
Option One Mortgage Loan Trust
2.53%, 7/25/2036 (d)	9	9
Securitized Asset Backed Receivables LLC Trust
2.56%, 11/25/2036 (d)	94	91
Soundview Home Equity Loan Trust
2.56%, 1/25/2037 (d)	46	44

		264

Hotels & Motels (0.02%)
Starwood Hotels & Resorts Worldwide Inc
6.75%, 5/15/2018	20	19

Life & Health Insurance (0.01%)
Prudential Financial Inc
6.63%, 12/ 1/2037	15	14

Medical — Biomedical/Gene (0.07%)
Amgen Inc
5.85%, 6/1/2017	30	29
Biogen Idec Inc
6.88%, 3/1/2018	35	36

		65

Medical -Drugs (0.14%)
AstraZeneca PLC
5.90%, 9/15/2017	25	26
Bristol-Myers Squibb Co
5.45%, 5/ 1/2018	40	39
GlaxoSmithKline Capital Inc
5.65%, 5/15/2018	35	35
Wyeth
5.50%, 2/15/2016	5	5
5.45%, 4/1/2017	20	20

		125

Medical — HMO (0.04%)
UnitedHealth Group Inc
6.00%, 2/15/2018	35	34

Medical Products (0.08%)
Baxter International Inc
4.63%, 3/15/2015	30	29
5.38%, 6/1/2018	10	10
Covidien International Finance SA
6.00%, 10/15/2017	30	30

		69

Mortgage Backed Securities (2.51%)
Banc of America Commercial Mortgage Inc
5.41%, 9/10/2047 (d)	225	214
5.84%, 6/10/2049 (d)	200	189
Citigroup Commercial Mortgage Trust
5.89%, 12/10/2049	200	190
Citigroup/Deutsche Bank Commercial Mortgage
5.89%, 11/15/2044	125	119
Commercial Mortgage Pass Through Certificates
6.01%, 12/10/2049 (d)	200	191
Credit Suisse Mortgage Capital Certificates
5.91%, 6/15/2039 (d)	175	166
Greenwich Capital Commercial Funding Corp
5.44%, 3/10/2039 (d)	200	186
JP Morgan Chase Commercial Mortgage Securities Corp
5.94%, 2/12/2049 (d)	150	143
6.01%, 6/15/2049	150	143
LB Commercial Conduit Mortgage Trust
6.14%, 7/15/2044 (d)	100	97
Wachovia Bank Commercial Mortgage Trust
5.34%, 12/15/2043 (d)	200	185
5.68%, 5/15/2046 (d)	150	141
5.93%, 6/15/2049 (d)	225	214
6.10%, 2/15/2051 (d)	100	97

		2,275

Multimedia (0.19%)
Time Warner Inc
2.91%, 11/13/2009 (d)	80	78
Viacom Inc
6.88%, 4/30/2036	40	37
Vivendi
6.63%, 4/4/2018 (c)	55	55

		170

Non-Hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/1/2010	10	10

Office Automation & Equipment (0.03%)
Xerox Corp
6.35%, 5/15/2018	25	25

Oil — Field Services (0.02%)
Weatherford International Ltd
6.00%, 3/15/2018	20	20
See accompanying notes

83

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (0.10%)
Equitable Resources Inc
6.50%, 4/1/2018	$20	$20
Questar Market Resources Inc
6.80%, 4/1/2018	35	34
XTO Energy Inc
5.50%, 6/15/2018	35	34

		88

Oil Company — Integrated (0.11%)
ConocoPhillips
5.20%, 5/15/2018	35	34
Marathon Oil Corp
6.00%, 10/1/2017	25	25
5.90%, 3/15/2018	15	15
Petro-Canada
6.05%, 5/15/2018	30	30

		104

Pharmacy Services (0.03%)
Medco Health Solutions Inc
7.13%, 3/15/2018	25	26

Pipelines (0.17%)
CenterPoint Energy Resources Corp
7.88%, 4/1/2013	5	5
6.25%, 2/1/2037	15	13
Colorado Interstate Gas Co
6.80%, 11/15/2015	25	26
Consolidated Natural Gas Co
6.25%, 11/1/2011	15	16
Kinder Morgan Finance Co ULC
5.70%, 1/5/2016	45	40
Plains All American Pipeline LP
6.70%, 5/15/2036	40	38
Texas Eastern Transmission LP
7.00%, 7/15/2032	20	20

		158

Power Converter & Supply Equipment (0.04%)
Cooper Industries Inc
5.25%, 11/15/2012	35	35

Property & Casualty Insurance (0.04%)
Ace INA Holdings Inc
5.60%, 5/15/2015	15	14
Chubb Corp
5.75%, 5/15/2018	5	5
Travelers Cos Inc/The
5.80%, 5/15/2018	15	15

		34

Real Estate Operator & Developer (0.07%)
Brookfield Asset Management Inc
7.13%, 6/15/2012	40	41
5.80%, 4/25/2017	25	22

		63

Regional Banks (0.24%)
Bank of America Corp
5.75%, 12/1/2017	35	33
5.65%, 5/1/2018	40	37
Wachovia Corp
5.50%, 5/1/2013	95	91
Wells Fargo & Co
5.63%, 12/11/2017	55	53

		214

Reinsurance (0.05%)
Berkshire Hathaway Finance Corp
5.40%, 5/15/2018 (c)	50	50

REITS — Warehouse & Industrial (0.01%)
Prologis
6.63%, 5/15/2018	10	10

Retail — Building Products (0.10%)
Home Depot Inc
2.90%, 12/16/2009 (d)	65	63
5.40%, 3/1/2016	30	28

		91

Retail — Discount (0.04%)
Wal-Mart Stores Inc
4.25%, 4/15/2013	40	40

Retail — Drug Store (0.07%)
CVS Lease Pass Through Certificates
6.04%, 12/10/2028 (c)	43	40
CVS/Caremark Corp
5.75%, 8/15/2011	15	16
5.75%, 6/1/2017	10	10

		66

Retail — Regional Department Store (0.05%)
Macys Retail Holdings Inc
5.95%, 11/1/2008	45	45

Retail — Restaurants (0.04%)
Yum! Brands Inc
8.88%, 4/15/2011	35	38

Savings & Loans — Thrifts (0.06%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	30	24
Washington Mutual Inc
8.25%, 4/1/2010	35	31

		55

See accompanying notes

84

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Semiconductor Equipment (0.03%)
Kla-Tencor Corp
6.90%, 5/1/2018	$30	$29

Special Purpose Entity (0.32%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (c)	110	112
Farmers Exchange Capital
7.05%, 7/15/2028 (c)	110	100
Harley-Davidson Funding Corp
6.80%, 6/15/2018 (c)	20	20
Xlliac Global Funding
4.80%, 8/10/2010 (c)	55	55

		287

Steel — Producers (0.03%)
ArcelorMittal
6.13%, 6/1/2018 (c)	25	24

Telecommunication Equipment (0.06%)
Telefonica Europe BV
8.25%, 9/15/2030	45	52

Telephone — Integrated (0.47%)
AT&T Corp
7.30%, 11/15/2011 (d)	12	13
8.00%, 11/15/2031 (d)	50	57
AT&T Inc
5.60%, 5/15/2018	20	19
6.15%, 9/15/2034	25	23
Deutsche Telekom International Finance
8.75%, 6/15/2030 (d)	20	23
France Telecom SA
8.50%, 3/1/2031 (d)	45	54
Sprint Capital Corp
8.75%, 3/15/2032	30	29
Telecom Italia Capital SA
4.00%, 11/15/2008	25	25
4.00%, 1/15/2010	30	30
4.95%, 9/30/2014	15	14
Verizon Communications Inc
5.50%, 2/15/2018	40	38
Verizon New England Inc
6.50%, 9/15/2011	95	98

		423

Tobacco (0.07%)
Philip Morris International Inc
5.65%, 5/16/2018	35	34
Reynolds American Inc
6.50%, 7/15/2010	30	30

		64

Transport — Rail (0.07%)
Burlington Northern Santa Fe Corp
6.13%, 3/15/2009	45	45
Canadian National Railway Co
5.55%, 5/15/2018	15	15

		60

Transport — Services (0.03%)
FedEx Corp
7.25%, 2/15/2011	30	31

TOTAL BONDS		$9,364

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (27.24%)
Federal Home Loan Mortgage Corporation (FHLMC) (6.96%)
5.00%, 7/1/2038 (e)	1,725	1,653
5.50%, 7/1/2038 (e)	3,600	3,546
7.50%, 10/1/2030	24	26
4.50%, 1/1/2036	709	659
12.00%, 7/1/2010	5	5
12.00%, 7/1/2013	8	9
12.00%, 6/1/2015	14	16
11.50%, 10/1/2015	11	13
10.00%, 9/1/2017	7	8
5.64%, 1/1/2037	110	112
5.76%, 1/1/2037	152	155
5.87%, 4/1/2037	114	115

		6,317

Federal National Mortgage Association (FNMA) (10.46%)
4.50%, 7/1/2023 (e)	700	676
4.50%, 7/1/2038 (e)	700	649
5.00%, 7/1/2038 (e)	2,625	2,516
5.50%, 7/1/2038 (e)	1,375	1,355
6.50%, 7/1/2038 (e)	600	618
7.00%, 7/1/2038 (e)	200	210
8.00%, 2/1/2012	9	9
10.00%, 4/1/2016	8	9
4.50%, 9/1/2022	655	634
7.00%, 4/1/2023	2	2
7.50%, 4/1/2030	1	1
7.50%, 6/1/2030	39	42
7.50%, 11/1/2030	7	7
7.50%, 2/ 1/2031	23	25
8.00%, 12/1/2031	3	4
8.50%, 5/1/2032	46	50
7.00%, 6/1/2032	57	60
7.50%, 6/1/2032	42	45
7.00%, 10/1/2032	49	52
6.50%, 12/1/2032	186	193
7.00%, 10/1/2034	26	28
7.50%, 9/1/2035	74	80
5.77%, 1/1/2036 (d)	321	328
5.78%, 3/1/2036 (d)	155	158
See accompanying notes

85

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.87%, 3/1/2036 (d)	$125	$128
6.25%, 4/1/2036 (d)	323	331
6.30%, 4/1/2036 (d)	208	212
6.23%, 5/1/2036 (d)	150	152
6.25%, 5/1/2036 (d)	146	148
6.26%, 5/1/2036 (d)	163	167
6.29%, 7/1/2036 (d)	159	161
6.29%, 7/1/2036 (d)	107	108
6.30%, 8/1/2036 (d)	105	107
6.03%, 4/1/2037	116	119
6.12%, 4/1/2037	103	105

		9,489

Government National Mortgage Association (GNMA) (0.03%)
12.00%, 12/15/2012	15	17
10.50%, 4/15/2014	9	10

		27

U.S. Treasury (9.79%)
4.75%, 11/15/2008	800	808
3.00%, 2/15/2009	1,750	1,759
4.88%, 5/15/2009	2,550	2,604
2.00%, 2/28/2010	150	149
5.75%, 8/15/2010	700	744
4.63%, 2/29/2012	2,675	2,814

		8,878

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$24,711

SHORT TERM INVESTMENTS (5.51%)
Commercial Paper (5.51%)
Federal Home Loan Bank Discount Notes
0.00%, 7/7/2008 (a)	$800	$800
Freddie Mac Discount Notes
0.00%, 9/15/2008 (a)	600	597
United States Treasury Bill
1.14%, 7/10/2008	1,000	1,000
0.00%, 7/17/2008 (a)	500	499
2.40%, 7/24/2008	1,000	999
0.00%, 8/21/2008 (a)	1,100	1,098

		4,993

TOTAL SHORT TERM INVESTMENTS		$4,993

Total Investments		$83,245
Other Assets in Excess of Liabilities, Net — 8.24%		7,476

TOTAL NET ASSETS — 100.00%		$90,721

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23 or 0.03% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)	Variable Rate

(e)	Security was purchased in a “to-be-announced” (“TBA”) transaction.

See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$10,541
Unrealized Depreciation	(4,622)

Net Unrealized Appreciation (Depreciation)	5,919
Cost for federal income tax purposes	77,326

All dollar amounts are shown in thousands (000’s)
See accompanying notes

86

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
DJ Euro Stoxx 50; September 2008	8	$440	$426	$(14)

FTSE 100 Index; September 2008	4	472	450	(22)

Hang Seng INDEX; July 2008	5	731	709	(22)

H-Shares Index; July 2008	11	861	839	(22)

Long Gilt; September 2008	8	1,680	1,664	(16)

S&P 500 eMini; September 2008	78	5,219	4,997	(222)

SGX CNX NIFTY ETS; July 2008	23	193	182	(11)

SPI 200; September 2008	7	900	871	(29)

TOPIX Index; September 2008	23	3,106	2,856	(250)

US 10 Year Note; September 2008	44	5,020	5,013	(7)

Sell:
Russell Mini; September 2008	16	1,166	1,107	59

US 2 Year Note; September 2008	21	4,437	4,435	2

US 5 Year Note; September 2008	20	2,212	2,211	1

US Long Bond; September 2008	20	2,319	2,312	7

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	19.96%
Government	15.29%
Consumer, Non-cyclical	11.60%
Financial	7.67%
Energy	6.63%
Communications	6.19%
Industrial	5.72%
Technology	5.01%
Consumer, Cyclical	3.82%
Utilities	2.99%
Funds	2.41%
Basic Materials	2.23%
Asset Backed Securities	2.12%
Diversified	0.12%
Other Assets in Excess of Liabilities, Net	8.24%

TOTAL NET ASSETS	100.00%

See accompanying notes

87

Schedule of Investments
Asset Allocation Account
June 30, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)
Australian Dollar	9/11/2008	5,446,212	$5,102	$5,170	$67
Canadian Dollar	9/11/2008	1,659,932	1,620	1,627	7
Swiss Franc	9/11/2008	977,341	941	958	17
Chinese Renminbi	7/16/2008	53,375,659	7,709	7,803	94
Euro	9/11/2008	6,874,389	10,608	10,781	173
British Pound	9/11/2008	1,906,955	3,700	3,776	76
Japanese Yen	9/11/2008	634,288,600	5,959	5,999	39
Norwegian Krone	9/11/2008	836,185	161	163	2
Swedish Krona	9/11/2008	1,554,053	257	257	—
Singapore Dollar	9/11/2008	246,244	180	182	2

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Australian Dollar	9/11/2008	3,483,348	$3,253	$3,306	$(53)
Canadian Dollar	9/11/2008	1,682,569	1,646	1,649	(3)
Swiss Franc	9/11/2008	1,739,011	1,676	1,704	(28)
Chinese Renminbi	7/16/2008	6,172,047	901	902	(1)
Euro	9/11/2008	4,976,538	7,661	7,805	(144)
British Pound	9/11/2008	2,050,091	3,978	4,059	(81)
Japanese Yen	9/11/2008	259,781,160	2,434	2,457	(23)
All dollar amounts are shown in thousands (000’s)
See accompanying notes

88

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (58.84%)
Advertising Agencies (0.22%)
Omnicom Group Inc	4,230	$190

Advertising Services (0.02%)
inVentiv Health Inc (a)	586	16

Aerospace & Defense (1.02%)
BAE Systems PLC ADR	1,400	49
Boeing Co	3,136	206
Esterline Technologies Corp (a)(b)	586	29
General Dynamics Corp	3,259	274
Lockheed Martin Corp	2,595	256
Northrop Grumman Corp	560	38
Teledyne Technologies Inc (a)	129	6
TransDigm Group Inc (a)(b)	613	21

		879

Aerospace & Defense Equipment (0.61%)
AAR Corp (a)(b)	1,180	16
BE Aerospace Inc (a)	1,052	24
Goodrich Corp	1,891	90
Moog Inc (a)	424	16
Triumph Group Inc	470	22
United Technologies Corp	5,771	356

		524

Agricultural Chemicals (0.77%)
Monsanto Co	3,019	382
Mosaic Co/The	1,318	190
Syngenta AG ADR	600	39
Yara International ASA ADR	600	53

		664

Agricultural Operations (0.12%)
Archer-Daniels—Midland Co	243	8
Bunge Ltd (b)	896	97

		105

Airlines (0.06%)
Air France-KLM ADR	606	14
Allegiant Travel Co (a)(b)	417	8
Deutsche Lufthansa AG ADR (b)	1,058	23
Republic Airways Holdings Inc (a)	490	4

		49

Alternative Waste Tech (0.01%)
Calgon Carbon Corp (a)(b)	510	8

Apparel Manufacturers (0.12%)
Coach Inc (a)	3,095	89
G-III Apparel Group Ltd (a)	495	6
True Religion Apparel Inc (a)	400	11

		106

Applications Software (0.99%)
Microsoft Corp	28,794	792
Progress Software Corp (a)	730	19
Quest Software Inc (a)	1,850	27
Verint Systems Inc (a)	703	17

		855

Athletic Footwear (0.17%)
Nike Inc	2,470	147

Audio & Video Products (0.04%)
Matsushita Electric Industrial Co Ltd ADR	1,586	34

Auto — Car & Light Trucks (0.14%)
Fiat SpA ADR	2,424	39
Nissan Motor Co Ltd ADR (b)	1,645	27
Toyota Motor Corp ADR	532	50

		116

Auto/Truck Parts & Equipment — Original (0.11%)
Autoliv Inc	1,218	57
BorgWarner Inc	811	36

		93

Auto/Truck Parts & Equipment — Replacement (0.02%)
ATC Technology Corp (a)	578	13

Beverages — Non-Alcoholic (0.96%)
Coca-Cola Co/The	10,480	545
Pepsi Bottling Group Inc	890	25
PepsiCo Inc	4,083	259

		829

Beverages — Wine & Spirits (0.09%)
Central European Distribution Corp (a)(b)	660	49
Diageo PLC ADR	372	27

		76

Brewery (0.09%)
Kirin Holdings Co Ltd ADR	2,900	45
SABMiller PLC ADR (b)	1,322	30

		75

Building & Construction — Miscellaneous (0.02%)
Layne Christensen Co (a)(b)	380	17

Building & Construction Products — Miscellaneous (0.02%)
Interline Brands Inc (a)	870	14

Building Products — Cement & Aggregate (0.15%)
CRH PLC ADR	1,767	50
Lafarge SA ADR	1,700	65
Texas Industries Inc (b)	283	16

		131

See accompanying notes

89

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cable TV (0.09%)
Comcast Corp	4,315	$82

Casino Services (0.02%)
Bally Technologies Inc (a)	530	18

Cellular Telecommunications (0.11%)
Vodafone Group PLC ADR	3,353	99

Chemicals — Diversified (0.32%)
Bayer AG ADR	1,077	90
Celanese Corp	3,759	172
EI Du Pont de Nemours & Co	281	12
Innospec Inc	310	6

		280

Chemicals — Specialty (0.14%)
Arch Chemicals Inc	760	25
Eastman Chemical Co	768	53
ICO Inc (a)	900	5
OM Group Inc (a)	710	23
Terra Industries Inc	357	18

		124

Circuit Boards (0.01%)
TTM Technologies Inc (a)(b)	550	7

Coal (0.18%)
Massey Energy Co	1,679	157

Coatings & Paint (0.04%)
RPM International Inc	1,531	32

Commercial Banks (1.94%)
Allied Irish Banks PLC ADR (b)	952	29
Bancfirst Corp	164	7
Banco Bilbao Vizcaya Argentaria SA ADR (b)	4,156	79
Banco Santander SA ADR (b)	5,812	106
Bancorpsouth Inc (b)	2,149	38
Bank of Hawaii Corp	2,562	122
Bank of Ireland ADR (b)	1,307	46
Bank of Nova Scotia	2,026	93
Bank of the Ozarks Inc (b)	380	6
Barclays PLC — Rights (a)(c)	830	—
Barclays PLC ADR (b)	830	19
BB&T Corp	6,005	137
BNP Paribas ADR	1,250	56
BOK Financial Corp	1,623	87
Cathay General Bancorp (b)	520	6
City Bank/Lynnwood WA (b)	600	5
City Holding Co	346	14
Columbia Banking System Inc	380	7
Commerce Bancshares Inc	2,357	93
Cullen/Frost Bankers Inc	2,725	136
CVB Financial Corp	770	7
First State Bancorporation/NM	300	2
Fulton Financial Corp	3,131	31
Green Bankshares Inc (b)	318	4
HBOS PLC ADR (b)	3,978	22
HSBC Holdings PLC ADR (b)	803	62
IBERIABANK Corp	225	10
Intesa Sanpaolo SpA ADR	1,300	44
Kookmin Bank ADR (b)	892	52
Mitsubishi UFJ Financial Group Inc ADR	3,600	32
National Bank of Greece SA ADR	8,329	74
National Penn Bancshares Inc (b)	1,000	13
NBT Bancorp Inc	470	10
Oriental Financial Group Inc	360	5
Pacific Capital Bancorp NA (b)	277	4
Pinnacle Financial Partners Inc (a)(b)	311	6
Preferred Bank/Los Angeles CA (b)	75	—
Prosperity Bancshares Inc (b)	657	18
Royal Bank of Canada	1,558	70
S&T Bancorp Inc	420	12
Sterling Financial Corp/WA	1,001	4
SVB Financial Group (a)(b)	590	28
Texas Capital Bancshares Inc (a)(b)	670	11
Toronto-Dominion Bank	981	61
Webster Financial Corp	190	4

		1,672

Commercial Services (0.07%)
Alliance Data Systems Corp (a)	768	43
Steiner Leisure Ltd (a)(b)	460	13

		56

Commercial Services — Finance (0.39%)
CBIZ Inc (a)(b)	1,190	9
Mastercard Inc	411	109
Morningstar Inc (a)(b)	315	23
Visa Inc	833	68
Western Union Co/The	4,333	107
Wright Express Corp (a)	659	16

		332

Computer Aided Design (0.16%)
Ansys Inc (a)	930	44
Aspen Technology Inc (a)	1,780	24
Autodesk Inc (a)	1,970	66

		134

Computer Services (0.05%)
Ciber Inc (a)	2,440	15
Manhattan Associates Inc (a)(b)	320	8
See accompanying notes

90

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Services (continued)
Ness Technologies Inc (a)	730	$7
SYKES Enterprises Inc (a)	567	11

		41

Computer Software (0.03%)
Double- Take Software Inc (a)	460	6
Omniture Inc (a)	1,260	24

		30

Computers (2.23%)
Apple Inc (a)	3,881	650
Dell Inc (a)	2,255	49
Hewlett-Packard Co	11,790	521
International Business Machines Corp	5,867	696

		1,916

Computers — Integrated Systems (0.02%)
MTS Systems Corp	210	7
Radiant Systems Inc (a)	530	6

		13

Computers — Memory Devices (0.03%)
Seagate Technology	1,300	25

Consulting Services (0.19%)
Accenture Ltd	1,730	71
FTI Consulting Inc (a)	620	42
Gartner Inc (a)(b)	1,600	33
Huron Consulting Group Inc (a)(b)	379	17

		163

Consumer Products — Miscellaneous (0.05%)
CSS Industries Inc	327	8
Jarden Corp (a)	530	10
Tupperware Brands Corp	850	29

		47

Containers — Metal & Glass (0.15%)
Owens-Illinois Inc (a)	3,001	125

Cosmetics & Toiletries (0.97%)
Chattem Inc (a)(b)	440	29
Colgate-Palmolive Co	916	63
Procter & Gamble Co	12,201	742

		834

Data Processing & Management (0.01%)
Commvault Systems Inc (a)(b)	697	12

Dental Supplies & Equipment (0.11%)
Patterson Cos Inc (a)	3,287	97

Diagnostic Equipment (0.03%)
Immucor Inc (a)	990	26

Diagnostic Kits (0.04%)
Meridian Bioscience Inc (b)	913	24
Quidel Corp (a)	400	7

		31

Dialysis Centers (0.05%)
Fresenius Medical Care AG & Co KGaA ADR	866	48

Disposable Medical Products (0.14%)
CR Bard Inc	1,304	115
Merit Medical Systems Inc (a)	520	7

		122

Distribution & Wholesale (0.06%)
Fossil Inc (a)	720	21
Tech Data Corp (a)	410	14
United Stationers Inc (a)	480	18

		53

Diversified Financial Services (0.14%)
IntercontinentalExchange Inc (a)	1,042	119

Diversified Manufacturing Operations (2.12%)
3M Co	2,151	150
Ameron International Corp	100	12
AZZ Inc (a)	200	8
Barnes Group Inc	790	18
Cooper Industries Ltd	1,919	76
Crane Co	962	37
EnPro Industries Inc (a)	210	8
General Electric Co	29,922	799
Honeywell International Inc	5,393	271
Illinois Tool Works Inc	2,818	134
ITT Corp	860	54
Koppers Holdings Inc	777	33
Parker Hannifin Corp	1,868	133
Siemens AG ADR	415	46
Tomkins Plc ADR (b)	3,752	45

		1,824

Diversified Minerals (0.27%)
Anglo American PLC ADR (b)	3,294	117
BHP Billiton Ltd ADR (b)	1,398	119

		236

Diversified Operations (0.01%)
Compass Diversified Holdings	540	6

E-Commerce — Services (0.02%)
eBay Inc (a)	646	18

Educational Software (0.01%)
Blackboard Inc (a)(b)	310	12
See accompanying notes

91

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (1.77%)
Allete Inc	520	$22
American Electric Power Co Inc	4,823	194
Avista Corp	910	20
DPL Inc	1,216	32
Duke Energy Corp	10,123	176
E.ON AG ADR	1,871	125
Edison International	4,178	215
Empire District Electric Co/The (b)	860	16
Enel SPA (a)(c)	1,310	62
Exelon Corp	133	12
FPL Group Inc	2,490	163
Hawaiian Electric Industries Inc	1,430	35
International Power PLC ADR (b)	620	53
MDU Resources Group Inc	2,705	94
Portland General Electric Co	687	16
RWE AG ADR	330	42
Southern Co	5,415	189
Westar Energy Inc	840	18
Xcel Energy Inc	2,149	43

		1,527

Electric — Transmission (0.00%)
Brookfield Infrastructure Partners LP (b)	108	2

Electric Products — Miscellaneous (0.57%)
Ametek Inc	2,013	95
Emerson Electric Co	6,123	303
GrafTech International Ltd (a)	1,695	45
Hitachi Ltd ADR	622	45

		488

Electronic Components — Miscellaneous (0.17%)
Benchmark Electronics Inc (a)	570	9
Tyco Electronics Ltd	3,870	139

		148

Electronic Components — Semiconductors (1.22%)
Advanced Analogic Technologies Inc (a)(b)	1,030	4
Altera Corp	3,085	64
AuthenTec Inc (a)(b)	410	4
Intel Corp	19,303	415
Mellanox Technologies Ltd (a)	340	5
MEMC Electronic Materials Inc (a)	1,923	118
National Semiconductor Corp	4,368	90
Nvidia Corp (a)	3,390	63
ON Semiconductor Corp (a)(b)	3,460	32
PMC — Sierra Inc (a)	1,910	15
Silicon Laboratories Inc (a)	320	11
Texas Instruments Inc	7,209	203
Zoran Corp (a)	1,990	23

		1,047

Electronic Design Automation (0.01%)
Cogo Group Inc (a)	600	5
Magma Design Automation Inc (a)(b)	940	6

		11

Electronic Forms (0.22%)
Adobe Systems Inc (a)	4,807	189

Electronic Measurement Instruments (0.04%)
Analogic Corp	520	33

Electronics — Military (0.10%)
L-3 Communications Holdings Inc	997	91

E-Marketing & Information (0.02%)
comScore Inc (a)(b)	650	14

Engineering — Research & Development Services (0.17%)
ABB Ltd ADR	3,753	106
EMCOR Group Inc (a)	1,466	42

		148

Enterprise Software & Services (0.53%)
BMC Software Inc (a)	3,406	123
Informatica Corp (a)	1,880	28
JDA Software Group Inc (a)	1,227	22
Omnicell Inc (a)(b)	810	11
Oracle Corp (a)	8,885	187
SAP AG ADR (b)	834	43
SYNNEX Corp (a)	1,040	26
Taleo Corp (a)(b)	920	18

		458

Entertainment Software (0.10%)
Activision Inc (a)	2,502	85

E-Services — Consulting (0.03%)
Websense Inc (a)	1,460	25

Fiduciary Banks (0.86%)
Bank of New York Mellon Corp/The	8,170	309
Northern Trust Corp	3,046	209
State Street Corp	3,426	219

		737

Finance — Credit Card (0.06%)
American Express Co	1,265	48

Finance — Investment Banker & Broker (1.18%)
Citigroup Inc	11,864	199
Credit Suisse Group AG ADR (b)	550	25
Goldman Sachs Group Inc/The	1,762	308
Investment Technology Group Inc (a)	531	18
JPMorgan Chase & Co	10,728	368
Morgan Stanley	855	31
See accompanying notes

92

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Nomura Holdings Inc ADR (b)	3,425	$51
optionsXpress Holdings Inc (b)	410	9
Stifel Financial Corp (a)(b)	300	10

		1,019

Finance — Leasing Company (0.02%)
Financial Federal Corp	897	20

Finance — Other Services (0.11%)
GFI Group Inc	560	5
Nasdaq OMX Group, Inc (a)(b)	3,392	90

		95

Food — Miscellaneous/Diversified (1.05%)
ConAgra Foods Inc	6,986	135
General Mills Inc	4,211	256
Groupe Danone ADR	1,949	27
Kellogg Co	4,534	218
Kraft Foods Inc	796	23
Nestle SA ADR	1,173	132
Ralcorp Holdings Inc (a)(b)	730	36
Unilever PLC ADR	2,814	80

		907

Food — Retail (0.27%)
Ruddick Corp	330	11
Safeway Inc	5,592	160
SUPERVALU Inc	2,084	64

		235

Food — Wholesale & Distribution (0.23%)
Fresh Del Monte Produce Inc (a)(b)	730	17
Spartan Stores Inc	1,520	35
Sysco Corp	5,440	150

		202

Footwear & Related Apparel (0.06%)
Iconix Brand Group Inc (a)(b)	600	7
Skechers U.S.A. Inc (a)	860	17
Wolverine World Wide Inc	1,070	29

		53

Gas — Distribution (0.29%)
Energen Corp	2,507	196
Northwest Natural Gas Co (b)	790	36
South Jersey Industries Inc	401	15

		247

Gold Mining (0.07%)
Newmont Mining Corp	1,157	60

Health Care Cost Containment (0.18%)
McKesson Corp	2,716	152

Human Resources (0.08%)
Hewitt Associates Inc (a)	1,811	69

Import & Export (0.38%)
ITOCHU Corp ADR (b)	651	69
Mitsubishi Corp ADR	1,674	110
Mitsui & Co Ltd ADR	186	83
Sumitomo Corp ADR	4,936	65

		327

Independent Power Producer (0.01%)
Ormat Technologies Inc (b)	140	7

Industrial Audio & Video Products (0.08%)
Dolby Laboratories Inc (a)	1,773	71

Instruments — Controls (0.04%)
Mettler Toledo International Inc (a)	361	34

Instruments — Scientific (0.35%)
Thermo Fisher Scientific Inc (a)	5,036	281
Varian Inc (a)	451	23

		304

Internet Application Software (0.04%)
eResearch Technology Inc (a)(b)	500	9
S1 Corp (a)(b)	2,140	16
Vocus Inc (a)(b)	400	13

		38

Internet Brokers (0.02%)
thinkorswim Group Inc (a)	1,910	13

Internet Security (0.24%)
Symantec Corp (a)	10,699	207

Intimate Apparel (0.04%)
Warnaco Group Inc/The (a)	724	32

Investment Companies (0.04%)
Ares Capital Corp	2,898	29
Hercules Technology Growth Capital Inc	630	6

		35

Investment Management & Advisory Services (0.21%)
Ameriprise Financial Inc	1,695	69
Federated Investors Inc	3,029	104
Waddell & Reed Financial Inc	140	5

		178

Lasers — Systems & Components (0.02%)
Excel Technology Inc (a)	300	7
Rofin-Sinar Technologies Inc (a)	250	7

		14

See accompanying notes

93

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Leisure & Recreation Products (0.03%)
WMS Industries Inc (a)(b)	800	$24

Life & Health Insurance (0.40%)
Aflac Inc	1,710	107
Delphi Financial Group Inc	705	16
Prudential Financial Inc	276	17
Prudential PLC ADR (b)	1,400	30
Reinsurance Group of America Inc	586	26
Unum Group	7,388	151

		347

Machinery — Construction & Mining (0.28%)
Astec Industries Inc (a)(b)	490	16
Caterpillar Inc	1,330	98
Komatsu Ltd ADR	732	81
Terex Corp (a)	873	45

		240

Machinery — Farm (0.29%)
AGCO Corp (a)	1,764	92
Deere & Co	2,073	150
Lindsay Corp (b)	130	11

		253

Machinery — General Industry (0.29%)
Altra Holdings Inc (a)	530	9
Chart Industries Inc (a)(b)	630	30
Manitowoc Co Inc/The	3,741	122
Middleby Corp (a)(b)	432	19
Robbins & Myers Inc	890	44
Wabtec Corp	573	28

		252

Machinery — Pumps (0.10%)
Flowserve Corp	622	85

Machinery Tools & Related Products (0.04%)
Kennametal Inc	980	32

Medical — Biomedical/Gene (0.74%)
Alnylam Pharmaceuticals Inc (a)(b)	130	4
Applera Corp — Celera Group (a)	1,860	21
Biogen Idec Inc (a)	2,567	143
Exelixis Inc (a)(b)	1,110	6
Gilead Sciences Inc (a)	6,198	328
Incyte Corp (a)(b)	1,990	15
Integra LifeSciences Holdings Corp (a)(b)	240	11
Invitrogen Corp (a)	2,672	105
Third Wave Technologies Inc (a)(b)	540	6

		639

Medical — Drugs (1.82%)
Abbott Laboratories	6,929	367
Allergan Inc/United States	926	48
AstraZeneca PLC ADR	683	29
Cubist Pharmaceuticals Inc (a)(b)	1,033	19
Eli Lilly & Co	4,867	225
GlaxoSmithKline PLC ADR	478	21
Indevus Pharmaceuticals Inc (a)	2,580	4
Merck & Co Inc	4,087	154
Novartis AG ADR	543	30
Novo Nordisk A/S ADR	900	59
Pfizer Inc	18,607	325
PharMerica Corp (a)(b)	380	9
Progenics Pharmaceuticals Inc (a)(b)	720	11
Roche Holding AG ADR	1,005	90
Sciele Pharma Inc (a)(b)	1,040	20
Shire Ltd ADR (b)	672	33
Viropharma Inc (a)(b)	2,388	26
Wyeth	1,744	84
XenoPort Inc (a)(b)	330	13

		1,567

Medical — Generic Drugs (0.17%)
Perrigo Co	150	5
Watson Pharmaceuticals Inc (a)	5,133	139

		144

Medical — HMO (0.36%)
Aetna Inc	5,398	219
Cigna Corp	2,504	88

		307

Medical — Nursing Homes (0.02%)
Ensign Group Inc/The	576	6
Skilled Healthcare Group Inc (a)	730	10

		16

Medical — Outpatient & Home Medical Care (0.06%)
Amedisys Inc (a)	664	33
LHC Group Inc (a)(b)	310	7
Res-Care Inc (a)	660	12

		52

Medical Imaging Systems (0.02%)
IRIS International Inc (a)	1,040	16

Medical Instruments (0.41%)
Arthrocare Corp (a)(b)	250	10
Cepheid Inc (a)	570	16
Genomic Health Inc (a)(b)	460	9
Medtronic Inc	2,613	135
St Jude Medical Inc (a)	4,408	180

		350

See accompanying notes

94

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.04%)
Icon Plc ADR (a)	470	$36

Medical Products (1.50%)
Baxter International Inc	4,785	306
Becton Dickinson & Co	2,281	185
Johnson & Johnson	12,057	776
Zoll Medical Corp (a)	828	28

		1,295

Metal — Aluminum (0.01%)
Kaiser Aluminum Corp	170	9

Metal — Diversified (0.50%)
Freeport-McMoRan Copper & Gold Inc	2,849	334
Rio Tinto PLC ADR	190	94

		428

Metal Processors & Fabrication (0.02%)
Dynamic Materials Corp	211	7
Ladish Co Inc (a)(b)	327	7

		14

Miscellaneous Manufacturers (0.03%)
Aptargroup Inc	656	28

Motion Pictures & Services (0.04%)
DreamWorks Animation SKG Inc (a)	1,052	31

Multi-Line Insurance (1.10%)
ACE Ltd	3,847	212
Allianz SE ADR	3,162	55
American Financial Group Inc/OH	1,123	30
American International Group Inc	4,777	127
Assurant Inc	1,049	69
AXA SA ADR (b)	2,276	67
Hartford Financial Services Group Inc	932	60
MetLife Inc	4,972	262
Zurich Financial Services AG ADR	2,661	68

		950

Multimedia (0.87%)
News Corp	6,316	95
Time Warner Inc	4,221	62
Viacom Inc (a)	5,855	179
Walt Disney Co/The	12,019	375
WPP Group PLC ADR	849	41

		752

Networking Products (0.84%)
Anixter International Inc (a)(b)	488	29
Cisco Systems Inc (a)	24,643	573
Juniper Networks Inc (a)	5,368	119

		721

Office Automation & Equipment (0.10%)
Pitney Bowes Inc	1,407	48
Ricoh Co Ltd ADR	433	39

		87

Oil — Field Services (0.53%)
Global Industries Ltd (a)	300	5
Matrix Service Co (a)	769	18
Oil States International Inc (a)	310	20
Schlumberger Ltd	2,578	277
Superior Energy Services Inc (a)	437	24
Weatherford International Ltd (a)	1,852	92
Willbros Group Inc (a)	410	18

		454

Oil & Gas Drilling (0.44%)
ENSCO International Inc	607	49
Transocean Inc	2,183	333

		382

Oil Company — Exploration & Production (2.80%)
Anadarko Petroleum Corp	3,124	234
Apache Corp	2,234	310
Berry Petroleum Co	560	33
Cimarex Energy Co	1,621	113
Denbury Resources Inc (a)	1,364	50
Devon Energy Corp	1,246	150
EOG Resources Inc	1,339	176
Mariner Energy Inc (a)(b)	860	32
Newfield Exploration Co (a)	1,022	67
Noble Energy Inc	2,779	279
Occidental Petroleum Corp	5,328	479
Penn Virginia Corp (b)	532	40
Petroquest Energy Inc (a)(b)	1,292	35
Questar Corp	3,215	228
Rosetta Resources Inc (a)	821	23
St Mary Land & Exploration Co	590	38
Swift Energy Co (a)	220	15
Talisman Energy Inc	3,494	77
Whiting Petroleum Corp (a)	340	36

		2,415

Oil Company — Integrated (4.52%)
BG Group PLC ADR	952	124
BP PLC ADR	1,664	116
Chevron Corp	8,667	859
ConocoPhillips	4,285	405
ENI SpA ADR	1,173	87
Exxon Mobil Corp	18,125	1,597
Hess Corp	2,150	271
Marathon Oil Corp	1,741	90
Repsol YPF SA ADR (b)	1,723	68
Royal Dutch Shell PLC — A shares ADR	572	47
See accompanying notes

95

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Integrated (continued)
Royal Dutch Shell PLC — B shares ADR	671	$54
Statoil ASA ADR	1,400	52
Total SA ADR	1,388	118

		3,888

Oil Field Machinery & Equipment (0.50%)
Complete Production Services Inc (a)	360	13
Dresser- Rand Group Inc (a)	977	38
Dril-Quip Inc (a)(b)	211	13
Flotek Industries Inc (a)(b)	390	8
National Oilwell Varco Inc (a)	3,906	347
T-3 Energy Services Inc (a)	110	9

		428

Oil Refining & Marketing (0.02%)
Holly Corp	524	19

Paper & Related Products (0.06%)
Buckeye Technologies Inc (a)	2,020	17
Rock-Tenn Co	1,070	32

		49

Patient Monitoring Equipment (0.01%)
Masimo Corp (a)(b)	240	8

Pharmacy Services (0.24%)
Express Scripts Inc (a)	3,007	189
HealthExtras Inc (a)(b)	700	21

		210

Photo Equipment & Supplies (0.11%)
Eastman Kodak Co (b)	3,443	49
Olympus Corp ADR (b)	1,299	44

		93

Physician Practice Management (0.02%)
Pediatrix Medical Group Inc (a)(b)	274	14

Pipelines (0.24%)
National Fuel Gas Co	2,338	139
Williams Cos Inc	1,628	66

		205

Printing — Commercial (0.03%)
Consolidated Graphics Inc (a)(b)	466	23

Private Corrections (0.03%)
Cornell Cos Inc (a)(b)	604	15
Geo Group Inc/The (a)(b)	510	11

		26

Property & Casualty Insurance (0.66%)
American Physicians Capital Inc	417	20
Amerisafe Inc (a)	410	7
Amtrust Financial Services Inc	796	10
Arch Capital Group Ltd (a)	393	26
Chubb Corp	4,095	201
CNA Surety Corp (a)(b)	410	5
Millea Holdings Inc ADR	1,200	46
National Interstate Corp (b)	190	3
Navigators Group Inc (a)	310	17
Selective Insurance Group	347	7
Tower Group Inc	760	16
Travelers Cos Inc/The	4,771	207

		565

Publicly Traded Investment Fund (0.07%)
iShares Russell 1000 Growth Index Fund	784	43
iShares Russell 1000 Value Index Fund (b)	282	20

		63

Real Estate Operator & Developer (0.10%)
Brookfield Asset Management Inc	2,706	88

Recreational Centers (0.03%)
Life Time Fitness Inc (a)(b)	800	24

Regional Banks (0.88%)
Bank of America Corp	11,745	280
US Bancorp	10,943	305
Wachovia Corp	341	5
Wells Fargo & Co	7,183	171

		761

Reinsurance (0.25%)
Allied World Assurance Co Holdings Ltd	654	26
Argo Group International Holdings Ltd (a)	200	7
Aspen Insurance Holdings Ltd (b)	1,220	29
Axis Capital Holdings Ltd	2,271	68
IPC Holdings Ltd	430	11
Max Capital Group Ltd	800	17
PartnerRe Ltd	523	36
Platinum Underwriters Holdings Ltd	530	17
Validus Holdings Ltd (b)	250	5

		216

REITS — Apartments (0.14%)
AvalonBay Communities Inc	537	48
Essex Property Trust Inc	652	69

		117

REITS — Diversified (0.07%)
Entertainment Properties Trust	750	37
Investors Real Estate Trust (b)	582	6
Washington Real Estate Investment Trust	540	16

		59

See accompanying notes

96

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (0.04%)
Senior Housing Properties Trust	1,744	$34

REITS — Hotels (0.04%)
Ashford Hospitality Trust Inc	1,520	7
DiamondRock Hospitality Co	1,700	18
FelCor Lodging Trust Inc	1,200	13

		38

REITS — Mortgage (0.17%)
Annaly Capital Management Inc	6,197	96
Anthracite Capital Inc	1,020	7
Arbor Realty Trust Inc (b)	451	4
Gramercy Capital Corp/New York	1,099	13
MFA Mortgage Investments Inc	3,800	25

		145

REITS — Office Property (0.19%)
BioMed Realty Trust Inc	1,452	36
Boston Properties Inc	1,299	117
Kilroy Realty Corp	200	9

		162

REITS — Regional Malls (0.23%)
Simon Property Group Inc	2,233	201

REITS — Shopping Centers (0.07%)
Federal Realty Investment Trust	343	24
Inland Real Estate Corp	1,200	17
Kite Realty Group Trust	380	5
Saul Centers Inc	140	6
Urstadt Biddle Properties Inc	550	8

		60

REITS — Warehouse & Industrial (0.06%)
AMB Property Corp	1,084	55

Rental — Auto & Equipment (0.01%)
Rent-A-Center Inc/TX (a)	520	11

Research & Development (0.04%)
Parexel International Corp (a)	1,240	33

Retail — Apparel & Shoe (0.25%)
Aeropostale Inc (a)(b)	950	30
Guess ? Inc	2,289	86
Gymboree Corp (a)	440	17
Hanesbrands Inc (a)	736	20
Phillips- Van Heusen Corp	680	25
Ross Stores Inc	650	23
Wet Seal Inc/The (a)	3,760	18

		219

Retail — Auto Parts (0.19%)
Autozone Inc (a)	1,360	165

Retail — Building Products (0.04%)
Home Depot Inc	1,414	33

Retail — Computer Equipment (0.14%)
GameStop Corp (a)	2,920	118

Retail — Discount (1.06%)
Big Lots Inc (a)	4,732	148
BJ’s Wholesale Club Inc (a)	3,035	118
Dollar Tree Inc (a)	2,081	68
Target Corp	653	30
Wal-Mart Stores Inc	9,702	545

		909

Retail — Drug Store (0.06%)
CVS/Caremark Corp	1,091	43
Walgreen Co	238	8

		51

Retail — Home Furnishings (0.01%)
Pier 1 Imports Inc (a)	1,440	5

Retail — Jewelry (0.18%)
Signet Group PLC ADR (b)	1,966	20
Tiffany & Co	3,286	134

		154

Retail — Major Department Store (0.25%)
TJX Cos Inc	6,841	215

Retail — Perfume & Cosmetics (0.01%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	750	8

Retail — Restaurants (0.76%)
Burger King Holdings Inc	1,258	34
Einstein Noah Restaurant Group Inc (a)	400	4
Jack in the Box Inc (a)	770	17
McDonald’s Corp	7,519	423
Yum! Brands Inc	4,909	172

		650

Retail — Sporting Goods (0.02%)
Hibbett Sports Inc (a)(b)	999	21

Rubber — Tires (0.06%)
Continental AG ADR (b)	508	52

Savings & Loans — Thrifts (0.20%)
Dime Community Bancshares	390	6
Flushing Financial Corp	380	7
Hudson City Bancorp Inc	8,798	147
Washington Federal Inc	540	10
See accompanying notes

97

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Savings & Loans — Thrifts (continued)
WSFS Financial Corp	130	$6

		176

Schools (0.04%)
DeVry Inc	600	32

Seismic Data Collection (0.04%)
Dawson Geophysical Co (a)	332	20
ION Geophysical Corp (a)(b)	866	15

		35

Semiconductor Component — Integrated Circuits (0.16%)
Analog Devices Inc	1,419	45
Emulex Corp (a)	2,110	24
Integrated Device Technology Inc (a)	1,080	11
Pericom Semiconductor Corp (a)	720	11
Power Integrations Inc (a)	825	26
Standard Microsystems Corp (a)	672	18

		135

Semiconductor Equipment (0.01%)
ATMI Inc (a)	430	12

Soap & Cleaning Products (0.04%)
Church & Dwight Co Inc	663	37

Steel — Producers (0.70%)
AK Steel Holding Corp	1,830	126
ArcelorMittal (b)	1,121	111
Nucor Corp	3,034	227
POSCO ADR	408	53
Reliance Steel & Aluminum Co	586	45
Schnitzer Steel Industries Inc	321	37

		599

Telecommunication Equipment (0.09%)
ADC Telecommunications Inc (a)	1,950	29
Comtech Telecommunications Corp (a)(b)	809	39
Nortel Networks Corp (a)(b)	824	7

		75

Telecommunication Equipment — Fiber Optics (0.24%)
Ciena Corp (a)(b)	860	20
Corning Inc	7,694	177
Harmonic Inc (a)	1,040	10

		207

Telecommunication Services (0.24%)
Consolidated Communications Holdings Inc	1,120	17
Embarq Corp	2,544	120
Fairpoint Communications Inc	1	—
Premiere Global Services Inc (a)(b)	2,460	36
Telenor ASA ADR	550	31

		204

Telephone — Integrated (1.70%)
Alaska Communications Systems Group Inc (b)	895	11
AT&T Inc	22,711	765
Century Tel Inc	3,071	109
France Telecom SA ADR (b)	1,818	54
KONINKLIJKE KPN NV ADR	2,830	48
Nippon Telegraph & Telephone Corp ADR	1,215	30
Telefonica SA ADR	1,099	87
Verizon Communications Inc	8,253	292
Windstream Corp	5,599	69

		1,465

Television (0.08%)
Belo Corp	1,100	8
CBS Corp	2,728	53
LIN TV Corp (a)(b)	412	3
Sinclair Broadcast Group Inc	1,201	9

		73

Textile — Apparel (0.02%)
Perry Ellis International Inc (a)	830	18

Therapeutics (0.04%)
BioMarin Pharmaceutical Inc (a)	640	18
Medarex Inc (a)	2,074	14

		32

Tobacco (0.88%)
Alliance One International Inc (a)	1,540	8
Altria Group Inc	11,851	244
British American Tobacco PLC ADR	950	66
Imperial Tobacco Group PLC ADR	749	55
Philip Morris International Inc	7,816	386

		759

Tools — Hand Held (0.20%)
Makita Corp ADR (b)	1,125	46
Snap-On Inc	2,396	125

		171

Toys (0.36%)
Hasbro Inc	5,454	195
Jakks Pacific Inc (a)	1,194	26
Nintendo Co Ltd ADR	1,277	89

		310

Transport — Marine (0.07%)
Eagle Bulk Shipping Inc (b)	400	12
Kirby Corp (a)	583	28
TBS International Ltd (a)(b)	600	24

		64

Transport — Rail (0.41%)
Burlington Northern Santa Fe Corp	1,302	130
See accompanying notes

98

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Rail (continued)
CSX Corp	2,675	$168
Union Pacific Corp	724	55

		353

Transport — Services (0.09%)
HUB Group Inc (a)	670	23
United Parcel Service Inc	937	57

		80

Vitamins & Nutrition Products (0.03%)
Herbalife Ltd (b)	757	29

Web Portals (0.43%)
Google Inc (a)	627	330
Yahoo! Inc (a)	2,160	45

		375

Wire & Cable Products (0.03%)
Belden Inc	764	26

Wireless Equipment (0.17%)
Nokia OYJ ADR	1,150	28
Qualcomm Inc	2,428	108
Viasat Inc (a)(b)	550	11

		147

Wound, Burn & Skin Care (0.01%)
Obagi Medical Products Inc (a)(b)	600	5

X-Ray Equipment (0.02%)
Hologic Inc (a)(b)	760	17

TOTAL COMMON STOCKS		$50,659

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (34.98%)
Aerospace & Defense Equipment (0.07%)
GenCorp Inc
9.50%, 8/15/2013	$60	59

Agricultural Operations (0.11%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	95	95

Airlines (0.15%)
American Airlines Inc
7.25%, 2/5/2009	35	34
Continental Airlines Inc
5.98%, 4/19/2022	30	25
Delta Air Lines Inc
7.11%, 9/18/2011	50	46
Southwest Airlines Co 2007-1 Pass Through Certificate
6.15%, 8/1/2022 (b)(d)	25	24

		129

Apparel Manufacturers (0.00%)
Rafaella Apparel Group Inc
11.25%, 6/15/2011	5	3

Appliances (0.03%)
Whirlpool Corp
3.28%, 6/15/2009 (e)	25	25

Asset Backed Securities (3.76%)
Ameriquest Mortgage Securities Inc
2.78%, 3/25/2035 (e)	13	12
Argent Securities Inc
2.63%, 7/25/2036 (e)(f)	300	239
Carrington Mortgage Loan Trust
2.76%, 12/25/2035 (e)	275	268
Citigroup Mortgage Loan Trust Inc
2.63%, 3/25/2037 (e)	150	140
Countrywide Asset-Backed Certificates
3.55%, 1/25/2034 (e)	199	154
2.77%, 2/25/2036 (e)(f)	147	141
2.73%, 3/25/2036 (e)(f)	211	198
2.64%, 2/25/2037 (e)	150	124
2.65%, 6/25/2037 (e)	150	98
Countrywide Home Equity Loan Trust
2.67%, 5/15/2036 (e)(f)	111	62
First Franklin Mortgage Loan Asset Backed Certificates
2.75%, 9/25/2035 (e)	196	192
2.72%, 11/25/2035 (e)	400	393
First Horizon Asset Backed Trust
2.61%, 10/25/2026 (e)	147	117
First-Citizens Home Equity Loan LLC
2.68%, 9/15/2022 (e)(g)	52	40
GMAC Mortgage Corp Loan Trust
2.69%, 11/25/2036 (e)(f)	197	101
Great America Leasing Receivables
5.39%, 9/15/2011(g)	30	30
JP Morgan Mortgage Acquisition Corp
2.65%, 4/25/2036 (e)(f)	200	183
5.45%, 11/25/2036	120	113
2.63%, 3/25/2037 (e)	75	59
Long Beach Mortgage Loan Trust
3.01%, 6/25/2034 (e)	30	24
2.59%, 10/25/2036 (e)(f)	275	252
2.65%, 12/25/2036 (e)	175	86
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (e)(g)	36	34
Morgan Stanley ABS Capital I
2.66%, 2/25/2036 (e)	175	158
See accompanying notes

99

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
MSDWCC Heloc Trust
2.67%, 7/25/2017 (e)	$24	$17

		3,235

Auto — Car & Light Trucks (0.14%)
Daimler Finance North America LLC
3.22%, 3/13/2009 (e)	75	75
5.75%, 9/8/2011	40	41
General Motors Corp
8.38%, 7/15/2033 (b)	15	9

		125

Auto/Truck Parts & Equipment — Original (0.03%)
Tenneco Inc
10.25%, 7/15/2013	21	22

Automobile Sequential (0.28%)
Capital Auto Receivables Asset Trust
2.85%, 6/15/2010 (e)	50	50
5.52%, 3/15/2011 (e)	60	59
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	60	57
5.60%, 10/15/2012	20	19
WFS Financial Owner Trust
4.50%, 5/17/2013	55	55

		240

Beverages — Wine & Spirits (0.05%)
Constellation Brands Inc
8.38%, 12/15/2014	40	40

Building — Residential & Commercial (0.02%)
DR Horton Inc
8.00%, 2/1/2009	5	5
6.00%, 4/15/2011	5	4
M/I Homes Inc
6.88%, 4/1/2012 (b)	10	9

		18

Building & Construction Products — Miscellaneous (0.01%)
CRH America Inc
6.40%, 10/15/2033	10	8

Building Products — Cement & Aggregate (0.10%)
Martin Marietta Materials Inc
3.05%, 4/30/2010 (e)	90	87

Building Products — Wood (0.29%)
Masco Corp
3.09%, 3/12/2010 (e)	265	253

Cable TV (0.82%)
Charter Communications Holdings II LLC
10.25%, 9/15/2010	25	24
Charter Communications Operating LLC
8.38%, 4/30/2014 (g)	20	19
10.88%, 9/15/2014 (b)(g)	10	10
Comcast Cable Communications Holdings I
8.38%, 3/15/2013	175	193
COX Communications Inc
4.63%, 1/15/2010	30	30
6.75%, 3/15/2011	50	52
7.13%, 10/1/2012	105	110
CSC Holdings Inc
7.88%, 2/15/2018	10	9
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	80	82
EchoStar DBS Corp
6.63%, 10/1/2014	50	46
Rogers Cable Inc
6.75%, 3/15/2015	50	51
Time Warner Cable Inc
6.55%, 5/1/2037	90	83

		709

Casino Hotels (0.11%)
Harrah’s Operating Co Inc
5.50%, 7/1/2010	65	58
10.75%, 2/1/2016 (g)	10	9
MGM Mirage
6.63%, 7/15/2015	25	20
Wynn Las Vegas Capital Corp
6.63%, 12/1/2014	11	10

		97

Cellular Telecommunications (0.55%)
Cricket Communications Inc
9.38%, 11/1/2014	20	19
New Cingular Wireless Services Inc
8.13%, 5/1/2012	75	82
Nextel Communications Inc
5.95%, 3/15/2014	90	72
Rogers Wireless Inc
7.25%, 12/15/2012	65	69
6.38%, 3/1/2014	70	70
Rural Cellular Corp
8.25%, 3/15/2012	45	46
Vodafone Group PLC
3.12%, 6/15/2011 (e)	45	44
2.92%, 2/27/2012 (e)(f)	75	73

		475

Chemicals — Specialty (0.01%)
Nalco Co
7.75%, 11/15/2011	10	10
See accompanying notes

100

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Coatings & Paint (0.02%)
Valspar Corp
5.63%, 5/ 1/2012	$20	$20

Commercial Banks (0.49%)
Commonwealth Bank of Australia
6.02%, 3/15/2036 (g)	40	34
National Australia Bank Ltd
5.35%, 6/12/2013 (g)	250	250
VTB Capital SA
3.38%, 8/ 1/2008 (e)(f)(g)	100	99
Woori Bank
6.13%, 5/ 3/2016 (e)(g)	40	39

		422

Commercial Services (0.13%)
ARAMARK Corp
8.50%, 2/ 1/2015	10	10

Iron Mountain Inc
8.25%, 7/ 1/2011	70	70
8.63%, 4/ 1/2013	25	25
8.00%, 6/15/2020	10	10

		115

Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013	30	30

Computers — Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009	20	20

Computers — Memory Devices (0.03%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011	15	14
6.80%, 10/ 1/2016	15	14

		28

Containers — Metal & Glass (0.00%)
Vitro SAB de CV
9.13%, 2/ 1/2017	5	4

Containers — Paper & Plastic (0.02%)
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012	15	13

Credit Card Asset Backed Securities (0.38%)
American Express Credit Account Master Trust
2.70%, 8/15/201l (e)(g)	30	30
Arran Master Trust
2.65%, 12/15/2010 (e)	100	98
Citibank Credit Card Master Trust I
2.99%, 3/10/201l (e)	100	99
Providian Master Note Trust
5.10%, 11/15/2012 (g)	100	98

		325

Data Processing & Management (0.22%)
Fidelity National Information Services
4.75%, 9/15/2008	75	73
First Data Corp
9.88%, 9/24/2015 (g)	20	17
Fiserv Inc
6.13%, 11/20/2012	95	96

		186

Dialysis Centers (0.01%)
DaVita Inc
6.63%, 3/15/2013	10	10

Diversified Financial Services (0.22%)
Citigroup Capital XXI
8.30%, 12/21/2057	125	118
General Electric Capital Corp
6.38%, 11/15/2067 (e)	75	71

		189

Diversified Manufacturing Operations (0.13%)
Bombardier Inc
8.00%, 11/15/2014 (g)	35	36
Tyco Electronics Group SA
6.55%, 10/ 1/2017	75	76

		112

Diversified Operations (0.10%)
Capmark Financial Group Inc
3.37%, 5/10/2010 (e)(f)	75	58
Susser Holdings LLC
10.63%, 12/15/2013	25	25

		83

Drug Delivery Systems (0.06%)
Hospira Inc
3.28%, 3/30/2010 (e)(f)	50	48

Electric — Generation (0.26%)
Edison Mission Energy
7.00%, 5/15/2017	5	5
Indiantown Cogeneration LP
9.26%, 12/15/2010	37	38
Korea East-West Power Co Ltd
4.88%, 4/21/201l (g)	20	20
System Energy Resources Inc
6.20%, 10/ 1/2012	100	100
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (g)	39	37
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (g)	27	28

		228

Electric — Integrated (0.94%)
Arizona Public Service Co
6.38%, 10/15/2011	30	30
6.50%, 3/ 1/2012	25	25

See accompanying notes	101

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Arizona Public Service Co (continued)
5.80%, 6/30/2014	$45	$43
6.25%, 8/ 1/2016	40	38
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	25	24
Commonwealth Edison Co
6.15%, 3/15/2012	25	26
4.70%, 4/15/2015	50	46
Entergy Gulf States Inc
3.43%, 12/ 8/2008 (e)(g)	35	35
Northwestern Corp
5.88%, 11/ 1/2014	65	64
Oncor Electric Delivery Co
6.38%, 5/ 1/2012	90	91
Public Service Co of Oklahoma
6.63%, 11/15/2037	60	57
Sierra Pacific Power Co
6.25%, 4/15/2012	175	179
TECO Energy Inc
4.87%, 5/ 1/2010 (e)	65	65
Texas Competitive Electric Holdings Co
10.25%, 11/ 1/2015 (g)	40	39
Transelec SA
7.88%, 4/15/2011	10	11
Union Electric Co
4.65%, 10/ 1/2013	35	33

		806

Electronic Components — Miscellaneous (0.14%)
Flextronics International Ltd
6.50%, 5/15/2013	15	14
Jabil Circuit Inc
5.88%, 7/15/2010	50	49
NXP BV/NXP Funding LLC
5.46%, 10/15/2013 (e)	65	57

		120

Electronic Components — Semiconductors (0.01%)
Freescale Semiconductor Inc
8.88%, 12/15/2014	15	12

Electronic Measurement Instruments (0.08%)
Agilent Technologies Inc
6.50%, 11/ 1/2017	70	68

Electronics — Military (0.07%)
L-3 Communications Corp
5.88%, 1/15/2015	65	60

Finance — Auto Loans (0.19%)
Ford Motor Credit Co LLC
4.28%, 1/15/2010 (e)	20	18
9.88%, 8/10/2011	100	84
GMAC LLC
6.88%, 9/15/2011	40	29
6.00%, 12/15/2011	15	10
6.63%, 5/15/2012	30	20

		161

Finance — Commercial (0.23%)
CIT Group Inc
3.14%, 4/27/2011 (e)(f)	100	82
Textron Financial Corp
2.77%, 2/25/2011 (e)(f)	100	95
6.00%, 2/15/2067 (e)(g)	30	24

		201

Finance — Consumer Loans (0.33%)
HSBC Finance Corp
3.00%, 11/16/2009 (e)	75	74
4.13%, 11/16/2009	75	74
7.00%, 5/15/2012	65	67
SLM Corp
3.08%, 7/26/2010 (e)	75	67

		282

Finance — Credit Card (0.16%)
Capital One Bank USA NA
5.00%, 6/15/2009	75	75
6.50%, 6/13/2013	60	59

		134

Finance — Investment Banker & Broker (1.98%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015	15	14
Citigroup Inc
8.40%, 4/29/2049	115	109
Goldman Sachs Group Inc/The
2.88%, 3/ 2/2010 (e)	75	74
6.45%, 5/ 1/2036	35	31
Jefferies Group Inc
6.45%, 6/ 8/2027	75	58
JPMorgan Chase & Co
5.25%, 5/ 1/2015	165	160
6.40%, 5/15/2038	150	139
7.90%, 4/29/2049 (e)	130	122
Lazard Group
7.13%, 5/15/2015	45	42
6.85%, 6/15/2017	30	26
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	35	23
Lehman Brothers Holdings Inc
5.63%, 1/24/2013	70	66
6.20%, 9/26/2014	65	62
6.50%, 7/19/2017	40	37
6.88%, 5/2/2018	135	131
Merrill Lynch & Co Inc
3.03%, 2/ 6/2009 (e)	160	158
See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Merrill Lynch & Co Inc (continued)
6.15%, 4/25/2013	$250	$242
Morgan Stanley
2.99%, 1/15/2010 (e)	100	98
4.75%, 4/ 1/2014	5	5
5.38%, 10/15/2015	120	110

		1,707

Finance — Leasing Company (0.09%)
International Lease Finance Corp
5.63%, 9/20/2013	44	39
5.65%, 6/ 1/2014	50	43

		82

Finance — Mortgage Loan/Banker (0.21%)
Countrywide Financial Corp
3.08%, 12/19/2008 (e)	85	83
5.80%, 6/ 7/2012	65	61
6.25%, 5/15/2016	40	36

		180

Finance — Other Services (0.02%)
Alamosa Delaware Inc
8.50%, 1/31/2012 (b)	20	20

Financial Guarantee Insurance (0.05%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	20	3
MBIA Insurance Corp
14.00%, 1/15/2033 (b)(e)(g)	45	19
MGIC Investment Corp
5.63%, 9/15/2011	20	17

		39

Food — Miscellaneous/Diversified (0.09%)
Corn Products International Inc
8.45%, 8/15/2009	45	47
Kraft Foods Inc
3.22%, 8/11/2010 (e)	30	29

		76

Food — Retail (0.06%)
Safeway Inc
3.16%, 3/27/2009 (e)	50	50

Forestry (0.12%)
Weyerhaeuser Co
7.50%, 3/ 1/2013	100	104

Gas — Distribution (0.08%)
Sempra Energy
4.75%, 5/15/2009	40	40
Southern Union Co
6.15%, 8/16/2008	30	30

		70

Home Equity — Other (1.48%)
Bear Stearns Asset Backed Securities Trust
2.64%, 8/25/2036 (e)(f)	200	170
Citigroup Mortgage Loan Trust Inc
2.75%, 10/25/2035 (e)(f)	196	194
2.63%, 12/25/2035 (e)(f)	97	97
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)	75	42
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	90	66
5.81%, 10/25/2036	35	18
6.05%, 12/25/2037 (e)	65	42
GSAA Trust
2.62%, 4/25/2047 (e)(f)	135	107
IXIS Real Estate Capital Trust
2.74%, 9/25/2035 (e)	7	7
Option One Mortgage Loan Trust
3.53%, 5/25/2034 (e)	85	68
2.58%, 7/25/2036 (e)(f)	225	216
Residential Asset Securities Corp
2.68%, 5/25/2035 (e)(f)	12	11
Specialty Underwriting & Residential Finance
2.99%, 2/25/2035 (e)	48	41
2.71%, 3/25/2036 (e)	18	18
WAMU Asset-Backed Certificates
2.65%, 5/25/2037 (e)	85	63
Wells Fargo Home Equity Trust
2.98%, 4/25/2034 (e)(f)	71	59
2.77%, 10/25/2035 (e)(g)	64	56

		1,275

Home Equity — Sequential (0.12%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	75	53
5.51%, 8/25/2036	65	54

		107

Independent Power Producer (0.03%)
NRG Energy Inc
7.25%, 2/ 1/2014	25	24

Insurance Brokers (0.05%)
Willis North America Inc
6.20%, 3/28/2017	45	40

Investment Companies (0.17%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (g)	100	100
Xstrata Finance Dubai Ltd
3.04%, 11/13/2009 (e)(g)	50	49

		149

Investment Management & Advisory Services (0.09%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (e)	90	76
See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Life & Health Insurance (0.14%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (e)(g)	$35	$31
Lincoln National Corp
5.65%, 8/27/2012	20	20
6.05%, 4/20/2067 (e)	25	21
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	25	25
Unum Group
5.86%, 5/15/2009	20	20

		117

Medical — Drugs (0.09%)
Angiotech Pharmaceuticals Inc
6.43%, 12/ 1/2013 (e)	65	57
Schering-Plough Corp
5.55%, 12/ 1/2013 (e)	20	20

		77

Medical — HMO (0.56%)
Coventry Health Care Inc
5.88%, 1/15/2012	90	87
6.30%, 8/15/2014	65	61
5.95%, 3/15/2017	25	22
Health Net Inc
6.38%, 6/ 1/2017	40	34
Humana Inc
7.20%, 6/15/2018	70	69
UnitedHealth Group Inc
5.50%, 11/15/2012	80	79
4.88%, 2/15/2013	35	34
6.88%, 2/15/2038	30	28
WellPoint Inc
5.85%, 1/15/2036	50	43
6.38%, 6/15/2037	30	27

		484

Medical — Hospitals (0.09%)
Community Health Systems Inc
8.88%, 7/15/2015	20	20
HCA Inc
9.25%, 11/15/2016	60	62

		82

Medical — Outpatient & Home Medical Care (0.03%)
Select Medical Corp
7.63%, 2/ 1/2015	25	22

Medical — Wholesale Drug Distribution (0.05%)
AmerisourceBergen Corp
5.63%, 9/15/2012	40	40

Medical Instruments (0.04%)
Boston Scientific Corp
6.00%, 6/15/2011	35	34

Medical Laboratory & Testing Service (0.01%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017	10	10

Metal — Diversified (0.07%)
Falconbridge Ltd
5.38%, 6/ 1/2015	15	14

Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015	20	21
8.38%, 4/ 1/2017	10	10
Xstrata Canada Corp
7.25%, 7/15/2012	15	16

		61

Money Center Banks (0.19%)
Comerica Capital Trust II
6.58%, 2/20/2037	45	28
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (e)(g)	50	43
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (g)	100	96

		167

Mortgage Backed Securities (10.87%)
Adjustable Rate Mortgage Trust
5.10%, 11/25/2035 (e)	50	39
Banc of America Alternative Loan Trust
2.88%, 6/25/2036 (e)	114	111
Banc of America Commercial Mortgage Inc
4.86%, 7/10/2043	205	194
4.97%, 7/10/2043	40	31
5.33%, 9/10/2045	100	99
5.31%, 10/10/2045 (e)	80	79
5.68%, 7/10/2046 (e)	75	69
5.49%, 2/10/2051	70	65
Banc of America Funding Corp
2.76%, 7/20/2036 (e)(f)	213	83
Bear Stearns Adjustable Rate Mortgage Trust
3.57%, 6/25/2034 (e)	50	50
Bear Stearns Alt-A Trust
2.64%, 11/25/2036 (e)(f)	141	79
2.65%, 4/25/2037 (e)(f)	114	57
Bear Stearns Commercial Mortgage Securities Inc
0.63%, 5/11/2039 (e)(g)	444	6
3.24%, 2/11/2041	8	8
5.47%, 6/11/2041	130	128
Bella Vista Mortgage Trust
2.73%, 5/20/2045 (e)(f)	107	83
Chase Mortgage Finance Corp
5.44%, 3/25/2037 (e)	110	106
Citigroup Commercial Mortgage Trust
0.71%, 10/15/2049 (e)	1,388	30
See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.62%, 10/15/2048 (e)	$2,462	$46
0.52%, 12/11/2049 (e)	1,786	26
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037	190	188
5.22%, 5/10/2043 (e)	25	20
0.06%, 12/10/2046 (e)(g)	1,459	15
5.25%, 12/10/2046	70	69
6.01%, 12/10/2049 (e)	100	72
Countrywide Alternative Loan Trust
4.84%, 7/20/2035 (e)	41	28
Countrywide Asset-Backed Certificates
2.88%, 4/25/2036 (e)(f)	200	79
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (e)	225	217
2.78%, 4/25/2046 (e)(f)	174	104
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)	60	59
0.78%, 9/15/2039	1,463	35
0.11%, 12/15/2039	478	7
0.87%, 12/15/2039 (e)	1,776	49
CS First Boston Mortgage Securities Corp
1.29%, 3/15/2036 (e)(g)	399	7
0.58%, 5/15/2036 (e)(g)	588	5
0.77%, 7/15/2036 (e)(g)	771	10
4.95%, 7/15/2037	120	94
0.22%, 11/15/2037 (e)(g)	1,304	22
8.00%, 9/15/2041 (e)	30	31
CW Capital Cobalt Ltd
5.17%, 8/15/2048	105	103
Fannie Mae
6.50%, 2/25/2047	30	31
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	45	47
Freddie Mac
5.50%, 9/15/2031 (e)	100	99
GE Capital Commercial Mortgage Corp
0.40%, 5/10/2014	2,879	29
5.61%, 4/10/2017 (e)	135	122
4.98%, 5/10/2043	220	209
5.51%, 11/10/2045 (e)	60	47
5.51%, 11/10/2045 (e)	200	194
Ginnie Mae
4.51%, 10/16/2028 (e)	56	56
3.96%, 6/16/2031	67	66
1.10%, 2/16/2047 (e)	557	29
0.85%, 3/16/2047 (e)	520	29
Greenpoint Mortgage Funding Trust
2.75%, 6/25/2045 (e)(f)	131	103
2.79%, 10/25/2045 (e)(f)	144	114
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	205	183
0.44%, 6/10/2036 (e)(g)	4,544	35
6.11%, 7/10/2038 (e)	70	66
0.51%, 3/10/2039 (e)(g)	1,283	23
GS Mortgage Securities Corp II
0.85%, 11/10/2039 (g)	997	32
5.99%, 8/10/2045 (e)	65	60
Impac CMB Trust
2.79%, 4/25/2035 (e)	21	13
Impac Secured Assets CMN Owner Trust
2.76%, 3/25/2036 (e)(f)	300	184
Indymac Index Mortgage Loan Trust
2.66%, 1/25/2037 (e)(f)	160	86
2.72%, 6/25/2037 (e)	134	100
JP Morgan Chase Commercial Mortgage Securities
0.70%, 10/12/2035 (e)(g)	483	14
5.02%, 1/12/2037	15	13
5.29%, 9/12/2037 (e)	25	20
1.27%, 1/12/2039 (e)(g)	553	13
5.63%, 6/12/2041 (e)	75	68
0.29%, 1/15/2042 (e)(g)	1,368	19
4.78%, 7/15/2042	90	83
5.59%, 5/12/2045 (e)	55	50
5.44%, 5/15/2045 (e)	100	91
5.30%, 5/15/2047 (e)	105	103
6.01%, 6/15/2049 (e)	60	55
6.20%, 2/12/2051 (g)	55	41
JP Morgan Mortgage Trust
5.30%, 7/25/2035	43	42
4.95%, 11/25/2035 (e)	125	120
5.29%, 4/25/2036 (e)	13	13
5.82%, 6/25/2036 (e)(f)	70	69
5.82%, 6/25/2036 (e)	35	30
5.97%, 6/25/2036 (e)	25	24
5.94%, 8/25/2036 (e)	170	148
5.56%, 10/25/2036 (e)	180	156
5.70%, 4/25/2037 (e)	55	51
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035	305	306
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026 (f)	82	82
4.44%, 12/15/2029 (e)	100	98
4.31%, 2/15/2030	195	193
5.74%, 6/15/2032	63	64
0.81%, 3/15/2034 (e)(g)	462	2
0.49%, 3/15/2036 (e)(g)	519	12
1.22%, 3/15/2036 (e)(g)	397	8
See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (continued)
0.84%, 8/15/2036 (e)(g)	$596	$7
5.41%, 9/15/2039 (e)	25	23
5.46%, 2/15/2040 (e)	245	218
5.48%, 2/15/2040	210	165
5.56%, 2/15/2040 (e)	105	83
6.45%, 7/17/2040 (e)	60	45
6.15%, 4/15/2041 (e)	45	37
6.37%, 9/15/2045 (e)	75	70
Merrill Lynch Alternative Note Asset Trust
2.69%, 4/25/2037 (e)	150	79
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	90	84
5.80%, 5/12/2039 (e)	85	85
0.53%, 2/12/2042 (e)	1,288	14
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)	55	50
0.73%, 8/12/2048 (e)	996	31
0.10%, 12/12/2049 (e)(g)	722	9
5.94%, 6/12/2050 (e)	100	72
Morgan Stanley Capital I
1.19%, 1/13/2041 (e)(g)	391	10
0.07%, 12/15/2043 (e)(g)	1,036	11
5.81%, 4/12/2049 (e)	70	66
5.81%, 4/12/2049	60	43
Sequoia Mortgage Trust
4.11%, 2/20/2034 (e)	73	69
Structured Adjustable Rate Mortgage Loan Trust
5.25%, 12/25/2035	46	38
5.25%, 2/25/2036 (e)	62	57
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)	100	82
Thornburg Mortgage Securities Trust
2.62%, 1/25/2036 (e)(f)	175	175
Wachovia Bank Commercial Mortgage Trust
0.53%, 11/15/2035 (g)	1,587	13
0.60%, 10/15/2041 (e)(g)	2,477	28
0.43%, 3/15/2042 (e)(g)	3,619	30
4.94%, 4/15/2042	210	199
5.25%, 12/15/2043	65	63
5.48%, 12/15/2043	20	14
5.60%, 12/15/2043	50	32
4.52%, 5/15/2044	65	64
5.80%, 7/15/2045	100	93
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (g)	36	36
WaMu Mortgage Pass Through Certificates
3.80%, 6/25/2034 (e)	85	84
4.68%, 5/25/2035 (e)	40	39
2.86%, 7/25/2044 (e)	22	21
3.01%, 1/25/2045 (e)	75	35
2.86%, 11/25/2045 (e)(f)	104	98
2.70%, 8/25/2046 (e)(f)	250	210
Washington Mutual Alternative Mortgage
2.76%, 6/25/2046 (e)	171	70
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035 (e)	61	59

		9,359

Multi-Line Insurance (0.51%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)	50	45
CNA Financial Corp
6.00%, 8/15/2011	40	40
Genworth Financial Inc
6.15%, 11/15/2066 (e)	45	36
Hartford Financial Services Group Inc
8.13%, 6/15/2068 (e)	75	73
ING Groep NV
5.78%, 12/ 8/2035	75	62
Metropolitan Life Global Funding I
2.96%, 3/17/2009 (e)(g)	160	160
XL Capital Ltd
6.50%, 12/31/2049 (e)	30	20

		436

Multimedia (0.29%)
News America Inc
6.65%, 11/15/2037	100	98
Viacom Inc
3.13%, 6/16/2009 (e)(f)	75	74
5.75%, 4/30/2011	30	30
Vivendi
5.75%, 4/ 4/2013 (g)	50	49

		251

Music (0.01%)
WMG Acquisition Corp
7.38%, 4/15/2014	15	12

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (e)(g)	35	29
10.75%, 6/15/2058 (e)(g)	10	10

		39

Non-Hazardous Waste Disposal (0.08%)
Allied Waste North America Inc
5.75%, 2/15/2011	25	25
7.88%, 4/15/2013	10	10
Oakmont Asset Trust
4.51%, 12/22/2008 (g)	35	35

		70

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Office Automation & Equipment (0.06%)
Xerox Corp
5.50%, 5/15/2012	$30	$30
6.40%, 3/15/2016	25	25

		55

Office Furnishings — Original (0.02%)
Steelcase Inc
6.50%, 8/15/2011	20	20

Oil Company — Exploration & Production (0.61%)
Anadarko Petroleum Corp
3.18%, 9/15/2009 (e)(f)	75	74
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	80	80
6.75%, 2/ 1/2039	60	60
Chesapeake Energy Corp
7.63%, 7/15/2013	25	25
7.25%, 12/15/2018 (b)	10	10
Denbury Resources Inc
7.50%, 12/15/2015	30	30
Forest Oil Corp
7.25%, 6/15/2019 (g)	10	10
Marathon Oil Canada Corp
8.38%, 5/ 1/2012	25	27
Newfield Exploration Co
6.63%, 9/ 1/2014	10	9
Nexen Inc
5.05%, 11/20/2013	10	10
6.40%, 5/15/2037	35	33
PetroHawk Energy Corp
9.13%, 7/15/2013	20	20
7.88%, 6/ 1/2015 (g)	5	5
Petroleum Development Corp
12.00%, 2/15/2018	5	5
Pioneer Natural Resources Co
6.65%, 3/15/2017	50	47
Quicksilver Resources Inc
7.75%, 8/ 1/2015 (b)	5	5
Southwestern Energy Co
7.50%, 2/ 1/2018 (g)	20	21
Swift Energy Co
7.13%, 6/ 1/2017	25	23
Talisman Energy Inc
6.25%, 2/ 1/2038	30	28

		522

Oil Company — Integrated (0.17%)
Petrobras International Finance Co
8.38%, 12/10/2018	40	46
Petronas Capital Ltd
7.88%, 5/22/2022 (g)	20	24
Suncor Energy Inc
6.10%, 6/ 1/2018	80	80

		150

Oil Refining & Marketing (0.15%)
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011	70	71
Tesoro Corp
6.63%, 11/ 1/2015	20	19
Valero Energy Corp
6.63%, 6/15/2037	45	41

		131

Paper & Related Products (0.01%)
Rock-Tenn Co
9.25%, 3/15/2016 (g)	10	11

Pharmacy Services (0.11%)
Medco Health Solutions Inc
7.25%, 8/15/2013	35	37
7.13%, 3/15/2018	30	31
Omnicare Inc
6.75%, 12/15/2013	10	10
6.88%, 12/15/2015	15	14

		92

Physician Practice Management (0.01%)
US Oncology Inc
10.75%, 8/15/2014	10	10

Pipelines (0.52%)
CenterPoint Energy Resources Corp
6.63%, 11/ 1/2037	10	9
Copano Energy LLC
8.13%, 3/ 1/2016	21	21
7.75%, 6/ 1/2018 (g)	5	5
Enbridge Energy Partners LP
4.00%, 1/15/2009	20	20
7.50%, 4/15/2038 (g)	40	42
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.75%, 4/15/2018 (g)	25	26
National Fuel Gas Co
5.25%, 3/ 1/2013	30	29
Pacific Energy Partners LP
6.25%, 9/15/2015	130	129
Sonat Inc
7.63%, 7/15/2011	35	35
Southern Natural Gas Co
8.00%, 3/ 1/2032	24	26
Targa Resources Partners LP
8.25%, 7/ 1/2016 (g)	10	10
TEPPCO Partners LP
7.63%, 2/15/2012	35	36
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(g)	30	23
See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Pipelines (continued)
Williams Partners LP/Williams Partners Finance Corp
7.25%, 2/ 1/2017	$40	$40

		451

Property & Casualty Insurance (0.06%)
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)	30	26
WR Berkley Corp
6.25%, 2/15/2037	30	25

		51

Real Estate Management & Services (0.13%)
AMB Property LP
6.30%, 6/ 1/2013	115	114

Real Estate Operator & Developer (0.07%)
Duke Realty LP
5.63%, 8/15/2011	15	15
Regency Centers LP
8.45%, 9/ 1/2010	20	21
5.88%, 6/15/2017	25	23

		59

Regional Banks (0.92%)
BAC Capital Trust XIII
3.18%, 3/15/2043 (e)	75	57
BAC Capital Trust XIV
5.63%, 3/15/2043 (e)	45	35
Bank of America Corp
5.65%, 5/ 1/2018	30	28
8.13%, 12/29/2049 (e)	200	189
Capital One Financial Corp
5.70%, 9/15/2011	30	28
Fleet Capital Trust II
7.92%, 12/11/2026	80	81
PNC Financial Services Group Inc
8.25%, 5/29/2049 (e)	20	20
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)	30	22
Wachovia Corp
5.63%, 12/15/2008	115	115
6.38%, 2/ 1/2009	10	10
5.50%, 5/ 1/2013	75	72
Wells Fargo & Co
3.12%, 8/15/2008	35	35
Wells Fargo Capital XIII
7.70%, 12/29/2049 (e)	100	99

		791

Reinsurance (0.14%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	50	45
PartnerRe Finance II
6.44%, 12/ 1/2066 (e)	25	20
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017	60	56

		121

REITS — Apartments (0.04%)
UDR Inc
6.50%, 6/15/2009	35	35

REITS — Diversified (0.16%)
iStar Financial Inc
3.12%, 9/15/2009 (e)(f)	50	46
3.03%, 3/ 9/2010 (e)	50	42
5.85%, 3/15/2017	60	48

		136

REITS — Healthcare (0.17%)
HCP Inc
3.23%, 9/15/2008 (e)(f)	50	50
5.65%, 12/15/2013	55	50
6.00%, 1/30/2017	35	30
Nationwide Health Properties Inc
6.50%, 7/15/2011	15	15

		145

REITS — Hotels (0.12%)
Hospitality Properties Trust
6.30%, 6/15/2016	50	44
6.70%, 1/15/2018	65	56

		100

REITS — Office Property (0.14%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	45	44
5.70%, 5/ 1/2017	35	30
Highwoods Properties Inc
5.85%, 3/15/2017	25	21
HRPT Properties Trust
3.38%, 3/16/2011 (e)	25	23

		118

REITS — Regional Malls (0.13%)
Simon Property Group LP
4.60%, 6/15/2010	15	15
6.13%, 5/30/2018	100	97

		112

REITS — Shopping Centers (0.07%)
Developers Diversified Realty Corp
5.25%, 4/15/2011	60	58

REITS — Warehouse & Industrial (0.14%)
Prologis
2.89%, 8/24/2009 (e)(f)	100	97
6.63%, 5/15/2018	20	20

		117

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Rental — Auto & Equipment (0.12%)
Erac USA Finance Co
5.90%, 11/15/2015 (g)	$65	$59
United Rentals North America Inc
7.75%, 11/15/2013 (b)	50	40

		99

Retail — Drug Store (0.01%)
Rite Aid Corp
8.13%, 5/ 1/2010	10	10

Rubber -Tires (0.02%)
Goodyear Tire & Rubber Co/The
6.68%, 12/ 1/2009 (e)	5	5
8.63%, 12/ 1/2011	10	10

		15

Satellite Telecommunications (0.02%)
Intelsat Subsidiary Holding Co Ltd
8.88%, 1/15/2015 (g)	15	15

Savings & Loans — Thrifts (0.18%)
Washington Mutual Inc
3.01%, 1/15/2010 (e)(f)	175	153

Sovereign (0.07%)
Mexico Government International Bond
3.41%, 1/13/2009 (e)	60	60

Special Purpose Entity (0.38%)
Axcan Intermediate Holdings Inc
9.25%, 3/ 1/2015 (g)	35	35
BAE Systems Holdings Inc
6.40%, 12/15/2011 (g)	60	62
5.20%, 8/15/2015 (g)	65	62
Capital One Capital IV
6.75%, 2/17/2037	30	23
Hawker Beechcraft Acquisition Co LLC
8.50%, 4/ 1/2015	30	30
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037	20	17
QBE Capital Funding II LP
6.80%, 6/29/2049 (d)(e)(g)	35	29
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	48	49
Williams Cos Inc Credit Linked Certificates
6.12%, 5/ 1/2009 (e)(g)	20	20

		327

Steel — Producers (0.30%)
Ispat Inland ULC
9.75%, 4/ 1/2014	155	165
Steel Dynamics Inc
7.38%, 11/ 1/2012 (g)	30	30
6.75%, 4/ 1/2015	20	19
7.75%, 4/15/2016 (g)	15	15
United States Steel Corp
6.05%, 6/ 1/2017	35	33

		262

Telecommunication Equipment (0.01%)
Nortel Networks Ltd
10.75%, 7/15/2016 (g)	5	5

Telecommunication Services (0.14%)
Fairpoint Communications Inc
13.13%, 4/ 1/2018 (g)	10	10
MasTec Inc
7.63%, 2/ 1/2017	40	34
Maxcom Telecomunicaciones SAB de CV
11.00%, 12/15/2014	5	5
Qwest Corp
7.88%, 9/ 1/2011	60	60
Telcordia Technologies Inc
6.46%, 7/15/2012 (e)(g)	10	9

		118

Telephone — Integrated (0.70%)
AT&T Corp
7.30%, 11/15/2011 (e)	50	53
AT&T Inc
6.30%, 1/15/2038	100	95
Cincinnati Bell Inc
8.38%, 1/15/2014	25	24
Deutsche Telekom International Finance
2.98%, 3/23/2009 (e)	75	75
Koninklijke KPN NV
8.00%, 10/ 1/2010	20	21
Level 3 Financing Inc
9.25%, 11/ 1/2014	20	18
Telecom Italia Capital SA
3.35%, 2/ 1/2011 (e)	25	24
3.34%, 7/18/2011 (e)	45	43
5.25%, 11/15/2013	100	94
Telefonica Emisiones SAU
5.86%, 2/ 4/2013 (d)	30	30
Telefonica Europe BV
7.75%, 9/15/2010	105	111
Windstream Corp
8.63%, 8/ 1/2016	15	15

		603

Television (0.17%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	100	102
Univision Communications Inc
7.85%, 7/15/2011	35	33
See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Television (continued)
Videotron Ltee
9.13%, 4/15/2018 (g)	$10	$10

		145

Tobacco (0.28%)
Philip Morris International Inc
4.88%, 5/16/2013	150	147
Reynolds American Inc
7.25%, 6/ 1/2013	75	78
6.75%, 6/15/2017	20	20

		245

Transport — Rail (0.02%)
Union Pacific Railroad Co 2003 Pass Through Certificates
4.70%, 1/ 2/2024	19	18

Transport — Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009	25	25

Wire & Cable Products (0.06%)
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	50	51

TOTAL BONDS		$30,117

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (22.61%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.44%)
4.50%, 7/ 1/2023 (h)	350	338
5.00%, 7/ 1/2023 (h)	165	163
5.00%, 7/ 1/2038 (h)	780	747
5.50%, 7/ 1/2038 (h)	1,775	1,748
6.00%, 8/ 1/2038 (h)	1,615	1,626
6.50%, 8/ 1/2038 (h)	95	98
6.50%, 6/ 1/2017	63	66
5.00%, 5/ 1/2018	271	270
5.50%, 12/ 1/2022	81	81
7.00%, 12/ 1/2027	40	42
6.00%, 1/ 1/2029	55	56
7.50%, 8/ 1/2030	4	4
8.00%, 12/ 1/2030	47	51
7.50%, 1/ 1/2031	10	10
6.50%, 5/ 1/2031	14	15
6.50%, 6/ 1/2031	45	47
6.50%, 11/ 1/2031	16	16
5.50%, 4/ 1/2033	108	107
6.50%, 10/ 1/2035	73	76
6.00%, 8/ 1/2036	39	40
6.00%, 10/ 1/2036 (e)	89	90
6.50%, 11/ 1/2036	72	75
6.00%, 1/ 1/2038 (e)	34	34
6.50%, 1/ 1/2038	24	25
6.50%, 3/ 1/2038	43	44
4.66%, 8/ 1/2035 (e)	35	35
4.84%, 8/ 1/2035 (e)	129	130
4.98%, 9/ 1/2035 (e)	86	87
6.53%, 7/ 1/2036 (e)	74	75
6.51%, 10/ 1/2036 (e)	33	34
6.51%, 1/ 1/2037 (e)	51	53
6.29%, 4/ 1/2037 (e)	47	49
5.69%, 6/ 1/2037 (e)	74	75

		6,407

Federal National Mortgage Association (FNMA) (7.70%)
4.50%, 7/ 1/2023 (h)	440	425
5.00%, 7/ 1/2023 (h)	140	138
5.00%, 7/ 1/2038 (h)	2,065	1,979
5.50%, 7/ 1/2038 (h)	1,390	1,370
6.00%, 7/ 1/2038 (h)	490	494
6.50%, 8/ 1/2038 (h)	475	488
6.00%, 5/ 1/2009	5	5
6.00%, 11/ 1/2009	5	5
6.00%, 5/ 1/2010	3	3
4.50%, 9/ 1/2010	79	80
4.50%, 1/ 1/2020	40	39
6.00%, 2/ 1/2025	122	124
6.50%, 2/ 1/2032	38	39
5.50%, 1/ 1/2033	277	274
4.25%, 6/ 1/2034 (e)	32	32
4.32%, 7/ 1/2034 (e)	17	17
4.29%, 12/ 1/2034 (e)	44	44
4.58%, 3/ 1/2035 (e)	49	50
5.72%, 2/ 1/2036 (e)	32	32
6.50%, 4/ 1/2036	35	36
5.78%, 6/ 1/2036 (e)	17	17
6.50%, 8/ 1/2036	63	65
5.49%, 1/ 1/2037 (e)	44	44
6.50%, 1/ 1/2037	147	152
5.47%, 3/ 1/2037 (e)	53	53
5.71%, 4/ 1/2037 (e)	95	97
5.73%, 5/ 1/2037 (e)	74	75
6.50%, 7/ 1/2037	21	22
6.50%, 7/ 1/2037	22	23
6.50%, 11/ 1/2037	28	29
6.00%, 2/ 1/2038	155	157
6.00%, 2/ 1/2038 (e)	144	145
6.50%, 2/ 1/2038	25	26
6.00%, 3/ 1/2038	44	44

		6,623

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (1.20%)
5.00%, 7/ 1/2038 (h)	$400	$388
5.50%, 7/ 1/2038 (h)	410	408
6.00%, 1/15/2029	114	116
7.00%, 5/15/2031	20	21
6.00%, 6/15/2032	16	17
6.00%, 9/20/2026	53	54
7.00%, 2/20/2032	28	30

		1,034

U.S. Treasury (6.27%)
3.13%, 11/30/2009 (b)	1,400	1,415
3.50%, 2/15/2010 (b)	950	966
4.50%, 4/30/2012 (b)	575	603
4.25%, 8/15/2013 (b)	425	443
4.75%, 5/15/2014 (b)	200	214
8.13%, 8/15/2019	175	234
7.13%, 2/15/2023 (b)	575	736
6.00%, 2/15/2026 (b)	305	357
6.25%, 5/15/2030	350	431

		5,399

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$19,463

SHORT TERM INVESTMENTS (1.32%)
Commercial Paper (1.32%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$569	$569
Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	569	569

		1,138

TOTAL SHORT TERM INVESTMENTS		$1,138

REPURCHASE AGREEMENTS (3.66%)
Money Center Banks (3.66%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $3,183,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (f)	$3,151	$3,151

TOTAL REPURCHASE AGREEMENTS		$3,151

Total Investments		$104,528
Liabilities in Excess of Other Assets, Net — (21.41)%		(18,435)

TOTAL NET ASSETS — 100.00%		$86,093

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $62 or 0.07% of net assets.

(d)	Security purchased on a when-issued basis.

(e)	Variable Rate

(f)	Security was purchased with the cash proceeds from securities loans.

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,551 or 2.96% of net assets.

(h)	Security was purchased in a “to-be-announced” (“TBA”) transaction.

See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$6,417
Unrealized Depreciation	(8,573)

Net Unrealized Appreciation (Depreciation)	(2,156)
Cost for federal income tax purposes	106,684

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Mortgage Securities	27.21%
Financial	22.14%
Consumer, Non-cyclical	13.51%
Energy	10.73%
Industrial	8.71%
Communications	8.18%
Government	6.34%
Technology	6.27%
Asset Backed Securities	6.02%
Consumer, Cyclical	5.33%
Basic Materials	3.42%
Utilities	3.38%
Diversified	0.10%
Funds	0.07%
Liabilities in Excess of Other Assets, Net	(21.41%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)	71	$1

TOTAL COMMON STOCKS		$1

PREFERRED STOCKS (2.39%)
Cable TV (0.07%)
Comcast Corp 6.63%	7,600	164
Comcast Corp 7.00%; Series B	5,437	126

		290

Commercial Banks (0.19%)
ASBC Capital I	3,800	89
Barclays Bank PLC 7.10%	13,400	282
M&T Capital Trust IV	4,200	102
National Bank of Greece SA (a)	1,100	28
Royal Bank of Scotland Group PLC 5.75%; Series L	6,600	106
Royal Bank of Scotland Group PLC 6.60%; Series S	8,100	151
VNB Capital Trust I	4,178	103

		861

Diversified Financial Services (0.07%)
Citigroup Capital X	8,600	149
Citigroup Capital XVI	7,700	142

		291

Electric — Integrated (0.33%)
Alabama Power Co — Series 2007B	14,100	348
FPL Group Capital Inc 7.45%	13,300	346
Georgia Power Co 5.90% (b)	14,300	353
PPL Capital Funding Inc	8,000	194
Xcel Energy Inc 7.60%	9,200	227

		1,468

Fiduciary Banks (0.04%)
BNY Capital V	9,600	199

Finance — Consumer Loans (0.03%)
HSBC Finance Corp 6.88%	6,100	139

Finance — Investment Banker & Broker (0.07%)
Morgan Stanley Capital Trust III	1,800	33
Morgan Stanley Capital Trust IV	10,300	183
Morgan Stanley Capital Trust V	5,210	88

		304

Finance — Other Services (0.00%)
ABN AMRO Capital Funding Trust VII	645	11

Financial Guarantee Insurance (0.02%)
Financial Security Assurance Holdings Ltd 5.60%	4,800	67

Investment Management & Advisory Services (0.07%)
Deutsche Bank Contingent Capital Trust II	9,600	189
Deutsche Bank Contingent Capital Trust III	4,800	110

		299

Life & Health Insurance (0.14%)
Delphi Financial Group Inc 7.375%	3,400	64
Delphi Financial Group Inc 8.00%	4,100	94
PLC Capital Trust IV	2,100	44
PLC Capital Trust V	6,200	121
Protective Life Corp	6,800	144
Prudential Financial Inc (a)	3,000	75
Prudential PLC 6.50%	1,900	35
Torchmark Capital Trust III	1,600	35

		612

Money Center Banks (0.09%)
Santander Finance Preferred SA Unipersonal 6.50%	10,700	226
Santander Finance Preferred SA Unipersonal 6.80%	5,100	112
UBS Preferred Funding Trust IV	2,300	42

		380

Multi-Line Insurance (0.14%)
Aegon NV 6.375%	2,500	43
Aegon NV 7.25%	11,553	229
American International Group Inc 6.45%	4,000	73
ING Groep NV 6.375%	3,000	56
ING Groep NV 7.05%	7,700	161
ING Groep NV 7.375%	3,400	74

		636

Multimedia (0.02%)
Viacom Inc	4,700	103

Property & Casualty Insurance (0.11%)
Arch Capital Group Ltd 7.88%	3,600	83
Berkley W R Capital Trust	14,400	315
Markel Corp	4,500	108

		506

Regional Banks (0.30%)
Bank One Capital VI	3,400	80
Fifth Third Capital Trust VI	8,000	129
Fleet Capital Trust VIII	8,400	183
KeyCorp Capital IX	8,200	115
PNC Capital Trust D	16,300	330
SunTrust Capital IX	4,600	98
USB Capital VI	5,600	110
Wachovia Capital Trust IV	2,500	44
Wachovia Capital Trust IX	3,400	58
Wachovia Corp 7.25%	1,800	34
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Regional Banks (continued)
Wells Fargo Capital VII	6,000	$125

		1,306

Reinsurance (0.04%)
PartnerRe Ltd 6.75%	2,600	53
RenaissanceRe Holdings Ltd — Series C	1,000	17
RenaissanceRe Holdings Ltd — Series D	4,900	94

		164

REITS — Apartments (0.02%)
BRE Properties Inc — Series C	4,900	101

REITS — Diversified (0.12%)
Duke Realty Corp 6.60%	15,000	288
Duke Realty Corp 8.38%	1,100	26
PS Business Parks Inc 6.88%; Series I	2,000	39
PS Business Parks Inc 7.00%; Series H	5,900	120
Vornado Realty Trust — Series I (b)	3,500	68

		541

REITS — Office Property (0.03%)
HRPT Properties Trust — Series B	5,400	130

REITS-Shopping Centers (0.12%)
Developers Diversified Realty Corp 7.38%	2,500	52
Developers Diversified Realty Corp 7.50%	3,700	79
Kimco Realty Corp	11,100	264
Weingarten Realty Investors 6.50%	6,000	120

		515

REITS — Single Tenant (0.05%)
Realty Income Corp — Series D	10,500	230

REITS — Storage (0.03%)
Public Storage Inc 7.00%; Series N	1,000	21
Public Storage Inc 7.25%; Series I	5,800	130

		151

REITS — Warehouse & Industrial (0.06%)
AMB Property Corp — Series O	5,000	108
AMB Property Corp — Series P	5,100	108
First Industrial Realty Trust Inc — Series J	1,800	38

		254

Special Purpose Entity (0.16%)
CORTS Trust for AIG	5,000	84
CORTS Trust for Aon Capital	1,500	38
JPMorgan Chase Capital XXVI (a)	4,900	127
Merrill Lynch Capital Trust I	6,200	107
Merrill Lynch Capital Trust II	3,900	68
PreferredPlus TR-CCR1 5.75%; Series GSG2	1,200	24
PreferredPlus TR-CCR1 6.00%; Series GSC4	2,200	41
PreferredPlus TR-CCR1 6.00%; Series GSG1	8,200	166
SATURNS 2004-06 6.00%; Series GS	1,800	36
SATURNS 2004-2 5.75%; Series GS	400	$8

		699

Telephone — Integrated (0.05%)
AT&T Inc	9,500	238

Television (0.02%)
CBS Corp 6.75%	4,800	101

TOTAL PREFERRED STOCKS		$10,596

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (83.66%)
Advertising Agencies (0.03%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$165	143

Aerospace & Defense Equipment (0.09%)
GenCorp Inc
9.50%, 8/15/2013	423	417

Agricultural Operations (0.29%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	550	551
Cargill Inc
5.20%, 1/22/2013 (c)	750	743

		1,294

Airlines (0.39%)
American Airlines Inc
7.25%, 2/ 5/2009	360	353
Continental Airlines Inc
5.98%, 4/19/2022	320	265
Delta Air Lines Inc
7.11%, 9/18/2011	250	231
7.92%, 5/18/2012	300	262
Northwest Airlines Inc
7.03%, 11/1/2019	415	358
Southwest Airlines Co 2007-1 Pass Through Certificate
6.15%, 8/ 1/2022 (b)(d)	290	276

		1,745

Apparel Manufacturers (0.01%)
Rafaella Apparel Group Inc
11.25%, 6/15/2011	85	50

Appliances (0.07%)
Whirlpool Corp
3.28%, 6/15/2009 (e)	325	324

Asset Backed Securities (5.62%)
Ameriquest Mortgage Securities Inc
2.78%, 3/25/2035 (e)	72	67
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Ameriquest Mortgage Securities Inc (continued)
2.71%, 7/25/2035 (e)	$75	$74
Chase Funding Mortgage Loan Asset-Backed Certificates
2.98%, 9/25/2033 (e)	272	219
CNH Equipment Trust
3.32%, 9/15/2010 (e)	460	460
Countrywide Asset-Backed Certificates
3.00%, 6/25/2035 (e)	720	637
2.73%, 3/25/2036 (e)(f)	1,268	1,190
2.73%, 4/25/2036 (e)	1,750	1,690
2.64%, 2/25/2037 (e)	1,750	1,445
2.65%, 6/25/2037 (e)	1,425	930
2.61%, 11/25/2037 (e)	985	854
Countrywide Home Equity Loan Trust
2.70%, 12/15/2035 (e)(f)	723	322
2.67%, 5/15/2036 (e)(f)	778	433
First Horizon Asset Back Trust
2.64%, 10/25/2034 (e)	612	340
First-Citizens Home Equity Loan LLC
2.68%, 9/15/2022 (c)(e)	303	234
Ford Credit Floorplan Master Owner Trust
2.92%, 6/15/2011 (e)	450	436
GMAC Mortgage Corp Loan Trust
2.66%, 8/25/2035 (e)	943	554
2.69%, 11/25/2036 (e)(f)	1,748	899
Great America Leasing Receivables
5.39%, 9/15/2011 (c)	255	257
JP Morgan Mortgage Acquisition Corp
2.65%, 4/25/2036 (e)(f)	1,525	1,394
5.45%, 11/25/2036	1,225	1,152
2.56%, 3/25/2037 (e)	531	505
2.63%, 3/25/2037 (e)	720	568
Lehman XS Trust
2.68%, 9/25/2035 (e)	655	647
Long Beach Mortgage Loan Trust
3.01%, 6/25/2034 (e)(f)	170	138
2.63%, 7/25/2036 (e)	1,245	781
2.59%, 10/25/2036 (e)(f)	2,300	2,112
2.65%, 12/25/2036 (e)	1,600	785
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)	328	310
Morgan Stanley ABS Capital I
2.66%, 2/25/2036 (e)	1,600	1,441
MSDWCC Heloc Trust
2.67%, 7/25/2017 (e)	159	108
SACO I Inc
2.62%, 6/25/2036 (e)(f)	887	627
SLM Student Loan Trust
2.93%, 6/15/2016 (e)(f)	626	615
Swift Master Auto Receivables Trust
2.57%, 6/15/2012 (e)	600	573
Volkswagen Credit Auto Master Trust
2.50%, 7/20/2010 (e)	275	275
Washington Mutual Asset-Backed Certificates
2.66%, 4/25/2036 (e)(f)	1,400	1,281
Wells Fargo Home Equity Trust
2.58%, 3/25/2037 (e)	531	524

		24,877

Auto — Car & Light Trucks (0.29%)
Daimler Finance North America LLC
3.22%, 3/13/2009 (e)	700	699
5.75%, 9/ 8/2011	385	392
General Motors Corp
7.13%, 7/15/2013	150	95
8.38%, 7/15/2033 (b)	160	95

		1,281

Auto/Truck Parts & Equipment — Original (0.13%)
Stanadyne Corp
10.00%, 8/15/2014	100	97
Tenneco Inc
10.25%, 7/15/2013	346	362
8.13%, 11/15/2015 (c)	125	113

		572

Auto/Truck Parts & Equipment — Replacement (0.05%)
Allison Transmission
11.00%, 11/ 1/2015 (b)(c)	250	224

Automobile Sequential (1.91%)
AmeriCredit Automobile Receivables Trust
2.47%, 4/ 6/2012 (e)	325	318
AmeriCredit Prime Automobile Receivable Trust
2.83%, 2/ 8/2009 (e)	1,264	1,255
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009	600	600
3.25%, 1/15/2010 (c)(e)	525	526
2.70%, 3/15/2010 (e)	803	802
2.85%, 6/15/2010 (e)	275	275
5.52%, 3/15/2011 (e)	670	665
Capital One Auto Finance Trust
2.48%, 7/15/2011 (e)	712	691
2.51%, 10/15/2012 (e)	697	650
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	600	568
5.60%, 10/15/2012	240	223
5.69%, 11/15/2012 (e)	180	172
Honda Auto Receivables Owner Trust
2.65%, 2/15/2011 (e)	525	523
Hyundai Auto Receivables Trust
2.87%, 1/17/2012 (e)	335	333
WFS Financial Owner Trust
3.93%, 2/17/2012 (f)	437	437
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Automobile Sequential (continued)
WFS Financial Owner Trust (continued)
4.50%, 5/17/2013	$410	$409

		8,447

Beverages — Wine & Spirits (0.33%)
Constellation Brands Inc
8.38%, 12/15/2014	160	162
7.25%, 5/15/2017	175	164
Diageo Finance BV
2.92%, 3/30/2009 (e)(f)	1,150	1,147

		1,473

Broadcasting Services & Programming (0.05%)
Clear Channel Communications Inc
4.50%, 1/15/2010	250	230

Building — Residential & Commercial (0.04%)
DR Horton lnc
8.00%, 2/ 1/2009	100	100
M/I Homes Inc
6.88%, 4/ 1/2012 (b)	75	65

		165

Building & Construction — Miscellaneous (0.04%)
Dycom Industries Inc
8.13%, 10/15/2015	200	192

Building & Construction Products — Miscellaneous (0.03%)
CRH America Inc
6.40%, 10/15/2033	180	152

Building Products — Cement & Aggregate (0.32%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(c)(e)	640	593
Martin Marietta Materials Inc
3.05%, 4/30/2010 (e)	855	830

		1,423

Building Products — Wood (0.06%)
Masco Corp
3.09%, 3/12/2010 (e)	300	286

Cable TV (1.76%)
Charter Communications Holdings II LLC
10.25%, 9/15/2010	490	474
Charter Communications Operating LLC
8.38%, 4/30/2014 (c)	150	142
10.88%, 9/15/2014 (b)(c)	155	159
Comcast Corp
3.01%, 7/14/2009 (e)(f)	750	744
6.95%, 8/15/2037	400	393
6.40%, 5/15/2038	810	747
COX Communications Inc
4.63%, 1/15/2010	365	363
6.75%, 3/15/2011	395	408
CSC Holdings Inc
7.63%, 4/ 1/2011	300	294
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	530	546
7.63%, 5/15/2016 (c)	425	419
EchoStar DBS Corp
6.63%, 10/ 1/2014	400	370
7.75%, 5/31/2015 (b)(c)	240	233
Rogers Cable Inc
6.75%, 3/15/2015	550	561
Time Warner Cable Inc
6.20%, 7/ 1/2013	885	900
6.55%, 5/ 1/2037	1,130	1,041

		7,794

Casino Hotels (0.36%)
Harrah’s Operating Co Inc
5.50%, 7/ 1/2010	375	335
10.75%, 2/ 1/2016 (c)	195	162
MGM Mirage
8.38%, 2/ 1/2011	150	145
6.75%, 4/ 1/2013	175	151
6.63%, 7/15/2015	355	285
Wynn Las Vegas Capital Corp
6.63%, 12/ 1/2014	563	515

		1,593

Casino Services (0.07%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (c)	347	291

Cellular Telecommunications (1.05%)
Cricket Communications Inc
9.38%, 11/ 1/2014	370	356
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012	625	685
Nextel Communications Inc
5.95%, 3/15/2014	560	449
Rogers Wireless Inc
7.25%, 12/15/2012	700	741
8.00%, 12/15/2012	235	243
6.38%, 3/ 1/2014	630	631
US Unwired Inc
10.00%, 6/15/2012	275	281
VIP Finance Ireland Ltd for OJSC Vimpel
9.13%, 4/30/2018 (b)(c)	100	98
Vodafone Group PLC
3.12%, 6/15/201l (e)	415	403
2.92%, 2/27/2012 (e)(f)	800	772

		4,659

Chemicals — Diversified (0.23%)
Huntsman LLC
11.50%, 7/15/2012	700	726

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Chemicals — Diversified (continued)
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (c)	$100	$101
Reichhold Industries Inc
9.00%, 8/15/2014 (c)	175	175

		1,002

Chemicals — Specialty (0.14%)
Hercules Inc
6.75%, 10/15/2029	225	218
Nalco Co
7.75%, 11/15/2011	280	280
NewMarket Corp
7.13%, 12/15/2016	125	124

		622

Coatings & Paint (0.04%)
Valspar Corp
5.63%, 5/ 1/2012	195	192

Commercial Banks (2.08%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)	700	617
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)	325	219
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)	350	302
Glitnir Banki HF
2.87%, 10/15/2008 (c)(e)	350	348
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)	850	841
KeyBank NA
2.93%, 11/ 3/2009 (b)(e)	1,000	970
Lloyds TSB Group PLC
6.27%, 11/29/2049 (c)(e)	530	423
M&I Marshall & Ilsley Bank
2.95%, 12/ 4/2012 (e)(f)	1,100	930
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/2018 (b)(c)	370	363
Societe Generale
5.92%, 4/29/2049 (c)(e)	1,740	1,479
US Bank NA/Cincinnati OH
4.95%, 10/30/2014	700	690
Wachovia Bank NA
7.80%, 8/18/2010	1,025	1,080
Wachovia Bank NA/Charlotte NC
6.00%, 11/15/2017	270	252
Woori Bank
6.13%, 5/ 3/2016 (c)(e)	355	344
6.21%, 5/ 2/2037 (e)	445	363

		9,221

Commercial Services (0.27%)
ARAMARK Corp
6.37%, 2/ 1/2015 (e)	250	234
Iron Mountain Inc
8.25%, 7/ 1/2011	415	414
8.63%, 4/ 1/2013	150	151
6.63%, 1/ 1/2016	200	187
8.00%, 6/15/2020	235	231

		1,217

Computer Services (0.08%)
Sungard Data Systems Inc
9.13%, 8/15/2013	350	353

Computers — Integrated Systems (0.25%)
NCR Corp
7.13%, 6/15/2009	1,075	1,090

Computers — Memory Devices (0.09%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011	100	97
6.80%, 10/ 1/2016	330	301

		398

Consumer Products — Miscellaneous (0.12%)
Blyth Inc
5.50%, 11/ 1/2013	150	124
Clorox Co
5.00%, 3/ 1/2013	300	295
Jarden Corp
7.50%, 5/ 1/2017	150	131

		550

Containers — Metal & Glass (0.06%)
Impress Holdings BV
5.84%, 9/15/2013 (c)(e)	200	182
Vitro SAB de CV
9.13%, 2/ 1/2017	100	79

		261

Containers — Paper & Plastic (0.04%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014	100	89
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012	85	74

		163

Credit Card Asset Backed Securities (2.73%)
American Express Credit Account Master Trust
2.70%, 8/15/2011 (c)(e)	360	356
2.72%, 9/15/201l (e)	1,235	1,227
Arran Master Trust
2.65%, 12/15/2010 (e)	875	859
BA Credit Card Trust
3.07%, 3/15/2012 (e)	850	838
Bank One Issuance Trust
2.79%, 3/15/2012 (e)	1,000	987
2.66%, 6/15/2012 (e)	825	822

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Credit Card Asset Backed Securities (continued)
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (c)	$540	$532
Chase Credit Card Master Trust
2.80%, 1/17/201l(e)(f)	1,125	1,124
2.82%, 2/15/201l(e)	1,000	999
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	450	451
Citibank Credit Card Master Trust I
2.99%, 3/10/201l(e)	575	570
Discover Card Master Trust
5.65%, 3/16/2020	462	449
First USA Credit Card Master Trust
2.84%, 4/18/201l(e)(f)	1,250	1,250
Providian Gateway Master Trust
2.83%, 7/15/201l (c)(e)	850	850
Providian Master Note Trust
5.10%, 11/15/2012 (c)	800	783

		12,097

Data Processing & Management (0.41%)
Fidelity National Information Services
4.75%, 9/15/2008	780	757
First Data Corp
9.88%, 9/24/2015 (c)	445	387
Fiserv Inc
6.13%, 11/20/2012	655	658

		1,802

Dialysis Centers (0.06%)
DaVita Inc
6.63%, 3/15/2013	275	264

Distribution & Wholesale (0.04%)
Wesco Distribution Inc
7.50%, 10/15/2017	175	158

Diversified Financial Services (0.31%)
General Electric Capital Corp
6.38%, 11/15/2067 (e)	900	851
TNK-BP Finance SA
7.50%, 3/13/2013 (c)	270	266
6.63%, 3/20/2017 (c)	300	266

		1,383

Diversified Manufacturing Operations (0.25%)
SPX Corp
7.63%, 12/15/2014 (c)	200	203
Tyco Electronics Group SA
6.55%, 10/1/2017	875	883

		1,086

Diversified Operations (0.30%)
Capmark Financial Group Inc
3.37%, 5/10/2010 (e)	650	501
Leucadia National Corp
7.13%, 3/15/2017	325	310
Noble Group Ltd
8.50%, 5/30/2013 (c)	400	394
Susser Holdings LLC
10.63%, 12/15/2013	125	127

		1,332

Drug Delivery Systems (0.11%)
Hospira Inc
3.28%, 3/30/2010 (e)(f)	500	485

Electric — Generation (0.46%)
AES Corp/The
8.75%, 5/15/2013 (c)	175	182
CE Casecnan Water & Energy
11.95%, 11/15/2010	44	45
CE Generation LLC
7.42%, 12/15/2018	161	161
Edison Mission Energy
7.20%, 5/15/2019	525	490
Elwood Energy LLC
8.16%, 7/ 5/2026	74	71
Indiantown Cogeneration LP
9.26%, 12/15/2010	365	382
Korea East-West Power Co Ltd
4.88%, 4/2l/2011 (c)	105	104
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (c)	470	450
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)	174	174

		2,059

Electric — Integrated (1.98%)
Arizona Public Service Co
6.38%, 10/15/2011	200	201
6.50%, 3/ 1/2012	715	721
5.80%, 6/30/2014	195	185
6.25%, 8/ 1/2016	370	353
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016	255	246
Commonwealth Edison Co
6.15%, 3/15/2012	270	276
4.70%, 4/15/2015	520	483
Entergy Gulf States Inc
3.43%, 12/ 8/2008 (c)(e)	140	140
Georgia Power Co
2.90%, 2/17/2009 (e)	1,050	1,049
Mirant Americas Generation LLC
8.30%, 5/ 1/2011	200	207
Oncor Electric Delivery Co
6.38%, 5/ 1/2012	655	664
Public Service Co of Oklahoma
6.63%, 11/15/2037	690	651

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Sierra Pacific Power Co
6.25%, 4/15/2012	$700	$717
Southern California Edison Co
2.95%, 2/ 2/2009 (e)(f)	740	735
TECO Energy Inc
4.87%, 5/ 1/2010 (e)	650	648
Texas Competitive Electric Holdings Co
10.25%, 11/ 1/2015 (c)	1,045	1,024
Transelec SA
7.88%, 4/15/2011	130	140
Union Electric Co
4.65%, 10/ 1/2013	350	333

		8,773

Electronic Components — Miscellaneous (0.35%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012	225	220
Flextronics International Ltd
6.50%, 5/15/2013	360	344
Jabil Circuit Inc
5.88%, 7/15/2010	500	488
NXP BV/NXP Funding LLC
5.46%, 10/15/2013 (e)	175	154
9.50%, 10/15/2015 (b)	375	326

		1,532

Electronic Components — Semiconductors (0.07%)
Freescale Semiconductor Inc
8.88%, 12/15/2014	205	167
9.13%, 12/15/2014	200	155

		322

Electronic Connectors (0.23%)
Thomas & Betts Corp
7.25%, 6/ 1/2013	1,000	1,018

Electronics — Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012	300	303

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	180	179

Fiduciary Banks (0.12%)
Bank of New York Mellon Corp/The
4.50%, 4/ 1/2013	545	531

Finance — Auto Loans (0.44%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009	100	95
7.38%, 10/28/2009	125	114
4.28%, 1/15/2010 (e)	190	167
9.75%, 9/15/2010 (e)	150	131
9.88%, 8/10/2011	375	316
5.46%, 1/13/2012 (e)	250	178
7.80%, 6/ 1/2012	185	143
GMAC LLC
3.95%, 9/23/2008 (e)	175	172
6.88%, 9/15/2011	325	234
6.00%, 12/15/2011	215	148
6.63%, 5/15/2012	345	237

		1,935

Finance — Commercial (0.49%)
CIT Group Inc
3.14%, 4/27/2011 (e)(f)	900	743
2.94%, 2/13/2012 (e)	325	259
Textron Financial Corp
2.77%, 2/25/2011 (e)(f)	1,000	947
6.00%, 2/15/2067 (c)(e)	300	239

		2,188

Finance — Consumer Loans (0.98%)
American General Finance Corp
3.00%, 8/17/2011 (e)(f)	500	461
6.90%, 12/15/2017	1,000	872
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	160	128
HSBC Finance Corp
4.13%, 12/15/2008	300	300
3.00%, 11/16/2009 (e)	925	912
4.13%, 11/16/2009 (g)	475	472
7.00%, 5/15/2012	150	155
4.75%, 7/15/2013	230	220
John Deere Capital Corp
3.00%, 10/16/2009 (e)	260	259
SLM Corp
3.08%, 7/26/2010 (e)(f)	650	577

		4,356

Finance — Credit Card (0.41%)
American Express Credit Corp
5.88%, 5/ 2/2013	730	726
Capital One Bank USA NA
5.00%, 6/15/2009	555	554
6.50%, 6/13/2013	560	548

		1,828

Finance — Investment Banker & Broker (4.76%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015	640	599
Citigroup Inc
5.30%, 10/17/2012	500	488
8.40%, 4/29/2049	910	865
Credit Suisse USA Inc
2.95%, 1/15/2010 (e)	550	544

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Goldman Sachs Group Inc/The
2.88%, 3/ 2/2010 (e)(f)	$600	$589
2.96%, 2/ 6/2012 (e)	500	475
6.45%, 5/ 1/2036	300	267
Jefferies Group Inc
6.45%, 6/ 8/2027	860	670
JPMorgan Chase & Co
6.75%, 2/ 1/2011	440	457
5.25%, 5/ 1/2015	1,665	1,614
6.40%, 5/15/2038	650	603
7.90%, 4/29/2049 (e)	1,545	1,449
Lazard Group
7.13%, 5/15/2015	1,775	1,659
6.85%, 6/15/2017	350	309
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	395	258
Lehman Brothers Holdings Inc
2.97%, 11/10/2009 (e)	550	524
2.78%, 5/25/2010 (e)	800	741
5.63%, 1/24/2013	800	757
6.20%, 9/26/2014	325	310
6.50%, 7/19/2017	450	416
6.88%, 5/ 2/2018	890	862
7.50%, 5/11/2038	345	320
Merrill Lynch & Co Inc
3.03%, 2/ 6/2009 (e)	925	912
3.00%, 2/ 5/2010 (e)	400	381
3.07%, 11/ 1/2011 (e)(f)	875	791
2.90%, 6/ 5/2012 (e)(f)	400	355
5.45%, 2/ 5/2013	130	123
6.15%, 4/25/2013	500	485
6.22%, 9/15/2026	100	83
7.75%, 5/14/2038	835	783
Morgan Stanley
2.99%, 1/15/2010 (e)	1,325	1,297
2.98%, 1/18/2011 (e)	875	832
6.75%, 4/15/2011	240	246

		21,064

Finance — Leasing Company (0.22%)
International Lease Finance Corp
3.11%, 1/15/2010 (e)	550	517
5.65%, 6/ 1/2014	535	465

		982

Finance — Mortgage Loan/Banker (0.40%)
Countrywide Financial Corp
3.08%, 12/19/2008 (e)	1,085	1,058
5.80%, 6/ 7/2012	400	378
6.25%, 5/15/2016 (b)	355	316

		1,752

Finance — Other Services (0.21%)
American Real Estate Partners LP/Finance Corp
8.13%, 6/ 1/2012	175	168
7.13%, 2/15/2013	200	181
NYSE Euronext
4.80%, 6/28/2013	590	582

		931

Financial Guarantee Insurance (0.07%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	225	36
MBIA Insurance Corp
14.00%, 1/15/2033 (b)(c)(e)	240	99
MGIC Investment Corp
5.63%, 9/15/2011	190	165

		300

Food — Miscellaneous/Diversified (0.31%)
Corn Products International Inc
8.45%, 8/15/2009	290	301
General Mills Inc
3.04%, 1/22/2010 (e)(f)	800	790
Kraft Foods Inc
3.22%, 8/11/2010 (e)	300	294

		1,385

Food -Retail (0.17%)
Ingles Markets Inc
8.88%, 12/ 1/2011	225	228
Safeway Inc
3.16%, 3/27/2009 (e)	525	521

		749

Forestry (0.28%)
Weyerhaeuser Co
6.75%, 3/15/2012	220	227
7.50%, 3/ 1/2013	1,000	1,035

		1,262

Gas — Distribution (0.25%)
Sempra Energy
4.75%, 5/15/2009	250	251
Southern California Gas Co
2.85%, 12/ 1/2009 (e)	600	595
Southern Union Co
6.15%, 8/16/2008	260	260

		1,106

Home Equity — Other (2.79%)
American Home Mortgage Investment Trust
2.67%, 11/25/2030 (e)(f)	727	347
Bear Stearns Asset Backed Securities Trust
3.08%, 3/25/2034 (e)	460	406
2.64%, 8/25/2036 (e)(f)	1,530	1,298
Citigroup Mortgage Loan Trust Inc
2.60%, 1/25/2036 (e)(f)	16	16

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)	$625	$351
First NLC Trust
2.78%, 9/25/2035 (e)	1,125	1,097
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	940	691
5.81%, 10/25/2036	325	170
GSAA Trust
2.62%, 4/25/2047 (e)	1,527	1,212
IXIS Real Estate Capital Trust
2.74%, 9/25/2035 (e)(f)	65	64
Morgan Stanley Home Equity Loans
2.65%, 2/25/2036 (e)	1,870	1,820
New Century Home Equity Loan Trust
2.77%, 3/25/2035 (e)	25	21
Option One Mortgage Loan Trust
3.53%, 5/25/2034 (e)	485	390
2.93%, 3/25/2037 (e)	825	121
Residential Asset Securities Corp
3.63%, 3/25/2035 (e)	114	82
2.68%, 5/25/2035 (e)	16	15
2.63%, 9/25/2036 (e)	750	604
Saxon Asset Securities Trust
4.18%, 3/25/2035 (e)	540	406
Soundview Home Equity Loan Trust
2.57%, 7/25/2036 (e)(f)	726	713
Specialty Underwriting & Residential Finance
2.99%, 2/25/2035 (e)	274	237
2.71%, 3/25/2036 (e)	102	101
WAMU Asset-Backed Certificates
2.65%, 5/25/2037 (e)	795	588
2.65%, 7/25/2047 (e)(f)	2,000	1,260
Wells Fargo Home Equity Trust
2.77%, 10/25/2035 (c)(e)(f)	413	360

		12,370

Home Equity — Sequential (0.24%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	750	525
5.51%, 8/25/2036	630	525

		1,050

Independent Power Producer (0.08%)
NRG Energy Inc
7.25%, 2/ 1/2014	350	334

Insurance Brokers (0.10%)
Willis North America Inc
6.20%, 3/28/2017	485	429

Investment Companies (0.22%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)	600	602
Xstrata Finance Dubai Ltd
3.04%, 11/13/2009 (c)(e)	400	391

		993

Investment Management & Advisory Services (0.18%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (e)	925	780

Life & Health Insurance (0.77%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)	1,010	904
Hartford Life Global Funding Trusts
2.95%, 9/15/2009 (e)	950	950
Lincoln National Corp
5.65%, 8/27/2012	200	198
6.05%, 4/20/2067 (e)	260	219
New York Life Global Funding
4.65%, 5/ 9/2013 (c)	625	620
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	210	208
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)(h)	600	90
Unum Group
5.86%, 5/15/2009	205	207

		3,396

Machinery — General Industry (0.03%)
Stewart & Stevenson LLC
10.00%, 7/15/2014	150	148

Machinery — Material Handling (0.05%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013	225	232

Medical — Drugs (0.15%)
Angiotech Pharmaceuticals Inc
6.43%, 12/ 1/2013 (e)	440	383
Elan Finance PLC/Elan Finance Corp
6.81%, 12/ 1/2013 (e)	325	299

		682

Medical — HMO (1.14%)
Centene Corp
7.25%, 4/ 1/2014	175	165
Coventry Health Care Inc
5.88%, 1/15/2012	605	584
6.30%, 8/15/2014	550	518
5.95%, 3/15/2017	295	257
Health Net Inc
6.38%, 6/ 1/2017	390	335
Humana Inc
7.20%, 6/15/2018	785	778
UnitedHealth Group Inc
5.50%, 11/15/2012	975	957
4.88%, 2/15/2013	440	426
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — HMO (continued)
UnitedHealth Group Inc (continued)
6.88%, 2/15/2038	$330	$312
WellPoint Inc
5.85%, 1/15/2036	450	387
6.38%, 6/15/2037	360	325

		5,044

Medical — Hospitals (0.09%)
Community Health Systems Inc
8.88%, 7/15/2015	150	151
HCA Inc
9.25%, 11/15/2016	225	232

		383

Medical — Outpatient & Home Medical Care (0.11%)
Select Medical Corp
7.63%, 2/ 1/2015	540	474

Medical — Wholesale Drug Distribution (0.07%)
AmerisourceBergen Corp
5.63%, 9/15/2012	320	318

Medical Instruments (0.15%)
Boston Scientific Corp
6.00%, 6/15/2011	310	303
6.40%, 6/15/2016	400	376

		679

Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017	105	104

Metal — Diversified (0.23%)
Falconbridge Ltd
5.38%, 6/ 1/2015 (b)	135	127
Freeport-McMoRan Copper & Gold Inc
5.88%, 4/ 1/2015 (e)	100	101
8.25%, 4/ 1/2015	475	499
8.38%, 4/ 1/2017	165	174
Xstrata Canada Corp
7.25%, 7/15/2012	120	125

		1,026

Miscellaneous Manufacturers (0.03%)
Trimas Corp
9.88%, 6/15/2012	147	130

Money Center Banks (0.16%)
Comerica Capital Trust II
6.58%, 2/20/2037	445	280
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)	475	408

		688

Mortgage Backed Securities (24.89%)
Adjustable Rate Mortgage Trust
5.10%, 11/25/2035 (e)	400	309
Banc of America Commercial Mortgage Inc
4.86%, 7/10/2043	775	731
4.97%, 7/10/2043	365	285
5.93%, 5/10/2045 (e)	785	767
5.33%, 9/10/2045	930	924
0.20%, 10/10/2045	194,443	657
5.31%, 10/10/2045 (e)	765	755
5.68%, 7/10/2046 (e)	750	694
5.67%, 1/15/2049 (c)(e)	185	111
5.87%, 4/10/2049 (e)	1,000	951
5.84%, 6/10/2049 (e)	1,725	1,631
5.49%, 2/10/2051	1,490	1,384
5.94%, 2/10/2051 (e)	985	938
Banc of America Funding Corp
2.56%, 7/20/2036 (e)(f)	1,244	1,143
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034 (e)	800	788
Bear Stearns Adjustable Rate Mortgage Trust
3.57%, 6/25/2034 (e)	295	292
Bear Stearns Alt-A Trust
2.64%, 11/25/2036 (e)(f)	281	158
2.65%, 4/25/2037 (e)(f)	913	457
Bear Stearns Asset Backed Securities Trust
2.71%, 4/25/2036 (e)(f)	1,207	1,097
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	391	405
0.63%, 5/11/2039 (c)(e)	2,442	31
3.24%, 2/11/2041	76	75
Bear Stearns Mortgage Funding Trust
2.69%, 7/25/2036 (e)(f)	1,990	1,510
Bella Vista Mortgage Trust
2.73%, 5/20/2045 (e)	228	177
Chase Commercial Mortgage Securities Corp
7.63%, 7/15/2032	900	939
7.32%, 10/15/2032	840	869
Chase Mortgage Finance Corp
5.44%, 3/25/2037 (e)	1,300	1,254
Citigroup Commercial Mortgage Trust
0.71%, 10/15/2049 (e)	13,441	295
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.62%, 10/15/2048 (e)	22,366	419
0.52%, 12/11/2049 (e)	19,035	278
Commercial Mortgage Load Trust
6.22%, 9/10/2017 (e)	470	456
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (e)	400	318
0.06%, 12/10/2046 (c)(e)	12,156	123
5.25%, 12/10/2046	685	673
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through Certificates (continued)
6.01%, 12/10/2049 (e)	$1,120	$811
Countrywide Alternative Loan Trust
4.84%, 7/20/2035 (e)	278	188
2.65%, 6/25/2036 (e)(f)	1,850	940
2.54%, 11/25/2036 (e)	503	493
2.75%, 7/25/2046 (e)	282	154
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (e)	1,100	1,061
2.68%, 4/25/2046 (e)(f)	1,114	795
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)	615	603
0.78%, 9/15/2039	14,629	350
6.00%, 9/15/2039 (e)	1,350	1,080
0.11%, 12/15/2039	4,081	57
0.87%, 12/15/2039 (e)	17,779	494
5.69%, 9/15/2040 (e)	600	566
5.87%, 9/15/2040	900	821
6.43%, 2/15/2041 (c)(e)	525	490
CS First Boston Mortgage Securities Corp
1.29%, 3/15/2036 (c)(e)	2,463	45
0.58%, 5/15/2036 (c)(e)	3,821	31
0.77%, 7/15/2036 (c)(e)	4,556	61
0.22%, 11/15/2037 (c)(e)	7,392	126
8.00%, 9/15/2041 (e)	160	166
CW Capital Cobalt Ltd
5.17%, 8/15/2048	1,020	1,000
Deutsche ALT-A Securities Inc Alternate
2.66%, 4/25/2036 (e)(f)	1,500	812
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032	171	175
Downey Savings & Loan Association Mortgage Loan Trust
2.74%, 4/19/2047 (e)(f)	1,036	563
Fannie Mae
2.78%, 2/25/2018 (e)	308	309
2.73%, 11/25/2022 (e)	316	314
2.68%, 1/25/2023 (e)	456	453
2.78%, 2/25/2032 (e)	508	503
2.73%, 3/25/2035 (e)	424	416
6.50%, 2/25/2047	340	356
Fannie Mae Whole Loan
2.68%, 5/25/2035 (e)	544	514
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	275	289
Freddie Mac
2.92%, 6/15/2023 (e)	406	404
5.50%, 9/15/2031 (e)	950	943
GE Capital Commercial Mortgage Corp
0.40%, 5/10/2014	30,759	306
5.61%, 4/10/2017 (e)	1,420	1,278
0.72%, 3/10/2040 (c)(e)	7,156	94
4.98%, 5/10/2043	1,580	1,502
5.51%, 11/10/2045 (e)	2,500	2,426
Ginnie Mae
4.51%, 10/16/2028 (e)	611	611
3.96%, 6/16/2031	738	726
1.10%, 2/16/2047 (e)	5,858	305
0.85%, 3/16/2047 (e)	5,198	286
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (c)(e)	3,562	67
Greenpoint Mortgage Funding Trust
2.75%, 6/25/2045 (e)	247	194
2.78%, 6/25/2045 (e)	230	152
2.79%, 10/25/2045 (e)(f)	288	228
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	275	246
0.44%, 6/10/2036 (c)(e)	27,014	206
6.11%, 7/10/2038 (e)	660	625
0.51%, 3/10/2039 (c)(e)	13,458	243
5.74%, 12/10/2049	665	629
GS Mortgage Securities Corp II
0.85%, 11/10/2039 (c)	7,455	241
5.56%, 11/10/2039 (e)	1,330	1,273
5.99%, 8/10/2045 (e)	150	143
5.99%, 8/10/2045 (e)	720	659
GSR Mortgage Loan Trust
2.66%, 12/25/2035 (e)	131	128
2.74%, 8/25/2046 (e)(f)	1,595	830
Harborview Mortgage Loan Trust
2.72%, 3/19/2037 (e)(f)	718	505
Homebanc Mortgage Trust
2.82%, 1/25/2036 (e)(f)	1,545	1,169
Impac CMB Trust
3.48%, 10/25/2033 (e)	106	77
3.46%, 10/25/2034 (e)	351	263
3.24%, 1/25/2035 (e)	156	129
2.79%, 4/25/2035 (e)	140	85
2.91%, 4/25/2035 (e)	156	82
2.78%, 8/25/2035 (e)	248	158
Impac Secured Assets CMN Owner Trust
2.64%, 3/25/2037 (e)	1,660	823
Indymac Index Mortgage Loan Trust
2.71%, 4/25/2035 (e)	197	155
2.81%, 4/25/2035 (e)	167	104
2.66%, 1/25/2037 (e)(f)	1,620	867
2.72%, 6/25/2037 (e)	1,294	966
JP Morgan Alternative Loan Trust
2.63%, 3/25/2037 (e)	1,425	722
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities
0.70%, 10/12/2035 (c)(e)	$4,485	$133
5.02%, 1/12/2037	150	131
5.29%, 9/12/2037 (e)	275	216
1.27%, 1/12/2039 (c)(e)	3,318	78
5.63%, 6/12/2041 (e)	775	706
0.29%, 1/15/2042 (c)(e)	7,660	107
4.78%, 7/15/2042	830	766
5.59%, 5/12/2045 (e)	540	495
5.44%, 5/15/2045 (e)	930	844
5.30%, 5/15/2047 (e)	1,025	1,007
6.01%, 6/15/2049 (e)	335	306
6.20%, 2/12/2051 (c)	550	409
6.30%, 2/12/2051 (e)	700	571
JP Morgan Mortgage Trust
5.30%, 7/25/2035	436	425
4.95%, 11/25/2035 (e)	1,100	1,060
5.29%, 4/25/2036 (e)	306	304
5.82%, 6/25/2036 (e)	619	607
5.82%, 6/25/2036 (e)	340	290
5.97%, 6/25/2036 (e)	228	222
5.94%, 8/25/2036 (e)	1,575	1,375
6.00%, 8/25/2036 (e)	520	492
5.56%, 10/25/2036 (e)	1,685	1,460
5.70%, 4/25/2037 (e)	550	503
5.70%, 4/25/2037 (e)	540	499
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032	612	617
0.81%, 3/15/2034 (c)(e)	1,694	9
0.49%, 3/15/2036 (c)(e)	2,766	62
1.22%, 3/15/2036 (c)(e)	2,117	40
0.84%, 8/15/2036 (c)(e)	3,519	43
5.41%, 9/15/2039 (e)	235	213
0.68%, 2/15/2040 (e)	23,401	616
5.46%, 2/15/2040 (e)	2,098	1,868
5.48%, 2/15/2040	650	511
5.56%, 2/15/2040 (e)	1,075	845
5.86%, 7/15/2040 (e)	990	945
6.45%, 7/17/2040 (e)	675	506
6.15%, 4/15/2041 (e)	570	462
5.87%, 9/15/2045 (e)	500	477
6.46%, 9/15/2045 (e)	440	332
Lehman XS Trust
2.70%, 6/25/2047 (e)	1,886	1,438
Merrill Lynch Alternative Note Asset Trust
2.69%, 4/25/2037 (e)	1,550	812
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	830	774
5.80%, 5/12/2039 (e)	795	795
0.53%, 2/12/2042 (e)	13,307	148
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)	735	667
0.73%, 8/12/2048 (e)	8,131	251
0.10%, 12/12/2049 (c)(e)	7,045	85
5.11%, 12/12/2049 (e)	795	778
5.39%, 12/12/2049 (c)(e)	435	297
5.94%, 6/12/2050 (e)	1,120	811
Morgan Stanley Capital I
7.11%, 4/15/2033	97	99
1.19%, 1/13/2041 (c)(e)	2,307	58
2.70%, 5/24/2043 (c)(e)(f)	1,200	1,155
0.07%, 12/15/2043 (c)(e)	8,642	95
5.36%, 3/15/2044 (e)	1,500	1,387
2.86%, 8/25/2046 (e)(f)(h)	1,500	450
5.81%, 4/12/2049 (e)	750	708
5.81%, 4/12/2049	720	514
Morgan Stanley Dean Witter Capital I
0.91%, 4/15/2034 (c)(e)	2,909	15
Nomura Asset Acceptance Corp
2.83%, 2/25/2035 (e)	97	71
Residential Accredit Loans Inc
2.63%, 2/25/2037 (e)	699	445
2.67%, 7/25/2037 (e)(f)	728	539
2.63%, 2/25/2047 (e)(f)	1,839	1,311
Sequoia Mortgage Trust
2.71%, 2/20/2035 (e)	192	163
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (e)	1,126	1,117
3.18%, 8/25/2034 (e)	687	300
2.73%, 3/25/2035 (e)	40	35
5.25%, 12/25/2035	380	315
5.25%, 2/25/2036 (e)	527	486
2.67%, 7/25/2037 (e)(f)	1,320	796
Structured Asset Mortgage Investments I
2.71%, 5/25/2045 (e)	1,504	1,155
Structured Asset Securities Corp
5.50%, 6/25/2036 (e)	1,000	823
Wachovia Bank Commercial Mortgage Trust
0.53%, 11/15/2035 (c)	15,080	121
0.60%, 10/15/2041 (c)(e)	16,101	183
0.43%, 3/15/2042 (c)(e)	25,593	214
4.94%, 4/15/2042	1,300	1,232
5.25%, 12/15/2043	695	675
5.34%, 12/15/2043 (e)	1,750	1,616
5.48%, 12/15/2043	205	145
5.60%, 12/15/2043	540	341
4.52%, 5/15/2044	650	642
5.80%, 7/15/2045	1,000	930
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
5.82%, 5/15/2046 (e)	$760	$688
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (c)	308	302
WaMu Mortgage Pass Through Certificates
3.12%, 12/25/2027 (e)	529	459
3.80%, 6/25/2034 (e)	745	736
4.68%, 5/25/2035 (e)	260	254
5.70%, 6/25/2037 (e)	449	416
2.86%, 7/25/2044 (e)	151	144
2.79%, 1/25/2045 (e)	196	152
3.01%, 1/25/2045 (e)	490	224
2.71%, 4/25/2045 (e)	107	84
2.75%, 4/25/2045 (e)	107	69
2.77%, 7/25/2045 (e)	261	210
2.73%, 11/25/2045 (e)	149	139
2.86%, 11/25/2045 (e)(f)	954	902
Washington Mutual Alternative Mortgage
2.73%, 2/25/2036 (e)	269	193
2.76%, 6/25/2046 (e)(f)	1,524	625
2.66%, 1/25/2047 (e)	1,036	551
Wells Fargo Mortgage Backed Securities
2.78%, 1/25/2034 (e)	206	203
4.21%, 3/25/2035 (e)	527	512

		110,187

Multi-Line Insurance (0.80%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)	275	250
American International Group Inc
5.85%, 1/16/2018	350	328
AXA SA
6.46%, 12/31/2049 (c)(e)	175	140
CNA Financial Corp
6.00%, 8/15/2011	375	377
Genworth Financial Inc
6.15%, 11/15/2066 (e)	470	369
ING Groep NV
5.78%, 12/ 8/2035	925	768
Metropolitan Life Global Funding I
2.76%, 5/17/2010 (c)(e)	1,125	1,109
XL Capital Ltd
6.50%, 12/31/2049 (e)	300	202

		3,543

Multimedia (0.89%)
News America Inc
6.65%, 11/15/2037	1,200	1,172
Quebecor Media Inc
7.75%, 3/15/2016	300	279
Thomson Reuters Corp
5.95%, 7/15/2013	275	276
Time Warner Inc
2.91%, 11/13/2009 (e)(f)	825	802
Viacom Inc
3.13%, 6/16/2009 (e)	700	693
5.75%, 4/30/2011	225	225
Vivendi
5.75%, 4/ 4/2013 (c)	500	494

		3,941

Music (0.05%)
WMG Acquisition Corp
7.38%, 4/15/2014	290	241

Mutual Insurance (0.12%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)	375	316
10.75%, 6/15/2058 (c)(e)	220	211

		527

Non-Hazardous Waste Disposal (0.12%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)	315	316
WCA Waste Corp
9.25%, 6/15/2014	200	201

		517

Office Automation & Equipment (0.12%)
Xerox Corp
5.50%, 5/15/2012	325	321
6.40%, 3/15/2016	200	200

		521

Office Furnishings — Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011	210	213

Oil — Field Services (0.09%)
Helix Energy Solutions Group Inc
9.50%, 1/15/2016 (c)	125	128
Key Energy Services Inc
8.38%, 12/ 1/2014 (c)	250	255

		383

Oil Company — Exploration & Production (1.26%)
Anadarko Petroleum Corp
3.18%, 9/15/2009 (e)	1,200	1,186
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	265	266
6.75%, 2/ 1/2039	300	301
Chesapeake Energy Corp
7.63%, 7/15/2013	510	511
7.25%, 12/15/2018	215	209
Citic Resources Finance Ltd
6.75%, 5/15/2014 (c)	300	280
Denbury Resources Inc
7.50%, 12/15/2015	160	159
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
Forest Oil Corp
7.25%, 6/15/2019 (c)	$150	$144
KCS Energy Inc
7.13%, 4/ 1/2012	150	144
Marathon Oil Canada Corp
8.38%, 5/ 1/2012	290	316
Newfield Exploration Co
6.63%, 9/ 1/2014	100	94
Nexen Inc
5.05%, 11/20/2013	40	39
6.40%, 5/15/2037	330	313
PetroHawk Energy Corp
9.13%, 7/15/2013	160	164
7.88%, 6/ 1/2015 (c)	120	117
Petroleum Development Corp
12.00%, 2/15/2018 (c)	20	21
12.00%, 2/15/2018	140	148
Pioneer Natural Resources Co
6.65%, 3/15/2017	180	169
Plains Exploration & Production Co
7.75%, 6/15/2015	275	277
Quicksilver Resources Inc
7.75%, 8/ 1/2015 (b)	125	124
Southwestern Energy Co
7.50%, 2/ 1/2018 (c)	150	154
Swift Energy Co
7.13%, 6/ 1/2017	475	438

		5,574

Oil Company — Integrated (0.10%)
Petrobras International Finance Co
8.38%, 12/10/2018	260	296
Petronas Capital Ltd
7.88%, 5/22/2022 (c)	125	151

		447

Oil Refining & Marketing (0.34%)
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011	550	560
Tesoro Corp
6.63%, 11/ 1/2015	220	203
Valero Energy Corp
4.75%, 4/ 1/2014	600	578
6.63%, 6/15/2037	185	170

		1,511

Pharmacy Services (0.34%)
Medco Health Solutions Inc
7.25%, 8/15/2013	325	345
7.13%, 3/15/2018	665	691
Omnicare Inc
6.13%, 6/ 1/2013	100	92
6.75%, 12/15/2013	65	61
6.88%, 12/15/2015	325	301

		1,490

Physician Practice Management (0.08%)
US Oncology Inc
9.00%, 8/15/2012	120	119
10.75%, 8/15/2014	240	238

		357

Pipelines (0.85%)
Copano Energy LLC
8.13%, 3/ 1/2016	325	327
7.75%, 6/ 1/2018 (c)	130	127
El Paso Natural Gas Co
7.50%, 11/15/2026	309	314
Enbridge Energy Partners LP
4.00%, 1/15/2009	105	104
7.50%, 4/15/2038 (b)(c)	500	522
Energy Transfer Partners LP
7.50%, 7/ 1/2038	325	335
Holly Energy Partners LP
6.25%, 3/ 1/2015	150	136
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.50%, 7/15/2016	200	203
8.75%, 4/15/2018 (c)	60	61
National Fuel Gas Co
5.25%, 3/ 1/2013	190	184
Pacific Energy Partners LP
6.25%, 9/15/2015	795	788
Southern Natural Gas Co
8.00%, 3/ 1/2032	71	77
Targa Resources Partners LP
8.25%, 7/ 1/2016 (c)	165	159
TEPPCO Partners LP
7.63%, 2/15/2012	155	160
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(c)	335	258

		3,755

Printing — Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014	150	126
Sheridan Group Inc/The
10.25%, 8/15/2011	200	184

		310

Private Corrections (0.06%)
Corrections Corp of America
7.50%, 5/ 1/2011	250	251

Property & Casualty Insurance (0.16%)
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017	200	186
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Property & Casualty Insurance (continued)
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)	$300	$258
WR Berkley Corp
6.25%, 2/15/2037	310	260

		704

Publishing — Newspapers (0.04%)
Block Communications Inc
8.25%, 12/15/2015 (c)	175	166

Publishing — Periodicals (0.07%)
Dex Media Inc
8.00%, 11/15/2013	175	128
Idearc Inc
8.00%, 11/15/2016	175	110
Nielsen Finance LLC / Nielsen Finance Corp
10.00%, 8/ 1/2014 (c)	80	82

		320

Quarrying (0.21%)
Compass Minerals International Inc
12.00%, 6/ 1/2013 (a)(e)	134	141
Vulcan Materials Co
4.03%, 12/15/2010 (e)	775	769

		910

Radio (0.05%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014	250	230

Real Estate Operator & Developer (0.13%)
Duke Realty LP
5.63%, 8/15/2011	135	131
Regency Centers LP
8.45%, 9/ 1/2010	180	190
5.88%, 6/15/2017	260	241

		562

Regional Banks (2.61%)
BAC Capital Trust XIII
3.18%, 3/15/2043 (e)	700	528
BAC Capital Trust XIV
5.63%, 3/15/2043 (e)	465	363
Bank of America Corp
2.95%, 8/ 2/2010 (e)	600	589
5.65%, 5/ 1/2018	410	383
8.00%, 12/29/2049 (e)	1,160	1,087
8.13%, 12/29/2049 (e)	750	709
Capital One Financial Corp
2.98%, 9/10/2009 (e)(f)	750	700
5.70%, 9/15/2011	310	295
Keycorp
6.50%, 5/14/2013	335	299
NB Capital Trust
7.83%, 12/15/2026	700	680
PNC Financial Services Group Inc
8.25%, 5/29/2049 (e)	975	973
PNC Funding Corp
3.04%, 1/31/2012 (e)(f)	1,000	941
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (c)(e)	500	497
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)	275	200
Wachovia Corp
5.63%, 12/15/2008	600	600
6.38%, 2/ 1/2009	150	150
5.50%, 5/ 1/2013	400	383
5.75%, 2/ 1/2018	535	487
Wells Fargo & Co
3.12%, 8/15/2008	225	225
2.91%, 8/20/2010 (e)	120	119
Wells Fargo Capital XIII
7.70%, 12/29/2049 (e)	1,360	1,352

		11,560

Reinsurance (0.25%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	480	426
PartnerRe Finance II
6.44%, 12/ 1/2066 (e)	255	203
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017	500	470

		1,099

REITS — Apartments (0.05%)
UDR Inc
6.50%, 6/15/2009	235	237

REITS — Diversified (0.37%)
iStar Financial Inc
3.12%, 9/15/2009 (e)	425	390
3.03%, 3/ 9/2010 (e)	850	720
5.85%, 3/15/2017	670	530

		1,640

REITS — Healthcare (0.40%)
HCP Inc
3.23%, 9/15/2008 (e)(f)	900	895
5.65%, 12/15/2013	525	480
6.00%, 1/30/2017	335	288
Nationwide Health Properties Inc
6.50%, 7/15/2011	115	117

		1,780

REITS — Hotels (0.16%)
Hospitality Properties Trust
6.30%, 6/15/2016	440	389
6.70%, 1/15/2018	350	301

		690

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Office Property (0.25%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	$375	$363
5.70%, 5/ 1/2017	335	285
Highwoods Properties Inc
5.85%, 3/15/2017	245	212
HRPT Properties Trust
3.38%, 3/16/2011(e)	288	265

		1,125

REITS — Regional Malls (0.33%)
Simon Property Group LP
4.60%, 6/15/2010	115	113
5.30%, 5/30/2013	910	895
6.13%, 5/30/2018	455	443

		1,451

REITS — Shopping Centers (0.15%)
Developers Diversified Realty Corp
5.25%, 4/15/2011	705	677

REITS — Warehouse & Industrial (0.28%)
Prologis
2.89%, 8/24/2009 (e)(f)	1,000	973
6.63%, 5/15/2018	260	256

		1,229

Rental — Auto & Equipment (0.79%)
Erac USA Finance Co
3.15%, 4/30/2009 (c)(e)(f)	1,125	1,107
2.90%, 8/28/2009 (c)(e)(f)	375	373
5.90%, 11/15/2015 (c)	675	617
6.38%, 10/15/2017 (c)	700	626
7.00%, 10/15/2037 (c)	700	582
United Rentals North America Inc
6.50%, 2/15/2012	210	189

		3,494

Retail — Automobile (0.05%)
Penske Auto Group Inc
7.75%, 12/15/2016	250	219

Retail — Discount (0.10%)
Wal-Mart Stores Inc
6.50%, 8/15/2037	450	463

Retail — Drug Store (0.29%)
CVS/Caremark Corp
2.98%, 6/ 1/2010 (e)	935	912
Rite Aid Corp
8.13%, 5/ 1/2010	350	354

		1,266

Retail — Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015	175	164
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	225	209
8.25%, 3/ 1/2016 (c)	15	15

		388

Retail — Restaurants (0.10%)
Darden Restaurants Inc
6.20%, 10/15/2017	315	292
Landry’s Restaurants Inc
9.50%, 12/15/2014	175	172

		464

Rubber — Tires (0.02%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011	75	76

Satellite Telecommunications (0.07%)
Intelsat Subsidiary Holding Co Ltd
8.88%, 1/15/2015 (c)	305	297

Savings & Loans — Thrifts (0.20%)
Washington Mutual Inc
3.01%, 1/15/2010 (e)	1,000	874

Schools (0.04%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (c)	175	161

Seismic Data Collection (0.05%)
Cie Generale de Geophysique-Veritas
7.50%, 5/15/2015	200	199

Sovereign (0.09%)
Mexico Government International Bond
3.41%, 1/13/2009 (e)	385	385

Special Purpose Entity (1.27%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)	160	127
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)	525	540
5.20%, 8/15/2015 (c)	575	551
Capital One Capital IV
6.75%, 2/17/2037	270	202
Hawker Beechcraft Acquisition Co LLC
8.50%, 4/ 1/2015	230	232
ING USA Global Funding Trust
3.01%, 10/ 9/2009 (e)	700	697
John Hancock Global Funding II
2.85%, 4/ 3/2009 (c)(e)	950	952
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037	250	214
KAR Holdings Inc
7.24%, 5/ 1/2014	125	104
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)	$365	$306
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	180	184
Rockies Express Pipeline LLC
5.10%, 8/20/2009 (c)(e)	400	400
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)	535	452
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)	400	353
Universal City Development Partners
11.75%, 4/ 1/2010	200	205
Williams Cos Inc Credit Linked Certificates
6.12%, 5/ 1/2009 (c)(e)	120	120

		5,639

Specified Purpose Acquisition (0.08%)
ESI Tractebel Acquisition Corp
7.99%, 12/30/2011	347	353

Steel — Producers (0.65%)
Evraz Group SA
8.88%, 4/24/2013 (c)	200	200
9.50%, 4/24/2018 (c)	525	526
Ispat Inland ULC
9.75%, 4/ 1/2014	800	855
Steel Dynamics Inc
7.38%, 11/ 1/2012 (c)	675	675
6.75%, 4/ 1/2015	180	173
7.75%, 4/15/2016 (c)	100	100
United States Steel Corp
6.05%, 6/ 1/2017	390	364

		2,893

Steel — Specialty (0.05%)
GTL Trade Finance Inc
7.25%, 10/20/2017 (c)(e)	200	201

Steel Pipe & Tube (0.04%)
Mueller Water Products Inc
7.38%, 6/ 1/2017	200	171

Telecommunication Equipment (0.15%)
Lucent Technologies Inc
5.50%, 11/15/2008	310	309
Nortel Networks Ltd
6.96%, 7/15/201l (e)	135	128
10.75%, 7/15/2016 (c)	245	242

		679

Telecommunication Services (0.27%)
Fairpoint Communications Inc
13.13%, 4/ 1/2018 (c)	315	308
MasTec Inc
7.63%, 2/ 1/2017	175	149
Qwest Corp
7.88%, 9/ 1/2011	200	200
Telcordia Technologies Inc
6.46%, 7/15/2012 (c)(e)	400	345
West Corp
9.50%, 10/15/2014	200	180

		1,182

Telephone — Integrated (2.55%)
AT&T Corp
7.30%, 11/15/201l (e)	375	399
AT&T Inc
4.95%, 1/15/2013	2,275	2,267
6.30%, 1/15/2038	550	520
6.40%, 5/15/2038	1,000	957
Deutsche Telekom International Finance
2.98%, 3/23/2009 (e)	700	695
Koninklijke KPN NV
8.00%, 10/ 1/2010	210	222
Level 3 Financing Inc
9.25%, 11/ 1/2014	230	209
Qwest Capital Funding Inc
7.00%, 8/ 3/2009	910	908
Qwest Communications International Inc
6.18%, 2/15/2009 (e)	48	48
7.25%, 2/15/2011	250	242
7.50%, 2/15/2014	85	81
Sprint Nextel Corp
6.00%, 12/ 1/2016	530	456
Telecom Italia Capital SA
3.35%, 2/ 1/2011 (e)	200	192
3.34%, 7/18/2011 (e)(f)	450	429
5.25%, 11/15/2013	1,400	1,323
Telefonica Emisiones SAU
3.10%, 6/19/2009 (e)	450	447
5.98%, 6/20/2011	290	294
3.11%, 2/4/2013 (a)(d)(e)	375	356
5.86%, 2/4/2013 (d)	300	302
Verizon Communications Inc
4.35%, 2/15/2013	700	673
Windstream Corp
8.63%, 8/ 1/2016	280	279

		11,299

Television (0.15%)
Univision Communications Inc
7.85%, 7/15/2011	425	397
Videotron Ltee
6.88%, 1/15/2014	150	145
9.13%, 4/15/2018 (c)	115	120

		662

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Theaters (0.08%)
AMC Entertainment Inc
11.00%, 2/ 1/2016	$200	$198
Cinemark Inc
0.00%, 3/15/2014 (a)(e)	180	171

		369

Tobacco (0.61%)
Philip Morris International Inc
4.88%, 5/16/2013	800	786
6.38%, 5/16/2038	1,335	1,301
Reynolds American Inc
7.25%, 6/ 1/2013	415	429
6.75%, 6/15/2017	200	199

		2,715

Tools — Hand Held (0.14%)
Snap-On Inc
2.84%, 1/12/2010 (e)(f)	625	614

Transport — Rail (0.14%)
CSX Transportation Inc
6.25%, 1/15/2023	500	501
Union Pacific Railroad Co 2003 Pass Through Certificates
4.70%, 1/ 2/2024	109	105

		606

Transport — Services (0.09%)
FedEx Corp
3.50%, 4/ 1/2009	145	145
TGI International Ltd
9.50%, 10/ 3/2017 (c)(d)	235	251

		396

Water (0.15%)
Veolia Environnement
5.25%, 6/ 3/2013	665	664

Wire & Cable Products (0.09%)
Coleman Cable Inc
9.88%, 10/ 1/2012	200	188
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	200	204

		392

TOTAL BONDS		$370,392
| |
SENIOR FLOATING RATE INTERESTS (0.74%)
Auto/Truck Parts & Equipment — Replacement (0.10%)
Allison Transmission Inc, Term Loan B
5.33%, 8/ 7/2014 (e)	498	442

Cellular Telecommunications (0.11%)
Alltel Holdings Corp, Term Loan B
5.23%, 5/31/2015 (e)	498	495

Data Processing & Management (0.16%)
First Data Corporation, Term Loan B1
5.26%, 12/24/2014 (e)	398	366
First Data Corporation, Term Loan B3
5.55%, 9/24/2014 (e)	398	368

		734

Electric — Integrated (0.16%)
Texas Competitive Electric Holdings Company, Term Loan B3
6.26%, 10/10/2014 (e)	746	690

Property & Casualty Insurance (0.10%)
Asurion Corp, Term Loan B
0.00%, 7/ 7/2015 (e)(i)	500	461

Satellite Telecommunications (0.11%)
Telesat Canada Inc, Term Loan B
5.84%, 9/ 1/2014 (e)	459	442
Telesat Canada Inc, Term Loan DD
5.84%, 10/31/2014 (e)	27	26

		468

TOTAL SENIOR FLOATING RATE INTERESTS		$3,290

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (52.31%)
Federal Home Loan Mortgage Corporation (FHLMC) (20.88%)
4.50%, 7/ 1/2023 (j)	2,035	1,966
5.00%, 7/ 1/2023 (j)	2,050	2,024
5.50%, 7/ 1/2023 (j)	1,010	1,015
5.00%, 7/ 1/2038 (j)	17,630	16,892
5.50%, 7/ 1/2038 (j)	29,360	28,920
6.50%, 7/ 1/2038 (j)	1,305	1,345
6.00%, 8/ 1/2038 (j)	19,055	19,186
6.50%, 8/ 1/2038 (j)	4,925	5,060
5.50%, 3/ 1/2009	38	38
6.50%, 4/ 1/2016	40	42
5.00%, 5/1/2018	2,030	2,026
5.50%, 6/ 1/2024	2,250	2,245
6.50%, 3/ 1/2029	38	39
6.50%, 5/ 1/2029	55	57
7.00%, 12/ 1/2029	73	78
7.50%, 4/ 1/2030	38	41
7.00%, 6/ 1/2030	9	10
7.50%, 9/ 1/2030	21	23
8.00%, 9/ 1/2030	92	99
7.00%, 12/ 1/2030	13	14
7.00%, 1/ 1/2031	21	22
7.00%, 1/ 1/2031	6	6
7.00%, 2/ 1/2031	14	14
6.00%, 3/ 1/2031	103	105
7.50%, 3/ 1/2031	98	106
6.00%, 4/ 1/2031	11	11
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 4/ 1/2031	$29	$30
7.00%, 6/ 1/2031	14	15
7.00%, 12/ 1/2031	156	165
6.50%, 2/ 1/2032	62	64
6.50%, 5/ 1/2032	189	196
6.50%, 5/ 1/2032	51	53
6.00%, 6/ 1/2032	322	327
6.00%, 10/ 1/2032	245	249
5.50%, 3/ 1/2033	1,554	1,540
6.50%, 4/ 1/2035	106	110
5.00%, 7/ 1/2035	320	308
5.00%, 10/ 1/2035	637	613
6.00%, 8/ 1/2036	314	318
6.50%, 11/1/2036	722	746
6.50%, 1/ 1/2038	422	435
6.50%, 3/ 1/2038	650	671
6.90%, 2/ 1/2034 (e)	14	14
4.66%, 8/ 1/2035 (e)	352	353
4.98%, 9/ 1/2035 (e)	842	852
6.53%, 7/ 1/2036 (e)	833	853
6.51%, 10/l/2036 (e)	384	396
6.51%, 1/ 1/2037 (e)	588	602
5.64%, 2/ 1/2037 (e)	894	907
5.96%, 2/ 1/2037 (e)	1,196	1,220

		92,421

Federal National Mortgage Association (FNMA) (16.93%)
4.50%, 7/ 1/2023 (j)	5,760	5,566
5.00%, 7/ 1/2023 (j)	5,015	4,959
5.50%, 7/ 1/2023 (j)	1,020	1,027
6.00%, 7/ 1/2023 (j)	2,010	2,060
5.00%, 7/ 1/2038 (j)	16,760	16,063
5.50%, 7/ 1/2038 (j)	11,600	11,433
6.00%, 7/ 1/2038 (j)	12,460	12,569
6.50%, 8/ 1/2038 (j)	2,820	2,895
6.00%, 5/ 1/2009	5	5
6.00%, 7/ 1/2009	27	28
6.00%, 7/ 1/2009	13	13
6.50%, 12/ 1/2010	24	24
5.50%, 6/ 1/2019	177	179
5.50%, 7/ 1/2019	187	189
5.50%, 7/ 1/2019	91	92
5.50%, 8/ 1/2019	43	43
5.50%, 8/ 1/2019	239	243
5.50%, 10/ 1/2019	515	523
5.50%, 10/ 1/2019	318	322
4.50%, 1/ 1/2020	408	398
5.50%, 12/ 1/2022	439	439
6.00%, 5/ 1/2031	40	41
6.50%, 8/ 1/2031	82	85
7.00%, 2/ 1/2032	67	71
6.50%, 3/ 1/2032	51	53
5.50%, 7/ 1/2033	3,240	3,213
4.25%, 6/ 1/2034 (e)	218	218
4.32%, 7/ 1/2034 (e)	112	113
5.43%, 7/ 1/2034 (e)	10	10
4.29%, 12/ 1/2034 (e)	295	297
4.58%, 3/ 1/2035 (e)	333	337
5.00%, 7/ 1/2035	298	287
5.07%, 8/ 1/2035 (e)	736	744
5.72%, 2/ 1/2036 (e)	253	256
5.87%, 3/ 1/2036 (e)	899	919
6.50%, 4/ 1/2036	181	186
6.00%, 5/ 1/2036	233	236
5.78%, 6/ 1/2036 (e)	103	105
6.50%, 8/ 1/2036	307	316
6.50%, 8/ 1/2036	620	640
5.49%, 1/ 1/2037 (e)	2,448	2,481
6.50%, 1/ 1/2037	554	571
5.47%, 3/ 1/2037 (e)	562	561
5.73%, 5/ 1/2037 (e)	838	853
6.19%, 5/1/2037 (e)	841	856
6.50%, 7/ 1/2037	343	353
6.50%, 7/ 1/2037	447	461
6.50%, 11/ 1/2037	679	700
6.50%, 7/ 1/2038	209	215
6.50%, 7/ 1/2038	294	303
6.50%, 3/ 1/2038	259	267
6.50%, 5/ 1/2038	145	149

		74,967

Government National Mortgage Association (GNMA) (2.84%)
5.00%, 7/ 1/2038 (j)	1,855	1,797
5.50%, 7/ 1/2038 (j)	3,115	3,099
5.50%, 8/ 1/2038 (j)	540	536
7.50%, 5/15/2029	67	72
8.00%, 12/15/2030	22	24
7.00%, 3/15/2031	49	52
6.50%, 12/15/2032	1,501	1,559
6.00%, 12/15/2033	156	159
5.00%, 2/15/2034	2,199	2,141
6.50%, 3/20/2028	29	30
6.00%, 1/20/2029	178	181
6.50%, 5/20/2029	23	24
6.00%, 7/20/2029	34	35
5.50%, 12/20/2033	1,178	1,175
5.50%, 5/20/2035	166	165
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
6.00%, 12/20/2036	$1,493	$1,516

		12,565

U.S. Treasury (10.91%)
3.13%, 11/30/2009 (b)	8,000	8,083
3.50%, 2/15/2010 (b)	7,650	7,779
5.00%, 2/15/2011 (b)	3,200	3,379
4.50%, 4/30/2012 (b)	2,975	3,119
4.38%, 8/15/2012 (b)	2,750	2,881
4.25%, 8/15/2013 (b)	5,350	5,582
4.25%, 11/15/2014 (b)	2,550	2,662
8.13%, 8/15/2019	1,600	2,137
6.25%, 8/15/2023 (b)(g)(k)	2,755	3,278
6.00%, 2/15/2026 (b)	6,575	7,700
6.25%, 5/15/2030	1,395	1,717

		48,317

U.S. Treasury Inflation-Indexed Obligations (0.75%)
2.00%, 1/15/2014 (b)	3,110	3,302

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$231,572

SHORT TERM INVESTMENTS (2.60%)

Commercial Paper (2.60%)

Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$5,752	$5,752
Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	5,753	5,753

		11,505

TOTAL SHORT TERM INVESTMENTS		$11,505

REPURCHASE AGREEMENTS (0.63%)

Money Center Banks (0.63%)

Deutsche Bank Repurchase Agreement; 2.30% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $2,850,000; 5.00% - 7.00%; dated 06/15/33 - 06/20/38) (f)	$2,807	$2,807

TOTAL REPURCHASE AGREEMENTS		$2,807

Total Investments		$630,163
Liabilities in Excess of Other Assets, Net — (42.33)%		(187,429)

TOTAL NET ASSETS - 100.00%		$442,734

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $41,252 or 9.32% of net assets.

(d)	Security purchased on a when-issued basis.

(e)	Variable Rate

(f)	Security was purchased with the cash proceeds from securities loans.

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $211 or 0.05% of net assets.

(h)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $540 or 0.12% of net assets.

(i)	This Senior Floating Rate Note will settle after June 30,2008, at which time the interest rate will be determined.

(j)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.

(k)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $341 or 0.08% of net assets.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$3,212
Unrealized Depreciation	(46,708)

Net Unrealized Appreciation (Depreciation)	(43,496)
Cost for federal income tax purposes	673,659
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX NA IG 10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc.. Expires June 2013.	$25,500	$131
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
EuroDollar; December 2008	132	$31,833	$31,950	$117

Sell:
US 10 Year Note; September 2008	64	7,305	7,291	14
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	65.67%
Financial	24.68%
Asset Backed Securities	13.15%
Government	11.79%
Communications	7.52%
Consumer, Non-cyclical	5.39%
Utilities	3.41%
Energy	2.68%
Consumer, Cyclical	2.38%
Industrial	2.27%
Basic Materials	1.83%
Technology	1.18%
Diversified	0.38%
Liabilities in Excess of Other Assets, Net	(42.33%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	8.86%
Credit Default Swaps	0.03%
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.17%)
Advertising Sales (0.05%)
Teleperformance (a)	6,950	$257

Advertising Services (0.05%)
Aegis Group PLC	53,025	114
Taylor Nelson Sofres PLC	31,472	145

		259

Aerospace & Defense (0.55%)
BAE Systems PLC	284,256	2,506
VT Group PLC	18,333	231

		2,737

Aerospace & Defense Equipment (0.24%)
Cobham PLC	298,919	1,178

Agricultural Chemicals (3.50%)
Agruim Inc (b)	24,300	2,620
Incitec Pivot Ltd	21,636	3,837
Potash Corp of Saskatchewan (b)	24,800	5,754
Syngenta AG	5,928	1,928
Yara International ASA	36,500	3,232

		17,371

Agricultural Operations (0.30%)
Golden Agri-Resources Ltd	2,269,000	1,501

Apparel Manufacturers (0.02%)
Benetton Group SpA	8,517	100

Appliances (0.03%)
SEB SA	2,118	124

Applications Software (0.15%)
Infosys Technologies Ltd ADR	12,203	530
NSD CO LTD	5,400	61
SimCorp A/S	750	136

		727

Auto — Car & Light Trucks (1.06%)
Daihatsu Motor Co Ltd	149,000	1,706
Fiat SpA (a)	85,856	1,407
Toyota Motor Corp	45,833	2,163

		5,276

Auto/Truck Parts & Equipment — Original (0.80%)
Denso Corp	59,500	2,045
Hyundai Mobis	5,504	446
Musashi Seimitsu Industry Co Ltd	5,200	119
Tokai Rika Co Ltd	6,500	134
Toyota Boshoku Corp	41,300	1,107
TS Tech Co Ltd	8,600	139

		3,990

Auto/Truck Parts & Equipment — Replacement (0.03%)
Weichai Power Co Ltd (a)	37,000	159

Beverages — Wine & Spirits (0.07%)
Central European Distribution Corp (a)(b)	4,750	352

Bicycle Manufacturing (0.25%)
Shimano Inc	24,700	1,240

Brewery (0.14%)
Cia de Bebidas das Americas ADR	5,079	322
Fomento Economico Mexicano SAB de CV	82,800	377

		699

Building — Heavy Construction (0.84%)
ACS Actividades de Construccion y Servicios SA (a)	43,146	2,168
Trevi Finanziaria SpA	7,507	193
Vinci SA	29,731	1,825

		4,186

Building — Maintenance & Service (0.33%)
Aeon Delight Co Ltd	4,800	98
Babcock International Group	124,118	1,518

		1,616

Building — Residential & Commercial (0.05%)
Desarrolladora Homex SAB de CV ADR (a) (b)	4,487	263

Building & Construction — Miscellaneous (0.44%)
GS Engineering & Construction Corp	2,345	256
Koninklijke Boskalis Westminster NV	27,849	1,493
Murray & Roberts Holdings Ltd	21,949	244
Orascom Construction Industries	3,221	218

		2,211

Building & Construction Products — Miscellaneous (0.05%)
Bauer AG (a)	2,784	268

Building Products — Cement & Aggregate (0.42%)
Adelaide Brighton Ltd	62,126	223
Cemex SAB de CV (b)	58,209	144
Lafarge SA	11,106	1,703

		2,070

Cable TV (0.01%)
SKY Perfect JSAT Holdings Inc	157	64

Casino Hotels (0.14%)
Genting Bhd	296,700	509
Resorts World Bhd	246,330	196

		705

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (2.25%)
America Movil SAB de CV ADR	12,320	$650
China Mobile Ltd	94,785	1,274
Hutchison Telecommunications International Ltd (b)	643,586	913
Mobile Telesystems OJSC ADR	3,395	260
MTN Group Ltd	21,877	348
SK Telecom Co Ltd	820	149
SK Telecom Co Ltd ADR	17,912	372
Vimpel-Communications ADR	17,927	532
Vodafone Group PLC	2,246,762	6,675

		11,173

Chemicals — Diversified (1.75%)
Bayer AG	56,164	4,717
Israel Chemicals Ltd	30,122	702
K+S AG	4,978	2,861
Nippon Synthetic Chemical Industry Co Ltd	28,000	142
Nufarm Ltd	6,972	106
Takasago International Corp	8,377	48
Tessenderlo Chemie NV	2,160	115

		8,691

Chemicals — Plastics (0.04%)
Formosa Plastics Corp	85,000	205

Chemicals — Specialty (0.42%)
SGL Carbon AG (b)	30,070	2,100

Coal (0.70%)
Banpu Public Co Ltd (b)(c)	20,300	328
Bumi Resources Tbk PT	924,000	822
Exxaro Resources Ltd	10,638	196
Fording Canadian Coal Trust (a)(b)	21,100	2,017
Straits Asia Resources Ltd (a)	42,000	109

		3,472

Commercial Banks (13.39%)
Alpha Bank AE	82,191	2,485
Axis Bank Ltd	13,600	191
Banco do Brasil SA	25,600	417
Banco Espirito Santo SA	62,396	974
Banco Santander SA	317,428	5,832
Bangkok Bank Public Co (b)(c)	72,800	261
Bank Leumi Le-Israel BM	89,950	449
Bank of Communications Co Ltd	134,000	157
Bank of Kyoto Ltd/The	118,000	1,232
Bank of Novia Scotia (a)(b)	58,400	2,673
Bank Rakyat Indonesia	446,000	247
BNP Paribas (a)	38,475	3,486
BOC Hong Kong Holdings Ltd	1,045,500	2,769
Canadian Western Bank (a)	9,400	228
Chiba Bank Ltd/The	188,000	1,317
China Construction Bank Corp (a)	613,000	494
China Merchants Bank Co Ltd	129,000	405
Commercial Bank of Qatar (b)	37,429	318
DnB NOR ASA	118,500	1,508
Hang Seng Bank Ltd	150,400	3,173
HSBC Holdings PLC	361,522	5,586

Industrial and Commercial Bank of China (Asia) Ltd	81,000	219
Industrial and Commercial Bank of China Ltd	859,000	587
Intesa Sanpaolo SpA	500,991	2,861
Julius Baer Holding AG	22,264	1,504
Kansai Urban Banking Corp	16,000	40
KBC Groep NV	23,376	2,596
Keiyo Bank Ltd/The	27,000	163
Komercni Banka AS	1,059	246
Kookmin Bank	4,199	248
Korea Exchange Bank	43,540	597
Mitsubishi UFJ Financial Group Inc	261,800	2,320
Musashino Bank Ltd/The	2,499	101
National Bank of Greece SA	64,018	2,885
Nordea Bank AB	161,000	2,221
Oversea-Chinese Banking Corp	353,000	2,120
Powszechna Kasa Oszczednosci Bank Polaki SA	18,708	403
Raiffeisen International Bank Holding AS	13,658	1,745
San-In Godo Bank Ltd/The	10,000	87
Sberank RF GDR (a)(b)(c)	1,166	438
Siam Commercial Bank Public (b)(c)	94,100	218
Standard Chartered PLC	115,284	3,284
Sumitomo Mitsui Financial Group Inc	373	2,807
Suruga Bank Ltd	133,000	1,730
Sydbank A/S	20,200	770
Torinto Dominion Bank (a)(b)	31,300	1,972
Turkiye Garanti Bankasi AS	76,085	175

		66,539

Commercial Services (0.33%)
Aggreko PLC	95,634	1,399
Daiseki Co Ltd	7,500	239

		1,638

Computer Data Security (0.21%)
Gemalto NV (b)	29,260	1,065

Computers (0.80%)
Acer Inc	213,000	420
Asustek Computer Inc	160,000	435
Research in Motion Ltd (b)	26,800	3,146

		4,001

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers — Integrated Systems (0.02%)
Ingenico	3,378	$118

Consulting Services (0.03%)
Bureau Veritas SA	2,591	154

Cosmetics & Toiletries (0.05%)
Oriflame Cosmetics SA	3,850	248

Distribution & Wholesale (0.03%)
Matsuda Sangyo Co Ltd	5,000	125

Diversified Financial Services (0.72%)
First Financial Holding Co Ltd	822,000	902
International Personal Finance	48,730	267
Sampo Oyj	62,847	1,588
SFCG Co Ltd	1,940	231
Shinhan Financial Group Co Ltd	7,790	352
Woori Finance Holdings Co Ltd	15,790	252

		3,592

Diversified Manufacturing Operations (0.23%)
Cookson Group PLC	91,608	1,145

Diversified Minerals (3.36%)
Anglo American PLC	75,736	5,319
BHP Billiton Ltd	51,801	2,170
BHP Billiton PLC	95,257	3,643
Pan Australian Resources Ltd (b)	136,631	134
Straits Resources Ltd	19,840	130
Sumitomo Metal Mining Co Ltd	107,000	1,640
Xstrata PLC	45,685	3,662

		16,698

Diversified Operations (2.19%)
Citic Pacific Ltd	350,400	1,292
GEA Group AG	51,196	1,802
Groupe Bruxelles Lambert SA	14,734	1,754
GS Holdings Corp	4,120	158
Hutchison Whampoa Ltd	193,000	1,945
Mitie Group	66,998	283
Noble Group Ltd	853,200	1,486
Shanghai Industrial Holdings Ltd	58,000	170
Sime Darby Bhd	116,900	331
Wharf Holdings Ltd	393,875	1,649

		10,870

E-Commerce — Services (0.04%)
Dena Co Ltd (a)	33	195

Electric — Generation (0.11%)
CEZ	6,344	563

Electric — Integrated (3.26%)
Atco Ltd (a)	4,400	225
Cia Paranaense de Energia	18,100	366
E.ON AG	35,985	7,257
Enel SpA (a)	295,312	2,808
RWE AG	23,460	2,953
Tenaga Nasional BHD	61,028	152
Unified Energy System OAO (b)(c)	1,600	160
Union Fenosa SA	39,421	2,298

		16,219

Electric Products — Miscellaneous (0.91%)
LG Electronics Inc	3,968	449
Mitsubishi Electric Corp	176,000	1,898
Sharp Corp	120,000	1,954
Vossloh AG	1,816	237

		4,538

Electronic Components — Miscellaneous (1.00%)
AU Optronics Corp	245,000	385
Chemring Group PLC	4,296	203
Hon Hai Precision Industry Co Ltd	43,873	216
Laird PLC	19,166	150
LG Display Co Ltd	5,740	215
NEC Corp	336,000	1,759
Nippon Electric Glass Co Ltd	117,000	2,024

		4,952

Electronic Components — Semiconductors (0.29%)
Samsung Electronics Co Ltd	2,413	1,442

E-Marketing & Information (0.03%)
CyberAgent Inc	116	144

Energy (0.07%)
Centennial Coal Company Ltd (a)	66,175	355

Energy — Alternate Sources (0.50%)
Canadian Solar Inc (a)(b)	3,317	134
Vestas Wind Systems A/S (b)	18,100	2,369

		2,503

Engineering — Research & Development Services (1.01%)
ABB Ltd (b)	161,206	4,586
Manz Automation AG (b)	251	65
Shinko Plantech Co Ltd	13,500	208
WSP Group PLC	15,540	163

		5,022

Enterprise Software & Services (0.41%)
Autonomy Corp PLC (b)	70,852	1,279
Aveva Group PLC	5,399	166
Axon Group PLC	11,637	105
Hitachi Software Engineering Co Ltd	6,300	138
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Enterprise Software & Services (continued)
Temenos Group AG (b)	10,992	$341

		2,029

Entertainment Software (0.26%)
UBISOFT Entertainment (b)	14,874	1,305

Feminine Health Care Products (0.03%)
Hengan International Group Co Ltd (a)	51,000	150

Finance — Investment Banker & Broker (0.68%)
Credit Suisse Group AG	31,512	1,447
Mediobanca SpA	81,240	1,382
Tong Yang Investment Bank	21,747	245
Tullett Prebon PLC	37,151	318

		3,392

Finance — Mortgage Loan/Banker (0.05%)
Housing Development Finance Corp	5,336	244

Finance — Other Services (1.02%)
Grupo Financiero Banorte SAB de CV	64,800	305
ICAP PLC	110,166	1,189
IG Group Holdings PLC	205,026	1,349
Intermediate Capital Group PLC	4,265	115
Man Group PLC	168,448	2,094

		5,052

Food — Catering (0.50%)
Compass Group PLC	327,979	2,479

Food — Dairy Products (0.04%)
Wimm-Bill-Dann Foods ADR (a)	1,780	187

Food — Meat Products (0.02%)
Yonekyu Corp	9,500	114

Food — Miscellaneous/Diversified (2.50%)
East Asiatic Co Ltd A/S	2,675	185
Nestle SA	175,930	7,950
Nutreco Holding NV	6,292	423
Unicharm Petcare Corp	3,800	113
Unilever PLC	132,589	3,774

		12,445

Food — Retail (1.33%)
Casino Guichard Perrachon SA (a)	17,726	2,009
WM Morrison Supermarkets PLC	390,612	2,072
Woolworths Ltd	107,396	2,517

		6,598

Gambling (Non-Hotel) (0.04%)
Paddy Power PLC	6,088	192

Gold Mining (0.56%)
Barrick Gold Corp. (b)	51,600	2,359
Gold Fields Ltd	15,914	202
Red Back Mining Inc (b)	24,865	210

		2,771

Hotels & Motels (0.03%)
Millennium & Copthorne Hotels PLC	20,765	134

Import & Export (2.67%)
ITOCHU Corp	235,000	2,503
Marubeni Corp	196,000	1,637
Mitsubishi Corp	145,800	4,806
Mitsui & Co Ltd	195,000	4,306

		13,252

Industrial Audio & Video Products (0.03%)
EVS Broadcast Equipment SA	1,598	143

Industrial Gases (0.49%)
Air Water Inc	12,000	141
Linde AG	16,244	2,286

		2,427

Instruments — Controls (0.01%)
Rotork Plc	3,049	67

Internet Application Software (0.05%)
Tencent Holdings Ltd (a)	29,400	227

Internet Content — Information & News (0.03%)
Kakaku.com Inc	46	137

Internet Security (0.06%)
Check Point Software Technologies Ltd (b)	13,517	320

Investment Companies (0.42%)
Investor AB	84,400	1,783
Israel Corp Ltd/The (b)	207	321

		2,104

Leisure & Recreation Products (0.43%)
Beneteau SA	3,632	80
Fields Corp	71	125
Sankyo Co Ltd	29,700	1,935

		2,140

Life & Health Insurance (1.26%)
Aviva PLC	221,354	2,209
China Life Insurance Co Ltd	66,000	231
Power Corp Of Canada (a)	58,700	1,797
Prudential PLC	167,045	1,774
Sanlam Ltd	122,144	259

		6,270

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — Construction & Mining (0.56%)
Danieli & Co SpA	3,314	$124
Komatsu Ltd	94,800	2,643

		2,767

Machinery — Electrical (0.07%)
Konecranes Oyj	7,819	324

Machinery — General Industry (1.06%)
Alstom SA (a)	10,681	2,466
Bucher Industries AG	1,006	266
MAN AG	23,065	2,557

		5,289

Machinery Tools & Related Products (0.07%)
Gildemeister AG	7,376	209
Meyer Burger Technology AG (b)	412	124

		333

Medical — Biomedical/Gene (0.33%)
CSL Ltd/Australia	47,747	1,634

Medical — Drugs (4.03%)
Actelion Ltd (b)	20,811	1,114
GlaxoSmithKline PLC	19,921	441
Grifols SA	52,461	1,676
Hisamitsu Pharmaceutical Co Inc	33,100	1,440
Ipsen	2,505	128
Laboratorios Almirall SA	8,971	195
Merck KGAA	12,442	1,765
Mitsubishi Tanabe Pharma Corp	107,000	1,399
Novartis AG	16,034	883
Novo Nordisk A/S	54,100	3,541
Roche Holding AG	32,330	5,823
Shire Ltd	97,980	1,607

		20,012

Medical — Generic Drugs (0.19%)
Teva Pharmaceutical Industries Ltd ADR	20,984	961

Medical — Nursing Homes (0.05%)
Orpea(b)	3,046	150
Southern Cross Healthcare Ltd	41,291	107

		257

Medical Products (0.51%)
Hogy Medical Co Ltd	2,400	122
Sonova Holding AG	26,568	2,203
SSL International PLC	22,970	204

		2,529

Metal — Copper (0.12%)
Antofagasta PLC	25,670	336
Quadra Mining Ltd (b)	12,000	250

		586

Metal — Diversified (1.21%)
Nippon Denko Co Ltd	9,000	104
Rio Tinto Ltd	14,383	1,868
Rio Tinto PLC	33,957	4,064

		6,036

Metal — Iron (0.17%)
Ferrexpo PLC	16,576	130
Kumba Iron Ore Ltd	6,506	262
Labrador Iron Ore Royalty Income Fund	4,000	219
Mount Gibson Iron Ltd (b)	76,668	229

		840

Metal Processors & Fabrication (0.11%)
Advanced Metallurgical Group NV (b)	1,690	144
Jiangxi Copper Co Ltd	196,000	385

		529

Mining Services (0.02%)
Major Drilling Group International (b)	2,500	123

Miscellaneous Manufacturers (0.01%)
Peace Mark Holdings Ltd	94,000	65

Mortgage Banks (0.04%)
Home Capital Group Inc	5,700	221

Multi-Line Insurance (0.76%)
Baloise Holding AG	17,669	1,861
Zurich Financial Services AG	7,582	1,941

		3,802

Multimedia (0.79%)
Vivendi (a)	103,378	3,923

Non-Ferrous Metals (0.08%)
Grupo Mexico SAB de CV	181,200	411

Oil — Field Services (1.27%)
Eurasia Drilling Co Ltd (b)(c)	12,698	330
Fugro NV	24,502	2,093
John Wood Group PLC	193,648	1,907
Petrofac Ltd	133,576	1,965

		6,295

Oil & Gas Drilling (0.28%)
Precision Drilling Trust (b)	51,100	1,378

Oil Company — Exploration & Production (3.88%)
Addax Petroleum Corp	26,451	1,277
Canadian Oil Sands Trust (a)	48,300	2,605
CNOOC Ltd	516,000	888
Crescent Point Energy Trust (b)	10,015	397
Dana Petroleum PLC (b)	36,217	1,371
EnCana Corp (b)	51,358	4,702
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
Inpex Holdings Inc	192	$2,423
JKX Oil & Gas PLC	14,497	151
NAL Oil & Gas Trust	7,700	127
Nexen (b)	50,500	2,014
Oao Gazprom (b)(c)(d)	3,832	555
Oao Gazprom (b)	43,590	2,524
TriStar Oil and Gas Ltd (b)	13,400	271

		19,305

Oil Company — Integrated (8.14%)
BG Group PLC	222,913	5,803
BP PLC	582,221	6,764
China Petroleum & Chemical Corp	332,000	311
ENI SpA	119,586	4,462
LUKOIL ADR	10,749	1,060
OMV AG	22,622	1,776
PetroChina Co Ltd	335,199	434
Petroleo Brasileiro SA ADR	45,548	3,226
Rosneft Oil Co	20,141	234
Royal Dutch Shell PLC — A shares	48,210	1,981
Royal Dutch Shell PLC — B shares	66,275	2,667
Sasol Ltd	18,991	1,118
StatoilHydro ASA	88,650	3,305
Total SA (a)	85,494	7,296

		40,437

Oil Field Machinery & Equipment (0.03%)
Wellstream Holdings PLC (b)	4,976	129

Oil Refining & Marketing (0.29%)
Reliance Industries Ltd (d)	9,210	906
Singapore Petroleum Co Ltd	55,000	267
Tupras-Turkiye Petrol Rafinerileri AS	11,282	261

		1,434

Petrochemicals (0.05%)
PTT Chemical PLC (b)(c)	77,100	242

Platinum (0.11%)
Impala Platinum Holdings Ltd	14,182	560

Printing — Commercial (0.03%)
Nissha Printing Co Ltd	2,200	127

Property & Casualty Insurance (0.90%)
Beazley Group PLC	100,187	222
Dongbu Insurance Co Ltd	4,440	163
Millea Holdings Inc	64,700	2,522
Mitsui Sumitomo Insurance Group Holding, Inc.	44,900	1,548

		4,455

Real Estate Management & Services (0.10%)
Deutsche Euroshop AG	6,767	259
Fabege AB	23,700	158
Midland Holdings Ltd	122,000	76

		493

Real Estate Operator & Developer (1.24%)
Agile Property Holdings Ltd (a)	172,000	150
Brookfield Asset Management Inc (a)(b)	67,304	2,185
Cyrela Brazil Realty SA	17,800	246
Hysan Development Co Ltd	34,000	93
Kerry Properties Ltd	309,500	1,625
Mitsui Fudosan Co Ltd	77,000	1,646
Shenzhen Investment Ltd	552,000	199

		6,144

Recycling (0.01%)
Asahi Pretec Corp	2,200	69

Reinsurance (0.60%)
Hannover Rueckversicherung AG	3,279	162
Muenchener Rueckversicherungs AG	16,197	2,837

		2,999

REITS — Diversified (0.42%)
Eurocommercial Properties NV	5,975	285
Suntec Real Estate Investment Trust	99,238	99
Unibail-Rodamco (a)	7,350	1,700

		2,084

REITS — Shopping Centers (0.05%)
Vastned Retail NV	3,343	268

Retail — Apparel & Shoe (0.78%)
Fast Retailing Co Ltd	19,264	1,825
Hennes & Mauritz AB	37,750	2,047

		3,872

Retail — Automobile (0.06%)
PT Astra International Tbk	136,000	284

Retail — Bookstore (0.02%)
WH Smith PLC	11,214	83

Retail — Building Products (0.03%)
Kohnan Shoji Co Ltd	10,300	140

Retail — Computer Equipment (0.35%)
Game Group PLC	303,781	1,758

Retail — Consumer Electronics (0.21%)
GOME Electrical Appliances Holdings Ltd (a)	1,928,000	915
JB Hi-Fi Ltd (a)	12,997	130

		1,045

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Convenience Store (0.28%)
FamilyMart Co Ltd	34,100	$1,394

Retail — Drug Store (0.48%)
Shoppers Drug Mart Corp (a)	43,600	2,390

Retail- Jewelry (0.28%)
Swatch Group AG	5,578	1,394

Retail — Major Department Store (0.02%)
David Jones Ltd (a)	45,002	121

Retail — Music Store (0.03%)
HMV Group PLC	53,446	138

Rubber — Tires (0.35%)
Cheng Shin Rubber Industry Co Ltd	127,000	172
Nokian Renkaat OYJ (a)	32,927	1,581

		1,753

Rubber & Plastic Products (0.04%)
Ansell Ltd	10,654	94
Kureha Corp	19,000	115

		209

Security Services (0.31%)
G4S PLC	355,879	1,435
Prosegur Cia de Seguridad SA	2,462	107

		1,542

Semiconductor Component — Integrated Circuits (0.26%)
Powertech Technology Inc	59,000	207
Taiwan Semiconductor Manufacturing Co Ltd	501,676	1,074

		1,281

Soap & Cleaning Products (0.51%)
Reckitt Benckiser Group PLC	49,700	2,519

Steel — Producers (2.08%)
ArcelorMittal	43,051	4,257
BE Group AB	7,600	73
Dongkuk Steel Mill Co Ltd	6,140	265
Evraz Group SA (c)	3,875	451
Mechel ADR (a)	8,119	402
OneSteel Ltd	224,446	1,601
POSCO ADR	6,261	812
Salzgitter AG	11,246	2,059
Shougang Concord International Enterprises Company Ltd	672,000	220
Tata Steel Ltd (b)	12,023	212

		10,352

Steel — Specialty (0.37%)
Hitachi Metals Ltd	104,000	1,708
Mitsubishi Steel Manufacturing Co Ltd	28,527	131

		1,839

Telecommunication Services (0.68%)
Bharti Airtel Ltd (b)	11,857	199
Chunghwa Telecom Co Ltd (b)	321,000	830
Digi.Com BHD	30,100	220
Telenet Group Holding NV (b)	4,462	101
Telenor ASA	89,200	1,678
Telmex Internacional SAB de CV ADR (a)(b)	22,810	367

		3,395

Telephone — Integrated (2.42%)
Koninklijke (Royal) KPN NV	167,737	2,879
Tele Norte Leste Participacoes SA ADR (a)	14,867	370
Telefonica SA	226,731	6,026
Telefonos de Mexico SAB de CV ADR (a)	12,846	304
Telstra Corp Ltd	600,051	2,439

		12,018

Tobacco (2.08%)
British American Tobacco PLC	111,027	3,846
Imperial Tobacco Group PLC	103,972	3,875
Japan Tobacco Inc	617	2,632

		10,353

Tools — Hand Held (0.04%)
Hitachi Koki Co Ltd	10,666	176

Toys (1.09%)
Nintendo Co Ltd	9,600	5,415

Transport — Marine (0.70%)
China COSCO Holdings Co Ltd	122,000	298
China Shipping Development Co Ltd	72,000	216
Inui Steamship Co Ltd	12,200	180
Jinhui Shipping & Transportation Ltd	20,044	195
Mitsui OSK Lines Ltd	143,000	2,038
Pacific Basin Shipping Ltd	187,249	267
Smit Internationale NV	2,892	282

		3,476

Transport — Services (0.41%)
Kintetsu World Express Inc	6,800	174
Koninklijke Vopak NV	1,649	112
Viterra Inc (b)	125,831	1,727

		2,013

Transport — Truck (0.04%)
Hitachi Transport System Ltd	15,900	201

Travel Services (0.02%)
Flight Centre Ltd	7,706	123
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Water (0.05%)
Northumbrian Water Group PLC	40,040	$251

Web Portals (0.11%)
Iliad SA	708	69
NHN Corp (b)	1,619	282
So-net Entertainment Corp	53	190

		541

Wire & Cable Products (0.04%)
Leoni AG	4,063	174

Wireless Equipment (0.27%)
Nokia OYJ	55,153	1,345

TOTAL COMMON STOCKS		$487,955

PREFERRED STOCKS (1.34%)
Auto — Car & Light Trucks (0.35%)
Porsche Automobil Holding SE	11,231	1,728

Commercial Banks (0.21%)
Banco Bradesco SA	38,400	781
Banco Itau Holding Financeira SA	11,967	242

		1,023

Diversified Minerals (0.41%)
Cia Vale do Rio Doce	68,156	2,026

Electric — Distribution (0.06%)
Eletropaulo Metropolitana Eletricidade	13,331	313

Food — Meat Products (0.09%)
Sadia SA	65,500	464

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	1,113	4

Steel — Producers (0.22%)
Gerdau SA	16,300	389
Usinas Siderurgicas de Minas Gerais SA	14,672	722

		1,111

TOTAL PREFERRED STOCKS		$6,669

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.42%)
Commercial Paper (0.42%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$1,050	$1,050
Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	1,051	1,051

		2,101

TOTAL SHORT TERM INVESTMENTS		$2,101

REPURCHASE AGREEMENTS (7.22%)
Money Center Banks (7.22%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $36,224,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (e)	$35,866	$35,864

TOTAL REPURCHASE AGREEMENTS		$35,864

Total Investments		$532,589
Liabilities in Excess of Other Assets, Net - (7.15)%
TOTAL NET ASSETS — 100.00%		(35,562)

		$497,027

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,983 or 0.60% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,461 or 0.29% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$65,786
Unrealized Depreciation	(30,422)

Net Unrealized Appreciation (Depreciation)	35,364
Cost for federal income tax purposes	497,225
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2008 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

United Kingdom	18.49%
Japan	15.21%
Canada	8.37%
Switzerland	7.73%
United States	7.71%
Germany	7.30%
France	5.61%
Hong Kong	3.94%
Spain	3.68%
Australia	3.56%
Italy	2.68%
Netherlands	2.54%
Brazil	1.99%
Norway	1.96%
Denmark	1.41%
Korea, Republic Of	1.35%
Russian Federation	1.35%
Sweden	1.27%
Greece	1.08%
Luxembourg	1.00%
Taiwan, Province Of China	0.98%
Finland	0.97%
Belgium	0.95%
Singapore	0.82%
China	0.81%
Austria	0.71%
South Africa	0.64%
Mexico	0.57%
Israel	0.55%
India	0.46%
Malaysia	0.28%
Indonesia	0.27%
Thailand	0.21%
Portugal	0.20%
Czech Republic	0.16%
Turkey	0.09%
Poland	0.08%
Qatar	0.06%
Egypt	0.04%
Ireland	0.04%
Cayman Islands	0.03%
Liabilities in Excess of Other Assets, Net	(7.15%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.21%)
Aerospace & Defense (2.76%)
Boeing Co	101,900	$6,697
General Dynamics Corp	74,700	6,290

		12,987

Agricultural Operations (0.46%)
Archer-Daniels-Midland Co	64,000	2,160

Apparel Manufacturers (0.50%)
VF Corp	33,400	2,377

Applications Software (1.42%)
Microsoft Corp	243,600	6,701

Auto — Car & Light Trucks (0.79%)
Daimler AG (a)	60,222	3,714

Auto — Medium & Heavy Duty Trucks (0.46%)
Paccar Inc	51,400	2,150

Auto/Truck Parts & Equipment — Original (0.31%)
Johnson Controls Inc	51,100	1,466

Beverages — Wine & Spirits (0.25%)
Diageo PLC ADR	16,100	1,189

Brewery (0.67%)
Molson Coors Brewing Co	58,400	3,173

Cellular Telecommunications (0.56%)
Vodafone Group PLC ADR	89,900	2,648

Chemicals — Diversified (1.52%)
Bayer AG ADR	32,200	2,693
EI Du Pont de Nemours & Co	104,400	4,478

		7,171

Commercial Banks (2.29%)
Barclays PLC — Rights (b)(c)	162,987	—
Barclays PLC ADR (a)	162,987	3,773
BB&T Corp (a)	104,085	2,370
Lloyds TSB Group PLC ADR (a)	148,942	3,675
Regions Financial Corp (a)	87,200	951

		10,769

Commercial Services — Finance (0.53%)
Automatic Data Processing Inc	59,200	2,481

Computers (1.76%)
Hewlett-Packard Co	187,600	8,294

Consumer Products — Miscellaneous (0.51%)
Kimberly-Clark Corp	40,200	2,403

Distribution & Wholesale (0.77%)
Genuine Parts Co	91,394	3,627

Diversified Manufacturing Operations (4.76%)
Dover Corp	85,600	4,141
General Electric Co	339,600	9,064
Honeywell International Inc	61,500	3,092
Parker Hannifin Corp	49,500	3,530
Tyco International Ltd	64,400	2,579

		22,406

Electric — Integrated (4.60%)
FPL Group Inc	118,100	7,745
PG&E Corp	108,700	4,314
Progress Energy Inc	144,800	6,057
Xcel Energy Inc	177,500	3,563

		21,679

Electric Products — Miscellaneous (1.23%)
Emerson Electric Co	117,290	5,800

Electronic Components — Semiconductors (3.36%)
Intel Corp	636,200	13,665
Microchip Technology Inc (a)	69,900	2,135

		15,800

Electronics — Military (0.91%)
L-3 Communications Holdings Inc	47,100	4,280

Fiduciary Banks (1.77%)
Bank of New York Mellon Corp/The	220,075	8,325

Finance — Investment Banker & Broker (1.62%)
JPMorgan Chase & Co	222,700	7,641

Food — Miscellaneous/Diversified (2.35%)
Cadbury PLC ADR	57,000	2,868
ConAgra Foods Inc	164,800	3,178
Kraft Foods Inc	176,376	5,018

		11,064

Food — Retail (1.31%)
Safeway Inc	216,100	6,170

Forestry (1.34%)
Plum Creek Timber Co Inc (a)	23,700	1,012
Weyerhaeuser Co	103,300	5,283

		6,295

Gas — Distribution (1.25%)
Sempra Energy	104,100	5,876

Investment Companies (0.69%)
American Capital Strategies Ltd (a)	137,459	3,267
See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (2.51%)
AllianceBernstein Holding LP	89,742	$4,907
Franklin Resources Inc	75,500	6,920

		11,827

Life & Health Insurance (1.07%)
Lincoln National Corp	74,500	3,376
Unum Group	81,900	1,675

		5,051

Medical — Drugs (6.37%)
Abbott Laboratories	68,300	3,618
AstraZeneca PLC ADR	29,700	1,263
Bristol-Myers Squibb Co	275,200	5,650
Novartis AG ADR	79,000	4,348
Sanofi-Aventis SA ADR	43,900	1,459
Schering-Plough Corp	202,900	3,995
Wyeth	201,700	9,673

		30,006

Medical — Generic Drugs (1.46%)
Teva Pharmaceutical Industries Ltd ADR	149,600	6,852

Medical — HMO (0.75%)
Aetna Inc	87,100	3,530

Metal — Diversified (0.64%)
Freeport-McMoRan Copper & Gold Inc	25,700	3,012

Motorcycle/Motor Scooter (0.94%)
Harley-Davidson Inc	121,627	4,410

Multi-Line Insurance (4.58%)
ACE Ltd	137,500	7,575
Allstate Corp/The	98,344	4,483
Hartford Financial Services Group Inc	70,000	4,520
MetLife Inc	94,500	4,987

		21,565

Multimedia (0.54%)
Walt Disney Co/The	81,900	2,555

Non-Hazardous Waste Disposal (0.83%)
Waste Management Inc (a)	103,300	3,895

Oil Company — Exploration & Production (1.70%)
Enerplus Resources Fund (a)	97,400	4,504
Penn West Energy Trust	103,000	3,485

		7,989

Oil Company — Integrated (2.11%)
Chevron Corp	55,784	5,530
Marathon Oil Corp	85,100	4,414

		9,944

Oil Refining & Marketing (0.24%)
Valero Energy Corp	27,600	1,137

Pipelines (1.45%)
Enterprise Products Partners LP (a)	43,600	1,288
Kinder Morgan Energy Partners LP	61,500	3,428
Spectra Energy Corp	72,900	2,095

		6,811

Regional Banks (5.30%)
Bank of America Corp	339,202	8,097
PNC Financial Services Group Inc	123,800	7,069
US Bancorp	127,000	3,542
Wachovia Corp	54,800	851
Wells Fargo & Co	228,100	5,417

		24,976

REITS — Diversified (0.28%)
Vornado Realty Trust	14,800	1,302

REITS — Hotels (0.27%)
Host Hotels & Resorts Inc	94,500	1,290

REITS — Shopping Centers (0.18%)
Kimco Realty Corp	25,100	866

REITS — Storage (0.31%)
Public Storage	18,200	1,470

REITS — Warehouse & Industrial (1.16%)
AMB Property Corp	37,200	1,874
Prologis	65,800	3,576

		5,450

Retail — Discount (2.60%)
Wal-Mart Stores Inc	217,500	12,224

Retail — Drug Store (0.82%)
CVS/Caremark Corp	97,000	3,838

Retail — Major Department Store (0.61%)
JC Penney Co Inc	79,100	2,871

Retail — Regional Department Store (0.61%)
Macy’s Inc	147,100	2,857

Retail — Restaurants (1.55%)
McDonald’s Corp	130,000	7,309

Semiconductor Component — Integrated Circuits (1.20%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	515,900	5,628
See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

	Sbares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Steel — Producers (1.02%)
United States Steel Corp	26,000	$4,804

Telecommunication Services (0.44%)
Telus Corp	51,873	2,092

Telephone — Integrated (6.43%)
AT&T Inc	322,100	10,852
BT Group PLC ADR	58,200	2,312
Nippon Telegraph & Telephone Corp ADR	113,100	2,748
Telstra Corp Ltd ADR	50,600	1,024
Verizon Communications Inc	325,700	11,530
Windstream Corp	146,407	1,807

		30,273

Television (0.93%)
CBS Corp	225,400	4,393

Tobacco (0.76%)
Lorillard Inc (c)	51,500	3,562

Toys (1.14%)
Mattel Inc	313,830	5,373

Transport — Rail (2.66%)
Norfolk Southern Corp	76,000	4,763
Union Pacific Corp	102,600	7,746

		12,509

TOTAL COMMON STOCKS		$443,584

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (0.33%)
Electric — Integrated (0.02%)
Texas-New Mexico Power Co
6.25%, 1/15/2009	$100	100

Medical — HMO (0.10%)
Aetna Inc
7.88%, 3/ 1/2011	450	480

Telecommunication Services (0.21%)
Telus Corp
8.00%, 6/ 1/2011	925	993

TOTAL BONDS		$1,573

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030	34	35
7.00%, 9/ 1/2030	11	11

		46

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$46

REPURCHASE AGREEMENTS (8.70%)

Money Center Banks (8.70%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $22,405,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (d)	$22,185	$22,183

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $9,660,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	9,379	9,379

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $9,660,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	9,379	9,378

		40,940

TOTAL REPURCHASE AGREEMENTS		$40,940

Total Investments		$486,143
Liabilities in Excess of Other Assets, Net — (3.25)%		(15,280)

TOTAL NET ASSETS — 100.00%		$470,863

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(c)	Non-Income Producing Security

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$40,005
Unrealized Depreciation	(41,657)

Net Unrealized Appreciation (Depreciation)	(1,652)
Cost for federal income tax purposes	487,795
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	30.74%
Consumer, Non-cyclical	15.52%
Industrial	13.14%
Consumer, Cyclical	11.09%
Communications	9.12%
Technology	7.74%
Utilities	5.87%
Energy	5.50%
Basic Materials	4.52%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(3.25%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (51.40%)
Asset Backed Securities (4.53%)
Chase Funding Mortgage Loan Asset-Backed Certificates
2.77%, 9/25/2033 (a)	$201	$175
2.71%, 12/25/2033 (a)(b)	288	268
Countrywide Asset-Backed Certificates
2.65%, 6/25/2037 (a)	1,500	979
Credit-Based Asset Servicing and Securitization
2.65%, 3/25/2036 (a)(b)	1,500	1,432
Fannie Mae Grantor Trust
2.63%, 9/25/2035 (a)(b)	478	471
Long Beach Mortgage Loan Trust
2.59%, 10/25/2036 (a)(b)	4,000	3,673
Saxon Asset Securities Trust
2.64%, 3/25/2036 (a)(b)	4,000	3,592
Structured Asset Investment Loan Trust
2.70%, 1/25/2036 (a)(b)	1,396	1,285
Swift Master Auto Receivables Trust
2.57%, 6/15/2012 (a)(b)	2,250	2,148

		14,023

Automobile Sequential (0.73%)
Capital Auto Receivables Asset Trust
2.50%, 10/15/2009 (a)(b)	1,351	1,351
WFS Financial Owner Trust
3.93%, 2/17/2012 (b)	896	896

		2,247

Credit Card Asset Backed Securities (1.56%)
Discover Card Master Trust
5.65%, 3/16/2020	1,583	1,539
Discover Card Master Trust I
2.49%, 5/15/2011 (a)	2,200	2,195
Washington Mutual Master Note Trust
3.22%, 10/15/2014 (a)(b)(c)(d)	1,150	1,091

		4,825

Finance — Mortgage Loan/Banker (9.32%)
Fannie Mae
5.25%, 8/1/2012 (e) (f)	8,950	9,058
5.00%, 5/11/2017(f)	6,450	6,565
6.63%, 11/15/2030	550	653
Federal Home Loan Banks
2.63%, 5/20/2011	1,200	1,169
4.88%, 11/27/2013 (f)	3,200	3,300
Freddie Mac
5.75%, 6/27/2016	1,900	1,923
SLM Student Loan Trust
3.01%, 10/25/2016 (a)	3,277	3,273
2.97%, 9/17/2018 (a)	2,961	2,910

		28,851

Home Equity — Other (3.64%)
ACE Securities Corp
2.69%, 9/25/2035 (a)(b)	499	494
American Home Mortgage Investment Trust
2.67%, 11/25/2030 (a)	1,582	756
Asset Backed Securities Corp Home Equity
2.58%, 7/25/2036 (a)(b)	2,900	2,862
First NLC Trust
2.71%, 5/25/2035 (a)	891	759
JP Morgan Mortgage Acquisition Corp
2.74%, 7/25/2035 (a)(b)	732	726
Morgan Stanley Home Equity Loans
2.65%, 2/25/2036 (a)(b)	4,750	4,623
Soundview Home Equity Loan Trust
2.57%, 7/25/2036 (a)	1,076	1,056

		11,276

Mortgage Backed Securities (31.62%)
Banc of America Funding Corp
2.56%, 7/20/2036 (a)(b)	1,515	1,391
2.76%, 7/20/2036 (a)(b)	1,161	453
Bear Stearns Alt-A Trust
2.65%, 4/25/2037 (a)(b)	761	381
Bear Stearns Mortgage Funding Trust
2.69%, 7/25/2036 (a)(b)	885	671
Chase Mortgage Finance Corp
5.04%, 7/25/2037 (a)(b)	1,548	1,498
Commercial Mortgage Pass Through Certificates
0.06%, 12/10/2046 (a)(d)	20,398	206
Credit Suisse Mortgage Capital Certificates
6.00%, 9/15/2039 (a)	2,000	1,831
0.11%, 12/15/2039	13,238	186
6.43%, 2/15/2041 (a)(d)	1,075	1,003
CS First Boston Mortgage Securities Corp
0.56%, 11/15/2036 (a)(d)	10,439	371
Fannie Mae
2.78%, 10/25/2018 (a)(b)	685	681
5.00%, 8/25/2026	1,795	1,815
2.68%, 4/25/2034 (a)	4,333	4,335
0.27%, 3/25/2036	21,692	277
6.50%, 2/25/2047	2,000	2,093
Fannie Mae Grantor Trust
5.50%, 9/25/2011	3,250	3,342
5.34%, 4/25/2012	3,500	3,592
2.83%, 5/25/2035 (a)(b)	1,399	1,421
Fannie Mae Whole Loan
2.63%, 5/25/2035 (a)	1,575	1,567
Federal Home Loan Banks
5.46%, 11/27/2015	2,079	2,090
Freddie Mac
4.50%, 7/15/2017	4,800	4,784
2.77%, 6/15/2018 (a)(b)	2,813	2,796
2.87%, 7/15/2023 (a)	4,142	4,085
2.67%, 4/15/2030 (a)	3,754	3,688
5.50%, 9/15/2031 (a)	1,075	1,067
See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)	$2,800	$2,520
5.51%, 11/10/2045 (a)	3,500	3,396
G-Force LLC
2.78%, 12/25/2039 (a)	2,300	1,670
Ginnie Mae
1.57%, 10/16/2012 (a)	65,719	1,930
3.89%, 7/16/2026	1,244	1,230
5.08%, 1/16/2030 (a)	1,166	1,172
4.26%, 2/16/2032	1,797	1,778
0.92%, 6/17/2045 (a)	26,318	1,097
0.75%, 11/16/2045	2,854	119
1.12%, 5/16/2046 (a)	8,433	417
1.06%, 10/16/2046	12,303	710
Greenwich Capital Commercial Funding Corp
5.91%, 7/10/2038	2,500	2,466
0.51%, 3/10/2039 (a)(d)	44,022	794
GS Mortgage Securities Corp II
0.85%, 11/10/2039 (d)	23,835	772
5.99%, 8/10/2045 (a)	2,225	2,128
Impac CMB Trust
2.79%, 4/25/2035 (a)	765	464
JP Morgan Chase Commercial Mortgage Securities
0.48%, 9/12/2037 (a)	62,119	702
6.01%, 6/15/2049 (a)	1,825	1,669
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)	2,250	2,168
5.29%, 4/25/2036 (a)	609	604
5.82%, 6/25/2036 (a)	1,346	1,148
5.94%, 8/25/2036 (a)	1,825	1,593
6.00%, 8/25/2036 (a)	1,943	1,838
5.56%, 10/25/2036 (a)	3,700	3,207
5.81%, 1/25/2037 (a)	2,753	2,706
LB-UBS Commercial Mortgage Trust
0.09%, 11/15/2038 (a)(d)	10,399	148
0.91%, 11/15/2038 (a)(d)	17,376	625
0.08%, 2/15/2040 (a)(d)	5,929	57
0.68%, 2/15/2040 (a)	7,433	196
0.92%, 7/15/2040 (a)	74,048	1,702
Merrill Lynch Mortgage Trust
0.73%, 5/12/2043	34,329	707
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.73%, 8/12/2048 (a)	26,853	828
0.10%, 12/12/2049 (a)(d)	39,756	481
Morgan Stanley Capital I
0.53%, 8/13/2042	133,423	1,931
0.07%, 12/15/2043 (a)(d)	21,333	234
Residential Accredit Loans Inc
2.63%, 2/25/2037 (a)(b)	1,850	1,177
2.67%, 7/25/2037 (a)(b)	1,942	1,437
Wachovia Bank Commercial Mortgage Trust
0.80%, 5/15/2044 (a)(d)	69,325	1,264
5.82%, 5/15/2046 (a)	2,175	1,968
Washington Mutual Alternative Mortgage
2.76%, 6/25/2046 (a)	3,082	1,264

		97,941

TOTAL BONDS		$159,163

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (81.06%)
Federal Home Loan Mortgage Corporation (FHLMC) (31.12%)
4.50%, 7/ 1/2023 (g)	830	802
5.00%, 7/ 1/2023 (g)	2,815	2,780
5.00%, 7/ 1/2038 (g)	23,490	22,506
5.50%, 7/ 1/2038 (g)	11,345	11,175
6.00%, 8/ 1/2038 (g)	14,710	14,811
6.50%, 8/ 1/2038 (g)	30	31
6.00%, 1/ 1/2009	14	14
6.00%, 1/ 1/2009	1	1
6.00%, 7/ 1/2009	44	44
6.50%, 6/ 1/2017	420	438
6.00%, 7/ 1/2017	227	233
5.50%, 4/ 1/2018	627	635
6.50%, 6/ 1/2018	24	25
6.50%, 8/ 1/2021	35	37
7.00%, 9/ 1/2023	55	59
6.00%, 12/ 1/2023	59	60
7.00%, 12/ 1/2023	30	31
7.00%, 1/ 1/2024	27	29
5.50%, 2/ 1/2024	72	72
5.50%, 3/ 1/2024	49	50
6.50%, 4/ 1/2024	41	42
6.00%, 8/ 1/2025	51	52
5.00%, 10/ 1/2025	3,025	2,957
6.00%, 1/ 1/2026	22	23
6.50%, 4/ 1/2026	33	34
6.50%, 5/ 1/2026	33	34
6.50%, 5/ 1/2026	35	37
7.00%, 9/ 1/2027	34	36
6.50%, 12/ 1/2027	34	35
6.50%, 1/ 1/2028	26	27
7.00%, 2/ 1/2028	10	11
6.50%, 3/ 1/2028	30	31
7.00%, 4/ 1/2028	153	163
7.00%, 5/ 1/2028	23	25
7.00%, 8/ 1/2028	37	40
6.50%, 9/ 1/2028	29	30
6.50%, 9/ 1/2028	43	45
6.50%, 10/ 1/2028	173	180
See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 11/ 1/2028	$43	$45
6.50%, 12/ 1/2028	91	95
7.50%, 10/ 1/2030	78	84
8.00%, 10/ 1/2030	97	105
7.50%, 2/ 1/2031	73	79
7.50%, 2/ 1/2031	22	24
6.50%, 7/ 1/2031	146	152
6.50%, 8/ 1/2031	42	44
6.50%, 10/ 1/2031	50	52
7.00%, 10/ 1/2031	75	79
6.00%, 12/ 1/2031	241	245
6.50%, 12/ 1/2031	193	201
6.50%, 2/ 1/2032	185	193
6.50%, 5/ 1/2032	405	421
6.50%, 8/ 1/2032	378	393
6.50%, 8/ 1/2032	1,273	1,323
5.00%, 12/ 1/2032	1,388	1,340
5.50%, 3/ 1/2033	2,525	2,502
5.00%, 6/ 1/2033	4,354	4,199
5.00%, 5/ 1/2034	1,152	1,110
6.50%, 4/ 1/2035	83	86
5.00%, 5/ 1/2035	763	733
5.00%, 7/ 1/2035	389	374
5.00%, 7/ 1/2035	448	431
5.00%, 10/ 1/2035	787	756
6.00%, 8/ 1/2036	2,784	2,817
6.00%, 10/ 1/2036 (a)	1,059	1,072
6.50%, 11/ 1/2036	795	820
6.00%, 3/ 1/2037	858	867
6.00%, 4/ 1/2037	3,507	3,547
5.50%, 7/ 1/2037	401	395
6.50%, 12/ 1/2037	501	517
6.00%, 1/ 1/2038 (a)	378	382
6.50%, 1/ 1/2038	330	340
6.00%, 3/ 1/2038	473	479
6.50%, 3/ 1/2038	503	519
6.00%, 4/ 1/2038	823	832
6.82%, 9/ 1/2032 (a)	86	87
7.25%, 9/ 1/2033 (a)	102	102
6.90%, 2/ 1/2034 (a)	329	333
4.66%, 8/ 1/2035 (a)	1,244	1,246
6.53%, 7/ 1/2036 (a)	1,922	1,968
6.51%, 10/ 1/2036 (a)	887	914
6.51%, 1/ 1/2037 (a)	1,342	1,374
6.60%, 5/ 1/2037	124	125
5.69%, 6/ 1/2037 (a)	2,987	3,033
5.70%, 6/ 1/2037 (a)	1,881	1,903

		96,373

Federal National Mortgage Association (FNMA) (26.21%)
5.50%, 1/ 1/2038 (g)	16,240	16,007
6.00%, 7/ 1/2038 (g)	1,630	1,644
6.50%, 8/ 1/2038 (g)	3,140	3,223
6.00%, 2/ 1/2009	12	12
6.50%, 6/ 1/2016	175	182
6.00%, 8/ 1/2016	278	286
5.50%, 8/ 1/2017	544	553
6.50%, 8/ 1/2017	306	319
5.00%, 1/ 1/2018	1,786	1,784
5.50%, 1/ 1/2018	1,022	1,039
5.50%, 7/ 1/2019	354	359
5.50%, 8/ 1/2019	103	104
5.50%, 8/ 1/2019	161	164
5.50%, 8/ 1/2019	83	84
5.50%, 8/ 1/2019	72	73
5.50%, 8/ 1/2019	351	356
5.50%, 8/ 1/2019	180	182
5.50%, 9/ 1/2019	480	486
5.50%, 10/ 1/2019	168	170
4.50%, 12/ 1/2019	530	517
4.50%, 1/ 1/2020	1,686	1,645
7.50%, 4/ 1/2022	8	9
7.50%, 4/ 1/2022	23	25
6.00%, 6/ 1/2022	276	282
6.00%, 11/ 1/2023	6	6
6.50%, 11/ 1/2023	105	109
5.50%, 5/ 1/2024	229	228
6.50%, 5/ 1/2024	74	77
6.50%, 7/ 1/2025	19	20
6.50%, 8/ 1/2025	95	99
6.50%, 2/ 1/2026	26	27
6.00%, 3/ 1/2026	10	11
6.50%, 3/ 1/2026	15	16
6.50%, 5/ 1/2026	33	34
6.50%, 6/ 1/2026	14	15
7.00%, 1/ 1/2027	13	14
7.50%, 7/ 1/2027	9	10
7.00%, 11/ 1/2027	15	16
6.50%, 7/ 1/2028	23	24
6.50%, 9/ 1/2028	25	26
6.00%, 11/ 1/2028	178	181
7.00%, 10/ 1/2029	147	155
7.00%, 6/ 1/2030	12	13
8.00%, 6/ 1/2030	12	12
7.00%, 5/ 1/2031	134	142
See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
7.50%, 5/ 1/2031	$149	$161
6.50%, 9/ 1/2031	318	331
6.00%, 12/ 1/2031	191	195
6.33%, 12/ 1/2032 (a)	240	243
6.00%, 1/ 1/2033	694	705
5.50%, 9/ 1/2033	7,797	7,731
5.09%, 12/ 1/2033 (a)	1,114	1,133
5.43%, 7/ 1/2034 (a)	226	227
4.90%, 9/ 1/2034 (a)	2,582	2,645
4.72%, 2/ 1/2035 (a)	2,388	2,408
4.73%, 4/ 1/2035 (a)	2,151	2,178
5.00%, 4/ 1/2035	687	660
4.30%, 5/ 1/2035 (a)(b)	940	941
5.00%, 7/ 1/2035	115	110
5.00%, 7/ 1/2035	1,735	1,669
5.00%, 8/ 1/2035	503	484
5.64%, 11/ 1/2035 (a)	3,863	3,914
6.50%, 4/ 1/2036	139	143
6.50%, 8/ 1/2036	691	712
6.50%, 12/ 1/2036	1,108	1,142
5.50%, 11/ 1/2037	2,245	2,217
5.73%, 5/ 1/2037 (a)	5,919	6,023
6.19%, 5/ 1/2037 (a)	2,010	2,045
5.50%, 6/ 1/2037	1,289	1,273
6.50%, 7/ 1/2037	266	274
6.50%, 7/ 1/2037	344	355
6.50%, 8/ 1/2037	480	494
6.50%, 10/ 1/2037	599	618
6.50%, 11/ 1/2037	527	543
6.50%, 1/ 1/2038	164	169
5.50%, 2/ 1/2038	1,937	1,912
6.00%, 2/ 1/2038	1,844	1,862
6.00%, 2/ 1/2038 (a)	1,986	2,006
6.50%, 2/ 1/2038	229	236
6.00%, 3/ 1/2038	533	539
6.00%, 3/ 1/2038	800	808
6.50%, 3/ 1/2038	199	205
6.00%, 4/ 1/2038	981	991
6.50%, 5/ 1/2038	115	118

		81,160

Government National Mortgage Association (GNMA) (3.76%)
5.00%, 7/ 1/2038 (g)	2,495	2,417
5.50%, 7/ 1/2038 (g)	1,670	1,662
7.00%, 1/15/2024	17	18
7.00%, 12/15/2027	35	37
7.00%, 3/15/2028	265	282
7.00%, 5/15/2028	106	113
7.00%, 5/15/2031	54	57
7.00%, 9/15/2031	189	201
7.00%, 6/15/2032	520	553
5.00%, 9/15/2033	55	54
5.50%, 11/15/2033	323	322
5.00%, 2/15/2034	2,853	2,778
6.00%, 5/20/2024	102	104
6.00%, 6/20/2024	222	227
6.00%, 6/20/2024	53	54
6.00%, 11/20/2025	44	44
6.50%, 12/20/2025	33	34
6.50%, 1/20/2026	59	62
6.00%, 2/20/2026	29	30
6.50%, 2/20/2026	60	62
6.00%, 4/20/2026	43	43
6.00%, 5/20/2026	20	21
6.00%, 6/20/2026	35	36
6.00%, 6/20/2026	22	22
6.00%, 7/20/2026	21	21
6.00%, 9/20/2026	45	46
6.00%, 3/20/2027	147	150
6.00%, 1/20/2028	42	43
6.00%, 3/20/2028	21	22
6.00%, 6/20/2028	111	113
6.00%, 7/20/2028	77	78
6.00%, 3/20/2029	135	138
6.00%, 7/20/2029	154	157
5.50%, 5/20/2035	1,661	1,652

		11,653

U.S. Treasury (13.87%)
3.25%, 12/31/2009 (f)	8,500	8,601
4.13%, 8/15/2010 (f)	11,000	11,334
4.25%, 10/15/2010 (f)	5,850	6,057
4.63%, 7/31/2012 (f)	5,550	5,851
3.63%, 5/15/2013 (f)	2,250	2,283
4.25%, 8/15/2014 (f)	4,000	4,179
4.13%, 5/15/2015 (f)	4,500	4,651

		42,956

U.S. Treasury Inflation-Indexed Obligations (3.30%)
3.00%, 7/15/2012 (f)	9,319	10,235

U.S. Treasury Strip (2.80%)
0.00%, 11/15/2015 (f)(h)	1,750	1,314
0.00%, 5/15/2020 (h)	10,500	6,105
See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury Strip (continued)
0.00%, 11/15/2021 (h)	$2,300	$1,236

		8,655

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$251,032

SHORT TERM INVESTMENTS (0.24%)
Commercial Paper (0.24%)
Yorktown Capital
2.50%, 7/1/2008 (b)	$750	$750

TOTAL SHORT TERM INVESTMENTS		$750

REPURCHASE AGREEMENTS (11.43%)
Money Center Banks (11.43%)
Deutsche Bank Repurchase Agreement; 2.30% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $23,560,000; 5.00% - 7.00%; dated 06/15/33 - 06/20/38) (b)	$23,208	$23,207
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $6,284,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	6,101	6,101
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $6,284,000; 3.75% - 5.375%; dated 08/13/10 - 06/28/13)	6,101	6,101

		35,409

TOTAL REPURCHASE AGREEMENTS		$35,409

Total Investments		$446,354
Liabilities in Excess of Other Assets, Net — (44.13)%		(136,659)

TOTAL NET ASSETS — 100.00%		$309,695

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,091 or 0.35% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,046 or 2.28% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $405 or 0.13% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased in a “to-be-announced” (“BEA ”) transaction. See Notes to Financial Statements.

(h)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$3,788
Unrealized Depreciation	(15,437)

Net Unrealized Appreciation (Depreciation)	(11,649)
Cost for federal income tax purposes	458,003
All dollar amounts are shown in thousands (000’s)
Interest Rate Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive semi-annually a fixed rate of 4.97% and pay quarterly a floating rate based on 3-month LIBOR to Lehman Brothers. Expires September 2012.	$1,000	$31
Receive semi-annually a fixed rate of 5.61% and pay quarterly a floating rate based on 3-month LIBOR to Deutsche Bank AG. Expires June 2037.	$1,900	186
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
EuroDollar; December 2008	75	$18,108	$18,154	$46

Sell:
US 10 Year Note; September 2008	138	15,577	15,721	(144)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	92.86%
Government	27.29%
Asset Backed Securities	12.30%
Financial	11.68%
Liabilities in Excess of Other Assets, Net	(44.13%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	10.94%
Interest Rate Swaps	0.07%
See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (1.04%)
Finance — Investment Banker & Broker (0.43%)
Lehman Brothers Holdings Inc	33,675	$685

Finance — Mortgage Loan/Banker (0.61%)
Freddie Mac 8.38%; Series Z	40,000	972

TOTAL PREFERRED STOCKS		$1,657

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (63.64%)
Aerospace & Defense (0.67%)
Boeing Co
8.75%, 8/15/2021	$850	1,068

Airlines (1.27%)
Southwest Airlines Co 1994-A Pass Through Certificate
9.15%, 7/1/2016	1,675	2,030

Cable TV (3.21%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	1,275	1,344
Comcast Cable Holdings LLC
7.88%, 8/1/2013	425	456
COX Communications Inc
7.88%, 8/15/2009	2,100	2,155
Time Warner Cable Inc
6.55%, 5/1/2037	1,275	1,174

		5,129

Casino Hotels (0.29%)
Harrah’s Operating Co Inc
6.50%, 6/1/2016	850	463

Casino Services (0.64%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	1,125	1,024

Cellular Telecommunications (1.10%)
Vodafone Group PLC
7.75%, 2/15/2010	1,675	1,750

Cruise Lines (2.02%)
Carnival Corp
7.20%, 10/1/2023	1,475	1,623
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	850	855
6.88%, 12/1/2013	850	740

		3,218

Electric — Integrated (10.00%)
Exelon Generation Co LLC
6.20%, 10/1/2017	850	828
Florida Power Corp
6.35%, 9/15/2037	425	432
Illinois Power Co
7.50%, 6/15/2009	1,550	1,577
Metropolitan Edison Co
4.95%, 3/15/2013	850	834
Mirant Americas Generation LLC
8.50%, 10/1/2021	1,675	1,562
Nisource Finance Corp
5.25%, 9/15/2017	1,675	1,485
Ohio Edison Co
5.45%, 5/1/2015	850	813
Oncor Electric Delivery Co
7.00%, 9/1/2022	1,675	1,633
Pacific Gas & Electric Co
4.20%, 3/1/2011	1,900	1,884
Pacificorp
4.95%, 8/15/2014	1,275	1,260
5.25%, 6/15/2035	850	737
Public Service Co of New Mexico
4.40%, 9/15/2008	425	424
Southwestern Electric Power Co
5.38%, 4/15/2015	1,275	1,215
Texas-New Mexico Power Co
6.25%, 1/15/2009	1,275	1,274

		15,958

Finance — Commercial (0.37%)
CIT Group Inc
5.40%, 1/30/2016	850	585

Finance — Consumer Loans (0.53%)
American General Finance Corp
4.63%, 5/15/2009	850	843

Finance — Investment Banker & Broker (7.10%)
Citigroup Inc
6.50%, 1/18/2011	2,525	2,597
Goldman Sachs Group Inc/The
6.88%, 1/15/2011	2,100	2,180
Jefferies Group Inc
7.75%, 3/15/2012	1,275	1,286
6.25%, 1/15/2036	425	311
JPMorgan Chase & Co
5.13%, 9/15/2014	850	826
7.90%, 4/29/2049 (a)	1,000	938
Merrill Lynch & Co Inc
6.00%, 2/17/2009	1,675	1,669
Morgan Stanley
4.75%, 4/1/2014	850	774
6.25%, 8/9/2026	850	748

		11,329

Finance — Leasing Company (0.10%)
DVI Inc
0.00%, 2/1/2004 (b)(c)(d)	900	108
See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Leasing Company (continued)
DVI Inc (continued)
0.00%, 2/ 1/2004 (b)(c)(d)	$400	$48

		156

Food — Retail (1.36%)
Safeway Inc
7.50%, 9/15/2009	2,100	2,169

Forestry (0.26%)
Weyerhaeuser Co
7.38%, 3/15/2032	425	422

Investment Management & Advisory Services (0.53%)
Legg Mason Inc
6.75%, 7/ 2/2008	850	850

Life & Health Insurance (0.26%)
American General Corp
7.50%, 7/15/2025	425	411

Medical — Hospitals (2.39%)
HCA Inc
8.75%, 9/ 1/2010	331	335
9.25%, 11/15/2016	850	876
7.50%, 11/ 6/2033	250	192
Tenet Healthcare Corp
6.38%, 12/ 1/2011	2,525	2,418

		3,821

Medical — Wholesale Drug Distribution (0.55%)
Cardinal Health Inc
6.75%, 2/15/2011	850	880

Metal — Diversified (1.01%)
Xstrata Canada Corp
6.00%, 10/15/2015	1,675	1,613

Multi-Line Insurance (0.53%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (e)	850	854

Multimedia (1.38%)
Historic TW Inc
9.15%, 2/ 1/2023	250	287
News America Holdings Inc
8.00%, 10/17/2016	1,000	1,111
News America Inc
6.40%, 12/15/2035	850	804

		2,202

Non-Hazardous Waste Disposal (1.88%)
Allied Waste North America Inc
7.25%, 3/15/2015 (f)	1,675	1,671
Waste Management Inc
7.38%, 8/ 1/2010	1,275	1,332

		3,003

Oil Company — Exploration & Production (1.86%)
OPTI Canada Inc
7.88%, 12/15/2014	1,675	1,654
XTO Energy Inc
6.25%, 4/15/2013	1,275	1,313

		2,967

Oil Company — Integrated (0.81%)
Petro-Canada
4.00%, 7/15/2013	850	793
9.25%, 10/15/2021	425	502

		1,295

Physical Therapy & Rehabilitation Centers (0.86%)
Healthsouth Corp
10.75%, 6/15/2016 (f)	1,275	1,371

Pipelines (4.01%)
ANR Pipeline Co
9.63%, 11/1/2021	1,000	1,278
El Paso Natural Gas Co
7.50%, 11/15/2026	2,100	2,135
Enterprise Products Operating LP
6.38%, 2/ 1/2013	850	871
Express Pipeline LP
7.39%, 12/31/2017 (e)	1,072	1,204
Southern Natural Gas Co
8.00%, 3/ 1/2032	850	918

		6,406

Publishing — Books (0.84%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011	1,275	1,335

Regional Banks (4.09%)
Bank of America Corp
5.42%, 3/15/2017	800	732
8.00%, 12/29/2049 (a)	850	796
Bank One Corp
10.00%, 8/15/2010	325	350
NCNB Corp
9.38%, 9/15/2009	925	967
Wachovia Corp
7.98%, 2/28/2049 (a)	2,000	1,837
Wells Fargo & Co
4.63%, 4/15/2014	1,900	1,845

		6,527

Reinsurance (0.25%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	425	404
See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Healthcare (3.29%)
HCP Inc
6.00%, 3/ 1/2015	$1,675	$1,550
Health Care REIT Inc
6.20%, 6/ 1/2016	1,675	1,533
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011	2,100	2,162

		5,245

REITS — Office Property (1.06%)
Arden Realty LP
5.20%, 9/ 1/2011	850	857
5.25%, 3/ 1/2015	850	835

		1,692

REITS — Shopping Centers (0.51%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010	850	821

Savings & Loans — Thrifts (0.49%)
Washington Mutual Preferred Funding LLC
9.75%, 10/29/2049 (e)	1,000	787

Special Purpose Entity (1.85%)
CCM Merger Inc
8.00%, 8/ 1/2013 (e)	1,675	1,428
CDX North America High Yield
7.63%, 6/29/2012 (e)	1,658	1,522

		2,950

Telecommunication Services (1.64%)
Qwest Corp
8.88%, 3/15/2012 (a)	1,675	1,708
Telus Corp
8.00%, 6/1/2011	850	913

		2,621

Telephone — Integrated (2.24%)
Deutsche Telekom International Finance BV
8.50%, 6/15/2010 (a)	3,375	3,570

Toys (0.56%)
Mattel Inc
7.30%, 6/13/2011	850	888

Transport — Rail (1.34%)
Norfolk Southern Corp
6.20%, 4/15/2009	2,100	2,133

Transport — Services (0.49%)
Trailer Bridge Inc
9.25%, 11/15/2011	850	784

TOTAL BONDS		$101,574

CONVERTIBLE BONDS (1.70%)
Containers — Paper & Plastic (0.77%)
Sealed Air Corp
3.00%, 6/30/2033 (a)(e)	1,275	1,219

Therapeutics (0.93%)
CV Therapeutics Inc
3.25%, 8/16/2013	2,000	1,485

TOTAL CONVERTIBLE BONDS		$2,704

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (29.54%)
Federal Home Loan Mortgage Corporation (FHLMC) (15.83%)
5.50%, 11/ 1/2017	397	402
5.50%, 1/ 1/2018	262	265
5.00%, 4/ 1/2018	772	771
5.00%, 8/ 1/2019	2,380	2,369
9.00%, 1/ 1/2025	11	12
6.50%, 6/ 1/2029	97	101
6.50%, 8/ 1/2029	127	132
6.00%, 3/1/2031	143	145
5.50%, 5/1/2031	254	252
7.00%, 1/ 1/2032	123	130
6.00%, 5/ 1/2032	409	416
5.00%, 5/ 1/2033	2,338	2,255
4.50%, 8/ 1/2033	2,100	1,957
5.50%, 6/ 1/2035	1,813	1,791
5.00%, 11/ 1/2035	2,736	2,631
5.50%, 1/ 1/2036	2,628	2,597
5.00%, 2/ 1/2036	3,859	3,711
5.50%, 4/ 1/2036	1,381	1,362
6.00%, 6/ 1/2038	3,925	3,969

		25,268

Federal National Mortgage Association (FNMA) (4.51%)
5.00%, 1/ 1/2018	743	742
7.00%, 1/ 1/2030	14	15
6.50%, 5/ 1/2031	92	96
6.00%, 4/ 1/2032	466	473
6.50%, 4/ 1/2032	465	483
6.50%, 5/ 1/2032	178	184
5.50%, 3/ 1/2033	866	859
5.50%, 6/ 1/2033	2,141	2,125
5.50%, 2/ 1/2035	2,248	2,223

		7,200

Government National Mortgage Association (GNMA) (0.28%)
9.00%, 2/15/2025	16	18
7.00%, 6/20/2031	157	167
6.00%, 5/20/2032 (a)	265	270

		455

See accompanying notes

Schedule of Investments
Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury (8.92%)
4.50%, 5/15/2017 (f)	$1,685	$1,755
5.38%, 2/15/2031	4,210	4,678
4.50%, 2/15/2036 (f)	4,210	4,180
5.00%, 5/15/2037 (f)	3,365	3,616

		14,229

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$47,152

REPURCHASE AGREEMENTS (7.62%)
Money Center Banks (7.62%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $9,222,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (g)	$9,131	$9,130
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,562,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	1,516	1,517
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,562,000; 3.75% - 5.375%; dated 08/13/10 - 06/28/13)	1,516	1,516

		12,163

TOTAL REPURCHASE AGREEMENTS		$12,163

Total Investments		$165,250
Liabilities in Excess of Other Assets, Net - (3.54)%		(5,650)

TOTAL NET ASSETS - 100.00%		$159,600

(a)	Variable Rate

(b)	Non-Income Producing Security

(c)	Security is Illiquid

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $156 or 0.10% of net assets.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $7,014 or 4.39% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$3,023
Unrealized Depreciation	(6,153)

Net Unrealized Appreciation (Depreciation)	(3,130)
Cost for federal income tax purposes	168,380
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	29.01%
Mortgage Securities	20.63%
Communications	10.41%
Utilities	10.00%
Government	9.52%
Energy	6.68%
Consumer, Non-cyclical	6.09%
Industrial	5.14%
Consumer, Cyclical	4.78%
Basic Materials	1.28%
Liabilities in Excess of Other Assets, Net	(3.54%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (90.84%)
Agricultural Operations (0.45%)
Golden Agri-Resources Ltd	1,303,494	$862

Airport Development & Maintenance (0.41%)
Grupo Aeroportuario del Sureste SAB de ADR	15,179	782

Apparel Manufacturers (0.22%)
Youngone Corp	59,360	417

Applications Software (0.99%)
Infosys Technologies Ltd ADR	43,574	1,894

Auto — Medium & Heavy Duty Trucks (0.20%)
Mahindra & Mahindra Ltd (a)	33,015	375

Auto/Truck Parts & Equipment — Original (0.82%)
Hyundai Mobis	19,523	1,581

Auto/Truck Parts & Equipment — Replacement (0.28%)
Weichai Power Co Ltd (b)	126,000	541

Batteries & Battery Systems (0.22%)
BYD Electronic International Co Ltd	695,000	413

Beverages — Non-Alcoholic (0.60%)
Coca-Cola Femsa SAB de CV	204,800	1,159

Beverages — Wine & Spirits (0.65%)
Central European Distribution Corp (b)(c)	16,895	1,253

Brewery (0.69%)
Cia Cervecerias Unidas SA	77,219	456
Fomento Economico Mexicano SAB de CV	189,643	863

		1,319

Building — Residential & Commercial (0.37%)
Desarrolladora Homex SAB de CV ADR (b)(c)	11,956	700

Building & Construction — Miscellaneous (1.28%)
GS Engineering & Construction Corp (b)	8,363	916
Murray & Roberts Holdings Ltd	68,842	765
Orascom Construction Industries	11,500	777

		2,458

Building Products — Cement & Aggregate (0.22%)
Cemex SAB de CV (c)	173,910	431

Casino Hotels (0.52%)
Genting Bhd	587,300	1,007

Cellular Telecommunications (6.32%)
America Movil SAB de CV ADR	32,130	1,695
Cellcom Israel Ltd	20,379	697
China Mobile Ltd	309,459	4,159
Mobile Telesystems OJSC ADR	7,987	612
MTN Group Ltd	89,621	1,425
SK Telecom Co Ltd	3,416	622
SK Telecom Co Ltd ADR	63,820	1,326
Taiwan Mobile Co Ltd	295,000	549
Vimpel-Communications ADR	35,372	1,050

		12,135

Chemicals — Diversified (0.92%)
Israel Chemicals Ltd	75,547	1,760

Chemicals — Plastics (0.18%)
Formosa Plastics Corp	147,000	355

Coal (2.01%)
Banpu Public Co Ltd (a)(c)	57,200	924
Bumi Resources Tbk PT	2,516,500	2,238
Exxaro Resources Ltd	37,788	697

		3,859

Commercial Banks (11.83%)
Axis Bank Ltd	29,975	422
Banco do Brasil SA	91,300	1,486
BanColombia SA ADR	26,517	832
Bangkok Bank Public Co (a)(c)	258,300	927
Bank Leumi Le-Israel BM	325,028	1,621
Bank of Communications Co Ltd	479,000	561
Bank of India	91,497	462
Bank Rakyat Indonesia	834,000	461
China Construction Bank Corp (b)	1,924,000	1,550
China Merchants Bank Co Ltd	456,500	1,434
Commercial Bank of Qatar (c)	133,000	1,130
Commercial International Bank	49,399	757
Credicorp Ltd	13,796	1,133
Daegu Bank	57,910	770
Industrial and Commercial Bank of China Ltd	2,519,000	1,722
Komercni Banka AS	3,578	833
Kookmin Bank	11,826	699
Korea Exchange Bank	75,580	1,037
Powszechna Kasa Oszczednosci Bank Polaki SA	66,720	1,436
Sberank RF GDR (a)(b)(c)	4,152	1,559
Siam Commercial Bank Public (a)(c)	335,200	777
Taiwan Cooperative Bank	761,000	707
Turkiye Garanti Bankasi AS	170,233	392

		22,708

Computers (1.42%)
Acer Inc	775,480	1,528
See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computers (continued)
Asustek Computer Inc	440,000	$1,197

		2,725

Diversified Financial Services (2.71%)
First Financial Holding Co Ltd	2,230,000	2,447
Intergroup Financial Services Corp (a)	27,041	608
Shinhan Financial Group Co Ltd	27,740	1,254
Woori Finance Holdings Co Ltd	56,220	895

		5,204

Diversified Minerals (0.70%)
Merafe Resources Ltd (c)	759,307	412
Timah Tbk PT	230,000	934

		1,346

Diversified Operations (2.30%)
Alfa SAB de CV	158,600	1,134
Barloworld Ltd	41,304	422
Grupo Carso SAB de CV	85,993	401
GS Holdings Corp	22,670	867
Shanghai Industrial Holdings Ltd	205,000	602
Sime Darby Bhd	347,400	984

		4,410

Electric — Generation (1.29%)
CEZ	20,065	1,780
Huaneng Power International Inc (b)	1,000,000	694

		2,474

Electric — Integrated (1.23%)
Cia Paranaense de Energia	64,300	1,299
Tata Power Co Ltd	21,422	526
Tenaga Nasional BHD	217,242	542

		2,367

Electric — Transmission (0.78%)
Cia de Transmissao de Energia Eletrica Paulista	46,000	1,505

Electric Products — Miscellaneous (0.83%)
LG Electronics Inc	14,126	1,600

Electronic Components — Miscellaneous (1.07%)
AU Optronics Corp	575,000	904
Hon Hai Precision Industry Co Ltd	77,224	380
LG Display Co Ltd	20,426	765

		2,049

Electronic Components — Semiconductors (2.67%)
Samsung Electronics Co Ltd	8,564	5,117

Electronic Measurement Instruments (0.32%)
Chroma Ate Inc	298,000	623

Finance — Investment Banker & Broker (0.75%)
Egyptian Financial Group-Hermes Holding	86,340	777
Tong Yang Investment Bank	58,980	665

		1,442

Finance — Mortgage Loan/Banker (0.46%)
Housing Development Finance Corp	19,118	873

Finance — Other Services (0.24%)
Grupo Financiero Banorte SAB de CV	96,500	454

Food — Confectionery (0.58%)
Lotte Confectionery Co Ltd	910	1,104

Food — Dairy Products (0.26%)
Wimm-Bill-Dann Foods ADR (b)	4,726	497

Food — Retail (0.24%)
Shoprite Holdings Ltd	92,846	468

Gold Mining (0.31%)
Gold Fields Ltd	23,507	299
Zhaojin Mining Industry Co Ltd	248,000	305

		604

Internet Application Software (0.44%)
Tencent Holdings Ltd (b)	110,400	854

Internet Security (0.42%)
Check Point Software Technologies Ltd (c)	33,771	799

Investment Companies (0.36%)
Israel Corp Ltd/The (c)	442	686

Life & Health Insurance (1.27%)
China Life Insurance Co Ltd/Taiwan (c)	900,000	666
China Life Insurance Co Ltd	236,000	826
Sanlam Ltd	449,013	952

		2,444

Medical — Generic Drugs (1.90%)
Pharmstandard (a)(c)	16,987	468
Teva Pharmaceutical Industries Ltd ADR	69,359	3,177

		3,645

Metal — Copper (0.47%)
Antofagasta PLC	68,928	903

Metal — Iron (0.40%)
Kumba Iron Ore Ltd	19,039	766

Metal Processors & Fabrication (0.69%)
Jiangxi Copper Co Ltd	342,000	671
Sung Kwang Bend Co Ltd	23,384	662

		1,333

See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Miscellaneous Manufacturers (0.13%)
Peace Mark Holdings Ltd	358,000	$249

Non-Ferrous Metals (0.78%)
Grupo Mexico SAB de CV	658,500	1,494

Oil — Field Services (0.63%)
Eurasia Drilling Co Ltd (a)(c)	46,878	1,216

Oil Company — Exploration & Production (6.21%)
CNOOC Ltd	1,204,000	2,072
Oao Gazprom (a)(c)(d)	11,053	1,600
Oao Gazprom (c)	142,426	8,247

		11,919

Oil Company — Integrated (10.96%)
China Petroleum & Chemical Corp (b)	672,000	629
LUKOIL ADR	36,531	3,604
PetroChina Co Ltd	1,191,897	1,544
Petroleo Brasileiro SA ADR	158,266	11,210
Rosneft Oil Co	53,717	623
Sasol Ltd	58,281	3,431

		21,041

Oil Refining & Marketing (1.74%)
Reliance Industries Ltd	48,945	2,384
Tupras-Turkiye Petrol Rafinerileri AS	41,723	963

		3,347

Paper & Related Products (0.30%)
Suzano Papel e Celulose SA (c)	35,000	566

Petrochemicals (0.25%)
PTT Chemical PLC (a)(c)	155,400	488

Platinum (0.69%)
Impala Platinum Holdings Ltd	33,563	1,325

Property & Casualty Insurance (0.30%)
Dongbu Insurance Co Ltd	15,750	578

Real Estate Operator & Developer (1.40%)
Agile Property Holdings Ltd (b)	612,000	534
Cyrela Brazil Realty SA	64,300	887
PIK Group (a)	9,351	252
Quality Houses Public Company Ltd (a)(c)	4,983,538	322
Shenzhen Investment Ltd	1,906,000	687

		2,682

Retail — Automobile (0.54%)
PT Astra International Tbk	499,500	1,043

Rubber — Tires (0.33%)
Cheng Shin Rubber Industry Co Ltd	461,000	623

Semiconductor Component — Integrated Circuits (2.40%)
Powertech Technology Inc	209,000	734
Taiwan Semiconductor Manufacturing Co Ltd	1,810,569	3,877

		4,611

Silver Mining (0.38%)
Polymetal (a)	91,603	731

Soap & Cleaning Products (0.32%)
Hindustan Unilever LTD	127,582	614

Steel- Producers (4.35%)
Dongkuk Steel Mill Co Ltd	22,260	960
Evraz Group SA (a)	13,753	1,602
Mechel ADR (b)	26,424	1,309
POSCO ADR	22,209	2,882
Shougang Concord International Enterprises Company Ltd	2,470,000	808
Tata Steel Ltd (c)	44,462	783

		8,344

Steel Pipe & Tube (0.53%)
Confab Industrial SA (c)	121,100	521
OAO TMK	12,580	496

		1,017

Telecommunication Services (2.56%)
Bharti Airtel Ltd (c)	42,348	710
Chunghwa Telecom Co Ltd (c)	701,000	1,813
Digi.Com BHD	107,400	785
Orascom Telecom Holding SAE	51,957	668
Telmex Internacional SAB de CV ADR (b)(c)	58,029	934

		4,910

Telephone — Integrated (0.62%)
Tele Norte Leste Participacoes SA ADR (b)	32,247	803
Telefonos de Mexico SAB de CV ADR (b)	16,082	381

		1,184

Television (0.19%)
Central European Media Enterprises Ltd (c)	3,996	362

Transport— Marine (1.13%)
China COSCO Holdings Co Ltd	292,000	713
China Shipping Development Co Ltd	264,000	792
Pacific Basin Shipping Ltd	464,000	663

		2,168

Transport — Services (0.29%)
Log-in Logistica Intermodal SA (c)	72,326	550

Web Portals (0.52%)
NHN Corp (c)	5,708	996

TOTAL COMMON STOCKS		$174,359

See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (8.09%)
Commercial Banks (1.81%)
Banco Bradesco SA	136,750	$2,783
Banco Itau Holding Financeira SA	33,983	687

		3,470

Diversified Minerals (3.22%)
Cia Vale do Rio Doce	208,172	6,188

Electric — Distribution (0.36%)
Eletropaulo Metropolitana Eletricidade	29,454	691

Food — Meat Products (0.86%)
Sadia SA	233,400	1,652

Investment Companies (0.01%)
Lereko Mobility Pty Ltd	2,003	7

Steel — Producers (1.83%)
Gerdau SA	50,600	1,210
Usinas Siderurgicas de Minas Gerais SA	46,790	2,302

		3,512

TOTAL PREFERRED STOCKS		$15,520

	Principal
	Amount	Value
	(000’s)	(000’s)
| |
SHORT TERM INVESTMENTS (0.21%)
Commercial Paper (0.21%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$201	$201

Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	202	202

		403

TOTAL SHORT TERM INVESTMENTS		$403

REPURCHASE AGREEMENTS (5.20%)
Money Center Banks (5.20%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $10,091,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (e)	$9,992	$9,991

TOTAL REPURCHASE AGREEMENTS		$9,991

Total Investments		$200,273
Liabilities in Excess of Other Assets, Net — (4.34)%		(8,324)

TOTAL NET ASSETS — 100.00%		$191,949

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $11,849 or 6.17% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Non-Income Producing Security

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,600 or 0.83% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$24,894
Unrealized Depreciation	(16,071)

Net Unrealized Appreciation (Depreciation)	8,823
Cost for federal income tax purposes	191,450
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

Brazil	17.89%
Korea, Republic Of	13.40%
Russian Federation	11.60%
Taiwan, Province Of China	8.55%
China	6.90%
United States	6.07%
South Africa	5.71%
Mexico	5.43%
Hong Kong	4.81%
India	4.71%
Israel	4.55%
Indonesia	2.44%
Thailand	1.79%
Malaysia	1.73%
Egypt	1.55%
Czech Republic	1.36%
Luxembourg	0.83%
Bermuda	0.78%
Poland	0.75%
Turkey	0.71%
Qatar	0.59%
United Kingdom	0.47%
Singapore	0.45%
Colombia	0.43%
Peru	0.32%
Cayman Islands	0.28%
Chile	0.24%
Liabilities in Excess of Other Assets, Net	(4.34%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (98.11%)
Advanced Materials & Products (0.35%)
Neo Material Technologies Inc (a)	67,400	$291
SODIFF Advanced Materials Co Ltd	4,313	297

		588

Advertising Sales (0.33%)
Teleperformance (b)	15,138	559

Advertising Services (0.82%)
Aegis Group PLC	377,665	810
Taylor Nelson Sofres PLC	120,755	559

		1,369

Aerospace & Defense (1.00%)
Thales SA	11,601	661
VT Group PLC	80,072	1,011

		1,672

Agricultural Chemicals (2.20%)
Incitec Pivot Ltd	7,786	1,381
Namhae Chemical Corp	5,950	160
Syngenta AG	6,609	2,149

		3,690

Agricultural Operations (0.58%)
Hokuto Corp	6,000	145
Origin Enterprises PLC (a)	16,031	128
Sipef SA	244	187
Vilmorin & Cie	2,688	507

		967

Alternative Waste Tech (0.07%)
Chemtrade Logistics Income Fund	7,510	110

Apparel Manufacturers (0.49%)
Benetton Group SpA	52,252	612
Bjorn Borg AB	9,200	66
Gerry Weber International AG	4,522	144

		822

Appliances (0.46%)
Fourlis Holdings SA	7,200	211
SEB SA	9,630	565

		776

Applications Software (0.51%)
Micro Focus International PLC	82,105	428
NSD CO LTD	17,200	195
SimCorp A/S	1,260	228

		851

Athletic Footwear (0.37%)
Adidas AG	9,888	625

Audio & Video Products (0.56%)
Canon Electronics Inc	20,837	527
Kawai Musical Instruments Manufacturing Co Ltd	135,000	196
Pace PLC (a)	127,290	216

		939

Auto/Truck Parts & Equipment — Original (1.32%)
Carraro SpA	10,649	77
Eagle Industry Co Ltd	7,755	60
Haldex AB	4,400	66
Musashi Seimitsu Industry Co Ltd	12,989	298
Nippon Seiki Co Ltd	12,725	171
Piolax Inc	1,500	29
Press Kogyo Co Ltd	100,000	450
S&T Dynamics Co Ltd	24,523	288
T. RAD Co Ltd	33,000	172
Tokai Rika Co Ltd	12,900	267
TS Tech Co Ltd	13,050	211
Yorozu Corp	9,100	125

		2,214

Auto/Truck Parts & Equipment — Replacement (0.21%)
Xinyi Glass Holdings Co Ltd (b)	552,000	357

Building — Heavy Construction (0.91%)
Grupo Soares da Costa SGPS SA (a)	17,991	37
Halla Engineering & Construction Corp	2,449	70
Lemminkainen Oyj (b)	1,263	58
Maeda Road Construction Co Ltd	26,470	186
Trevi Finanziaria SpA (b)	45,995	1,180

		1,531

Building — Maintenance & Service (0.05%)
Aeon Delight Co Ltd	4,500	92

Building — Mobile Home & Manufactured Housing (0.07%)
Fleetwood Corp Ltd	13,280	118

Building & Construction — Miscellaneous (1.44%)
Amec PLC	57,980	1,028
Bird Construction Income Fund	2,325	95
Koninklijke Boskalis Westminster NV	23,034	1,235
ROK PLC	33,853	55

		2,413

Building & Construction Products — Miscellaneous (0.53%)
Bauer AG (b)	8,302	798
Hong Leong Asia Ltd	64,000	93

		891

Building Products — Air & Heating (0.04%)
Hastie Group Ltd	25,377	68
See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Building Products — Cement & Aggregate (0.27%)
Adelaide Brighton Ltd	127,814	$459

Cable TV (0.24%)
Cogeco Cable Inc	9,100	330
SKY Perfect JSAT Holdings Inc	196	80

		410

Cellular Telecommunications (0.49%)
Millicom International Cellular SA (b)	7,926	820

Chemicals — Diversified (2.65%)
K+S AG	4,040	2,322
Nippon Synthetic Chemical Industry Co Ltd	77,000	391
Nufarm Ltd	28,572	436
Takasago International Corp	23,000	131
Tessenderlo Chemie NV	9,480	505
Wacker Chemie AG	3,110	652

		4,437

Chemicals — Other (0.29%)
Kingboard Chemical Holdings Ltd	106,500	492

Chemicals — Specialty (0.03%)
Auriga Industries	1,100	51

Coal (0.79%)
Gloucester Coal Ltd	36,339	449
MacArthur Coal Ltd	29,709	481
Straits Asia Resources Ltd (b)	128,000	332
Western Canadian Coal Corp (a)(b)	8,000	70

		1,332

Commercial Banks (3.84%)
Aichi Bank Ltd/The	600	49
Bank of Iwate Ltd/The	2,511	150
Bank of Saga Ltd/The	21,797	77
Canadian Western Bank (b)	18,400	447
Chiba Kogyo Bank Ltd/The (a)	7,300	97
Hokuetsu Bank Ltd/The	37,000	87
Hyakugo Bank Ltd/The	52,610	315
Industrial and Commercial Bank of China (Asia) Ltd	280,000	756
Kagoshima Bank Ltd/The	20,314	154
Kansai Urban Banking Corp	26,454	66
Keiyo Bank Ltd/The	76,123	459
Kita-Nippon Bank Ltd/The	1,500	50
Laurentian Bank of Canada	17,508	720
Mie Bank Ltd/The	31,725	156
Musashino Bank Ltd/The	4,200	170
Oita Bank Ltd/The	22,154	140
Pusan Bank	54,360	727
San-In Godo Bank Ltd/The	25,369	222
Sydbank A/S	17,950	684
Valiant Holding	1,428	272
Yamaguchi Financial Group Inc	46,000	637

		6,435

Commercial Services (1.33%)
AerCap Holdings NV (a)	6,472	82
Aggreko PLC	104,159	1,524
Daiseki Co Ltd	19,702	627

		2,233

Computer Data Security (0.07%)
Oberthur Technologies	15,841	109

Computer Services (0.74%)
HiQ International AB (a)	21,200	93
Hitachi Information Systems Ltd	14,600	340
Indra Sistemas SA	24,486	637
KNOW IT AB	9,749	89
Novabase SGPS SA (a)	12,676	84

		1,243

Computers (0.32%)
Wincor Nixdorf AG	7,720	533

Computers — Integrated Systems (0.21%)
CAC Corp	8,900	80
CSE Global Ltd	125,500	97
Ingenico	4,879	171

		348

Computers — Peripheral Equipment (0.07%)
Ferrotec Corp	5,388	77
Kortek Corp	5,257	39

		116

Consulting Services (0.91%)
Bureau Veritas SA	19,712	1,171
Funai Zaisan Consultants Co Ltd	151	202
Sogo Medical Co Ltd	5,535	150

		1,523

Containers — Metal & Glass (0.16%)
Vetropack Holding AG	110	267

Cosmetics & Toiletries (0.73%)
LG Household & Health Care Ltd	1,801	353
Oriflame Cosmetics SA	11,100	714
Sarantis SA	8,825	157

		1,224

Diagnostic Kits (0.09%)
DiaSorin SpA (a)	7,130	152
See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Direct Marketing (0.22%)
Moshi Moshi Hotline Inc	14,338	$364

Distribution & Wholesale (1.11%)
Diploma PLC	61,401	199
IMS International Metal Service	8,386	284
Inabata & Co Ltd	17,729	88
Inchcape PLC	56,338	359
MARR SpA	13,855	143
Matsuda Sangyo Co Ltd	15,473	388
Medion AG	3,743	59
Tat Hong Holdings Ltd	167,000	233
Trusco Nakayama Corp	7,400	111

		1,864

Diversified Financial Services (0.87%)
International Personal Finance	128,501	705
Public Financial Holdings Ltd	178,000	117
SFCG Co Ltd	5,360	638

		1,460

Diversified Manufacturing Operations (0.16%)
GUD Holdings Ltd	8,990	65
Senior Plc	104,401	205

		270

Diversified Minerals (0.45%)
Pan Australian Resources Ltd (a)	382,889	375
Straits Resources Ltd	56,786	372

		747

Diversified Operations (1.60%)
GEA Group AG	37,955	1,336
Gesco AG	561	44
Mitie Group	177,883	751
Tui Travel PLC	136,212	556

		2,687

E-Commerce — Services (0.32%)
Dena Co Ltd (b)	90	531

Electric — Generation (0.64%)
British Energy Group PLC	75,569	1,072

Electric — Integrated (0.78%)
Atco Ltd (b)	9,814	501
Union Fenosa SA	13,892	810

		1,311

Electric — Transmission (0.62%)
Terna Rete Elettrica Nazionale SpA (b)	244,392	1,035

Electric Products — Miscellaneous (0.48%)
Vossloh AG	6,237	813

Electronic Components — Miscellaneous (0.91%)
Chemring Group PLC	14,537	685
Hosiden Corp	19,700	419
Ishii Hyoki Co Ltd	3,700	102
Laird PLC	19,953	156
LG Micron Ltd	1,767	83
Nidec Copal Corp	3,200	41
Shibaura Mechatronics Corp	8,000	44

		1,530

Electronic Measurement Instruments (0.24%)
ESPEC Corp	15,100	155
Micronics Japan Co Ltd	4,400	159
Thinkware Systems Corp (a)	3,785	85

		399

Electronic Parts Distribution (0.34%)
Kuroda Electric Co Ltd	32,200	479
Siix Corp	12,600	88

		567

E-Marketing & Information (0.21%)
CyberAgent Inc	289	359

Energy (0.52%)
Centennial Coal Company Ltd (b)	163,413	877

Energy — Alternate Sources (0.28%)
Aleo Solar AG (a)	7,190	124
Canadian Solar Inc (a)(b)	6,499	261
First Resources Ltd (a)	111,000	93

		478

Engineering — Research & Development Services (1.31%)
Aangpanneforeningen AB	4,800	137
Manz Automation AG (a)	738	191
Monadelphous Group Ltd	17,331	218
NEC Networks & System Integration Corp	50,700	640
Shinko Plantech Co Ltd	48,600	751
WSP Group PLC	25,256	265

		2,202

Enterprise Software & Services (1.19%)
Aveva Group PLC	13,948	428
Axon Group PLC	34,878	315
Hitachi Software Engineering Co Ltd	23,634	520
Temenos Group AG (a)	23,722	735

		1,998

Entertainment Software (0.41%)
Funcom NV (a)	5,711	43
UBISOFT Entertainment (a)	7,312	641

		684

See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
E-Services — Consulting (0.03%)
YedangOnline Corp (a)	3,922	$45

Feminine Health Care Products (0.40%)
Hengan International Group Co Ltd (b)	225,000	664

Finance — Investment Banker & Broker (0.65%)
KAS Bank NV	3,246	137
Rexcapital Financial Holdings Ltd (a)	1,350,000	135
Takagi Securities Co Ltd	41,541	85
Tullett Prebon PLC	86,132	738

		1,095

Finance — Leasing Company (0.10%)
Rickmers Maritime	56,000	46
Ricoh Leasing Co Ltd	5,400	118

		164

Finance — Other Services (1.88%)
ICAP PLC	97,894	1,057
IG Group Holdings PLC	160,631	1,057
Intermediate Capital Group PLC	23,544	636
Intrum Justitia AB	21,700	395

		3,145

Fisheries (0.12%)
Pescanova SA	4,117	195

Food — Dairy Products (0.22%)
Glanbia PLC	47,667	362

Food — Meat Products (0.04%)
Yonekyu Corp	5,500	66

Food — Miscellaneous/Diversified (1.77%)
East Asiatic Co Ltd A/S	8,100	561
Fuji Oil Co Ltd	38,944	381
laws Group PLC	31,801	796
Kerry Group PLC	13,345	395
Nutreco Holding NV	10,125	681
Ottogi Corp	299	43
Pulmuone Co Ltd	960	44
Unicharm Petcare Corp	2,100	63

		2,964

Food — Retail (0.06%)
Alfa-Beta Vassilopoulos SA	1,368	97

Food — Wholesale & Distribution (0.05%)
Heng Tai Consumables Group Ltd (a)	615,000	79

Forestry (0.30%)
Sino-Forest Corp (a)	28,800	504

Funeral Services & Related Items (0.05%)
Dignity PLC	5,172	79

Gambling (Non-Hotel) (0.40%)
Paddy Power PLC	21,371	673

Gas — Distribution (0.61%)
Enagas	23,328	661
Samchully Co Ltd	1,182	229
Xinao Gas Holdings Ltd	78,000	134

		1,024

Gold Mining (0.43%)
Dominion Mining Ltd	37,780	121
Lihir Gold Ltd (a)	14,983	47
Red Back Mining Inc (a)	65,061	549

		717

Golf (0.05%)
SRI Sports Ltd	54	81

Hotels & Motels (0.20%)
Millennium & Copthorne Hotels PLC	51,866	336

Industrial Audio & Video Products (0.24%)
EVS Broadcast Equipment SA	3,286	294
Intelligent Digital Integrated Security Co Ltd	6,513	112

		406

Industrial Automation & Robots (0.24%)
Kardex AG	1,165	68
SFA Engineering Corp	2,761	176
Yushin Precision Equipment Co Ltd	6,700	157

		401

Industrial Gases (1.17%)
Air Water Inc	53,000	624
Linde AG	9,561	1,345

		1,969

Instruments — Controls (0.08%)
Rotork Plc	5,973	130

Internet Brokers (0.16%)
Comdirect Bank AG	24,064	275

Internet Content — Information & News (0.09%)
Kakaku.com Inc	48	143

Internet Gambling (0.04%)
888 Holdings PLC	23,844	68

Investment Companies (0.22%)
Climate Exchange PLC (a)(b)	7,157	272
See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Companies (continued)
Kardan NV	7,341	$94

		366

Leisure & Recreation Products (0.20%)
Beneteau SA	13,512	296
Fields Corp	22	39

		335

Life & Health Insurance (1.35%)
ERGO Previdenza SpA	16,205	95
Industrial Alliance Insurance and Financial Services Inc	13,579	456
Swiss Life Holding (a)	6,413	1,714

		2,265

Machinery — Construction & Mining (0.49%)
Danieli & Co SpA	18,367	687
Wajax Income Fund	3,900	127

		814

Machinery — Electrical (0.84%)
Konecranes Oyj	33,834	1,401

Machinery — General Industry (1.91%)
Bucher Industries AG	3,101	820
Burckhardt Compression Holding AG	1,902	577
Duerr AG	2,655	108
Homag Group AG (b)	5,630	161
MAN AG	13,796	1,529

		3,195

Machinery — Pumps (0.48%)
Weir Group Plc/The	43,146	806

Machinery Tools & Related Products (0.63%)
B&B Tools AB	7,403	174
Gildemeister AG (b)	20,225	574
Meyer Burger Technology AG (a)	1,032	310

		1,058

Marine Services (0.24%)
ODIM ASA (a)	23,992	400

Medical — Biomedical/Gene (0.23%)
Bachem Holding AG	687	61
Intercell AG (a)	6,546	324

		385

Medical — Drugs (2.58%)
Actelion Ltd (a)	10,382	556
Daewoong Pharmaceutical Co Ltd	1,986	164
EPS Co Ltd	9	39
Grifols SA	43,829	1,400
Hisamitsu Pharmaceutical Co Inc	15,400	670
Ipsen	9,107	466
Laboratories Almirall SA	26,817	582
Nippon Shinyaku Co Ltd	22,000	280
Oriola-KD OYJ	39,510	168

		4,325

Medical — Nursing Homes (0.40%)
Orpea (a)	10,019	495
Southern Cross Healthcare Ltd	67,661	175

		670

Medical Laboratory & Testing Service (0.07%)
BML Inc	6,600	125

Medical Products (1.03%)
Audika	2,080	96
Hogy Medical Co Ltd	1,200	61
Sonova Holding AG	8,898	738
SSL International PLC	93,956	835

		1,730

Metal — Copper (0.77%)
Mercator Minerals Ltd (a)	35,968	429
Quadra Mining Ltd (a)	22,800	475
Taseko Mines Ltd (a)	75,052	385

		1,289

Metal — Diversified (1.05%)
Chuo Denki Kogyo Co Ltd	6,000	90
Nippon Denko Co Ltd	40,000	461
Vedanta Resources PLC	27,778	1,210

		1,761

Metal — Iron (1.45%)
Ferrexpo PLC	62,237	490
Labrador Iron Ore Royalty Income Fund	15,446	844
Mount Gibson Iron Ltd (a)	352,468	1,054
Portman Ltd (a)	2,871	47

		2,435

Metal Processors & Fabrication (1.31%)
Advanced Metallurgical Group NV (a)	4,745	405
Sung Kwang Bend Co Ltd	32,405	917
Taewoong Co Ltd	5,246	506
TK Corp	8,722	375

		2,203

Metal Products — Distribution (0.08%)
Daiichi Jitsugyo Co Ltd	17,954	81
Sato Shoji Corp	7,457	57

		138

Metal Products — Fasteners (0.04%)
LISI	670	60
See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Mining Services (1.05%)
Ausenco Ltd	19,853	$291
Eramet	715	710
Major Drilling Group International (a)	15,400	755

		1,756

Miscellaneous Manufacturers (0.28%)
Peace Mark Holdings Ltd	300,000	208
Towa Corp	24,100	265

		473

Mortgage Banks (0.57%)
Home Capital Group Inc	24,800	961

MRI — Medical Diagnostic Imaging (0.49%)
Sonic Healthcare Ltd	59,317	827

Multi-Line Insurance (0.59%)
Baloise Holding AG	4,600	485
Mapfre SA	98,853	473
Milano Assicurazioni SPA	7,187	37

		995

Multimedia (0.54%)
Informa PLC	109,238	899

Networking Products (0.09%)
Net Insight AB (a)	86,000	74
SDL PLC (a)	14,658	85

		159

Non-Ferrous Metals (0.04%)
Recylex SA (a)	5,154	67

Oil — Field Services (1.81%)
Core Laboratories NV	2,599	370
Enerflex Systems Income Fund (a)	15,463	213
Fugro NV	10,005	854
John Wood Group PLC	51,058	503
Petrofac Ltd	65,852	969
Swiber Holdings Ltd (a)	74,000	134

		3,043

Oil Company — Exploration & Production (3.58%)
Afren PLC (a)	50,411	170
Avenir Diversified Income Trust	17,346	141
Birchcliff Energy Ltd (a)	32,700	494
Bonterra Energy Income Trust	1,600	57
Breaker Energy Ltd (a)	10,200	126
Crescent Point Energy Trust (a)	19,600	776
Dana Petroleum PLC (a)	27,014	1,022
Freehold Royalty Trust	21,000	494
JKX Oil & Gas PLC	37,807	395
Melrose Resources PLC	5,557	47
NAL Oil & Gas Trust	5,700	94
Petrobank Energy & Resources Ltd (a)	13,200	689
Trilogy Energy Trust (a)	43,994	586
TriStar Oil and Gas Ltd (a)	40,454	818
Vero Energy Inc (a)	9,600	102

		6,011

Oil Field Machinery & Equipment (0.39%)
Wellstream Holdings PLC (a)	25,543	661

Oil Refining & Marketing (0.47%)
Fuchs Petrolub AG	5,010	476
Singapore Petroleum Co Ltd	65,000	315

		791

Photo Equipment & Supplies (0.07%)
Vitec Group Plc/The	12,140	109

Power Converter & Supply Equipment (0.23%)
Chloride Group PLC	73,564	381

Printing — Commercial (1.21%)
Davis & Henderson Income Fund	12,629	193
De La Rue PLC	42,696	759
Nissha Printing Co Ltd	18,700	1,076

		2,028

Property & Casualty Insurance (0.87%)
Beazley Group PLC	192,655	427
Dongbu Insurance Co Ltd	17,908	657
Green Fire Marine Insurance Co Ltd	2,965	39
LIG Insurance Co Ltd	13,950	334

		1,457

Publishing — Periodicals (0.03%)
Woongjin Holdings Co Ltd	2,270	44

Real Estate Management & Services (1.68%)
Allied Properties HK Ltd (b)	840,000	130
Conwert Immobilien Invest SE (a)	3,841	66
Deutsche Euroshop AG	9,396	360
Fabege AB	85,278	571
Hufvudstaden AB	8,600	83
Midland Holdings Ltd (b)	328,000	204
Nexity	11,658	316
PSP Swiss Property AG (a)	14,275	848
Swiss Prime Site AG (a)	1,446	84
Technopolis PLC	8,043	65
Wihlborgs Fastigheter AB	4,600	83

		2,810

Real Estate Operator & Developer (0.58%)
Hysan Development Co Ltd	90,000	247
K Wah International Holdings Ltd	1,068,000	442
See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Real Estate Operator & Developer (continued)
Plaza Centers NV	34,104	$109
TAI Cheung Holdings	91,000	50
TK Development (a)	8,900	117

		965

Recycling (0.33%)
Asahi Pretec Corp	17,800	555

Reinsurance (0.96%)
Hannover Rueckversicherung AG	23,758	1,172
Korean Reinsurance Co	37,250	429

		1,601

REITS — Diversified (2.95%)
Artis Real Estate Investment Trust	10,660	162
Befimmo SCA	470	50
Canadian Real Estate Investment Trust (b)	19,305	554
Challenger Diversified Property Group	71,129	45
Eurocommercial Properties NV	7,812	372
Hammerson PLC	23,418	416
Klepierre	16,445	829
Macquarie Leisure Trust Group	19,762	28
Mapletree Logistics Trust (b)	303,000	189
Morguard Real Estate Investment Trust	5,405	71
Suntec Real Estate Investment Trust	227,000	227
Unibail-Rodamco (b)	8,674	2,007

		4,950

REITS — Office Property (0.13%)
AMP NZ Office Trust	71,420	64
Prosperity REIT	218,000	42
Tishman Speyer Office Fund	84,050	110

		216

REITS — Shopping Centers (0.27%)
Vastned Retail NV	5,657	454

Retail — Apparel & Shoe (0.04%)
Sprider Stores SA	19,288	69

Retail — Bookstore (0.36%)
Village Vanguard Co Ltd	20	100
WH Smith PLC	67,294	500

		600

Retail — Building Products (0.24%)
Kohnan Shoji Co Ltd	30,200	410

Retail — Catalog Shopping (0.16%)
ASKUL Corp (b)	14,700	275

Retail — Computer Equipment (0.38%)
Game Group PLC	108,665	629

Retail — Consumer Electronics (0.84%)
Bic Camera Inc (b)	246	145
JB Hi-Fi Ltd (b)	84,615	848
Joshin Denki Co Ltd (b)	53,114	408

		1,401

Retail — Convenience Store (0.02%)
Valora Holding AG	137	36

Retail — Drug Store (0.12%)
Create SD Co Ltd	11,200	208

Retail — Jewelry (0.93%)
Folli — Follie SA	1,914	45
Luk Fook Holdings International Ltd	140,000	75
Swatch Group AG	5,751	1,437

		1,557

Retail — Major Department Store (0.17%)
David Jones Ltd (b)	105,441	284

Retail — Miscellaneous/Diversified (0.59%)
Arcs Co Ltd	17,861	239
CJ Home Shopping	2,060	135
GS Home Shopping Inc	720	47
Maruetsu Inc/The (b)	33,000	278
Okuwa Co Ltd	11,000	163
San-A Co Ltd	4,259	136

		998

Retail — Music Store (0.35%)
HMV Group PLC	230,177	594

Retail — Office Supplies (0.18%)
Bechtle AG (b)	10,592	298

Retail — Perfume & Cosmetics (0.08%)
SA SA International Holdings Ltd	296,000	134

Retail — Restaurants (0.10%)
Domino’s Pizza UK & IRL PLC	44,994	163

Retail — Toy Store (0.23%)
Jumbo SA	13,597	382

Retail-Photo Studio (0.06%)
Studio Alice Co Ltd	7,300	93

Rubber — Tires (0.92%)
Nokian Renkaat OYJ (b)	32,019	1,538

Rubber & Plastic Products (0.82%)
Ansell Ltd	55,562	493
Kureha Corp	82,222	496
Polytec Holding AG	12,816	192
See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Rubber & Plastic Products (continued)
Semperit AG Holding	5,152	$202

		1,383

Satellite Telecommunications (0.57%)
Eutelsat Communications	34,454	960

Schools (0.45%)
MegaStudy Co Ltd	2,393	758

Security Services (0.20%)
Prosegur Cia de Seguridad SA	7,795	339

Steel — Producers (1.20%)
BE Group AB	3,878	37
Korea Iron & Steel Co Ltd	594	48
OneSteel Ltd	111,854	798
Salzgitter AG	5,558	1,018
Tokyo Tekko Co Ltd	39,000	114

		2,015

Steel — Specialty (0.11%)
Mitsubishi Steel Manufacturing Co Ltd	39,347	181

Storage & Warehousing (0.29%)
Westshore Terminals Income Fund	25,500	494

Telecommunication Equipment (0.06%)
PKC Group OYJ	4,852	53
Topfield Co Ltd	5,364	52

		105

Telecommunication Services (0.25%)
Telenet Group Holding NV (a)	18,626	422

Television (0.32%)
Modern Times Group AB	9,100	536

Tools — Hand Held (0.26%)
Hitachi Koki Co Ltd	26,853	442

Transport — Marine (1.10%)
Inui Steamship Co Ltd	13,854	205
Jinhui Shipping & Transportation Ltd	42,752	416
Omega Navigation Enterprises Inc	5,655	93
Pacific Basin Shipping Ltd	330,000	471
Smit Internationale NV	6,835	667

		1,852

Transport — Services (1.91%)
Kintetsu World Express Inc	18,600	476
Koninklijke Vopak NV	12,699	861
Stagecoach Group PLC	233,485	1,302
Viterra Inc (a)	40,655	558

		3,197

Transport — Truck (0.58%)
Glovis Co Ltd	1,471	86
Hitachi Transport System Ltd	70,500	891

		977

Travel Services (0.15%)
Flight Centre Ltd	15,553	249

Venture Capital (0.06%)
Altamir Amboise	4,733	49
Dinamia Capital Privado Sociedad de Capital Riesgo SA (a)	1,939	57

		106

Water (0.70%)
Athens Water Supply & Sewage	2,676	41
Northumbrian Water Group PLC	82,628	517
Pennon Group PLC	48,935	622

		1,180

Web Portals (0.79%)
So-net Entertainment Corp	164	587
United Internet AG (b)	37,918	746

		1,333

Wire & Cable Products (0.36%)
Leoni AG	14,012	601

TOTAL COMMON STOCKS		$164,539

PREFERRED STOCKS (0.80%)
Medical Products (0.80%)
Fresenius SE	15,470	1,341

TOTAL PREFERRED STOCKS		$1,341

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.28%)
Commercial Paper (1.28%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$1,077	$1,077

Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	1,077	1,077

		2,154

TOTAL SHORT TERM INVESTMENTS		$2,154

See accompanying notes

Schedule of Investments
International SmallCap Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (8.24%)
Money Center Banks (8.24%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $13,949,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$13,812	$13,811

TOTAL REPURCHASE AGREEMENTS		$13,811

Total Investments		$181,845
Liabilities in Excess of Other Assets, Net — (8.43)%		(14,145)

TOTAL NET ASSETS — 100.00%		$167,700

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$20,589
Unrealized Depreciation	(13,005)

Net Unrealized Appreciation (Depreciation)	7,584
Cost for federal income tax purposes	174,261

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	17.80%
Japan	15.07%
Germany	10.52%
United States	9.85%
Canada	8.42%
Switzerland	6.95%
France	6.57%
Australia	6.26%
Korea, Republic Of	4.38%
Netherlands	3.77%
Spain	3.07%
Hong Kong	2.99%
Italy	2.40%
Finland	1.96%
Sweden	1.43%
Ireland	1.43%
Singapore	0.99%
Denmark	0.98%
Luxembourg	0.91%
Belgium	0.87%
Greece	0.65%
Austria	0.47%
Norway	0.26%
China	0.24%
Portugal	0.07%
Indonesia	0.05%
New Zealand	0.04%
Papua New Guinea	0.03%
Liabilities in Excess of Other Assets, Net	(8.43%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.97%)
Advertising Agencies (0.33%)
Omnicom Group Inc	17,500	$785

Advertising Sales (0.14%)
Lamar Advertising Co (a)(b)	9,400	339

Aerospace & Defense (1.70%)
Boeing Co	13,500	887
General Dynamics Corp	11,400	960
Lockheed Martin Corp	9,000	888
Northrop Grumman Corp	9,500	636
Raytheon Co	5,800	326
Rockwell Collins Inc	7,500	360

		4,057

Aerospace & Defense Equipment (0.65%)
United Technologies Corp	25,000	1,543

Agricultural Chemicals (0.62%)
Monsanto Co	10,900	1,378
Potash Corp of Saskatchewan	400	92

		1,470

Agricultural Operations (0.11%)
Archer-Daniels-Midland Co	7,800	263

Airlines (0.08%)
Southwest Airlines Co	14,600	190

Apparel Manufacturers (0.16%)
Coach Inc (b)	13,400	387

Applications Software (3.08%)
Intuit Inc (b)	13,000	358
Microsoft Corp	226,200	6,223
Red Hat Inc (a)(b)	37,600	778

		7,359

Athletic Footwear (0.13%)
Nike Inc	5,400	322

Audio & Video Products (0.03%)
Harman International Industries Inc	2,000	83

Auto — Car & Light Trucks (0.08%)
General Motors Corp (a)	17,400	200

Auto — Medium & Heavy Duty Trucks (0.25%)
Paccar Inc	14,400	602

Auto/Truck Parts & Equipment — Original (0.10%)
Johnson Controls Inc	8,000	229

Beverages — Non — Alcoholic (1.59%)
Coca-Cola Co/The	35,500	1,845
PepsiCo Inc	30,900	$1,965

		3,810

Brewery (0.58%)
Anheuser-Busch Cos Inc	22,200	1,379

Broadcasting Services & Programming (0.10%)
Discovery Holding Co (b)	10,600	233

Building — Residential & Commercial (0.18%)
Lennar Corp (a)	34,200	422

Building Products — Wood (0.09%)
Masco Corp	13,000	205

Cable TV (0.56%)
Cablevision Systems Corp (b)	8,300	188
DISH Network Corp (b)	7,600	223
Shaw Communications Inc	14,600	297
Time Warner Cable Inc (a)(b)	24,000	635

		1,343

Casino Hotels (0.51%)
Las Vegas Sands Corp (a)(b)	7,200	342
Melco Crown Entertainment Ltd ADR (a)(b)	32,600	304
MGM Mirage (b)	9,210	312
Wynn Resorts Ltd (a)	3,200	260

		1,218

Casino Services (0.27%)
International Game Technology	26,100	652

Cellular Telecommunications (0.31%)
MetroPCS Communications Inc (b)	30,600	542
NII Holdings Inc (b)	4,200	199

		741

Chemicals — Diversified (0.78%)
Dow Chemical Co/The	24,600	859
EI Du Pont de Nemours & Co	23,300	999

		1,858

Chemicals — Specialty (0.13%)
Ecolab Inc (a)	3,900	167
Sigma-Aldrich Corp	2,800	151

		318

Coal (0.73%)
Arch Coal Inc	3,700	278
Consol Energy Inc	7,800	876
Peabody Energy Corp	6,700	590

		1,744

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Coatings & Paint (0.04%)
Sherwin-Williams Co/The	2,300	$106

Commercial Banks (0.44%)
BB&T Corp (a)	3,700	84
First Horizon National Corp (a)	40,000	297
Marshall & Ilsley Corp (a)	28,898	443
Synovus Financial Corp (a)	26,800	234

		1,058

Commercial Services (0.06%)
Quanta Services Inc (a)(b)	4,400	146

Commercial Services — Finance (0.96%)
Automatic Data Processing Inc	13,500	566
H&R Block Inc	46,500	995
Moody’s Corp (a)	4,100	141
Paychex Inc	3,800	119
Western Union Co/The	19,100	472

		2,293

Computer Aided Design (0.29%)
Autodesk Inc (b)	20,400	690

Computer Services (0.14%)
Computer Sciences Corp (b)	7,300	342

Computers (4.24%)
Apple Inc (b)	22,800	3,818
Dell Inc (b)	93,600	2,048
Hewlett-Packard Co	47,600	2,104
International Business Machines Corp	18,200	2,157

		10,127

Computers — Memory Devices (0.55%)
EMC Corp/Massachusetts (b)	52,400	770
SanDisk Corp (b)	15,900	297
Seagate Technology	13,000	249

		1,316

Consulting Services (0.36%)
Accenture Ltd	21,300	867

Consumer Products — Miscellaneous (0.78%)
Clorox Co	11,900	621
Fortune Brands Inc (a)	7,400	462
Kimberly-Clark Corp	12,900	771

		1,854

Cosmetics & Toiletries (2.13%)
Avon Products Inc	12,400	447
Colgate-Palmolive Co	5,100	352
Estee Lauder Cos Inc/The	2,800	130
Procter & Gamble Co	68,292	4,153

		5,082

Data Processing & Management (0.08%)
Fiserv Inc (b)	4,400	200

Disposable Medical Products (0.08%)
CR Bard Inc	2,300	202

Diversified Financial Services (0.08%)
IntercontinentalExchange Inc (b)	1,700	194

Diversified Manufacturing Operations (4.64%)
3M Co	16,600	1,155
Cooper Industries Ltd	5,400	213
Danaher Corp	24,100	1,863
General Electric Co	165,700	4,423
Honeywell International Inc	11,700	588
Illinois Tool Works Inc	19,400	922
ITT Corp	8,100	513
Leggett & Platt Inc	14,600	245
Tyco International Ltd	29,500	1,181

		11,103

Diversified Minerals (0.15%)
BHP Billiton Ltd ADR (a)	4,200	358

Drug Delivery Systems (0.05%)
Hospira Inc (b)	3,000	120

E-Commerce — Products (0.53%)
Amazon.com Inc (b)	17,300	1,269

E-Commerce — Services (0.10%)
Expedia Inc (b)	13,000	239

Electric — Generation (0.37%)
AES Corp/The (b)	46,400	891

Electric — Integrated (2.53%)
Allegheny Energy Inc	2,400	120
Ameren Corp	1,200	51
Centerpoint Energy Inc	24,800	398
Constellation Energy Group Inc	9,600	788
Entergy Corp	6,100	735
FirstEnergy Corp	14,400	1,185
PG&E Corp	7,100	282
PPL Corp	21,000	1,098
Public Service Enterprise Group Inc	17,100	785
TECO Energy Inc (a)	28,100	604

		6,046

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Components — Miscellaneous (0.67%)
Tyco Electronics Ltd	44,400	$1,590

Electronic Components — Semiconductors (1.81%)
Advanced Micro Devices Inc (a)(b)	62,100	362
Intel Corp	86,400	1,856
MEMC Electronic Materials Inc (b)	4,200	259
Texas Instruments Inc	47,700	1,343
Xilinx Inc	20,000	505

		4,325

Electronic Measurement Instruments (0.14%)
Agilent Technologies Inc (b)	9,100	323

Engineering — Research & Development Services (0.37%)
Fluor Corp	2,300	428
Foster Wheeler Ltd (b)	2,800	205
McDermott International Inc (b)	3,900	241

		874

Enterprise Software & Services (0.24%)
Oracle Corp (b)	27,300	573

Entertainment Software (0.16%)
Electronic Arts Inc (b)	8,800	391

Fiduciary Banks (0.89%)
Bank of New York Mellon Corp/The	27,100	1,025
Northern Trust Corp	3,400	233
State Street Corp	13,400	858

		2,116

Finance — Commercial (0.04%)
CIT Group Inc (a)	12,600	86

Finance — Credit Card (0.40%)
American Express Co	21,400	806
Discover Financial Services	10,900	144

		950

Finance — Investment Banker & Broker (3.79%)
Citigroup Inc	141,060	2,364
Goldman Sachs Group Inc/The	9,400	1,644
Interactive Brokers Group Inc (a)(b)	6,600	212
JPMorgan Chase & Co	73,188	2,511
Lehman Brothers Holdings Inc	18,700	370
Merrill Lynch & Co Inc (a)	23,800	755
Morgan Stanley	33,400	1,205

		9,061

Finance — Mortgage Loan/Banker (0.25%)
Fannie Mae	12,300	240
Freddie Mac	21,400	351

		591

Finance — Other Services (0.21%)
CME Group Inc	1,300	498

Food — Miscellaneous/Diversified (1.12%)
Campbell Soup Co	14,700	492
ConAgra Foods Inc	10,000	193
General Mills Inc	9,100	553
Kraft Foods Inc	40,593	1,155
Sara Lee Corp	23,700	290

		2,683

Food — Retail (0.25%)
Kroger Co/The	9,600	277
SUPERVALU Inc	8,400	259
Whole Foods Market Inc (a)	2,600	62

		598

Food — Wholesale & Distribution (0.14%)
Sysco Corp	12,100	333

Forestry (0.10%)
Weyerhaeuser Co	4,700	240

Gas — Distribution (0.43%)
NiSource Inc	5,600	100
Sempra Energy	16,400	926

		1,026

Gold Mining (0.17%)
Agnico-Eagle Mines Ltd (a)	5,500	409

Health Care Cost Containment (0.24%)
McKesson Corp	10,400	581

Hotels & Motels (0.29%)
Marriott International Inc/DE	26,400	693

Human Resources (0.11%)
Monster Worldwide Inc (b)	5,300	109
Robert Half International Inc	6,800	163

		272

Independent Power Producer (0.51%)
Dynegy Inc (b)	52,500	449
NRG Energy Inc (b)	15,900	682
Reliant Energy Inc (b)	4,400	94

		1,225

Industrial Automation & Robots (0.09%)
Rockwell Automation Inc/DE	5,000	219

Industrial Gases (0.50%)
Praxair Inc	12,800	1,206
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Scientific (0.08%)
Waters Corp (b)	2,900	$187

Insurance Brokers (0.31%)
Aon Corp	14,300	657
Marsh & McLennan Cos Inc	3,200	85

		742

Investment Management & Advisory Services (0.45%)
Ameriprise Financial Inc	14,820	603
Franklin Resources Inc	4,600	421
Janus Capital Group Inc	2,000	53

		1,077

Life & Health Insurance (0.30%)
Prudential Financial Inc	12,100	723

Machinery — Construction & Mining (0.20%)
Terex Corp (b)	9,500	488

Machinery — Farm (0.46%)
Deere & Co	15,300	1,104

Medical — Biomedical/Gene (1.99%)
Amgen Inc (b)	22,800	1,075
Biogen Idec Inc (b)	6,200	346
Celgene Corp (b)	13,800	881
Genentech Inc (b)	2,300	175
Genzyme Corp (b)	3,300	238
Gilead Sciences Inc (b)	35,300	1,869
Millipore Corp (b)	2,400	163

		4,747

Medical — Drugs (3.96%)
Abbott Laboratories	27,700	1,467
Allergan Inc/United States	12,900	672
Bristol-Myers Squibb Co	46,000	944
Cephalon Inc (b)	2,300	153
Eli Lilly & Co	20,500	946
Merck & Co Inc	55,600	2,096
Pfizer Inc	43,200	755
Schering-Plough Corp	43,300	853
Wyeth	33,200	1,592

		9,478

Medical — HMO (1.27%)
Aetna Inc	10,400	422
Cigna Corp	16,000	566
Coventry Health Care Inc (b)	6,400	195
Humana Inc (b)	12,400	493
UnitedHealth Group Inc	19,500	512
WellPoint Inc (b)	17,800	848

		3,036

Medical — Wholesale Drug Distribution (0.05%)
Cardinal Health Inc	2,500	129

Medical Instruments (0.94%)
Medtronic Inc	32,500	1,682
St Jude Medical Inc (b)	14,000	572

		2,254

Medical Laboratory & Testing Service (0.12%)
Laboratory Corp of America Holdings (a)(b)	4,100	285

Medical Products (2.86%)
Baxter International Inc	17,000	1,087
Becton Dickinson & Co	5,300	431
Covidien Ltd	17,600	843
Johnson & Johnson	58,900	3,789
Stryker Corp	5,800	365
Zimmer Holdings Inc (b)	4,700	320

		6,835

Metal — Diversified (0.60%)
Freeport-McMoRan Copper & Gold Inc	12,153	1,424

Metal — Iron (0.18%)
Cleveland-Cliffs Inc	3,600	429

Metal Processors & Fabrication (0.07%)
Precision Castparts Corp	1,700	164

Motorcycle/Motor Scooter (0.11%)
Harley-Davidson Inc	7,200	261

Multi-Line Insurance (1.99%)
ACE Ltd	13,600	749
American International Group Inc	59,300	1,569
Assurant Inc	2,300	152
Genworth Financial Inc	13,600	242
Hartford Financial Services Group Inc	8,800	568
Loews Corp (a)	9,600	450
MetLife Inc	19,300	1,019

		4,749

Multimedia (1.57%)
EW Scripps Co	4,500	187
McGraw-Hill Cos Inc/The (a)	6,600	265
Meredith Corp (a)	3,400	96
News Corp	39,700	597
Time Warner Inc	101,100	1,496
Viacom Inc (b)	6,500	198
Walt Disney Co/The	28,900	902

		3,741

Networking Products (1.09%)
Cisco Systems Inc (b)	70,300	1,635
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Networking Products (continued)
Juniper Networks Inc (b)	43,500	$965

		2,600

Non — Hazardous Waste Disposal (0.38%)
Allied Waste Industries Inc (b)	55,200	697
Republic Services Inc	6,950	206

		903

Oil — Field Services (2.83%)
Baker Hughes Inc	15,200	1,328
BJ Services Co	17,700	565
Schlumberger Ltd	42,000	4,512
Smith International Inc	4,400	366

		6,771

Oil & Gas Drilling (0.79%)
Nabors Industries Ltd (a)(b)	9,700	478
Transocean Inc	9,274	1,413

		1,891

Oil Company — Exploration & Production (2.21%)
Devon Energy Corp	7,300	877
EOG Resources Inc	9,100	1,194
Newfield Exploration Co (b)	6,300	411
Occidental Petroleum Corp	13,800	1,240
Range Resources Corp	3,600	236
XTO Energy Inc	19,500	1,336

		5,294

Oil Company — Integrated (7.88%)
Chevron Corp	47,800	4,738
ConocoPhillips	11,400	1,076
Exxon Mobil Corp	120,800	10,646
Murphy Oil Corp	14,100	1,383
Total SA ADR	11,600	989

		18,832

Oil Field Machinery & Equipment (0.65%)
FMC Technologies Inc (b)	12,800	985
National Oilwell Varco Inc (b)	6,477	574

		1,559

Oil Refining & Marketing (0.43%)
Sunoco Inc	11,300	460
Valero Energy Corp	13,800	568

		1,028

Optical Supplies (0.11%)
Alcon Inc	1,600	260

Paper & Related Products (0.23%)
International Paper Co	16,900	394
MeadWestvaco Corp (a)	6,700	160

		554

Pharmacy Services (0.35%)
Medco Health Solutions Inc (b)	17,600	831

Pipelines (1.04%)
Spectra Energy Corp	39,200	1,127
Williams Cos Inc	33,700	1,358

		2,485

Property & Casualty Insurance (0.36%)
Progressive Corp/The	9,300	174
Travelers Cos Inc/The	16,015	695

		869

Radio (0.05%)
XM Satellite Radio Holdings Inc (a)(b)	14,800	116

Regional Banks (2.93%)
Bank of America Corp	114,686	2,738
National City Corp (b)(c)(d)(e)	6,300	30
National City Corp (a)	20,300	97
PNC Financial Services Group Inc	9,000	514
SunTrust Banks Inc	6,900	250
US Bancorp	44,400	1,238
Wachovia Corp	29,800	463
Wells Fargo & Co	70,000	1,662

		6,992

REITS — Apartments (0.24%)
Equity Residential	14,900	570

REITS — Office Property (0.23%)
Boston Properties Inc	6,100	550

REITS — Regional Malls (0.39%)
Simon Property Group Inc	10,300	926

REITS — Warehouse & Industrial (0.17%)
Prologis	7,500	408

Retail — Apparel & Shoe (0.12%)
Ross Stores Inc	8,100	288

Retail — Bedding (0.41%)
Bed Bath & Beyond Inc (b)	34,900	981

Retail — Building Products (0.80%)
Home Depot Inc	41,900	981
Lowe’s Cos Inc	44,400	922

		1,903

Retail — Computer Equipment (0.03%)
GameStop Corp (b)	1,700	69
See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	2,550	$101

Retail — Discount (1.70%)
Costco Wholesale Corp	8,900	624
Target Corp	5,000	232
Wal-Mart Stores Inc	57,200	3,215

		4,071

Retail — Drug Store (0.70%)
CVS/Caremark Corp	34,478	1,364
Walgreen Co	9,700	316

		1,680

Retail — Regional Department Store (0.42%)
Kohl’s Corp (b)	24,900	997

Retail — Restaurants (0.88%)
McDonald’s Corp	25,900	1,456
Yum! Brands Inc	18,600	653

		2,109

Savings & Loans — Thrifts (0.03%)
Washington Mutual Inc (b)(e)	13,400	66

Schools (0.08%)
Apollo Group Inc (b)	4,200	186

Semiconductor Component — Integrated Circuits (0.39%)
Marvell Technology Group Ltd (b)	52,400	925

Semiconductor Equipment (0.34%)
Applied Materials Inc	30,900	590
ASML Holding NV	9,600	234

		824

Steel — Producers (0.27%)
Nucor Corp	8,700	650

Telecommunication Equipment (0.29%)
Alcatel-Lucent ADR (b)	116,192	702

Telecommunication Equipment — Fiber Optics (0.38%)
Corning Inc	15,600	360
JDS Uniphase Corp (a)(b)	48,700	553

		913

Telephone — Integrated (2.49%)
AT&T Inc	146,677	4,942
Sprint Nextel Corp	106,000	1,007

		5,949

Therapeutics (0.06%)
Warner Chilcott Ltd (a)(b)	7,900	134

Tobacco (0.99%)
Lorillard Inc (b)	4,100	284
Philip Morris International Inc	42,200	2,084

		2,368

Tools — Hand Held (0.05%)
Stanley Works/The	2,700	121

Toys (0.07%)
Mattel Inc	9,100	156

Transport — Rail (0.67%)
Canadian National Railway Co (a)	10,100	486
Norfolk Southern Corp	4,800	301
Union Pacific Corp	10,800	815

		1,602

Transport — Services (0.27%)
Expeditors International Washington Inc	15,200	654

Web Portals (1.32%)
Google Inc (b)	6,000	3,159

Wireless Equipment (1.49%)
American Tower Corp (b)	21,660	915
Crown Castle International Corp (b)	13,600	527
Motorola Inc	52,400	384
Qualcomm Inc	39,100	1,735

		3,561

TOTAL COMMON STOCKS		$236,579

PREFERRED STOCKS (0.04%)
Regional Banks (0.04%)
National City Corp (b)(d)(e)	1	95

TOTAL PREFERRED STOCKS		$95

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.06%)
Commercial Paper (0.06%)
United States Treasury Bill
2.40%, 7/24/2008 (f)	$150	$150

TOTAL SHORT TERM INVESTMENTS		$150

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (4.15%)
Money Center Banks (4.15%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $10,026,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (g)	$9,927	$9,926

TOTAL REPURCHASE AGREEMENTS		$9,926

Total Investments		$246,750
Liabilities in Excess of Other Assets, Net — (3.22)%		(7,693)

TOTAL NET ASSETS - 100.00%		$239,057

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Restricted Security. At the end of the period, the value of this security totaled $30 or 0.01% of net assets. The security was purchased on April 29, 2008 at a cost of $32 ($5.00 per share).

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $191 or 0.08% of net assets.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $150 or 0.06% of net assets.

(g)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$20,496
Unrealized Depreciation	(41,284)

Net Unrealized Appreciation (Depreciation)	(20,788)
Cost for federal income tax purposes	267,538
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; September 2008	23	$1,486	$1,473	$(13)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.24%
Financial	17.67%
Energy	16.57%
Technology	11.33%
Communications	10.75%
Industrial	10.51%
Consumer, Cyclical	7.48%
Utilities	3.84%
Basic Materials	3.77%
Government	0.06%
Liabilities in Excess of Other Assets, Net	(3.22%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.62%
See accompanying notes

Schedule of Investments
LargeCap Growth Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.25%)
Aerospace & Defense Equipment (1.41%)
United Technologies Corp	71,400	$4,405

Agricultural Chemicals (4.37%)
Monsanto Co	50,358	6,367
Potash Corp of Saskatchewan	31,900	7,292

		13,659

Applications Software (4.00%)
Microsoft Corp	454,300	12,498

Athletic Footwear (0.91%)
Nike Inc	47,981	2,860

Beverages — Non-Alcoholic (2.79%)
Coca-Cola Co/The	167,833	8,724

Coal (1.60%)
Peabody Energy Corp	57,000	5,019

Commercial Services (1.55%)
Alliance Data Systems Corp (a)	85,700	4,848

Commercial Services — Finance (4.82%)
Mastercard Inc	23,534	6,249
Visa Inc	49,974	4,063
Western Union Co/The	192,300	4,754

		15,066

Computers (7.15%)
Apple Inc (a)	52,022	8,711
Hewlett-Packard Co	209,800	9,275
Research In Motion Ltd (a)	37,541	4,388

		22,374

Cosmetics & Toiletries (1.49%)
Avon Products Inc	129,129	4,651

E-Commerce — Products (1.05%)
Amazon.com Inc (a)	44,600	3,271

E-Commerce — Services (1.50%)
eBay Inc (a)	171,500	4,687

Electric Products — Miscellaneous (1.91%)
Emerson Electric Co	121,100	5,988

Electronic Components — Semiconductors (1.18%)
MEMC Electronic Materials Inc (a)	60,200	3,705

Energy — Alternate Sources (1.68%)
First Solar Inc (a)	19,300	5,265

Entertainment Software (0.52%)
Activision Inc (a)	48,000	1,636

Fiduciary Banks (1.43%)
State Street Corp	69,728	4,462

Finance — Investment Banker & Broker (4.35%)
Goldman Sachs Group Inc/The	40,700	7,118
JPMorgan Chase & Co	189,500	6,502

		13,620

Food — Miscellaneous/Diversified (1.03%)
General Mills Inc	53,000	3,221

Instruments — Scientific (1.30%)
Thermo Fisher Scientific Inc (a)	72,700	4,052

Machinery — Construction & Mining (0.94%)
Caterpillar Inc	40,000	2,953

Machinery — Farm (1.83%)
Deere & Co	79,500	5,734

Medical — Biomedical/Gene (5.26%)
Genzyme Corp (a)	48,800	3,515
Gilead Sciences Inc (a)	244,600	12,951

		16,466

Medical — Generic Drugs (1.70%)
Teva Pharmaceutical Industries Ltd ADR	116,200	5,322

Medical Instruments (2.16%)
Intuitive Surgical Inc (a)	25,049	6,748

Medical Products (2.12%)
Baxter International Inc	103,800	6,637

Networking Products (2.18%)
Cisco Systems Inc (a)	292,800	6,811

Oil & Gas Drilling (1.27%)
Transocean Inc	26,000	3,962

Oil Company — Exploration & Production (6.42%)
Chesapeake Energy Corp	77,000	5,079
Devon Energy Corp	85,200	10,238
Occidental Petroleum Corp	53,000	4,762

		20,079

Oil Company — Integrated (1.60%)
Hess Corp	39,600	4,997

Oil Field Machinery & Equipment (2.11%)
National Oilwell Varco Inc (a)	74,300	6,592
See accompanying notes

Schedule of Investments
LargeCap Growth Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Optical Supplies (1.94%)
Alcon Inc	37,200	$6,056

Pharmacy Services (1.60%)
Express Scripts Inc (a)	79,600	4,993

Regional Banks (1.23%)
Capital One Financial Corp	101,400	3,854

Retail — Apparel & Shoe (1.01%)
Guess ? Inc	83,960	3,144

Retail — Discount (4.52%)
Wal-Mart Stores Inc	251,600	14,140

Retail — Major Department Store (0.00%)

Retail — Restaurants (2.28%)
McDonald’s Corp	126,600	7,117

Semiconductor Equipment (1.09%)
Applied Materials Inc	179,000	3,418

Steel — Producers (1.22%)
Nucor Corp	51,075	3,814

Transport — Rail (1.11%)
Union Pacific Corp	46,000	3,473

Web Portals (2.93%)
Google Inc (a)	17,390	9,154

Wireless Equipment (2.69%)
American Tower Corp (a)	75,000	3,169
Qualcomm Inc	118,000	5,235

		8,404

TOTAL COMMON STOCKS		$297,879

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.98%)
Commercial Paper (2.98%)
Investment in Joint Trade Account; HSBC Funding 2.25%, 7/1/2008	$4,655	$4,655
Investment in Joint Trading Account; Prudential Funding 2.25%, 7/1/2008	4,656	4,656

		9,311

TOTAL SHORT TERM INVESTMENTS		$9,311

REPURCHASE AGREEMENTS (0.11%)
Money Center Banks (0.11%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $351,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$348	$348

TOTAL REPURCHASE AGREEMENTS		$348

Total Investments		$307,538
Other Assets in Excess of Liabilities, Net - 1.66%		5,186

TOTAL NET ASSETS - 100.00%		$312,724

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$47,387
Unrealized Depreciation	(13,649)

Net Unrealized Appreciation (Depreciation)	33,738
Cost for federal income tax purposes	273,800
All dollar amounts are shown in thousands (000 ‘s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	26.45%
Energy	14.68%
Technology	13.95%
Communications	10.34%
Financial	10.10%
Consumer, Cyclical	8.72%
Industrial	8.51%
Basic Materials	5.59%
Other Assets in Excess of Liabilities, Net	1.66%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.62%)
Advertising Sales (0.74%)
Lamar Advertising Co (a)(b)	52,700	$1,899

Aerospace & Defense (0.89%)
General Dynamics Corp	27,200	2,290

Applications Software (2.82%)
Microsoft Corp	263,600	7,252

Casino Hotels (1.51%)
Las Vegas Sands Corp (a)(b)	55,600	2,638
MGM Mirage (b)	37,110	1,257

		3,895

Casino Services (1.00%)
International Game Technology	103,600	2,588

Cellular Telecommunications (0.95%)
MetroPCS Communications Inc (b)	137,700	2,439

Commercial Services — Finance (1.80%)
Automatic Data Processing Inc	76,300	3,197
Mastercard Inc	5,400	1,434

		4,631

Computer Aided Design (0.46%)
Autodesk Inc (b)	34,700	1,173

Computers (4.11%)
Apple Inc (b)	45,600	7,635
Dell Inc (b)	135,200	2,958

		10,593

Consulting Services (2.37%)
Accenture Ltd	149,700	6,096

Diversified Manufacturing Operations (3.81%)
Danaher Corp	126,900	9,809

E-Commerce — Products (3.41%)
Amazon.com Inc (b)	119,800	8,785

E-Commerce — Services (0.75%)
Expedia Inc (b)	105,700	1,943

Electronic Components — Miscellaneous (0.57%)
Tyco Electronics Ltd	40,700	1,458

Electronic Components — Semiconductors (5.31%)
Broadcom Corp (b)	164,100	4,478
Intel Corp	230,100	4,943
Xilinx Inc	168,100	4,244

		13,665

Engineering — Research & Development Services (2.33%)
Foster Wheeler Ltd (b)	36,000	2,633
McDermott International Inc (b)	54,300	3,361

		5,994

Entertainment Software (1.58%)
Electronic Arts Inc (b)	91,300	4,057

Fiduciary Banks (2.56%)
State Street Corp	103,000	6,591

Finance — Investment Banker & Broker (2.99%)
Charles Schwab Corp/The	48,400	994
Goldman Sachs Group Inc/The	16,200	2,833
Morgan Stanley	107,700	3,885

		7,712

Health Care Cost Containment (1.03%)
McKesson Corp	47,400	2,650

Hotels & Motels (1.27%)
Marriott International Inc/DE	124,800	3,275

Human Resources (0.55%)
Monster Worldwide Inc (b)	68,800	1,418

Independent Power Producer (0.94%)
NRG Energy Inc (b)	56,700	2,432

Industrial Gases (2.03%)
Praxair Inc	55,500	5,230

Investment Management & Advisory Services (1.37%)
Franklin Resources Inc	38,600	3,538

Medical — Biomedical/Gene (7.00%)
Celgene Corp (b)	59,543	3,803
Genentech Inc (b)	60,100	4,562
Gilead Sciences Inc (b)	182,500	9,663

		18,028

Medical — Drugs (3.55%)
Allergan Inc/United States	71,700	3,732
Elan Corp PLC ADR (b)	39,200	1,393
Wyeth	84,000	4,029

		9,154

Medical — HMO (1.07%)
Humana Inc (b)	69,400	2,760

Medical Instruments (2.71%)
Medtronic Inc	80,500	4,166
St Jude Medical Inc (b)	69,000	2,821

		6,987

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (2.01%)
Baxter International Inc	34,100	$2,181
Stryker Corp	47,600	2,993

		5,174

Metal — Diversified (1.26%)
Freeport-McMoRan Copper & Gold Inc	27,600	3,235

Networking Products (3.23%)
Juniper Networks Inc (b)	374,800	8,313

Oil — Field Services (3.56%)
Schlumberger Ltd	85,300	9,164

Oil Company — Integrated (1.12%)
Suncor Energy Inc	49,800	2,894

Pharmacy Services (1.10%)
Medco Health Solutions Inc (b)	60,100	2,837

Retail — Bedding (0.91%)
Bed Bath & Beyond Inc (a)(b)	83,400	2,344

Retail — Discount (1.92%)
Wal-Mart Stores Inc	88,100	4,951

Retail — Drug Store (1.93%)
CVS/Caremark Corp	125,507	4,966

Retail — Regional Department Store (1.47%)
Kohl’s Corp (b)	94,500	3,784

Retail — Restaurants (1.18%)
Yum! Brands Inc	86,300	3,028

Semiconductor Component — Integrated Circuits (3.02%)
Marvell Technology Group Ltd (b)	439,800	7,767

Semiconductor Equipment (0.76%)
ASML Holding NV	80,500	1,964

Telecommunication Equipment (0.00%)
Nortel Networks Corp (a)(b)	52	—

Telecommunication Equipment — Fiber Optics (0.04%)
Corning Inc	4,400	101

Toys (1.22%)
Nintendo Co Ltd ADR	45,000	3,143

Transport — Services (1.34%)
Expeditors International Washington Inc	80,100	3,444

Web Portals (4.41%)
Google Inc (b)	21,600	11,371

Wireless Equipment (6.66%)
American Tower Corp (b)	210,600	8,898
Crown Castle International Corp (b)	75,700	2,932
Qualcomm Inc	120,200	5,333

		17,163

TOTAL COMMON STOCKS		$253,985

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.83%)
Money Center Banks (1.83%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $4,770,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (c)	$4,723	$4,723

TOTAL REPURCHASE AGREEMENTS		$4,723

Total Investments		$258,708
Liabilities in Excess of Other Assets, Net — (0.45)%		(1,156)

TOTAL NET ASSETS — 100.00%		$257,552

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$31,466
Unrealized Depreciation	(22,748)

Net Unrealized Appreciation (Depreciation)	8,718
Cost for federal income tax purposes	249,990
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.19%
Communications	20.20%
Technology	18.04%
Consumer, Cyclical	12.42%
Industrial	8.93%
Financial	8.76%
Energy	4.68%
Basic Materials	3.29%
Utilities	0.94%
Liabilities in Excess of Other Assets, Net	(0.45%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.98%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)	6,748	$58
Omnicom Group Inc	4,580	206

		264

Aerospace & Defense (1.51%)
Boeing Co	10,745	706
General Dynamics Corp	5,698	480
Lockheed Martin Corp	4,830	477
Northrop Grumman Corp	4,891	327
Raytheon Co	6,048	340
Rockwell Collins Inc	2,298	110

		2,440

Aerospace & Defense Equipment (0.58%)
Goodrich Corp	1,788	85
United Technologies Corp	13,915	858

		943

Agricultural Chemicals (0.61%)
Monsanto Co	7,847	992

Agricultural Operations (0.19%)
Archer-Daniels-Midland Co	9,207	311

Airlines (0.08%)
Southwest Airlines Co	10,463	136

Apparel Manufacturers (0.18%)
Coach Inc (b)	4,880	141
Jones Apparel Group Inc	1,238	17
Polo Ralph Lauren Corp	824	52
VF Corp	1,248	89

		299

Appliances (0.04%)
Whirlpool Corp (a)	1,074	66

Applications Software (2.10%)
Citrix Systems Inc (b)	2,624	77
Compuware Corp (b)	3,741	36
Intuit Inc (b)	4,590	127
Microsoft Corp	114,522	3,150

		3,390

Athletic Footwear (0.20%)
Nike Inc	5,425	323

Audio & Video Products (0.02%)
Harman International Industries Inc	832	34

Auto — Car & Light Trucks (0.15%)
Ford Motor Co (a)(b)	32,057	154
General Motors Corp (a)	8,095	93

		247

Auto — Medium & Heavy Duty Trucks (0.14%)
Paccar Inc	5,221	218

Auto/Truck Parts & Equipment — Original (0.15%)
Johnson Controls Inc	8,485	243

Beverages — Non-Alcoholic (1.89%)
Coca-Cola Co/The	28,563	1,485
Coca-Cola Enterprises Inc	4,113	71
Pepsi Bottling Group Inc	1,936	54
PepsiCo Inc	22,679	1,442

		3,052

Beverages — Wine & Spirits (0.09%)
Brown-Forman Corp	1,206	91
Constellation Brands Inc (a)(b)	2,794	56

		147

Brewery (0.46%)
Anheuser-Busch Cos Inc	10,196	633
Molson Coors Brewing Co	2,001	109

		742

Broadcasting Services & Programming (0.15%)
Clear Channel Communications Inc	7,119	251

Building — Residential & Commercial (0.09%)
Centex Corp (a)	1,766	23
DR Horton Inc (a)	3,929	43
KB Home	1,101	19
Lennar Corp (a)	2,000	25
Pulte Homes Inc	3,054	29

		139

Building Products — Wood (0.05%)
Masco Corp	5,172	81

Cable TV (0.66%)
Comcast Corp	42,337	803
DIRECTV Group Inc/The (b)	10,158	263

		1,066

Casino Services (0.07%)
International Game Technology	4,427	111

Chemicals — Diversified (0.77%)
Dow Chemical Co/The	13,304	465
EI Du Pont de Nemours & Co	12,879	552
PPG Industries Inc	2,346	135
Rohm & Haas Co	1,793	83

		1,235

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (0.24%)
Ashland Inc	801	$39
Eastman Chemical Co	1,090	75
Ecolab Inc	2,509	108
Hercules Inc	1,617	27
International Flavors & Fragrances Inc	1,151	45
Sigma-Aldrich Corp	1,843	99

		393

Coal (0.46%)
Consol Energy Inc	2,613	293
Massey Energy Co	1,151	108
Peabody Energy Corp	3,882	342

		743

Coatings & Paint (0.04%)
Sherwin-Williams Co/The	1,413	65

Commercial Banks (0.30%)
BB&T Corp	7,819	178
First Horizon National Corp (a)	2,671	20
M&T Bank Corp (a)	1,102	78
Marshall & Ilsley Corp (a)	3,704	57
Regions Financial Corp (a)	9,935	108
Zions Bancorporation (a)	1,538	48

		489

Commercial Services (0.02%)
Convergys Corp (b)	1,767	26

Commercial Services — Finance (0.64%)
Automatic Data Processing Inc	7,413	311
Equifax Inc	1,852	62
H&R Block Inc	4,652	100
Moody’s Corp (a)	2,904	100
Paychex Inc	4,586	143
Total System Services Inc	2,834	63
Western Union Co/The	10,580	261

		1,040

Computer Aided Design (0.07%)
Autodesk Inc (b)	3,202	108

Computer Services (0.31%)
Affiliated Computer Services Inc (b)	1,378	74
Cognizant Technology Solutions Corp (b)	4,131	135
Computer Sciences Corp (b)	2,161	101
Electronic Data Systems Corp	7,190	177
Unisys Corp (b)	5,094	20

		507

Computers (4.18%)
Apple Inc (b)	12,606	2,111
Dell Inc (b)	28,896	632
Hewlett-Packard Co	35,263	1,559
International Business Machines Corp	19,639	2,328
Sun Microsystems Inc (b)	11,178	121

		6,751

Computers — Integrated Systems (0.04%)
Teradata Corp (b)	2,569	59

Computers — Memory Devices (0.37%)
EMC Corp/Massachusetts (b)	29,558	434
NetApp Inc (b)	4,912	107
SanDisk Corp (b)	3,213	60

		601

Computers — Peripheral Equipment (0.03%)
Lexmark International Inc (b)	1,361	46

Consumer Products — Miscellaneous (0.37%)
Clorox Co	1,971	103
Fortune Brands Inc	2,197	137
Kimberly-Clark Corp	5,983	358

		598

Containers — Metal & Glass (0.04%)
Ball Corp	1,398	67

Containers — Paper & Plastic (0.07%)
Bemis Co Inc (a)	1,425	32
Pactiv Corp (b)	1,870	40
Sealed Air Corp (a)	2,290	43

		115

Cosmetics & Toiletries (2.14%)
Avon Products Inc	6,102	220
Colgate-Palmolive Co	7,261	502
Estee Lauder Cos Inc/The	1,635	76
Procter & Gamble Co	43,653	2,654

		3,452

Cruise Lines (0.13%)
Carnival Corp	6,245	206

Data Processing & Management (0.12%)
Fidelity National Information Services	2,455	91
Fiserv Inc (b)	2,344	106

		197

Dental Supplies & Equipment (0.03%)
Patterson Cos Inc (a)(b)	1,849	54

Disposable Medical Products (0.08%)
CR Bard Inc	1,420	125

Distribution & Wholesale (0.10%)
Genuine Parts Co	2,342	93
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (continued)
WW Grainger Inc	930	$76

		169

Diversified Financial Services (0.07%)
IntercontinentalExchange Inc (b)	1,009	115

Diversified Manufacturing Operations (4.35%)
3M Co	10,070	701
Cooper Industries Ltd	2,488	98
Danaher Corp	3,642	281
Dover Corp	2,708	131
Eaton Corp	2,354	200
General Electric Co (c)	142,518	3,804
Honeywell International Inc	10,603	533
Illinois Tool Works Inc	5,681	270
Ingersoll-Rand Co Ltd	4,544	170
ITT Corp	2,598	165
Leggett & Platt Inc	2,378	40
Parker Hannifin Corp	2,398	171
Textron Inc	3,564	171
Tyco International Ltd	6,895	276

		7,011

Diversified Operations (0.07%)
Leucadia National Corp	2,529	119

Drug Delivery Systems (0.06%)
Hospira Inc (b)	2,275	91

E-Commerce — Products (0.20%)
Amazon.com Inc (b)	4,419	324

E-Commerce — Services (0.33%)
eBay Inc (b)	15,806	432
Expedia Inc (b)	2,988	55
lAC/InterActiveCorp (b)	2,591	50

		537

Electric — Generation (0.11%)
AES Corp/The (b)	9,606	185

Electric — Integrated (3.50%)
Allegheny Energy Inc	2,403	120
Ameren Corp	2,995	127
American Electric Power Co Inc	5,742	231
Centerpoint Energy Inc	4,694	75
CMS Energy Corp	3,221	48
Consolidated Edison Inc	3,898	152
Constellation Energy Group Inc	2,551	209
Dominion Resources Inc/VA	8,264	392
DTE Energy Co	2,333	99
Duke Energy Corp	18,082	314
Edison International	4,659	239
Entergy Corp	2,738	330
Exelon Corp	9,380	844
FirstEnergy Corp	4,359	359
FPL Group Inc	5,835	383
Integrys Energy Group Inc	1,093	56
Pepco Holdings Inc	2,880	74
PG&E Corp	5,108	203
Pinnacle West Capital Corp	1,439	44
PPL Corp	5,334	279
Progress Energy Inc	3,736	156
Public Service Enterprise Group Inc	7,271	334
Southern Co	10,970	383
TECO Energy Inc	3,013	65
Xcel Energy Inc	6,161	124

		5,640

Electric Products — Miscellaneous (0.37%)
Emerson Electric Co	11,164	552
Molex Inc	1,991	49

		601

Electronic Components — Miscellaneous (0.18%)
Jabil Circuit Inc	2,991	49
Tyco Electronics Ltd	6,835	245

		294

Electronic Components — Semiconductors (2.08%)
Advanced Micro Devices Inc (a)(b)	8,673	51
Altera Corp	4,287	89
Broadcom Corp (b)	6,395	174
Intel Corp	81,901	1,759
LSI Corp (a)(b)	9,115	56
MEMC Electronic Materials Inc (b)	3,256	200
Microchip Technology Inc (a)	2,645	81
Micron Technology Inc (b)	10,879	65
National Semiconductor Corp	3,086	63
Nvidia Corp (b)	7,932	148
QLogic Corp (a)(b)	1,895	28
Texas Instruments Inc	18,913	533
Xilinx Inc	3,993	101

		3,348

Electronic Forms (0.19%)
Adobe Systems Inc (b)	7,604	300

Electronic Measurement Instruments (0.11%)
Agilent Technologies Inc (b)	5,149	183

Electronics — Military (0.10%)
L-3 Communications Holdings Inc	1,754	159
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development Services (0.23%)
Fluor Corp	1,268	$236
Jacobs Engineering Group Inc (b)	1,742	141

		377

Engines — Internal Combustion (0.12%)
Cummins Inc	2,904	190

Enterprise Software & Services (0.90%)
BMC Software Inc (b)	2,731	98
CA Inc	5,583	129
Novell Inc (b)	5,060	30
Oracle Corp (b)	56,717	1,191

		1,448

Entertainment Software (0.13%)
Electronic Arts Inc (b)	4,553	202

Fiduciary Banks (0.74%)
Bank of New York Mellon Corp/The	16,355	619
Northern Trust Corp	2,738	188
State Street Corp	6,100	390

		1,197

Filtration & Separation Products (0.04%)
Pall Corp	1,714	68

Finance — Commercial (0.02%)
CIT Group Inc (a)	4,041	28

Finance — Consumer Loans (0.08%)
SLM Corp (b)	6,675	129

Finance — Credit Card (0.44%)
American Express Co	16,563	624
Discover Financial Services	6,854	90

		714

Finance — Investment Banker & Broker (3.41%)
Charles Schwab Corp/The	13,278	273
Citigroup Inc	77,843	1,305
E*Trade Financial Corp (a)(b)	6,764	21
Goldman Sachs Group Inc/The	5,636	986
JPMorgan Chase & Co	49,375	1,694
Lehman Brothers Holdings Inc	9,961	197
Merrill Lynch & Co Inc (a)	14,089	447
Morgan Stanley	15,831	571

		5,494

Finance — Mortgage Loan/Banker (0.30%)
Countrywide Financial Corp (a)	8,341	35
Fannie Mae	15,218	297
Freddie Mac	9,247	152

		484

Finance — Other Services (0.30%)
CME Group Inc	779	298
NYSE Euronext	3,789	192

		490

Financial Guarantee Insurance (0.01%)
MBIA Inc (a)	3,035	13
MGIC Investment Corp (a)	1,788	11

		24

Food — Confectionery (0.20%)
Hershey Co/The (a)	2,402	79
WM Wrigley Jr Co	3,070	239

		318

Food — Dairy Products (0.03%)
Dean Foods Co (b)	2,173	43

Food — Meat Products (0.04%)
Tyson Foods Inc	3,910	58

Food — Miscellaneous/Diversified (1.07%)
Campbell Soup Co	3,081	103
ConAgra Foods Inc	6,972	134
General Mills Inc	4,790	291
HJ Heinz Co	4,506	216
Kellogg Co	3,629	174
Kraft Foods Inc	21,677	617
McCormick & Co Inc/MD	1,833	65
Sara Lee Corp	10,099	124

		1,724

Food — Retail (0.37%)
Kroger Co/The	9,460	273
Safeway Inc	6,263	179
SUPERVALU Inc	3,035	94
Whole Foods Market Inc	2,005	47

		593

Food — Wholesale & Distribution (0.15%)
Sysco Corp	8,588	236

Forestry (0.16%)
Plum Creek Timber Co Inc	2,447	105
Weyerhaeuser Co	3,021	154

		259

Gas — Distribution (0.19%)
Nicor Inc	645	28
NiSource Inc	3,921	70
Sempra Energy	3,579	202

		300

Gold Mining (0.21%)
Newmont Mining Corp	6,492	339
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Health Care Cost Containment (0.14%)
McKesson Corp	3,965	$222

Home Decoration Products (0.04%)
Newell Rubbermaid Inc	3,959	67

Hotels & Motels (0.16%)
Marriott International Inc/DE	4,297	113
Starwood Hotels & Resorts Worldwide Inc	2,669	107
Wyndham Worldwide Corp (a)	2,529	45

		265

Human Resources (0.06%)
Monster Worldwide Inc (b)	1,777	37
Robert Half International Inc	2,271	54

		91

Independent Power Producer (0.04%)
Dynegy Inc (b)	7,104	61

Industrial Automation & Robots (0.06%)
Rockwell Automation Inc/DE	2,098	92

Industrial Gases (0.45%)
Air Products & Chemicals Inc	3,012	298
Praxair Inc	4,477	422

		720

Instruments — Scientific (0.34%)
Applera Corp — Applied Biosystems Group	2,412	81
PerkinElmer Inc	1,693	47
Thermo Fisher Scientific Inc (b)	5,980	333
Waters Corp (b)	1,431	93

		554

Insurance Brokers (0.24%)
Aon Corp	4,271	196
Marsh & McLennan Cos Inc	7,315	194

		390

Internet Infrastructure Software (0.05%)
Akamai Technologies Inc (a)(b)	2,406	84

Internet Security (0.21%)
Symantec Corp (a)(b)	12,012	233
VeriSign Inc (a)(b)	2,784	105

		338

Investment Companies (0.04%)
American Capital Strategies Ltd (a)	2,901	69

Investment Management & Advisory Services (0.45%)
Ameriprise Financial Inc	3,176	129
Federated Investors Inc	1,239	43
Franklin Resources Inc	2,231	204
Janus Capital Group Inc	2,095	55
Legg Mason Inc	2,018	88
T Rowe Price Group Inc	3,713	210

		729

Life & Health Insurance (0.71%)
Aflac lnc	6,797	427
Lincoln National Corp	3,708	168
Prudential Financial Inc	6,234	373
Torchmark Corp	1,284	75
Unum Group	4,952	101

		1,144

Linen Supply & Related Items (0.03%)
Cintas Corp	1,868	50

Machinery — Construction & Mining (0.45%)
Caterpillar Inc	8,790	649
Terex Corp (b)	1,434	74

		723

Machinery — Farm (0.28%)
Deere & Co	6,162	444

Machinery — General Industry (0.04%)
Manitowoc Co Inc/The	1,859	61

Medical — Biomedical/Gene (1.48%)
Amgen Inc (b)	15,567	734
Biogen Idec Inc (b)	4,190	234
Celgene Corp (b)	6,232	398
Genzyme Corp (b)	3,822	275
Gilead Sciences Inc (b)	13,190	700
Millipore Corp (a)(b)	788	54

		2,395

Medical — Drugs (4.36%)
Abbott Laboratories	22,067	1,169
Allergan Inc/United States	4,397	229
Bristol-Myers Squibb Co	28,305	581
Eli Lilly & Co	14,144	653
Forest Laboratories Inc (b)	4,358	151
King Pharmaceuticals Inc (b)	3,526	37
Merck & Co Inc	30,692	1,157
Pfizer Inc	96,732	1,690
Schering-Plough Corp	23,184	457
Wyeth	19,065	914

		7,038

Medical — Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)	1,545	70
Mylan Inc/PA (a)	4,353	52
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Generic Drugs (continued)
Watson Pharmaceuticals Inc (b)	1,493	$41

		163

Medical — HMO (0.87%)
Aetna Inc	6,932	281
Cigna Corp	4,015	142
Coventry Health Care Inc (b)	2,169	66
Humana Inc (b)	2,419	96
UnitedHealth Group Inc	17,569	461
WellPoint Inc (b)	7,523	359

		1,405

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)	6,851	38

Medical — Wholesale Drug Distribution (0.22%)
AmerisourceBergen Corp	2,302	92
Cardinal Health Inc	5,103	263

		355

Medical Information Systems (0.04%)
IMS Health Inc	2,593	60

Medical Instruments (0.88%)
Boston Scientific Corp (b)	19,255	237
Intuitive Surgical Inc (b)	553	149
Medtronic Inc	16,058	831
St Jude Medical Inc (b)	4,845	198

		1,415

Medical Laboratory & Testing Service (0.14%)
Laboratory Corp of America Holdings (b)	1,591	111
Quest Diagnostics Inc	2,256	109

		220

Medical Products (2.68%)
Baxter International Inc	8,971	573
Becton Dickinson & Co	3,490	284
Covidien Ltd	7,143	342
Johnson & Johnson	40,296	2,593
Stryker Corp	3,415	215
Varian Medical Systems Inc (b)	1,796	93
Zimmer Holdings Inc (b)	3,310	225

		4,325

Metal — Aluminum (0.26%)
Alcoa Inc	11,654	415

Metal — Diversified (0.40%)
Freeport-McMoRan Copper & Gold Inc	5,479	642

Metal Processors & Fabrication (0.12%)
Precision Castparts Corp	1,992	192

Motorcycle/Motor Scooter (0.08%)
Harley-Davidson Inc	3,382	123

Multi-Line Insurance (1.87%)
ACE Ltd	4,760	262
Allstate Corp/The	7,875	359
American International Group Inc	38,445	1,017
Assurant Inc	1,369	90
Cincinnati Financial Corp	2,333	59
Genworth Financial Inc	6,189	110
Hartford Financial Services Group Inc	4,500	291
Loews Corp (a)	5,177	243
MetLife Inc	10,156	536
XL Capital Ltd	2,560	53

		3,020

Multimedia (1.63%)
EW Scripps Co	1,283	53
McGraw-Hill Cos Inc/The (a)	4,594	184
Meredith Corp (a)	529	15
News Corp	32,929	495
Time Warner Inc	51,165	757
Viacom Inc (b)	9,048	277
Walt Disney Co/The	27,241	850

		2,631

Networking Products (1.32%)
Cisco Systems Inc (b)	84,463	1,965
Juniper Networks Inc (b)	7,506	166

		2,131

Non-Ferrous Metals (0.01%)
Titanium Metals Corp (a)	1,398	20

Non-Hazardous Waste Disposal (0.20%)
Allied Waste Industries Inc (b)	4,823	61
Waste Management Inc (a)	7,016	264

		325

Office Automation & Equipment (0.17%)
Pitney Bowes Inc	2,968	101
Xerox Corp	12,856	175

		276

Office Supplies & Forms (0.04%)
Avery Dennison Corp	1,523	67

Oil — Field Services (2.31%)
Baker Hughes Inc	4,404	384
BJ Services Co	4,202	134
Halliburton Co	12,474	662
Schlumberger Ltd	17,059	1,833
Smith International Inc	2,873	239
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Weatherford International Ltd (b)	9,717	$482

		3,734

Oil & Gas Drilling (0.86%)
ENSCO International Inc	2,064	167
Nabors Industries Ltd (a)(b)	4,025	198
Noble Corp	3,843	249
Rowan Cos Inc (a)	1,610	75
Transocean Inc	4,559	695

		1,384

Oil Company — Exploration & Production (3.29%)
Anadarko Petroleum Corp	6,693	501
Apache Corp	4,770	663
Cabot Oil & Gas Corp	1,398	95
Chesapeake Energy Corp	6,877	454
Devon Energy Corp	6,379	766
EOG Resources Inc	3,550	466
Noble Energy Inc	2,462	247
Occidental Petroleum Corp	11,735	1,054
Questar Corp	2,478	176
Range Resources Corp	2,209	145
Southwestern Energy Co (b)	4,890	233
XTO Energy Inc	7,302	500

		5,300

Oil Company — Integrated (8.04%)
Chevron Corp	29,575	2,932
ConocoPhillips	22,055	2,082
Exxon Mobil Corp	75,548	6,658
Hess Corp	4,018	507
Marathon Oil Corp	10,122	525
Murphy Oil Corp	2,716	266

		12,970

Oil Field Machinery & Equipment (0.43%)
Cameron International Corp (b)	3,098	171
National Oilwell Varco Inc (b)	5,936	527

		698

Oil Refining & Marketing (0.26%)
Sunoco Inc	1,671	68
Tesoro Corp (a)	1,969	39
Valero Energy Corp	7,557	311

		418

Paper & Related Products (0.12%)
International Paper Co	6,114	143
MeadWestvaco Corp	2,484	59

		202

Pharmacy Services (0.35%)
Express Scripts Inc (b)	3,591	225
Medco Health Solutions Inc (b)	7,244	342

		567

Photo Equipment & Supplies (0.04%)
Eastman Kodak Co (a)	4,121	60

Pipelines (0.51%)
El Paso Corp (a)	10,042	218
Spectra Energy Corp	9,050	260
Williams Cos Inc	8,356	337

		815

Printing — Commercial (0.06%)
RR Donnelley & Sons Co	3,036	90

Property & Casualty Insurance (0.56%)
Chubb Corp	5,226	256
Progressive Corp/The	9,687	181
Safeco Corp	1,286	87
Travelers Cos Inc/The	8,646	375

		899

Publicly Traded Investment Fund (0.14%)
iShares S&P 500 Index Fund/US (a)	1,760	225

Publishing — Newspapers (0.09%)
Gannett Co Inc (a)	3,270	71
New York Times Co/The (a)	2,056	31
Washington Post Co/The	83	49

		151

Quarrying (0.06%)
Vulcan Materials Co (a)	1,565	94

Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (b)	2,486	48

Regional Banks (2.96%)
Bank of America Corp	63,668	1,520
Capital One Financial Corp	5,365	204
Comerica Inc	2,152	55
Fifth Third Bancorp	8,218	84
Huntington Bancshares Inc/OH (a)	5,236	30
Keycorp	6,942	76
National City Corp (a)	10,871	52
PNC Financial Services Group Inc	4,945	282
SunTrust Banks Inc	5,034	182
US Bancorp	24,887	694
Wachovia Corp	30,566	475
Wells Fargo & Co	47,222	1,122

		4,776

REITS — Apartments (0.18%)
Apartment Investment & Management Co	1,283	44
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares Held	Value (000’s)

COMMON STOCKS (continued)
REITS — Apartments (continued)
AvalonBay Communities Inc	1,101	$98
Equity Residential	3,868	148

		290

REITS — Diversified (0.11%)
Vornado Realty Trust	1,933	170

REITS — Healthcare (0.07%)
HCP Inc	3,359	107

REITS — Hotels (0.06%)
Host Hotels & Resorts Inc	7,467	102

REITS — Office Property (0.10%)
Boston Properties Inc	1,712	154

REITS — Regional Malls (0.26%)
General Growth Properties Inc	3,825	134
Simon Property Group Inc	3,214	289

		423

REITS — Shopping Centers (0.11%)
Developers Diversified Realty Corp	1,713	60
Kimco Realty Corp	3,628	125

		185

REITS — Storage (0.09%)
Public Storage	1,766	143

REITS — Warehouse & Industrial (0.13%)
Prologis	3,748	204

Retail — Apparel & Shoe (0.22%)
Abercrombie & Fitch Co	1,243	78
Gap Inc/The	6,418	107
Liz Claiborne Inc (a)	1,355	19
Ltd Brands Inc	4,282	72
Nordstrom Inc	2,512	76

		352

Retail — Auto Parts (0.05%)
Autozone Inc (b)	615	74

Retail — Automobile (0.01%)
AutoNation Inc (a)(b)	1,915	19

Retail — Bedding (0.06%)
Bed Bath & Beyond Inc (b)	3,702	104

Retail — Building Products (0.62%)
Home Depot Inc	24,265	568
Lowe’s Cos Inc	20,930	435

		1,003

Retail — Computer Equipment (0.06%)
GameStop Corp (b)	2,312	93

Retail — Consumer Electronics (0.14%)
Best Buy Co Inc	4,946	196
RadioShack Corp (a)	1,876	23

		219

Retail — Discount (1.80%)
Big Lots Inc (b)	1,167	36
Costco Wholesale Corp	6,195	435
Family Dollar Stores Inc	1,997	40
Target Corp	11,131	517
Wal-Mart Stores Inc	33,269	1,870

		2,898

Retail — Drug Store (0.79%)
CVS/Caremark Corp	20,438	809
Walgreen Co	14,162	460

		1,269

Retail — Jewelry (0.05%)
Tiffany & Co	1,801	73

Retail — Major Department Store (0.24%)
JC Penney Co Inc	3,175	115
Sears Holdings Corp (a)(b)	1,000	74
TJX Cos Inc	6,073	191

		380

Retail — Office Supplies (0.17%)
Office Depot Inc (b)	3,905	43
Staples Inc (a)	10,039	238

		281

Retail — Regional Department Store (0.19%)
Dillard’s Inc	818	9
Kohl’s Corp (b)	4,386	176
Macy’s Inc	6,012	117

		302

Retail — Restaurants (0.87%)
Darden Restaurants Inc	2,002	64
McDonald’s Corp	16,208	911
Starbucks Corp (b)	10,409	164
Wendy’s International Inc (a)	1,253	34
Yum! Brands Inc	6,774	238

		1,411

Rubber — Tires (0.04%)
Goodyear Tire & Rubber Co/The (a)(b)	3,440	61

Savings & Loans — Thrifts (0.15%)
Hudson City Bancorp Inc	7,423	124
Sovereign Bancorp Inc (a)	6,850	50
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Savings & Loans — Thrifts (continued)
Washington Mutual Inc (a)	15,140	$75

		249

Schools (0.05%)
Apollo Group Inc (b)	1,973	87

Semiconductor Component — Integrated Circuits (0.15%)
Analog Devices Inc	4,148	132
Linear Technology Corp	3,172	103

		235

Semiconductor Equipment (0.33%)
Applied Materials Inc	19,381	370
Kla-Tencor Corp	2,432	99
Novellus Systems Inc (a)(b)	1,428	30
Teradyne Inc (b)	2,453	27

		526

Steel — Producers (0.40%)
Nucor Corp	4,483	335
United States Steel Corp	1,683	311

		646

Steel — Specialty (0.05%)
Allegheny Technologies Inc (a)	1,446	86

Telecommunication Equipment (0.02%)
Tellabs Inc (b)	5,682	26

Telecommunication Equipment — Fiber Optics (0.36%)
Ciena Corp (a)(b)	1,289	30
Corning Inc	22,519	519
JDS Uniphase Corp (a)(b)	3,286	37

		586

Telecommunication Services (0.06%)
Embarq Corp	2,110	100

Telephone — Integrated (3.08%)
AT&T Inc	84,947	2,862
CenturyTel Inc	1,508	54
Citizens Communications Co (a)	4,636	53
Qwest Communications International Inc (a)	21,756	85
Sprint Nextel Corp	40,765	387
Verizon Communications Inc	40,759	1,443
Windstream Corp	6,395	79

		4,963

Television (0.12%)
CBS Corp	9,737	190

Tobacco (1.55%)
Altria Group Inc	29,946	616
Lorillard lnc (b)	2,487	172
Philip Morris International Inc	30,160	1,490
Reynolds American Inc	2,449	114
UST Inc	2,114	115

		2,507

Tools — Hand Held (0.09%)
Black & Decker Corp (a)	874	50
Snap-On Inc	824	43
Stanley Works/The	1,121	50

		143

Toys (0.10%)
Hasbro Inc	1,982	71
Mattel Inc	5,175	88

		159

Transport — Rail (1.04%)
Burlington Northern Santa Fe Corp	4,192	419
CSX Corp	5,789	363
Norfolk Southern Corp	5,373	337
Union Pacific Corp	7,389	558

		1,677

Transport — Services (0.97%)
CH Robinson Worldwide Inc	2,440	134
Expeditors International Washington Inc	3,050	131
FedEx Corp	4,433	349
Ryder System Inc	822	57
United Parcel Service Inc	14,597	897

		1,568

Web Portals (1.34%)
Google Inc (b)	3,323	1,749
Yahoo! Inc (b)	19,672	407

		2,156

Wireless Equipment (0.93%)
American Tower Corp (b)	5,670	239
Motorola Inc	32,246	237
Qualcomm Inc	23,145	1,027

		1,503

TOTAL COMMON STOCKS		$159,678

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.84%)
Commercial Paper (0.84%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/1/2008	$681	$681
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account; Prudential Funding
2.25%, 7/1/2008	$681	$681

		1,362

TOTAL SHORT TERM INVESTMENTS		$1,362

REPURCHASE AGREEMENTS (3.30%)
Money Center Banks (3.30%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $5,371,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (d)	$5,318	$5,318

TOTAL REPURCHASE AGREEMENTS		$5,318

Total Investments		$166,358
Liabilities in Excess of Other Assets, Net — (3.12)%
TOTAL NET ASSETS — 100.00%		(5,037)

		$161,321

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,081 or 0.67% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$39,364
Unrealized Depreciation	(27,741)

Net Unrealized Appreciation (Depreciation)	11,623
Cost for federal income tax purposes	154,735
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500; September 2008	4	$1,354	$1,282	$(72)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.77%
Financial	17.94%
Energy	16.16%
Industrial	11.39%
Technology	11.19%
Communications	10.72%
Consumer, Cyclical	7.12%
Utilities	3.83%
Basic Materials	3.79%
Funds	0.14%
Diversified	0.07%
Liabilities in Excess of Other Assets, Net	(3.12%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.79%
See accompanying notes

Schedule of Investments
LargeCap Value Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.19%)
Advertising Agencies (0.33%)
Omnicom Group Inc	16,206	$727

Aerospace & Defense (1.34%)
General Dynamics Corp	23,190	1,953
Northrop Grumman Corp	14,895	996

		2,949

Aerospace & Defense Equipment (0.88%)
United Technologies Corp	31,551	1,947

Agricultural Chemicals (0.41%)
Mosaic Co/The	6,279	909

Agricultural Operations (0.57%)
Bunge Ltd (a)	11,697	1,260

Auto/Truck Parts & Equipment — Original (0.80%)
Autoliv Inc	17,613	821
BorgWarner Inc	21,392	949

		1,770

Beverages — Non-Alcoholic (1.22%)
Coca-Cola Co/The	51,630	2,684

Cable TV (0.54%)
Comcast Corp	63,274	1,200

Chemicals — Diversified (0.62%)
Celanese Corp	23,156	1,057
EI Du Pont de Nemours & Co	7,367	316

		1,373

Coatings & Paint (0.37%)
RPM International Inc	39,635	816

Commercial Banks (3.04%)
Bancorpsouth Inc (a)	34,798	609
Bank of Hawaii Corp	18,316	876
BB&T Corp	59,069	1,345
BOK Financial Corp	19,764	1,056
Commerce Bancshares Inc	20,655	819
Cullen/Frost Bankers Inc	23,468	1,170
Fulton Financial Corp	81,006	814

		6,689

Computers (0.69%)
Hewlett-Packard Co	16,109	712
International Business Machines Corp	6,857	813

		1,525

Containers — Metal & Glass (0.39%)
Owens-Illinois Inc (b)	20,550	857

Cosmetics & Toiletries (2.20%)
Procter & Gamble Co	79,584	4,839

Diversified Manufacturing Operations (5.18%)
Crane Co	25,355	977
General Electric Co	304,714	8,133
Honeywell International Inc	17,080	858
ITT Corp	22,751	1,441

		11,409

Electric — Integrated (4.95%)
American Electric Power Co Inc	37,249	1,498
Duke Energy Corp	107,373	1,866
Edison International	32,640	1,677
FPL Group Inc	2,845	187
Hawaiian Electric Industries Inc	37,969	939
MDU Resources Group Inc	42,764	1,491
Southern Co	60,344	2,107
Xcel Energy Inc	57,093	1,146

		10,911

Electric Products — Miscellaneous (0.33%)
Emerson Electric Co	14,810	732

Electronic Components — Miscellaneous (0.48%)
Tyco Electronics Ltd	29,661	1,062

Electronic Components — Semiconductors (0.64%)
Intel Corp	65,543	1,408

Fiduciary Banks (2.27%)
Bank of New York Mellon Corp/The	67,183	2,541
Northern Trust Corp	14,827	1,017
State Street Corp	22,685	1,452

		5,010

Finance — Investment Banker & Broker (4.78%)
Citigroup Inc	145,222	2,434
Goldman Sachs Group Inc/The	16,919	2,959
JPMorgan Chase & Co	126,708	4,348
Morgan Stanley	22,022	794

		10,535

Finance — Other Services (0.29%)
Nasdaq OMX Group, Inc (a)(b)	24,281	645

Food — Miscellaneous/Diversified (2.00%)
ConAgra Foods Inc	68,835	1,327
General Mills Inc	24,240	1,473
Kellogg Co	21,619	1,038
Kraft Foods Inc	19,830	564

		4,402

Schedule of Investments
LargeCap Value Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gas — Distribution (0.61%)
Energen Corp	17,239	$1,345

Health Care Cost Containment (0.47%)
McKesson Corp	18,700	1,046

Human Resources (0.38%)
Hewitt Associates Inc (b)	22,100	847

Instruments — Scientific (0.66%)
Thermo Fisher Scientific Inc (b)	26,011	1,450

Internet Security (0.68%)
Symantec Corp (b)	77,704	1,504

Life & Health Insurance (1.02%)
Prudential Financial Inc	4,366	261
Reinsurance Group of America Inc	15,507	675
Unum Group	64,443	1,318

		2,254

Machinery — Farm (0.43%)
AGCO Corp (b)	17,869	936

Machinery — General Industry (0.32%)
Manitowoc Co Inc/The	21,480	699

Machinery — Pumps (0.55%)
Flowserve Corp	8,794	1,202

Medical — Biomedical/Gene (0.84%)
Biogen Idec Inc (b)	14,603	816
Invitrogen Corp (b)	26,506	1,041

		1,857

Medical — Drugs (3.58%)
Eli Lilly & Co	31,300	1,445
Merck & Co Inc	36,654	1,381
Pfizer Inc	223,846	3,911
Wyeth	24,147	1,158

		7,895

Medical — Generic Drugs (0.41%)
Watson Pharmaceuticals Inc (b)	33,251	903

Medical — HMO (1.13%)
Aetna Inc	28,555	1,157
Cigna Corp	37,661	1,333

		2,490

Medical Products (2.77%)
Johnson & Johnson	94,867	6,104

Metal — Diversified (1.38%)
Freeport-McMoRan Copper & Gold Inc	25,915	3,037

Motion Pictures & Services (0.38%)
DreamWorks Animation SKG Inc (b)	27,797	829

Multi-Line Insurance (3.20%)
ACE Ltd	29,054	1,600
American Financial Group Inc/OH	29,077	778
American International Group Inc	44,505	1,178
Hartford Financial Services Group Inc	24,063	1,554
MetLife Inc	36,888	1,946

		7,056

Multimedia (2.36%)
Time Warner Inc	61,257	907
Viacom Inc (b)	33,029	1,009
Walt Disney Co/The	105,173	3,281

		5,197

Networking Products (0.40%)
Juniper Networks Inc (b)	39,348	873

Oil Company — Exploration & Production (5.89%)
Anadarko Petroleum Corp	29,390	2,200
Apache Corp	21,027	2,923
Cimarex Energy Co	17,910	1,248
Devon Energy Corp	25,054	3,010
Noble Energy Inc	15,160	1,524
Occidental Petroleum Corp	10,471	941
Questar Corp	16,052	1,140

		12,986

Oil Company — Integrated (13.11%)
Chevron Corp	89,105	8,833
ConocoPhillips	45,103	4,257
Exxon Mobil Corp	166,035	14,633
Hess Corp	7,075	893
Marathon Oil Corp	5,064	263

		28,879

Oil Field Machinery & Equipment (0.42%)
National Oilwell Varco Inc (b)	10,309	915

Pipelines (0.58%)
National Fuel Gas Co	21,626	1,286

Property & Casualty Insurance (1.88%)
Arch Capital Group Ltd (b)	9,852	653
Chubb Corp	33,269	1,631
Travelers Cos Inc/The	42,793	1,857

		4,141

Publicly Traded Investment Fund (1.00%)
iShares Russell 1000 Value Index Fund (a)	31,927	2,205

Regional Banks (3.82%)
Bank of America Corp	145,545	3,474
See accompanying notes

Schedule of Investments
LargeCap Value Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (continued)
US Bancorp	93,207	$2,600
Wachovia Corp	9,034	140
Wells Fargo & Co	92,917	2,207

		8,421

Reinsurance (1.17%)
Allied World Assurance Co Holdings Ltd	17,287	685
Axis Capital Holdings Ltd	31,601	942
PartnerRe Ltd	13,715	948

		2,575

REITS — Apartments (0.44%)
Essex Property Trust Inc	9,143	974

REITS — Mortgage (0.53%)
Annaly Capital Management Inc	74,840	1,161

REITS — Office Property (0.54%)
Boston Properties Inc	13,160	1,187

REITS — Regional Malls (0.34%)
Simon Property Group Inc	8,270	743

REITS — Shopping Centers (0.27%)
Federal Realty Investment Trust	8,738	603

REITS — Warehouse & Industrial (0.39%)
AMB Property Corp	16,892	851

Retail — Building Products (0.28%)
Home Depot Inc	26,760	627

Retail — Discount (1.77%)
BJ’s Wholesale Club Inc (b)	38,269	1,481
Dollar Tree Inc (b)	26,357	862
Wal-Mart Stores Inc	27,526	1,547

		3,890

Retail — Major Department Store (0.38%)
TJX Cos Inc	26,620	838

Retail — Restaurants (0.61%)
McDonald’s Corp	24,046	1,352

Savings & Loans — Thrifts (0.48%)
Hudson City Bancorp Inc	63,215	1,054

Steel — Producers (1.31%)
Nucor Corp	22,592	1,687
Reliance Steel & Aluminum Co	15,526	1,197

		2,884

Telecommunication Services (0.59%)
Embarq Corp	27,419	1,296

Telephone — Integrated (5.31%)
AT&T Inc	212,289	7,152
CenturyTel Inc	24,820	883
Verizon Communications Inc	78,601	2,783
Windstream Corp	71,778	886

		11,704

Television (0.64%)
CBS Corp	72,416	1,411

Tobacco (0.52%)
Altria Group Inc	55,466	1,140

Tools — Hand Held (0.50%)
Snap-On Inc	21,238	1,105

Toys (0.53%)
Hasbro Inc	32,433	1,158

TOTAL COMMON STOCKS		$218,569

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.20%)
Money Center Banks (2.20%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $4,907,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (c)	$4,858	$4,858

TOTAL REPURCHASE AGREEMENTS		$4,858

Total Investments		$223,427
Liabilities in Excess of Other Assets, Net — (1.39)%		(3,073)

TOTAL NET ASSETS — 100.00%
		$220,354

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$20,815
Unrealized Depreciation	(26,889)

Net Unrealized Appreciation (Depreciation)	(6,074)
Cost for federal income tax purposes	229,501
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
LargeCap Value Account
June 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.66%
Energy	20.00%
Consumer, Non-cyclical	16.10%
Industrial	11.05%
Communications	10.85%
Utilities	5.56%
Consumer, Cyclical	4.75%
Basic Materials	4.09%
Technology	1.33%
Funds	1.00%
Liabilities in Excess of Other Assets, Net	(1.39%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (91.02%)
Aerospace & Defense (1.03%)
Northrop Grumman Corp	810	$54

Apparel Manufacturers (0.62%)
VF Corp	460	33

Applications Software (1.02%)
Microsoft Corp	1,950	54

Beverages — Non-Alcoholic (1.78%)
Coca-Cola Co/The	1,250	65
Pepsi Bottling Group Inc	1,030	29

		94

Chemicals — Diversified (2.01%)
EI Du Pont de Nemours & Co	1,360	58
PPG Industries Inc	830	48

		106

Commercial Services — Finance (0.70%)
H&R Block Inc	1,720	37

Computers (2.48%)
Hewlett-Packard Co	1,450	64
International Business Machines Corp	560	66

		130

Consumer Products — Miscellaneous (0.54%)
Clorox Co	540	28

Data Processing & Management (0.45%)
Fiserv Inc (a)	520	24

Diversified Manufacturing Operations (6.95%)
Dover Corp	830	40
General Electric Co	8,450	226
Ingersoll-Rand Co Ltd	1,020	38
Parker Hannifin Corp	430	31
Tyco International Ltd	780	31

		366

Electric — Integrated (2.68%)
Exelon Corp	860	77
PPL Corp	1,220	64

		141

Electronic Components — Semiconductors (0.48%)
Intel Corp	1,180	25

Enterprise Software & Services (0.71%)
Oracle Corp (a)	1,770	37

Fiduciary Banks (0.46%)
Bank of New York Mellon Corp/The	640	24

Finance — Credit Card (0.19%)
Discover Financial Services	780	10

Finance — Investment Banker & Broker (6.43%)
Citigroup Inc	6,780	114
Goldman Sachs Group Inc/The	310	54
JPMorgan Chase & Co	3,500	120
Morgan Stanley	1,410	51

		339

Finance — Mortgage Loan/Banker (0.38%)
Freddie Mac	1,230	20

Financial Guarantee Insurance (0.10%)
MGIC Investment Corp (b)	840	5

Food — Miscellaneous/Diversified (0.64%)
Unilever NV	1,190	34

Food — Retail (0.67%)
Kroger Co/The	1,230	35

Forestry (0.74%)
Weyerhaeuser Co	760	39

Home Decoration Products (0.66%)
Newell Rubbermaid Inc	2,080	35

Human Resources (0.07%)
Robert Half International Inc	150	4

Independent Power Producer (0.74%)
NRG Energy Inc (a)	910	39

Life & Health Insurance (0.71%)
Torchmark Corp	640	38

Machinery — Construction & Mining (0.85%)
Caterpillar Inc	610	45

Medical — Biomedical/Gene (0.65%)
Amgen Inc (a)	730	34

Medical — Drugs (6.30%)
Abbott Laboratories	900	48
Eli Lilly & Co	850	39
Merck & Co Inc	1,380	52
Pfizer Inc	7,400	129
Wyeth	1,320	63

		331

Medical Instruments (0.70%)
Medtronic Inc	710	37
See accompanying notes

Schedule of Investments
LargeCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (0.34%)
Quest Diagnostics Inc	370	$18

Medical Products (2.79%)
Johnson & Johnson	2,280	147

Multi-Line Insurance (3.98%)
Allstate Corp/The	1,340	61
American International Group Inc	2,700	71
Hartford Financial Services Group Inc	870	56
Loews Corp	440	21

		209

Multimedia (1.99%)
Time Warner Inc	4,450	66
Viacom Inc (a)	1,270	39

		105

Non-Hazardous Waste Disposal (0.72%)
Waste Management Inc (b)	1,010	38

Office Automation & Equipment (0.57%)
Xerox Corp	2,200	30

Office Supplies & Forms (0.42%)
Avery Dennison Corp	500	22

Oil Company — Exploration & Production (0.25%)
Devon Energy Corp	110	13

Oil Company — Integrated (15.02%)
Chevron Corp	2,100	208
ConocoPhillips	1,640	155
Exxon Mobil Corp	3,110	274
Royal Dutch Shell PLC — A shares ADR	1,880	154

		791

Oil Field Machinery & Equipment (0.59%)
National Oilwell Varco Inc (a)	350	31

Paper & Related Products (0.25%)
International Paper Co	560	13

Printing — Commercial (0.60%)
RR Donnelley & Sons Co	1,070	32

Property & Casualty Insurance (0.47%)
Travelers Cos Inc/The	570	25

Publishing — Newspapers (0.63%)
Gannett Co Inc (b)	1,540	33

Regional Banks (5.94%)
Bank of America Corp (c)	4,480	107
National City Corp (b)	2,790	13
PNC Financial Services Group Inc	570	33
US Bancorp	1,460	41
Wachovia Corp	2,020	31
Wells Fargo & Co	3,700	88

		313

Retail — Apparel & Shoe (0.43%)
Gap Inc/The	1,360	23

Retail — Building Products (0.65%)
Home Depot Inc	1,460	34

Retail — Consumer Electronics (0.67%)
Best Buy Co Inc	890	35

Retail — Discount (1.11%)
Wal-Mart Stores Inc	1,040	58

Retail — Drug Store (0.62%)
Walgreen Co	1,010	33

Retail — Office Supplies (0.66%)
Staples Inc (b)	1,470	35

Retail — Regional Department Store (0.61%)
Kohl’s Corp (a)	800	32

Retail — Restaurants (0.60%)
Darden Restaurants Inc	250	8
McDonald’s Corp	200	11
Starbucks Corp (a)	780	12

		31

Savings & Loans — Thrifts (0.11%)
Washington Mutual Inc (b)	1,180	6

Semiconductor Equipment (0.38%)
Applied Materials Inc	1,040	20

Steel — Producers (0.71%)
Nucor Corp	500	37

Telecommunication Services (0.35%)
Embarq Corp	390	18

Telephone — Integrated (5.96%)
AT&T Inc (c)	5,430	183
Sprint Nextel Corp	3,220	31
Verizon Communications Inc	2,830	100

		314

Television (0.30%)
CBS Corp	800	16
See accompanying notes

Schedule of Investments
LargeCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Tobacco (1.27%)
Altria Group Inc	1,230	$25
Lorillard Inc (a)	381	27
Philip Morris International Inc	310	15

		67

Transport — Truck (0.17%)
YRC Worldwide Inc (a)(b)	620	9

Wireless Equipment (0.12%)
Motorola Inc	830	6

TOTAL COMMON STOCKS		$4,792

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.73%)
Money Center Banks (2.73%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $145,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (d)	$144	$144

TOTAL REPURCHASE AGREEMENTS		$144

Total Investments		$4,936
Other Assets in Excess of Liabilities, Net — 6.25%
TOTAL NET ASSETS — 100.00%		329

		$5,265

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $91 or 1.73% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$418
Unrealized Depreciation	(1,121)

Net Unrealized Appreciation (Depreciation)	(703)
Cost for federal income tax purposes	5,639
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; September 2008	3	$204	$192	$(12)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	21.51%
Consumer, Non-cyclical	17.47%
Energy	15.86%
Industrial	9.73%
Communications	9.34%
Consumer, Cyclical	6.64%
Technology	6.07%
Basic Materials	3.71%
Utilities	3.42%
Other Assets in Excess of Liabilities, Net	6.25%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.65%
See accompanying notes

Schedule of Investments
LargeCap Value Account III
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.58%)
Aerospace & Defense (0.70%)
Northrop Grumman Corp	19,400	$1,298

Agricultural Operations (0.57%)
Archer-Daniels-Midland Co	31,300	1,056

Airlines (0.08%)
UAL Corp	29,400	153

Apparel Manufacturers (0.47%)
Jones Apparel Group Inc	63,000	866

Auto — Car & Light Trucks (0.36%)
General Motors Corp	58,400	672

Auto/Truck Parts & Equipment — Original (0.76%)
Autoliv Inc	15,100	704
Magna International Inc	12,100	717

		1,421

Beverages — Non-Alcoholic (1.20%)
Coca-Cola Co/The	4,700	244
Coca-Cola Enterprises Inc	60,500	1,047
Pepsi Bottling Group Inc	33,600	938

		2,229

Brewery (0.26%)
Molson Coors Brewing Co	9,000	489

Building — Residential & Commercial (0.42%)
Centex Corp	31,700	424
KB Home	20,900	354

		778

Cellular Telecommunications (0.62%)
Vodafone Group PLC ADR	38,900	1,146

Chemicals — Diversified (2.12%)
Dow Chemical Co/The	58,200	2,032
EI Du Pont de Nemours & Co	44,600	1,913

		3,945

Chemicals — Specialty (0.54%)
Ashland Inc	14,700	709
Lubrizol Corp	6,350	294

		1,003

Commercial Banks (0.45%)
Deutsche Bank AG	9,900	845

Computer Services (0.26%)
Electronic Data Systems Corp	19,800	488

Computers (0.34%)
International Business Machines Corp	5,300	628

Computers — Peripheral Equipment (0.31%)
Lexmark International Inc (a)	17,100	572

Containers — Metal & Glass (1.25%)
Ball Corp	23,400	1,117
Owens-Illinois Inc (a)	28,700	1,197

		2,314

Containers — Paper & Plastic (0.44%)
Sonoco Products Co	26,200	811

Cosmetics & Toiletries (2.43%)
Procter & Gamble Co	74,100	4,506

Distribution & Wholesale (0.58%)
Ingram Micro Inc (a)	34,600	614
Tech Data Corp (a)	13,800	468

		1,082

Diversified Manufacturing Operations (3.89%)
3M Co	7,800	543
General Electric Co	237,300	6,334
Tyco International Ltd	8,750	350

		7,227

Electric — Integrated (0.06%)
CMS Energy Corp	4,500	67
Wisconsin Energy Corp	1,040	47

		114

Electronic Components — Miscellaneous (0.75%)
Flextronics International Ltd (a)	108,489	1,020
Sanmina-SCI Corp (a)	67,100	86
Vishay Intertechnology Inc (a)	33,000	292

		1,398

Electronic Parts Distribution (1.00%)
Arrow Electronics Inc (a)	28,300	869
Avnet Inc (a)	36,200	988

		1,857

Finance — Credit Card (0.64%)
Discover Financial Services	89,900	1,184

Finance — Investment Banker & Broker (5.74%)
Citigroup Inc	184,700	3,096
Goldman Sachs Group Inc/The	2,300	402
JPMorgan Chase & Co	130,200	4,467
Merrill Lynch & Co Inc	22,300	707
Morgan Stanley	55,200	1,991

		10,663

Finance — Mortgage Loan/Banker (1.24%)
Fannie Mae	69,700	1,360
See accompanying notes

Schedule of Investments
LargeCap Value Account III
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Mortgage Loan/Banker (continued)
Freddie Mac	57,100	$936

		2,296

Food — Canned (0.12%)
Del Monte Foods Co	30,400	216

Food — Meat Products (0.41%)
Tyson Foods Inc	50,400	753

Food — Miscellaneous/Diversified (1.34%)
ConAgra Foods Inc	33,800	652
General Mills Inc	7,600	462
Kraft Foods Inc	14,400	410
Sara Lee Corp	79,400	972

		2,496

Food — Retail (1.94%)
Kroger Co/The	37,500	1,083
Safeway Inc	41,100	1,173
SUPERVALU Inc	43,400	1,341

		3,597

Health Care Cost Containment (0.64%)
McKesson Corp	21,200	1,185

Home Decoration Products (0.11%)
Newell Rubbermaid Inc	12,100	203

Leisure & Recreation Products (0.19%)
Brunswick Corp/DE	33,800	358

Life & Health Insurance (0.60%)
Unum Group	54,300	1,110

Machinery — Construction & Mining (0.58%)
Caterpillar Inc	14,700	1,085

Medical — Biomedical/Gene (0.54%)
Amgen Inc (a)	21,200	1,000

Medical — Drugs (4.99%)
Merck & Co Inc	57,600	2,171
Pfizer Inc	266,200	4,651
Sanofi-Aventis SA ADR	24,200	804
Schering-Plough Corp	50,300	990
Wyeth	13,500	648

		9,264

Medical — Wholesale Drug Distribution (0.86%)
AmerisourceBergen Corp	13,300	532
Cardinal Health Inc	20,500	1,057

		1,589

Medical Products (1.18%)
Johnson & Johnson	34,000	2,188

Metal — Aluminum (0.95%)
Alcoa Inc	49,300	1,756

Multi-Line Insurance (5.88%)
ACE Ltd	26,900	1,482
Allstate Corp/The	38,600	1,760
American International Group Inc	89,500	2,368
Genworth Financial Inc	59,700	1,063
Hartford Financial Services Group Inc	23,900	1,543
MetLife Inc	33,200	1,752
Old Republic International Corp	46,600	552
XL Capital Ltd	19,400	399

		10,919

Multimedia (2.01%)
Time Warner Inc	165,900	2,455
Viacom Inc (a)	33,000	1,008
Walt Disney Co/The	8,800	275

		3,738

Non-Hazardous Waste Disposal (0.61%)
Allied Waste Industries Inc (a)	89,500	1,130

Oil Company — Exploration & Production (3.10%)
Anadarko Petroleum Corp	31,000	2,320
Apache Corp	13,300	1,849
Devon Energy Corp	5,000	601
Occidental Petroleum Corp	10,900	979

		5,749

Oil Company — Integrated (16.47%)
BP PLC ADR	17,200	1,197
Chevron Corp	76,500	7,584
ConocoPhillips	62,000	5,852
Exxon Mobil Corp	142,100	12,523
Marathon Oil Corp	19,900	1,032
Royal Dutch Shell PLC — A shares ADR	13,500	1,103
Total SA ADR	15,200	1,296

		30,587

Oil Refining & Marketing (0.76%)
Sunoco Inc	9,300	379
Valero Energy Corp	24,900	1,025

		1,404

Paper & Related Products (0.07%)
Smurfit-Stone Container Corp (a)	34,200	139

Property & Casualty Insurance (2.71%)
Chubb Corp	10,850	532
Fidelity National Financial Inc	25,300	319
Progressive Corp/The	82,600	1,546
See accompanying notes

Schedule of Investments
LargeCap Value Account III
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (continued)
Safeco Corp	13,000	$873
Travelers Cos Inc/The	40,600	1,762

		5,032

Publishing — Newspapers (0.45%)
Gannett Co Inc	38,600	836

Regional Banks (4.57%)
Bank of America Corp	157,000	3,748
Comerica Inc	22,600	579
Fifth Third Bancorp	22,875	233
Keycorp	30,600	336
National City Corp	30,900	147
SunTrust Banks Inc	13,400	485
US Bancorp	21,300	594
Wachovia Corp	67,400	1,047
Wells Fargo & Co	55,500	1,318

		8,487

Reinsurance (0.96%)
Everest Re Group Ltd	5,400	431
PartnerRe Ltd	13,400	926
RenaissanceRe Holdings Ltd	9,500	424

		1,781

Rental — Auto & Equipment (0.12%)
Avis Budget Group Inc (a)	27,600	231

Retail — Apparel & Shoe (0.64%)
Gap Inc/The	68,200	1,137
Ltd Brands Inc	3,470	58

		1,195

Retail — Building Products (0.72%)
Home Depot Inc	57,000	1,335

Retail — Discount (0.67%)
Family Dollar Stores Inc	34,100	680
Wal-Mart Stores Inc	10,000	562

		1,242

Retail — Office Supplies (0.36%)
Office Depot Inc (a)	61,000	667

Retail — Regional Department Store (0.60%)
Macy’s Inc	57,800	1,122

Retail — Restaurants (0.15%)
McDonald’s Corp	5,000	281

Savings & Loans — Thrifts (0.37%)
Washington Mutual Inc (a)(b)	101,400	500
Washington Mutual Inc	39,900	197

		697

Steel- Producers (0.96%)
ArcelorMittal	18,000	1,783

Telephone — Integrated (7.02%)
AT&T Inc	221,600	7,466
Sprint Nextel Corp	164,400	1,562
Verizon Communications Inc	113,400	4,014

		13,042

Television (0.53%)
CBS Corp	50,800	990

Tobacco (2.27%)
Altria Group Inc	50,900	1,047
Philip Morris International Inc	41,900	2,069
Reynolds American Inc	23,400	1,092

		4,208

Tools – Hand Held (0.35%)
Black & Decker Corp	11,300	650

Wireless Equipment (0.30%)
Motorola Inc	75,800	556

TOTAL COMMON STOCKS		$175,642

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (3.25%)
Money Center Banks (3.25%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $6,099,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$6,038	$6,038

TOTAL REPURCHASE AGREEMENTS		$6,038

Total Investments		$181,680
Other Assets in Excess of Liabilities, Net - 2.17%		4,022

TOTAL NET ASSETS - 100.00%		$185,702

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $500 or 0.27% of net assets.

(c)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
LargeCap Value Account III
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$19,966
Unrealized Depreciation	(50,110)

Net Unrealized Appreciation (Depreciation)	(30,144)
Cost for federal income tax purposes	211,824
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.41%
Energy	20.32%
Consumer, Non-cyclical	18.13%
Communications	10.94%
Industrial	9.57%
Consumer, Cyclical	6.85%
Basic Materials	4.64%
Technology	0.91%
Utilities	0.06%
Other Assets in Excess of Liabilities, Net	2.17%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.41%)
Advertising Sales (0.86%)
Lamar Advertising Co (a)(b)	102,538	$3,694

Aerospace & Defense Equipment (1.26%)
Alliant Techsystems Inc (a)(b)	53,296	5,419

Applications Software (1.19%)
Intuit Inc (b)	186,143	5,132

Belgium (0.31%)
RHJ International (b)	107,115	1,328

Broadcasting Services & Programming (4.50%)
Discovery Holding Co (b)	405,839	8,912
Liberty Global Inc — A Shares (b)	81,635	2,566
Liberty Global Inc — B Shares (a)(b)	166,317	5,049
Liberty Media Corp — Capital Series A (b)	199,625	2,875

		19,402

Building & Construction Products — Miscellaneous (0.15%)
USG Corp (a)(b)	21,552	637

Building Products — Cement & Aggregate (0.04%)
Cemex SAB de CV ADR (a)	6,886	170

Cable TV (3.54%)
Comcast Corp	335,566	6,295
DISH Network Corp (b)	306,574	8,977

		15,272

Casino Services (0.12%)
International Game Technology	21,513	537

Commercial Services (1.94%)
Iron Mountain Inc (b)	314,454	8,349

Commercial Services — Finance (2.70%)
Automatic Data Processing Inc	72,892	3,054
Paychex Inc	51,376	1,607
Western Union Co/The	282,235	6,977

		11,638

Consulting Services (1.27%)
SAIC Inc (a)(b)	262,938	5,472

Data Processing & Management (1.43%)
Broadridge Financial Solutions Inc	70,598	1,486
Fidelity National Information Services	119,377	4,406
SEI Investments Co	11,456	270

		6,162

Dental Supplies & Equipment (1.43%)
Dentsply International Inc	167,396	6,160

Diversified Manufacturing Operations (1.03%)
Dover Corp	36,903	1,785
Tyco International Ltd	66,284	2,654

		4,439

Diversified Operations (1.41%)
Onex Corp (b)	207,171	6,093

E-Commerce — Services (0.61%)
Liberty Media Corp — Interactive (b)	177,207	2,616

Electric — Generation (1.52%)
AES Corp/The (b)	340,611	6,543

Electric — Integrated (1.01%)
Ameren Corp	62,033	2,620
SCANA Corp	47,177	1,745

		4,365

Electric — Transmission (0.06%)
Brookfield Infrastructure Partners LP (a)	13,417	263

Electronic Components — Miscellaneous (0.99%)
Gentex Corp	295,716	4,270

Electronic Components — Semiconductors (0.14%)
Microchip Technology Inc (a)	20,123	615

Energy — Alternate Sources (2.49%)
Covanta Holding Corp (b)	402,053	10,731

Finance — Credit Card (0.30%)
American Express Co	34,670	1,306

Food — Wholesale & Distribution (1.33%)
Sysco Corp	208,623	5,739

Forestry (1.11%)
Weyerhaeuser Co	93,284	4,771

Gold Mining (2.24%)
Newmont Mining Corp	185,419	9,671

Independent Power Producer (1.33%)
Calpine Corp (b)	254,861	5,750
Dynegy Inc (b)	3	—

		5,750

Insurance Brokers (2.02%)
Aon Corp	63,390	2,912
Brown & Brown Inc	156,561	2,723
Marsh & McLennan Cos Inc	115,802	3,074

		8,709

See accompanying notes

Schedule of Investments
MidCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (1.40%)
Ameriprise Financial Inc	63,597	$2,586
Legg Mason Inc	78,858	3,436

		6,022

Life & Health Insurance (1.48%)
Aflac Inc	101,396	6,368

Linen Supply & Related Items (2.31%)
Cintas Corp	375,478	9,954

Machinery — Print Trade (0.22%)
Zebra Technologies Corp (b)	29,856	974

Medical — Drugs (1.50%)
Valeant Pharmaceuticals International (a)(b)	377,864	6,465

Medical — HMO (1.49%)
Coventry Health Care Inc (b)	211,083	6,421

Medical — Outpatient & Home Medical Care (1.13%)
Lincare Holdings Inc (b)	172,036	4,886

Medical Instruments (1.94%)
St Jude Medical Inc (b)	204,428	8,357

Medical Laboratory & Testing Service (2.24%)
Laboratory Corp of America Holdings (a)(b)	138,892	9,671

Medical Products (1.42%)
Covidien Ltd	127,502	6,106

Multi-Line Insurance (2.32%)
Loews Corp	213,682	10,022

Multimedia (1.76%)
Liberty Media Corp — Entertainment (b)	313,871	7,605

Office Automation & Equipment (0.17%)
Pitney Bowes Inc	21,604	737

Oil — Field Services (0.72%)
Weatherford International Ltd (b)	62,842	3,116

Oil & Gas Drilling (2.60%)
Nabors Industries Ltd (a)(b)	227,522	11,201

Oil Company — Exploration & Production (13.23%)
Cimarex Energy Co	143,797	10,018
Encore Acquisition Co (b)	207,087	15,571
EOG Resources Inc	14,538	1,908
Equitable Resources Inc	134,935	9,319
Questar Corp	138,927	9,869
Rosetta Resources Inc (a)(b)	149,556	4,262
XTO Energy Inc	88,748	6,080

		57,027

Pipelines (4.33%)
National Fuel Gas Co	48,464	2,883
Spectra Energy Corp	251,661	7,233
Williams Cos Inc	212,294	8,557

		18,673

Precious Metals (1.08%)
Franco-Nevada Corp	192,038	4,652

Property & Casualty Insurance (4.00%)
Fidelity National Financial Inc	154,126	1,942
Markel Corp (b)	18,080	6,635
Mercury General Corp	114,077	5,330
White Mountains Insurance Group Ltd	7,745	3,323

		17,230

Publishing — Newspapers (1.51%)
Washington Post Co/The	11,088	6,508

Real Estate Operator & Developer (3.18%)
Brookfield Asset Management Inc	262,406	8,539
Forest City Enterprises Inc	160,025	5,156

		13,695

Reinsurance (1.40%)
Everest Re Group Ltd	75,965	6,055

Retail — Auto Parts (1.53%)
O’Reilly Automotive Inc (a)(b)	295,009	6,593

Retail — Major Department Store (0.30%)
TJX Cos Inc	40,888	1,287

Retail — Restaurants (0.29%)
Yum! Brands Inc	35,352	1,240

Satellite Telecommunications (0.65%)
EchoStar Holding Corp (b)	90,026	2,811

Telephone — Integrated (1.20%)
Telephone & Data Systems Inc	117,585	5,185

Textile — Home Furnishings (0.50%)
Mohawk Industries Inc (a)(b)	33,457	2,145

Tobacco (0.26%)
UST Inc	20,575	1,124

Transport — Truck (0.25%)
Heartland Express Inc (a)	73,056	1,089
See accompanying notes

Schedule of Investments
MidCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wireless Equipment (1.67%)
American Tower Corp (b)	170,439	$7,201

TOTAL COMMON STOCKS		$415,673

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (3.91%)
Commercial Paper (3.91%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$8,432	$8,432

Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	8,433	8,433
		16,865

TOTAL SHORT TERM INVESTMENTS		$16,865

REPURCHASE AGREEMENTS (7.26%)
Money Center Banks (7.26%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $31,588,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$31,276	$31,274

TOTAL REPURCHASE AGREEMENTS		$31,274

Total Investments		$463,812
Liabilities in Excess of Other Assets, Net - (7.58)%		(32,670)

TOTAL NET ASSETS - 100.00%		$431,142

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$91,130
Unrealized Depreciation	(41,612)

Net Unrealized Appreciation (Depreciation)	49,518
Cost for federal income tax purposes	414,294
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	27.57%
Energy	23.37%
Consumer, Non-cyclical	18.65%
Communications	16.30%
Consumer, Cyclical	5.05%
Basic Materials	4.43%
Industrial	3.94%
Utilities	3.93%
Technology	2.93%
Diversified	1.41%
Liabilities in Excess of Other Assets, Net	(7.58%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.58%)
Aerospace & Defense (0.53%)
Rockwell Collins Inc	7,775	$373

Aerospace & Defense Equipment (0.56%)
Goodrich Corp	8,275	393

Agricultural Chemicals (0.74%)
CF Industries Holdings Inc	3,400	520

Apparel Manufacturers (1.02%)
Coach Inc (a)	24,850	718

Applications Software (0.90%)
Citrix Systems Inc (a)	10,575	311
Salesforce.com Inc (a)	4,650	317

		628

Auto/Truck Parts & Equipment — Original (0.16%)
WABCO Holdings Inc	2,450	114

Beverages — Non-Alcoholic (0.57%)
Coca-Cola Enterprises Inc	23,000	398

Beverages — Wine & Spirits (0.33%)
Brown-Forman Corp	3,050	230

Building — Heavy Construction (0.24%)
Perini Corp (a)	5,150	170

Building — Residential & Commercial (0.57%)
NVR Inc (a)(b)	800	400

Cable TV (0.88%)
DISH Network Corp (a)	21,075	617

Casino Hotels (0.30%)
Wynn Resorts Ltd (b)	2,550	207

Casino Services (0.13%)
International Game Technology	3,675	92

Cellular Telecommunications (1.16%)
Millicom International Cellular SA	2,625	272
NII Holdings Inc (a)	11,425	542

		814

Chemicals — Specialty (0.79%)
Sigma-Aldrich Corp	3,325	179
Terra Industries Inc	7,675	379

		558

Coal (3.29%)
Alpha Natural Resources Inc (a)(b)	4,625	482
Consol Energy Inc	5,200	584
Massey Energy Co	8,825	828
Walter Industries Inc	3,825	416

		2,310

Commercial Services (0.61%)
Weight Watchers International Inc	11,950	426

Commercial Services — Finance (2.52%)
H&R Block Inc	14,875	318
Heartland Payment Systems Inc	5,575	132
Mastercard Inc	2,550	677
Total System Services Inc	19,700	438
Western Union Co/The	8,275	204

		1,769

Computer Services (0.43%)
Cognizant Technology Solutions Corp (a)	9,350	304

Computers — Integrated Systems (0.75%)
NCR Corp (a)	20,925	527

Computers — Memory Devices (0.93%)
NetApp Inc (a)	20,775	450
Western Digital Corp (a)(b)	5,950	205

		655

Consulting Services (2.23%)
Accenture Ltd	8,875	362
FTI Consulting Inc (a)	4,700	322
SAIC Inc (a)	23,075	480
Watson Wyatt Worldwide Inc	7,625	403

		1,567

Cosmetics & Toiletries (1.04%)
Avon Products Inc	20,300	731

Data Processing & Management (1.13%)
Dun & Bradstreet Corp	4,050	355
Fidelity National Information Services	11,900	439

		794

Dental Supplies & Equipment (0.33%)
Patterson Cos Inc (a)(b)	7,975	234

Disposable Medical Products (0.32%)
CR Bard Inc	2,575	226

Diversified Financial Services (0.80%)
IntercontinentalExchange Inc (a)	4,900	559

Diversified Manufacturing Operations (3.83%)
Acuity Brands Inc	4,700	226
Brink’s Co/The	5,500	360
Cooper Industries Ltd	4,175	165
Harsco Corp	6,600	359
See accompanying notes

Schedule of Investments
MidCap Growth Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Parker Hannifin Corp	7,150	$510
SPX Corp	3,475	458
Tyco International Ltd	15,175	607

		2,685

E-Commerce — Services (0.51%)
Priceline.com Inc (a)(b)	3,125	361

Electric — Integrated (0.92%)
Edison International	12,500	642

Electric Products — Miscellaneous (0.21%)
Molex Inc	5,900	144

Electronic Components — Miscellaneous (0.26%)
Gentex Corp	12,550	181

Electronic Components — Semiconductors (3.05%)
Broadcom Corp (a)	9,725	265
Intersil Corp (b)	12,150	295
MEMC Electronic Materials Inc (a)	8,175	503
Microchip Technology Inc (b)	14,475	442
National Semiconductor Corp	9,475	195
Nvidia Corp (a)	23,650	443

		2,143

Electronic Design Automation (0.25%)
Cadence Design Systems Inc (a)	17,150	173

Electronic Measurement Instruments (0.80%)
Agilent Technologies Inc (a)	15,825	562

Electronic Parts Distribution (0.30%)
Arrow Electronics Inc (a)	6,875	211

Electronics — Military (0.49%)
L-3 Communications Holdings Inc	3,800	345

Engineering — Research & Development Services (2.77%)
Fluor Corp	2,550	475
Foster Wheeler Ltd (a)	4,925	360
Jacobs Engineering Group Inc (a)	6,250	504
McDermott International Inc (a)	9,800	607

		1,946

Engines — Internal Combustion (1.07%)
Cummins Inc	11,450	750

Enterprise Software & Services (1.57%)
BMC Software Inc (a)	8,275	298
CA Inc	19,300	446
Sybase Inc (a)	12,100	356

		1,100

Entertainment Software (0.77%)
Activision Inc (a)	15,800	538

Fiduciary Banks (0.90%)
Northern Trust Corp	9,225	633

Finance — Investment Banker & Broker (0.41%)
TD Ameritrade Holding Corp (a)	15,975	289

Food — Meat Products (0.48%)
Hormel Foods Corp	9,725	337

Food — Miscellaneous/Diversified (0.71%)
ConAgra Foods Inc	12,700	245
McCormick & Co Inc/MD	7,175	256

		501

Footwear & Related Apparel (0.25%)
Deckers Outdoor Corp (a)	1,250	174

Gas — Distribution (1.11%)
Sempra Energy	13,850	782

Home Decoration Products (0.17%)
Newell Rubbermaid Inc	6,900	116

Hospital Beds & Equipment (0.26%)
Kinetic Concepts Inc (a)(b)	4,625	185

Hotels & Motels (1.01%)
Choice Hotels International Inc	15,125	401
Starwood Hotels & Resorts Worldwide Inc	7,725	309

		710

Human Resources (0.25%)
Hewitt Associates Inc (a)	4,575	175

Independent Power Producer (0.99%)
Mirant Corp (a)(b)	17,750	695

Industrial Audio & Video Products (0.48%)
Dolby Laboratories Inc (a)	8,300	335

Industrial Gases (0.91%)
Airgas Inc	10,925	638

Instruments — Controls (0.74%)
Mettler Toledo International Inc (a)	5,500	522

Instruments — Scientific (0.49%)
Applera Corp — Applied Biosystems Group	10,175	341
See accompanying notes

Schedule of Investments
MidCap Growth Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Internet Infrastructure Equipment (0.25%)
Avocent Corp (a)	9,325	$173

Internet Infrastructure Software (0.57%)
Akamai Technologies Inc (a)(b)	11,425	397

Internet Security (0.68%)
McAfee Inc (a)	14,000	476

Investment Management & Advisory Services (0.76%)
Eaton Vance Corp	2,200	87
T Rowe Price Group Inc	7,950	449

		536

Machinery — Construction & Mining (0.73%)
Joy Global Inc	6,800	516

Machinery — Farm (0.22%)
AGCO Corp (a)	2,925	153

Machinery — General Industry (1.10%)
Gardner Denver Inc (a)	6,550	372
Manitowoc Co Inc/The	4,525	147
Robbins & Myers Inc	5,050	252

		771

Machinery — Pumps (0.44%)
Flowserve Corp	2,250	308

Medical — Biomedical/Gene (0.65%)
Invitrogen Corp (a)(b)	8,700	341
OSI Pharmaceuticals Inc (a)(b)	2,800	116

		457

Medical -Drugs (2.10%)
Endo Pharmaceuticals Holdings Inc (a)	26,075	631
Forest Laboratories Inc (a)	16,450	571
King Pharmaceuticals Inc (a)	26,275	275

		1,477

Medical — HMO (2.65%)
Cigna Corp	22,675	802
Coventry Health Care Inc (a)	10,625	323
Health Net Inc (a)	9,625	232
Humana Inc (a)	12,700	505

		1,862

Medical — Outpatient & Home Medical Care (0.17%)
Lincare Holdings Inc (a)	4,125	117

Medical — Wholesale Drug Distribution (0.42%)
AmerisourceBergen Corp	7,325	293

Medical Instruments (1.10%)
Intuitive Surgical Inc (a)	300	81
St Jude Medical Inc (a)	16,850	689

		770

Medical Laboratory & Testing Service (0.61%)
Laboratory Corp of America Holdings (a)	6,150	428

Medical Products (0.59%)
Henry Schein Inc (a)	7,975	411

Metal — Iron (0.52%)
Cleveland-Cliffs Inc	3,075	367

Metal Processors & Fabrication (0.73%)
Precision Castparts Corp	5,300	511

Office Automation & Equipment (0.32%)
Xerox Corp	16,350	222

Oil & Gas Drilling (3.66%)
ENSCO International Inc	12,250	989
Noble Corp	18,150	1,179
Patterson-UTI Energy Inc	11,150	402

		2,570

Oil Company — Exploration & Production (6.02%)
Cimarex Energy Co	13,500	941
Nexen Inc	23,200	922
Noble Energy Inc	7,625	767
Stone Energy Corp (a)	9,725	641
Unit Corp (a)	9,225	765
W&T Offshore Inc	3,225	189

		4,225

Oil Field Machinery & Equipment (0.54%)
FMC Technologies Inc (a)	4,900	377

Oil Refining & Marketing (1.22%)
Frontier Oil Corp	5,500	131
Holly Corp	5,700	210
Sunoco Inc	8,525	347
Tesoro Corp	8,625	171

		859

Property & Casualty Insurance (0.13%)
Fairfax Financial Holdings Ltd (b)	350	89

Quarrying (0.35%)
Compass Minerals International Inc	3,075	248

Racetracks (0.52%)
International Speedway Corp	9,275	362
See accompanying notes

Schedule of Investments
MidCap Growth Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (0.58%)
Ventas Inc	9,525	$405

REITS — Mortgage (0.31%)
NorthStar Realty Finance Corp (b)	25,800	215

REITS — Office Property (0.23%)
SL Green Realty Corp	1,950	161

REITS — Warehouse & Industrial (1.05%)
Prologis	13,550	736

Rental — Auto & Equipment (1.30%)
Aaron Rents Inc	16,800	375
Rent-A-Center Inc/TX (a)	25,975	534

		909

Retail — Apparel & Shoe (1.27%)
American Eagle Outfitters Inc	15,425	210
Gymboree Corp (a)	3,175	127
Ross Stores Inc	10,650	379
Urban Outfitters Inc (a)	5,650	176

		892

Retail — Auto Parts (0.81%)
Autozone Inc (a)	4,700	569

Retail — Automobile (0.66%)
Copart Inc (a)	10,900	467

Retail — Computer Equipment (0.46%)
GameStop Corp (a)	8,025	324

Retail — Discount (0.67%)
BJ’s Wholesale Club Inc (a)	6,675	259
Dollar Tree Inc (a)	6,400	209

		468

Retail — Major Department Store (0.55%)
TJX Cos Inc	12,250	386

Retail — Restaurants (1.77%)
CEC Entertainment Inc (a)	14,000	392
Yum! Brands Inc	24,250	851

		1,243

Savings & Loans — Thrifts (0.69%)
Dime Community Bancshares	11,450	189
Hudson City Bancorp Inc	17,600	294

		483

Semiconductor Component — Integrated Circuits (2.09%)
Analog Devices Inc	11,425	363
Emulex Corp (a)	10,875	127
Integrated Device Technology Inc (a)	28,425	282
Linear Technology Corp	21,375	696

		1,468

Semiconductor Equipment (0.95%)
Lam Research Corp (a)	14,000	506
Novellus Systems Inc (a)(b)	7,725	164

		670

Steel — Producers (2.32%)
AK Steel Holding Corp (b)	7,475	516
Nucor Corp	4,175	312
Reliance Steel & Aluminum Co	3,375	260
Steel Dynamics Inc	13,750	537

		1,625

Telecommunication Equipment (0.25%)
Tellabs Inc (a)	37,850	176

Telephone — Integrated (0.68%)
Windstream Corp	38,700	478

Therapeutics (0.81%)
Warner Chilcott Ltd (a)	33,725	572

Tobacco (0.28%)
Reynolds American Inc	4,225	197

Toys (1.87%)
Hasbro Inc	16,900	603
Marvel Entertainment Inc (a)(b)	22,050	709

		1,312

Transport — Marine (1.96%)
Frontline Ltd	5,300	370
Kirby Corp (a)	10,425	501
Tidewater Inc	7,725	502

		1,373

Transport — Services (0.58%)
Ryder System Inc	5,950	410

Vitamins & Nutrition Products (0.41%)
Herbalife Ltd	7,475	290

Wireless Equipment (0.76%)
American Tower Corp (a)	12,700	537

TOTAL COMMON STOCKS		$69,889

See accompanying notes

Schedule of Investments
MidCap Growth Account I
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (8.68%)
Money Center Banks (8.68%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $6,152,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$6,091	$6,091

TOTAL REPURCHASE AGREEMENTS		$6,091

Total Investments		$75,980
Liabilities in Excess of Other Assets, Net — (8.26)%		(5,799)

TOTAL NET ASSETS - 100.00%		$70,181

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$7,663
Unrealized Depreciation	(6,018)

Net Unrealized Appreciation (Depreciation)	1,645
Cost for federal income tax purposes	74,335
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.75%
Industrial	18.52%
Energy	14.74%
Financial	14.53%
Technology	13.14%
Consumer, Cyclical	12.19%
Communications	5.74%
Basic Materials	5.63%
Utilities	3.02%
Liabilities in Excess of Other Assets, Net	(8.26%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Stock Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.83%)
Aerospace & Defense (0.73%)
Spirit Aerosystems Holdings Inc (a)	23,500	$451

Airlines (1.58%)
AMR Corp (a)(b)	79,300	406
Continental Airlines Inc (a)(b)	55,900	565

		971

Auto/Truck Parts & Equipment — Original (2.13%)
Magna International Inc (b)	22,100	1,309

Chemicals — Diversified (0.15%)
Rockwood Holdings Inc (a)	2,600	90

Chemicals — Specialty (4.91%)
Cabot Corp (b)	62,700	1,524
Lubrizol Corp	21,800	1,010
OM Group Inc (a)	14,900	489

		3,023

Coatings & Paint (1.46%)
Valspar Corp (b)	47,400	896

Commercial Banks (1.92%)
Cullen/Frost Bankers Inc	20,850	1,039
TCF Financial Corp (b)	12,049	145

		1,184

Commercial Services (2.26%)
Weight Watchers International Inc (b)	39,100	1,392

Computers — Integrated Systems (0.76%)
Diebold Inc	13,200	470

Computers — Memory Devices (2.04%)
NetApp Inc (a)	57,900	1,254

Computers — Peripheral Equipment (0.57%)
Electronics for Imaging Inc (a)	24,243	354

Cosmetics & Toiletries (2.56%)
Estee Lauder Cos Inc/The	33,900	1,575

Data Processing & Management (2.73%)
Fidelity National Information Services	45,453	1,678

Diversified Manufacturing Operations (2.40%)
Teleflex Inc	26,543	1,476

Electric — Integrated (7.48%)
DTE Energy Co (b)	36,100	1,532
Northeast Utilities	58,600	1,496
Wisconsin Energy Corp	34,900	1,578

		4,606

Electronic Components — Semiconductors (2.54%)
Microchip Technology Inc (b)	51,250	1,565

Electronic Parts Distribution (2.69%)
Arrow Electronics Inc (a)	53,900	1,656

Enterprise Software & Services (3.11%)
BMC Software Inc (a)	53,100	1,912

Food — Dairy Products (0.76%)
Dean Foods Co (a)	23,900	469

Machinery Tools & Related Products (3.82%)
Lincoln Electric Holdings Inc (b)	29,900	2,353

Medical — Generic Drugs (1.51%)
Mylan Inc/PA (b)	77,125	931

Medical — Hospitals (3.43%)
Universal Health Services Inc (b)	33,400	2,112

Medical — Wholesale Drug Distribution (0.53%)
AmerisourceBergen Corp	8,100	324

Medical Information Systems (2.21%)
IMS Health Inc	58,302	1,358

Medical Instruments (1.60%)
Edwards Lifesciences Corp (a)(b)	15,900	986

Medical Laboratory & Testing Service (2.84%)
Covance Inc (a)	20,300	1,746

Multi-Line Insurance (1.41%)
HCC Insurance Holdings Inc	41,011	867

Non-Hazardous Waste Disposal (3.55%)
Allied Waste Industries Inc (a)	27,200	343
Republic Services Inc	62,000	1,842

		2,185

Office Furnishings — Original (1.71%)
HNI Corp (b)	59,700	1,054

Oil & Gas Drilling (4.01%)
Nabors Industries Ltd (a)(b)	50,087	2,466

Oil Company — Exploration & Production (3.43%)
Cimarex Energy Co	23,100	1,609
Noble Energy Inc	5,006	504

		2,113

Oil Refining & Marketing (0.51%)
Frontier Oil Corp	13,138	314
See accompanying notes

Schedule of Investments
MidCap Stock Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (1.90%)
Fidelity National Financial Inc	92,626	$1,167

Reinsurance (1.86%)
Max Capital Group Ltd	53,800	1,148

REITS — Office Property (2.78%)
Alexandria Real Estate Equities Inc (b)	17,600	1,713

REITS — Regional Malls (1.17%)
General Growth Properties Inc	20,500	718

REITS — Shopping Centers (0.69%)
Tanger Factory Outlet Centers (b)	11,800	424

Rental — Auto & Equipment (0.94%)
Aaron Rents Inc (b)	25,796	576

Retail — Apparel & Shoe (1.41%)
J Crew Group Inc (a)(b)	17,300	571
Nordstrom Inc (b)	9,882	300

		871

Retail- Jewelry (2.95%)
Tiffany & Co (b)	44,500	1,813

Retail — Restaurants (0.40%)
Papa John’s International Inc (a)(b)	9,365	249

Savings & Loans — Thrifts (2.37%)
Washington Federal Inc (b)	80,650	1,460

Toys (2.27%)
Mattel Inc	81,500	1,395

Transport — Marine (2.75%)
Tidewater Inc	26,000	1,691

TOTAL COMMON STOCKS		$58,365

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (32.42%)

Money Center Banks (32.42%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $17,193,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (c)	$17,023	$17,022

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,509,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	1,465	1,465

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,509,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	1,465	1,465

		19,952

TOTAL REPURCHASE AGREEMENTS		$19,952

Total Investments		$78,317
Liabilities in Excess of Other Assets, Net — (27.25)%		(16,773)

TOTAL NET ASSETS — 100.00%		$61,544

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$14,670
Unrealized Depreciation	(5,111)

Net Unrealized Appreciation (Depreciation)	9,559
Cost for federal income tax purposes	68,758
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	46.52%
Consumer, Non-cyclical	16.43%
Industrial	15.94%
Technology	13.96%
Consumer, Cyclical	12.45%
Energy	7.95%
Utilities	7.48%
Basic Materials	6.52%
Liabilities in Excess of Other Assets, Net	(27.25%)

TOTAL NET ASSETS	100.00%

See accompanying notes

\

Schedule of Investments
MidCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.83%)
Advanced Materials & Products (0.10%)
Ceradyne Inc (a)	3,700	$127

Aerospace & Defense (0.21%)
Empresa Brasileira de Aeronautica SA ADR (b)	3,267	86
Spirit Aerosystems Holdings Inc (a)	10,100	194

		280

Agricultural Chemicals (0.58%)
CF Industries Holdings Inc	5,000	764

Agricultural Operations (0.61%)
Bunge Ltd (b)	7,500	808

Airlines (0.75%)
Continental Airlines Inc (a)	56,500	571
Northwest Airlines Corp (a)	58,000	386
Skywest Inc	2,900	37

		994

Apparel Manufacturers (0.28%)
Columbia Sportswear Co (b)	10,200	375

Appliances (0.45%)
Whirlpool Corp (b)	9,628	594

Auto/Truck Parts & Equipment — Original (1.66%)
Autoliv Inc	13,700	639
Lear Corp (a)(b)	23,400	332
TRW Automotive Holdings Corp (a)	26,600	491
WABCO Holdings Inc	15,700	729

		2,191

Batteries & Battery Systems (0.42%)
Energizer Holdings Inc (a)	7,600	555

Beverages — Non-Alcoholic (0.47%)
Pepsi Bottling Group Inc	22,200	620

Beverages — Wine & Spirits (0.70%)
Constellation Brands Inc (a)	46,372	921

Building — Heavy Construction (0.82%)
Chicago Bridge & Iron Co NV	22,610	900
Granite Construction Inc	5,000	158
Perini Corp (a)	700	23

		1,081

Building — Residential & Commercial (0.64%)
NVR Inc (a)(b)	1,689	845

Building & Construction Products — Miscellaneous (0.74%)
Armstrong World Industries Inc (b)	13,500	394
Owens Corning Inc (a)(b)	25,800	587

		981

Chemicals — Diversified (0.13%)
Celanese Corp	3,700	169

Chemicals — Specialty (1.34%)
Ashland Inc	16,200	781
Eastman Chemical Co	9,800	675
Lubrizol Corp	6,700	310

		1,766

Commercial Banks (2.14%)
Bancorpsouth Inc (b)	6,000	105
Colonial BancGroup Inc/The (b)	6,700	30
M&T Bank Corp (b)	2,500	176
Pacific Capital Bancorp NA (b)	23,100	318
Regions Financial Corp (b)	31,100	339
UnionBanCal Corp	12,900	522
United Bankshares Inc (b)	8,900	204
Webster Financial Corp	21,300	396
Zions Bancorporation (b)	23,400	737

		2,827

Commercial Services (0.39%)
Convergys Corp (a)	34,200	508

Commercial Services — Finance (0.22%)
Moody’s Corp (b)	8,300	286

Computer Services (1.58%)
Affiliated Computer Services Inc (a)	19,600	1,048
Computer Sciences Corp (a)	22,000	1,031

		2,079

Computers — Peripheral Equipment (0.57%)
Lexmark International Inc (a)	22,400	749

Containers — Metal & Glass (0.34%)
Owens-Illinois Inc (a)	10,600	442

Containers — Paper & Plastic (0.26%)
Sonoco Products Co	11,200	347

Data Processing & Management (0.32%)
Fidelity National Information Services	11,300	417

Distribution & Wholesale (0.91%)
Ingram Micro Inc (a)	32,900	584
WESCO International Inc (a)	15,300	613

		1,197

See accompanying notes

Schedule of Investments
MidCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (0.92%)
Eaton Corp	12,170	$1,034
Teleflex Inc	3,300	184

		1,218

Diversified Minerals (0.57%)
Teck Cominco Ltd	15,700	753

Electric — Integrated (9.91%)
Alliant Energy Corp	21,700	743
American Electric Power Co Inc	34,900	1,404
Consolidated Edison Inc	20,400	797
Constellation Energy Group Inc	12,600	1,035
DPL Inc	25,559	674
Edison International	29,267	1,504
Entergy Corp	5,100	614
FirstEnergy Corp	16,000	1,317
MDU Resources Group Inc	32,400	1,130
Northeast Utilities	32,200	822
Pinnacle West Capital Corp	21,248	654
Portland General Electric Co	21,000	473
PPL Corp	20,800	1,087
Xcel Energy Inc	40,500	813

		13,067

Electric Products — Miscellaneous (0.50%)
Molex Inc	26,900	657

Electronic Components — Miscellaneous (0.79%)
Jabil Circuit Inc	32,200	529
Sanmina-SCI Corp (a)	1,500	2
Vishay Intertechnology Inc (a)	58,200	516

		1,047

Electronic Components — Semiconductors (0.34%)
International Rectifier Corp (a)	23,498	451

Electronic Design Automation (0.27%)
Cadence Design Systems Inc (a)	35,700	361

Electronic Parts Distribution (0.99%)
Avnet Inc (a)	47,900	1,307

Electronics — Military (0.17%)
L-3 Communications Holdings Inc	2,500	227

Engineering — Research & Development Services (2.27%)
EMCOR Group Inc (a)	22,100	631
KBR Inc	24,700	862
McDermott International Inc (a)	10,700	662
URS Corp (a)	20,000	839

		2,994

Fiduciary Banks (0.68%)
Northern Trust Corp	13,100	898

Finance — Auto Loans (0.34%)
AmeriCredit Corp (a)	51,600	445

Finance — Credit Card (0.68%)
Discover Financial Services	67,700	892

Finance — Investment Banker & Broker (1.25%)
Jefferies Group Inc (b)	53,900	907
Morgan Stanley	20,600	743

		1,650

Food — Meat Products (0.71%)
Hormel Foods Corp	14,500	502
Smithfield Foods Inc (a)(b)	22,100	439

		941

Food — Miscellaneous/Diversified (0.72%)
Chiquita Brands International Inc (a)(b)	9,000	136
ConAgra Foods Inc	42,200	814

		950

Food — Retail (1.67%)
Safeway Inc	43,200	1,233
SUPERVALU Inc	31,400	970

		2,203

Gas — Distribution (1.27%)
Atmos Energy Corp	26,300	725
Laclede Group Inc/The	4,800	194
New Jersey Resources Corp	4,100	134
NiSource Inc	5,800	104
Southwest Gas Corp	12,800	380
UGI Corp	4,900	141

		1,678

Independent Power Producer (1.44%)
Dynegy Inc (a)	72,800	622
Mirant Corp (a)(b)	8,761	343
NRG Energy Inc (a)	21,744	933

		1,898

Industrial Gases (0.92%)
Air Products & Chemicals Inc	12,300	1,216

Insurance Brokers (0.37%)
Arthur J Gallagher & Co	20,300	489

Internet Security (0.05%)
Check Point Software Technologies Ltd (a)	2,932	69

Investment Management & Advisory Services (1.46%)
Invesco Ltd	11,700	280
Legg Mason Inc	22,400	976
See accompanying notes

Schedule of Investments
MidCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (continued)
Waddell & Reed Financial Inc	18,900	$662

		1,918

Life & Health Insurance (1.67%)
Phoenix Cos Inc/The (b)	5,900	45
Protective Life Corp	11,900	453
Reinsurance Group of America Inc	2,600	113
StanCorp Financial Group Inc	22,600	1,061
Unum Group	25,700	526

		2,198

Machinery — Construction & Mining (0.84%)
Terex Corp (a)	21,640	1,112

Machinery — Farm (0.33%)
AGCO Corp (a)	8,400	440

Machinery — General Industry (0.73%)
Gardner Denver Inc (a)	16,900	960

Machinery — Pumps (0.62%)
Flowserve Corp	6,000	820

Medical — Drugs (1.17%)
Endo Pharmaceuticals Holdings Inc (a)	19,200	465
King Pharmaceuticals Inc (a)(b)	76,500	801
Shire Ltd ADR (b)	5,523	271

		1,537

Medical — HMO (1.73%)
Aetna Inc	12,126	492
AMERIGROUP Corp (a)	12,700	264
Cigna Corp	14,500	513
Coventry Health Care Inc (a)	10,385	316
Health Net Inc (a)	28,800	693

		2,278

Medical — Hospitals (0.60%)
Universal Health Services Inc	12,600	797

Medical — Nursing Homes (0.12%)
Kindred Healthcare Inc (a)	5,600	161

Medical — Wholesale Drug Distribution (0.62%)
AmerisourceBergen Corp	20,400	816

Medical Products (0.17%)
Covidien Ltd	4,600	220

Metal — Diversified (1.05%)
Freeport-McMoRan Copper & Gold Inc	11,800	1,383

Metal — Iron (0.85%)
Cleveland-Cliffs Inc	9,400	1,120

Metal Processors & Fabrication (1.20%)
Commercial Metals Co	21,000	792
Timken Co	24,100	794

		1,586

Motion Pictures & Services (0.05%)
DreamWorks Animation SKG Inc (a)	2,100	63

Motorcycle/Motor Scooter (0.48%)
Harley-Davidson Inc	17,404	631

Multi-Line Insurance (3.38%)
American Financial Group Inc/OH	25,200	674
Assurant Inc	19,100	1,260
Cincinnati Financial Corp	26,900	683
CNA Financial Corp (b)	20,400	513
Hanover Insurance Group Inc/The	15,400	654
HCC Insurance Holdings Inc	2,600	55
XL Capital Ltd	29,700	611

		4,450

Multimedia (0.58%)
McGraw-Hill Cos Inc/The (b)	19,200	770

Networking Products (0.65%)
Anixter International Inc (a)(b)	14,300	851

Office Furnishings — Original (0.21%)
Steelcase Inc	27,100	272

Oil — Field Services (1.17%)
Key Energy Services Inc (a)	34,900	678
Oceaneering International Inc (a)	11,300	870

		1,548

Oil & Gas Drilling (1.36%)
Noble Corp	11,600	753
Patterson-UTI Energy Inc	28,800	1,038

		1,791

Oil Company — Exploration & Production (4.79%)
Canadian Natural Resources Ltd	5,784	580
Cimarex Energy Co	2,200	153
Denbury Resources Inc (a)	22,914	836
Southwestern Energy Co (a)	12,854	612
St Mary Land & Exploration Co (b)	14,200	918
Stone Energy Corp (a)	6,300	415
Talisman Energy Inc	25,619	567
Unit Corp (a)	9,600	797
Whiting Petroleum Corp (a)	10,500	1,114
See accompanying notes

Schedule of Investments
MidCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
XTO Energy Inc	4,786	$328

		6,320

Oil Company — Integrated (2.57%)
Hess Corp	20,500	2,587
Murphy Oil Corp	8,200	804

		3,391

Oil Field Machinery & Equipment (0.93%)
National Oilwell Varco Inc (a)	13,800	1,224

Oil Refining & Marketing (0.30%)
Sunoco Inc	9,720	396

Paper & Related Products (0.49%)
Domtar Corp (a)	117,400	640

Pipelines (0.66%)
Oneok Inc	17,700	864

Printing — Commercial (0.40%)
RR Donnelley & Sons Co	17,600	523

Property & Casualty Insurance (2.47%)
Arch Capital Group Ltd (a)	12,000	796
First American Corp	26,200	691
Harleysville Group Inc	2,800	95
OneBeacon Insurance Group Ltd	7,400	130
WR Berkley Corp	63,700	1,539

		3,251

Publishing — Books (0.08%)
Scholastic Corp	3,600	103

Racetracks (0.24%)
International Speedway Corp	8,100	316

Regional Banks (0.84%)
Huntington Bancshares Inc/OH (b)	49,600	286
Keycorp	46,400	509
National City Corp (b)	65,100	311

		1,106

Reinsurance (2.18%)
Allied World Assurance Co Holdings Ltd	10,700	424
Axis Capital Holdings Ltd	26,200	781
Everest Re Group Ltd	9,900	789
RenaissanceRe Holdings Ltd	16,000	715
Transatlantic Holdings Inc	2,800	158

		2,867

REITS — Apartments (0.57%)
Apartment Investment & Management Co	22,100	753

REITS — Diversified (2.66%)
Colonial Properties Trust (b)	18,200	364
Duke Realty Corp	34,100	765
Lexington Realty Trust	17,800	243
Liberty Property Trust	18,800	623
Vornado Realty Trust	17,200	1,514

		3,509

REITS — Healthcare (0.47%)
Ventas Inc	14,500	617

REITS — Hotels (1.06%)
FelCor Lodging Trust Inc	34,200	359
Hospitality Properties Trust	27,400	670
Sunstone Hotel Investors Inc	21,800	362

		1,391

REITS — Mortgage (0.69%)
Annaly Capital Management Inc	58,400	906

REITS — Office Property (1.46%)
Brandywine Realty Trust	24,100	380
Douglas Emmett Inc	6,000	132
HRPT Properties Trust	93,400	632
Mack-Cali Realty Corp	22,900	782

		1,926

REITS — Regional Malls (0.08%)
CBL & Associates Properties Inc	4,400	101

REITS — Shopping Centers (0.56%)
Developers Diversified Realty Corp	21,421	744

REITS — Warehouse & Industrial (0.75%)
AMB Property Corp	13,900	700
EastGroup Properties Inc	6,700	288

		988

Rental — Auto & Equipment (0.54%)
United Rentals Inc (a)	36,400	714

Retail — Apparel & Shoe (0.05%)
Foot Locker Inc	4,800	60

Retail — Automobile (0.41%)
AutoNation Inc (a)(b)	48,500	486
Penske Auto Group Inc (b)	3,600	53

		539

Retail — Bookstore (0.12%)
Barnes & Noble Inc	6,300	156

Retail — Discount (0.45%)
BJ’s Wholesale Club Inc (a)	15,300	592
See accompanying notes

Schedule of Investments
MidCap Value Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Major Department Store (0.72%)
JC Penney Co Inc	17,800	$646
TJX Cos Inc	9,739	306

		952

Retail — Regional Department Store (0.55%)
Macy’s Inc	37,600	730

Retail — Restaurants (0.76%)
Brinker International Inc (b)	21,100	399
Darden Restaurants Inc	18,900	603

		1,002

Savings & Loans — Thrifts (0.48%)
Astoria Financial Corp	31,400	631

Steel — Producers (1.73%)
Steel Dynamics Inc	27,000	1,055
United States Steel Corp	6,600	1,219

		2,274

Telecommunication Equipment (0.98%)
Arris Group Inc (a)(b)	77,664	656
Plantronics Inc	4,000	90
Tellabs Inc (a)	116,800	543

		1,289

Telecommunication Services (0.82%)
Embarq Corp	23,000	1,087

Telephone — Integrated (1.98%)
CenturyTel Inc	24,100	857
Qwest Communications International Inc (b)	194,900	766
Telephone & Data Systems Inc	9,600	454
Windstream Corp	42,700	527

		2,604

Transport — Marine (0.68%)
Ship Finance International Ltd (b)	30,478	900

Vitamins & Nutrition Products (0.81%)
NBTY Inc (a)	33,500	1,074

TOTAL COMMON STOCKS		$131,596

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (10.61%)

Money Center Banks (10.61%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $14,130,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (c)	$13,991	$13,990

TOTAL REPURCHASE AGREEMENTS		$13,990

Total Investments		$145,586
Liabilities in Excess of Other Assets, Net — (10.44)%		(13,764)

TOTAL NET ASSETS — 100.00%		$131,822

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$13,035
Unrealized Depreciation	(20,295)

Net Unrealized Appreciation (Depreciation)	(7,260)
Cost for federal income tax purposes	152,846
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	36.83%
Industrial	12.96%
Utilities	12.62%
Energy	11.78%
Consumer, Non-cyclical	10.91%
Consumer, Cyclical	9.47%
Basic Materials	7.65%
Communications	5.14%
Technology	3.08%
Liabilities in Excess of Other Assets, Net	(10.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (89.91%)
Agricultural Operations (1.53%)
Cargill Inc
2.30%, 7/30/2008	$1,400	$1,398
2.38%, 9/ 4/2008	1,200	1,195
2.55%, 9/17/2008	1,200	1,193
2.60%, 9/22/2008	1,100	1,093

		4,879

Asset Backed Securities (2.92%)
CAFCO
2.75%, 7/ 7/2008	1,100	1,099
2.70%, 7/18/2008	1,100	1,099
2.90%, 7/24/2008	1,100	1,098
2.68%, 7/29/2008	800	798
2.60%, 8/21/2008	1,200	1,196
2.62%, 8/22/2008	1,200	1,195
2.65%, 9/ 5/2008	825	821
FCAR Owner Trust I
2.68%, 7/ 1/2008	1,000	1,000
2.80%, 7/ 2/2008	1,000	1,000

		9,306

Chemicals — Diversified (1.63%)
BASF AG
2.36%, 7/ 9/2008	1,100	1,099
2.20%, 7/15/2008	1,200	1,199
2.07%, 7/22/2008	1,000	999
2.17%, 7/29/2008	1,000	998
2.17%, 8/27/2008	900	897

		5,192

Commercial Banks (12.59%)
Calyon North America
2.67%, 7/17/2008	1,100	1,099
2.41%, 7/21/2008	1,100	1,099
2.81%, 8/ 4/2008	1,100	1,097
2.56%, 9/ 5/2008	1,200	1,194
Nordea North America
2.66%, 7/ 8/2008	1,000	999
2.66%, 7/14/2008	1,200	1,199
2.66%, 7/16/2008	1,200	1,199
2.85%, 7/23/2008	1,100	1,098
2.54%, 8/25/2008	740	737
2.71%, 9/25/2008	790	785
Skandinaviska Enskilda Banken
2.88%, 7/22/2008	1,100	1,098
2.52%, 7/25/2008	730	729
Societe Generale North America Inc
2.84%, 8/ 1/2008	1,200	1,197
2.85%, 8/ 4/2008	1,000	997
2.58%, 8/29/2008	1,400	1,394
2.71%, 9/10/2008	1,300	1,293
2.71%, 9/30/2008	1,200	1,192
State Street Corp
2.55%, 7/ 1/2008	1,200	1,200
2.60%, 7/24/2008	1,200	1,198
Suntrust Bank
2.60%, 7/ 2/2008	1,200	1,200
Svenska Handelsbanken
2.63%, 7/ 7/2008	1,300	1,299
2.66%, 7/10/2008	1,200	1,199
2.66%, 7/11/2008	1,200	1,199
2.49%, 8/ 5/2008	1,400	1,397
2.54%, 8/11/2008	775	773
2.55%, 8/20/2008	780	777
Toronto — Dominion Holdings
2.57%, 7/24/2008	1,200	1,198
2.48%, 9/ 8/2008	1,200	1,194
2.56%, 9/12/2008	930	925
2.72%, 9/16/2008	1,200	1,193
Westpac Banking Corp
2.61%, 8/ 8/2008	1,200	1,197
2.52%, 8/13/2008	1,300	1,296
2.30%, 8/14/2008	1,100	1,097
2.59%, 8/14/2008	1,100	1,097
2.64%, 9/12/2008	1,200	1,194
2.63%, 10/ 6/2008	1,100	1,092

		40,131

Commercial Banks — Non US (1.52%)
DNB NOR Bank ASA
2.77%, 10/28/2008	1,300	1,288
2.73%, 10/30/2008	1,200	1,189
2.90%, 11/24/2008	1,200	1,186
Swedbank AB
2.81%, 10/ 2/2008	1,200	1,191

		4,854

Diversified Financial Services (2.31%)
General Electric Capital
2.36%, 7/ 8/2008	1,000	1,000
2.45%, 7/10/2008	1,100	1,099
2.50%, 7/18/2008	1,000	999
2.33%, 8/ 7/2008	875	873
2.45%, 8/11/2008	1,000	997
2.35%, 8/25/2008	1,300	1,295
2.48%, 9/25/2008	1,100	1,094

		7,357

Finance — Auto Loans (2.44%)
Toyota Motor Credit
2.25%, 8/ 6/2008	510	509
2.60%, 8/22/2008	1,200	1,196
2.35%, 9/ 4/2008	1,300	1,294
2.51%, 9/26/2008	865	860
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Auto Loans (continued)
Toyota Motor Credit (continued)
2.53%, 9/26/2008	$1,650	$1,640
2.64%, 10/22/2008	1,200	1,190
2.65%, 10/29/2008	1,100	1,090

		7,779

Finance — Consumer Loans (4.77%)
American General Finance
2.66%, 7/17/2008	1,200	1,199
2.63%, 8/25/2008	1,150	1,145
2.69%, 9/ 3/2008	1,200	1,194
2.61%, 9/ 9/2008	1,300	1,293
2.76%, 9/15/2008	820	815
HSBC Finance
2.40%, 8/12/2008	1,200	1,197
2.50%, 8/20/2008	1,100	1,096
2.62%, 9/18/2008	640	636
2.50%, 9/19/2008	1,300	1,293
2.62%, 9/24/2008	1,200	1,193
2.60%, 10/10/2008	1,200	1,191
2.75%, 10/14/2008	960	952
John Deere Capital Corp
2.02%, 7/ 7/2008	1,000	1,000
2.17%, 8/11/2008	1,000	998

		15,202

Finance — Credit Card (2.36%)
American Express Credit
2.40%, 7/14/2008	560	559
2.64%, 7/17/2008	1,100	1,099
2.66%, 7/17/2008	1,000	999
2.64%, 7/28/2008	1,000	998
2.88%, 7/30/2008	700	698
2.49%, 8/ 6/2008	875	873
2.45%, 8/15/2008	1,000	997
2.53%, 9/17/2008	1,300	1,293

		7,516

Finance — Investment Banker & Broker (10.93%)
Citigroup Funding
2.82%, 7/ 1/2008	1,300	1,300
2.72%, 7/ 3/2008	1,000	1,000
2.65%, 8/ 7/2008	1,200	1,197
2.60%, 8/26/2008	960	956
2.59%, 8/29/2008	1,000	996
2.78%, 9/19/2008	1,100	1,093
2.78%, 9/23/2008	1,300	1,292
Goldman Sachs Group
2.45%, 8/ 1/2008	1,200	1,197
2.52%, 8/ 5/2008	1,200	1,197
2.38%, 8/26/2008	930	927
ING U.S. Funding
2.63%, 7/14/2008	1,000	999
2.84%, 7/25/2008	1,100	1,098
2.33%, 7/31/2008	1,100	1,098
2.61%, 8/ 7/2008	1,000	997
2.50%, 8/11/2008	1,200	1,197
2.59%, 9/ 3/2008	1,200	1,194
JP Morgan Chase
2.55%, 7/21/2008	1,200	1,198
2.40%, 7/22/2008	1,100	1,098
2.47%, 7/23/2008	1,200	1,198
2.60%, 7/29/2008	1,100	1,098
2.40%, 8/ 4/2008	670	668
2.53%, 9/ 2/2008	1,200	1,195
Merrill Lynch & Co Inc
2.55%, 7/ 3/2008	1,400	1,400
Morgan Stanley
3.07%, 7/16/2008	1,100	1,099
2.87%, 7/28/2008	600	599
2.66%, 8/22/2008	1,300	1,295
2.67%, 9/11/2008	1,200	1,194
2.59%, 9/16/2008	1,020	1,014
2.69%, 9/18/2008	1,300	1,292
2.72%, 9/26/2008	1,200	1,192
Morgan Stanley Institutional Liquidity
2.61%, 12/31/2008	1,570	1,570

		34,848

Finance — Leasing Company (2.31%)
International Lease Finance
2.68%, 7/14/2008	1,200	1,199
2.85%, 7/21/2008	740	739
2.71%, 7/25/2008	1,200	1,198
2.64%, 8/27/2008	1,025	1,021
River Fuel Funding
2.53%, 7/31/2008	1,000	998
2.85%, 7/31/2008	1,000	997
2.85%, 7/31/2008	1,200	1,197

		7,349

Finance — Mortgage Loan/Banker (1.19%)
Federal Home Loan Bank Discount Notes
2.11%, 8/ 8/2008	1,200	1,197
2.07%, 8/13/2008	1,300	1,297
Freddie Mac Discount Notes
2.44%, 10/20/2008	1,300	1,290

		3,784

Finance — Other Services (5.34%)
Commoloco
2.57%, 8/19/2008	590	588
2.69%, 8/20/2008	1,000	996
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Other Services (continued)
CRC Funding
2.57%, 7/28/2008	$1,300	$1,298
2.55%, 7/29/2008	1,000	998
2.70%, 7/30/2008	1,300	1,297
2.67%, 8/ 4/2008	1,100	1,097
2.66%, 8/28/2008	1,700	1,693
Park Avenue Receivables Company
2.40%, 7/ 8/2008	1,300	1,299
2.60%, 8/1/2008	950	948
2.72%, 8/15/2008	1,100	1,096
2.65%, 8/18/2008	1,100	1,096
2.58%, 9/ 3/2008	1,400	1,394
2.60%, 9/ 9/2008	1,300	1,293
2.72%, 9/18/2008	750	746
Private Export Funding
2.05%, 10/ 8/2008	1,200	1,193

		17,032

Food — Miscellaneous/Diversified (2.42%)
Unilever Capital
2.45%, 9/29/2008	1,100	1,093
2.47%, 10/ 7/2008	1,100	1,093
2.60%, 10/ 9/2008	1,200	1,191
2.66%, 10/23/2008	1,200	1,190
2.55%, 10/27/2008	1,200	1,190
2.68%, 10/27/2008	770	763
2.70%, 11/ 5/2008	1,200	1,189

		7,709

Life & Health Insurance (2.08%)
Prudential PLC
2.42%, 7/ 2/2008	1,000	1,000
2.55%, 7/10/2008	1,100	1,099
2.59%, 7/11/2008	1,000	999
3.70%, 7/14/2008	740	739
2.65%, 8/ 6/2008	1,100	1,097
2.58%, 8/11/2008	1,100	1,097
2.84%, 9/26/2008	600	596

		6,627

Medical — Drugs (1.40%)
AstraZeneca PLC
4.05%, 7/ 7/2008	550	550
3.57%, 7/25/2008	1,200	1,197
2.74%, 8/ 6/2008	630	628
2.91%, 8/20/2008	1,100	1,096
2.40%, 10/15/2008	1,000	993

		4,464

Money Center Banks (9.09%)
Allied Irish Bank
2.65%, 9/ 8/2008	1,000	995
Bank of America
2.55%, 7/11/2008	570	570
2.61%, 8/ 8/2008	2,100	2,094
2.72%, 8/13/2008	1,000	997
2.58%, 8/19/2008	600	598
2.79%, 8/19/2008	1,000	996
2.67%, 8/21/2008	1,200	1,195
2.62%, 9/22/2008	1,300	1,292
Bank of Scotland PLC
2.60%, 7/16/2008	1,000	999
2.74%, 8/ 5/2008	1,100	1,097
2.68%, 8/ 7/2008	900	897
2.85%, 9/11/2008	1,200	1,193
2.77%, 9/15/2008	1,200	1,193
2.79%, 9/17/2008	1,200	1,193
BNP Paribas Finance
2.64%, 7/ 2/2008	1,100	1,100
2.32%, 7/18/2008	1,100	1,099
2.81%, 7/30/2008	1,200	1,197
2.89%, 8/25/2008	1,200	1,195
2.82%, 8/26/2008	1,100	1,095
2.81%, 8/28/2008	1,200	1,195
UBS Finance Delaware LLC
2.66%, 8/12/2008	1,200	1,196
2.66%, 8/21/2008	1,100	1,096
2.58%, 8/28/2008	910	906
2.61%, 9/ 2/2008	1,400	1,394
2.63%, 9/ 4/2008	1,200	1,194
2.74%, 10/ 2/2008	1,000	993

		28,969

Multi-line Insurance (0.69%)
Genworth Financial
2.45%, 7/28/2008	1,200	1,198
2.40%, 8/11/2008	1,000	997

		2,195

Regional Banks (1.19%)
Wells Fargo & Co
2.14%, 7/ 3/2008	1,100	1,100
2.30%, 7/ 8/2008	1,400	1,399
2.30%, 8/12/2008	1,300	1,297

		3,796

Sovereign Agency (0.41%)
Fannie Mae Discount Notes
2.35%, 9/10/2008	1,300	1,294

Special Purpose Banks (0.37%)
Dexia Delaware LLC
2.60%, 8/ 6/2008	1,200	1,197
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Special Purpose Entity (13.57%)
American Honda Finance Corp
2.05%, 7/18/2008	$1,100	$1,099
2.12%, 8/ 5/2008	1,300	1,297
2.14%, 8/14/2008	1,400	1,396
2.41%, 9/10/2008	1,200	1,194
Barclays U.S. Funding
2.73%, 7/ 9/2008	1,100	1,099
2.88%, 7/28/2008	805	803
2.85%, 8/18/2008	1,200	1,196
Charta LLC
2.70%, 7/11/2008	630	630
2.90%, 7/22/2008	1,200	1,198
2.70%, 8/21/2008	1,200	1,195
2.65%, 8/27/2008	1,300	1,295
2.80%, 9/16/2008	1,100	1,093
2.82%, 9/25/2008	1,300	1,291
Danske Corp
2.80%, 9/18/2008	1,000	994
DWS Scudder Money Market Series
2.67%, 12/31/2008	3,880	3,880
Prudential Funding Corp
2.72%, 7/15/2008	1,200	1,199
2.45%, 7/16/2008	1,010	1,009
2.42%, 8/27/2008	1,400	1,395
Ranger Funding
2.55%, 8/13/2008	1,300	1,296
2.63%, 8/18/2008	1,100	1,096
2.63%, 8/19/2008	1,300	1,295
2.65%, 8/22/2008	620	618
2.75%, 9/16/2008	940	935
2.68%, 9/18/2008	1,200	1,193
2.83%, 10/14/2008	1,359	1,348
Sheffield Receivables
2.73%, 7/ 9/2008	1,200	1,199
2.52%, 7/11/2008	1,300	1,299
2.55%, 8/ 7/2008	1,000	997
2.75%, 9/ 5/2008	1,300	1,294
Yorktown Capital
2.85%, 7/21/2008	1,200	1,198
2.73%, 7/23/2008	1,200	1,198
2.47%, 7/24/2008	1,400	1,398
2.58%, 8/20/2008	1,000	996
2.58%, 9/ 2/2008	500	498
2.58%, 9/ 4/2008	1,300	1,294
2.68%, 9/16/2008	840	835

		43,250

Supranational Bank (2.44%)
Corp Andina de Fomento
2.74%, 7/15/2008	1,200	1,199
2.65%, 8/12/2008	1,200	1,196
2.67%, 8/14/2008	1,200	1,196
2.71%, 9/ 5/2008	1,100	1,095
2.71%, 9/11/2008	1,100	1,094
2.75%, 9/24/2008	1,000	993
2.92%, 10/16/2008	1,000	991

		7,764

Telephone — Integrated (3.01%)
AT&T Inc
2.08%, 7/30/2008	1,000	999
2.24%, 8/18/2008	630	628
2.30%, 9/ 8/2008	1,100	1,095
2.32%, 9/15/2008	1,300	1,294
Telstra Corp
2.80%, 7/23/2008	1,100	1,098
2.75%, 8/15/2008	1,100	1,096
2.60%, 8/21/2008	1,300	1,295
2.65%, 9/ 4/2008	1,200	1,194
Verizon Communications Inc
2.50%, 8/19/2008	910	907

		9,606

Tools — Hand held (1.40%)
Stanley Works
2.20%, 7/ 9/2008	1,000	1,000
2.15%, 7/10/2008	1,000	1,000
2.17%, 7/15/2008	900	899
2.20%, 7/16/2008	910	909
2.30%, 9/ 8/2008	650	647

		4,455

TOTAL COMMERCIAL PAPER		$286,555

CERTIFICATE OF DEPOSIT (0.81%)
Commercial Banks (0.81%)
Wachovia Bank
2.80%, 10/ 3/2008	1,400	1,400
2.88%, 10/24/2008	1,200	1,200

		2,600

TOTAL CERTIFICATE OF DEPOSIT		$2,600

BONDS (5.55%)
Asset Backed Securities (0.40%)
Caterpillar Financial Asset Trust
3.01%, 12/26/2008	213	213
CNH Equipment Trust
2.75%, 12/15/2008	516	516
John Deere Owner Trust
2.79%, 2/17/2009	536	536

		1,265

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Auto — Car & Light Trucks (0.25%)
BMW US Capital LLC
2.45%, 7/ 7/2008 (a)(b)	$800	$800

Automobile Sequential (1.25%)
BMW Vehicle Lease Trust
5.06%, 7/15/2008	22	22
Capital Auto Receivables Asset Trust
3.39%, 8/15/2008 (b)	250	250
Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (b)	197	197
Honda Auto Receivables Owner Trust
2.92%, 2/18/2009 (a)	1,000	1,000
Hyundai Auto Receivables Trust
2.85%, 1/15/2009	1,280	1,280
Nissan Auto Receivables Owner Trust
2.79%, 2/17/2009	800	800
Volkswagen Auto Loan Enhanced Trust
2.84%, 1/20/2009	423	423

		3,972

Commercial Banks (1.19%)
Allied Irish Banks PLC
2.48%, 7/21/2008 (a)(b)	1,000	1,000
BES Finance Ltd
2.52%, 7/ 2/2008 (a)(b)	1,000	1,000
Skandinaviska Enskilda Banken AB
2.79%, 9/22/2008 (a)(b)	800	800
Svenska Handelsbanken AB
2.94%, 7/ 7/2008 (a)(b)	1,000	1,000

		3,800

Diversified Financial Services (0.44%)
IBM International Group Capital LLC
2.87%, 8/26/2008 (a)(b)	1,400	1,400

Diversified Manufacturing Operations (0.19%)
Danaher Corp
6.00%, 10/15/2008	600	604

Electric Products — Miscellaneous (0.13%)
Emerson Electric Co
5.00%, 10/15/2008	400	402

Finance — Consumer Loans (0.21%)
John Deere Capital Corp
2.98%, 9/25/2008 (a)	665	665

Finance — Investment Banker & Broker (0.65%)
Goldman Sachs Group LP
2.92%, 7/25/2008 (a)(b)	1,000	1,000
JPMorgan Chase & Co
2.45%, 7/ 2/2008 (a)	500	500
Lehman Brothers Holdings Inc
2.99%, 9/29/2008 (a)	570	570

		2,070

Retail — Discount (0.12%)
Target Corp
5.40%, 10/ 1/2008	400	402

Special Purpose Entity (0.72%)
Allstate Life Global Funding Trusts
2.48%, 7/ 7/2008 (a)	700	700
American Self Storage Corp
3.00%, 5/ 1/2046	500	500
BASF Finance Europe NV
2.81%, 7/21/2008 (a)(b)	800	800
South Central Communications
3.00%, 4/ 1/2018	300	300

		2,300

TOTAL BONDS		$17,680

TAX-EXEMPT BONDS (2.91%)
California (0.81%)
California Statewide Communities Development Fannie Mae
2.58%, 12/15/2036	750	750
County of Sacramento CA Bayersiche Landesbank
2.75%, 7/ 1/2022	705	705
Los Angeles Department of Water & Power Dexia Credit Local
2.58%, 7/ 1/2025	700	700
San Jose Redevelopment Agency/CA JP Morgan Chase Bank
2.58%, 8/ 1/2028	425	425

		2,580

Colorado (0.22%)
Sheridan Redevelopment Agency Citibank NA
2.60%, 12/ 1/2029	700	700

Iowa (0.19%)
Iowa Finance Authority Dexia/Fannie Mae/Ginnie Mae
2.65%, 1/ 1/2038	600	600

Massachusetts (0.22%)
Massachusetts Housing Finance Agency/MA JP Morgan Chase
2.58%, 6/ 1/2034	700	700

Michigan (0.16%)
Calvin College JP Morgan Chase
3.03%, 7/ 3/2008	500	500

Minnesota (0.09%)
St Paul Housing & Redevelopment Authority U.S. Bank
2.65%, 1/ 1/2024	300	300
See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
New York (0.23%)
New York State Housing Finance Agency Fannie Mae
2.55%, 5/15/2033	$720	$720

Pennsylvania (0.23%)
Montgomery County Industrial Development Authority JP Morgan Chase
2.68%, 8/ 1/2037	750	750

Texas (0.25%)
Port of Port Arthur Navigation District Motiva Enterprises LLC
2.68%, 5/ 1/2038	800	800

Utah (0.25%)
Utah Telecommunication Open Infrastructure Agency Advanced Comm SPL Key Bank NA
2.75%, 6/ 1/2040	800	800

Washington (0.26%)
Washington State Housing Finance Commission Bank of America
2.50%, 7/ 1/2030	565	565
Washington State Housing Finance Commission Fannie Mae
2.53%, 5/15/2033	260	260

		825

TOTAL TAX-EXEMPT BONDS		$9,275

Total Investments		$316,110
Other Assets in Excess of Liabilities, Net — 0.82%		2,599

TOTAL NET ASSETS — 100.00%		$318,709

(a)	Variable Rate

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,247 or 2.59% of net assets.
Portfolio Summary (unaudited)

Sector	Percent

Financial	78.03%
Consumer, Non-cyclical	5.35%
Asset Backed Securities	4.56%
Communications	3.02%
Revenue	1.96%
Industrial	1.71%
Basic Materials	1.63%
Government	1.59%
Insured	0.73%
Consumer, Cyclical	0.38%
Tax Allocation	0.22%
Other Assets in Excess of Liabilities, Net	0.82%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (25.62%)
Finance — Mortgage Loan/Banker (4.54%)
Federal Farm Credit Bank
3.70%, 5/15/2013	$2,500	$2,451
Federal Home Loan Banks
6.50%, 8/14/2009	2,045	2,125
7.38%, 2/12/2010	2,455	2,620
4.50%, 9/16/2013 (a)	1,640	1,662

		8,858

Mortgage Backed Securities (20.23%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	2,866	2,831
5.50%, 5/25/2034	874	841
Chase Mortgage Finance Corp
6.00%, 5/25/2035	1,940	1,768
Countrywide Alternative Loan Trust
4.00%, 8/25/2033	307	298
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018	1,657	1,601
5.25%, 5/25/2034	3,275	3,098
5.75%, 12/25/2035	3,006	2,848
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	1,431	1,338
Fannie Mae
8.70%, 12/25/2019	15	17
8.00%, 4/25/2022	182	187
5.00%, 2/25/2027	732	44
5.50%, 2/25/2032	2,155	2,172
7.00%, 4/25/2032	1,030	1,085
Fannie Mae Grantor Trust
7.30%, 5/25/2010	2,455	2,592
Freddie Mac
6.50%, 5/15/2030	371	372
5.50%, 10/15/2031	1,640	1,661
4.50%, 5/15/2032	716	711
5.50%, 1/15/2033	1,132	1,138
5.50%, 4/15/2033 (b)	1,640	1,644
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	669	692
GSR Mortgage Loan Trust
5.00%, 5/25/2033	597	595
6.00%, 2/25/2035	1,547	1,528
MASTR Alternative Loans Trust
5.39%, 1/25/2020 (b)	1,354	1,276
Prime Mortgage Trust
4.75%, 11/25/2019	1,683	1,614
4.75%, 10/25/2020 (b)	1,740	1,649
Residential Funding Mortgage Securities
5.50%, 12/25/2033	2,450	2,221
Structured Asset Securities Corp
5.00%, 5/25/2035	1,618	1,454
Wells Fargo Mortgage Backed Securities
6.00%, 4/25/2037	2,457	2,171

		39,446

Regional Agencies (0.85%)
US Department of Housing and Urban Development
6.16%, 8/ 1/2011	1,650	1,655

TOTAL BONDS		$49,959

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (67.41%)
Federal Home Loan Mortgage Corporation (FHLMC) (32.71%)
5.50%, 12/ 1/2008	5	5
7.00%, 11/ 1/2012	11	11
6.00%, 1/ 1/2013	74	77
7.00%, 1/ 1/2013	23	24
6.50%, 11/ 1/2016	123	128
6.00%, 4/ 1/2017	340	349
6.00%, 4/ 1/2017	282	289
6.00%, 5/ 1/2017	330	338
4.50%, 4/ 1/2018	694	678
5.00%, 4/ 1/2018	901	899
4.00%, 8/ 1/2018	1,766	1,678
5.50%, 11/ 1/2018	860	872
4.50%, 1/ 1/2019	1,808	1,768
5.50%, 7/ 1/2019	1,017	1,030
6.50%, 12/ 1/2021	262	272
6.50%, 4/ 1/2022	315	328
6.50%, 5/ 1/2022	205	213
6.50%, 5/ 1/2023	43	45
5.50%, 6/ 1/2024	1,301	1,298
6.50%, 1/ 1/2028	21	22
7.00%, 1/ 1/2028	246	261
6.50%, 3/ 1/2029	39	41
6.50%, 4/ 1/2029	413	435
8.50%, 7/ 1/2029	50	56
8.00%, 12/ 1/2030	23	25
7.50%, 2/ 1/2031	47	51
6.00%, 5/ 1/2031	157	160
7.00%, 6/ 1/2031	30	32
6.50%, 10/ 1/2031	101	105
7.00%, 10/ 1/2031	46	49
6.50%, 1/ 1/2032	293	305
7.00%, 4/ 1/2032	460	486
6.00%, 9/ 1/2032	239	243
5.50%, 11/ 1/2032	966	958
5.00%, 2/ 1/2033	1,273	1,228
5.50%, 4/ 1/2033	1,838	1,823
5.00%, 6/ 1/2033	1,296	1,251
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
| |
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 8/ 1/2033	$566	$528
4.50%, 8/ 1/2033	665	620
5.00%, 8/ 1/2033	1,978	1,908
5.00%, 8/ 1/2033	2,039	1,968
5.50%, 8/ 1/2033	1,518	1,508
6.00%, 11/ 1/2033	697	711
6.00%, 11/ 1/2033	658	671
5.50%, 12/ 1/2033	1,873	1,855
6.00%, 12/ 1/2033	817	831
5.50%, 1/ 1/2034	2,044	2,021
5.50%, 1/ 1/2034	1,427	1,411
5.00%, 5/ 1/2034	2,538	2,445
6.00%, 5/ 1/2034	1,074	1,089
6.00%, 5/ 1/2034	2,136	2,159
5.50%, 11/ 1/2034	1,760	1,741
5.00%, 5/ 1/2035	1,200	1,154
4.50%, 6/ 1/2035	2,999	2,785
5.00%, 7/ 1/2035	5,427	5,218
5.50%, 9/ 1/2035	2,402	2,373
5.00%, 10/ 1/2035	2,382	2,291
5.00%, 6/ 1/2036	2,777	2,670
7.00%, 7/ 1/2036	2,153	2,259
6.00%, 6/ 1/2038	3,000	3,034
5.72%, 1/ 1/2037 (b)	1,023	1,030
6.02%, 3/ 1/2037 (b)	1,646	1,679

		63,792

Federal National Mortgage Association (FNMA) (24.52%)
6.00%, 12/ 1/2016	347	357
5.50%, 1/ 1/2017	494	505
6.00%, 8/ 1/2017	447	460
5.50%, 12/ 1/2017	419	426
5.00%, 4/ 1/2018	774	773
5.50%, 5/ 1/2018	997	1,012
5.00%, 6/ 1/2018	1,474	1,473
5.00%, 10/ 1/2018	1,317	1,315
4.50%, 12/ 1/2018	1,385	1,355
5.00%, 2/ 1/2019	386	386
5.00%, 2/ 1/2019	486	485
8.00%, 5/ 1/2022	5	5
6.00%, 10/ 1/2022	451	460
8.50%, 2/ 1/2023	3	3
6.50%, 9/ 1/2024	134	138
8.00%, 5/ 1/2027	100	108
8.00%, 9/ 1/2027	22	23
8.50%, 10/ 1/2027	71	77
7.00%, 8/ 1/2028	96	103
6.50%, 11/ 1/2028	12	12
7.00%, 12/ 1/2028	67	71
6.50%, 2/ 1/2029	18	19
6.50%, 3/ 1/2029	62	65
6.50%, 4/ 1/2029	110	115
7.00%, 4/ 1/2029	29	30
6.50%, 7/ 1/2029	713	741
7.50%, 11/ 1/2029	51	55
9.00%, 9/ 1/2030	27	30
6.50%, 6/ 1/2031	52	54
6.50%, 6/ 1/2031	27	29
6.00%, 8/ 1/2031	379	385
7.00%, 11/ 1/2031	237	250
6.50%, 1/ 1/2032	62	65
6.50%, 3/ 1/2032	277	288
6.50%, 3/ 1/2032	95	99
6.50%, 4/ 1/2032	407	422
6.50%, 8/ 1/2032	150	156
6.50%, 11/ 1/2032	140	145
6.50%, 11/ 1/2032	181	188
6.50%, 12/ 1/2032	327	340
5.50%, 2/ 1/2033	1,115	1,109
6.50%, 2/ 1/2033	126	130
5.50%, 5/ 1/2033	132	132
5.50%, 5/ 1/2033	705	700
5.50%, 6/ 1/2033	1,458	1,447
5.50%, 2/ 1/2034	2,940	2,902
6.00%, 2/ 1/2034	134	135
5.50%, 4/ 1/2034	316	312
5.00%, 6/ 1/2034	1,938	1,868
5.50%, 7/ 1/2034	777	765
6.50%, 7/ 1/2034	323	335
6.50%, 7/ 1/2034	813	845
5.50%, 8/ 1/2034	848	837
5.50%, 9/ 1/2034	2,441	2,409
6.00%, 9/ 1/2034	1,465	1,483
5.00%, 6/ 1/2035	2,185	2,102
5.50%, 10/ 1/2035	3,341	3,303
6.00%, 10/ 1/2035	1,899	1,920
5.50%, 11/ 1/2035	2,450	2,422
6.50%, 2/ 1/2036	1,619	1,669
6.50%, 5/ 1/2036	1,866	1,924
5.99%, 10/ 1/2036 (b)	1,794	1,819
6.00%, 4/ 1/2037	2,190	2,212
6.00%, 5/ 1/2038	1,998	2,018

		47,821

Government National Mortgage Association (GNMA) (6.00%)
7.50%, 1/15/2023	3	3
7.50%, 1/15/2023	3	3
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.50%, 1/15/2023	$7	$8
7.50%, 2/15/2023	2	2
7.50%, 2/15/2023	5	5
7.50%, 2/15/2023	9	10
7.50%, 3/15/2023	5	6
7.50%, 3/15/2023	13	14
7.50%, 4/15/2023	36	38
7.50%, 6/15/2023	7	7
7.50%, 6/15/2023	18	20
7.50%, 6/15/2023	1	1
7.50%, 6/15/2023	20	21
7.50%, 7/15/2023	2	2
7.50%, 8/15/2023	—	—
7.50%, 9/15/2023	11	12
7.50%, 9/15/2023	6	6
7.50%, 10/15/2023	34	36
7.50%, 10/15/2023	19	21
7.50%, 11/15/2023	14	15
8.00%, 7/15/2026	3	3
8.00%, 8/15/2026	8	9
8.00%, 1/15/2027	4	4
8.00%, 2/15/2027	1	1
8.00%, 6/15/2027	1	1
7.00%, 1/15/2028	8	8
7.00%, 1/15/2028	8	8
7.00%, 1/15/2028	34	36
7.00%, 1/15/2028	9	10
7.00%, 1/15/2028	4	5
7.00%, 1/15/2029	44	47
7.00%, 3/15/2029	24	26
7.75%, 12/15/2029	17	18
6.50%, 7/15/2032	262	272
6.00%, 8/15/2034	1,721	1,752
6.00%, 2/20/2029	65	66
6.50%, 3/20/2031	86	89
6.50%, 4/20/2031	85	88
7.00%, 6/20/2031	43	46
6.00%, 5/20/2032 (b)	309	315
5.50%, 7/20/2033	1,356	1,350
6.00%, 7/20/2033	931	949
5.50%, 2/20/2034	1,158	1,152
5.50%, 3/20/2034	1,462	1,456
6.50%, 4/20/2034	200	206
6.00%, 6/20/2038	3,500	3,553

		11,700

U.S. Treasury (4.18%)
4.50%, 2/28/2011 (a)	1,640	1,710
4.00%, 2/15/2014 (a)	1,640	1,692
4.75%, 5/15/2014 (a)	2,865	3,071
4.88%, 8/15/2016 (a)	820	879
4.50%, 2/15/2036 (a)	820	814

		8,166

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$131,479

REPURCHASE AGREEMENTS (10.66%)
Money Center Banks (10.66%)

Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $7,221,000; 0.00%-7.25%; dated 07/08/08 - 09/26/36) (c)	$7,149	$7,149
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $7,030,000; 2.19%-7.125%; dated 01/21/09-01/15/30)	6,826	6,825
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $7,030,000; 3.75%-5.375%; dated 08/13/10-06/28/13)	6,826	6,825

		20,799

TOTAL REPURCHASE AGREEMENTS		$20,799

Total Investments		$202,237
Liabilities in Excess of Other Assets, Net — (3.69)%		(7,206)

TOTAL NET ASSETS — 100.00%		$195,031

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Variable Rate

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$1,223
Unrealized Depreciation	(3,730)

Net Unrealized Appreciation (Depreciation)	(2,507)
Cost for federal income tax purposes	204,744

All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Mortgage Securities Account
June 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	83.45%
Financial	10.66%
Government	9.58%
Liabilities in Excess of Other Assets, Net	(3.69%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.47%)
Principal Funds, Inc. Institutional Class (53.57%)
Disciplined LargeCap Blend Fund (a)	309,962	$4,126
High Yield Fund I (a)	142,407	1,431
Inflation Protection Fund (a)	205,631	1,793
International Emerging Markets Fund (a)	43,237	1,162
International Fund I (a)	158,972	2,281
International Growth Fund	319,070	3,861
LargeCap Blend Fund I (a)	254,697	2,172
LargeCap Value Fund I (a)	92,673	1,083
MidCap Growth Fund III (a)(b)	16,269	165
MidCap Value Fund I (a)	13,528	164
Preferred Securities Fund (a)	344,670	3,085
SmallCap Growth Fund I (a)(b)	13,382	118
SmallCap Growth Fund III (a)(b)	63,253	618
SmallCap S&P 600 Index Fund (a)	67,708	1,018
SmallCap Value Fund (a)	42,493	645
Ultra Short Bond Fund (a)	172,764	1,448

		25,170

Principal Variable Contracts Fund, Inc. Class 1 (45.90%)
Bond & Mortgage Securities Account (a)	1,161,669	12,569
LargeCap Growth Account (a)	117,294	1,861
LargeCap Growth Account I (a)	106,009	1,898
LargeCap Value Account (a)	42,102	1,106
LargeCap Value Account III (a)	96,064	999
Money Market Account (a)	175,760	176
Real Estate Securities Account (a)	226,089	2,849
SmallCap Value Account I (a)	8,710	109

		21,567

TOTAL INVESTMENT COMPANIES		$46,737

Total Investments		$46,737
Other Assets in Excess of Liabilities, Net - 0.53%		249

TOTAL NET ASSETS-100.00%		$46,986

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$188
Unrealized Depreciation	(7,382)

Net Unrealized Appreciation (Depreciation)	(7,194)
Cost for federal income tax purposes	53,931

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	43.63%
Domestic Equity Funds	40.29%
International Equity Funds	15.55%
Other Assets in Excess of Liabilities, Net	0.53%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	1,033,047	$12,358	248,464	$2,871	119,842	$1,398	1,161,669	$13,830
Disciplined LargeCap Blend Fund	272,688	4,635	60,857	839	23,583	328	309,962	5,145
High Yield Fund I	118,701	1,235	36,211	363	12,505	126	142,407	1,472
Inflation Protection Fund	172,882	1,608	47,783	438	15,034	136	205,631	1,909
International Emerging Markets Fund	38,767	1,175	7,491	207	3,021	83	43,237	1,298
International Fund I	137,074	2,314	42,138	621	20,240	299	158,972	2,634
International Growth Fund	286,384	4,003	46,408	547	13,722	158	319,070	4,389
LargeCap Blend Fund I	223,126	2,309	51,444	453	19,873	177	254,697	2,585
LargeCap Growth Account	104,804	1,573	20,928	333	8,438	136	117,294	1,770
LargeCap Growth Account I	94,129	1,748	19,755	350	7,875	142	106,009	1,956
LargeCap Value Account	31,989	1,112	13,018	394	2,905	93	42,102	1,413
LargeCap Value Account III	79,452	1,005	24,140	291	7,528	93	96,064	1,203
LargeCap Value Fund I	80,794	1,195	19,263	239	7,384	93	92,673	1,341
MidCap Growth Fund III	—	—	18,572	184	2,303	24	16,269	160
MidCap Value Fund I	—	—	15,439	184	1,911	24	13,528	160
Money Market Account	—	—	254,259	254	78,499	78	175,760	176
Preferred Securities Fund	300,172	3,111	69,807	676	25,309	246	344,670	3,541
Real Estate Securities Account	134,621	2,797	104,795	1,614	13,327	246	226,089	4,165
SmallCap Growth Fund I	—	—	14,141	119	759	7	13,382	112
SmallCap Growth Fund III	57,090	726	9,762	94	3,599	36	63,253	784
SmallCap S&P 600 Index Fund	61,353	1,164	10,741	160	4,386	66	67,708	1,258
SmallCap Value Account I	—	—	9,174	133	464	7	8,710	126
SmallCap Value Fund	38,026	720	6,838	101	2,371	36	42,493	785
Ultra Short Bond Fund	162,408	1,607	16,524	152	6,168	58	172,764	1,701

		$46,395		$11,617		$4,090		$53,913

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Account	$736	$-1	$—
Disciplined LargeCap Blend Fund	—	-1	—
High Yield Fund I	—	—	—
Inflation Protection Fund	87	-1	—
International Emerging Markets Fund	—	-1	—
International Fund I	—	-2	—
International Growth Fund	—	-3	—
LargeCap Blend Fund I	—	—	—
LargeCap Growth Account	9	—	—
LargeCap Growth Account I	3	—	—
LargeCap Value Account	45	—	124
LargeCap Value Account III	35	—	33
LargeCap Value Fund I	—	—	—
MidCap Growth Fund III	—	—	—
MidCap Value Fund I	—	—	—
Money Market Account	1	—	—
Preferred Securities Fund	95	—	—
Real Estate Securities Account	80	—	926
SmallCap Growth Fund I	—	—	—
SmallCap Growth Fund III	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account I	4	—	9
SmallCap Value Fund	—	—	—
Ultra Short Bond Fund	37	—	—

	$1,132	$-9	$1,092

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.53%)
Principal Funds, Inc. Institutional Class (57.33%)
Disciplined LargeCap Blend Fund (a)	1,430,472	$19,040
High Yield Fund I (a)	736,310	7,400
International Emerging Markets Fund (a)	219,417	5,896
International Fund I (a)	757,844	10,875
International Growth Fund (a)	1,594,401	19,292
LargeCap Blend Fund I (a)	1,131,786	9,654
LargeCap Value Fund I (a)	450,109	5,262
MidCap Growth Fund III (a)(b)	254,302	2,579
MidCap Value Fund I (a)	180,828	2,188
Preferred Securities Fund (a)	1,130,609	10,119
SmallCap Growth Fund I (a)(b)	33,797	298
SmallCap Growth Fund III (a)(b)	303,227	2,962
SmallCap S&P 600 Index Fund (a)	240,608	3,616
SmallCap Value Fund (a)	204,025	3,099

		102,280

Principal Variable Contracts Fund, Inc. Class 1 (42.20%)
Bond & Mortgage Securities Account (a)	3,468,739	37,531
LargeCap Growth Account (a)	547,931	8,696
LargeCap Growth Account I (a)	532,545	9,533
LargeCap Value Account (a)	197,311	5,183
LargeCap Value Account III (a)	477,285	4,964
Real Estate Securities Account (a)	722,936	9,109
SmallCap Value Account I (a)	22,363	280

		75,296

TOTAL INVESTMENT COMPANIES		$177,576

Total Investments		$177,576
Other Assets in Excess of Liabilities, Net - 0.47%		832

TOTAL NET ASSETS-100.00%		$178,408

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$762
Unrealized Depreciation	(29,647)

Net Unrealized Appreciation (Depreciation)	(28,885)
Cost for federal income tax purposes	206,461

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	48.46%
Fixed Income Funds	30.86%
International Equity Funds	20.21%
Other Assets in Excess of Liabilities, Net	0.47%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	3,104,340	$37,043	514,254	$5,880	149,855	$1,741	3,468,739	$41,178
Disciplined LargeCap Blend Fund	1,315,820	22,319	178,055	2,505	63,403	869	1,430,472	23,938
High Yield Fund I	661,594	6,883	108,876	1,094	34,160	341	736,310	7,635
International Emerging Markets Fund	204,237	6,198	23,864	672	8,684	237	219,417	6,629
International Fund I	667,726	11,267	144,429	2,168	54,311	789	757,844	12,637
International Growth Fund	1,513,986	21,146	121,202	1,455	40,787	476	1,594,401	22,106
LargeCap Blend Fund I	1,038,380	10,744	145,349	1,307	51,943	455	1,131,786	11,588
LargeCap Growth Account	509,294	7,573	61,884	1,005	23,247	370	547,931	8,208
LargeCap Growth Account I	495,620	9,146	59,952	1,086	23,027	409	532,545	9,822
LargeCap Value Account	156,802	5,331	48,725	1,461	8,216	255	197,311	6,534
LargeCap Value Account III	414,569	5,378	84,700	1,027	21,984	265	477,285	6,138
LargeCap Value Fund I	411,680	6,085	59,587	755	21,158	260	450,109	6,575
MidCap Growth Fund III	229,710	2,510	36,468	373	11,876	118	254,302	2,763
MidCap Value Fund I	159,647	2,386	30,715	377	9,534	113	180,828	2,648
Preferred Securities Fund	1,025,466	10,620	151,798	1,468	46,655	448	1,130,609	11,639
Real Estate Securities Account	457,710	9,722	290,742	4,372	25,516	447	722,936	13,642
SmallCap Growth Fund I	—	—	36,122	318	2,325	21	33,797	297
SmallCap Growth Fund III	290,830	3,691	22,986	227	10,589	103	303,227	3,811
SmallCap S&P 600 Index Fund	225,654	4,275	24,324	372	9,370	140	240,608	4,504
SmallCap Value Account I	—	—	23,802	351	1,439	20	22,363	331
SmallCap Value Fund	193,676	3,663	17,321	262	6,972	104	204,025	3,819

		$185,980		$28,535		$7,981		$206,442

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Account	$2,190	$-4	$—
Disciplined LargeCap Blend Fund	—	-17	—
High Yield Fund I	—	-1	—
International Emerging Markets Fund	—	-4	—
International Fund I	—	-9	—
International Growth Fund	—	-19	—
LargeCap Blend Fund I	—	-8	—
LargeCap Growth Account	41	—	—
LargeCap Growth Account I	15	-1	—
LargeCap Value Account	211	-3	584
LargeCap Value Account III	171	-2	165
LargeCap Value Fund I	—	-5	—
MidCap Growth Fund III	—	-2	—
MidCap Value Fund I	—	-2	—
Preferred Securities Fund	312	-1	—
Real Estate Securities Account	256	-5	2,950
SmallCap Growth Fund I	—	—	—
SmallCap Growth Fund III	—	-4	—
SmallCap S&P 600 Index Fund	—	-3	—
SmallCap Value Account I	11	—	23
SmallCap Value Fund	—	-2	—

	$3,207	$-92	$3,722

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.68%)
Principal Funds, Inc. Institutional Class (62.98%)
Disciplined LargeCap Blend Fund (a)	280,676	$3,736
High Yield Fund I (a)	140,638	1,413
International Emerging Markets Fund (a)	43,623	1,172
International Fund I (a)	147,940	2,123
International Growth Fund (a)	315,496	3,817
LargeCap Blend Fund I (a)	209,528	1,787
LargeCap Value Fund I (a)	90,672	1,060
MidCap Growth Fund III (a)(b)	52,732	535
MidCap Value Fund I (a)	40,550	491
Preferred Securities Fund (a)	158,739	1,421
SmallCap Growth Fund I (a)(b)	36,208	319
SmallCap Growth Fund III (a)(b)	43,767	428
SmallCap S&P 600 Index Fund (a)	26,491	398
SmallCap Value Fund (a)	29,545	449

		19,149

Principal Variable Contracts Fund, Inc. Class 1 (36.70%)
Bond & Mortgage Securities Account (a)	340,920	3,689
LargeCap Growth Account (a)	116,986	1,856
LargeCap Growth Account I (a)	106,871	1,913
LargeCap Value Account (a)	42,670	1,121
LargeCap Value Account III (a)	95,143	989
Real Estate Securities Account (a)	103,323	1,302
SmallCap Value Account I (a)	23,093	290

		11,160

TOTAL INVESTMENT COMPANIES		$30,309

Total Investments		$30,309
Other Assets in Excess of Liabilities, Net - 0.32%		96

TOTAL NET ASSETS-100.00%		$30,405

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$182
Unrealized Depreciation	(5,164)

Net Unrealized Appreciation (Depreciation)	(4,982)
Cost for federal income tax purposes	35,291

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	54.84%
International Equity Funds	23.39%
Fixed Income Funds	21.45%
Other Assets in Excess of Liabilities, Net	0.32%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	302,131	$3,613	63,195	$725	24,406	$288	340,920	$4,050
Disciplined LargeCap Blend Fund	259,905	4,405	43,684	617	22,913	319	280,676	4,699
High Yield Fund I	127,349	1,324	25,290	254	12,001	121	140,638	1,457
International Emerging Markets Fund	40,751	1,240	6,139	174	3,267	91	43,623	1,322
International Fund I	131,916	2,224	37,299	559	21,275	317	147,940	2,464
International Growth Fund	299,048	4,173	31,000	374	14,552	168	315,496	4,374
LargeCap Blend Fund I	193,004	1,992	35,041	316	18,517	164	209,528	2,142
LargeCap Growth Account	109,377	1,616	17,063	279	9,454	152	116,986	1,743
LargeCap Growth Account I	99,883	1,824	15,914	291	8,926	161	106,871	1,954
LargeCap Value Account	34,103	1,192	11,818	357	3,251	106	42,670	1,443
LargeCap Value Account III	82,950	1,070	20,626	251	8,433	104	95,143	1,217
LargeCap Value Fund I	83,223	1,227	15,658	199	8,209	103	90,672	1,322
MidCap Growth Fund III	48,430	529	8,976	92	4,674	47	52,732	574
MidCap Value Fund I	36,615	545	7,819	96	3,884	47	40,550	594
Preferred Securities Fund	144,345	1,491	27,016	261	12,622	122	158,739	1,630
Real Estate Securities Account	65,611	1,391	44,113	669	6,401	123	103,323	1,937
SmallCap Growth Fund I	33,981	363	5,026	45	2,799	24	36,208	383
SmallCap Growth Fund III	42,052	533	4,897	49	3,182	31	43,767	550
SmallCap S&P 600 Index Fund	24,648	466	3,813	59	1,970	31	26,491	494
SmallCap Value Account I	19,180	332	5,587	80	1,674	25	23,093	387
SmallCap Value Fund	28,061	528	3,566	54	2,082	31	29,545	551

		$32,078		$5,801		$2,575		$35,287

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Account	$212	$—	$—
Disciplined LargeCap Blend Fund	—	-4	—
High Yield Fund I	—	—	—
International Emerging Markets Fund	—	-1	—
International Fund I	—	-2	—
International Growth Fund	—	-5	—
LargeCap Blend Fund I	—	-2	—
LargeCap Growth Account	9	—	—
LargeCap Growth Account I	3	—	—
LargeCap Value Account	45	—	124
LargeCap Value Account III	33	—	32
LargeCap Value Fund I	—	-1	—
MidCap Growth Fund III	—	—	—
MidCap Value Fund I	—	—	—
Preferred Securities Fund	44	—	—
Real Estate Securities Account	36	—	415
SmallCap Growth Fund I	—	-1	—
SmallCap Growth Fund III	—	-1	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account I	11	—	24
SmallCap Value Fund	—	—	—

	$393	$-17	$595

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.55%)
Principal Funds, Inc. Institutional Class (66.69%)
Disciplined LargeCap Blend Fund (a)	148,588	$1,978
High Yield Fund I (a)	78,610	790
International Emerging Markets Fund (a)	25,475	684
International Fund I (a)	89,035	1,277
International Growth Fund (a)	176,666	2,138
LargeCap Blend Fund I (a)	117,900	1,006
LargeCap Value Fund I (a)	54,301	635
MidCap Growth Fund III (a)(b)	30,449	309
MidCap Value Fund I (a)	23,732	287
Preferred Securities Fund (a)	66,348	594
SmallCap Growth Fund I (a)(b)	24,360	215
SmallCap Growth Fund III (a)(b)	23,819	233
SmallCap S&P 600 Index Fund (a)	13,850	208
SmallCap Value Fund (a)	16,135	245

		10,599

Principal Variable Contracts Fund, Inc. Class 1 (32.86%)
Bond & Mortgage Securities Account (a)	84,451	914
LargeCap Growth Account (a)	66,476	1,055
LargeCap Growth Account I (a)	66,574	1,192
LargeCap Value Account (a)	25,211	662
LargeCap Value Account III (a)	58,962	613
Real Estate Securities Account (a)	46,529	586
SmallCap Value Account I (a)	15,940	200

		5,222

TOTAL INVESTMENT COMPANIES		$15,821

Total Investments		$15,821
Other Assets in Excess of Liabilities, Net - 0.45%		72

TOTAL NET ASSETS-100.00%		$15,893

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$87
Unrealized Depreciation	(2,811)

Net Unrealized Appreciation (Depreciation)	(2,724)
Cost for federal income tax purposes	18,545

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	59.29%
International Equity Funds	25.80%
Fixed Income Funds	14.46%
Other Assets in Excess of Liabilities, Net	0.45%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	74,229	$892	18,351	$210	8,129	$90	84,451	$1,011
Disciplined LargeCap Blend Fund	136,446	2,309	28,878	408	16,736	226	148,588	2,485
High Yield Fund I	70,516	734	16,721	169	8,627	87	78,610	816
International Emerging Markets Fund	23,668	728	4,421	126	2,614	71	25,475	781
International Fund I	77,203	1,303	31,292	473	19,460	277	89,035	1,487
International Growth Fund	168,852	2,357	15,257	184	7,443	87	176,666	2,452
LargeCap Blend Fund I	107,905	1,113	23,830	215	13,835	119	117,900	1,205
LargeCap Growth Account	61,384	927	12,649	208	7,557	120	66,476	1,015
LargeCap Growth Account I	61,753	1,145	12,057	222	7,236	129	66,574	1,238
LargeCap Value Account	19,998	702	8,127	247	2,914	82	25,211	864
LargeCap Value Account III	51,197	665	15,243	185	7,478	83	58,962	763
LargeCap Value Fund I	49,497	728	11,684	148	6,880	82	54,301	790
MidCap Growth Fund III	26,441	291	7,658	79	3,650	36	30,449	333
MidCap Value Fund I	20,234	299	6,549	81	3,051	36	23,732	344
Preferred Securities Fund	59,879	615	13,577	131	7,108	67	66,348	678
Real Estate Securities Account	29,465	633	21,891	337	4,827	71	46,529	895
SmallCap Growth Fund I	23,752	254	2,859	25	2,251	20	24,360	259
SmallCap Growth Fund III	23,173	293	2,787	28	2,141	22	23,819	299
SmallCap S&P 600 Index Fund	12,886	242	2,155	33	1,191	18	13,850	257
SmallCap Value Account I	13,817	239	3,568	51	1,445	20	15,940	269
SmallCap Value Fund	15,521	290	2,012	31	1,398	21	16,135	300

		$16,759		$3,591		$1,764		$18,541

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Account	$56	$-1	$—
Disciplined LargeCap Blend Fund	—	-6	—
High Yield Fund I	—	—	—
International Emerging Markets Fund	—	-2	—
International Fund I	—	-12	—
International Growth Fund	—	-2	—
LargeCap Blend Fund I	—	-4	—
LargeCap Growth Account	5	—	—
LargeCap Growth Account I	2	—	—
LargeCap Value Account	28	-3	79
LargeCap Value Account III	22	-4	22
LargeCap Value Fund I	—	-4	—
MidCap Growth Fund III	—	-1	—
MidCap Value Fund I	—	—	—
Preferred Securities Fund	19	-1	—
Real Estate Securities Account	17	-4	199
SmallCap Growth Fund I	—	—	—
SmallCap Growth Fund III	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account I	8	-1	17
SmallCap Value Fund	—	—	—

	$157	$-45	$317

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.62%)
Principal Funds, Inc. Institutional Class (68.09%)
Disciplined LargeCap Blend Fund (a)	96,684	$1,287
High Yield Fund I (a)	54,809	551
International Emerging Markets Fund (a)	17,284	464
International Fund I (a)	64,551	926
International Growth Fund (a)	115,261	1,395
LargeCap Blend Fund I (a)	76,753	655
LargeCap Value Fund I (a)	38,907	455
MidCap Growth Fund III (a)(b)	21,081	214
MidCap Value Fund I (a)	16,395	198
Preferred Securities Fund (a)	34,230	306
SmallCap Growth Fund I (a)(b)	18,988	167
SmallCap Growth Fund III (a)(b)	16,145	158
SmallCap S&P 600 Index Fund (a)	7,592	114
SmallCap Value Fund (a)	10,865	165

		7,055

Principal Variable Contracts Fund, Inc. Class 1 (31.53%)
Bond & Mortgage Securities Account (a)	22,306	242
LargeCap Growth Account (a)	47,699	757
LargeCap Growth Account I (a)	45,480	814
LargeCap Value Account (a)	17,822	468
LargeCap Value Account III (a)	40,966	426
Real Estate Securities Account (a)	32,074	404
SmallCap Value Account I (a)	12,425	156

		3,267

TOTAL INVESTMENT COMPANIES		$10,322

Total Investments		$10,322
Other Assets in Excess of Liabilities, Net - 0.38%		39

TOTAL NET ASSETS - 100.00%		$10,361

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$66
Unrealized Depreciation	(1,733)

Net Unrealized Appreciation (Depreciation)	(1,667)
Cost for federal income tax purposes	11,989
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	62.14%
International Equity Funds	26.88%
Fixed Income Funds	10.60%
Other Assets in Excess of Liabilities, Net	0.38%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	17,782	$216	5,220	$60	696	$8	22,306	$268
Disciplined LargeCap Blend Fund	79,138	1,342	21,193	299	3,647	50	96,684	1,590
High Yield Fund I	44,250	460	12,533	126	1,974	20	54,809	566
International Emerging Markets Fund	14,429	437	3,455	98	600	16	17,284	519
International Fund I	45,473	766	22,284	334	3,206	46	64,551	1,053
International Growth Fund	103,909	1,450	14,846	178	3,494	40	115,261	1,587
LargeCap Blend Fund I	62,056	641	17,735	160	3,038	27	76,753	774
LargeCap Growth Account	39,326	578	10,108	166	1,735	27	47,699	717
LargeCap Growth Account I	37,483	689	9,735	178	1,738	32	45,480	835
LargeCap Value Account	12,448	436	5,982	183	608	20	17,822	599
LargeCap Value Account III	30,998	397	11,553	141	1,585	19	40,966	519
LargeCap Value Fund I	31,104	459	9,366	119	1,563	20	38,907	558
MidCap Growth Fund III	16,207	177	5,667	58	793	8	21,081	227
MidCap Value Fund I	12,218	182	4,835	60	658	8	16,395	234
Preferred Securities Fund	27,532	285	7,923	76	1,225	12	34,230	349
Real Estate Securities Account	18,048	428	14,860	229	834	16	32,074	641
SmallCap Growth Fund I	16,742	179	2,951	26	705	6	18,988	199
SmallCap Growth Fund III	14,050	178	2,735	28	640	7	16,145	199
SmallCap S&P 600 Index Fund	6,391	121	1,477	23	276	5	7,592	139
SmallCap Value Account I	9,673	171	3,177	45	425	6	12,425	210
SmallCap Value Fund	9,362	177	1,924	29	421	6	10,865	200

		$9,769		$2,616		$399		$11,983

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Account	$14	$—	$—
Disciplined LargeCap Blend Fund	—	-1	—
High Yield Fund I	—	—	—
International Emerging Markets Fund	—	—	—
International Fund I	—	-1	—
International Growth Fund	—	-1	—
LargeCap Blend Fund I	—	—	—
LargeCap Growth Account	3	—	—
LargeCap Growth Account I	1	—	—
LargeCap Value Account	19	—	51
LargeCap Value Account III	14	—	14
LargeCap Value Fund I	—	—	—
MidCap Growth Fund III	—	—	—
MidCap Value Fund I	—	—	—
Preferred Securities Fund	9	—	—
Real Estate Securities Account	11	—	128
SmallCap Growth Fund I	—	—	—
SmallCap Growth Fund III	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Account I	6	—	13
SmallCap Value Fund	—	—	—

	$77	$-3	$206

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (98.88%)
Principal Funds, Inc. Institutional Class (46.59%)
Disciplined LargeCap Blend Fund (a)	57,850	$770
High Yield Fund I (a)	21,213	213
Inflation Protection Fund (a)	344,651	3,005
International Emerging Markets Fund (a)	6,238	168
International Fund I (a)	37,984	545
International Growth Fund (a)	64,905	785
LargeCap Blend Fund I (a)	50,304	429
LargeCap Value Fund I (a)	13,808	161
MidCap Growth Fund III (a)(b)	16,637	169
MidCap Value Fund I (a)	13,847	168
Preferred Securities Fund (a)	169,510	1,517
SmallCap S&P 600 Index Fund (a)	22,799	343
Ultra Short Bond Fund (a)	292,523	2,451

		10,724

Principal Variable Contracts Fund, Inc. Class 1 (52.29%)
Bond & Mortgage Securities Account (a)	863,279	9,341
LargeCap Growth Account (a)	25,289	401
LargeCap Growth Account I (a)	19,705	353
LargeCap Value Account (a)	11,987	315
LargeCap Value Account III (a)	29,144	303
Money Market Account (a)	282,530	283
Real Estate Securities Account (a)	82,497	1,039

		12,035

TOTAL INVESTMENT COMPANIES		$22,759

Total Investments		$22,759
Other Assets in Excess of Liabilities, Net - 1.12%		257

TOTAL NET ASSETS - 100.00%		$23,016

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$50
Unrealized Depreciation	(2,983)

Net Unrealized Appreciation (Depreciation)	(2,933)
Cost for federal income tax purposes	25,692
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	73.03%
Domestic Equity Funds	19.34%
International Equity Funds	6.51%
Other Assets in Excess of Liabilities, Net	1.12%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Account	786,933	$9,397	168,560	$1,943	92,214	$1,064	863,279	$10,275
Disciplined LargeCap Blend Fund	50,032	852	11,061	154	3,243	45	57,850	960
High Yield Fund I	—	—	23,112	232	1,899	20	21,213	212
Inflation Protection Fund	291,030	2,708	70,883	647	17,262	155	344,651	3,199
International Emerging Markets Fund	—	—	6,467	175	229	6	6,238	169
International Fund I	30,982	525	10,107	150	3,105	47	37,984	628
International Growth Fund	59,676	837	7,098	85	1,869	23	64,905	899
LargeCap Blend Fund I	43,411	450	9,740	87	2,847	25	50,304	512
LargeCap Growth Account	22,410	336	4,091	66	1,212	19	25,289	383
LargeCap Growth Account I	17,285	320	3,470	62	1,050	18	19,705	364
LargeCap Value Account	9,156	320	3,339	101	508	17	11,987	404
LargeCap Value Account III	24,318	310	6,186	75	1,360	17	29,144	368
LargeCap Value Fund I	—	—	14,323	175	515	6	13,808	169
MidCap Growth Fund III	—	—	17,007	168	370	4	16,637	164
MidCap Value Fund I	—	—	14,155	168	308	4	13,847	164
Money Market Account	—	—	398,761	399	116,231	116	282,530	283
Preferred Securities Fund	145,146	1,504	33,441	324	9,077	88	169,510	1,740
Real Estate Securities Account	48,315	967	37,767	584	3,585	62	82,497	1,489
SmallCap S&P 600 Index Fund	20,017	380	3,901	60	1,119	17	22,799	423
Ultra Short Bond Fund	273,072	2,702	23,622	217	4,171	39	292,523	2,880

		$21,608		$5,872		$1,792		$25,685

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Account	$547	$-1	$—
Disciplined LargeCap Blend Fund	—	-1	—
High Yield Fund I	—	—	—
Inflation Protection Fund	145	-1	—
International Emerging Markets Fund	—	—	—
International Fund I	—	—	—
International Growth Fund	—	—	—
LargeCap Blend Fund I	—	—	—
LargeCap Growth Account	2	—	—
LargeCap Growth Account I	1	—	—
LargeCap Value Account	13	—	35
LargeCap Value Account III	10	—	10
LargeCap Value Fund I	—	—	—
MidCap Growth Fund III	—	—	—
MidCap Value Fund I	—	—	—
Money Market Account	2	—	—
Preferred Securities Fund	46	—	—
Real Estate Securities Account	29	—	337
SmallCap S&P 600 Index Fund	—	—	—
Ultra Short Bond Fund	63	—	—

	$858	$-3	$382

See accompanying notes

Schedule of Investments
Real Estate Securities Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.61%)
Hotels & Motels (0.80%)
Marriott International Inc/DE	25,770	$676
Starwood Hotels & Resorts Worldwide Inc	19,515	782

		1,458

REITS — Apartments (14.28%)
American Campus Communities Inc (a)	23,591	657
AvalonBay Communities Inc	76,973	6,863
Equity Residential	143,275	5,483
Essex Property Trust Inc	56,835	6,053
Home Properties Inc (a)	61,280	2,945
Mid-America Apartment Communities Inc	70,585	3,603
Post Properties Inc	14,810	440

		26,044

REITS — Diversified (8.60%)
Digital Realty Trust Inc	80,660	3,300
Entertainment Properties Trust	90,639	4,481
Vornado Realty Trust	89,699	7,893

		15,674

REITS — Healthcare (10.27%)
HCP Inc	24,790	788
Health Care REIT Inc (a)	97,252	4,328
LTC Properties Inc	49,850	1,274
Nationwide Health Properties Inc (a)	183,410	5,776
Ventas Inc	154,230	6,566

		18,732

REITS — Hotels (2.95%)
Host Hotels & Resorts Inc	311,981	4,259
Sunstone Hotel Investors Inc	67,490	1,120

		5,379

REITS — Manufactured Homes (0.95%)
Equity Lifestyle Properties Inc	39,540	1,740

REITS — Office Property (13.09%)
Alexandria Real Estate Equities Inc	47,278	4,602
Boston Properties Inc	144,835	13,067
Douglas Emmett Inc	115,369	2,535
SL Green Realty Corp	44,260	3,661

		23,865

REITS — Regional Malls (16.37%)
General Growth Properties Inc	162,048	5,677
Simon Property Group Inc	211,745	19,034
Taubman Centers Inc	105,643	5,139

		29,850

REITS — Shopping Centers (12.34%)
Acadia Realty Trust	124,631	2,885
Federal Realty Investment Trust	91,578	6,319
Kimco Realty Corp	219,140	7,565
Saul Centers Inc	33,775	1,587
Tanger Factory Outlet Centers (a)	115,225	4,140

		22,496

REITS — Single Tenant (2.03%)
National Retail Properties Inc (a)	177,418	3,708

REITS — Storage (5.97%)
Public Storage	134,820	10,892

REITS — Warehouse & Industrial (9.96%)
AMB Property Corp	107,449	5,413
Prologis	234,734	12,758

		18,171

TOTAL COMMON STOCKS		$178,009

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.87%)
Commercial Paper (1.87%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$1,700	$1,700

Investment in Joint Trading Account; Prudential Funding
2.25%, 7/1/2008	1,701	1,701

		3,401

TOTAL SHORT TERM INVESTMENTS		$3,401

REPURCHASE AGREEMENTS (7.77%)
Money Center Banks (7.77%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $14,320,000; 0.00% -7.25%; dated 07/08/08 -09/26/36) (b)	$14,179	$14,178

TOTAL REPURCHASE AGREEMENTS		$14,178

Total Investments		$195,588
Liabilities in Excess of Other Assets, Net — (7.25)%		(13,226)

TOTAL NET ASSETS — 100.00%		$182,362

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
Real Estate Securities Account
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$9,102
Unrealized Depreciation	(26,342)

Net Unrealized Appreciation (Depreciation)	(17,240)
Cost for federal income tax purposes	212,828
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

REIT	Percent

REITS — Regional Malls	16.37%
REITS — Apartments	14.28%
REITS — Office Property	13.09%
REITS — Shopping Centers	12.34%
REITS — Healthcare	10.27%
REITS — Warehouse & Industrial	9.96%
REITS — Diversified	8.60%
Money Center Banks	7.78%
REITS — Storage	5.97%
REITS — Hotels	2.95%
REITS — Single Tenant	2.03%
REITS — Manufactured Homes	0.95%
Finance — Other Services	0.93%
Special Purpose Entity	0.93%
Hotels & Motels	0.80%
Liabilities in Excess of Other Assets, Net	(7.25%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (98.65%)
Principal Funds, Inc. Institutional Class (20.55%)
Disciplined LargeCap Blend Fund (a)	3,447,400	$45,885
High Yield Fund (a)	3,028,255	24,014
LargeCap Growth Fund II (a)(b)	4,250,530	34,769
Preferred Securities Fund (a)	1,909,133	17,087

		121,755

Principal Variable Contracts Fund, Inc. Class 1 (78.10%)
Diversified International Account (a)	2,603,110	40,765
Equity Income Account (a)	4,830,180	72,694
Income Account (a)	6,483,678	63,151
International Emerging Markets Account (a)	656,777	11,572
LargeCap Growth Account (a)	4,602,329	73,039
MidCap Stock Account (a)	1,606,632	16,998
Money Market Account (a)	6,148,680	6,149
Mortgage Securities Account (a)	9,720,747	96,819
Real Estate Securities Account (a)	880,918	11,100
Short-Term Income Account (a)	12,166,448	30,051
SmallCap Growth Account II (a)(b)	878,164	9,019
SmallCap Value Account I (a)	445,406	5,585
West Coast Equity Account (a)	1,279,450	25,947

		462,889

TOTAL INVESTMENT COMPANIES		$584,644

Total Investments		$584,644
Other Assets in Excess of Liabilities, Net - 1.35%		8,027

TOTAL NET ASSETS - 100.00%		$592,671

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$41,219
Unrealized Depreciation	(29,368)

Net Unrealized Appreciation (Depreciation)	11,851
Cost for federal income tax purposes	572,793
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	49.78%
Fixed Income Funds	40.04%
International Equity Funds	8.83%
Other Assets in Excess of Liabilities, Net	1.35%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	3,667,094	$61,722	518,420	$7,270	738,114	$10,011	3,447,400	$56,423
Diversified International Account	2,251,259	35,382	807,747	14,148	455,896	8,823	2,603,110	40,159
Equity Income Account	4,660,700	59,881	1,076,592	18,419	907,112	15,772	4,830,180	62,360
High Yield Fund	3,332,229	25,387	412,416	3,340	716,390	5,720	3,028,255	22,853
Income Account	6,967,874	67,049	1,053,410	10,676	1,537,606	16,213	6,483,678	62,114
International Emerging Markets Account	495,745	10,541	258,563	5,289	97,531	2,348	656,777	13,528
LargeCap Growth Account	4,949,885	54,418	625,247	10,091	972,803	15,323	4,602,329	51,159
LargeCap Growth Fund II	4,644,177	41,798	505,807	4,183	899,454	7,285	4,250,530	37,820
MidCap Stock Account	1,325,977	13,374	553,874	6,848	273,219	3,872	1,606,632	16,963
Money Market Account	6,954,317	6,954	563,862	564	1,369,499	1,369	6,148,680	6,149
Mortgage Securities Account	10,680,103	107,605	1,324,793	13,617	2,284,149	24,347	9,720,747	97,184
Preferred Securities Fund	2,174,626	20,660	203,191	1,942	468,684	4,491	1,909,133	18,096
Real Estate Securities Account	684,197	13,009	335,450	4,935	138,729	2,663	880,918	15,078
Short-Term Income Account	13,408,194	33,237	1,591,741	4,012	2,833,487	7,218	12,166,448	30,142
SmallCap Growth Account II	904,715	5,015	137,119	1,402	163,670	1,610	878,164	5,205
SmallCap Value Account I	429,951	7,620	101,543	1,452	86,088	1,247	445,406	7,538
West Coast Equity Account	1,246,680	18,469	281,189	6,312	248,419	5,597	1,279,450	20,045

		$582,121		$114,500		$133,909		$562,816

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,558	$—
Diversified International Account	2,638	-548	6,201
Equity Income Account	3,152	-168	3,950
High Yield Fund	1,015	-154	—
Income Account	4,498	602	82
International Emerging Markets Account	1,893	46	1,563
LargeCap Growth Account	339	1,973	—
LargeCap Growth Fund II	—	-876	—
MidCap Stock Account	414	613	4,123
Money Market Account	96	—	—
Mortgage Securities Account	6,152	309	—
Preferred Securities Fund	553	-15	—
Real Estate Securities Account	309	-203	3,556
Short-Term Income Account	910	111	—
SmallCap Growth Account II	—	398	—
SmallCap Value Account I	219	-287	459
West Coast Equity Account	376	861	2,416

	$22,564	$104	$22,350

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (97.14%)
Principal Funds, Inc. Institutional Class (17.37%)
Disciplined LargeCap Blend Fund (a)	292,050	$3,887
High Yield Fund (a)	589,696	4,677
LargeCap Growth Fund II (a)(b)	384,936	3,149
Preferred Securities Fund (a)	306,062	2,739
		14,452

Principal Variable Contracts Fund, Inc. Class 1 (79.77%)
Diversified International Account (a)	241,902	3,788
Equity Income Account (a)	430,470	6,479
Income Account (a)	1,451,656	14,139
International Emerging Markets Account (a)	63,468	1,118
LargeCap Growth Account (a)	399,563	6,341
MidCap Stock Account (a)	168,884	1,787
Money Market Account (a)	850,397	850
Mortgage Securities Account (a)	2,111,408	21,030
Real Estate Securities Account (a)	81,521	1,027
Short-Term Income Account (a)	2,454,445	6,063
SmallCap Growth Account II (a)(b)	81,542	837
SmallCap Value Account I (a)	29,924	375
West Coast Equity Account (a)	124,054	2,516

		66,350

TOTAL INVESTMENT COMPANIES		$80,802

Total Investments		$80,802
Other Assets in Excess of Liabilities, Net - 2.86%		2,379

TOTAL NET ASSETS - 100.00%		$83,181

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$3,675
Unrealized Depreciation	(5,325)

Net Unrealized Appreciation (Depreciation)	(1,650)
Cost for federal income tax purposes	82,452
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	59.50%
Domestic Equity Funds	31.74%
International Equity Funds	5.90%
Other Assets in Excess of Liabilities, Net	2.86%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	264,654	$4,438	112,553	$1,559	85,157	$1,159	292,050	$4,548
Diversified International Account	175,377	2,734	123,597	2,250	57,072	1,105	241,902	3,835
Equity Income Account	349,485	4,826	193,615	3,355	112,630	1,961	430,470	6,156
High Yield Fund	556,878	4,346	200,382	1,617	167,564	1,338	589,696	4,559
Income Account	1,308,193	13,298	518,303	5,353	374,840	3,947	1,451,656	14,682
International Emerging Markets Account	40,976	901	35,299	761	12,807	307	63,468	1,326
LargeCap Growth Account	357,371	3,962	160,842	2,576	118,650	1,874	399,563	4,629
LargeCap Growth Fund II	350,050	3,164	151,052	1,243	116,166	944	384,936	3,352
MidCap Stock Account	118,755	1,469	87,687	1,137	37,558	532	168,884	2,002
Money Market Account	818,505	819	275,419	275	243,527	244	850,397	850
Mortgage Securities Account	1,925,309	19,855	735,735	7,706	549,636	5,854	2,111,408	21,699
Preferred Securities Fund	298,505	2,813	93,532	893	85,975	822	306,062	2,882
Real Estate Securities Account	55,543	1,105	44,585	701	18,607	357	81,521	1,399
Short-Term Income Account	2,338,237	5,831	748,379	1,891	632,171	1,608	2,454,445	6,102
SmallCap Growth Account II	69,393	388	34,364	344	22,215	219	81,542	508
SmallCap Value Account I	24,797	433	12,615	181	7,488	108	29,924	481
West Coast Equity Account	102,376	1,677	54,757	1,235	33,079	748	124,054	2,123

		$72,059		$33,077		$23,127		$81,133

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-290	$—
Diversified International Account	242	-44	570
Equity Income Account	276	-64	347
High Yield Fund	186	-66	—
Income Account	996	-22	18
International Emerging Markets Account	181	-29	150
LargeCap Growth Account	29	-35	—
LargeCap Growth Fund II	—	-111	—
MidCap Stock Account	43	-72	432
Money Market Account	13	—	—
Mortgage Securities Account	1,319	-8	—
Preferred Securities Fund	83	-2	—
Real Estate Securities Account	28	-50	324
Short-Term Income Account	181	-12	—
SmallCap Growth Account II	—	-5	—
SmallCap Value Account I	15	-25	30
West Coast Equity Account	36	-41	231

	$3,628	$-876	$2,102

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.71%)
Principal Funds, Inc. Institutional Class (20.34%)
Disciplined LargeCap Blend Fund (a)	2,069,223	$27,541
High Yield Fund (a)	879,290	6,973
LargeCap Growth Fund II (a)(b)	1,967,312	16,093
Preferred Securities Fund (a)	429,972	3,848
		54,455

Principal Variable Contracts Fund, Inc. Class 1 (79.37%)
Diversified International Account (a)	1,723,468	26,989
Equity Income Account (a)	2,907,406	43,756
Income Account (a)	1,276,929	12,437
International Emerging Markets Account (a)	424,633	7,482
LargeCap Growth Account (a)	2,947,118	46,771
MidCap Stock Account (a)	1,213,754	12,842
Money Market Account (a)	2,672,764	2,673
Mortgage Securities Account (a)	1,949,436	19,416
Real Estate Securities Account (a)	611,787	7,709
Short-Term Income Account (a)	2,274,044	5,617
SmallCap Growth Account II (a)(b)	540,409	5,550
SmallCap Value Account I (a)	312,653	3,921
West Coast Equity Account (a)	854,999	17,339

		212,502

TOTAL INVESTMENT COMPANIES		$266,957

Total Investments		$266,957
Other Assets in Excess of Liabilities, Net - 0.29%		765

TOTAL NET ASSETS - 100.00%		$267,722

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$23,596
Unrealized Depreciation	(16,638)

Net Unrealized Appreciation (Depreciation)	6,958
Cost for federal income tax purposes	259,999
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	67.80%
Fixed Income Funds	19.04%
International Equity Funds	12.87%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,666,645	$44,867	85,387	$1,228	682,809	$9,304	2,069,223	$34,466
Diversified International Account	1,743,173	29,568	411,407	6,948	431,112	8,313	1,723,468	27,565
Equity Income Account	3,344,770	42,190	357,587	5,960	794,951	13,839	2,907,406	35,104
High Yield Fund	1,139,291	8,487	58,536	476	318,537	2,551	879,290	6,454
Income Account	1,639,096	15,615	120,999	1,200	483,166	5,094	1,276,929	11,923
International Emerging Markets Account	381,924	8,315	132,542	2,555	89,833	2,153	424,633	8,665
LargeCap Growth Account	3,796,190	45,460	89,952	1,462	939,024	14,856	2,947,118	34,023
LargeCap Growth Fund II	2,536,041	22,870	63,353	528	632,082	5,134	1,967,312	17,661
MidCap Stock Account	1,180,148	11,848	330,705	3,887	297,099	4,202	1,213,754	12,554
Money Market Account	3,206,622	3,207	270,823	271	804,681	805	2,672,764	2,673
Mortgage Securities Account	2,584,324	25,823	162,604	1,645	797,492	8,494	1,949,436	19,118
Preferred Securities Fund	602,406	5,699	22,581	217	195,015	1,880	429,972	4,045
Real Estate Securities Account	563,725	11,123	209,443	2,970	161,381	3,082	611,787	10,467
Short-Term Income Account	2,781,143	6,931	177,388	445	684,487	1,742	2,274,044	5,661
SmallCap Growth Account II	668,450	3,758	16,040	165	144,081	1,431	540,409	2,940
SmallCap Value Account I	365,914	6,447	42,885	598	96,146	1,392	312,653	5,334
West Coast Equity Account	989,326	14,096	111,932	2,461	246,259	5,556	854,999	12,314

		$306,304		$33,016		$89,828		$250,967

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-2,325	$—
Diversified International Account	1,780	-638	4,184
Equity Income Account	1,928	793	2,418
High Yield Fund	323	42	—
Income Account	900	202	16
International Emerging Markets Account	1,248	-52	1,031
LargeCap Growth Account	221	1,957	—
LargeCap Growth Fund II	—	-603	—
MidCap Stock Account	319	1,021	3,176
Money Market Account	45	—	—
Mortgage Securities Account	1,253	144	—
Preferred Securities Fund	135	9	—
Real Estate Securities Account	219	-544	2,523
Short-Term Income Account	173	27	—
SmallCap Growth Account II	—	448	—
SmallCap Value Account I	157	-319	328
West Coast Equity Account	256	1,313	1,646

	$8,957	$1,475	$15,322

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.24%)
Principal Funds, Inc. Institutional Class (17.59%)
Disciplined LargeCap Blend Fund (a)	456,811	$6,080
High Yield Fund (a)	965,399	7,656
LargeCap Growth Fund II (a)(b)	457,467	3,742
Preferred Securities Fund (a)	541,972	4,851

		22,329

Principal Variable Contracts Fund, Inc. Class 1 (81.65%)
Diversified International Account (a)	238,560	3,736
Equity Income Account (a)	396,472	5,967
Income Account (a)	2,875,336	28,006
International Emerging Markets Account (a)	56,309	992
LargeCap Growth Account (a)	383,833	6,091
MidCap Stock Account (a)	229,094	2,424
Money Market Account (a)	1,320,050	1,320
Mortgage Securities Account (a)	3,591,252	35,769
Real Estate Securities Account (a)	75,066	946
Short-Term Income Account (a)	6,234,549	15,399
SmallCap Growth Account II (a)(b)	88,815	912
SmallCap Value Account I (a)	47,764	599
West Coast Equity Account (a)	73,142	1,483

		103,644

TOTAL INVESTMENT COMPANIES		$125,973

Total Investments		$125,973
Other Assets in Excess of Liabilities, Net — 0.76%		967

TOTAL NET ASSETS-100.00%		$126,940

(a)	Affiliated Secunty

(b)	Non-Income Producing Secunty
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$5,203
Unrealized Depreciation	(5,044)

Net Unrealized Appreciation (Depreciation)	159
Cost for federal income tax purposes	125,814

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Fund Type	Percent

Fixed Income Funds	73.26%
Domestic Equity Funds	22.25%
International Equity Funds	3.73%
Other Assets in Excess of Liabilities, Net	0.76%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	543,510	$9,159	152,734	$2,107	239,433	$3,249	456,811	$7,188
Diversified International Account	231,452	5,029	107,483	1,928	100,375	1,948	238,560	4,750
Equity Income Account	432,558	4,959	143,041	2,477	179,127	3,112	396,472	4,683
High Yield Fund	1,200,481	8,619	257,439	2,082	492,521	3,929	965,399	6,829
Income Account	3,506,911	34,691	751,614	7,754	1,383,189	14,588	2,875,336	28,157
International Emerging Markets Account	49,925	1,337	27,101	573	20,717	499	56,309	1,355
LargeCap Growth Account	469,799	4,619	121,434	1,922	207,400	3,267	383,833	3,601
LargeCap Growth Fund II	562,465	5,072	139,128	1,132	244,126	1,979	457,467	3,990
MidCap Stock Account	215,190	2,276	107,134	1,373	93,230	1,318	229,094	2,427
Money Market Account	1,702,973	1,703	308,499	308	691,422	691	1,320,050	1,320
Mortgage Securities Account	4,475,400	45,751	865,178	9,047	1,749,326	18,659	3,591,252	36,245
Preferred Securities Fund	682,591	6,582	114,917	1,107	255,536	2,439	541,972	5,212
Real Estate Securities Account	65,863	1,277	36,548	563	27,345	525	75,066	1,279
Short-Term Income Account	8,010,222	19,983	1,355,985	3,433	3,131,658	7,977	6,234,549	15,376
SmallCap Growth Account II	100,211	469	28,996	291	40,392	399	88,815	440
SmallCap Value Account I	51,340	910	18,305	262	21,881	317	47,764	782
West Coast Equity Account	80,449	988	24,105	542	31,412	707	73,142	954

		$153,424		$36,901		$65,603		$124,588

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-829	$—
Diversified International Account	244	-259	574
Equity Income Account	261	359	327
High Yield Fund	366	57	—
Income Account	2,016	300	37
International Emerging Markets Account	164	-56	136
LargeCap Growth Account	28	327	—
LargeCap Growth Fund II	—	-235	—
MidCap Stock Account	60	96	598
Money Market Account	24	—	—
Mortgage Securities Account	2,292	106	—
Preferred Securities Fund	167	-38	—
Real Estate Securities Account	27	-36	307
Short-Term Income Account	471	-63	—
SmallCap Growth Account II	—	79	—
SmallCap Value Account I	24	-73	50
West Coast Equity Account	22	131	139

	$6,166	$-134	$2,168

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.65%)
Principal Funds, Inc. Institutional Class (25.64%)
Disciplined LargeCap Blend Fund (a)	1,402,154	$18,663
High Yield Fund (a)	625,602	4,961
LargeCap Growth Fund II (a)(b)	1,347,804	11,025

		34,649

Principal Variable Contracts Fund, Inc. Class 1 (74.01%)
Diversified International Account (a)	986,588	15,450
Equity Income Account (a)	1,621,059	24,397
International Emerging Markets Account (a)	236,231	4,162
LargeCap Growth Account (a)	1,559,334	24,747
MidCap Stock Account (a)	749,096	7,925
Money Market Account (a)	1,403,510	1,404
Real Estate Securities Account (a)	310,849	3,917
Short-Term Income Account (a)	571,144	1,411
SmallCap Growth Account II (a)(b)	302,572	3,107
SmallCap Value Account I (a)	212,150	2,660
West Coast Equity Account (a)	534,968	10,849

		100,029

TOTAL INVESTMENT COMPANIES		$134,678

Total Investments		$134,678
Other Assets in Excess of Liabilities, Net - 0.35%		474

TOTAL NET ASSETS-100.00%		$135,152

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$10,990
Unrealized Depreciation	(10,662)

Net Unrealized Appreciation (Depreciation)	328
Cost for federal income tax purposes	134,350

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Fund Type	Percent

Domestic Equity Funds	79.39%
International Equity Funds	14.51%
Fixed Income Funds	5.75%
Other Assets in Excess of Liabilities, Net	0.35%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2008 (unaudited)
Affiliated Securities

	December 31, 2007		Purchases		Sales		June 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,134,095	$35,939	140,951	$2,002	872,892	$11,809	1,402,154	$23,074
Diversified International Account	1,184,948	21,221	283,557	4,931	481,917	9,335	986,588	16,095
Equity Income Account	2,255,487	33,488	278,936	4,737	913,364	15,873	1,621,059	21,399
High Yield Fund	996,749	7,870	64,803	527	435,950	3,478	625,602	4,769
International Emerging Markets Account	257,558	5,601	83,079	1,659	104,406	2,524	236,231	4,815
LargeCap Growth Account	2,381,675	29,326	135,943	2,198	958,284	15,037	1,559,334	18,186
LargeCap Growth Fund II	2,073,555	18,697	108,178	900	833,929	6,730	1,347,804	12,046
MidCap Stock Account	879,768	9,577	227,765	2,745	358,437	5,091	749,096	7,775
Money Market Account	2,210,994	2,211	98,953	99	906,437	906	1,403,510	1,404
Real Estate Securities Account	337,437	6,928	111,364	1,599	137,952	2,657	310,849	5,353
Short-Term Income Account	912,343	2,274	32,150	80	373,349	951	571,144	1,422
SmallCap Growth Account II	448,418	2,859	31,594	323	177,440	1,743	302,572	1,762
SmallCap Value Account I	295,804	5,235	36,796	520	120,450	1,743	212,150	3,601
West Coast Equity Account	741,981	11,655	94,059	2,096	301,072	6,774	534,968	7,788

		$192,881		$24,416		$84,651		$129,489

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$—	$-3,058	$—
Diversified International Account	1,002	-722	2,355
Equity Income Account	1,061	-953	1,329
High Yield Fund	260	-150	—
International Emerging Markets Account	683	79	564
LargeCap Growth Account	115	1,699	—
LargeCap Growth Fund II	—	-821	—
MidCap Stock Account	193	544	1,927
Money Market Account	28	—	—
Real Estate Securities Account	110	-517	1,266
Short-Term Income Account	43	19	—
SmallCap Growth Account II	—	323	—
SmallCap Value Account I	105	-411	219
West Coast Equity Account	157	811	1,013

	$3,757	$-3,157	$8,673

See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (80.93%)
Agricultural Operations (0.43%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	$300	$300
Cargill Inc
5.20%, 1/22/2013 (a)	350	347

		647

Airlines (0.26%)
American Airlines Inc
7.25%, 2/ 5/2009	150	147
Delta Air Lines Inc
6.62%, 3/18/2011	252	243

		390

Appliances (0.07%)
Whirlpool Corp
3.28%, 6/15/2009 (b)	100	100

Asset Backed Securities (3.85%)
Carrington Mortgage Loan Trust
2.76%, 12/25/2035 (b)(c)	500	487
Caterpillar Financial Asset Trust
4.09%, 12/27/2010	225	226
Chase Funding Mortgage Loan Asset-Backed Certificates
2.71%, 12/25/2033 (b)	44	41
Citigroup Mortgage Loan Trust Inc
2.72%, 8/25/2035 (b)(c)	103	92
3.38%, 7/25/2037 (b)(d)	167	149
CNH Equipment Trust
3.32%, 9/15/2010 (b)	160	160
3.67%, 4/15/2011 (b)	475	477
4.12%, 5/15/2012	345	344
Countrywide Asset-Backed Certificates
2.73%, 4/25/2036 (b)(c)	300	290
2.98%, 2/25/2037 (b)	325	45
6.02%, 9/25/2046 (b)	900	843
Countrywide Home Equity Loan Trust
2.70%, 12/15/2035 (b)	63	28
2.71%, 2/15/2036 (b)(c)	232	200
First Horizon Asset Backed Trust
2.61%, 10/25/2026 (b)	279	222
First-Citizens Home Equity Loan LLC
2.68%, 9/15/2022 (a)(b)	63	48
Ford Credit Floorplan Master Owner Trust
2.92%, 6/15/2011 (b)	325	315
GMAC Mortgage Corp Loan Trust
2.66%, 8/25/2035 (b)	189	111
Great America Leasing Receivables
5.39%, 9/15/2011 (a)	490	494
John Deere Owner Trust
4.40%, 6/15/2012	300	300
JP Morgan Mortgage Acquisition Corp
2.56%, 3/25/2037 (b)	225	214
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029 (a)	132	130
Nomura Asset Acceptance Corp
2.70%, 1/25/2036 (a)(b)	209	142
Popular ABS Mortgage Pass-Through Trust
2.74%, 11/25/2035 (b)(c)	147	146
Swift Master Auto Receivables Trust
2.57%, 6/15/2012 (b)	220	210
Wells Fargo Home Equity Trust
2.58%, 3/25/2037 (b)	109	108

		5,822

Auto — Car & Light Trucks (0.25%)
Daimler Finance North America LLC
3.22%, 3/13/2009 (b)	150	150
5.88%, 3/15/2011	225	228

		378

Auto/Truck Parts & Equipment — Original (0.09%)
Tenneco Inc
10.25%, 7/15/2013	129	135

Automobile Sequential (2.93%)
Capital Auto Receivables Asset Trust
2.50%, 10/15/2009 (b)	210	210
2.70%, 3/15/2010 (b)(c)	321	321
2.85%, 6/15/2010 (b)	100	100
5.52%, 3/15/2011 (b)	270	268
3.92%, 10/15/2012 (b)	425	429
CPS Auto Trust
5.44%, 11/15/2010 (a)	434	438
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (b)	200	177
5.60%, 10/15/2012	240	223
5.69%, 11/15/2012 (b)	225	215
Honda Auto Receivables Owner Trust
5.46%, 5/23/2011	450	459
Hyundai Auto Receivables Trust
2.87%, 1/17/2012 (b)	300	298
Nissan Auto Lease Trust
4.27%, 12/15/2010	450	451
Nissan Auto Receivables Owner Trust
4.28%, 7/15/2013	150	148
Volkswagen Auto Loan Enhanced Trust
4.50%, 7/20/2012	390	392
WFS Financial Owner Trust
3.93%, 2/17/2012 (c)	153	153
4.50%, 5/17/2013	160	160

		4,442

Beverages — Non-Alcoholic (0.14%)
Panamerican Beverages Inc
7.25%, 7/ 1/2009	200	207
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Brewery (0.23%)
SABMiller PLC
3.00%, 7/ 1/2009 (a)(b)	$150	$151
6.20%, 7/ 1/2011 (a)	200	205

		356

Building & Construction Products — Miscellaneous (0.20%)
CRH America Inc
6.95%, 3/15/2012	200	200
Masco Corp
5.88%, 7/15/2012	111	106

		306

Building Products — Cement & Aggregate (0.18%)
Martin Marietta Materials Inc
3.05%, 4/30/2010 (b)	280	272

Building Products — Wood (0.22%)
Masco Corp
3.09%, 3/12/2010 (b)	350	334

Cable TV (1.47%)
Comcast Corp
3.01%, 7/14/2009 (b)	350	347
5.45%, 11/15/2010	145	147
5.70%, 5/15/2018	635	602
COX Communications Inc
4.63%, 1/15/2010	250	249
7.13%, 10/ 1/2012	150	157
CSC Holdings Inc
7.25%, 7/15/2008	125	125
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	200	206
Echostar DBS Corp
5.75%, 10/ 1/2008	200	200
Rogers Cable Inc
7.88%, 5/ 1/2012	175	190

		2,223

Casino Hotels (0.10%)
Mandalay Resort Group
9.50%, 8/ 1/2008	150	150

Cellular Telecommunications (0.49%)
Rogers Wireless Inc
7.25%, 12/15/2012	325	344
Rural Cellular Corp
8.25%, 3/15/2012	175	179
Vodafone Group PLC
3.12%, 6/15/2011 (b)(c)	225	219

		742

Chemicals — Diversified (0.07%)
Huntsman LLC
11.50%, 7/15/2012	100	104

Coatings & Paint (0.14%)
Valspar Corp
5.63%, 5/ 1/2012	220	217

Commercial Banks (0.72%)
American Express Bank FSB
5.50%, 4/16/2013	350	342
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(b)	165	146
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009 (e)	200	201
Glitnir Banki HF
2.87%, 10/15/2008 (a)(b)	100	99
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)	175	173
Wachovia Bank NA
7.88%, 2/15/2010	125	131

		1,092

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009	75	74

Computers — Integrated Systems (0.23%)
NCR Corp
7.13%, 6/15/2009	350	355

Computers — Memory Devices (0.13%)
Seagate Technology HDD Holdings
3.54%, 10/ 1/2009 (b)	100	97
6.38%, 10/ 1/2011	100	97

		194

Containers — Paper & Plastic (0.06%)
Pactiv Corp
5.88%, 7/15/2012	90	89

Credit Card Asset Backed Securities (1.72%)
American Express Credit Account Master Trust
2.75%, 3/15/2012 (b)	600	590
BA Credit Card Trust
3.07%, 3/15/2012 (b)	350	345
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (a)	630	620
Chase Credit Card Master Trust
2.80%, 1/17/2011 (b)	225	225
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	300	301
Citibank Credit Card Master Trust I
5.88%, 3/10/2011	200	203
Providian Gateway Master Trust
2.83%, 7/15/2011 (a)(b)	325	325

		2,609

See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Data Processing & Management (0.10%)
Fidelity National Information Services
4.75%, 9/15/2008	$155	$150

Diversified Financial Services (0.75%)
General Electric Capital Corp
5.25%, 10/19/2012	675	682
4.80%, 5/ 1/2013	150	147
TNK-BP Finance SA
6.13%, 3/20/2012 (a)	325	307

		1,136

Diversified Manufacturing Operations (0.42%)
Tyco Electronics Group SA
6.00%, 10/ 1/2012	285	288
Tyco International Group SA
6.13%, 1/15/2009	350	353

		641

Diversified Minerals (0.04%)
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	60	60

Diversified Operations (0.16%)
Capmark Financial Group Inc
3.37%, 5/10/2010 (b)	325	251

Electric — Generation (0.09%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	29	30
Indiantown Cogeneration LP
9.26%, 12/15/2010	102	106

		136

Electric — Integrated (2.16%)
Arizona Public Service Co
6.38%, 10/15/2011	525	529
Commonwealth Edison Co
6.15%, 3/15/2012	275	281
Dominion Resources Inc/VA
2.86%, 11/14/2008 (b)	165	163
DTE Energy Co
6.65%, 4/15/2009	175	178
Entergy Gulf States Inc
3.43%, 12/ 8/2008 (a)(b)	45	45
Entergy Louisiana LLC
5.83%, 11/ 1/2010	150	149
Entergy Mississippi Inc
5.15%, 2/ 1/2013	225	220
Integrys Energy Group Inc
7.00%, 11/ 1/2009	325	334
Midamerican Energy Holdings Co
7.52%, 9/15/2008	200	201
Ohio Power Co
2.91%, 4/ 5/2010 (b)	200	196
Pepco Holdings Inc
3.31%, 6/ 1/2010 (b)	175	174
Public Service Co of Colorado
4.38%, 10/ 1/2008	70	70
Scottish Power Ltd
4.91%, 3/15/2010	150	150
TECO Energy Inc
4.87%, 5/ 1/2010 (b)	225	224
Transelec SA
7.88%, 4/15/2011	325	349

		3,263

Electronic Components — Semiconductors (0.34%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013	135	128
National Semiconductor Corp
3.03%, 6/15/2010 (b)(c)	400	380

		508

Electronic Connectors (0.12%)
Thomas & Betts Corp
7.25%, 6/ 1/2013	175	178

Fiduciary Banks (0.20%)
Bank of New York Mellon Corp/The
4.50%, 4/ 1/2013	310	302

Finance — Auto Loans (0.32%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011	100	84
5.46%, 1/13/2012 (b)	150	107
GMAC LLC
3.93%, 5/15/2009 (b)	175	164
6.00%, 12/15/2011	65	45
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)	90	90

		490

Finance — Commercial (0.33%)
CIT Group Inc
3.14%, 4/27/2011 (b)	200	165
Textron Financial Canada Funding Corp
5.13%, 11/ 1/2010	325	330

		495

Finance — Consumer Loans (0.42%)
American General Finance Corp
4.88%, 5/15/2010 (f)	125	123
HSBC Finance Corp
3.00%, 11/16/2009 (b)(c)	300	296
3.13%, 9/14/2012 (b)(e)	150	142
SLM Corp
5.18%, 3/ 2/2009 (b)	75	73

		634

See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Credit Card (0.16%)
Capital One Bank USA NA
5.75%, 9/15/2010	$250	$249

Finance — Investment Banker & Broker (3.66%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (b)	240	237
2.84%, 11/28/2011 (b)	400	383
Citigroup Inc
5.50%, 8/27/2012	300	296
5.50%, 4/11/2013	450	439
Goldman Sachs Group Inc/The
2.88%, 3/ 2/2010 (b)	75	74
6.88%, 1/15/2011	525	545
2.96%, 2/ 6/2012 (b)	150	143
Jefferies Group Inc
5.88%, 6/ 8/2014	315	298
JPMorgan Chase & Co
5.60%, 6/ 1/2011	600	608
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	185	121
Lehman Brothers Holdings Inc
2.97%, 11/10/2009 (b)	100	95
6.00%, 7/19/2012	300	290
5.63%, 1/24/2013	335	317
Merrill Lynch & Co Inc
3.03%, 2/ 6/2009 (b)(c)	180	178
5.14%, 3/ 2/2009 (b)	40	40
3.00%, 2/ 5/2010 (b)	50	48
3.07%, 11/ 1/2011 (b)	200	181
2.90%, 6/ 5/2012 (b)(c)	125	111
6.05%, 8/15/2012	215	210
5.45%, 2/ 5/2013	65	61
6.15%, 4/25/2013	300	291
Morgan Stanley
2.99%, 1/15/2010 (b)	315	308
5.63%, 1/ 9/2012	275	275

		5,549

Finance — Leasing Company (0.26%)
International Lease Finance Corp
3.11%, 1/15/2010 (b)	225	211
5.30%, 5/ 1/2012	200	177

		388

Finance — Mortgage Loan/Banker (0.35%)
Countrywide Financial Corp
3.08%, 12/19/2008 (b)	105	102
3.02%, 3/24/2009 (b)	225	216
5.80%, 6/ 7/2012	225	213

		531

Food — Miscellaneous/Diversified (0.56%)
General Mills Inc
3.04%, 1/22/2010 (b)(c)	200	197
8.02%, 2/ 5/2013	350	396
Kraft Foods Inc
3.22%, 8/11/2010 (b)	135	133
6.00%, 2/11/2013	120	121

		847

Food — Retail (0.12%)
Safeway Inc
6.50%, 11/15/2008	100	101
3.16%, 3/27/2009 (b)	75	74

		175

Gas — Distribution (0.30%)
Sempra Energy
4.75%, 5/15/2009	175	176
Southern California Gas Co
2.85%, 12/ 1/2009 (b)(c)	125	124
Southern Union Co
6.15%, 8/16/2008	150	150

		450

Home Equity — Other (2.99%)
ACE Securities Corp
2.69%, 8/25/2035 (b)(c)	72	71
2.68%, 10/25/2035 (b)(c)	6	6
Bear Stearns Asset Backed Securities Trust
3.08%, 3/25/2034 (b)	72	64
2.66%, 6/25/2047 (b)(c)	525	473
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (b)	1,300	731
First NLC Trust
2.71%, 5/25/2035 (b)	74	63
2.81%, 5/25/2035 (b)	67	56
2.71%, 12/25/2035 (b)(c)	40	40
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)	127	117
5.75%, 10/25/2036	500	368
6.05%, 12/25/2037 (b)	335	217
GSAA Trust
6.04%, 7/25/2036	400	333
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (b)	593	208
JP Morgan Mortgage Acquisition Corp
2.74%, 7/25/2035 (b)(c)	80	79
Mastr Asset Backed Securities Trust
2.98%, 3/25/2035 (b)	200	131
Morgan Stanley ABS Capital I
2.73%, 9/25/2035 (b)(c)	4	4
New Century Home Equity Loan Trust
2.77%, 3/25/2035 (b)	5	4
Option One Mortgage Loan Trust
2.93%, 3/25/2037 (b)	275	40
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (b)	$770	$765
Residential Asset Securities Corp
4.59%, 8/25/2031	242	238
4.47%, 3/25/2032	294	276
3.63%, 3/25/2035 (b)	23	16
2.68%, 5/25/2035 (b)	3	3
2.75%, 7/25/2035 (b)(c)	40	40
Specialty Underwriting & Residential Finance
2.99%, 2/25/2035 (b)	15	13
2.71%, 3/25/2036 (b)	22	22
WAMU Asset-Backed Certificates
2.65%, 5/25/2037 (b)(c)	200	148

		4,526

Home Equity — Sequential (1.58%)
BNC Mortgage Loan Trust
2.65%, 7/25/2037 (b)	386	213
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035	1,000	728
5.71%, 11/25/2035 (b)	750	263
5.56%, 4/25/2036	630	323
5.51%, 8/25/2036	295	246
5.81%, 11/25/2036	641	383
New Century Home Equity Loan Trust
4.76%, 11/25/2033	247	231

		2,387

Life & Health Insurance (1.19%)
Lincoln National Corp
6.05%, 4/20/2067 (b)	110	93
New York Life Global Funding
4.65%, 5/ 9/2013 (a)	455	451
Pacific Life Global Funding
3.03%, 6/22/2011 (a)(b)(c)	225	225
Prudential Financial Inc
5.15%, 1/15/2013	500	487
StanCorp Financial Group Inc
6.88%, 10/ 1/2012	285	282
Sun Life Financial Global Funding LP
2.98%, 7/ 6/2010 (a)(b)	125	125
Unum Group
5.86%, 5/15/2009	135	136

		1,799

Machinery — Farm (0.16%)
Case New Holland Inc
6.00%, 6/ 1/2009	250	248

Medical — Drugs (0.64%)
Abbott Laboratories
5.15%, 11/30/2012	500	515
Angiotech Pharmaceuticals Inc
6.43%, 12/ 1/2013 (b)	125	109
AstraZeneca PLC
5.40%, 9/15/2012	200	204
Elan Finance PLC/Elan Finance Corp
6.81%, 12/ 1/2013 (b)	150	138

		966

Medical — HMO (0.62%)
Cigna Corp
7.00%, 1/15/2011	200	206
Coventry Health Care Inc
6.30%, 8/15/2014	200	188
5.95%, 3/15/2017	115	100
UnitedHealth Group Inc
5.50%, 11/15/2012	200	196
4.88%, 2/15/2013	250	242

		932

Medical — Wholesale Drug Distribution (0.31%)
Cardinal Health Inc
2.96%, 10/ 2/2009 (b)	150	147
5.65%, 6/15/2012	325	328

		475

Medical Products (0.17%)
Covidien International Finance SA
5.45%, 10/15/2012	250	253

Metal — Diversified (0.02%)
Xstrata Canada Corp
7.25%, 7/15/2012	30	31

Metal Processors & Fabrication (0.10%)
Timken Co
5.75%, 2/15/2010	150	150

Money Center Banks (0.22%)
Deutsche Bank AG/London
5.38%, 10/12/2012	335	340

Mortgage Backed Securities (33.28%)
ACT Depositors Corp
2.77%, 9/22/2041 (b)(d)	400	240
Adjustable Rate Mortgage Trust
3.05%, 2/25/2035 (b)	17	14
2.75%, 8/25/2036 (b)	336	131
Banc of America Alternative Loan Trust
2.88%, 6/25/2036 (b)	399	389
Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031	197	201
6.85%, 4/15/2036	100	104
1.17%, 11/10/2038 (b)	9,254	163
0.84%, 7/10/2042 (b)	16,360	245
5.09%, 7/10/2043	750	733
0.33%, 9/10/2045	40,355	305
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Banc of America Commercial Mortgage Inc (continued)
0.20%, 10/10/2045	$47,140	$159
5.31%, 10/10/2045 (b)	710	701
0.60%, 7/10/2046 (b)	39,433	664
Banc of America Mortgage Securities Inc
4.08%, 3/25/2034 (b)	292	278
4.79%, 5/25/2035 (b)	300	296
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (b)	280	260
Bear Stearns Alt-A Trust
2.76%, 7/25/2035 (b)	26	15
6.26%, 7/25/2036 (b)	1,091	153
6.20%, 8/25/2036 (b)	404	361
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	337	349
3.97%, 11/11/2035	198	196
0.63%, 5/11/2039 (a)(b)	1,998	25
0.39%, 2/11/2041 (b)	6,503	58
4.13%, 11/11/2041	850	845
Bella Vista Mortgage Trust
2.73%, 5/20/2045 (b)	47	36
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	494	511
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (b)	487	265
5.04%, 7/25/2037 (b)	173	168
Citigroup Commercial Mortgage Trust
0.71%, 10/15/2049 (b)	20,391	447
Citigroup/Deutsche Bank Commercial Mortgage
0.41%, 11/15/2044 (a)	26,043	299
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.62%, 10/15/2048 (b)	19,899	373
0.52%, 12/11/2049 (b)	55,907	816
0.56%, 12/11/2049 (a)(b)	13,514	278
Commercial Mortgage Pass Through Certificates
1.66%, 6/10/2010 (a)(b)	1,839	49
3.25%, 6/10/2038	50	48
0.06%, 12/10/2046 (a)(b)	6,608	67
Countrywide Alternative Loan Trust
3.53%, 2/25/2035 (b)	210	177
4.84%, 7/20/2035 (b)	139	94
2.90%, 12/25/2035 (b)(c)	283	198
4.53%, 2/25/2036 (b)	257	190
6.00%, 5/25/2036	356	313
6.00%, 5/25/2036	195	195
2.65%, 6/25/2036 (b)	400	203
2.76%, 6/25/2036 (b)	740	272
2.98%, 9/25/2036 (b)	205	165
2.75%, 5/20/2046 (b)(c)	653	349
Countrywide Asset-Backed Certificates
2.76%, 11/25/2035 (b)	32	30
2.75%, 1/25/2036 (b)(c)	385	364
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	—	—
5.50%, 7/25/2033	554	551
4.49%, 12/25/2033	445	435
4.40%, 6/20/2035 (b)(c)	115	113
5.86%, 9/20/2036 (b)	684	464
Credit Suisse Mortgage Capital Certificates
0.78%, 9/15/2039	34,378	823
0.11%, 12/15/2039	3,807	53
5.87%, 9/15/2040	375	342
CS First Boston Mortgage Securities Corp
6.38%, 12/16/2035	464	474
1.29%, 3/15/2036 (a)(b)	2,263	41
0.58%, 5/15/2036 (a)(b)	3,528	28
0.77%, 7/15/2036 (a)(b)	4,205	56
0.56%, 11/15/2036 (a)(b)	7,465	266
0.43%, 8/15/2038 (a)	43,683	386
CW Capital Cobalt Ltd
5.17%, 8/15/2048	375	368
Fannie Mae
2.78%, 2/25/2032 (b)(c)	160	159
Fannie Mae Whole Loan
2.68%, 5/25/2035 (b)	109	103
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	96	100
Freddie Mac
5.13%, 12/15/2013	190	192
5.50%, 1/15/2017	58	58
2.92%, 6/15/2023 (b)	81	81
2.87%, 7/15/2023 (b)	594	586
2.77%, 10/15/2034 (b)	50	49
GE Capital Commercial Mortgage Corp
0.40%, 5/10/2014	33,545	333
Ginnie Mae
1.57%, 10/16/2012 (b)	3,558	104
4.51%, 10/16/2028 (b)	303	303
3.96%, 6/16/2031	958	943
1.10%, 2/16/2047 (b)	7,954	414
0.85%, 3/16/2047 (b)	2,356	129
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033	93	94
0.97%, 3/10/2038 (a)(b)	1,154	22
0.57%, 8/10/2038 (a)(b)	18,929	194
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	200	189
Greenpoint Mortgage Funding Trust
2.75%, 6/25/2045 (b)	51	40
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Greenpoint Mortgage Funding Trust (continued)
2.78%, 6/25/2045 (b)	$47	$31
2.79%, 10/25/2045 (b)(c)	99	78
Greenwich Capital Commercial Funding Corp
0.44%, 6/10/2036 (a)(b)	18,139	138
0.25%, 4/10/2037 (a)	61,169	236
0.51%, 3/10/2039 (a)(b)	10,433	188
0.97%, 8/10/2042 (a)(b)	4,740	83
0.48%, 12/10/2049 (a)(b)	26,285	386
GS Mortgage Securities Corp II
0.85%, 11/10/2039 (a)	11,544	374
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (b)	230	225
Heller Financial Commercial Mortgage Asset Corp
8.18%, 1/17/2034 (b)	575	600
Impac CMB Trust
3.48%, 10/25/2033 (b)	23	16
4.03%, 10/25/2034 (b)	49	23
3.24%, 1/25/2035 (b)	199	165
2.79%, 4/25/2035 (b)	38	23
2.91%, 4/25/2035 (b)	36	19
2.78%, 8/25/2035 (b)	15	9
2.99%, 8/25/2035 (b)	46	23
3.02%, 8/25/2035 (b)	51	25
2.73%, 4/25/2037 (b)	426	351
Impac Secured Assets CMN Owner Trust
2.88%, 11/25/2034 (b)	748	547
Indymac Index Mortgage Loan Trust
3.08%, 4/25/2034 (b)	16	15
2.71%, 4/25/2035 (b)	45	35
2.81%, 4/25/2035 (b)	30	19
5.29%, 7/25/2035 (b)	520	278
2.78%, 8/25/2035 (b)(c)	118	92
2.66%, 1/25/2037 (b)(c)	485	260
2.72%, 6/25/2037 (b)	426	318
JP Morgan Chase Commercial Mortgage Securities
0.70%, 10/12/2035 (a)(b)	5,486	162
6.04%, 11/15/2035	690	700
7.20%, 11/15/2035 (a)(b)	175	183
0.76%, 10/12/2037 (a)(b)	2,883	104
3.48%, 6/12/2041	168	166
5.30%, 5/15/2047 (b)	750	737
5.31%, 1/15/2049	325	316
0.49%, 2/12/2051 (b)	30,050	412
JP Morgan Commercial Mortgage Finance Corp
6.66%, 10/15/2035	350	351
JP Morgan Mortgage Trust
3.81%, 5/25/2034	222	220
5.07%, 6/25/2035 (b)	132	130
5.30%, 7/25/2035	545	531
4.97%, 8/25/2035 (b)	500	474
5.82%, 6/25/2036 (b)(c)	619	607
5.82%, 6/25/2036 (b)	200	171
5.81%, 1/25/2037 (b)	554	544
5.70%, 4/25/2037 (b)	400	366
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	24	24
5.97%, 3/15/2026	58	58
4.90%, 6/15/2026	12	12
5.39%, 6/15/2026	200	201
3.09%, 5/15/2027	42	41
4.19%, 8/15/2029 (c)	600	597
3.63%, 10/15/2029	204	202
0.55%, 7/15/2035 (a)(b)	2,147	66
0.63%, 10/15/2035 (a)(b)	4,904	177
1.22%, 3/15/2036 (a)(b)	1,323	25
0.84%, 8/15/2036 (a)(b)	1,102	14
0.68%, 2/15/2040 (b)	3,248	85
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (b)	188	185
Merrill Lynch Mortgage Trust
0.34%, 11/12/2035 (a)(b)	12,607	56
0.29%, 7/12/2038	49,116	317
5.80%, 5/12/2039 (b)	575	575
0.42%, 9/12/2042 (b)	19,683	158
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(b)	17,150	228
0.86%, 7/12/2046	24,831	725
0.73%, 8/12/2048 (b)	5,975	184
0.71%, 9/12/2049 (b)	12,310	308
0.10%, 12/12/2049 (a)(b)	8,673	105
0.84%, 12/12/2049 (b)	14,323	391
5.11%, 12/12/2049 (b)	455	445
Morgan Stanley Capital I
1.19%, 1/13/2041 (a)(b)	15,118	379
2.70%, 5/24/2043 (a)(b)(c)	300	289
0.07%, 12/15/2043 (a)(b)	6,521	72
2.86%, 8/25/2046 (b)(d)	375	112
3.40%, 12/20/2046 (a)(b)	125	54
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	67	69
Nationslink Funding Corp
7.23%, 6/20/2031	178	178
7.35%, 6/20/2031 (b)	375	378
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (b)	625	559
Prudential Securities Secured Financing
6.48%, 11/ 1/2031	71	71
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Residential Accredit Loans Inc
6.00%, 11/25/2032	$397	$385
5.77%, 12/25/2035 (b)	74	68
2.63%, 2/25/2047 (b)(c)	805	574
Residential Funding Mortgage Securities
5.23%, 11/25/2035 (b)	273	274
5.68%, 2/25/2036 (b)	151	147
3.08%, 7/25/2036 (b)	295	279
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (b)	469	466
3.18%, 8/25/2034 (b)	292	128
2.73%, 3/25/2035 (b)	7	6
2.67%, 7/25/2037 (b)(c)	308	186
Structured Asset Mortgage Investments Inc
2.78%, 5/25/2045 (b)	36	26
2.79%, 9/25/2045 (b)	58	45
Structured Asset Securities Corp
4.50%, 2/25/2033	391	352
4.53%, 11/25/2035 (b)(c)	225	166
5.50%, 6/25/2036 (b)	700	576
Thornburg Mortgage Securities Trust
2.83%, 12/25/2033 (b)	337	336
2.74%, 10/25/2035 (b)(c)	214	212
Wachovia Bank Commercial Mortgage Trust
0.34%, 1/15/2041 (a)(b)	5,287	26
0.50%, 4/15/2042 (a)(b)	32,130	350
5.25%, 12/15/2043	625	607
4.52%, 5/15/2044	400	395
6.05%, 2/15/2051 (b)	575	570
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (a)	208	204
WaMu Mortgage Pass Through Certificates
5.76%, 3/25/2033 (b)	87	86
3.99%, 10/25/2033	430	429
4.06%, 10/25/2033 (b)	550	550
3.80%, 6/25/2034 (b)	485	479
4.84%, 9/25/2035 (b)	248	243
5.70%, 6/25/2037 (b)	359	333
2.86%, 7/25/2044 (b)	31	30
2.88%, 1/25/2045 (b)(c)	570	443
2.75%, 4/25/2045 (b)	61	39
2.77%, 7/25/2045 (b)	46	37
2.73%, 11/25/2045 (b)(c)	58	54
Washington Mutual Alternative Mortgage
2.76%, 6/25/2046 (b)	479	197
2.66%, 1/25/2047 (b)	345	184
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035 (b)	629	612
4.11%, 6/25/2035 (b)	425	415
5.24%, 4/25/2036 (b)	553	509

		50,374

Multi-Line Insurance (0.22%)
CNA Financial Corp
6.60%, 12/15/2008	150	151
6.00%, 8/15/2011	100	100
Genworth Financial Inc
6.15%, 11/15/2066 (b)	100	79

		330

Multimedia (0.39%)
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008	125	126
Time Warner Inc
2.91%, 11/13/2009 (b)(c)	175	170
Viacom Inc
3.13%, 6/16/2009 (b)	300	297

		593

Mutual Insurance (0.09%)
Health Care Service Corp
7.75%, 6/15/2011 (a)	125	135

Non-Hazardous Waste Disposal (0.20%)
Oakmont Asset Trust
4.51%, 12/22/2008 (a)	300	301

Office Automation & Equipment (0.21%)
Xerox Corp
3.56%, 12/18/2009 (b)	200	199
5.50%, 5/15/2012	115	113

		312

Office Furnishings — Original (0.08%)
Steelcase Inc
6.50%, 8/15/2011	120	122

Oil — Field Services (0.24%)
Weatherford International Inc
6.63%, 11/15/2011	125	130
5.95%, 6/15/2012	225	230

		360

Oil Company — Exploration & Production (0.80%)
Anadarko Petroleum Corp
3.18%, 9/15/2009 (b)	150	148
Canadian Natural Resources Ltd
5.15%, 2/ 1/2013	325	326
Devon OEI Operating Inc
7.25%, 10/ 1/2011	250	267
Husky Oil Co
8.90%, 8/15/2028 (b)	250	251
Nexen Inc
5.05%, 11/20/2013	225	220
Pemex Project Funding Master Trust
6.13%, 8/15/2008	4	4

		1,216

See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Integrated (0.14%)
Husky Energy Inc
6.25%, 6/15/2012	$200	$206

Oil Refining & Marketing (0.19%)
Tesoro Corp
6.25%, 11/ 1/2012	200	190
Valero Energy Corp
6.88%, 4/15/2012	100	104

		294

Pharmacy Services (0.23%)
Medco Health Solutions Inc
7.25%, 8/15/2013	325	345

Pipelines (0.75%)
Enbridge Energy Partners LP
4.00%, 1/15/2009	125	124
Enbridge Inc
5.80%, 6/15/2014	315	313
NGPL PipeCo LLC
6.51%, 12/15/2012 (a)	375	381
ONEOK Partners LP
5.90%, 4/ 1/2012	130	131
TEPPCO Partners LP
7.63%, 2/15/2012	175	181

		1,130

Private Corrections (0.12%)
Corrections Corp of America
7.50%, 5/ 1/2011	175	176

Quarrying (0.13%)
Vulcan Materials Co
4.03%, 12/15/2010 (b)	200	198

Real Estate Management & Services (0.10%)
AMB Property LP
6.30%, 6/ 1/2013	150	149

Real Estate Operator & Developer (0.51%)
Duke Realty LP
5.63%, 8/15/2011	100	97
ERP Operating LP
5.50%, 10/ 1/2012	350	342
Regency Centers LP
8.45%, 9/ 1/2010	315	332

		771

Regional Banks (1.61%)
BAC Capital Trust XIII
3.18%, 3/15/2043 (b)	235	177
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)	300	234
Bank of America Corp
4.90%, 5/ 1/2013	350	338
Capital One Financial Corp
5.70%, 9/15/2011	160	152
First Union Institutional Capital I
8.04%, 12/ 1/2026	250	243
Fleet Capital Trust II
7.92%, 12/11/2026	275	277
NB Capital Trust
7.83%, 12/15/2026	175	170
SunTrust Preferred Capital I
5.85%, 12/31/2049 (b)	200	146
Wachovia Corp
5.35%, 3/15/2011	350	342
2.83%, 3/ 1/2012 (b)	100	95
5.50%, 5/ 1/2013	275	263

		2,437

REITS — Apartments (0.11%)
Camden Property Trust
4.38%, 1/15/2010	75	73
UDR Inc
5.50%, 4/ 1/2014	100	93

		166

REITS — Diversified (0.94%)
Duke Realty LP
6.80%, 2/12/2009	325	327
iStar Financial Inc
3.12%, 9/15/2009 (b)	175	160
3.03%, 3/9/2010 (b)	200	169
6.00%, 12/15/2010	450	384
5.65%, 9/15/2011	175	150
Liberty Property LP
7.75%, 4/15/2009	235	239

		1,429

REITS — Healthcare (0.51%)
HCP Inc
3.23%, 9/15/2008 (b)	325	323
5.65%, 12/15/2013	75	69
Nationwide Health Properties Inc
6.50%, 7/15/2011	200	202
6.25%, 2/ 1/2013	175	172

		766

REITS — Office Property (0.33%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	205	199
HRPT Properties Trust
3.38%, 3/16/2011 (b)	88	81
6.95%, 4/ 1/2012	225	226

		506

REITS — Regional Malls (0.31%)
Simon Property Group LP
3.75%, 1/30/2009	150	150
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Regional Malls (continued)
Simon Property Group LP (continued)
4.60%, 6/15/2010	$45	$44
4.88%, 8/15/2010	175	171
5.60%, 9/ 1/2011	105	104

		469

REITS — Shopping Centers (0.46%)
Developers Diversified Realty Corp
3.88%, 1/30/2009	225	222
5.38%, 10/15/2012	90	85
Federal Realty Investment Trust
6.00%, 7/15/2012	150	148
Westfield Group
5.40%, 10/ 1/2012 (a)(f)	250	245

		700

REITS — Warehouse & Industrial (0.50%)
Prologis
2.89%, 8/24/2009 (b)	275	268
5.25%, 11/15/2010	200	200
5.50%, 3/ 1/2013	300	290

		758

Rental — Auto & Equipment (0.30%)
Erac USA Finance Co
3.15%, 4/30/2009 (a)(b)(c)	200	197
5.80%, 10/15/2012 (a)	275	260

		457

Retail — Drug Store (0.19%)
CVS/Caremark Corp
2.98%, 6/ 1/2010 (b)	300	293

Retail — Regional Department Store (0.19%)
Macys Retail Holdings Inc
4.80%, 7/15/2009	300	294

Rubber — Tires (0.06%)
Goodyear Tire & Rubber Co/The
6.68%, 12/ 1/2009 (b)	100	99

Savings & Loans — Thrifts (0.14%)
Washington Mutual Inc
3.01%, 1/15/2010 (b)	150	131
3.10%, 3/22/2012 (b)	100	80

		211

Sovereign (0.07%)
Mexico Government International Bond
8.38%, 1/14/2011	100	109

Special Purpose Banks (0.13%)
Korea Development Bank
2.82%, 4/ 3/2010 (b)(c)	200	199

Special Purpose Entity (0.51%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)	250	253
Genworth Global Funding Trusts
5.20%, 10/ 8/2010	200	200
Rockies Express Pipeline LLC
5.10%, 8/20/2009 (a)(b)	140	140
Williams Cos Inc Credit Linked Certificates
6.12%, 5/ 1/2009 (a)(b)	175	175

		768

Steel — Producers (0.50%)
Ispat Inland ULC
9.75%, 4/ 1/2014	400	427
Nucor Corp
5.00%, 12/ 1/2012	105	106
United States Steel Corp
5.65%, 6/ 1/2013	225	219

		752

Telecommunication Services (0.20%)
Qwest Corp
5.63%, 11/15/2008	100	100
7.88%, 9/ 1/2011	75	75
Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(b)	150	129

		304

Telephone — Integrated (2.33%)
AT&T Inc
4.95%, 1/15/2013	600	598
British Telecommunications PLC
5.15%, 1/15/2013	675	658
Deutsche Telekom International Finance
2.98%, 3/23/2009 (b)(c)	175	174
Koninklijke KPN NV
8.00%, 10/ 1/2010	250	265
Sprint Nextel Corp
3.20%, 6/28/2010 (b)	150	139
Telecom Italia Capital SA
4.00%, 11/15/2008	65	65
3.35%, 2/ 1/201l (b)	100	96
3.34%, 7/18/2011 (b)	120	114
Telefonica Emisiones SAU
3.10%, 6/19/2009 (b)	200	199
5.86%, 2/ 4/2013 (g)	325	327
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008	200	200
Verizon California Inc
6.70%, 9/ 1/2009	325	333
Verizon Communications Inc
4.35%, 2/15/2013	375	361

		3,529

See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Television (0.24%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	$200	$203
Univision Communications Inc
7.85%, 7/15/2011	175	164

		367

Tobacco (0.28%)
Reynolds American Inc
6.50%, 7/15/2010	225	228
3.48%, 6/15/2011 (b)	200	189

		417

Tools — Hand Held (0.19%)
Snap-On Inc
2.84%, 1/12/2010 (b)(c)	300	295

Transport — Rail (0.26%)
CSX Corp
4.88%, 11/ 1/2009	180	180
Union Pacific Corp
5.45%, 1/31/2013	215	216

		396

TOTAL BONDS		$122,511

SENIOR FLOATING RATE INTERESTS (1.29%)
Aerospace & Defense Equipment (0.07%)
Sequa Corp, Term Loan B
6.03%, 12/ 7/2014 (b)	120	114

Applications Software (0.19%)
Metavante Corp, Term Loan B
4.62%, 11/ l/2014 (b)	299	285

Auto/Truck Parts & Equipment — Replacement (0.12%)
Allison Transmission Inc, Term Loan B
5.33%, 8/ 7/2014 (b)	199	177

Cellular Telecommunications (0.10%)
Alltel Holdings Corp, Term Loan B
5.23%, 5/31/2015 (b)	149	148

Electric — Integrated (0.14%)
Texas Competitive Electric Holdings Company, Term Loan B2
6.23%, 10/29/2014 (b)	74	68
Texas Competitive Electric Holdings Company, Term Loan B3
6.26%, 10/10/2014 (b)	149	138

		206

Money Center Banks (0.07%)
Allied Waste North America Inc, LOC A
6.10%, 3/28/2014 (b)	103	102

Non-Hazardous Waste Disposal (0.11%)
Allied Waste North America Inc, Term Loan B
4.27%, 3/28/2014 (b)	172	169

Publishing — Periodicals (0.15%)
Dex Media East LLC, Term Loan B
4.66%, 10/17/2014 (b)	245	225

Racetracks (0.13%)
Penn National Gaming Inc, Term Loan B
4.53%, 10/ 3/2012 (b)	200	194

Retail — Building Products (0.15%)
HD Supply Inc, Term Loan B
3.74%, 8/30/2012 (b)	239	230

Satellite Telecommunications (0.06%)
Telesat Canada Inc, Term Loan B
5.84%, 9/ 1/2014 (b)	92	89
Telesat Canada Inc, Term Loan DD
5.84%, 10/31/2014 (b)	5	5

		94

TOTAL SENIOR FLOATING RATE INTERESTS		$1,944

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (18.77%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.27%)
4.50%, 9/ 1/2010	75	76
4.50%, 2/ 1/2011	49	50
4.50%, 4/ 1/2011	214	217
4.50%, 11/ 1/2011	180	183
6.00%, 12/ 1/2034 (b)	257	260
4.55%, 1/ 1/2035 (b)	115	115
5.68%, 6/ 1/2035 (b)	604	619
4.95%, 9/ 1/2035 (b)	177	178
4.98%, 9/ 1/2035 (b)	220	222

		1,920

Federal National Mortgage Association (FNMA) (2.11%)
4.00%, 5/ 1/2010	36	36
4.50%, 5/ 1/2010	44	45
4.00%, 6/ 1/2010	20	19
4.50%, 6/ 1/2010	98	99
4.00%, 7/ 1/2010	26	26
4.00%, 8/ 1/2010	12	12
4.00%, 3/ 1/2011	49	49
4.50%, 5/ 1/2011	61	62
4.50%, 7/ 1/2011	127	128
4.50%, 8/ 1/2011	246	248
6.33%, 12/ 1/2032 (b)	120	122
4.60%, 4/ 1/2033 (b)	297	299
4.20%, 5/ 1/2033 (b)	247	248
7.00%, 12/ 1/2033 (b)	35	35
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
4.32%, 7/ 1/2034 (b)	$204	$206
4.29%, 8/ 1/2034 (b)	109	111
4.36%, 9/ 1/2034 (b)	152	156
4.50%, 1/ 1/2035 (b)	152	154
6.28%, 1/ 1/2035 (b)	31	31
6.80%, 2/ 1/2035 (b)	24	25
4.58%, 4/ 1/2035 (b)	271	274
5.11%, 6/ 1/2035 (b)	52	53
4.49%, 9/ 1/2035 (b)	425	427
5.27%, 2/ 1/2037 (b)	313	320

		3,185

Sovereign (0.99%)
2.63%, 5/31/2010 (e)	1,500	1,501

U.S. Treasury (14.40%)
4.88%, 1/31/2009	900	914
3.00%, 2/15/2009	7,750	7,788
4.88%, 8/15/2009 (e)	3,750	3,850
4.75%, 2/15/2010 (e)	2,000	2,071
3.88%, 5/15/2010 (e)	525	538
4.50%, 11/15/2010 (e)	1,800	1,874
4.50%, 11/30/201l (e)	500	523
4.50%, 4/30/2012 (e)	1,900	1,992
4.38%, 8/15/2012 (e)	1,400	1,467
4.25%, 8/15/2013 (e)	750	782

		21,799

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$28,405

SHORT TERM INVESTMENTS (4.50%)
Commercial Paper (4.50%)
Investment in Joint Trade Account; HSBC Funding
2.25%, 7/ 1/2008	$3,409	$3,409
Investment in Joint Trading Account; Prudential Funding
2.25%, 7/ 1/2008	3,409	3,409

		6,818

TOTAL SHORT TERM INVESTMENTS		$6,818

REPURCHASE AGREEMENTS (3.44%)
Money Center Banks (3.44%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $4,902,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$4,853	$4,853
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $372,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	$361	$361

		5,214

TOTAL REPURCHASE AGREEMENTS		$5,214

Total Investments		$164,892
Liabilities in Excess of Other Assets, Net — (8.93)%		(13,516)

TOTAL NET ASSETS — 100.00%		$151,376

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $12,387 or 8.18% of net assets.

(b)	Variable Rate

(c)	Security was purchased with the cash proceeds from securities loans.

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $501 or 0.33% of net assets.

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $118 or 0.08% of net assets.

(g)	Security purchased on a when-issued basis.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$772
Unrealized Depreciation	(13,377)

Net Unrealized Appreciation (Depreciation)	(12,605)
Cost for federal income tax purposes	177,497
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Short-Term Bond Account
June 30, 2008 (unaudited)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX NA IG 10 Index and pay quarterly 1.55% to Deutsche Bank AG. Expires June 2013.	$1,225	$4

Buy protection for CDX NA IG 10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc. Expires June 2013.	1,125	2
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
EuroDollar; December 2008	10	$2,407	$2,420	$13
US 2 Year Note; September 2008	12	2,532	2,534	2
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	36.65%
Financial	23.08%
Government	15.46%
Asset Backed Securities	13.07%
Communications	5.43%
Consumer, Non-cyclical	4.13%
Utilities	2.68%
Industrial	2.31%
Energy	2.12%
Consumer, Cyclical	1.69%
Technology	1.24%
Basic Materials	0.90%
Diversified	0.17%
Liabilities in Excess of Other Assets, Net	(8.93%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.27%
Credit Default Swaps	0.00%
See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (77.34%)
Agricultural Operations (1.45%)
Cargill Inc
5.20%, 1/22/2013 (a)	$1,000	$990

Asset Backed Securities (0.22%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011	135	134
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025	16	13

		147

Automobile Sequential (0.52%)
WFS Financial Owner Trust
3.93%, 2/17/2012	354	354

Commercial Services — Finance (1.17%)
Western Union Co/The
5.40%, 11/17/2011	800	796

Computers (0.58%)
Hewlett-Packard Co
4.50%, 3/ 1/2013	400	396

Consumer Products — Miscellaneous (0.86%)
Clorox Co
5.00%, 3/ 1/2013	600	590

Diversified Financial Services (1.18%)
General Electric Capital Corp
5.72%, 8/22/2011	800	804

Diversified Manufacturing Operations (0.58%)
Honeywell International Inc
4.25%, 3/ 1/2013	400	394

Electric — Integrated (2.93%)
Alabama Power Co
4.85%, 12/15/2012	325	327
Pacific Gas & Electric Co
3.60%, 3/ 1/2009	275	275
Texas-New Mexico Power Co
6.25%, 1/15/2009	600	599
Virginia Electric and Power Co
5.10%, 11/30/2012	800	800

		2,001

Federal & Federally Sponsored Credit (4.75%)
Federal Farm Credit Bank
3.45%, 1/11/2010	1,620	1,633
2.88%, 8/ 4/2010	1,620	1,607

		3,240

Fiduciary Banks (0.69%)
Bank of New York Mellon Corp/The
4.95%, 11/ 1/2012	475	474

Finance (0.14%)
Green Tree Financial Corp
7.70%, 9/15/2026	65	46
Mid-State Trust
8.33%, 4/ 1/2030	53	53

		99

Finance — Commercial (0.47%)
Caterpillar Financial Services Corp
4.85%, 12/ 7/2012	325	324

Finance — Consumer Loans (1.51%)
John Deere Capital Corp
4.95%, 12/17/2012	1,025	1,030

Finance — Investment Banker & Broker (0.58%)
Citigroup Inc
5.50%, 8/27/2012	400	394

Finance — Mortgage Loan/Banker (14.92%)
Fannie Mae
4.25%, 5/15/2009	1,015	1,027
4.88%, 5/18/2012	810	837
4.75%, 11/19/2012	1,015	1,044
Federal Home Loan Banks
5.25%, 8/ 5/2009	2,025	2,076
4.63%, 10/10/2012	1,015	1,040
Freddie Mac
5.00%, 1/16/2009	810	820
4.75%, 11/ 3/2009 (b)	1,620	1,658
4.13%, 7/12/2010	810	824
5.25%, 7/18/2011	810	848

		10,174

Food — Miscellaneous/Diversified (1.19%)
Kellogg Co
5.13%, 12/ 3/2012	800	810

Gas — Distribution (0.40%)
Sempra Energy
4.75%, 5/15/2009	275	276

Industrial Gases (0.29%)
Air Products & Chemicals Inc
4.15%, 2/ 1/2013	200	196

Medical — Biomedical/Gene (1.80%)
Amgen Inc
4.00%, 11/18/2009	1,225	1,226

Medical — HMO (0.57%)
UnitedHealth Group Inc
4.88%, 2/15/2013	400	387
See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — Wholesale Drug Distribution (1.17%)
Cardinal Health Inc
6.25%, 7/15/2008	$800	$801

Mortgage Backed Securities (18.36%)
Banc of America Funding Corp
5.75%, 3/25/2036	806	776
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	811	801
Bear Stearns Commercial Mortgage Securities
5.82%, 5/14/2016 (a)	1,000	1,020
Chase Mortgage Finance Corp
5.50%, 5/25/2035	494	491
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 10/25/2035	1,028	1,029
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	291	267
Fannie Mae
5.00%, 11/25/2035	432	435
Freddie Mac
5.50%, 4/15/2027	1,126	1,148
4.25%, 6/15/2027	56	56
5.50%, 10/15/2027	898	917
6.00%, 9/15/2029	1,056	1,087
4.50%, 5/15/2030	810	807
Ginnie Mae
4.50%, 8/20/2032	305	299
GSR Mortgage Loan Trust
6.00%, 2/25/2035	378	373
6.00%, 6/25/2036	626	622
Lehman Mortgage Trust
5.75%, 4/25/2036	1,018	990
Residential Asset Securitization Trust
6.00%, 5/25/2036	660	605
Residential Funding Mortgage Securities
5.50%, 9/25/2036	811	798

		12,521

Multimedia (0.70%)
Walt Disney Co/The
4.70%, 12/ 1/2012	475	478

Networking Products (0.91%)
Cisco Systems Inc
5.25%, 2/22/2011	600	618

Oil Company — Exploration & Production (1.58%)
Apache Corp
6.25%, 4/15/2012	1,025	1,077

Property & Casualty Insurance (0.91%)
Fidelity National Financial Inc
7.30%, 8/15/2011	600	618

Quarrying (0.69%)
Vulcan Materials Co
5.60%, 11/30/2012	475	472

Real Estate Operator & Developer (1.72%)
Duke Realty LP
6.25%, 5/15/2013	500	490
ERP Operating LP
5.50%, 10/ 1/2012	700	683

		1,173

Regional Banks (1.46%)
Wells Fargo & Co
4.38%, 1/31/2013	1,025	992

Reinsurance (1.17%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008	800	801

REITS — Healthcare (1.19%)
Nationwide Health Properties Inc
6.50%, 7/15/2011	800	810

REITS — Single Tenant (1.16%)
CPG Partners LP
3.50%, 3/15/2009	800	790

Retail — Drug Store (0.58%)
CVS/Caremark Corp
4.00%, 9/15/2009	400	398

Savings & Loans — Thrifts (0.23%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	200	160

Steel — Producers (1.66%)
Nucor Corp
5.00%, 12/ 1/2012	1,125	1,131

Telephone — Integrated (2.59%)
AT&T Inc
4.95%, 1/15/2013	475	473
Koninklijke KPN NV
8.00%, 10/ 1/2010	1,225	1,296

		1,769

Television (0.55%)
Univision Communications Inc
7.85%, 7/15/2011	400	374

Textile — Home Furnishings (0.72%)
Mohawk Industries Inc
7.20%, 4/15/2012	475	490
See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Transport — Rail (1.50%)
Canadian National Railway Co
4.25%, 8/1/2009	$1,025	$1,023

Transport — Services (0.59%)
United Parcel Service Inc
4.50%, 1/15/2013	400	401

Water (1.10%)
Veolia Environnement
5.25%, 6/3/2013	750	749

TOTAL BONDS		$52,748

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (14.98%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.19%)
9.50%, 8/1/2016	5	6
6.00%, 5/1/2017	117	120
6.51%, 11/1/2021 (c)	7	7

		133

Federal National Mortgage Association (FNMA) (0.30%)
6.50%, 1/ 1/2014	32	33
6.50%, 1/ 1/2014	34	35
8.50%, 11/ 1/2017	10	11
6.61%, 1/ 1/2019 (c)	3	3
5.61%, 4/ 1/2019 (c)	3	3
7.05%, 11/ 1/2022 (c)	1	1
8.00%, 5/ 1/2027	70	76
6.36%, 11/ 1/2032 (c)	35	35
5.28%, 11/ 1/2035 (c)	9	9

		206

Government National Mortgage Association (GNMA) (0.19%)
8.00%, 6/15/2009	2	2
8.00%, 8/15/2012	3	3
11.00%, 12/15/2015	4	5
11.00%, 12/15/2015	2	2
10.00%, 2/15/2018	7	8
10.00%, 9/15/2018	5	5
10.00%, 9/15/2018	5	6
10.00%, 2/15/2019	37	42
10.00%, 6/15/2019	1	1
10.00%, 5/15/2020	16	18
10.00%, 6/15/2020	11	12
9.00%, 12/15/2020	9	10
10.00%, 12/15/2020	2	2
10.00%, 2/15/2025	7	7
10.00%, 4/15/2025	2	2
9.00%, 4/20/2025	1	1

		126

U.S. Treasury (14.30%)
3.25%, 8/15/2008 (b)(d)	225	225
4.88%, 5/31/2009	810	828
3.63%, 10/31/2009 (b)	4,865	4,947
3.13%, 11/30/2009 (b)	1,620	1,637
4.75%, 5/31/2012 (b)	2,000	2,115

		9,752

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$10,217

REPURCHASE AGREEMENTS (21.48%)
Money Center Banks (21.48%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $10,843,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (e)	$10,736	$10,735
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $2,016,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	1,958	1,958
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $2,016,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	1,958	1,957

		14,650

TOTAL REPURCHASE AGREEMENTS		$14,650

Total Investments		$77,615
Liabilities in Excess of Other Assets, Net — (13.80)%		(9,412)

TOTAL NET ASSETS - 100.00%		$68,203

(a)	Security exempt from registration under Rule 144A of the Securities Act 0f 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,010 or 2.95% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Variable Rate

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $75 or 0.11% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$399
Unrealized Depreciation	(586)

Net Unrealized Appreciation (Depreciation)	(187)
Cost for federal income tax purposes	77,802
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 5 Year Note; September 2008	35	$3,852	$3,870	$(18)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Government	33.96%
Financial	33.75%
Mortgage Securities	19.04%
Consumer, Non-cyclical	8.21%
Communications	4.75%
Utilities	4.44%
Industrial	2.67%
Basic Materials	2.64%
Energy	1.58%
Consumer, Cyclical	1.30%
Asset Backed Securities	0.88%
Technology	0.58%
Liabilities in Excess of Other Assets, Net	(13.80%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.67%

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.29%)
Advertising Services (0.34%)
inVentiv Health Inc (a)	9,484	$264

Aerospace & Defense (1.18%)
Esterline Technologies Corp (a)	9,405	463
Teledyne Technologies Inc (a)	2,179	106
TransDigm Group Inc (a)(b)	9,905	333

		902

Aerospace & Defense Equipment (1.63%)
AAR Corp (a)(b)	18,790	254
BE Aerospace Inc (a)	16,984	396
Moog Inc (a)	6,740	251
Triumph Group Inc	7,390	348

		1,249

Airlines (0.24%)
Allegiant Travel Co (a)(b)	6,358	118
Republic Airways Holdings Inc (a)	7,400	64

		182

Alternative Waste Tech (0.17%)
Calgon Carbon Corp (a)(b)	8,340	129

Apparel Manufacturers (0.35%)
G-III Apparel Group Ltd (a)(b)	7,705	95
True Religion Apparel Inc (a)	6,480	173

		268

Applications Software (1.32%)
Progress Software Corp (a)	11,710	299
Quest Software Inc (a)	29,890	443
Verint Systems Inc (a)	11,290	265

		1,007

Auto/Truck Parts & Equipment — Replacement (0.29%)
ATC Technology Corp (a)	9,461	220

Beverages — Wine & Spirits (1.01%)
Central European Distribution Corp (a)(b)	10,450	775

Building & Construction — Miscellaneous (0.35%)
Layne Christensen Co (a)(b)	6,130	268

Building & Construction Products — Miscellaneous (0.29%)
Interline Brands Inc (a)	14,080	224

Building Products — Cement & Aggregate (0.34%)
Texas Industries Inc (b)	4,560	256

Casino Services (0.38%)
Bally Technologies Inc (a)	8,550	289

Chemicals — Diversified (0.12%)
Innospec Inc	4,980	94

Chemicals — Specialty (1.50%)
Arch Chemicals Inc	12,161	403
ICO Inc (a)	15,030	90
OM Group Inc (a)	11,030	362
Terra Industries Inc	5,857	289

		1,144

Circuit Boards (0.16%)
TTM Technologies Inc (a)(b)	9,020	119

Commercial Banks (5.19%)
Bancfirst Corp	2,540	109
Bank of Hawaii Corp	10,621	508
Bank of the Ozarks Inc (b)	6,050	90
Cathay General Bancorp (b)	8,280	90
City Bank/Lynnwood WA (b)	10,139	87
City Holding Co	5,500	224
Columbia Banking System Inc	6,170	119
Cullen/Frost Bankers Inc	10,220	509
CVB Financial Corp	12,500	118
First State Bancorporation/NM (b)	4,690	26
Green Bankshares Inc (b)	5,621	79
IBERIABANK Corp	3,420	152
National Penn Bancshares Inc (b)	15,460	205
NBT Bancorp Inc (b)	7,670	158
Oriental Financial Group Inc	6,040	86
Pacific Capital Bancorp NA (b)	4,484	62
Pinnacle Financial Partners Inc (a)(b)	4,782	96
Preferred Bank/Los Angeles CA (b)	1,153	6
Prosperity Bancshares Inc	10,400	278
S&T Bancorp Inc	6,940	202
Sterling Financial Corp/WA	15,379	64
SVB Financial Group (a)(b)	9,440	454
Texas Capital Bancshares Inc (a)	11,520	184
Vineyard National Bancorp — Warrants (a)(c) (d)(e)	1,561	—
Webster Financial Corp	2,990	56

		3,962

Commercial Services (0.26%)
Steiner Leisure Ltd (a)	6,940	197

Commercial Services — Finance (1.00%)
CBIZ Inc (a)(b)	19,330	154
Morningstar Inc (a)(b)	4,929	355
Wright Express Corp (a)	10,320	256

		765

Computer Aided Design (1.42%)
Ansys Inc (a)	14,960	705

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (continued)
Aspen Technology Inc (a)	28,280	$376

		1,081

Computer Services (0.89%)
Ciber Inc (a)	41,060	255
Manhattan Associates Inc (a)(b)	5,470	130
Ness Technologies Inc (a)(b)	11,680	118
SYKES Enterprises Inc (a)	9,190	173

		676

Computer Software (0.68%)
Double-Take Software Inc (a)	10,200	140
Omniture Inc (a)(b)	20,230	376

		516

Computers — Integrated Systems (0.29%)
MTS Systems Corp	3,440	123
Radiant Systems Inc (a)	9,380	101

		224

Consulting Services (1.97%)
FTI Consulting Inc (a)	10,060	689
Gartner Inc (a)(b)	25,770	534
Huron Consulting Group Inc (a)(b)	6,222	282

		1,505

Consumer Products — Miscellaneous (1.01%)
CSS Industries Inc	5,394	130
Jarden Corp (a)(b)	8,490	155
Tupperware Brands Corp	14,310	490

		775

Cosmetics & Toiletries (0.59%)
Chattem Inc (a)(b)	6,975	454

Data Processing & Management (0.23%)
Commvault Systems Inc (a)(b)	10,577	176

Diagnostic Equipment (0.56%)
Immucor Inc (a)(b)	16,450	426

Diagnostic Kits (0.66%)
Meridian Bioscience Inc (b)	14,701	396
Quidel Corp (a)	6,550	108

		504

Disposable Medical Products (0.16%)
Merit Medical Systems Inc (a)	8,530	125

Distribution & Wholesale (1.13%)
Fossil Inc (a)	11,450	333
Tech Data Corp (a)	6,800	230
United Stationers Inc (a)	8,148	301

		864

Diversified Manufacturing Operations (1.66%)
Ameron International Corp	1,570	189
AZZ Inc (a)	3,250	130
Barnes Group Inc	12,820	296
EnPro Industries Inc (a)(b)	3,410	127
Koppers Holdings Inc	12,517	524

		1,266

Diversified Operations (0.13%)
Compass Diversified Holdings	9,000	103

Educational Software (0.25%)
Blackboard Inc (a)(b)	5,050	193

Electric — Integrated (1.92%)
Allete Inc (b)	8,519	358
Avista Corp	14,940	321
Empire District Electric Co/The (b)	13,570	251
Portland General Electric Co	10,905	245
Westar Energy Inc	13,650	294

		1,469

Electric Products — Miscellaneous (0.95%)
GrafTech International Ltd (a)	27,079	727

Electronic Components — Miscellaneous (0.20%)
Benchmark Electronics Inc (a)	9,350	153

Electronic Components — Semiconductors (1.96%)
Advanced Analogic Technologies Inc (a)	16,260	67
AuthenTec Inc (a)(b)	7,270	76
Mellanox Technologies Ltd (a)	4,920	67
ON Semiconductor Corp (a)(b)	55,840	512
PMC — Sierra Inc (a)	30,670	235
Silicon Laboratories Inc (a)	5,140	185
Zoran Corp (a)	30,150	353

		1,495

Electronic Design Automation (0.23%)
Cogo Group Inc (a)	9,720	89
Magma Design Automation Inc (a)(b)	14,826	90

		179

Electronic Measurement Instruments (0.68%)
Analogic Corp	8,180	516

E-Marketing & Information (0.30%)
comScore Inc (a)(b)	10,530	230

Engineering — Research & Development Services (0.89%)
EMCOR Group Inc (a)	23,832	680

Enterprise Software & Services (2.21%)
Informatica Corp (a)	29,330	441
JDA Software Group Inc (a)	19,521	353

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Enterprise Software & Services (continued)
Omnicell Inc (a)(b)	13,240	$175
SYNNEX Corp (a)(b)	16,760	421
Taleo Corp (a)(b)	15,080	295

		1,685

E-Services — Consulting (0.53%)
Websense Inc (a)	23,840	402

Finance — Investment Banker & Broker (0.76%)
Investment Technology Group Inc (a)	8,440	282
optionsXpress Holdings Inc (b)	6,740	151
Stifel Financial Corp (a)	4,350	150

		583

Finance — Leasing Company (0.38%)
Financial Federal Corp	13,273	292

Finance — Other Services (0.10%)
GFI Group Inc	8,840	80

Food — Miscellaneous/Diversified (0.78%)
Ralcorp Holdings Inc (a)(b)	12,060	596

Food — Retail (0.24%)
Ruddick Corp	5,420	186

Food — Wholesale & Distribution (1.09%)
Fresh Del Monte Produce Inc (a)	11,760	277
Spartan Stores Inc	24,090	554

		831

Footwear & Related Apparel (1.10%)
Iconix Brand Group Inc (a)(b)	9,750	118
Skechers U.S.A. Inc (a)	13,860	274
Wolverine World Wide Inc	16,900	450

		842

Gas — Distribution (1.03%)
Northwest Natural Gas Co	11,680	540
South Jersey Industries Inc	6,657	249

		789

Independent Power Producer (0.15%)
Ormat Technologies Inc	2,300	113

Instruments — Controls (0.70%)
Mettler Toledo International Inc (a)	5,600	531

Instruments — Scientific (0.49%)
Varian Inc (a)	7,268	371

Internet Application Software (0.80%)
eResearch Technology Inc (a)	8,170	142
S1 Corp (a)	34,890	264
Vocus Inc (a)(b)	6,360	205

		611

Internet Brokers (0.28%)
thinkorswim Group Inc (a)(b)	30,050	212

Intimate Apparel (0.68%)
Warnaco Group Inc/The (a)	11,791	520

Investment Companies (0.74%)
Ares Capital Corp	46,760	471
Hercules Technology Growth Capital Inc	10,410	93

		564

Investment Management & Advisory Services (0.10%)
Waddell & Reed Financial Inc	2,210	77

Lasers — Systems & Components (0.32%)
Excel Technology Inc (a)	5,500	123
Rofin-Sinar Technologies Inc (a)	3,970	120

		243

Leisure & Recreation Products (0.50%)
WMS Industries Inc (a)(b)	12,750	380

Life & Health Insurance (0.34%)
Delphi Financial Group Inc	11,360	263

Machinery — Construction & Mining (0.32%)
Astec Industries Inc (a)	7,689	247

Machinery — Farm (0.24%)
Lindsay Corp (b)	2,140	182

Machinery — General Industry (2.71%)
Altra Holdings Inc (a)	8,510	143
Chart Industries Inc (a)(b)	10,080	490
Middleby Corp (a)(b)	7,000	307
Robbins & Myers Inc	13,670	682
Wabtec Corp	9,247	450

		2,072

Machinery Tools & Related Products (0.69%)
Kennametal Inc	16,216	528

Medical — Biomedical/Gene (1.32%)
Alnylam Pharmaceuticals Inc (a)(b)	2,090	56
Applera Corp — Celera Group (a)(b)	29,970	340
Exelixis Inc (a)(b)	18,900	94
Incyte Corp (a)(b)	32,060	244
Integra LifeSciences Holdings Corp (a)(b)	3,860	172
Third Wave Technologies Inc (a)(b)	8,940	100

		1,006

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (2.10%)
Cubist Pharmaceuticals Inc (a)(b)	16,917	$302
Indevus Pharmaceuticals Inc (a)	42,280	66
PharMerica Corp (a)(b)	6,100	138
Progenics Pharmaceuticals Inc (a)(b)	11,600	184
Sciele Pharma Inc (a)(b)	16,700	323
Viropharma Inc (a)(b)	36,300	402
XenoPort Inc (a)(b)	4,900	191

		1,606

Medical — Generic Drugs (0.10%)
Perrigo Co	2,400	76

Medical — Nursing Homes (0.34%)
Ensign Group Inc/The	8,568	98
Skilled Healthcare Group Inc (a)	11,760	158

		256

Medical — Outpatient & Home Medical Care (1.11%)
Amedisys Inc (a)(b)	10,694	539
LHC Group Inc (a)(b)	5,110	119
Res-Care Inc (a)	10,630	189

		847

Medical Imaging Systems (0.34%)
IRIS International Inc (a)	16,570	259

Medical Instruments (0.75%)
Arthrocare Corp (a)(b)	4,190	171
Cepheid Inc (a)	9,240	260
Genomic Health Inc (a)(b)	7,320	140

		571

Medical Laboratory & Testing Service (0.75%)
Icon Plc ADR (a)	7,580	572

Medical Products (0.59%)
Zoll Medical Corp (a)	13,377	450

Metal — Aluminum (0.19%)
Kaiser Aluminum Corp	2,750	147

Metal Processors & Fabrication (0.30%)
Dynamic Materials Corp	3,568	117
Ladish Co Inc (a)(b)	5,240	108

		225

Miscellaneous Manufacturers (0.58%)
Aptargroup Inc	10,547	442

Networking Products (0.59%)
Anixter International Inc (a)(b)	7,589	452

Oil — Field Services (1.81%)
Global Industries Ltd (a)	5,000	90
Matrix Service Co (a)(b)	12,169	280
Oil States International Inc (a)(b)	5,260	334
Superior Energy Services Inc (a)	7,037	388
Willbros Group Inc (a)(b)	6,580	288

		1,380

Oil Company — Exploration & Production (5.27%)
Berry Petroleum Co	8,830	520
Mariner Energy Inc (a)(b)	13,730	508
Penn Virginia Corp (b)	8,650	652
Petroquest Energy Inc (a)(b)	20,948	563
Rosetta Resources Inc (a)	12,263	349
St Mary Land & Exploration Co (b)	9,500	614
Swift Energy Co (a)(b)	3,550	235
Whiting Petroleum Corp (a)	5,530	587

		4,028

Oil Field Machinery & Equipment (0.95%)
Complete Production Services Inc (a)	5,980	218
Dril-Quip Inc (a)(b)	3,653	230
Flotek Industries Inc (a)(b)	6,490	134
T-3 Energy Services Inc (a)	1,770	140

		722

Oil Refining & Marketing (0.40%)
Holly Corp	8,190	302

Paper & Related Products (1.05%)
Buckeye Technologies Inc (a)	33,500	283
Rock-Tenn Co	17,190	516

		799

Patient Monitoring Equipment (0.20%)
Masimo Corp (a)(b)	4,420	152

Pharmacy Services (0.47%)
HealthExtras Inc (a)(b)	11,920	359

Physician Practice Management (0.28%)
Pediatrix Medical Group Inc (a)(b)	4,406	217

Printing — Commercial (0.50%)
Consolidated Graphics Inc (a)	7,740	381

Private Corrections (0.56%)
Cornell Cos Inc (a)(b)	10,049	242
Geo Group Inc/The (a)(b)	8,202	185

		427

Property & Casualty Insurance (1.80%)
American Physicians Capital Inc	6,655	323
Amerisafe Inc (a)	6,500	104
Amtrust Financial Services Inc	12,792	161
CNA Surety Corp (a)(b)	6,730	85
See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (continued)
Darwin Professional Underwriters Inc (a)	1,083	$33
National Interstate Corp (b)	1,862	34
Navigators Group Inc (a)	4,960	268
Selective Insurance Group (b)	5,501	103
Tower Group Inc	12,300	261

		1,372

Recreational Centers (0.50%)
Life Time Fitness Inc (a)(b)	12,810	379

Reinsurance (1.87%)
Argo Group International Holdings Ltd (a)	3,220	108
Aspen Insurance Holdings Ltd	19,640	465
IPC Holdings Ltd	6,970	185
Max Capital Group Ltd	14,200	303
Platinum Underwriters Holdings Ltd	8,540	278
Validus Holdings Ltd (b)	4,030	86

		1,425

REITS — Diversified (1.29%)
Entertainment Properties Trust	12,794	633
Investors Real Estate Trust (b)	10,633	101
Washington Real Estate Investment Trust (b)	8,490	255

		989

REITS — Healthcare (0.70%)
Senior Housing Properties Trust	27,340	534

REITS — Hotels (0.85%)
Ashford Hospitality Trust Inc	28,000	129
DiamondRock Hospitality Co	29,020	316
FelCor Lodging Trust Inc	19,480	205

		650

REITS — Mortgage (1.00%)
Anthracite Capital Inc (b)	16,920	119
Arbor Realty Trust Inc (b)	7,080	63
Gramercy Capital Corp/New York	16,881	196
MFA Mortgage Investments Inc	59,630	389

		767

REITS — Office Property (0.91%)
BioMed Realty Trust Inc	22,342	548
Kilroy Realty Corp	3,110	146

		694

REITS — Shopping Centers (0.77%)
Inland Real Estate Corp	19,450	281
Kite Realty Group Trust	6,750	84
Saul Centers Inc	2,190	103
Urstadt Biddle Properties Inc	8,309	122

		590

Rental — Auto & Equipment (0.24%)
Rent-A-Center Inc/TX (a)	8,870	182

Research & Development (0.70%)
Parexel International Corp (a)	20,420	537

Retail — Apparel & Shoe (1.92%)
Aeropostale Inc (a)	15,200	476
Gymboree Corp (a)	7,070	283
Phillips-Van Heusen Corp	10,930	400
Wet Seal Inc/The (a)(b)	64,450	308

		1,467

Retail — Home Furnishings (0.10%)
Pier 1 Imports Inc (a)(b)	23,230	80

Retail — Perfume & Cosmetics (0.18%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	12,470	140

Retail — Restaurants (0.46%)
Einstein Noah Restaurant Group Inc (a)	6,490	72
Jack in the Box Inc (a)	12,350	277

		349

Retail — Sporting Goods (0.44%)
Hibbett Sports Inc (a)(b)	16,080	339

Savings & Loans — Thrifts (0.63%)
Dime Community Bancshares	6,670	110
Flushing Financial Corp	6,480	123
Washington Federal Inc	8,650	157
WSFS Financial Corp	2,090	93

		483

Schools (0.66%)
DeVry Inc	9,450	507

Seismic Data Collection (0.75%)
Dawson Geophysical Co (a)	5,512	328
ION Geophysical Corp (a)(b)	14,113	246

		574

Semiconductor Component — Integrated Circuits (1.90%)
Emulex Corp (a)	34,100	397
Integrated Device Technology Inc (a)	17,410	173
Pericom Semiconductor Corp (a)	11,880	176
Power Integrations Inc (a)(b)	12,837	406
Standard Microsystems Corp (a)	11,074	301

		1,453

Semiconductor Equipment (0.25%)
ATMI Inc(a)	6,920	193

Telecommunication Equipment (1.46%)
ADC Telecommunications Inc (a)	31,420	464
See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Equipment (continued)
Comtech Telecommunications Corp (a)	13,235	$649

		1,113

Telecommunication Equipment — Fiber Optics (0.21%)
Harmonic Inc (a)	16,730	159

Telecommunication Services (1.10%)
Consolidated Communications Holdings Inc	17,830	265
Premiere Global Services Inc (a)	39,620	578

		843

Telephone — Integrated (0.22%)
Alaska Communications Systems Group Inc (b)	14,390	172

Television (0.41%)
Belo Corp	17,420	127
LIN TV Corp (a)(b)	6,817	41
Sinclair Broadcast Group Inc	19,351	147

		315

Textile — Apparel (0.36%)
Perry Ellis International Inc (a)	13,120	278

Therapeutics (0.68%)
BioMarin Pharmaceutical Inc (a)(b)	10,280	298
Medarex Inc (a)(b)	33,420	221

		519

Tobacco (0.17%)
Alliance One International Inc (a)	25,070	128

Toys (0.55%)
Jakks Pacific Inc (a)	19,060	417

Transport — Marine (0.76%)
Eagle Bulk Shipping Inc (b)	6,600	195
TBS International Ltd (a)(b)	9,710	388

		583

Transport — Services (0.50%)
HUB Group Inc (a)	11,266	385

Wire & Cable Products (0.55%)
Belden Inc	12,330	418

Wireless Equipment (0.23%)
Viasat Inc (a)(b)	8,713	176

Wound, Burn & Skin Care (0.11%)
Obagi Medical Products Inc (a)	9,750	83

X-Ray Equipment (0.35%)
Hologic Inc (a)	12,250	267

TOTAL COMMON STOCKS		$75,087

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.53%)
Commercial Paper (1.53%)
Investment in Joint Trade Account; HSBC Funding 2.25%, 7/ 1/2008	$585	$585
Investment in Joint Trading Account; Prudential Funding 2.25%, 7/ 1/2008	586	586

		1,171

TOTAL SHORT TERM INVESTMENTS		$1,171

REPURCHASE AGREEMENTS (26.13%)
Money Center Banks (26.13%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $20,158,000; 0.00%-7.25%; dated 07/08/08-09/26/36) (f)	$19,959	$19,958

TOTAL REPURCHASE AGREEMENTS		$19,958

Total Investments		$96,216
Liabilities in Excess of Other Assets, Net — (25.95)%		(19,825)

TOTAL NET ASSETS — 100.00%		$76,391

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security is Illiquid

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$9,654
Unrealized Depreciation	(10,846)

Net Unrealized Appreciation (Depreciation)	(1,192)
Cost for federal income tax purposes	97,408
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	45.10%
Consumer, Non-cyclical	21.66%
Industrial	16.65%
Technology	11.62%
Consumer, Cyclical	9.18%
Energy	9.17%
Communications	6.48%
Utilities	3.10%
Basic Materials	2.86%
Diversified	0.13%
Liabilities in Excess of Other Assets, Net	(25.95%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.28%)
Aerospace & Defense Equipment (0.66%)
AAR Corp (a)(b)	21,065	$285
DRS Technologies Inc	3,983	314

		599

Alternative Waste Tech (0.92%)
Darling International Inc (b)	50,579	836

Apparel Manufacturers (0.21%)
True Religion Apparel Inc (b)	7,200	192

Applications Software (2.18%)
Callidus Software Inc (b)	15,022	75
EPIQ Systems Inc (b)	6,675	95
Nuance Communications Inc (a)(b)	69,242	1,085
Progress Software Corp (b)	16,659	426
Verint Systems Inc (b)	12,972	304

		1,985

Auto/Truck Parts & Equipment — Original (0.21%)
Amerigon Inc (a)(b)	14,350	102
Wonder Auto Technology Inc (b)	12,620	89

		191

Auto/Truck Parts & Equipment — Replacement (0.14%)
Exide Technologies (a)(b)	7,336	123

Batteries & Battery Systems (0.62%)
EnerSys (b)	16,500	565

Building & Construction — Miscellaneous (0.16%)
Layne Christensen Co (a)(b)	3,349	147

Cellular Telecommunications (0.12%)
Centennial Communications Corp (b)	15,321	107

Coal (0.43%)
Alpha Natural Resources Inc (a)(b)	3,713	387

Commercial Banks (1.74%)
PrivateBancorp Inc (a)	6,400	194
Prosperity Bancshares Inc	12,400	332
SVB Financial Group (a)(b)	13,140	632
Texas Capital Bancshares Inc (b)	21,750	348
Wilshire Bancorp Inc	9,000	77

		1,583

Commercial Services (1.16%)
Arbitron Inc (a)	4,300	204
Healthcare Services Group (a)	18,900	288
TeleTech Holdings Inc (a)(b)	28,500	569

		1,061

Computer Aided Design (0.99%)
Ansys Inc (b)	19,220	906

Computer Services (0.11%)
BluePhoenix Solutions Ltd (b)	759	3
iGate Corp (b)	11,649	95

		98

Computers — Integrated Systems (1.83%)
Brocade Communications Systems Inc (b)	57,460	474
Micros Systems Inc (b)	27,915	851
Stratasys Inc (a)(b)	18,700	345

		1,670

Computers — Memory Devices (0.18%)
Data Domain Inc (a)(b)	7,220	168

Computers — Peripheral Equipment (0.23%)
Compellent Technologies Inc (a)(b)	12,100	137
Icad Inc (b)	24,561	73

		210

Consulting Services (0.77%)
CRA International Inc (a)(b)	10,806	391
FTI Consulting Inc (b)	4,578	313

		704

Containers — Metal & Glass (0.34%)
Greif Inc	4,810	308

Cosmetics & Toiletries (1.01%)
Bare Escentuals Inc (a)(b)	18,615	349
Chattem Inc (a)(b)	8,800	572

		921

Data Processing & Management (0.46%)
FalconStor Software Inc (a)(b)	59,775	423

Decision Support Software (0.67%)
DemandTec Inc (a)(b)	6,811	51
Interactive Intelligence Inc (a)(b)	17,983	209
SPSS Inc (a)(b)	9,580	349

		609

Diagnostic Equipment (0.52%)
Gen-Probe Inc (b)	5,560	264
Hansen Medical Inc (a)(b)	12,600	211

		475

Diagnostic Kits (0.22%)
Medtox Scientific Inc (b)	4,455	62
Meridian Bioscience Inc (a)	4,982	134

		196

Disposable Medical Products (0.29%)
Volcano Corp (b)	21,994	268
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (0.82%)
Chindex International Inc (b)	4,947	$73
LKQ Corp (b)	37,162	671

		744

Diversified Manufacturing Operations (1.70%)
Actuant Corp	6,550	205
Ameron International Corp	1,190	143
Colfax Corp (b)	4,900	123
ESCO Technologies Inc (b)	13,538	635
Koppers Holdings Inc	8,410	352
Lydall Inc (b)	7,282	92

		1,550

E-Commerce — Products (0.10%)
1-800-FLOWERS.COM Inc (a)(b)	13,422	87

Educational Software (1.03%)
Blackboard Inc (a)(b)	20,215	773
SkillSoft PLC ADR (b)	18,704	169

		942

Electric Products — Miscellaneous (0.19%)
GrafTech International Ltd (b)	6,350	170

Electronic Components — Miscellaneous (0.41%)
Technitrol Inc	22,000	374

Electronic Components — Semiconductors (3.55%)
Actel Corp (b)	5,639	95
Advanced Analogic Technologies Inc (b)	60,115	248
AXT Inc (b)	20,788	87
Cavium Networks Inc (a)(b)	10,450	220
Diodes Inc (a)(b)	15,350	424
Emcore Corp (a)(b)	11,063	69
Microsemi Corp (a)(b)	62,563	1,576
Monolithic Power Systems Inc (a)(b)	13,103	283
Rubicon Technology Inc (b)	7,135	145
Skyworks Solutions Inc (a)(b)	8,680	86

		3,233

Electronic Design Automation (0.75%)
Ansoft Corp (b)	18,880	687

Electronic Measurement Instruments (1.49%)
Axsys Technologies Inc (b)	4,040	210
Flir Systems Inc (b)	16,893	685
Itron Inc (a)(b)	3,695	364
LeCroy Corp (b)	11,542	103

		1,362

Electronic Security Devices (0.18%)
Taser International Inc (a)(b)	32,700	163
Energy — Alternate Sources (0.84%)
Energy Conversion Devices Inc (a)(b)	7,031	518
Evergreen Solar Inc (a)(b)	7,354	71
FuelCell Energy Inc (a)(b)	14,264	101
Headwaters Inc (a)(b)	6,712	79

		769

Engineering — Research & Development Services (0.96%)
EMCOR Group Inc (b)	20,920	597
Stanley Inc (a)(b)	8,373	281

		878

Enterprise Software & Services (2.95%)
Advent Software Inc (a)(b)	8,464	306
Concur Technologies Inc (a)(b)	3,109	103
Lawson Software Inc (a)(b)	36,840	268
Omnicell Inc (a)(b)	44,672	589
Taleo Corp (a)(b)	4,757	93
Ultimate Software Group Inc (b)	37,300	1,329

		2,688

E-Services — Consulting (0.44%)
GSI Commerce Inc (a)(b)	29,491	402

Finance — Consumer Loans (0.11%)
Portfolio Recovery Associates Inc (a)(b)	2,556	96

Firearms & Ammunition (0.32%)
Smith & Wesson Holding Corp (a)(b)	55,130	287

Food — Miscellaneous/Diversified (0.84%)
Chiquita Brands International Inc (a)(b)	22,931	348
Diamond Foods Inc	14,420	332
Hain Celestial Group Inc (a)(b)	3,640	86

		766

Footwear & Related Apparel (0.49%)
Iconix Brand Group Inc (a)(b)	36,810	445

Hazardous Waste Disposal (0.18%)
American Ecology Corp	5,530	163

Health Care Cost Containment (0.08%)
Transcend Services Inc (b)	8,212	73

Housewares (0.04%)
Lifetime Brands Inc (a)	4,054	33

Human Resources (0.74%)
Emergency Medical Services Corp (a)(b)	5,450	123
Kenexa Corp (b)	4,241	80
SuccessFactors Inc (a)(b)	18,584	203
TrueBlue Inc (a)(b)	20,174	267

		673

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Identification Systems — Development (0.08%)
L-1 Identity Solutions Inc (a)(b)	5,621	$75

Independent Power Producer (0.10%)
Synthesis Energy Systems Inc (a)(b)	10,312	93

Industrial Automation & Robots (0.10%)
Cognex Corp	3,823	88

Industrial Gases (1.06%)
Airgas Inc	16,500	963

Instruments — Controls (0.17%)
Woodward Governor Co	4,350	155

Instruments — Scientific (0.12%)
FEI Co (a)(b)	4,940	113

Internet Application Software (0.12%)
Cybersource Corp (b)	6,778	113

Internet Content — Entertainment (0.11%)
Shanda Interactive Entertainment Ltd ADR (b)	3,626	98

Internet Content — Information & News (0.19%)
TheStreet.com Inc	26,082	170

Internet Incubators (0.27%)
Internet Capital Group Inc (b)	31,411	243

Internet Infrastructure Software (0.17%)
Asialnfo Holdings Inc (b)	12,746	151

Internet Security (0.26%)
Blue Coat Systems Inc (b)	16,700	236

Internet Telephony (0.18%)
j2 Global Communications Inc (b)	7,260	167

Lasers — Systems & Components (0.89%)
II-VI Inc (a)(b)	23,291	813

Machinery — Construction & Mining (0.48%)
Bucyrus International Inc	6,050	442

Machinery — Electrical (0.20%)
Baldor Electric Co (a)	5,300	185

Machinery — General Industry (2.36%)
Chart Industries Inc (b)	6,710	326
DXP Enterprises Inc (b)	2,819	118
Gardner Denver Inc (b)	6,500	369
Middleby Corp (a)(b)	10,234	449
Wabtec Corp	18,280	889

		2,151

Machinery — Print Trade (0.09%)
Presstek Inc (a)(b)	16,239	81

Machinery Tools & Related Products (0.53%)
Kennametal Inc	14,700	479

Medical — Biomedical/Gene (4.96%)
Alexion Pharmaceuticals Inc (b)	9,232	669
AMAG Pharmaceuticals Inc (a)(b)	5,500	188
Applera Corp — Celera Group (b)	15,363	174
BioMimetic Therapeutics Inc (a)(b)	6,700	80
Illumina Inc (b)	9,404	819
Integra LifeSciences Holdings Corp (a)(b)	12,200	543
Martek Biosciences Corp (a)(b)	10,970	370
Myriad Genetics Inc (a)(b)	4,393	200
Regeneron Pharmaceuticals Inc (b)	10,200	147
RTI Biologics Inc (a)(b)	16,672	146
Sangamo Biosciences Inc (a)(b)	42,397	422
Seattle Genetics Inc/WA (a)(b)	34,961	296
Sequenom Inc (a)(b)	18,870	301
Third Wave Technologies Inc (a)(b)	15,102	168

		4,523

Medical — Drugs (0.90%)
Array Biopharma Inc (a)(b)	21,700	102
Auxilium Pharmaceuticals Inc (a)(b)	14,650	493
Rigel Pharmaceuticals Inc (a)(b)	9,900	224

		819

Medical — Generic Drugs (0.61%)
Perrigo Co	17,570	558

Medical — Outpatient & Home Medical Care (0.26%)
Res-Care Inc (b)	13,400	238

Medical Information Systems (0.86%)
Phase Forward Inc (a)(b)	43,435	781

Medical Instruments (2.33%)
Abaxis Inc (b)	14,300	345
Arthrocare Corp (a)(b)	3,834	156
Bruker BioSciences Corp (b)	8,181	105
Cepheid lnc (b)	3,895	110
Conceptus Inc (a)(b)	11,350	210
Genomic Health Inc (a)(b)	10,100	193
Micrus Endovascular Corp (a)(b)	15,550	218
NuVasive Inc (a)(b)	2,567	115
Symmetry Medical Inc (b)	6,788	110
Thoratec Corp (a)(b)	26,587	462
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Instruments (continued)
Trans 1 Inc (b)	6,760	$102

		2,126

Medical Laboratory & Testing Service (1.08%)
Bio-Reference Labs Inc (a)(b)	16,343	365
Icon Plc ADR (b)	8,200	619

		984

Medical Laser Systems (0.09%)
Biolase Technology Inc (a)(b)	24,994	85

Medical Products (0.98%)
Cyberonics Inc (a)(b)	6,400	139
Haemonetics Corp (b)	4,790	266
Luminex Corp (a)(b)	15,161	312
Wright Medical Group Inc (b)	6,178	175

		892

Metal Processors & Fabrication (0.12%)
Kaydon Corp	2,194	113

Miscellaneous Manufacturers (0.05%)
American Railcar Industries Inc (a)	2,640	44

Multimedia (0.96%)
Factset Research Systems Inc	15,569	877

Networking Products (0.60%)
Atheros Communications Inc (b)	6,790	204
Ixia (b)	49,090	341

		545

Oil — Field Services (2.85%)
Cal Dive International Inc (a)(b)	19,840	284
Core Laboratories NV	4,818	686
Hornbeck Offshore Services Inc (a)(b)	9,893	559
Tetra Technologies Inc (b)	31,168	739
Willbros Group Inc (b)	7,604	333

		2,601

Oil Company — Exploration & Production (4.66%)
Arena Resources Inc (b)	10,500	555
Carrizo Oil & Gas Inc (a)(b)	2,892	197
Comstock Resources Inc (b)	3,150	266
GMX Resources Inc (a)(b)	2,456	182
Penn Virginia Corp (a)	9,173	692
PetroHawk Energy Corp (b)	34,332	1,590
Quicksilver Resources Inc (b)	4,470	173
Rex Energy Corp (b)	19,300	509
Whiting Petroleum Corp (b)	776	82

		4,246

Oil Field Machinery & Equipment (2.19%)
Complete Production Services Inc (b)	27,500	1,002
Mitcham Industries Inc (b)	7,602	130
T-3 Energy Services Inc (b)	10,900	866

		1,998

Patient Monitoring Equipment (0.48%)
Masimo Corp (b)	12,788	439

Pharmacy Services (0.05%)
BioScrip Inc (b)	18,010	47

Physical Therapy & Rehabilitation Centers (0.78%)
Psychiatric Solutions Inc (a)(b)	16,105	609
RehabCare Group Inc (b)	6,228	100

		709

Physician Practice Management (1.05%)
Pediatrix Medical Group Inc (b)	19,487	959

Power Converter & Supply Equipment (0.27%)
A-Power Energy Generation Systems Ltd (a)(b)	4,647	124
Powell Industries Inc (b)	2,382	120

		244

Printing — Commercial (0.14%)
VistaPrint Ltd (a)(b)	4,800	128

Private Corrections (0.13%)
Geo Group Inc/The (b)	5,310	119

Property & Casualty Insurance (0.11%)
PMA Capital Corp (b)	11,291	104

Publicly Traded Investment Fund (0.70%)
iShares Russell 2000 Growth Index Fund (a)	8,400	640

Reinsurance (0.09%)
Argo Group International Holdings Ltd (b)	2,396	80

REITS — Healthcare (0.68%)
Ventas Inc	14,449	615

REITS — Office Property (0.29%)
BioMed Realty Trust Inc	10,632	261

REITS — Single Tenant (0.33%)
National Retail Properties Inc	14,550	304

Research & Development (1.88%)
Kendle International Inc (a)(b)	26,971	980
Parexel International Corp (b)	27,814	732

		1,712

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Respiratory Products (0.26%)
Resmed Inc (b)	6,616	$236

Retail — Apparel & Shoe (3.77%)
Aeropostale Inc (b)	27,270	854
Charlotte Russe Holding Inc (b)	15,970	284
Childrens Place Retail Stores Inc/The (a)(b)	12,769	461
Gymboree Corp (b)	11,700	469
J Crew Group Inc (a)(b)	3,450	114
Phillips-Van Heusen Corp	18,928	693
Wet Seal Inc/The (b)	116,958	558

		3,433

Retail — Discount (0.13%)
99 Cents Only Stores (a)(b)	18,482	122

Retail — Home Furnishings (0.05%)
Pier 1 Imports Inc (a)(b)	12,537	43

Retail — Miscellaneous/Diversified (0.09%)
Titan Machinery Inc (a)(b)	2,526	79

Retail — Perfume & Cosmetics (0.19%)
Ulta Salon Cosmetics & Fragrance Inc (b)	15,692	176

Retail — Restaurants (2.15%)
California Pizza Kitchen Inc (a)(b)	18,945	212
CKE Restaurants Inc (a)	38,652	482
Panera Bread Co (a)(b)	11,600	536
Red Robin Gourmet Burgers Inc (a)(b)	13,800	383
Texas Roadhouse Inc (b)	38,900	349

		1,962

Schools (0.81%)
Capella Education Co (b)	8,589	512
Corinthian Colleges Inc (a)(b)	12,485	145
K12 Inc (a)(b)	3,900	84

		741

Seismic Data Collection (0.76%)
ION Geophysical Corp (a)(b)	39,500	689

Semiconductor Component — Integrated Circuits (1.41%)
Anadigics Inc (a)(b)	11,648	115
Hittite Microwave Corp (b)	10,500	374
Power Integrations Inc (b)	22,176	701
Standard Microsystems Corp (b)	3,460	94

		1,284

Semiconductor Equipment (0.76%)
Amtech Systems Inc (a)(b)	7,830	84
BTU International Inc (b)	6,204	74
Formfactor Inc (a)(b)	7,620	140
LTX Corp (b)	27,981	62
Varian Semiconductor Equipment Associates Inc (b)	6,955	242
Veeco Instruments Inc (a)(b)	5,352	86

		688

Software Tools (0.23%)
ArcSight Inc (b)	24,100	212

Steel — Producers (1.37%)
Steel Dynamics Inc	31,844	1,244

Superconductor Production & Systems (0.21%)
American Superconductor Corp (a)(b)	5,219	187

Taiwan, Province Of China (0.10%)
Himax Technologies Inc ADR	17,801	91

Telecommunication Equipment (1.36%)
Comtech Telecommunications Corp (b)	9,400	461
Nice Systems Ltd ADR (b)	26,281	777

		1,238

Telecommunication Equipment — Fiber Optics (0.61%)
Harmonic Inc (b)	58,735	559

Telecommunication Services (1.29%)
Cbeyond Inc (b)	16,500	264
Knology Inc (a)(b)	8,601	95
NeuStar Inc (a)(b)	8,918	192
Neutral Tandem Inc (b)	32,222	564
PAETEC Holding Corp (a)(b)	9,462	60

		1,175

Therapeutics (0.78%)
BioMarin Pharmaceutical Inc (a)(b)	10,070	292
Isis Pharmaceuticals Inc (a)(b)	15,067	205
United Therapeutics Corp (a)(b)	2,200	215

		712

Toys (0.81%)
Jakks Pacific Inc (b)	3,429	75
Marvel Entertainment Inc (a)(b)	20,700	665

		740

Transactional Software (0.45%)
Innerworkings Inc (a)(b)	34,500	413

Transport — Marine (0.49%)
Genco Shipping & Trading Ltd	6,800	443

Transport — Services (1.44%)
HUB Group Inc (b)	38,523	1,315

Transport — Truck (1.12%)
Landstar System Inc	13,036	720
See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Truck (continued)
Old Dominion Freight Line Inc (b)	9,980	$299

		1,019

Veterinary Diagnostics (0.57%)
Neogen Corp (b)	4,355	100
VCA Antech Inc (b)	15,032	417

		517

Web Hosting & Design (0.22%)
NaviSite Inc (b)	22,630	86
NIC Inc (a)	16,890	115

		201

Web Portals (0.25%)
United Online Inc (a)	22,350	224

Wire & Cable Products (0.13%)
Fushi Copperweld Inc (b)	5,010	119

Wireless Equipment (1.96%)
Ceragon Networks Ltd (a)(b)	25,800	200
Globecomm Systems Inc (b)	12,501	103
SBA Communications Corp (b)	32,060	1,154
Viasat Inc (b)	16,260	329

		1,786

X-Ray Equipment (0.17%)
Hologic Inc (a)(b)	7,240	158

TOTAL COMMON STOCKS		$87,730

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (24.85%)
Money Center Banks (24.85%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $22,874,000; 0.00% -7.25%; dated 07/08/08 - 09/26/36) (c)	$22,649	$22,647

TOTAL REPURCHASE AGREEMENTS		$22,647

Total Investments		$110,377
Liabilities in Excess of Other Assets, Net — (21.13)%		(19,256)

TOTAL NET ASSETS — 100.00%		$91,121

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$11,302
Unrealized Depreciation	(12,101)

Net Unrealized Appreciation (Depreciation)	(799)
Cost for federal income tax purposes	111,176
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	28.20%
Consumer, Non-cyclical	23.97%
Technology	18.75%
Industrial	16.97%
Energy	11.73%
Communications	9.20%
Consumer, Cyclical	9.09%
Basic Materials	2.42%
Funds	0.70%
Utilities	0.10%
Liabilities in Excess of Other Assets, Net	(21.13%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (92.61%)
Advanced Materials & Products (0.39%)
Ceradyne Inc (a)	17,300	$593

Aerospace & Defense (0.29%)
Esterline Technologies Corp (a)	8,800	433

Aerospace & Defense Equipment (0.58%)
Curtiss-Wright Corp	9,600	430
Ducommun Inc (a)	4,200	96
Moog Inc (a)	4,450	166
Triumph Group Inc	4,100	193

		885

Agricultural Operations (0.10%)
Andersons Inc/The	3,700	151

Airlines (0.42%)
Hawaiian Holdings Inc (a)(b)	3,200	22
Republic Airways Holdings Inc (a)	36,600	317
Skywest Inc	23,400	296

		635

Apparel Manufacturers (0.27%)
Maidenform Brands Inc (a)(b)	14,700	199
Oxford Industries Inc	900	17
Quiksilver Inc (a)	20,400	200

		416

Applications Software (0.26%)
American Reprographics Co (a)(b)	6,700	112
Progress Software Corp (a)	6,900	176
Quest Software Inc (a)	6,900	102

		390

Auction House & Art Dealer (0.12%)
Sotheby’s (b)	7,125	188

Auto/Truck Parts & Equipment — Original (0.57%)
American Axle & Manufacturing Holdings (b)	5,900	47
Lear Corp (a)(b)	43,075	611
Spartan Motors Inc (b)	12,200	91
Tenneco Inc (a)(b)	8,400	114

		863

Auto/Truck Parts & Equipment — Replacement (0.54%)
ATC Technology Corp (a)	33,400	778
Commercial Vehicle Group Inc (a)	4,300	40

		818

Batteries & Battery Systems (0.12%)
Greatbatch Inc (a)(b)	10,300	178

Broadcasting Services & Programming (0.27%)
DG FastChannel Inc (a)(b)	23,900	412

Building — Heavy Construction (0.17%)
Perini Corp (a)	7,925	262

Building — Maintenance & Service (0.07%)
ABM Industries Inc	4,925	110

Building & Construction — Miscellaneous (0.10%)
Layne Christensen Co (a)(b)	3,500	153

Building & Construction Products — Miscellaneous (0.62%)
Gibraltar Industries Inc	5,100	81
NCI Building Systems Inc (a)(b)	16,700	613
Quanex Building Products Corp (b)	16,050	239

		933

Building Products — Air & Heating (0.40%)
Comfort Systems USA Inc	45,689	614

Building Products — Doors & Windows (0.16%)
Apogee Enterprises Inc (b)	15,100	244

Building Products — Wood (0.12%)
Universal Forest Products Inc	6,200	186

Cellular Telecommunications (0.51%)
Centennial Communications Corp (a)	52,900	370
Syniverse Holdings Inc (a)	25,000	405

		775

Chemicals — Diversified (0.49%)
Innospec Inc (b)	8,900	168
Olin Corp	7,725	202
Rockwood Holdings Inc (a)	10,600	369

		739

Chemicals — Plastics (0.16%)
Schulman A Inc	5,675	131
Spartech Corp (b)	11,100	104

		235

Chemicals — Specialty (2.16%)
Arch Chemicals Inc	2,075	69
HB Fuller Co	36,025	808
Hercules Inc	32,500	550
Minerals Technologies Inc	3,400	216
NewMarket Corp	5,300	351
OM Group Inc (a)	10,775	353
Sensient Technologies Corp	19,600	552
WR Grace & Co (a)(b)	12,000	282
Zep Inc	6,300	94

		3,275

Circuit Boards (0.46%)
Park Electrochemical Corp	12,175	296
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Circuit Boards (continued)
TTM Technologies Inc (a)(b)	30,700	$406

		702

Collectibles (0.10%)
RC2 Corp (a)(b)	7,800	145

Commercial Banks (7.57%)
1st Source Corp	5,110	82
Amcore Financial Inc (b)	5,471	31
Ameris Bancorp	6,740	59
Bancfirst Corp	4,100	175
Banco Latinoamericano de Exportaciones (b)	7,200	117
Banner Corp	2,500	22
Cathay General Bancorp (b)	5,100	55
Central Pacific Financial Corp (b)	15,600	166
Chemical Financial Corp (b)	7,093	145
Citizens Republic Bancorp Inc (b)	7,355	21
City Bank/Lynnwood WA (b)	8,100	70
City Holding Co	14,000	571
Colonial BancGroup Inc/The (b)	17,800	79
Columbia Banking System Inc	5,857	113
Community Bank System Inc	16,000	330
Community Trust Bancorp Inc (b)	13,863	364
Cullen/Frost Bankers Inc	1,500	75
CVB Financial Corp	44,150	417
East West Bancorp Inc (b)	12,400	88
First Bancorp/Puerto Rico (b)	23,600	150
First Bancorp/Troy NC	3,200	40
First Commonwealth Financial Corp	13,650	127
First Community Bancshares Inc/VA (b)	4,800	135
First Merchants Corp	5,500	100
First State Bancorporation/NM (b)	4,650	26
FNB Corp/PA (b)	22,875	269
Frontier Financial Corp	4,200	36
Glacier Bancorp Inc (b)	5,300	85
Green Bankshares Inc (b)	9,400	132
Hancock Holding Co	2,600	102
Hanmi Financial Corp	50,800	265
Heartland Financial USA Inc (b)	2,800	51
Heritage Commerce Corp (b)	1,100	11
IBERIABANK Corp	12,700	565
Independent Bank Corp/Rockland MA	14,200	338
Integra Bank Corp	7,900	62
Lakeland Bancorp Inc	4,000	49
Lakeland Financial Corp	5,200	99
MainSource Financial Group Inc (b)	9,821	152
Nara Bancorp Inc	11,300	121
National Penn Bancshares Inc (b)	47,961	637
NBT Bancorp Inc	11,300	233
Old National Bancorp/IN (b)	14,800	211
Old Second Bancorp Inc	1,400	16
Oriental Financial Group Inc	19,800	282
Pacific Capital Bancorp NA (b)	24,500	338
PacWest Bancorp (b)	5,000	74
Peoples Bancorp Inc/OH	5,365	102
Prosperity Bancshares Inc	9,800	262
Provident Bankshares Corp (b)	15,300	98
Renasant Corp (b)	7,850	116
Republic Bancorp Inc/KY	4,335	107
S&T Bancorp Inc	6,100	177
SCBT Financial Corp	1,102	31
Sierra Bancorp (b)	1,300	21
Simmons First National Corp	4,000	112
Southside Bancshares Inc (b)	5,500	101
Southwest Bancorp Inc/Stillwater OK	15,200	175
StellarOne Corp	951	14
Sterling Bancorp/NY	7,200	86
Sterling Bancshares Inc/TX	62,775	571
Sterling Financial Corp/WA	32,120	133
Suffolk Bancorp (b)	2,500	73
Susquehanna Bancshares Inc (b)	13,400	183
SVB Financial Group (a)(b)	1,950	94
Taylor Capital Group Inc (b)	4,500	34
Trico Bancshares	5,400	59
UCBH Holdings Inc	23,300	52
UMB Financial Corp (b)	5,700	292
Umpqua Holdings Corp (b)	19,768	240
Union Bankshares Corp/VA (b)	3,150	47
United Bankshares Inc (b)	4,100	94
United Community Banks Inc/GA (b)	13,200	113
Washington Trust Bancorp Inc	5,400	106
West Coast Bancorp/OR	17,900	155
Westamerica Bancorporation (b)	3,000	158

		11,492

Commercial Services (0.09%)
First Advantage Corp (a)	4,225	67
Live Nation Inc (a)(b)	6,425	68

		135

Commercial Services — Finance (1.05%)
Advance America Cash Advance Centers Inc (b)	15,000	76
CBIZ Inc (a)	17,325	138
Deluxe Corp	54,725	975
Dollar Financial Corp (a)(b)	22,528	340
Global Cash Access Holdings Inc (a)(b)	9,700	67

		1,596

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Communications Software (0.04%)
Digi International Inc (a)(b)	8,400	$66

Computer Aided Design (0.41%)
Aspen Technology Inc (a)	33,900	451
Parametric Technology Corp (a)	10,580	176

		627

Computer Services (0.56%)
Ciber Inc (a)	19,000	118
COMSYS IT Partners Inc (a)(b)	6,500	59
Perot Systems Corp (a)	28,150	423
SI International Inc (a)	3,100	65
SYKES Enterprises Inc (a)	8,600	162
Virtusa Corp (a)(b)	2,600	26

		853

Computer Software (0.04%)
Avid Technology Inc (a)(b)	3,950	67

Computers (0.01%)
Palm Inc (b)	3,380	18

Computers — Integrated Systems (0.09%)
MTS Systems Corp	3,850	138

Computers — Memory Devices (0.31%)
Imation Corp	15,400	353
Quantum Corp (a)	70,400	95
Silicon Storage Technology Inc (a)	9,100	25

		473

Computers — Peripheral Equipment (0.16%)
Electronics for Imaging Inc (a)	16,100	235

Consulting Services (0.70%)
CRA International Inc (a)(b)	1,200	43
Forrester Research Inc (a)(b)	2,400	74
Gartner Inc (a)(b)	14,900	309
MAXIMUS Inc (b)	3,200	112
Watson Wyatt Worldwide Inc	9,875	522

		1,060

Consumer Products — Miscellaneous (1.01%)
American Greetings Corp	12,300	152
Helen of Troy Ltd (a)	9,200	148
Jarden Corp (a)(b)	2,365	43
Prestige Brands Holdings Inc (a)	2,100	22
Tupperware Brands Corp	34,100	1,167

		1,532

Containers — Metal & Glass (0.76%)
Greif Inc	7,250	464
Silgan Holdings Inc (b)	13,700	695

		1,159

Containers — Paper & Plastic (0.10%)
Pactiv Corp (a)	7,150	152

Cosmetics & Toiletries (0.10%)
Elizabeth Arden Inc (a)(b)	9,900	150

Data Processing & Management (0.08%)
CSG Systems International Inc (a)(b)	8,900	98
infoGROUP Inc	3,600	16

		114

Decision Support Software (0.03%)
SPSS Inc (a)(b)	1,200	44

Disposable Medical Products (0.09%)
ICU Medical Inc (a)(b)	6,175	141

Distribution & Wholesale (0.47%)
Core-Mark Holding Co Inc (a)(b)	8,100	212
United Stationers Inc (a)	9,400	347
Watsco Inc (b)	3,600	151

		710

Diversified Manufacturing Operations (2.43%)
Actuant Corp (b)	8,400	263
Acuity Brands Inc	16,000	769
Ameron International Corp	3,600	432
AO Smith Corp (b)	5,300	174
Barnes Group Inc	29,200	674
EnPro Industries Inc (a)(b)	30,100	1,124
Koppers Holdings Inc	6,175	259

		3,695

Diversified Operations (0.07%)
Compass Diversified Holdings	8,800	101

Diversified Operations & Commercial Services (0.24%)
Chemed Corp	3,600	132
Viad Corp	8,900	229

		361

E-Commerce — Products (0.43%)
FTD Group Inc (b)	48,600	648

Electric — Integrated (3.19%)
Avista Corp	5,900	127
Black Hills Corp (b)	2,600	83
Cleco Corp	22,050	514
El Paso Electric Co (a)	29,125	577
Great Plains Energy Inc (b)	6,725	170
Idacorp Inc (b)	2,925	84
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
Portland General Electric Co	56,800	$1,279
UIL Holdings Corp	6,900	203
Unisource Energy Corp (b)	28,400	881
Westar Energy Inc	42,800	921

		4,839

Electric Products — Miscellaneous (1.13%)
GrafTech International Ltd (a)	63,800	1,712

Electronic Components — Miscellaneous (0.69%)
Bel Fuse Inc	200	5
Benchmark Electronics Inc (a)(b)	15,200	248
CTS Corp	24,425	245
Methode Electronics Inc	10,000	105
OSI Systems Inc (a)(b)	5,875	126
Plexus Corp (a)	3,700	102
Technitrol Inc	12,875	219

		1,050

Electronic Components — Semiconductors (1.44%)
Actel Corp (a)	5,700	96
Amkor Technology Inc (a)	35,500	370
Applied Micro Circuits Corp (a)(b)	4,950	42
DSP Group Inc (a)(b)	14,800	104
Lattice Semiconductor Corp (a)	13,500	42
PMC - Sierra Inc (a)	33,500	256
QLogic Corp (a)(b)	9,850	144
Semtech Corp (a)(b)	5,500	77
Skyworks Solutions Inc (a)(b)	59,800	590
Zoran Corp (a)	39,800	466

		2,187

Electronic Design Automation (0.18%)
Mentor Graphics Corp (a)(b)	17,700	280

Electronic Measurement Instruments (0.09%)
Analogic Corp	1,500	94
Eagle Test Systems Inc (a)(b)	4,000	45

		139

Engineering — Research & Development Services (0.40%)
EMCOR Group Inc (a)	21,475	613

Engines — Internal Combustion (0.00%)

Enterprise Software & Services (1.29%)
JDA Software Group Inc (a)	6,800	123
Mantech International Corp (a)	6,650	320
MedAssets Inc (a)(b)	4,800	82
MicroStrategy Inc (a)	2,050	133
Sybase Inc (a)(b)	32,100	944
SYNNEX Corp (a)(b)	14,100	354

		1,956

E-Services — Consulting (0.07%)
Perficient Inc (a)(b)	11,700	113

Fiduciary Banks (0.18%)
Boston Private Financial Holdings Inc (b)	35,175	199
Wilmington Trust Corp (b)	2,525	67

		266

Finance — Consumer Loans (0.45%)
Encore Capital Group Inc (a)(b)	6,800	60
Ocwen Financial Corp (a)(b)	11,300	52
World Acceptance Corp (a)(b)	17,100	576

		688

Finance — Credit Card (0.11%)
Advanta Corp — Class B (b)	15,050	95
CompuCredit Corp (a)(b)	11,700	70

		165

Finance — Investment Banker & Broker (1.28%)
Greenhill & Co Inc (b)	2,050	110
Interactive Brokers Group Inc (a)	5,700	183
Knight Capital Group Inc (a)	50,925	916
LaBranche & Co Inc (a)	2,900	21
optionsXpress Holdings Inc	7,900	177
Penson Worldwide Inc (a)(b)	5,200	62
Piper Jaffray Cos (a)(b)	2,600	76
Stifel Financial Corp (a)	3,200	110
SWS Group Inc	17,700	294

		1,949

Finance — Leasing Company (0.12%)
Financial Federal Corp	8,550	188

Finance — Mortgage Loan/Banker (0.14%)
Federal Agricultural Mortgage Corp (b)	8,600	213

Finance — Other Services (0.07%)
BGC Partners Inc (a)(b)	2,500	19
FCStone Group Inc (a)(b)	3,200	89

		108

Financial Guarantee Insurance (0.31%)
Assured Guaranty Ltd (b)	26,100	470

Food — Baking (0.11%)
Flowers Foods Inc	5,775	164

Food — Miscellaneous/Diversified (0.27%)
Chiquita Brands International Inc (a)(b)	9,900	150
Corn Products International Inc	1,287	63
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (continued)
Ralcorp Holdings Inc (a)(b)	4,100	$203

		416

Food — Retail (0.07%)
Ruddick Corp (b)	3,100	106
Food — Wholesale & Distribution (1.22%)
Fresh Del Monte Produce Inc (a)	17,800	420
Nash Finch Co (b)	19,500	668
Spartan Stores Inc	33,300	766

		1,854

Footwear & Related Apparel (0.67%)
Deckers Outdoor Corp (a)	3,800	529
Skechers U.S.A. Inc (a)	10,625	210
Steven Madden Ltd (a)	7,200	132
Wolverine World Wide Inc	5,525	148

		1,019

Funeral Services & Related Items (0.21%)
Stewart Enterprises Inc	45,100	325

Gas — Distribution (2.65%)
Atmos Energy Corp	6,175	170
Laclede Group Inc/The	8,000	323
New Jersey Resources Corp	30,350	991
Nicor Inc	7,400	315
Northwest Natural Gas Co (b)	3,575	165
South Jersey Industries Inc	8,900	333
Southwest Gas Corp	32,200	957
WGL Holdings Inc	22,250	773

		4,027

Health Care Cost Containment (0.08%)
Healthspring Inc (a)	7,525	127

Home Furnishings (0.26%)
Ethan Allen Interiors Inc	8,900	219
Furniture Brands International Inc (b)	12,700	170

		389

Hotels & Motels (0.09%)
Choice Hotels International Inc	5,300	140

Human Resources (0.49%)
AMN Healthcare Services Inc (a)	7,500	127
Heidrick & Struggles International Inc (b)	4,225	117
Kforce Inc (a)	10,800	92
MPS Group Inc (a)(b)	20,300	216
Spherion Corp (a)	42,075	194

		746

Identification Systems — Development (0.20%)
Checkpoint Systems Inc (a)(b)	14,825	310

Internet Application Software (0.26%)
Interwoven Inc (a)	23,500	282
Vignette Corp (a)	8,925	107

		389

Internet Incubators (0.04%)
CMGI Inc (a)(b)	5,700	60

Internet Infrastructure Equipment (0.26%)
Avocent Corp (a)	20,900	389

Internet Infrastructure Software (0.22%)
TIBCO Software Inc (a)	43,700	334

Internet Security (0.13%)
SonicWALL Inc (a)(b)	30,850	199

Intimate Apparel (0.19%)
Warnaco Group Inc/The (a)	6,400	282

Investment Companies (0.18%)
MCG Capital Corp	19,001	76
Patriot Capital Funding Inc	26,636	166
TICC Capital Corp (b)	4,879	27

		269

Investment Management & Advisory Services (0.31%)
Calamos Asset Management Inc	3,583	61
Cohen & Steers Inc (b)	7,300	190
Waddell & Reed Financial Inc	6,175	216

		467

Lasers — Systems & Components (0.21%)
Cymer Inc (a)(b)	5,625	151
Electro Scientific Industries Inc (a)	1,300	19
Newport Corp (a)(b)	6,700	76
Rofin-Sinar Technologies Inc (a)	2,425	73

		319

Life & Health Insurance (0.55%)
American Equity Investment Life Holding (b)	12,500	102
Delphi Financial Group Inc	26,600	616
Phoenix Cos Inc/The (b)	16,075	122

		840

Machinery — Construction & Mining (0.07%)
Astec Industries Inc (a)(b)	3,100	100

Machinery — Electrical (0.48%)
Regal-Beloit Corp	17,275	730

Machinery — General Industry (1.75%)
Applied Industrial Technologies Inc	48,450	1,171
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (continued)
Intevac Inc (a)(b)	6,500	$73
Kadant Inc (a)	800	18
Robbins & Myers Inc	6,600	329
Tennant Co (b)	5,200	157
Wabtec Corp	18,700	909

		2,657

Machinery — Material Handling (0.34%)
Cascade Corp	4,700	199
Columbus McKinnon Corp/NY (a)	13,250	319

		518

Medical — Biomedical/Gene (0.45%)
Applera Corp — Celera Group (a)	4,800	54
Arena Pharmaceuticals Inc (a)(b)	2,400	12
Bio-Rad Laboratories Inc (a)	5,500	445
Exelixis Inc (a)(b)	8,700	43
Protalix BioTherapeutics Inc (a)(b)	9,800	27
Seattle Genetics Inc/WA (a)(b)	5,500	47
Third Wave Technologies Inc (a)(b)	4,900	55

		683

Medical — Drugs (0.59%)
Auxilium Pharmaceuticals Inc (a)(b)	3,100	104
Barrier Therapeutics Inc (a)	4,900	20
Bionovo Inc (a)(b)	15,900	19
Medivation Inc (a)(b)	2,000	24
Rigel Pharmaceuticals Inc (a)(b)	1,800	41
Sciele Pharma Inc (a)(b)	13,450	260
ULURU Inc (a)(b)	6,700	6
Valeant Pharmaceuticals International (a)	4,300	73
Viropharma Inc (a)(b)	31,025	343

		890

Medical — Generic Drugs (0.25%)
Alpharma Inc (a)(b)	4,100	93
Par Pharmaceutical Cos Inc (a)(b)	3,200	52
Perrigo Co (b)	7,500	238

		383

Medical — HMO (0.70%)
AMERIGROUP Corp (a)	28,800	599
Centene Corp (a)(b)	8,900	150
Magellan Health Services Inc (a)	6,300	233
Molina Healthcare Inc (a)(b)	3,000	73

		1,055

Medical — Hospitals (0.08%)
Medcath Corp (a)	7,000	126

Medical — Outpatient & Home Medical Care (0.79%)
Apria Healthcare Group Inc (a)	3,900	76
Gentiva Health Services Inc (a)	37,125	707
Lincare Holdings Inc (a)	6,300	179
Res-Care Inc (a)	13,100	233

		1,195

Medical Instruments (0.38%)
Conmed Corp (a)	21,200	563
SurModics Inc (a)(b)	400	18

		581

Medical Products (0.37%)
Invacare Corp	22,700	464
Power Medical Interventions Inc (a)(b)	2,600	15
PSS World Medical Inc (a)(b)	5,100	83

		562

Medical Sterilization Products (0.16%)
STERIS Corp	8,450	243

Metal Processors & Fabrication (0.69%)
CIRCOR International Inc	5,400	265
Mueller Industries Inc	13,025	419
Worthington Industries Inc (b)	17,800	365

		1,049

Motion Pictures & Services (0.03%)
Macrovision Solutions Corp (a)(b)	3,300	49

MRI — Medical Diagnostic Imaging (0.05%)
Alliance Imaging Inc (a)	8,400	73

Multilevel Direct Selling (0.12%)
Nu Skin Enterprises Inc	12,000	179

Multimedia (0.07%)
Martha Stewart Living Omnimedia (a)(b)	15,100	112

Music (0.10%)
Steinway Musical Instruments (a)(b)	5,500	145

Networking Products (0.70%)
3Com Corp (a)	34,400	73
Adaptec Inc (a)	11,500	37
Anixter International Inc (a)(b)	7,600	452
Black Box Corp	5,700	155
Foundry Networks Inc (a)(b)	9,600	113
Ixia (a)(b)	15,925	111
Polycom Inc (a)(b)	5,000	122

		1,063

Office Automation & Equipment (0.33%)
IKON Office Solutions Inc	44,800	505
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Office Supplies & Forms (0.11%)
Ennis Inc	10,325	$162

Oil — Field Services (0.73%)
Oil States International Inc (a)	2,675	170
RPC Inc (b)	7,362	123
Trico Marine Services Inc (a)(b)	16,500	601
Union Drilling Inc (a)	10,100	219

		1,113

Oil & Gas Drilling (0.32%)
Grey Wolf Inc (a)(b)	20,800	188
Parker Drilling Co (a)(b)	14,675	147
Pioneer Drilling Co (a)	8,400	158

		493

Oil Company — Exploration & Production (3.03%)
Bois d’Arc Energy Inc (a)(b)	7,000	170
Callon Petroleum Co (a)(b)	14,275	391
Comstock Resources Inc (a)	8,100	684
Energy Partners Ltd (a)	6,927	103
McMoRan Exploration Co (a)(b)	6,800	187
Rosetta Resources Inc (a)(b)	4,200	120
Stone Energy Corp (a)	24,000	1,582
Swift Energy Co (a)	18,650	1,232
Vaalco Energy Inc (a)(b)	14,700	124

		4,593

Oil Field Machinery & Equipment (0.13%)
Gulf Island Fabrication Inc (b)	4,000	196

Oil Refining & Marketing (0.23%)
Alon USA Energy Inc (b)	10,700	128
Holly Corp	6,175	228

		356

Paper & Related Products (0.81%)
Buckeye Technologies Inc (a)	51,800	438
Rock-Tenn Co	19,300	579
Schweitzer-Mauduit International Inc (b)	12,600	212

		1,229

Physical Therapy & Rehabilitation Centers (0.26%)
Psychiatric Solutions Inc (a)(b)	8,900	337
RehabCare Group Inc (a)	3,900	62

		399

Platinum (0.05%)
Stillwater Mining Co (a)(b)	5,800	69

Power Converter & Supply Equipment (0.18%)
Advanced Energy Industries Inc (a)	19,519	267

Printing — Commercial (0.30%)
Consolidated Graphics Inc (a)	8,200	404
Valassis Communications Inc (a)(b)	4,400	55

		459

Private Corrections (0.11%)
Geo Group Inc/The (a)(b)	7,700	173

Property & Casualty Insurance (3.80%)
American Physicians Capital Inc	7,000	339
Amerisafe Inc (a)	38,800	618
Amtrust Financial Services Inc	20,100	253
Castlepoint Holdings Ltd	3,600	33
Employers Holdings Inc	9,300	193
FPIC Insurance Group Inc (a)(b)	6,300	286
Hallmark Financial Services (a)(b)	2,800	27
Harleysville Group Inc	5,200	176
Infinity Property & Casualty Corp	2,400	100
Meadowbrook Insurance Group Inc	10,600	56
Navigators Group Inc (a)	11,550	624
Philadelphia Consolidated Holding Co (a)	4,900	166
PMA Capital Corp (a)	41,200	379
ProAssurance Corp (a)	7,725	372
RLI Corp	1,400	69
Safety Insurance Group Inc	18,925	675
SeaBright Insurance Holdings Inc (a)	15,050	218
Selective Insurance Group	27,425	514
Zenith National Insurance Corp	19,100	672

		5,770

Publicly Traded Investment Fund (0.00%)

Publishing — Books (0.27%)
Scholastic Corp	14,250	408

Publishing — Newspapers (0.07%)
Lee Enterprises Inc (b)	28,000	112

Quarrying (0.37%)
Compass Minerals International Inc	6,900	556

Racetracks (0.17%)
International Speedway Corp	4,926	192
Speedway Motorsports Inc	3,375	69

		261

Radio (0.35%)
Cox Radio Inc (a)(b)	33,775	398
Entercom Communications Corp (b)	14,500	102
Westwood One Inc (a)	19,300	24

		524

Real Estate Management & Services (0.03%)
HFF Inc (a)	6,900	39
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Reinsurance (1.93%)
Argo Group International Holdings Ltd (a)	12,472	$419
Aspen Insurance Holdings Ltd	44,550	1,054
Max Capital Group Ltd	23,200	495
Platinum Underwriters Holdings Ltd	29,600	965

		2,933

REITS — Apartments (0.11%)
Associated Estates Realty Corp	2,900	31
Home Properties Inc (b)	2,900	139

		170

REITS — Diversified (1.18%)
Entertainment Properties Trust	10,425	516
Lexington Realty Trust	89,900	1,225
Resource Capital Corp	6,400	46

		1,787

REITS — Healthcare (1.23%)
LTC Properties Inc	10,800	276
Medical Properties Trust Inc (b)	16,925	172
Nationwide Health Properties Inc	3,400	107
Omega Healthcare Investors Inc	17,000	283
Senior Housing Properties Trust	52,600	1,027

		1,865

REITS — Hotels (0.97%)
Ashford Hospitality Trust Inc	46,900	217
DiamondRock Hospitality Co	33,300	363
Hersha Hospitality Trust	10,100	76
Strategic Hotels & Resorts Inc	17,100	160
Sunstone Hotel Investors Inc	39,250	651

		1,467

REITS — Manufactured Homes (0.23%)
Equity Lifestyle Properties Inc	7,600	334
Sun Communities Inc (b)	800	15

		349

REITS — Mortgage (0.99%)
Anthracite Capital Inc (b)	49,200	346
Anworth Mortgage Asset Corp (b)	23,200	151
Arbor Realty Trust Inc (b)	11,300	101
Capital Trust Inc/NY	4,400	85
MFA Mortgage Investments Inc	75,237	491
NorthStar Realty Finance Corp (b)	40,400	336

		1,510

REITS — Office Property (0.94%)
BioMed Realty Trust Inc	30,950	759
Corporate Office Properties Trust	3,900	134
Maguire Properties Inc (b)	5,900	72
Parkway Properties Inc/Md (b)	13,800	465

		1,430

REITS — Regional Malls (0.63%)
Glimcher Realty Trust	5,500	61
Pennsylvania Real Estate Investment Trust	38,375	888

		949

REITS — Shopping Centers (0.56%)
Cedar Shopping Centers Inc (b)	15,925	187
Inland Real Estate Corp	17,500	252
Saul Centers Inc	8,800	413

		852

REITS — Single Tenant (0.80%)
National Retail Properties Inc (b)	50,125	1,048
Realty Income Corp	7,250	165

		1,213

REITS — Storage (0.04%)
Extra Space Storage Inc (b)	4,400	68

REITS — Warehouse & Industrial (0.54%)
DCT Industrial Trust Inc	52,000	431
First Industrial Realty Trust Inc	5,775	159
First Potomac Realty Trust	14,600	222

		812

Rental — Auto & Equipment (0.96%)
Aaron Rents Inc	12,425	277
Electro Rent Corp	2,600	33
Rent-A-Center Inc/TX (a)	55,625	1,144

		1,454

Retail — Apparel & Shoe (1.62%)
Aeropostale Inc (a)	4,600	144
AnnTaylor Stores Corp (a)	4,241	101
Brown Shoe Co Inc	23,450	318
Cato Corp/The	16,000	228
Charlotte Russe Holding Inc (a)	4,600	82
Collective Brands Inc (a)	14,600	170
Dress Barn Inc (a)(b)	6,400	85
Finish Line	14,800	129
Genesco Inc (a)	7,000	216
Gymboree Corp (a)	13,400	537
Phillips-Van Heusen Corp	4,000	146
Shoe Carnival Inc (a)(b)	3,200	38
Stage Stores Inc	20,375	238
Tween Brands Inc (a)(b)	1,200	20

		2,452

Retail — Appliances (0.03%)
Conn’s Inc (a)	2,800	45

Retail — Auto Parts (0.07%)
CSK Auto Corp (a)(b)	9,400	99
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Automobile (0.19%)
Asbury Automotive Group Inc	22,100	$284

Retail — Bookstore (0.03%)
Barnes & Noble Inc	2,100	52

Retail — Computer Equipment (0.24%)
Insight Enterprises Inc (a)	5,400	63
PC Connection Inc (a)(b)	8,100	76
PC Mall Inc (a)	3,700	50
Systemax Inc (b)	9,900	175

		364

Retail — Convenience Store (0.17%)
Casey’s General Stores Inc	1,300	30
Pantry Inc/The (a)	21,650	231

		261

Retail — Hair Salons (0.10%)
Regis Corp	5,900	155

Retail — Jewelry (0.14%)
Movado Group Inc	10,375	205

Retail — Office Supplies (0.01%)
School Specialty Inc (a)(b)	700	21

Retail — Pawn Shops (0.65%)
Cash America International Inc	28,000	868
Ezcorp Inc (a)	8,900	113

		981

Retail — Restaurants (0.75%)
Bob Evans Farms Inc	100	3
CEC Entertainment Inc (a)	3,500	98
Domino’s Pizza Inc (a)	13,200	152
Jack in the Box Inc (a)	30,000	672
Papa John’s International Inc (a)	7,850	209

		1,134

Rubber & Plastic Products (0.13%)
Myers Industries Inc	24,700	201

Savings & Loans — Thrifts (1.39%)
Berkshire Hills Bancorp Inc (b)	400	10
Brookline Bancorp Inc (b)	19,100	183
Dime Community Bancshares	22,025	364
Downey Financial Corp (b)	5,500	15
First Financial Holdings Inc	5,100	88
First Niagara Financial Group Inc	58,346	750
First Place Financial Corp/OH (b)	4,700	44
FirstFed Financial Corp (a)(b)	3,900	31
Flushing Financial Corp	2,500	47
MASSBANK Corp	300	12
Provident Financial Services Inc (b)	17,103	240
Provident New York Bancorp (b)	7,900	87
United Community Financial Corp/OH	13,800	52
WSFS Financial Corp	4,200	187

		2,110

Seismic Data Collection (0.09%)
Dawson Geophysical Co (a)	2,175	129

Semiconductor Component — Integrated Circuits (0.83%)
Cirrus Logic Inc (a)(b)	14,500	81
Emulex Corp (a)	51,000	594
Micrel Inc (b)	11,775	108
Pericom Semiconductor Corp (a)	3,600	53
Standard Microsystems Corp (a)	6,100	166
TriQuint Semiconductor Inc (a)	42,100	255

		1,257

Semiconductor Equipment (0.81%)
Asyst Technologies Inc (a)	3,900	14
Brooks Automation Inc (a)(b)	5,500	46
Cabot Microelectronics Corp (a)(b)	5,625	187
Cohu Inc	1,400	21
Entegris Inc (a)	47,239	309
Kulicke & Soffa Industries Inc (a)(b)	10,400	76
MKS Instruments Inc (a)	21,200	464
Photronics Inc (a)(b)	4,300	30
Rudolph Technologies Inc (a)(b)	10,575	81

		1,228

Steel — Producers (0.56%)
Carpenter Technology Corp	3,600	157
Olympic Steel Inc (b)	5,900	448
Schnitzer Steel Industries Inc	2,200	252

		857

Steel — Specialty (0.07%)
Sutor Technology Group Ltd (a)	1,100	8
Universal Stainless & Alloy (a)(b)	2,750	102

		110

Telecommunication Equipment (0.47%)
Arris Group Inc (a)	38,277	323
Plantronics Inc	15,400	344
Utstarcom Inc (a)(b)	9,500	52

		719

Telecommunication Equipment — Fiber Optics (0.15%)
Finisar Corp (a)(b)	14,200	17
Harmonic Inc (a)	12,500	119
MRV Communications Inc (a)	8,200	10
Oplink Communications Inc (a)(b)	8,375	80

		226

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Services (0.75%)
Consolidated Communications Holdings Inc	3,900	$58
Iowa Telecommunications Services Inc	10,800	190
MasTec Inc (a)(b)	12,400	132
Premiere Global Services Inc (a)	44,100	643
RCN Corp (a)	9,175	99
USA Mobility Inc (a)	2,700	21

		1,143

Telephone — Integrated (0.66%)
Atlantic Tele-Network Inc	3,000	83
Cincinnati Bell Inc (a)	230,025	915

		998

Television (0.25%)
LIN TV Corp (a)(b)	7,700	46
Sinclair Broadcast Group Inc	44,300	337

		383

Textile — Apparel (0.24%)
Perry Ellis International Inc (a)	17,450	370

Therapeutics (0.26%)
Cypress Bioscience Inc (a)(b)	3,800	27
Onyx Pharmaceuticals Inc (a)(b)	3,500	125
United Therapeutics Corp (a)(b)	2,500	244

		396

Tobacco (0.53%)
Alliance One International Inc (a)	91,700	469
Universal Corp/Richmond VA	7,500	339

		808

Toys (0.81%)
Jakks Pacific Inc (a)	43,500	950
Marvel Entertainment Inc (a)(b)	8,775	282

		1,232

Transport — Air Freight (0.28%)
Atlas Air Worldwide Holdings Inc (a)(b)	8,500	420

Transport — Marine (1.73%)
Eagle Bulk Shipping Inc (b)	9,600	284
Genco Shipping & Trading Ltd (b)	10,300	671
Gulfmark Offshore Inc (a)	18,900	1,100
Knightsbridge Tankers Ltd (b)	8,100	261
TBS International Ltd (a)(b)	7,600	304

		2,620

Transport — Services (0.36%)
Pacer International Inc	25,400	546

Transport — Truck (0.32%)
Arkansas Best Corp (b)	13,200	484

Water (0.08%)
American States Water Co (b)	3,600	126

Web Portals (0.31%)
Earthlink Inc (a)(b)	27,200	235
United Online Inc (b)	23,250	233

		468

Wire & Cable Products (0.35%)
Belden Inc	4,900	166
Encore Wire Corp	12,300	261
Insteel Industries Inc	5,956	109

		536

Wireless Equipment (0.15%)
EMS Technologies Inc (a)	5,875	128
Powerwave Technologies Inc (a)(b)	14,400	61
RF Micro Devices Inc (a)(b)	12,200	37

		226

TOTAL COMMON STOCKS		$140,591

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.37%)
U.S. Treasury (0.37%)
4.63%, 11/30/2008 (c)	$550	556

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$556

REPURCHASE AGREEMENTS (21.71%)
Money Center Banks (21.71%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $33,281,000; 0.00% -7.25%; dated 07/08/08 -09/26/36) (d)	$32,953	$32,951

TOTAL REPURCHASE AGREEMENTS		$32,951

Total Investments		$174,098
Liabilities in Excess of Other Assets, Net — (14.69)%		(22,297)

TOTAL NET ASSETS — 100.00%		$151,801

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $344 or 0.23% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$16,253
Unrealized Depreciation	(31,913)

Net Unrealized Appreciation (Depreciation)	(15,660)
Cost for federal income tax purposes	189,758
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
Russell 2000; September 2008	26	$9,217	$8,992	$(225)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	48.34%
Industrial	16.11%
Consumer, Non-cyclical	12.39%
Consumer, Cyclical	9.03%
Technology	6.88%
Communications	6.39%
Utilities	5.92%
Basic Materials	4.66%
Energy	4.53%
Government	0.37%
Diversified	0.07%
Exchange Traded Funds	0.00%
Liabilities in Excess of Other Assets, Net	(14.69%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	5.92%
See accompanying notes

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.57%)
Advanced Materials & Products (0.06%)
Ceradyne Inc (a)(b)	2,100	$72

Advertising Sales (0.01%)
Focus Media Holding Ltd ADR (a)(b)	600	17

Aerospace & Defense (2.64%)
Boeing Co	27,011	1,775
Northrop Grumman Corp	11,000	736
Teledyne Technologies Inc (b)	8,100	395

		2,906

Agricultural Chemicals (0.31%)
Potash Corp of Saskatchewan	1,500	343

Agricultural Operations (0.39%)
Archer-Daniels-Midland Co	12,700	429

Airlines (0.70%)
Alaska Air Group Inc (a)(b)	19,160	294
Cathay Pacific Airways Ltd ADR (b)	50,300	473

		767

Apparel Manufacturers (0.19%)
Columbia Sportswear Co (a)	5,824	214

Applications Software (3.82%)
Actuate Corp (b)	56,000	219
Microsoft Corp	130,430	3,588
Quest Software Inc (b)	27,300	404

		4,211

Athletic Footwear (1.40%)
Nike Inc	25,853	1,541

Auto — Car & Light Trucks (0.81%)
Toyota Motor Corp ADR (a)	9,500	893

Auto — Medium & Heavy Duty Trucks (1.36%)
Paccar Inc	35,800	1,498

Auto/Truck Parts & Equipment — Original (0.11%)
Johnson Controls Inc	4,100	118

Beverages — Non-Alcoholic (0.75%)
Hansen Natural Corp (a)(b)	1,000	29
PepsiCo Inc	12,600	801

		830

Building — Mobile Home & Manufactured Housing (0.16%)
Monaco Coach Corp	59,104	180

Building — Residential & Commercial (0.07%)
KB Home (a)	4,500	76

Building & Construction Products — Miscellaneous (0.55%)
Simpson Manufacturing Co Inc	25,600	608

Cellular Telecommunications (0.22%)
China Mobile Ltd ADR	800	53
NII Holdings Inc (b)	3,950	188

		241

Chemicals — Specialty (0.07%)
Symyx Technologies (a)(b)	10,500	73

Commercial Banks (1.41%)
Banner Corp	6,300	56
Cascade Bancorp (a)	2,600	20
City National Corp/CA	17,000	715
East West Bancorp Inc (a)	33,300	235
Pacific Capital Bancorp NA (a)	7,100	98
UCBH Holdings Inc	9,600	21
UnionBanCal Corp	9,700	392
Zions Bancorporation (a)	500	16

		1,553

Computers — Aided design (0.19%)
Autodesk Inc (b)	6,300	213

Computers (2.24%)
Apple Inc (b)	4,600	770
Hewlett-Packard Co	38,500	1,702

		2,472

Computers — Integrated Systems (0.13%)
Echelon Corp (a)(b)	12,854	140

Computers — Memory Devices (0.13%)
NetApp Inc (b)	6,700	145

Consumer Products — Miscellaneous (1.11%)
Central Garden and Pet Co — A Shares (b)	1,800	7
Central Garden and Pet Co (b)	6,100	28
Clorox Co	22,870	1,194

		1,229

Cosmetics & Toiletries (1.71%)
Bare Escentuals Inc (a)(b)	7,587	142
Colgate-Palmolive Co	4,608	318
Estee Lauder Cos Inc/The	7,000	325
Procter & Gamble Co	18,100	1,101

		1,886

Diagnostic kits (0.11%)
OraSure Technologies Inc (a)(b)	31,916	119
See accompanying notes

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Dialysis Centers (0.57%)
DaVita Inc(b)	11,800	$627

Disposable Medical Products (0.29%)
CR Bard lnc	3,600	317

Distribution & Wholesale (0.01%)
Building Materials Holding Corp (a)	7,770	14

Diversified Manufacturing Operations (0.61%)
General Electric Co	25,000	667

E-Commerce — Products (0.39%)
Amazon.com Inc (b)	3,100	227
Blue Nile Inc (a)(b)	4,697	200

		427

E-Commerce — Services (0.14%)
eBay Inc (b)	5,800	159

Electric — Integrated (0.91%)
Edison International	10,600	545
PG&E Corp	11,500	456

		1,001

Electronic Components — Semiconductors (1.88%)
Intel Corp	62,630	1,345
Lattice Semiconductor Corp (b)	1,000	3
LSI Corp (a)(b)	26,000	160
Nvidia Corp (b)	9,500	178
Pixelworks Inc (b)	16,166	28
QLogic Corp (a)(b)	21,200	309
Supertex Inc (a)(b)	2,174	51

		2,074

Electronic Forms (1.66%)
Adobe Systems Inc (b)	46,340	1,825

Electronic Measurement Instruments (1.17%)
Flir Systems Inc (a)(b)	3,500	142
Itron Inc (a)(b)	6,900	679
Trimble Navigation Ltd (b)	13,000	464

		1,285

Engineering — Research & Development Services (1.87%)
Jacobs Engineering Group Inc (b)	25,594	2,065

Enterprise Software & Services (1.36%)
Informatica Corp (b)	17,400	262
Omnicell Inc (b)	3,538	47
Oracle Corp (b)	41,500	871
Sybase Inc (b)	11,000	323

		1,503

Entertainment Software (0.43%)
Electronic Arts Inc (b)	10,700	475

Fiduciary Banks (0.90%)
Northern Trust Corp	14,500	994

Finance — Investment Banker & Broker (2.67%)
Charles Schwab Corp/The	111,900	2,299
Goldman Sachs Group Inc/The	3,700	647

		2,946

Finance — Mortgage Loan/Banker (0.01%)
Fannie Mae	800	16

Food — Miscellaneous/Diversified (0.08%)
Ralcorp Holdings Inc (a)(b)	1,800	89

Food — Retail (1.36%)
Dairy Farm International Holdings Ltd ADR	18,095	434
Kroger Co/The	17,590	508
Safeway Inc	19,500	557

		1,499

Forestry (1.79%)
Plum Creek Timber Co Inc (a)	14,100	602
Weyerhaeuser Co	26,735	1,367

		1,969

Gas — Distribution (1.10%)
Sempra Energy	21,500	1,214

Health Care Cost Containment (1.21%)
McKesson Corp	23,800	1,331

Hotels & Motels (0.55%)
Red Lion Hotels Corp (b)	75,960	605

Human Resources (0.78%)
AMN Healthcare Services Inc (a)(b)	18,284	309
Resources Connection Inc	14,112	287
Robert Half International Inc	11,200	269

		865

Industrial Automation & Robots (0.08%)
Intermec Inc (b)	4,300	91

Instruments — Scientific (2.06%)
Applera Corp — Applied Biosystems Group	14,700	492
Dionex Corp (b)	17,324	1,150
FBI Co (a)(b)	26,060	594
Waters Corp (b)	500	32

		2,268

Internet Application Software (0.26%)
Art Technology Group Inc (b)	90,103	288
See accompanying notes

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Internet Security (0.19%)
VeriSign Inc (a)(b)	5,500	$208

Investment Management & Advisory Services (1.79%)
Franklin Resources Inc	21,500	1,970

Lasers — Systems & Components (0.15%)
Electro Scientific Industries Inc (a)(b)	11,743	166

Life & Health Insurance (1.52%)
StanCorp Financial Group Inc	35,600	1,672

Machinery — Farm (0.05%)
Deere & Co	700	50

Machinery — Material Handling (0.24%)
Cascade Corp	6,300	267

Medical — Biomedical/Gene (2.87%)
Amgen Inc (b)	16,007	755
Dendreon Corp (a)(b)	16,700	74
Genentech Inc (b)	13,000	987
Gilead Sciences Inc (b)	18,199	964
Martek Biosciences Corp (a)(b)	11,526	388

		3,168

Medical — Drugs (2.57%)
Abbott Laboratories	15,500	821
Allergan Inc/United States	38,724	2,016

		2,837

Medical — Generic Drugs (0.35%)
Watson Pharmaceuticals Inc (b)	14,100	383

Medical — HMO (0.14%)
Health Net Inc (b)	6,480	156

Medical — Nursing Homes (0.10%)
Sun Healthcare Group Inc (b)	7,900	106

Medical Instruments (0.52%)
Beckman Coulter Inc	3,000	202
Techne Corp (b)	4,829	374

		576

Medical Products (1.80%)
Johnson & Johnson	2,600	167
Mentor Corp (a)	15,200	423
Stryker Corp	2,500	157
Varian Medical Systems Inc (b)	23,800	1,234

		1,981

Metal Processors & Fabrication (0.83%)
Precision Castparts Corp	9,550	920
Multimedia (1.34%)
Walt Disney Co/The	47,270	1,475

Networking Products (2.06%)
Cisco Systems Inc (b)	87,800	2,042
Polycom Inc (a)(b)	9,400	229

		2,271

Non-Hazardous Waste Disposal (0.50%)
Waste Connections Inc (b)	17,100	546

Office Supplies & Forms (0.04%)
Avery Dennison Corp	1,000	44

Oil — Field Services (0.67%)
Schlumberger Ltd	6,850	736

Oil & Gas Drilling (1.26%)
Nabors Industries Ltd (a)(b)	28,200	1,388

Oil Company — Exploration & Production (7.09%)
Apache Corp	11,400	1,585
Berry Petroleum Co	37,200	2,190
Occidental Petroleum Corp	45,000	4,044

		7,819

Oil Company — Integrated (3.62%)
Chevron Corp	35,588	3,528
Exxon Mobil Corp	5,300	467

		3,995

Property & Casualty Insurance (0.30%)
Mercury General Corp	7,200	336

Publicly Traded Investment Fund (0.16%)
iShares Russell 3000 Index Fund	2,300	172

Publishing — Newspapers (0.03%)
McClatchy Co (a)	5,618	38

Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (b)	2,000	38

Regional Banks (2.87%)
Bank of America Corp	3,700	88
US Bancorp	11,400	318
Wells Fargo & Co	116,146	2,759

		3,165

REITS — Apartments (0.32%)
Essex Property Trust Inc	3,300	351

REITS — Healthcare (1.02%)
HCP Inc	26,200	833
See accompanying notes

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (continued)
Nationwide Health Properties Inc (a)	9,259	$292

		1,125

REITS — Office Property (0.07%)
Alexandria Real Estate Equities Inc	800	78

REITS — Warehouse & Industrial (0.69%)
AMB Property Corp	15,004	756

Respiratory Products (0.33%)
Resmed Inc (b)	10,100	361

Retail — Apparel & Shoe (1.00%)
Nordstrom Inc	27,300	827
Ross Stores Inc	7,900	281

		1,108

Retail — Automobile (0.71%)
Copart Inc (b)	18,300	784

Retail — Discount (2.47%)
Costco Wholesale Corp	38,820	2,723

Retail — Drug Store (0.39%)
CVS/Caremark Corp	10,823	428

Retail — Restaurants (0.98%)
Jack in the Box Inc (b)	5,000	112
McCormick & Schmick’s Seafood Restaurant (a)(b)	3,238	31
Starbucks Corp (b)	59,240	933

		1,076

Savings & Loans — Thrifts (1.17%)
Washington Federal Inc	70,497	1,276
Washington Mutual Inc (a)	2,000	10

		1,286

Semiconductor Component — Integrated Circuits (0.68%)
Cypress Semiconductor Corp (b)	11,300	280
Exar Corp (a)(b)	5,600	42
Linear Technology Corp	13,000	423

		745

Semiconductor Equipment (0.71%)
Applied Materials Inc	17,325	331
Kla-Tencor Corp	7,800	318
Novellus Systems Inc (a)(b)	6,200	131

		780

Steel — Producers (2.81%)
Reliance Steel & Aluminum Co	7,200	555
Schnitzer Steel Industries Inc	22,223	2,547

		3,102

Steel Pipe & Tube (0.22%)
Northwest Pipe Co (a)(b)	4,260	238

Therapeutics (0.33%)
Amylin Pharmaceuticals Inc (a)(b)	7,400	188
CV Therapeutics Inc (a)(b)	21,000	173

		361

Toys (0.20%)
Mattel Inc	13,000	223

Transport — Equipment & Leasing (0.35%)
Greenbrier Cos Inc	19,000	386

Transport — Services (1.53%)
Expeditors International Washington Inc	39,300	1,690

Travel Services (0.23%)
Ambassadors Group Inc	16,988	253

Ultra Sound Imaging Systems (0.67%)
SonoSite Inc (a)(b)	26,493	742

Veterinary Diagnostics (0.59%)
VCAAntech Inc (b)	23,500	653

Water (0.26%)
California Water Service Group	8,600	282

Web Portals (1.63%)
Google Inc (b)	2,750	1,448
Yahoo! Inc (b)	16,700	345

		1,793

Wireless Equipment (0.28%)
Qualcomm Inc	6,900	306

Wound, Burn & Skin Care (0.05%)
Obagi Medical Products Inc (b)	5,994	51

TOTAL COMMON STOCKS		$107,552

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (10.16%)
Money Center Banks (10.16%)
Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/08 maturing 07/01/08 (collateralized by U.S. Government Agency Issues; $9,261,000; 0.00% - 7.25%; dated 07/08/08 - 09/26/36) (c)	$9,170	$9,169
See accompanying notes

Schedule of Investments
West Coast Equity Account
June 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 2.30% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,043,000; 2.19% - 7.125%; dated 01/21/09 - 01/15/30)	$1,013	$1,013
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 2.50% dated 06/30/2008 maturing 07/01/2008 (collateralized by Sovereign Agency Issues; $1,043,000; 3.75% -5.375%; dated 08/13/10 - 06/28/13)	1,013	1,013

		11,195

TOTAL REPURCHASE AGREEMENTS		$11,195

Total Investments		$118,747
Liabilities in Excess of Other Assets, Net — (7.73)%		(8,523)

TOTAL NET ASSETS — 100.00%		$110,224

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the account as of the period end were as follows:

Unrealized Appreciation	$37,601
Unrealized Depreciation	(6,338)

Net Unrealized Appreciation (Depreciation)	31,263
Cost for federal income tax purposes	87,484
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	24.93%
Consumer, Non-cyclical	18.72%
Technology	13.23%
Industrial	12.91%
Energy	12.64%
Consumer, Cyclical	11.34%
Communications	6.55%
Basic Materials	4.98%
Utilities	2.27%
Funds	0.16%
Liabilities in Excess of Other Assets, Net	(7.73%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
Asset Allocation Account
Class 1 shares
Net Asset Value, Beginning of Period	$14.87		$14.11	$12.78	$12.28	$11.70	$9.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13		0.28	0.25	0.19	0.14	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)		1.34	1.35	0.51	0.82	1.92

Total From Investment Operations	(0.98)		1.62	1.60	0.70	0.96	2.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.21)	(0.10)	(0.20)	(0.38)	(0.19)
Distributions from Realized Gains	(1.06)		(0.65)	(0.17)	—	—	—

Total Dividends and Distributions	(1.45)		(0.86)	(0.27)	(0.20)	(0.38)	(0.19)

Net Asset Value, End of Period	$12.44		$14.87	$14.11	$12.78	$12.28	$11.70

Total Return(c)	(6.97	)%(d)	11.78%	12.77%	5.79%	8.49%	21.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$90,721		$103,281	$102,381	$100,637	$103,131	$98,006
Ratio of Expenses to Average Net Assets	0.83	%(e)	0.82%	0.83%	0.86%	0.84%	0.85%
Ratio of Net Investment Income to Average Net Assets	1.83	%(e)	1.96%	1.93%	1.53%	1.19%	1.49%
Portfolio Turnover Rate	199.7	%(e)	125.3%	85.8%	83.5%	127.0%	186.0%

	2008(a)		2007	2006	2005	2004		2003
Balanced Account
Class 1 shares
Net Asset Value, Beginning of Period	$16.68		$16.24	$14.93	$14.34	$13.31		$11.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.43	0.37	0.31	0.31		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.55)		0.45	1.30	0.64	1.00		1.83

Total From Investment Operations	(1.33)		0.88	1.67	0.95	1.31		2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)		(0.44)	(0.36)	(0.36)	(0.28)		(0.35)
Distributions from Realized Gains	(0.61)		—	—	—	—		—

Total Dividends and Distributions	(1.13)		(0.44)	(0.36)	(0.36)	(0.28)		(0.35)

Net Asset Value, End of Period	$14.22		$16.68	$16.24	$14.93	$14.34		$13.31

Total Return(c)	(8.28	)%(d)	5.38%	11.44%	6.79%	10.05%		18.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$86,093		$105,283	$112,208	$116,927	$126,548		$124,735
Ratio of Expenses to Average Net Assets	0.64	%(e)	0.63%	0.63%	0.64%	0.63%		0.65%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.63	%(f)	0.65	%(f)
Ratio of Net Investment Income to Average Net Assets	2.87	%(e)	2.60%	2.44%	2.19%	2.32%		2.23%
Portfolio Turnover Rate	197.4	%(e)	160.7%	165.6%	115.3%	128.3%		114.3%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
Bond & Mortgage Securities Account(b)
Class 1 shares
Net Asset Value, Beginning of Period	$11.96		$12.09	$12.04	$12.31	$12.31	$12.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31		0.67	0.58	0.50	0.51	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)		(0.27)	(0.04)	(0.20)	0.08	0.02

Total From Investment Operations	(0.47)		0.40	0.54	0.30	0.59	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)		(0.53)	(0.49)	(0.57)	(0.59)	(0.55)

Total Dividends and Distributions	(0.67)		(0.53)	(0.49)	(0.57)	(0.59)	(0.55)

Net Asset Value, End of Period	$10.82		$11.96	$12.09	$12.04	$12.31	$12.31

Total Return(d)	(4.03	)%(e)	3.41%	4.65%	2.50%	4.98%	4.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$442,734		$473,797	$414,833	$338,044	$286,684	$263,435
Ratio of Expenses to Average Net Assets	0.41	%(f)	0.42%	0.52%	0.47%	0.47%	0.47%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)	N/A		N/A	0.44%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.43	%(f)	5.61%	4.97%	4.21%	4.23%	4.32%
Portfolio Turnover Rate	312.6	%(f)	256.8%	271.8%	176.2%	143.6%	82.1%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Bond Account changed its name to Bond & Mortgage Securities Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005		2004		2003
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period	$21.67		$20.64		$16.83	$13.75		$11.48		$8.78
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26		0.30		0.25	0.18		0.17		0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.98)		2.96		4.31	3.05		2.22		2.67

Total From Investment Operations	(1.72)		3.26		4.56	3.23		2.39		2.80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.21)		(0.23)	(0.15)		(0.12)		(0.10)
Distributions from Realized Gains	(3.99)		(2.02)		(0.52)	—		—		—

Total Dividends and Distributions	(4.29)		(2.23)		(0.75)	(0.15)		(0.12)		(0.10)

Net Asset Value, End of Period	$15.66		$21.67		$20.64	$16.83		$13.75		$11.48

Total Return(c)	(8.95	)%(d)	16.09%		27.96%	23.79%		21.03%		32.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$490,337		$576,345		$409,020	$293,647		$226,753		$167,726
Ratio of Expenses to Average Net Assets(e)	0.91	%(f)	0.90%		0.91%	0.97%		0.96%		0.92%
Ratio of Gross Expenses to Average Net Assets	—		—		—	0.97	%(g)	0.97	%(h)	0.93	%(h)
Ratio of Net Investment Income to Average Net Assets	2.68	%(f)	1.41%		1.34%	1.27%		1.39%		1.33%
Portfolio Turnover Rate	98.6	%(f)	113.8	%(i)	107.0%	121.2%		170.1%		111.5%

	2008(a)		2007(j)
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period	$21.71		$20.27
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		3.38

Total From Investment Operations	(1.76)		3.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.15)
Distributions from Realized Gains	(3.99)		(2.02)

Total Dividends and Distributions	(4.24)		(2.17)

Net Asset Value, End of Period	$15.71		$21.71

Total Return(c)	(9.11	)%(d)	18.09	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,690		$8,072
Ratio of Expenses to Average Net Assets(e)	1.16	%(f)	1.15	%(f)
Ratio of Net Investment Income to Average Net Assets	2.41	%(f)	1.09	%(f)
Portfolio Turnover Rate	98.6	%(f)	113.8	%(i)

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.

(h)	Expense ratio without commission rebates and custodian credits.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006		2005		2004		2003
Equity Income Account(b)
Class 1 shares
Net Asset Value, Beginning of Period	$19.32		$19.39		$17.64		$16.26		$13.90		$11.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.40		0.32		0.40		0.32		0.31
Net Realized and Unrealized Gain (Loss) on Investments	(2.84)		0.66		2.71		1.26		2.30		2.95

Total From Investment Operations	(2.64)		1.06		3.03		1.66		2.62		3.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)		(0.20)		(0.33)		(0.28)		(0.26)		(0.31)
Distributions from Realized Gains	(1.22)		(0.93)		(0.95)		—		—		(0.06)

Total Dividends and Distributions	(1.63)		(1.13)		(1.28)		(0.28)		(0.26)		(0.37)

Net Asset Value, End of Period	$15.05		$19.32		$19.39		$17.64		$16.26		$13.90

Total Return(d)	(14.29	)%(e)	5.24%		18.17%		10.27%		19.12%		30.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$413,083		$513,914		$296,113		$237,482		$189,517		$149,603
Ratio of Expenses to Average Net Assets(f)	0.50	%(g)	0.49%		0.66%		0.66%		0.67%		0.70%
Ratio of Gross Expenses to Average Net Assets	—		—		0.66	%(h)	0.66	%(h)	0.67	%(h)	0.70	%(h)
Ratio of Net Investment Income to Average Net Assets	2.30	%(g)	2.01%		1.74%		2.40%		2.15%		2.63%
Portfolio Turnover Rate	109.0	%(g)	84.0	%(i)	87.0%		46.0%		26.0%		23.0%

	2008(a)		2007		2006		2005		2004		2003
Equity Income Account(b)
Class 2 shares
Net Asset Value, Beginning of Period	$19.17		$19.24		$17.53		$16.18		$13.85		$10.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18		0.34		0.27		0.36		0.28		0.29
Net Realized and Unrealized Gain (Loss) on Investments	(2.83)		0.67		2.69		1.24		2.30		2.93

Total From Investment Operations	(2.65)		1.01		2.96		1.60		2.58		3.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.15)		(0.30)		(0.25)		(0.25)		(0.30)
Distributions from Realized Gains	(1.22)		(0.93)		(0.95)		—		—		(0.06)

Total Dividends and Distributions	(1.58)		(1.08)		(1.25)		(0.25)		(0.25)		(0.36)

Net Asset Value, End of Period	$14.94		$19.17		$19.24		$17.53		$16.18		$13.85

Total Return(d)	(14.41	)%(e)	5.00%		17.86%		9.97%		18.82%		29.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,780		$76,666		$70,163		$41,976		$24,094		$12,619
Ratio of Expenses to Average Net Assets(f)	0.75	%(g)	0.74%		0.91%		0.91%		0.92%		0.95%
Ratio of Gross Expenses to Average Net Assets	—		—		0.91	%(h)	0.91	%(h)	0.92	%(h)	0.95	%(h)
Ratio of Net Investment Income to Average Net Assets	2.05	%(g)	1.74%		1.49%		2.15%		1.90%		2.38%
Portfolio Turnover Rate	109.0	%(g)	84.0	%(i)	87.0%		46.0%		26.0%		23.0%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Equity Income Account I changed its name to Equity Income Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
Government & High Quality Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$11.36		$11.36	$11.36	$11.64	$11.77	$12.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.27		0.55	0.50	0.44	0.44	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		(0.02)	(0.04)	(0.21)	(0.04)	(0.24)

Total From Investment Operations	0.00		0.53	0.46	0.23	0.40	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.55)		(0.53)	(0.46)	(0.51)	(0.53)	(0.44)

Total Dividends and Distributions	(0.55)		(0.53)	(0.46)	(0.51)	(0.53)	(0.44)

Net Asset Value, End of Period	$10.81		$11.36	$11.36	$11.36	$11.64	$11.77

Total Return(c)	(0.06	)%(d)	4.90%	4.23%	2.01%	3.56%	1.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$309,695		$314,515	$305,203	$316,047	$334,034	$368,564
Ratio of Expenses to Average Net Assets	0.45	%(e)	0.45%	0.56%	0.46%	0.44%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)	N/A		N/A	0.46%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.71	%(e)	4.85%	4.54%	3.88%	3.82%	3.83%
Portfolio Turnover Rate	249.5	%(e)	243.8%	246.9%	262.1%	67.2%	110.4%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.46		$10.55	$10.69		$11.08		$11.18		$10.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.30		0.60	0.61		0.60		0.61		0.63
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		0.01	(0.13)		(0.34)		(0.03)		0.42

Total From Investment Operations	0.04		0.61	0.48		0.26		0.58		1.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.75)		(0.68)	(0.61)		(0.65)		(0.68)		(0.66)
Distributions from Realized Gains	(0.01)		(0.02)	(0.01)		—		—		—

Total Dividends and Distributions	(0.76)		(0.70)	(0.62)		(0.65)		(0.68)		(0.66)

Net Asset Value, End of Period	$9.74		$10.46	$10.55		$10.69		$11.08		$11.18

Total Return(c)	0.44	%(d)	5.90%	4.90%		2.40%		5.56%		9.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$148,191		$170,478	$182,728		$185,140		$185,570		$193,953
Ratio of Expenses to Average Net Assets(e)	0.50	%(f)	0.50%	0.54%		0.54%		0.55%		0.56%
Ratio of Gross Expenses to Average Net Assets	—		—	0.54	%(g)	0.54	%(g)	0.55	%(g)	0.56	%(g)
Ratio of Net Investment Income to Average Net Assets	5.78	%(f)	5.76%	5.79%		5.50%		5.53%		5.74%
Portfolio Turnover Rate	20.3	%(f)	9.1%	24.0%		13.0%		20.0%		24.0%

	2008(a)		2007	2006		2005		2004		2003
Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.40		$10.49	$10.62		$11.01		$11.12		$10.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.29		0.59	0.58		0.57		0.58		0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		(0.01)	(0.12)		(0.34)		(0.03)		0.41

Total From Investment Operations	0.03		0.58	0.46		0.23		0.55		1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.73)		(0.65)	(0.58)		(0.62)		(0.66)		(0.66)
Distributions from Realized Gains	(0.01)		(0.02)	(0.01)		—		—		—

Total Dividends and Distributions	(0.74)		(0.67)	(0.59)		(0.62)		(0.66)		(0.66)

Net Asset Value, End of Period	$9.69		$10.40	$10.49		$10.62		$11.01		$11.12

Total Return(c)	0.29	%(d)	5.77%	4.59%		2.06%		5.31%		9.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,409		$13,390	$16,474		$20,374		$23,358		$21,188
Ratio of Expenses to Average Net Assets(e)	0.75	%(f)	0.75%	0.79%		0.79%		0.80%		0.81%
Ratio of Gross Expenses to Average Net Assets	—		—	0.79	%(g)	0.79	%(g)	0.80	%(g)	0.81	%(g)
Ratio of Net Investment Income to Average Net Assets	5.52	%(f)	5.68%	5.54%		5.25%		5.28%		5.49%
Portfolio Turnover Rate	20.3	%(f)	9.1%	24.0%		13.0%		20.0%		24.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
International Emerging Markets Account
Class 1 shares
Net Asset Value, Beginning of Period	$27.61		$21.42	$16.02	$14.78		$12.86		$8.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14		0.25	0.19	0.22		0.12		0.11
Net Realized and Unrealized Gain (Loss) on Investments	(2.76)		8.26	5.80	4.46		3.04		4.60

Total From Investment Operations	(2.62)		8.51	5.99	4.68		3.16		4.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.24)	—	(0.17)		(0.10)		(0.08)
Distributions from Realized Gains	(7.14)		(2.08)	(0.59)	(3.27)		(1.14)		—
Tax Return of Capital Distributions(c)	—		—	—	—		—		(0.01)

Total Dividends and Distributions	(7.37)		(2.32)	(0.59)	(3.44)		(1.24)		(0.09)

Net Asset Value, End of Period	$17.62		$27.61	$21.42	$16.02		$14.78		$12.86

Total Return(d)	(11.13	)%(e)	42.11%	38.32%	34.29%		24.89%		57.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$191,949		$226,564	$121,211	$71,639		$43,502		$23,972
Ratio of Expenses to Average Net Assets	1.40	%(f)	1.41%	1.44%	1.60%		1.53%		1.71%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	—	1.60	%(h)	1.55	%(i)	1.84	%(i)
Ratio of Net Investment Income to Average Net Assets	1.15	%(f)	1.02%	1.04%	1.45%		0.87%		1.16%
Portfolio Turnover Rate	139.7	%(f)	137.7%	127.0%	169.6%		171.0%		112.4%

	2008(a)		2007	2006	2005		2004		2003
International SmallCap Account
Class 1 shares
Net Asset Value, Beginning of Period	$22.42		$24.75	$22.50	$17.72		$13.73		$9.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20		0.28	0.16	0.12		0.11		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(2.10)		2.34	5.88	4.96		4.00		4.72

Total From Investment Operations	(1.90)		2.62	6.04	5.08		4.11		4.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.40)	(0.13)	(0.11)		(0.12)		(0.15)
Distributions from Realized Gains	(3.53)		(4.55)	(3.66)	(0.19)		—		—

Total Dividends and Distributions	(3.89)		(4.95)	(3.79)	(0.30)		(0.12)		(0.15)

Net Asset Value, End of Period	$16.63		$22.42	$24.75	$22.50		$17.72		$13.73

Total Return(d)	(9.45	)%(e)	9.23%	30.38%	29.12%		30.20%		54.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$167,700		$198,887	$183,123	$143,454		$99,833		$66,242
Ratio of Expenses to Average Net Assets	1.28	%(f)	1.26%	1.27%	1.33%		1.30%		1.33%
Ratio of Gross Expenses to Average Net Assets	—		—	—	1.33	%(h)	1.31	%(i)	1.33	%(i)
Ratio of Net Investment Income to Average Net Assets	1.99	%(f)	1.14%	0.71%	0.63%		0.75%		1.00%
Portfolio Turnover Rate	99.8	%(f)	120.6%	143.3%	132.3%		140.6%		128.9%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	See “Dividends and Distributions to Shareholders” in Notes to Financial Statements.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager.

(h)	Expense ratio without custodian credits.

(i)	Expense ratio without commission rebates and custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
LargeCap Blend Account II(b)
Class 1 shares
Net Asset Value, Beginning of Period	$12.59		$12.46		$11.19	$10.73	$10.37		$8.43
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.12		0.13	0.10	0.13		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		0.55		1.56	0.40	0.92		1.90

Total From Investment Operations	(0.96)		0.67		1.69	0.50	1.05		2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.09)		(0.08)	—	(0.11)		(0.06)
Distributions from Realized Gains	(4.59)		(0.45)		(0.34)	(0.04)	(0.58)		—

Total Dividends and Distributions	(4.74)		(0.54)		(0.42)	(0.04)	(0.69)		(0.06)

Net Asset Value, End of Period	$6.89		$12.59		$12.46	$11.19	$10.73		$10.37

Total Return(d)	(10.21	)%(e)	5.21%		15.72%	4.74%	10.36%		23.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$236,978		$271,426		$202,369	$135,072	$90,751		$54,632
Ratio of Expenses to Average Net Assets	0.76	%(f)	0.74%		0.76%	0.78%	0.76%		0.80%
Ratio of Gross Expenses to Average Net Assets(g)	—		—		—	—	0.78	%(h)	0.83	%(h)
Ratio of Net Investment Income to Average Net Assets	1.10	%(f)	0.96%		1.09%	0.96%	1.23%		1.08%
Portfolio Turnover Rate	62.4	%(f)	80.0	%(i)	50.7%	44.1%	75.6%		56.2%

	2008(a)		2007(j)
LargeCap Blend Account II(b)
Class 2 shares
Net Asset Value, Beginning of Period	$12.59		$12.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		0.59

Total From Investment Operations	(0.98)		0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.06)
Distributions from Realized Gains	(4.59)		(0.45)

Total Dividends and Distributions	(4.71)		(0.51)

Net Asset Value, End of Period	$6.90		$12.59

Total Return(d)	(10.40	)%(e)	5.28	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,079		$2,727
Ratio of Expenses to Average Net Assets(k)	1.01	%(f)	1.00	%(f)
Ratio of Net Investment Income to Average Net Assets	0.85	%(f)	0.69	%(f)
Portfolio Turnover Rate	62.4	%(f)	80.0	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, LargeCap Blend Account changed its name to LargeCap Blend Account II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.

(k)	Reflects Manager’s contractual expense limit.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
LargeCap Growth Account(b)
Class 1 shares
Net Asset Value, Beginning of Period	$17.92		$14.57		$13.29	$11.94	$10.95		$8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.05		0.09	0.03	0.07		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.02)		3.33		1.23	1.40	0.95		2.26

Total From Investment Operations	(1.98)		3.38		1.32	1.43	1.02		2.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.03)		(0.04)	(0.08)	(0.03)		(0.02)

Total Dividends and Distributions	(0.07)		(0.03)		(0.04)	(0.08)	(0.03)		(0.02)

Net Asset Value, End of Period	$15.87		$17.92		$14.57	$13.29	$11.94		$10.95

Total Return(d)	(11.04	)%(e)	23.20%		9.92%	12.09%	9.38%		26.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$311,586		$395,726		$128,867	$124,254	$134,956		$141,107
Ratio of Expenses to Average Net Assets(f)	0.68	%(g)	0.68%		0.61%	0.62%	0.60%		0.61%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	0.60	%(h)	0.61	%(h)
Ratio of Net Investment Income to Average Net Assets	0.55	%(g)	0.34%		0.63%	0.26%	0.67%		0.35%
Portfolio Turnover Rate	88.6	%(g)	105.4	%(i)	99.3%	78.3%	122.4%		40.8%

	2008(a)		2007(j)
LargeCap Growth Account(b)
Class 2 shares
Net Asset Value, Beginning of Period	$17.90		$14.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.01)		3.26

Total From Investment Operations	(1.99)		3.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		—

Total Dividends and Distributions	(0.03)		—

Net Asset Value, End of Period	$15.88		$17.90

Total Return(d)	(11.11	)%(e)	22.35	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,138		$1,372
Ratio of Expenses to Average Net Assets(f)	0.93	%(g)	0.93	%(g)
Ratio of Net Investment Income to Average Net Assets	0.28	%(g)	0.09	%(g)
Portfolio Turnover Rate	88.6	%(g)	105.4	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Growth Account changed its name to LargeCap Growth Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
LargeCap Growth Account I(b)
Class 1 shares
Net Asset Value, Beginning of Period	$19.76		$18.30	$17.23	$16.02	$14.73		$11.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)		0.03	0.10	—	0.09		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.82)		1.53	0.97	1.21	1.28		2.99

Total From Investment Operations	(1.83)		1.56	1.07	1.21	1.37		3.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.10)	—	—	(0.08)		(0.06)

Total Dividends and Distributions	(0.03)		(0.10)	—	—	(0.08)		(0.06)

Net Asset Value, End of Period	$17.90		$19.76	$18.30	$17.23	$16.02		$14.73

Total Return(d)	(9.28	)%(e)	8.52%	6.21%	7.55%	9.33%		25.95%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$257,552		$301,223	$270,071	$274,192	$280,700		$272,831
Ratio of Expenses to Average Net Assets	0.76	%(f)	0.75%	0.76%	0.77%	0.72%		0.74%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.77	%(g)	0.77	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.12	)%(f)	0.14%	0.60%	0.00%	0.59%		0.47%
Portfolio Turnover Rate	61.6	%(f)	56.5%	52.1%	51.6%	147.7%		130.9%

	2008(a)		2007	2006	2005	2004	2003
LargeCap S&P 500 Index Account(h)
Class 1 shares
Net Asset Value, Beginning of Period	$10.83		$10.44	$9.16	$8.77	$8.06	$6.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09		0.19	0.16	0.13	0.14	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.35)		0.35	1.25	0.26	0.70	1.70

Total From Investment Operations	(1.26)		0.54	1.41	0.39	0.84	1.80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.15)	(0.13)	—	(0.13)	(0.09)
Distributions from Realized Gains	(0.22)		—	—	—	—	—

Total Dividends and Distributions	(0.44)		(0.15)	(0.13)	—	(0.13)	(0.09)

Net Asset Value, End of Period	$9.13		$10.83	$10.44	$9.16	$8.77	$8.06

Total Return(d)	(11.92	)%(e)	5.15%	15.57%	4.47%	10.39%	28.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$161,321		$195,489	$221,327	$179,143	$158,237	$118,638
Ratio of Expenses to Average Net Assets	0.26	%(f)	0.26%	0.26%	0.38%	0.37%	0.39%
Ratio of Gross Expenses to Average Net Assets(i)	—		—	—	0.38%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	1.83	%(f)	1.73%	1.68%	1.52%	1.64%	1.42%
Portfolio Turnover Rate	9.9	%(f)	12.7%	12.5%	13.1%	20.5%	15.7%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Equity Growth Account changed its name to LargeCap Growth Account I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.

(h)	Effective June 13, 2008, LargeCap Stock Index Account changed its name to LargeCap S&P 500 Index Account.

(i)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
LargeCap Value Account(b)
Class 1 shares
Net Asset Value, Beginning of Period	$34.70		$37.34	$34.59	$32.39	$29.23		$23.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31		0.63	0.59	0.54	0.44		0.38
Net Realized and Unrealized Gain (Loss) on Investments	(4.06)		(0.46)	5.74	1.66	3.17		5.63

Total From Investment Operations	(3.75)		0.17	6.33	2.20	3.61		6.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)		(0.61)	(0.57)	—	(0.45)		(0.38)
Distributions from Realized Gains	(4.00)		(2.20)	(3.01)	—	—		—

Total Dividends and Distributions	(4.68)		(2.81)	(3.58)	—	(0.45)		(0.38)

Net Asset Value, End of Period	$26.27		$34.70	$37.34	$34.59	$32.39		$29.23

Total Return(d)	(11.70	)%(e)	(0.10)%	19.95%	6.80%	12.36%		25.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$220,354		$270,351	$292,503	$258,490	$265,580		$248,253
Ratio of Expenses to Average Net Assets	0.61	%(f)	0.60%	0.60%	0.61%	0.60%		0.61%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.60	%(g)	0.61	%(g)
Ratio of Net Investment Income to Average Net Assets	1.97	%(f)	1.70%	1.73%	1.62%	1.47%		1.47%
Portfolio Turnover Rate	133.7	%(f)	107.5%	85.9%	120.9%	183.3%		125.7%

	2008(a)		2007	2006	2005	2004(h)
LargeCap Value Account II(i)
Class 1 shares
Net Asset Value, Beginning of Period	$11.33		$12.89	$11.05	$11.07	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10		0.22	0.19	0.15	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)		(0.39)	1.97	0.26	1.08

Total From Investment Operations	(1.64)		(0.17)	2.16	0.41	1.14
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.26)	(0.16)	(0.11)	(0.06)
Distributions from Realized Gains	(0.46)		(1.13)	(0.16)	(0.32)	(0.01)

Total Dividends and Distributions	(0.46)		(1.39)	(0.32)	(0.43)	(0.07)

Net Asset Value, End of Period	$9.23		$11.33	$12.89	$11.05	$11.07

Total Return(d)	(14.77	)%(e)	(1.32)%	19.56%	3.78%	11.40	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,265		$5,525	$6,506	$3,722	$2,213
Ratio of Expenses to Average Net Assets	0.92	%(f)	0.90%	1.01%	1.10%	1.10	%(f)
Ratio of Gross Expenses to Average Net Assets(j)	—		—	1.08%	1.14%	1.30	%(f)
Ratio of Net Investment Income to Average Net Assets	1.92	%(f)	1.67%	1.57%	1.36%	1.72	%(f)
Portfolio Turnover Rate	22.6	%(f)	36.2%	11.0%	26.7%	25.4	%(f)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, Capital Value Account changed its name to LargeCap Value Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.

(h)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(i)	Effective June 13, 2008, Equity Value Account changed its name to LargeCap Value Account II.

(j)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
LargeCap Value Account III(b)
Class 1 shares
Net Asset Value, Beginning of Period	$13.47		$14.65	$12.45	$11.88	$10.80		$8.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13		0.28	0.23	0.18	0.19		0.16
Net Realized and Unrealized Gain (Loss) on Investments	(2.46)		(0.75)	2.38	0.46	1.22		2.23

Total From Investment Operations	(2.33)		(0.47)	2.61	0.64	1.41		2.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.19)	(0.15)	—	(0.16)		(0.11)
Distributions from Realized Gains	(0.49)		(0.52)	(0.26)	(0.07)	(0.17)		—

Total Dividends and Distributions	(0.74)		(0.71)	(0.41)	(0.07)	(0.33)		(0.11)

Net Asset Value, End of Period	$10.40		$13.47	$14.65	$12.45	$11.88		$10.80

Total Return(d)	(17.77	)%(e)	(3.71)%	21.55%	5.44%	13.09%		28.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$185,702		$221,684	$200,745	$122,221	$80,721		$47,221
Ratio of Expenses to Average Net Assets	0.75	%(f)	0.75%	0.76%	0.77%	0.75%		0.74%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	—	—	0.76	%(h)	0.79	%(h)
Ratio of Net Investment Income to Average Net Assets	2.18	%(f)	1.94%	1.77%	1.52%	1.65%		1.77%
Portfolio Turnover Rate	31.8	%(f)	21.0%	21.5%	19.7%	23.2%		17.1%

	2008(a)		2007	2006	2005	2004		2003
MidCap Blend Account(i)
Class 1 shares
Net Asset Value, Beginning of Period	$42.05		$42.26	$42.54	$39.63	$37.56		$28.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09		0.21	0.27	0.45	0.39		0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.42)		3.96	5.11	3.12	6.05		9.01

Total From Investment Operations	(0.33)		4.17	5.38	3.57	6.44		9.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.28)	(0.46)	—	(0.39)		(0.34)
Distributions from Realized Gains	(4.25)		(4.10)	(5.20)	(0.66)	(3.98)		—

Total Dividends and Distributions	(4.48)		(4.38)	(5.66)	(0.66)	(4.37)		(0.34)

Net Asset Value, End of Period	$37.24		$42.05	$42.26	$42.54	$39.63		$37.56

Total Return(d)	(1.30	)%(e)	9.45%	14.23%	9.21%	17.76%		32.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$431,142		$472,587	$457,649	$420,812	$395,304		$334,204
Ratio of Expenses to Average Net Assets	0.57	%(f)	0.56%	0.57%	0.58%	0.59%		0.61%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.59	%(h)	0.61	%(h)
Ratio of Net Investment Income to Average Net Assets	0.43	%(f)	0.49%	0.68%	1.13%	1.02%		1.09%
Portfolio Turnover Rate	18.0	%(f)	28.0%	40.8%	49.9%	38.9%		44.9%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, LargeCap Value Account changed its name to LargeCap Value Account III.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager.

(h)	Expense ratio without commission rebates.

(i)	Effective June 13, 2008, MidCap Account changed its name to MidCap Blend Account.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
MidCap Growth Account I(b)
Class 1 shares
Net Asset Value, Beginning of Period	$11.61		$11.95	$11.19	$9.84	$8.80		$6.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)		0.01	0.01	(0.02)	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		1.33	1.06	1.37	1.07		2.57

Total From Investment Operations	(0.60)		1.34	1.07	1.35	1.04		2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.01)	—	—	—		—
Distributions from Realized Gains	(1.39)		(1.67)	(0.31)	—	—		—

Total Dividends and Distributions	(1.40)		(1.68)	(0.31)	—	—		—

Net Asset Value, End of Period	$9.61		$11.61	$11.95	$11.19	$9.84		$8.80

Total Return(d)	(5.88	)%(e)	10.78%	9.65%	13.72%	11.82%		40.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,181		$79,882	$74,846	$68,471	$59,674		$54,288
Ratio of Expenses to Average Net Assets	0.91	%(f)	0.91%	0.92%	0.92%	0.86%		0.91%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.92	%(g)	0.94	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.10	)%(f)	0.09%	0.12%	(0.15)%	(0.30)%		(0.39)%
Portfolio Turnover Rate	119.7	%(f)	108.1%	136.2%	97.0%	47.7%		67.5%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, MidCap Growth Account changed its name to MidCap Growth Account I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
MidCap Stock Account
Class 1 shares
Net Asset Value, Beginning of Period	$15.22		$17.73	$17.34		$16.44		$14.63		$11.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.19	0.14		0.27		0.08		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)		(1.33)	2.49		1.84		2.03		3.12

Total From Investment Operations	(0.87)		(1.14)	2.63		2.11		2.11		3.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.17)	(0.32)		(0.08)		(0.05)		(0.04)
Distributions from Realized Gains	(3.54)		(1.20)	(1.92)		(1.13)		(0.25)		—

Total Dividends and Distributions	(3.77)		(1.37)	(2.24)		(1.21)		(0.30)		(0.04)

Net Asset Value, End of Period	$10.58		$15.22	$17.73		$17.34		$16.44		$14.63

Total Return(c)	(7.78	)%(d)	(7.86)%	16.88%		13.39%		14.59%		27.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,193		$67,168	$103,824		$103,543		$108,347		$84,408
Ratio of Expenses to Average Net Assets(e)	0.76	%(f)	0.75%	0.80%		0.81%		0.81%		0.83%
Ratio of Gross Expenses to Average Net Assets	—		—	0.80	%(g)	0.81	%(g)	0.81	%(g)	0.83	%(g)
Ratio of Net Investment Income to Average Net Assets	0.99	%(f)	1.10%	0.80%		1.62%		0.54%		0.47%
Portfolio Turnover Rate	39.6	%(f)	26.9%	14.0%		27.0%		32.0%		37.0%

	2008(a)		2007	2006		2005		2004		2003
MidCap Stock Account
Class 2 shares
Net Asset Value, Beginning of Period	$15.10		$17.60	$17.24		$16.36		$14.58		$11.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.16	0.09		0.22		0.04		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		(1.34)	2.47		1.84		2.02		3.11

Total From Investment Operations	(0.88)		(1.18)	2.56		2.06		2.06		3.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.12)	(0.28)		(0.05)		(0.03)		(0.02)
Distributions from Realized Gains	(3.54)		(1.20)	(1.92)		(1.13)		(0.25)		—

Total Dividends and Distributions	(3.73)		(1.32)	(2.20)		(1.18)		(0.28)		(0.02)

Net Asset Value, End of Period	$10.49		$15.10	$17.60		$17.24		$16.36		$14.58

Total Return(c)	(7.86	)%(d)	(8.10)%	16.56%		13.12%		14.28%		27.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,351		$12,426	$11,788		$7,692		$6,080		$3,725
Ratio of Expenses to Average Net Assets(e)	1.01	%(f)	1.00%	1.05%		1.06%		1.06%		1.08%
Ratio of Gross Expenses to Average Net Assets	—		—	1.05	%(g)	1.06	%(g)	1.06	%(g)	1.08	%(g)
Ratio of Net Investment Income to Average Net Assets	0.70	%(f)	0.90%	0.55%		1.37%		0.29%		0.22%
Portfolio Turnover Rate	39.6	%(f)	26.9%	14.0%		27.0%		32.0%		37.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
MidCap Value Account II(b)
Class 1 shares
Net Asset Value, Beginning of Period	$15.23		$16.77	$16.57	$15.38	$14.13		$10.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.12	0.12	0.05	0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.17)		(0.10)	1.91	1.53	3.10		3.81

Total From Investment Operations	(1.11)		0.02	2.03	1.58	3.12		3.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.11)	(0.04)	—	(0.01)		(0.01)
Distributions from Realized Gains	(1.06)		(1.45)	(1.79)	(0.39)	(1.86)		(0.16)

Total Dividends and Distributions	(1.17)		(1.56)	(1.83)	(0.39)	(1.87)		(0.17)

Net Asset Value, End of Period	$12.95		$15.23	$16.77	$16.57	$15.38		$14.13

Total Return(d)	(7.84	)%(e)	(1.04)%	13.27%	10.55%	22.67%		36.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$131,822		$150,918	$142,116	$112,437	$78,166		$52,054
Ratio of Expenses to Average Net Assets	1.06	%(f)	1.06%	1.06%	1.07%	1.05%		1.05%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.08	%(g)	1.08	%(g)
Ratio of Net Investment Income to Average Net Assets	0.81	%(f)	0.73%	0.78%	0.32%	0.11%		0.11%
Portfolio Turnover Rate	138.4	%(f)	146.7%	150.6%	90.6%	59.2%		55.5%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, MidCap Value Account changed its name to MidCap Value Account II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
Money Market Account
Class 1 shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.05	0.05	0.03	0.01	0.01

Total From Investment Operations	0.01		0.05	0.05	0.03	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Total Dividends and Distributions	(0.01)		(0.05)	(0.05)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	1.49	%(d)	4.94%	4.67%	2.69%	0.92%	0.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$310,009		$272,347	$180,210	$150,653	$140,553	$151,545
Ratio of Expenses to Average Net Assets(e)	0.45	%(f)	0.47%	0.49%	0.61%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	2.95	%(f)	4.81%	4.59%	2.66%	0.91%	0.74%

	2008(a)		2007(g)
Money Market Account
Class 2 shares
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.04

Total From Investment Operations	0.01		0.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)

Total Dividends and Distributions	(0.01)		(0.04)

Net Asset Value, End of Period	$1.00		$1.00

Total Return(c)	1.37	%(d)	4.59	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,700		$4,646
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.72	%(f)
Ratio of Net Investment Income to Average Net Assets	2.58	%(f)	4.55	%(f)

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Period from January 8, 2007, date operations commenced, through December 31, 2007.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.49		$10.41	$10.47		$10.71		$10.75		$11.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24		0.49	0.47		0.46		0.45		0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.16	(0.03)		(0.22)		(0.06)		(0.23)

Total From Investment Operations	0.15		0.65	0.44		0.24		0.39		0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.68)		(0.57)	(0.50)		(0.48)		(0.43)		(0.53)

Total Dividends and Distributions	(0.68)		(0.57)	(0.50)		(0.48)		(0.43)		(0.53)

Net Asset Value, End of Period	$9.96		$10.49	$10.41		$10.47		$10.71		$10.75

Total Return(c)	1.42	%(d)	6.58%	4.45%		2.27%		3.78%		2.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$192,403		$226,615	$259,054		$266,902		$263,816		$204,193
Ratio of Expenses to Average Net Assets(e)	0.50	%(f)	0.50%	0.53%		0.54%		0.54%		0.56%
Ratio of Gross Expenses to Average Net Assets	—		—	0.53	%(g)	0.54	%(g)	0.54	%(g)	0.56	%(g)
Ratio of Net Investment Income to Average Net Assets	4.65	%(f)	4.73%	4.54%		4.39%		4.21%		4.26%
Portfolio Turnover Rate	14.1	%(f)	6.2%	16.0%		33.0%		28.0%		46.0%

	2008(a)		2007	2006		2005		2004		2003
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$10.47		$10.39	$10.43		$10.66		$10.70		$11.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.46	0.44		0.43		0.42		0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		0.17	(0.02)		(0.22)		(0.06)		(0.23)

Total From Investment Operations	0.14		0.63	0.42		0.21		0.36		0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.65)		(0.55)	(0.46)		(0.44)		(0.40)		(0.53)

Total Dividends and Distributions	(0.65)		(0.55)	(0.46)		(0.44)		(0.40)		(0.53)

Net Asset Value, End of Period	$9.96		$10.47	$10.39		$10.43		$10.66		$10.70

Total Return(c)	1.36	%(d)	6.21%	4.22%		2.02%		3.59%		1.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,628		$3,322	$5,041		$8,742		$12,757		$16,323
Ratio of Expenses to Average Net Assets(e)	0.75	%(f)	0.75%	0.78%		0.79%		0.79%		0.81%
Ratio of Gross Expenses to Average Net Assets	—		—	0.78	%(g)	0.79	%(g)	0.79	%(g)	0.81	%(g)
Ratio of Net Investment Income to Average Net Assets	4.40	%(f)	4.47%	4.29%		4.14%		3.96%		4.01%
Portfolio Turnover Rate	14.1	%(f)	6.2%	16.0%		33.0%		28.0%		46.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
Principal LifeTime 2010 Account
Class 1 shares
Net Asset Value, Beginning of Period	$12.94		$12.76	$11.37	$10.84	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29		0.67	0.25	0.02	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		(0.19)	1.15	0.59	0.82

Total From Investment Operations	(0.85)		0.48	1.40	0.61	0.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)		(0.16)	(0.01)	(0.01)	(0.09)
Distributions from Realized Gains	(0.76)		(0.14)	—	(0.07)	—

Total Dividends and Distributions	(1.23)		(0.30)	(0.01)	(0.08)	(0.09)

Net Asset Value, End of Period	$10.86		$12.94	$12.76	$11.37	$10.84

Total Return(d)	(7.02	)%(e)	3.74%	12.30%	5.70%	9.31	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$46,986		$44,891	$26,936	$12,930	$11
Ratio of Expenses to Average Net Assets(f)	0.13	%(g)	0.13%	0.16%	0.16%	0.16	%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	—		—	0.16%	0.20%	10.02	%(g)
Ratio of Net Investment Income to Average Net Assets	4.75	%(g)	5.13%	2.09%	0.22%	3.21	%(g)
Portfolio Turnover Rate	17.58	%(g)	67.0%	31.5%	4.3%	3.0	%(g)

	2008(a)		2007	2006	2005	2004(b)
Principal LifeTime 2020 Account
Class 1 shares
Net Asset Value, Beginning of Period	$13.86		$13.37	$11.61	$10.97	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.23		0.71	0.15	(0.01)	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		(0.06)	1.61	0.75	0.93

Total From Investment Operations	(1.01)		0.65	1.76	0.74	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.51)		(0.07)	—	(0.02)	(0.09)
Distributions from Realized Gains	(0.99)		(0.09)	—	(0.08)	—

Total Dividends and Distributions	(1.50)		(0.16)	—	(0.10)	(0.09)

Net Asset Value, End of Period	$11.35		$13.86	$13.37	$11.61	$10.97

Total Return(d)	(7.86	)%(e)	4.87%	15.16%	6.77%	10.62	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$178,408		$179,244	$98,599	$26,753	$15
Ratio of Expenses to Average Net Assets(f)	0.13	%(g)	0.12%	0.13%	0.13%	0.13	%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	—		—	0.14%	0.16%	8.72	%(g)
Ratio of Net Investment Income to Average Net Assets	3.50	%(g)	5.12%	1.23%	(0.10)%	3.65	%(g)
Portfolio Turnover Rate	8.94	%(g)	60.3%	13.2%	3.1%	2.6	%(g)

(a)	Six months ended June 30, 2008.

(b)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Account invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
Principal LifeTime 2030 Account
Class 1 shares
Net Asset Value, Beginning of Period	$13.99		$13.35	$11.63	$10.97	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16		0.71	0.12	0.01	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)		0.09	1.60	0.73	0.76

Total From Investment Operations	(1.13)		0.80	1.72	0.74	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)		(0.06)	—	(0.02)	(0.09)
Distributions from Realized Gains	(1.07)		(0.10)	—	(0.06)	—

Total Dividends and Distributions	(1.57)		(0.16)	—	(0.08)	(0.09)

Net Asset Value, End of Period	$11.29		$13.99	$13.35	$11.63	$10.97

Total Return(d)	(8.68	)%(e)	5.97%	14.83%	6.76%	10.60	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,405		$31,304	$15,224	$3,918	$151
Ratio of Expenses to Average Net Assets(f)	0.13	%(g)	0.13%	0.16%	0.16%	0.16	%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	—		—	0.21%	0.38%	2.14	%(g)
Ratio of Net Investment Income to Average Net Assets	2.46	%(g)	5.11%	0.95%	0.08%	8.58	%(g)
Portfolio Turnover Rate	16.8	%(g)	66.7%	37.8%	11.5%	4.8	%(g)

	2008(a)		2007	2006	2005	2004(b)
Principal LifeTime 2040 Account
Class 1 shares
Net Asset Value, Beginning of Period	$14.37		$13.60	$11.82	$11.09	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12		0.75	0.11	0.01	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.36)		0.14	1.67	0.79	0.99

Total From Investment Operations	(1.24)		0.89	1.78	0.80	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)		(0.05)	—	(0.02)	(0.09)
Distributions from Realized Gains	(1.02)		(0.07)	—	(0.05)	—

Total Dividends and Distributions	(1.47)		(0.12)	—	(0.07)	(0.09)

Net Asset Value, End of Period	$11.66		$14.37	$13.60	$11.82	$11.09

Total Return(d)	(9.18	)%(e)	6.54%	15.13%	7.27%	11.78	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,893		$16,244	$7,256	$1,893	$147
Ratio of Expenses to Average Net Assets(f)	0.13	%(g)	0.13%	0.13%	0.13%	0.14	%(g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	—		—	0.32%	0.56%	1.47	%(g)
Ratio of Net Investment Income to Average Net Assets	1.84	%(g)	5.27%	0.83%	0.12%	5.35	%(g)
Portfolio Turnover Rate	22.06	%(g)	72.7%	29.8%	18.2%	9.4	%(g)

(a)	Six months ended June 30, 2008.

(b)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Account invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
Principal LifeTime 2050 Account
Class 1 shares
Net Asset Value, Beginning of Period	$14.48		$13.68	$11.85	$11.09	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10		0.73	0.08	0.01	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.37)		0.18	1.75	0.82	1.06

Total From Investment Operations	(1.27)		0.91	1.83	0.83	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)		(0.03)	—	(0.02)	(0.08)
Distributions from Realized Gains	(1.14)		(0.08)	—	(0.05)	—

Total Dividends and Distributions	(1.62)		(0.11)	—	(0.07)	(0.08)

Net Asset Value, End of Period	$11.59		$14.48	$13.68	$11.85	$11.09

Total Return(d)	(9.43	)%(e)	6.62%	15.49%	7.56%	11.74	% (e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,361		$9,500	$5,210	$1,160	$88
Ratio of Expenses to Average Net Assets(f)	0.12	%(g)	0.12%	0.12%	0.12%	0.13	% (g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	—		—	0.44%	1.11%	1.49	%(g)
Ratio of Net Investment Income to Average Net Assets	1.46	%(g)	5.06%	0.63%	0.11%	3.04	%(g)
Portfolio Turnover Rate	8.1	%(g)	93.1%	36.4%	4.2%	13.0	%(g)

	2008(a)		2007	2006	2005	2004(b)
Principal LifeTime Strategic Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$12.12		$12.15	$11.05	$10.68	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.44		0.61	0.27	0.06	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.05)		(0.36)	0.86	0.46	0.65

Total From Investment Operations	(0.61)		0.25	1.13	0.52	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)		(0.17)	(0.02)	(0.03)	(0.09)
Distributions from Realized Gains	(0.33)		(0.11)	(0.01)	(0.12)	—

Total Dividends and Distributions	(0.75)		(0.28)	(0.03)	(0.15)	(0.09)

Net Asset Value, End of Period	$10.76		$12.12	$12.15	$11.05	$10.68

Total Return(d)	(5.21	)%(e)	2.12%	10.26%	4.96%	7.66	% (e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,016		$21,210	$12,655	$5,463	$11
Ratio of Expenses to Average Net Assets(f)	0.13	%(g)	0.13%	0.14%	0.14%	0.14	% (g)
Ratio of Gross Expenses to Average Net Assets(f),(h)	—		—	0.21%	0.27%	10.09	% (g)
Ratio of Net Investment Income to Average Net Assets	7.57	%(g)	5.03%	2.36%	0.60%	3.30	% (g)
Portfolio Turnover Rate	16.0	%(g)	54.4%	20.9%	8.4%	2.9	% (g)

(a)	Six months ended June 30, 2008.

(b)	Period from August 30, 2004, date operations commenced, through December 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Does not include expenses of the investment companies in which the Account invests.

(g)	Computed on an annualized basis.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
Real Estate Securities Account
Class 1 shares
Net Asset Value, Beginning of Period	$19.06		$26.09		$20.51	$17.88	$14.90		$11.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.35		0.23	0.40	0.39		0.49
Net Realized and Unrealized Gain (Loss) on Investments	(0.11)		(4.45)		6.84	2.39	4.66		3.87

Total From Investment Operations	(0.01)		(4.10)		7.07	2.79	5.05		4.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)		(0.20)		(0.39)	—	(0.35)		(0.42)
Distributions from Realized Gains	(6.04)		(2.73)		(1.10)	(0.16)	(1.72)		(0.28)

Total Dividends and Distributions	(6.45)		(2.93)		(1.49)	(0.16)	(2.07)		(0.70)

Net Asset Value, End of Period	$12.60		$19.06		$26.09	$20.51	$17.88		$14.90

Total Return(c)	(3.31	)%(d)	(17.69)%		36.61%	15.85%	34.53%		38.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$181,181		$204,752		$255,955	$178,922	$146,022		$93,018
Ratio of Expenses to Average Net Assets(e)	0.88	%(f)	0.86%		0.87%	0.89%	0.90%		0.91%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	0.90	%(g)	0.92	%(g)
Ratio of Net Investment Income to Average Net Assets	1.12	%(f)	1.51%		1.01%	2.16%	2.37%		3.83%
Portfolio Turnover Rate	38.6	%(f)	81.3	%(h)	35.8%	23.6%	58.8%		53.9%

	2008(a)		2007(i)
Real Estate Securities Account
Class 2 shares
Net Asset Value, Beginning of Period	$19.06		$25.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(4.00)

Total From Investment Operations	(0.02)		(3.73)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.13)
Distributions from Realized Gains	(6.04)		(2.73)

Total Dividends and Distributions	(6.40)		(2.86)

Net Asset Value, End of Period	$12.64		$19.06

Total Return(c)	(3.33	)%(d)	(16.50	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,181		$1,441
Ratio of Expenses to Average Net Assets(e)	1.13	%(f)	1.11	%(f)
Ratio of Net Investment Income to Average Net Assets	0.83	%(f)	1.17	%(f)
Portfolio Turnover Rate	38.6	%(f)	81.3	%(f),(h)

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.

(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$19.17		$18.09	$16.72		$16.08		$14.88		$12.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.63		0.64	0.41		0.36		0.32		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		0.92	1.33		0.59		1.16		2.46

Total From Investment Operations	(1.10)		1.56	1.74		0.95		1.48		2.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.71)		(0.48)	(0.37)		(0.31)		(0.28)		(0.33)
Distributions from Realized Gains	(2.20)		—	—		—		—		—

Total Dividends and Distributions	(2.91)		(0.48)	(0.37)		(0.31)		(0.28)		(0.33)

Net Asset Value, End of Period	$15.16		$19.17	$18.09		$16.72		$16.08		$14.88

Total Return(c)	(6.35	)%(d)	8.67%	10.61%		6.01%		10.12%		22.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$415,459		$481,245	$507,193		$462,438		$467,076		$419,273
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.23%	0.27%		0.28%		0.28%		0.29%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.27	%(h)	0.28	%(h)	0.28	%(h)	0.29	%(h)
Ratio of Net Investment Income to Average Net Assets	7.01	%(g)	3.40%	2.39%		2.26%		2.13%		2.50%
Portfolio Turnover Rate	36.8	%(g)	42.1%	11.0%		4.0%		4.0%		7.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$19.04		$17.97	$16.61		$15.99		$14.82		$12.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.60		0.58	0.37		0.32		0.28		0.30
Net Realized and Unrealized Gain (Loss) on Investments	(1.72)		0.92	1.32		0.58		1.16		2.45

Total From Investment Operations	(1.12)		1.50	1.69		0.90		1.44		2.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.66)		(0.43)	(0.33)		(0.28)		(0.27)		(0.32)
Distributions from Realized Gains	(2.20)		—	—		—		—		—

Total Dividends and Distributions	(2.86)		(0.43)	(0.33)		(0.28)		(0.27)		(0.32)

Net Asset Value, End of Period	$15.06		$19.04	$17.97		$16.61		$15.99		$14.82

Total Return(c)	(6.48	)%(d)	8.39%	10.38%		5.72%		9.83%		22.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$177,212		$212,465	$224,203		$198,280		$164,802		$91,631
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.48%	0.52%		0.53%		0.53%		0.54%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.52	%(h)	0.53	%(h)	0.53	%(h)	0.54	%(h)
Ratio of Net Investment Income to Average Net Assets	6.80	%(g)	3.13%	2.14%		2.01%		1.88%		2.25%
Portfolio Turnover Rate	36.8	%(g)	42.1%	11.0%		4.0%		4.0%		7.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$13.07		$12.74	$12.07		$11.82		$11.15		$9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.55		0.52	0.39		0.35		0.34		0.36
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)		0.43	0.64		0.18		0.56		1.29

Total From Investment Operations	(0.46)		0.95	1.03		0.53		0.90		1.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)		(0.45)	(0.33)		(0.28)		(0.23)		(0.23)
Distributions from Realized Gains	(0.84)		(0.17)	(0.03)		—		—		—

Total Dividends and Distributions	(1.31)		(0.62)	(0.36)		(0.28)		(0.23)		(0.23)

Net Asset Value, End of Period	$11.30		$13.07	$12.74		$12.07		$11.82		$11.15

Total Return(c)	(3.80	)%(d)	7.55%	8.83%		4.59%		8.21%		17.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$56,968		$50,531	$43,249		$43,818		$40,458		$31,600
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.24%	0.33%		0.38%		0.33%		0.31%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.33	%(h)	0.38	%(h)	0.33	%(h)	0.36	%(h)
Ratio of Net Investment Income to Average Net Assets	8.83	%(g)	4.05%	3.22%		3.00%		3.02%		3.48%
Portfolio Turnover Rate	57.9	%(g)	45.0%	11.0%		4.0%		1.0%		6.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$12.97		$12.64	$11.98		$11.75		$11.11		$9.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52		0.49	0.36		0.32		0.31		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		0.43	0.64		0.17		0.55		1.29

Total From Investment Operations	(0.47)		0.92	1.00		0.49		0.86		1.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)		(0.42)	(0.31)		(0.26)		(0.22)		(0.22)
Distributions from Realized Gains	(0.84)		(0.17)	(0.03)		—		—		—

Total Dividends and Distributions	(1.28)		(0.59)	(0.34)		(0.26)		(0.22)		(0.22)

Net Asset Value, End of Period	$11.22		$12.97	$12.64		$11.98		$11.75		$11.11

Total Return(c)	(3.91	)%(d)	7.34%	8.50%		4.37%		7.88%		16.83%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,213		$29,194	$32,716		$29,984		$20,845		$9,128
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.49%	0.58%		0.63%		0.58%		0.56%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.58	%(h)	0.63	%(h)	0.58	%(h)	0.61	%(h)
Ratio of Net Investment Income to Average Net Assets	8.40	%(g)	3.85%	2.97%		2.75%		2.77%		3.23%
Portfolio Turnover Rate	57.9	%(g)	45.0%	11.0%		4.0%		1.0%		6.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$21.18		$19.70	$17.85		$16.89		$15.32		$12.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.51		0.57	0.28		0.25		0.21		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(2.23)		1.26	1.86		0.93		1.58		3.23

Total From Investment Operations	(1.72)		1.83	2.14		1.18		1.79		3.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.72)		(0.35)	(0.29)		(0.22)		(0.22)		(0.30)
Distributions from Realized Gains	(1.91)		—	—		—		—		—

Total Dividends and Distributions	(2.63)		(0.35)	(0.29)		(0.22)		(0.22)		(0.30)

Net Asset Value, End of Period	$16.83		$21.18	$19.70		$17.85		$16.89		$15.32

Total Return(c)	(8.78	)%(d)	9.29%	12.20%		7.04%		11.78%		28.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$158,697		$251,682	$284,083		$293,378		$303,584		$284,165
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.23%	0.28%		0.29%		0.28%		0.30%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.28	%(h)	0.29	%(h)	0.28	%(h)	0.30	%(h)
Ratio of Net Investment Income to Average Net Assets	5.19	%(g)	2.74%	1.50%		1.47%		1.36%		1.75%
Portfolio Turnover Rate	21.1	%(g)	46.8%	8.0%		9.0%		10.0%		11.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Conservative Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$21.03		$19.56	$17.73		$16.80		$15.25		$12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.55		0.51	0.23		0.21		0.17		0.20
Net Realized and Unrealized Gain (Loss) on Investments	(2.28)		1.26	1.86		0.91		1.58		3.20

Total From Investment Operations	(1.73)		1.77	2.09		1.12		1.75		3.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.67)		(0.30)	(0.26)		(0.19)		(0.20)		(0.28)
Distributions from Realized Gains	(1.91)		—	—		—		—		—

Total Dividends and Distributions	(2.58)		(0.30)	(0.26)		(0.19)		(0.20)		(0.28)

Net Asset Value, End of Period	$16.72		$21.03	$19.56		$17.73		$16.80		$15.25

Total Return(c)	(8.88	)%(d)	9.04%	11.95%		6.71%		11.58%		28.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$109,025		$129,346	$124,555		$94,662		$73,830		$40,576
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.48%	0.53%		0.54%		0.53%		0.55%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.53	%(h)	0.54	%(h)	0.53	%(h)	0.55	%(h)
Ratio of Net Investment Income to Average Net Assets	5.74	%(g)	2.47%	1.25%		1.22%		1.11%		1.50%
Portfolio Turnover Rate	21.1	%(g)	46.8%	8.0%		9.0%		10.0%		11.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Flexible Income Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$14.36		$14.42	$14.08		$14.10		$13.71		$12.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52		0.67	0.56		0.52		0.51		0.56
Net Realized and Unrealized Gain (Loss) on Investments	(0.80)		0.18	0.36		(0.05)		0.35		1.08

Total From Investment Operations	(0.28)		0.85	0.92		0.47		0.86		1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.90)		(0.69)	(0.57)		(0.47)		(0.47)		(0.34)
Distributions from Realized Gains	(1.19)		(0.22)	(0.01)		(0.02)		—		—

Total Dividends and Distributions	(2.09)		(0.91)	(0.58)		(0.49)		(0.47)		(0.34)

Net Asset Value, End of Period	$11.99		$14.36	$14.42		$14.08		$14.10		$13.71

Total Return(c)	(2.26	)%(d)	6.09%	6.84%		3.41%		6.47%		13.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$81,609		$113,970	$126,456		$143,367		$149,055		$143,283
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.24%	0.29%		0.30%		0.28%		0.30%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.29	%(h)	0.30	%(h)	0.28	%(h)	0.30	%(h)
Ratio of Net Investment Income to Average Net Assets	7.49	%(g)	4.66%	3.99%		3.74%		3.67%		4.33%
Portfolio Turnover Rate	50.1	%(g)	28.4%	6.0%		5.0%		5.0%		4.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Flexible Income Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$14.26		$14.32	$13.98		$14.02		$13.65		$12.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.59		0.63	0.53		0.49		0.47		0.53
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		0.19	0.36		(0.07)		0.36		1.07

Total From Investment Operations	(0.31)		0.82	0.89		0.42		0.83		1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.86)		(0.66)	(0.54)		(0.44)		(0.46)		(0.33)
Distributions from Realized Gains	(1.19)		(0.22)	(0.01)		(0.02)		—		—

Total Dividends and Distributions	(2.05)		(0.88)	(0.55)		(0.46)		(0.46)		(0.33)

Net Asset Value, End of Period	$11.90		$14.26	$14.32		$13.98		$14.02		$13.65

Total Return(c)	(2.47	)%(d)	5.86%	6.61%		3.09%		6.24%		13.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,331		$53,025	$63,097		$79,487		$67,752		$34,501
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.49%	0.54%		0.55%		0.53%		0.55%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.54	%(h)	0.55	%(h)	0.53	%(h)	0.55	%(h)
Ratio of Net Investment Income to Average Net Assets	8.64	%(g)	4.39%	3.74%		3.49%		3.42%		4.08%
Portfolio Turnover Rate	50.1	%(g)	28.4%	6.0%		5.0%		5.0%		4.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
SAM Strategic Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period	$23.91		$22.07	$19.74		$18.45		$16.46		$12.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.55	0.23		0.19		0.14		0.14
Net Realized and Unrealized Gain (Loss) on Investments	(2.59)		1.57	2.32		1.22		1.96		3.98

Total From Investment Operations	(2.23)		2.12	2.55		1.41		2.10		4.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.76)		(0.28)	(0.22)		(0.12)		(0.11)		(0.21)
Distributions from Realized Gains	(3.32)		—	—		—		—		—

Total Dividends and Distributions	(4.08)		(0.28)	(0.22)		(0.12)		(0.11)		(0.21)

Net Asset Value, End of Period	$17.60		$23.91	$22.07		$19.74		$18.45		$16.46

Total Return(c)	(10.31	)%(d)	9.61%	13.06%		7.71%		12.83%		33.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$64,194		$150,975	$146,789		$136,966		$130,069		$105,077
Ratio of Expenses to Average Net Assets(e),(f)	0.24	%(g)	0.24%	0.29%		0.31%		0.29%		0.31%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.29	%(h)	0.31	%(h)	0.29	%(h)	0.31	%(h)
Ratio of Net Investment Income to Average Net Assets	3.31	%(g)	2.34%	1.10%		1.01%		0.80%		0.99%
Portfolio Turnover Rate	28.3	%(g)	45.7%	7.0%		9.0%		4.0%		9.0%

	2008(a)		2007	2006		2005		2004		2003
SAM Strategic Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period	$23.77		$21.95	$19.64		$18.38		$16.42		$12.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.52		0.47	0.17		0.14		0.09		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(2.76)		1.57	2.32		1.22		1.97		3.98

Total From Investment Operations	(2.24)		2.04	2.49		1.36		2.06		4.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.71)		(0.22)	(0.18)		(0.10)		(0.10)		(0.20)
Distributions from Realized Gains	(3.32)		—	—		—		—		—

Total Dividends and Distributions	(4.03)		(0.22)	(0.18)		(0.10)		(0.10)		(0.20)

Net Asset Value, End of Period	$17.50		$23.77	$21.95		$19.64		$18.38		$16.42

Total Return(c)	(10.43	)%(d)	9.34%	12.77%		7.47%		12.54%		32.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70,958		$80,715	$69,965		$48,413		$34,129		$14,766
Ratio of Expenses to Average Net Assets(e),(f)	0.49	%(g)	0.49%	0.54%		0.56%		0.54%		0.56%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.54	%(h)	0.56	%(h)	0.54	%(h)	0.56	%(h)
Ratio of Net Investment Income to Average Net Assets	4.83	%(g)	2.04%	0.85%		0.76%		0.55%		0.74%
Portfolio Turnover Rate	28.3	%(g)	45.7%	7.0%		9.0%		4.0%		9.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Computed on an annualized basis.

(h)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003(b)
Short-Term Bond Account
Class 1 shares
Net Asset Value, Beginning of Period	$10.23		$10.28	$10.11	$10.12	$9.99	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.25		0.52	0.45	0.33	0.25	0.13
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		(0.21)	(0.01)	(0.15)	(0.12)	(0.05)

Total From Investment Operations	(0.34)		0.31	0.44	0.18	0.13	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)		(0.36)	(0.27)	(0.19)	—	(0.09)

Total Dividends and Distributions	(0.46)		(0.36)	(0.27)	(0.19)	—	(0.09)

Net Asset Value, End of Period	$9.43		$10.23	$10.28	$10.11	$10.12	$9.99

Total Return(d)	(3.38	)%(e)	3.07%	4.44%	1.80%	1.30%	0.78	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$151,376		$156,830	$120,364	$83,822	$56,241	$20,552
Ratio of Expenses to Average Net Assets	0.49	%(f)	0.49%	0.64%	0.57%	0.53%	0.57	%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)	N/A		N/A	0.52%	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	—		—	—	—	—	0.57	%(f)
Ratio of Net Investment Income to Average Net Assets	5.05	%(f)	5.08%	4.51%	3.26%	2.53%	2.15	%(f)
Portfolio Turnover Rate	36.5	%(f)	37.9%	43.8%	74.3%	34.8%	5.0	%(f)

(a)	Six months ended June 30, 2008.

(b)	Period from May 1, 2003, date operations commenced, through December 31, 2003.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period	$2.50		$2.52	$2.52		$2.58		$2.63		$2.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.11	0.11		0.10		0.10		0.11
Net Realized and Unrealized Gain (Loss) on Investments	—		—	—		(0.06)		(0.05)		0.04

Total From Investment Operations	0.05		0.11	0.11		0.04		0.05		0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.13)	(0.11)		(0.10)		(0.10)		(0.17)

Total Dividends and Distributions	(0.08)		(0.13)	(0.11)		(0.10)		(0.10)		(0.17)

Net Asset Value, End of Period	$2.47		$2.50	$2.52		$2.52		$2.58		$2.63

Total Return(c)	1.91	%(d)	4.50%	4.59%		1.64%		2.07%		5.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$66,245		$76,165	$42,466		$47,221		$48,574		$46,628
Ratio of Expenses to Average Net Assets(e)	0.51	%(f)	0.50%	0.61%		0.60%		0.61%		0.63%
Ratio of Gross Expenses to Average Net Assets	—		—	0.61	%(g)	0.60	%(g)	0.61	%(g)	0.63	%(g)
Ratio of Net Investment Income to Average Net Assets	4.04	%(f)	4.56%	4.30%		4.01%		3.74%		4.31%
Portfolio Turnover Rate	60.5	%(f)	46.8%	13.0%		22.0%		17.0%		38.0%

	2008(a)		2007	2006		2005		2004		2003
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period	$2.49		$2.51	$2.51		$2.56		$2.62		$2.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.11	0.10		0.09		0.09		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		(0.01)	—		(0.05)		(0.05)		0.04

Total From Investment Operations	0.04		0.10	0.10		0.04		0.04		0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.12)	(0.10)		(0.09)		(0.10)		(0.16)

Total Dividends and Distributions	(0.07)		(0.12)	(0.10)		(0.09)		(0.10)		(0.16)

Net Asset Value, End of Period	$2.46		$2.49	$2.51		$2.51		$2.56		$2.62

Total Return(c)	1.66	%(d)	4.24%	4.24%		1.76%		1.60%		5.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,958		$2,386	$3,221		$5,156		$7,096		$6,157
Ratio of Expenses to Average Net Assets(e)	0.76	%(f)	0.75%	0.86%		0.85%		0.86%		0.88%
Ratio of Gross Expenses to Average Net Assets	—		—	0.86	%(g)	0.85	%(g)	0.86	%(g)	0.88	%(g)
Ratio of Net Investment Income to Average Net Assets	3.78	%(f)	4.33%	4.05%		3.76%		3.49%		4.06%
Portfolio Turnover Rate	60.5	%(f)	46.8%	13.0%		22.0%		17.0%		38.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
SmallCap Blend Account (b)
Class 1 shares
Net Asset Value, Beginning of Period	$9.82		$10.78	$10.22	$9.55	$7.97		$5.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		0.04	0.03	0.02	—		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		0.24	1.23	0.65	1.58		2.14

Total From Investment Operations	(0.92)		0.28	1.26	0.67	1.58		2.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.03)	(0.02)	—	—		(0.01)
Distributions from Realized Gains	(0.99)		(1.21)	(0.68)	—	—		—

Total Dividends and Distributions	(1.03)		(1.24)	(0.70)	—	—		(0.01)

Net Asset Value, End of Period	$7.87		$9.82	$10.78	$10.22	$9.55		$7.97

Total Return(d)	(10.12	)%(e)	1.65%	12.70%	7.04%	19.82%		36.82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$76,391		$92,456	$103,131	$94,476	$85,115		$65,285
Ratio of Expenses to Average Net Assets	0.86	%(f)	0.86%	0.87%	0.88%	0.86%		0.95%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.86	%(g)	0.95	%(g)
Ratio of Net Investment Income to Average Net Assets	0.27	%(f)	0.34%	0.32%	0.17%	0.03%		0.09%
Portfolio Turnover Rate	69.0	%(f)	53.9%	132.3%	125.8%	188.7%		162.9%

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, SmallCap Account changed its name to SmallCap Blend Account.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
SmallCap Growth Account II(b)
Class 1 shares
Net Asset Value, Beginning of Period	$11.35		$10.81		$9.92	$9.30	$8.36		$5.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.07)		(0.06)	(0.07)	(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.05)		0.61		0.95	0.69	1.00		2.66

Total From Investment Operations	(1.08)		0.54		0.89	0.62	0.94		2.62
Less Dividends and Distributions:

Net Asset Value, End of Period	$10.27		$11.35		$10.81	$9.92	$9.30		$8.36

Total Return(d)	(9.52	)%(e)	5.00%		8.97%	6.67%	11.24%		45.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,742		$103,626		$73,327	$66,656	$63,453		$55,628
Ratio of Expenses to Average Net Assets(f)	1.02	%(g)	1.01%		1.02%	1.05%	0.99%		0.99%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.01	%(h)	1.02	%(h)
Ratio of Net Investment Income to Average Net Assets	(0.66	)%(g)	(0.59)%		(0.62)%	(0.77)%	(0.70)%		(0.64)%
Portfolio Turnover Rate	81.2	%(g)	86.5	%(i)	77.6%	68.2%	43.3%		54.1%

	2008(a)		2007(j)
SmallCap Growth Account II(b)
Class 2 shares
Net Asset Value, Beginning of Period	$11.32		$10.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.04)		0.70

Total From Investment Operations	(1.09)		0.60
Less Dividends and Distributions:

Net Asset Value, End of Period	$10.23		$11.32

Total Return(d)	(9.63	)%(e)	5.60	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,379		$3,968
Ratio of Expenses to Average Net Assets(f)	1.27	%(g)	1.26	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.91	)%(g)	(0.84	)%(g)
Portfolio Turnover Rate	81.2	%(g)	86.5	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, SmallCap Growth Account changed its name to SmallCap Growth Account II.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
SmallCap Value Account I(b)
Class 1 shares
Net Asset Value, Beginning of Period	$15.69		$18.66		$17.61	$16.83	$15.04		$10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07		0.13		0.09	0.07	0.03		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.50)		(1.68)		2.98	0.96	3.37		5.14

Total From Investment Operations	(1.43)		(1.55)		3.07	1.03	3.40		5.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.07)		(0.06)	(0.01)	(0.03)		(0.05)
Distributions from Realized Gains	(1.59)		(1.35)		(1.96)	(0.24)	(1.58)		(0.41)

Total Dividends and Distributions	(1.72)		(1.42)		(2.02)	(0.25)	(1.61)		(0.46)

Net Asset Value, End of Period	$12.54		$15.69		$18.66	$17.61	$16.83		$15.04

Total Return(d)	(10.09	)%(e)	(9.52)%		18.64%	6.22%	23.08%		50.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$151,640		$178,698		$171,973	$132,035	$107,206		$82,135
Ratio of Expenses to Average Net Assets(f)	1.01	%(g)	1.01%		1.11%	1.13%	1.12%		1.16%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.13	%(h)	1.18	%(h)
Ratio of Net Investment Income to Average Net Assets	0.90	%(g)	0.71%		0.49%	0.38%	0.21%		0.50%
Portfolio Turnover Rate	55.2	%(g)	55.0	%(i)	49.0%	45.3%	38.0%		54.0%

	2008(a)		2007(j)
SmallCap Value Account I(b)
Class 2 shares
Net Asset Value, Beginning of Period	$15.68		$18.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.48)		(1.43)

Total From Investment Operations	(1.43)		(1.35)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.03)
Distributions from Realized Gains	(1.59)		(1.35)

Total Dividends and Distributions	(1.70)		(1.38)

Net Asset Value, End of Period	$12.55		$15.68

Total Return(d)	(10.12	)%(e)	(8.51	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$161		$237
Ratio of Expenses to Average Net Assets(f)	1.26	%(g)	1.26	%(g)
Ratio of Net Investment Income to Average Net Assets	0.63	%(g)	0.48	%(g)
Portfolio Turnover Rate	55.2	%(g)	55.0	%(i)

(a)	Six months ended June 30, 2008.

(b)	Effective June 13, 2008, SmallCap Value Account changed its name to SmallCap Value Account I.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Expense ratio without commission rebates.

(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.

(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.
See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

	2008(a)		2007	2006		2005		2004		2003
West Coast Equity Account
Class 1 shares
Net Asset Value, Beginning of Period	$25.13		$24.06	$22.04		$20.45		$18.14		$12.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.20	0.15		0.13		0.16		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(2.48)		1.89	2.45		1.61		2.20		5.43

Total From Investment Operations	(2.41)		2.09	2.60		1.74		2.36		5.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.18)	(0.12)		(0.15)		(0.05)		(0.04)
Distributions from Realized Gains	(2.20)		(0.84)	(0.46)		—		—		—

Total Dividends and Distributions	(2.44)		(1.02)	(0.58)		(0.15)		(0.05)		(0.04)

Net Asset Value, End of Period	$20.28		$25.13	$24.06		$22.04		$20.45		$18.14

Total Return(c)	(10.21	)%(d)	8.73%	12.03%		8.57%		13.03%		43.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$98,109		$128,486	$152,592		$130,071		$119,371		$105,160
Ratio of Expenses to Average Net Assets(e)	0.63	%(f)	0.63%	0.67%		0.68%		0.69%		0.71%
Ratio of Gross Expenses to Average Net Assets	—		—	0.67	%(g)	0.68	%(g)	0.69	%(g)	0.71	%(g)
Ratio of Net Investment Income to Average Net Assets	0.60	%(f)	0.81%	0.66%		0.62%		0.87%		0.42%
Portfolio Turnover Rate	11.7	%(f)	16.6%	18.0%		18.0%		17.0%		16.0%

	2008(a)		2007	2006		2005		2004		2003
West Coast Equity Account
Class 2 shares
Net Asset Value, Beginning of Period	$24.97		$23.91	$21.92		$20.35		$18.08		$12.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.13	0.10		0.08		0.11		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.47)		1.89	2.43		1.60		2.19		5.41

Total From Investment Operations	(2.43)		2.02	2.53		1.68		2.30		5.43
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.12)	(0.08)		(0.11)		(0.03)		(0.02)
Distributions from Realized Gains	(2.20)		(0.84)	(0.46)		—		—		—

Total Dividends and Distributions	(2.38)		(0.96)	(0.54)		(0.11)		(0.03)		(0.02)

Net Asset Value, End of Period	$20.16		$24.97	$23.91		$21.92		$20.35		$18.08

Total Return(c)	(10.34	)%(d)	8.46%	11.75%		8.30%		12.72%		42.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,115		$15,662	$16,954		$10,823		$8,270		$5,202
Ratio of Expenses to Average Net Assets(e)	0.88	%(f)	0.88%	0.92%		0.93%		0.94%		0.96%
Ratio of Gross Expenses to Average Net Assets	—		—	0.92	%(g)	0.93	%(g)	0.94	%(g)	0.96	%(g)
Ratio of Net Investment Income to Average Net Assets	0.35	%(f)	0.55%	0.41%		0.37%		0.62%		0.17%
Portfolio Turnover Rate	11.7	%(f)	16.6%	18.0%		18.0%		17.0%		16.0%

(a)	Six months ended June 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.

(d)	Total return amounts have not been annualized.

(e)	Reflects Manager’s contractual expense limit.

(f)	Computed on an annualized basis.

(g)	Expense ratio without custodian credits.
See accompanying notes.

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine Director since 2004 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	112	The McClatchy Company

Kristianne Blake Director since 2007 Member, Operations Committee 1954	President, Kristianne Gates Blake, P.S.	112	Avista Corporation; Russell Investment Company; Russell Investment Funds

Craig Damos Director since 2008 Member, Operations Committee 1954	CEO/President, Vertical Growth Officer, and CFO, The Weitz Company	112	None

Richard W. Gilbert Director since 1985 Member, Nominating and Governance Committee Member, Executive Committee 1940	President, Gilbert Communications, Inc.	112	Calamos Asset Management, Inc.

Mark A. Grimmett Director since 2004 Member, Audit Committee 1960	Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	112	None

Fritz S. Hirsch Director since 2005 Member, Audit Committee 1951	President and CEO, Sassy, Inc.	112	None

William C. Kimball Director since 1999 Member, Nominating and Governance Committee 1947	Retired. Former Chairman and CEO, Medicap Pharmacies, Inc.	112	Casey’s General Stores, Inc.

Barbara A. Lukavsky Director since 1987 Member, Nominating and Governance Committee 1940	President and CEO, Barbican Enterprises, Inc.	112	None

Daniel Pavelich Director since 2007 Member, Audit Committee 1944	Retired. Formerly, Chairman and CEO of BDO Seidman.	112	Catalytic Inc.; Vaagen Bros. Lumber, Inc.

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher Director, Vice Chairman and CEO Member, Executive Committee 1952	Director, Principal Management Corporation, since 1999. Director, Principal Funds Distributor, Inc. since 2007. Director, Princor since 1999. President Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh Director Member, Operations Committee 1943	Retired December 2007. Prior thereto, President and Director of Edge Asset Management, Inc. since 2007; President and CEO of WM Group of Funds 1987-2006.	112	None

Larry D. Zimpleman Director and Chairman of the Board Member, Executive Committee 1951	Chairman and Director, Principal Management Corporation and Princor since 2001. Chief Executive Officer Principal Life since 2008, President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

*	Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**	Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.
The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett Treasurer 711 High Street, Des Moines, IA 50392 1952	Vice President and Treasurer, Principal Life.

Michael J. Beer Executive Vice President 711 High Street, Des Moines, IA 50392 1961	Executive Vice President and Chief Operating Officer, Principal Management Corporation. Executive Vice President, Principal Funds Distributor, Inc., since 2007. President, Princor, since 2005.

Randy L. Bergstrom Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955	Counsel, Principal Life.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Vice President, Product & Distribution Compliance, Principal Life. Senior Vice President, Principal Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967	Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Nora M. Everett President 711 High Street Des Moines, IA 50392 1959	President since 2008, Senior Vice President and Deputy General Counsel, Principal Financial Group, Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

Cary Fuchs Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957	President, Principal Funds Distributor, since 2007; Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Steve Gallaher Assistant Counsel 711 High Street Des Moines, IA 50392 1955	Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Ernie H. Gillum Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955	Vice President and Chief Compliance Officer, Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Patrick A. Kirchner Assistant Counsel 711 High Street, Des Moines, IA 50392 1960	Counsel, Principal Life.

Carolyn F. Kolks Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1962	Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Sarah J. Pitts Assistant Counsel 711 High Street, Des Moines, IA 50392 1945	Counsel, Principal Life.

Layne A. Rasmussen Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958	Vice President and Controller — Mutual Funds, Principal Management Corporation.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael D. Roughton Counsel 711 High Street, Des Moines, IA 50392 1951	Vice President and Senior Securities Counsel, Principal Financial Group, Inc. Senior Vice President and Counsel, Principal Management Corporation, Principal Funds Distributor, Inc., and Princor. Counsel, Principal Global.

Adam U. Shaikh Assistant Counsel 711 High Street, Des Moines, IA 50392 1972	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956	Director and Secretary, Principal Funds, since 2007. Prior thereto, Business Manager for Pella Corporation.
The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.
The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.
The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.
Additional information about the Fund is available in the Prospectuses dated April 30, 2008 and the Statement of Additional Information dated April 30, 2008. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved a new Sub-advisory agreement with Westwood Management Corporation (“Westwood” or “Sub-advisor”) related to the LargeCap Value Account III series of PVC (“LargeCap Value III” or “Fund”).
At its June 9, 2008 meeting, the Board considered whether to enter into a Sub-advisory agreement with Westwood on behalf of LargeCap Value III.
The Board considered the nature, quality and extent of services to be provided under the Sub-advisory agreement. The Board considered the Sub-advisor’s reputation, qualifications and background, its investment approach, the experience and skills of its investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered Principal Management Corporation’s (the “Manager’s”) program for identifying, recommending, monitoring and replacing sub-advisors for PVC and that the due-diligence program recommended Westwood for the Fund.
The Board reviewed the historical composite performance of the Sub-advisor as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of March 31, 2008, the Sub-advisor had outperformed its category and benchmark index during most periods over the last five years. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board reviewed the proposed subadvisory fees and the effect of the new agreement on the subadvisory fee the Manager pays. It noted that the proposed subadvisory fee schedule is higher than the subadvisory fee schedule of the existing subadvisor to the Fund. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and Sub-advisor and that the Manager compensates the Sub-advisor from its fees. The Board noted that the Sub-advisor represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with investment mandates similar to those of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedule for the Fund was reasonable and appropriate.
The Board considered that the Sub-advisory agreement would have a slightly negative impact on the Manager’s profitability during the first year of the Sub-advisory agreement and, therefore, concluded that they need not reassess the profitability of the Fund’s management agreement with the Manager. In concluding that the Sub-advisor’s anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to the Sub-advisor because, as the Board noted, the Manager will compensate the Sub-advisor from its own management fees and the Manager had negotiated the Sub-advisory agreement with the Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Sub-advisory agreement. The Board noted the breakpoints included in the fee schedule and concluded that the fee schedule reflects an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisor. The Board considered the Sub-advisor’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory agreement are fair and reasonable and that approval of the Sub- advisory agreement is in the best interests of the Fund.

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current
prospectus for the Principal Variable Contracts Funds, Inc.
WE’LL GIVE YOU AN EDGE®
www.principalfunds.com
Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®.
Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.
MM 1291-13 | ©2008 Principal Financial Services, Inc. | 08/2008 | #7183082010

ITEM 2 — CODE OF ETHICS
Not applicable to semi-annual reports.
ITEM 3 — AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to semi-annual reports.
ITEM 4 — PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to semi-annual reports.
ITEM 5 — AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 — SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
ITEM 7 — DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 — PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 — PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 — SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
None
ITEM 11 — CONTROLS AND PROCEDURES
a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).
(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12 — EXHIBITS

(a)(1) Code of Ethics — Not applicable to semi-annual reports.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.
By	/s/ Ralph C. Eucher
Ralph C. Eucher, Vice Chairman and CEO

Date 8/12/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Ralph C. Eucher
Ralph C. Eucher, Vice Chairman and CEO

Date 8/12/2008

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 8/12/2008